UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10183

MET INVESTORS SERIES TRUST

(Exact name of registrant as specified in charter)

5 Park Plaza – Suite 1900

Irvine, California 92614

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

Elizabeth M. Forget President Met Investors Series Trust 5 Park Plaza – Suite 1900 Irvine, California 92614	David C. Mahaffey, Esq. Sullivan & Worcester LLP 1666 K Street, N.W. Washington, D.C. 20006

Registrant’s telephone number, including area code: (800) 848-3854

Date of fiscal year end: December 31

Date of reporting period: September 30, 2012

Item 1.	Schedule of Investments.

Met Investors Series Trust Schedule of Investments	September 30, 2012

Met Investors Series Trust

Table of Contents

AllianceBernstein Global Dynamic Allocation Portfolio	MIST-1
American Funds Balanced Allocation Portfolio	MIST-25
American Funds Bond Portfolio	MIST-28
American Funds Growth Allocation Portfolio	MIST-29
American Funds Growth Portfolio	MIST-32
American Funds International Portfolio	MIST-33
American Funds Moderate Allocation Portfolio	MIST-34
AQR Global Risk Balanced Portfolio	MIST-37
BlackRock Global Tactical Strategies Portfolio	MIST-42
BlackRock High Yield Portfolio	MIST-45
BlackRock Large Cap Core Portfolio	MIST-65
Clarion Global Real Estate Portfolio	MIST-68
Dreman Small Cap Value Portfolio	MIST-71
Goldman Sachs Mid Cap Value Portfolio	MIST-74
Harris Oakmark International Portfolio	MIST-78
Invesco Balanced-Risk Allocation Portfolio	MIST-81
Invesco Small Cap Growth Portfolio	MIST-84
Janus Forty Portfolio	MIST-87
Jennison Large Cap Equity Portfolio (formerly Rainier Large Cap Equity Portfolio)	MIST-89
JPMorgan Global Active Allocation Portfolio	MIST-92
Lazard Mid Cap Portfolio	MIST-110
Legg Mason ClearBridge Aggressive Growth Portfolio	MIST-113
Loomis Sayles Global Markets Portfolio	MIST-115
Lord Abbett Bond Debenture Portfolio	MIST-125
Lord Abbett Mid Cap Value Portfolio	MIST-141
Met/Eaton Vance Floating Rate Portfolio	MIST-144
Met/Franklin Income Portfolio	MIST-157
Met/Franklin Low Duration Total Return Portfolio	MIST-165
Met/Franklin Mutual Shares Portfolio	MIST-178
Met/Franklin Templeton Founding Strategy Portfolio	MIST-186
Met/Templeton Growth Portfolio	MIST-188
Met/Templeton International Bond Portfolio	MIST-192
MetLife Aggressive Strategy Portfolio	MIST-202
MetLife Balanced Plus Portfolio	MIST-205
MetLife Balanced Strategy Portfolio	MIST-209
MetLife Defensive Strategy Portfolio	MIST-212
MetLife Growth Strategy Portfolio	MIST-215
MetLife Moderate Strategy Portfolio	MIST-218
MFS® Emerging Markets Equity Portfolio	MIST-221
MFS® Research International Portfolio	MIST-225
Morgan Stanley Mid Cap Growth Portfolio	MIST-228
PIMCO Inflation Protected Bond Portfolio	MIST-232
PIMCO Total Return Portfolio	MIST-246
Pioneer Fund Portfolio	MIST-277
Pioneer Strategic Income Portfolio	MIST-281
Pyramis Government Income Portfolio	MIST-308
RCM Technology Portfolio	MIST-315
Schroders Global Multi-Asset Portfolio	MIST-318
SSgA Growth and Income ETF Portfolio	MIST-333
SSgA Growth ETF Portfolio	MIST-335
T. Rowe Price Large Cap Value Portfolio	MIST-337
T. Rowe Price Mid Cap Growth Portfolio	MIST-340
Third Avenue Small Cap Value Portfolio	MIST-344
Turner Mid Cap Growth Portfolio	MIST-348
Van Kampen Comstock Portfolio	MIST-351
Notes to Schedule of Investments	MIST-355

Not all Portfolios are available under every product.

Refer to your prospectus for information on the portfolios that are available.

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stocks—31.0% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.5%
BAE Systems plc	132,484	$697,445
Boeing Co. (The)	36,295	2,526,858
Cobham plc	44,143	158,392
European Aeronautic Defence and Space Co. N.V.	16,805	534,256
Finmeccanica S.p.A.*	16,343	77,902
General Dynamics Corp.	17,800	1,176,936
Honeywell International, Inc.	41,820	2,498,745
L-3 Communications Holdings, Inc.	5,205	373,251
Lockheed Martin Corp.	14,505	1,354,477
Meggitt plc	31,873	203,813
Northrop Grumman Corp.	13,305	883,851
Precision Castparts Corp.	7,825	1,278,136
Raytheon Co.	17,795	1,017,162
Rockwell Collins, Inc. (a)	7,635	409,541
Rolls-Royce Holdings plc*	76,626	1,045,743
Safran S.A.	9,388	338,401
Singapore Technologies Engineering, Ltd.	61,900	178,256
Textron, Inc.	15,050	393,858
Thales S.A.	3,727	128,353
United Technologies Corp.	45,045	3,526,573
Zodiac Aerospace	1,397	136,275

		18,938,224

Air Freight & Logistics—0.2%
C.H. Robinson Worldwide, Inc. (a)	8,640	505,872
Deutsche Post AG	34,637	677,172
Expeditors International of Washington, Inc.	11,265	409,595
FedEx Corp.	15,670	1,325,996
TNT Express N.V.	13,339	139,385
Toll Holdings, Ltd. (a)	27,882	127,495
United Parcel Service, Inc. - Class B	38,580	2,761,171
Yamato Holdings Co., Ltd. (a)	15,393	243,695

		6,190,381

Airlines—0.0%
All Nippon Airways Co., Ltd. (a)	33,656	70,713
Cathay Pacific Airways, Ltd.	48,200	78,233
Deutsche Lufthansa AG	9,462	128,523
International Consolidated Airlines Group S.A.*	36,358	87,633
Qantas Airways, Ltd.*	44,454	56,003
Singapore Airlines, Ltd.	22,200	193,472
Southwest Airlines Co. (a)	39,825	349,265

		963,842

Auto Components—0.1%
Aisin Seiki Co., Ltd. (a)	7,907	224,717
BorgWarner, Inc.*	6,170	426,409
Bridgestone Corp.	26,694	618,617
Cie Generale des Etablissements Michelin - Class B	7,368	579,239
Continental AG	3,275	321,290
Denso Corp. (a)	19,957	626,288
GKN plc	63,568	220,981
Goodyear Tire & Rubber Co. (The)*	13,030	158,836
Johnson Controls, Inc. (a)	36,615	1,003,251
Koito Manufacturing Co., Ltd. (a)	3,781	43,664
NGK Spark Plug Co., Ltd. (a)	7,000	73,591

Auto Components—(Continued)
NHK Spring Co., Ltd. (a)	6,100	$52,328
NOK Corp. (a)	4,247	67,934
Nokian Renkaat Oyj	4,540	185,471
Pirelli & C S.p.A. (a)	9,848	106,405
Stanley Electric Co., Ltd.	5,944	87,977
Sumitomo Rubber Industries, Ltd.	7,001	83,097
Toyoda Gosei Co., Ltd. (a)	2,645	52,929
Toyota Boshoku Corp. (a)	2,700	28,000
Toyota Industries Corp. (a)	6,724	188,113

		5,149,137

Automobiles—0.4%
Bayerische Motoren Werke (BMW) AG	13,551	993,436
Daihatsu Motor Co., Ltd. (a)	8,533	142,245
Daimler AG	37,095	1,799,235
Fiat S.p.A.*	35,822	191,936
Ford Motor Co. (a)	204,535	2,016,715
Fuji Heavy Industries, Ltd. (a)	24,012	199,186
Harley-Davidson, Inc.	12,225	517,973
Honda Motor Co., Ltd. (a)	66,796	2,049,615
Isuzu Motors, Ltd.	48,553	234,329
Mazda Motor Corp.*	105,592	122,985
Mitsubishi Motors Corp.*	157,934	145,636
Nissan Motor Co., Ltd. (a)	101,749	866,286
Peugeot S.A.* (a)	9,556	75,782
Renault S.A.	7,867	370,793
Suzuki Motor Corp.	14,994	290,871
Toyota Motor Corp. (a)	112,910	4,430,179
Volkswagen AG	1,208	202,303
Yamaha Motor Co., Ltd. (a)	11,466	100,119

		14,749,624

Beverages—0.7%
Anheuser-Busch InBev N.V.	32,866	2,811,413
Asahi Group Holdings, Ltd.	15,863	390,928
Beam, Inc.	8,535	491,104
Brown-Forman Corp. - Class B	8,157	532,244
Carlsberg A.S. - Class B	4,378	388,202
Coca-Cola Amatil, Ltd.	23,315	326,808
Coca-Cola Co. (The) (b)	207,570	7,873,130
Coca-Cola Enterprises, Inc.	14,780	462,171
Coca-Cola Hellenic Bottling Co. S.A.*	8,251	154,018
Coca-Cola West Co., Ltd.	2,500	41,301
Constellation Brands, Inc. - Class A*	7,845	253,786
Diageo plc	102,430	2,884,068
Dr Pepper Snapple Group, Inc.	11,220	499,627
Heineken Holding N.V.	4,126	200,761
Heineken N.V.	9,430	563,180
Kirin Holdings Co., Ltd.	36,148	483,352
Molson Coors Brewing Co. - Class B (a)	8,335	375,492
Monster Beverage Corp.*	8,250	446,820
PepsiCo, Inc.	83,455	5,906,110
Pernod-Ricard S.A.	8,668	974,074
Remy Cointreau S.A.	914	105,116
SABMiller plc	39,089	1,719,640

		27,883,345

MIST-1

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Biotechnology—0.3%
Actelion, Ltd.*	4,539	$227,706
Alexion Pharmaceuticals, Inc.*	10,400	1,189,760
Amgen, Inc.	41,313	3,483,512
Biogen Idec, Inc.*	12,680	1,892,236
Celgene Corp.*	23,150	1,768,660
CSL, Ltd.	21,258	1,011,150
Gilead Sciences, Inc.*	40,575	2,691,340
Grifols S.A.*	6,104	201,816

		12,466,180

Building Products—0.1%
Asahi Glass Co., Ltd. (a)	41,533	276,497
Assa Abloy AB - Class B	13,573	440,531
Cie de St-Gobain	16,440	579,509
Daikin Industries, Ltd. (a)	9,591	248,446
Geberit AG*	1,561	340,095
LIXIL Group Corp. (a)	10,929	260,649
Masco Corp.	19,145	288,132
TOTO, Ltd. (a)	11,000	80,864

		2,514,723

Capital Markets—0.5%
3i Group plc	38,053	137,256
Aberdeen Asset Management plc	35,138	176,957
Ameriprise Financial, Inc.	11,285	639,747
Bank of New York Mellon Corp. (The)	63,265	1,431,054
BlackRock, Inc.	6,850	1,221,355
Charles Schwab Corp. (The)	58,685	750,581
Credit Suisse Group AG*	47,603	1,012,393
Daiwa Securities Group, Inc. (a)	67,135	255,244
Deutsche Bank AG	38,042	1,505,528
E*Trade Financial Corp.*	13,685	120,565
Federated Investors, Inc. - Class B (a)	4,950	102,416
Franklin Resources, Inc.	7,427	928,895
GAM Holding AG*	7,761	101,302
Goldman Sachs Group, Inc. (The)	24,230	2,754,466
ICAP plc	22,575	117,425
Invesco, Ltd.	23,850	596,012
Investec plc	22,050	136,524
Julius Baer Group, Ltd.*	8,457	294,908
Legg Mason, Inc. (a)	6,380	157,458
Macquarie Group, Ltd. (a)	13,661	401,089
Man Group plc	72,413	96,693
Mediobanca S.p.A.	20,357	109,228
Morgan Stanley (a)	74,080	1,240,099
Nomura Holdings, Inc. (a)	148,526	530,371
Northern Trust Corp.	11,680	542,127
Partners Group Holding AG	554	115,317
Ratos AB - B Shares	7,600	67,199
SBI Holdings, Inc. (a)	9,190	59,178
Schroders plc	4,707	115,807
State Street Corp.	25,670	1,077,113
T. Rowe Price Group, Inc.	13,590	860,247
UBS AG*	148,950	1,817,867

		19,472,421

Chemicals—0.8%
Air Liquide S.A.	13,893	$1,725,667
Air Products & Chemicals, Inc.	11,415	944,020
Air Water, Inc. (a)	5,767	70,615
Airgas, Inc.	3,690	303,687
Akzo Nobel N.V.	9,605	544,068
Arkema S.A.	2,532	237,849
Asahi Kasei Corp. (a)	51,475	265,651
BASF SE	37,591	3,176,345
CF Industries Holdings, Inc.	3,390	753,394
Croda International plc	5,538	217,208
Daicel Corp. (a)	11,442	68,581
Denki Kagaku Kogyo KK	18,833	58,350
Dow Chemical Co. (The)	64,180	1,858,653
E.I. du Pont de Nemours & Co. (a)	49,895	2,508,222
Eastman Chemical Co.	8,180	466,342
Ecolab, Inc.	14,105	914,145
FMC Corp.	7,380	408,704
Givaudan S.A.*	341	324,031
Hitachi Chemical Co., Ltd.	4,288	57,925
Incitec Pivot, Ltd.	66,659	204,894
International Flavors & Fragrances, Inc.	4,345	258,875
Israel Chemicals, Ltd.	18,226	221,207
Israel Corp., Ltd. (The)	95	60,190
Johnson Matthey plc	8,386	327,561
JSR Corp. (a)	7,320	119,984
K+S AG	7,051	347,440
Kaneka Corp. (a)	10,974	52,845
Kansai Paint Co., Ltd. (a)	8,548	94,168
Koninklijke DSM N.V.	6,312	315,533
Kuraray Co., Ltd. (a)	14,005	159,096
Lanxess AG	3,406	282,756
Linde AG	7,002	1,207,199
LyondellBasell Industries N.V. - Class A	18,170	938,662
Mitsubishi Chemical Holdings Corp. (a)	55,132	211,058
Mitsubishi Gas Chemical Co., Inc. (a)	15,159	76,087
Mitsui Chemicals, Inc. (a)	35,044	68,213
Monsanto Co.	28,590	2,602,262
Mosaic Co. (The)	14,780	851,476
Nitto Denko Corp. (a)	6,770	322,421
Novozymes A.S. - B Shares	9,992	275,613
Orica, Ltd.	14,939	383,941
PPG Industries, Inc.	8,235	945,707
Praxair, Inc.	16,015	1,663,638
Sherwin-Williams Co. (The)	4,550	677,541
Shin-Etsu Chemical Co., Ltd. (a)	16,889	949,409
Showa Denko KK	57,676	91,568
Sigma-Aldrich Corp. (a)	6,515	468,885
Sika AG	89	181,737
Solvay S.A.	2,427	281,818
Sumitomo Chemical Co., Ltd. (a)	60,637	154,472
Syngenta AG	3,872	1,446,969
Taiyo Nippon Sanso Corp. (a)	9,268	48,777
Teijin, Ltd. (a)	37,665	92,114
Toray Industries, Inc. (a)	59,548	352,309
Tosoh Corp. (a)	20,027	37,951
Ube Industries, Ltd.	40,552	87,233
Wacker Chemie AG	645	41,448
Yara International ASA	7,653	384,363

		32,190,877

MIST-2

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Commercial Banks—1.8%
Aozora Bank, Ltd. (a)	23,635	$72,338
Australia & New Zealand Banking Group, Ltd.	109,665	2,805,122
Banca Monte dei Paschi di Siena S.p.A.* (a)	262,950	76,064
Banco Bilbao Vizcaya Argentaria S.A. (a)	193,842	1,532,627
Banco de Sabadell S.A.* (a)	84,232	227,020
Banco Espirito Santo S.A.*	74,516	54,187
Banco Popolare SC*	69,267	104,257
Banco Popular Espanol S.A. (a)	43,837	96,137
Banco Santander S.A.*	383,126	2,870,242
Bank Hapoalim BM*	43,367	154,519
Bank Leumi Le-Israel BM*	51,262	142,868
Bank of East Asia, Ltd.	55,200	206,076
Bank of Kyoto, Ltd. (The) (a)	12,632	106,660
Bank of Yokohama, Ltd. (The)	50,009	236,809
Bankia S.A.* (a)	28,162	47,030
Banque Cantonale Vaudoise	124	64,296
Barclays plc	474,414	1,651,396
BB&T Corp.	37,475	1,242,671
Bendigo and Adelaide Bank, Ltd. (a)	15,970	126,871
BNP Paribas S.A.	39,544	1,890,023
BOC Hong Kong Holdings, Ltd.	151,000	478,480
CaixaBank (a)	30,100	113,142
Chiba Bank, Ltd. (The)	30,833	178,712
Chugoku Bank, Ltd. (The) (a)	6,798	95,375
Comerica, Inc.	10,345	321,212
Commerzbank AG*	148,818	266,754
Commonwealth Bank of Australia (a)	64,718	3,731,349
Credit Agricole S.A.* (a)	40,894	283,991
Danske Bank A.S.*	22,936	414,517
DBS Group Holdings, Ltd.	74,100	865,484
DNB ASA	39,997	491,929
Erste Group Bank AG*	8,796	197,155
Fifth Third Bancorp.	49,195	763,014
First Horizon National Corp. (a)	13,290	127,983
Fukuoka Financial Group, Inc.	31,326	127,183
Gunma Bank, Ltd. (The)	15,171	76,691
Hachijuni Bank, Ltd. (The)	16,338	90,063
Hang Seng Bank, Ltd.	31,300	479,699
HSBC Holdings plc	736,882	6,837,617
Huntington Bancshares, Inc.	46,015	317,504
Intesa Sanpaolo S.p.A.	412,375	630,668
Intesa Sanpaolo S.p.A. - RSP	34,947	45,410
Iyo Bank, Ltd. (The)	11,000	89,622
Joyo Bank, Ltd. (The) (a)	25,592	124,654
KBC Groep N.V.	6,634	160,066
KeyCorp.	50,560	441,894
Lloyds Banking Group plc*	1,691,313	1,065,652
M&T Bank Corp. (a)	6,465	615,209
Mitsubishi UFJ Financial Group, Inc. (a)	521,280	2,428,783
Mizrahi Tefahot Bank, Ltd.*	5,263	46,567
Mizuho Financial Group, Inc. (a)	934,060	1,511,995
National Australia Bank, Ltd.	91,627	2,414,152
Natixis	36,241	114,617
Nishi-Nippon City Bank, Ltd. (The)	27,000	62,586
Nordea Bank AB	107,668	1,068,895
Oversea-Chinese Banking Corp., Ltd.	105,200	798,513
PNC Financial Services Group, Inc.	28,435	1,794,249
Raiffeisen Bank International AG (a)	2,147	78,089
Regions Financial Corp.	75,725	545,977
Resona Holdings, Inc.	77,126	316,047

Commercial Banks—(Continued)
Royal Bank of Scotland Group plc*	69,639	$289,238
Seven Bank, Ltd.	21,933	66,863
Shinsei Bank, Ltd.	61,300	79,266
Shizuoka Bank, Ltd. (The) (a)	22,824	233,606
Skandinaviska Enskilda Banken AB-Class A	57,728	484,923
Societe Generale S.A.*	28,587	815,370
Standard Chartered plc	97,573	2,210,195
Sumitomo Mitsui Financial Group, Inc. (a)	55,050	1,712,544
Sumitomo Mitsui Trust Holdings, Inc. (a)	127,090	377,466
SunTrust Banks, Inc.	28,840	815,307
Suruga Bank, Ltd.	7,000	79,111
Svenska Handelsbanken AB - A Shares	20,059	753,525
Swedbank AB - A Shares	33,577	631,601
U.S. Bancorp.	101,635	3,486,081
UniCredit S.p.A.*	165,792	693,026
Unione di Banche Italiane SCPA	35,060	130,183
United Overseas Bank, Ltd.	52,400	836,675
Wells Fargo & Co. (b)	263,380	9,094,511
Westpac Banking Corp.	124,997	3,210,508
Wing Hang Bank, Ltd.	7,500	70,299
Yamaguchi Financial Group, Inc. (a)	9,000	72,861
Zions Bancorporation	9,800	202,419

		70,664,290

Commercial Services & Supplies—0.2%
Aggreko plc	10,933	409,427
Avery Dennison Corp. (a)	5,360	170,555
Babcock International Group plc	14,698	220,385
Brambles, Ltd.	60,589	439,539
Cintas Corp.	5,720	237,094
Dai Nippon Printing Co., Ltd. (a)	22,963	159,980
Edenred S.A.	6,934	195,181
G4S plc	57,734	248,146
Iron Mountain, Inc. (a)	8,010	273,221
Pitney Bowes, Inc. (a)	10,710	148,012
Republic Services, Inc.	16,015	440,573
RR Donnelley & Sons Co. (a)	9,610	101,866
Secom Co., Ltd.	8,629	449,816
Securitas AB - B Shares	12,972	97,630
Serco Group plc	20,381	191,299
Societe BIC S.A.	1,181	142,887
Stericycle, Inc.* (a)	4,645	420,465
Toppan Printing Co., Ltd. (a)	22,929	133,008
Tyco International, Ltd.	24,705	1,389,903
Waste Management, Inc.	23,305	747,625

		6,616,612

Communications Equipment—0.4%
Alcatel-Lucent* (a)	94,962	105,200
Cisco Systems, Inc.	283,670	5,415,260
F5 Networks, Inc.*	4,245	444,452
Harris Corp.	6,020	308,344
JDS Uniphase Corp.* (a)	12,370	153,203
Juniper Networks, Inc.*	28,240	483,186
Motorola Solutions, Inc.	15,330	774,932
Nokia Oyj	153,270	394,785
QUALCOMM, Inc.	91,385	5,710,649
Telefonaktiebolaget LM Ericsson - Class B	123,256	1,124,208

		14,914,219

MIST-3

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Computers & Peripherals—1.1%
Apple, Inc. (b)	50,295	$33,559,842
Dell, Inc.	78,055	769,622
EMC Corp.*	112,510	3,068,148
Fujitsu, Ltd. (a)	76,016	285,165
Gemalto N.V.	3,242	285,579
Hewlett-Packard Co.	105,420	1,798,465
NEC Corp.* (a)	106,087	167,640
NetApp, Inc.*	19,400	637,872
SanDisk Corp.*	12,925	561,333
Seagate Technology plc	18,870	584,970
Seiko Epson Corp. (a)	5,300	31,726
Toshiba Corp. (a)	163,779	524,088
Western Digital Corp.	11,925	461,855

		42,736,305

Construction & Engineering—0.1%
ACS Actividades de Construccion y Servicios S.A. (a)	5,852	121,050
Balfour Beatty plc	26,938	132,478
Bouygues S.A. (a)	7,732	189,357
Chiyoda Corp. (a)	7,000	108,808
Ferrovial S.A.	16,511	215,360
Fluor Corp.	8,995	506,239
Hochtief AG*	1,261	59,189
Jacobs Engineering Group, Inc.*	6,920	279,776
JGC Corp.	9,182	306,313
Kajima Corp. (a)	34,151	93,160
Kinden Corp.	5,500	34,655
Koninklijke Boskalis Westminster N.V.	2,893	104,876
Leighton Holdings, Ltd. (a)	6,231	106,755
Obayashi Corp.	26,450	120,602
Quanta Services, Inc.*	11,365	280,715
Shimizu Corp.	24,178	81,440
Skanska AB - B Shares	15,674	254,230
Taisei Corp. (a)	41,221	118,277
Vinci S.A.	18,557	793,089

		3,906,369

Construction Materials—0.1%
Boral, Ltd. (a)	29,188	115,784
CRH plc	29,427	567,455
Fletcher Building, Ltd.	27,860	160,408
HeidelbergCement AG	5,756	302,199
Holcim, Ltd.*	9,371	596,743
Imerys S.A.	1,468	86,440
James Hardie Industries SE	17,833	160,219
Lafarge S.A.	7,642	413,325
Taiheiyo Cement Corp.	45,000	96,811
Vulcan Materials Co. (a)	6,920	327,316

		2,826,700

Consumer Finance—0.2%
Aeon Credit Service Co., Ltd. (a)	3,205	68,952
American Express Co.	52,860	3,005,620
Capital One Financial Corp. (a)	31,165	1,776,717
Credit Saison Co., Ltd.	6,515	157,423
Discover Financial Services	27,545	1,094,363
SLM Corp.	25,135	395,122

		6,498,197

Containers & Packaging—0.0%
Amcor, Ltd.	49,386	$396,475
Ball Corp.	8,240	348,634
Bemis Co., Inc.	5,460	171,826
Owens-Illinois, Inc.*	8,840	165,838
Rexam plc	35,896	252,746
Sealed Air Corp.	9,335	144,319
Toyo Seikan Kaisha, Ltd.	6,196	66,250

		1,546,088

Distributors—0.0%
Genuine Parts Co.	8,315	507,465
Jardine Cycle & Carriage, Ltd.	5,200	203,261
Li & Fung, Ltd.	232,300	359,500

		1,070,226

Diversified Consumer Services—0.0%
Apollo Group, Inc. - Class A*	5,315	154,401
Benesse Holdings, Inc. (a)	2,854	138,097
H&R Block, Inc.	14,515	251,545

		544,043

Diversified Financial Services—0.7%
ASX, Ltd.	7,168	219,393
Bank of America Corp.	577,928	5,103,104
Citigroup, Inc.	157,210	5,143,911
CME Group, Inc.	16,425	941,152
Deutsche Boerse AG	7,981	441,991
Eurazeo	1,345	61,790
Exor S.p.A.	2,608	65,837
First Pacific Co., Ltd.	86,600	93,877
Groupe Bruxelles Lambert S.A.	3,302	245,335
Hong Kong Exchanges and Clearing, Ltd.	42,000	631,610
Industrivarden AB - C Shares	4,737	67,934
ING Groep N.V.*	156,760	1,246,156
IntercontinentalExchange, Inc.*	3,890	518,965
Investment AB Kinnevik - B Shares	8,418	175,078
Investor AB - B Shares	18,642	411,367
JPMorgan Chase & Co.	203,690	8,245,371
Leucadia National Corp. (a)	10,605	241,264
London Stock Exchange Group plc	7,212	109,996
Mitsubishi UFJ Lease & Finance Co., Ltd.	2,387	100,576
Moody’s Corp. (a)	10,355	457,380
NASDAQ OMX Group, Inc. (The)	6,280	146,293
NYSE Euronext	13,190	325,133
ORIX Corp. (a)	4,295	430,674
Pargesa Holding S.A.	1,106	73,331
Pohjola Bank plc - A Shares	5,552	73,269
Singapore Exchange, Ltd.	34,600	196,755
Wendel S.A.	1,288	108,945

		25,876,487

Diversified Telecommunication Services—0.9%
AT&T, Inc. (b)	309,325	11,661,553
Belgacom S.A.	6,226	190,218
Bezeq The Israeli Telecommunication Corp., Ltd.	77,781	90,392
BT Group plc	318,472	1,187,882
CenturyLink, Inc.	33,320	1,346,128
Deutsche Telekom AG	114,959	1,414,772

MIST-4

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Diversified Telecommunication Services—(Continued)
Elisa Oyj	5,800	$131,275
France Telecom S.A.	75,888	917,422
Frontier Communications Corp. (a)	53,485	262,077
Iliad S.A.	934	152,207
Inmarsat plc	18,348	175,254
Koninklijke KPN N.V.	42,552	325,775
Nippon Telegraph & Telephone Corp.	17,914	850,049
PCCW, Ltd.	162,700	66,389
Portugal Telecom SGPS S.A.	25,060	124,141
Singapore Telecommunications, Ltd.	325,400	846,792
Swisscom AG	955	384,213
TDC A.S.	20,259	147,653
Tele2 AB - B Shares	13,007	236,462
Telecom Corp. of New Zealand, Ltd.	78,802	155,241
Telecom Italia S.p.A.	384,379	386,252
Telecom Italia S.p.A. - Risparmio Shares	246,632	216,303
Telefonica S.A.	168,113	2,241,704
Telekom Austria AG	13,598	96,204
Telenet Group Holding N.V.	2,321	103,791
Telenor ASA	29,619	578,122
TeliaSonera AB	88,609	638,753
Telstra Corp., Ltd. (a)	178,241	723,088
Verizon Communications, Inc. (b)	152,820	6,964,007
Vivendi S.A.	52,749	1,031,368
Windstream Corp. (a)	31,470	318,162

		33,963,649

Electric Utilities—0.5%
Acciona S.A.	911	52,040
American Electric Power Co., Inc.	26,010	1,142,879
Cheung Kong Infrastructure Holdings, Ltd.	19,400	117,746
Chubu Electric Power Co., Inc. (a)	26,437	344,430
Chugoku Electric Power Co., Inc. (The) (a)	12,134	161,178
CLP Holdings, Ltd.	73,982	628,964
Contact Energy, Ltd.*	14,731	64,290
Duke Energy Corp.	37,775	2,447,820
Edison International	17,475	798,433
EDP - Energias de Portugal S.A.	78,111	215,440
Electricite de France S.A.	9,837	206,555
Enel S.p.A.	269,397	955,031
Entergy Corp. (a)	9,495	658,004
Exelon Corp.	45,784	1,628,995
FirstEnergy Corp.	22,425	988,943
Fortum Oyj	18,179	335,221
Hokkaido Electric Power Co., Inc. (a)	7,497	60,106
Hokuriku Electric Power Co. (a)	6,911	83,715
Iberdrola S.A.	158,894	722,876
Kansai Electric Power Co., Inc. (The) (a)	30,733	237,761
Kyushu Electric Power Co., Inc. (a)	17,497	144,082
NextEra Energy, Inc.	22,675	1,594,733
Northeast Utilities	16,805	642,455
Pepco Holdings, Inc. (a)	12,270	231,903
Pinnacle West Capital Corp.	5,910	312,048
Power Assets Holdings, Ltd.	56,900	482,703
PPL Corp. (a)	31,105	903,600
Red Electrica Corp. S.A.	4,429	210,355
Shikoku Electric Power Co., Inc. (a)	7,052	78,732
Southern Co. (The)	46,905	2,161,851
SP AusNet	52,866	57,296

Electric Utilities—(Continued)
SSE plc	38,407	$863,950
Terna Rete Elettrica Nazionale S.p.A.	53,471	199,614
Tohoku Electric Power Co., Inc.* (a)	18,538	148,573
Tokyo Electric Power Co., Inc.* (a)	59,185	97,050
Verbund AG	2,858	59,207
Xcel Energy, Inc.	26,110	723,508

		20,762,087

Electrical Equipment—0.2%
ABB, Ltd.*	89,999	1,691,931
Alstom S.A.	8,436	296,919
Cooper Industries plc	8,600	645,516
Emerson Electric Co.	38,955	1,880,358
Fuji Electric Co., Ltd. (a)	21,942	44,665
Furukawa Electric Co., Ltd.*	25,300	47,531
GS Yuasa Corp. (a)	14,000	58,304
Legrand S.A.	9,723	367,501
Mabuchi Motor Co., Ltd. (a)	1,024	46,818
Mitsubishi Electric Corp. (a)	78,739	579,849
Nidec Corp. (a)	4,465	326,466
Prysmian S.p.A.	8,351	149,499
Rockwell Automation, Inc.	7,575	526,841
Roper Industries, Inc.	5,250	576,922
Schneider Electric S.A.	21,340	1,267,499
Sumitomo Electric Industries, Ltd.	30,861	325,962
Ushio, Inc.	4,300	51,649

		8,884,230

Electronic Equipment, Instruments & Components—0.2%
Amphenol Corp. - Class A	8,595	506,074
Citizen Holdings Co., Ltd.	10,700	54,066
Corning, Inc.	79,840	1,049,896
FLIR Systems, Inc.	8,035	160,499
Foxconn International Holdings, Ltd.*	89,000	29,151
FUJIFILM Holdings Corp. (a)	18,953	317,365
Hamamatsu Photonics KK (a)	2,934	100,738
Hexagon AB - B Shares	9,637	207,393
Hirose Electric Co., Ltd. (a)	1,255	139,826
Hitachi High-Technologies Corp.	2,611	62,950
Hitachi, Ltd. (a)	185,158	1,028,847
Hoya Corp.	17,850	392,051
Ibiden Co., Ltd. (a)	4,967	72,538
Jabil Circuit, Inc.	10,005	187,294
Keyence Corp.	1,888	482,313
Kyocera Corp. (a)	6,299	545,210
Molex, Inc. (a)	7,375	193,815
Murata Manufacturing Co., Ltd.	8,346	443,982
Nippon Electric Glass Co., Ltd. (a)	14,602	80,088
Omron Corp.	8,366	160,665
Shimadzu Corp. (a)	9,283	64,854
TDK Corp. (a)	5,125	190,619
TE Connectivity, Ltd.	22,940	780,189
Yaskawa Electric Corp. (a)	9,000	60,179
Yokogawa Electric Corp. (a)	8,243	95,214

		7,405,816

MIST-5

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Energy Equipment & Services—0.5%
Aker Solutions ASA	6,841	$130,128
AMEC plc	13,563	251,775
Baker Hughes, Inc.	23,585	1,066,750
Cameron International Corp.*	13,180	739,003
Cie Generale de Geophysique - Veritas* (a)	5,654	178,737
Diamond Offshore Drilling, Inc. (a)	3,685	242,510
Ensco plc - Class A (a)	12,470	680,363
FMC Technologies, Inc.*	12,730	589,399
Fugro N.V.	2,832	193,137
Halliburton Co.	49,690	1,674,056
Helmerich & Payne, Inc.	5,605	266,854
Nabors Industries, Ltd.*	15,555	218,237
National Oilwell Varco, Inc.	22,875	1,832,516
Noble Corp.*	13,485	482,493
Petrofac, Ltd.	10,615	274,224
Rowan Cos. plc - Class A* (a)	6,620	223,557
Saipem S.p.A.	10,836	522,047
SBM Offshore N.V.*	7,118	101,841
Schlumberger, Ltd.	71,130	5,144,833
Seadrill, Ltd.	14,404	563,722
Subsea 7 S.A.	11,519	266,834
Technip S.A.	4,061	453,125
Tenaris S.A.	19,327	394,356
Transocean, Ltd.	14,342	643,149
WorleyParsons, Ltd. (a)	8,414	245,489

		17,379,135

Food & Staples Retailing—0.7%
Aeon Co., Ltd. (a)	24,629	278,095
Carrefour S.A.	23,633	491,328
Casino Guichard Perrachon S.A.	2,265	200,832
Colruyt S.A. (a)	3,104	135,415
Costco Wholesale Corp.	23,185	2,321,398
CVS Caremark Corp.	68,235	3,303,939
Delhaize Group S.A.	4,171	161,208
Distribuidora Internacional de Alimentacion S.A.	25,022	138,357
FamilyMart Co., Ltd.	2,414	118,705
J Sainsbury plc	49,954	280,743
Jeronimo Martins SGPS S.A.	9,015	150,573
Kesko Oyj - B Shares	2,667	75,558
Koninklijke Ahold N.V.	42,804	536,587
Kroger Co. (The)	29,190	687,133
Lawson, Inc.	2,476	190,258
Metcash, Ltd. (a)	33,871	124,013
Metro AG	5,306	158,825
Olam International, Ltd. (a)	64,400	106,930
Safeway, Inc. (a)	12,800	205,952
Seven & I Holdings Co., Ltd.	30,831	946,778
Sysco Corp. (a)	31,365	980,783
TESCO plc	328,733	1,763,860
Wal-Mart Stores, Inc. (b)	90,124	6,651,151
Walgreen Co.	45,895	1,672,414
Wesfarmers, Ltd.	41,193	1,463,420
Whole Foods Market, Inc.	9,180	894,132
WM Morrison Supermarkets plc	97,452	449,416
Woolworths, Ltd.	50,214	1,494,822

		25,982,625

Food Products—0.8%
Ajinomoto Co., Inc. (a)	26,281	$411,582
Archer-Daniels-Midland Co.	35,245	957,959
Aryzta AG*	3,570	171,408
Associated British Foods plc	14,581	303,861
Barry Callebaut AG*	75	69,633
Campbell Soup Co. (a)	9,600	334,272
ConAgra Foods, Inc.	21,770	600,634
Danone S.A.	23,657	1,458,800
DE Master Blenders 1753 N.V.*	24,540	296,064
Dean Foods Co.*	9,900	161,865
General Mills, Inc.	34,740	1,384,389
Golden Agri-Resources, Ltd. (a)	272,600	145,989
H.J. Heinz Co. (a)	17,175	960,941
Hershey Co. (The) (a)	8,135	576,690
Hormel Foods Corp. (a)	7,175	209,797
J.M. Smucker Co. (The)	5,915	510,642
Kellogg Co.	13,185	681,137
Kerry Group plc - Class A	6,107	309,762
Kikkoman Corp.	7,100	97,046
Kraft Foods, Inc. - Class A	95,140	3,934,039
Lindt & Spruengli AG*	42	297,801
McCormick & Co., Inc. (a)	7,070	438,623
Mead Johnson Nutrition Co.	10,960	803,149
MEIJI Holdings Co., Ltd. (a)	2,518	124,996
Nestle S.A.	135,060	8,519,739
Nippon Meat Packers, Inc. (a)	6,715	86,187
Nisshin Seifun Group, Inc. (a)	7,920	97,390
Nissin Foods Holdings Co., Ltd. (a)	2,434	95,423
Suedzucker AG (a)	2,794	98,985
Tate & Lyle plc	19,097	205,424
Toyo Suisan Kaisha, Ltd.	3,477	86,951
Tyson Foods, Inc. - Class A	15,510	248,470
Unilever N.V.	66,670	2,361,740
Unilever plc	52,529	1,913,214
Wilmar International, Ltd. (a)	78,339	206,571
Yakult Honsha Co., Ltd. (a)	3,992	189,212
Yamazaki Baking Co., Ltd. (a)	4,748	63,478

		29,413,863

Gas Utilities—0.1%
AGL Resources, Inc.	6,260	256,096
APA Group (a)	26,377	129,670
Enagas S.A.	7,338	145,102
Gas Natural SDG S.A.	14,205	201,612
Hong Kong & China Gas Co., Ltd.	204,380	514,121
ONEOK, Inc.	11,020	532,376
Osaka Gas Co., Ltd. (a)	76,489	337,097
Snam S.p.A.	65,771	291,939
Toho Gas Co., Ltd. (a)	16,048	106,542
Tokyo Gas Co., Ltd.	100,460	553,432

		3,067,987

Health Care Equipment & Supplies—0.4%
Baxter International, Inc.	29,360	1,769,234
Becton Dickinson & Co. (a)	10,720	842,163
Boston Scientific Corp.*	76,020	436,355
C.R. Bard, Inc.	4,245	444,239
CareFusion Corp.*	11,870	336,989

MIST-6

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Health Care Equipment & Supplies—(Continued)
Cie Generale d’Optique Essilor International S.A.	8,322	$780,383
Cochlear, Ltd. (a)	2,330	161,904
Coloplast A.S. - Class B	932	194,157
Covidien plc	25,765	1,530,956
DENTSPLY International, Inc. (a)	7,575	288,911
Edwards Lifesciences Corp.*	6,210	666,768
Elekta AB - B Shares (a)	15,004	198,397
Getinge AB - B Shares	8,192	247,482
Intuitive Surgical, Inc.*	2,210	1,095,342
Medtronic, Inc.	54,725	2,359,742
Olympus Corp.* (a)	8,906	173,339
Smith & Nephew plc	36,668	404,996
Sonova Holding AG*	2,011	203,480
St. Jude Medical, Inc.	16,775	706,731
Straumann Holding AG (a)	353	47,025
Stryker Corp.	15,530	864,400
Sysmex Corp.	3,028	145,250
Terumo Corp. (a)	6,298	270,979
Varian Medical Systems, Inc.* (a)	5,915	356,793
William Demant Holding A.S.*	1,075	96,409
Zimmer Holdings, Inc.	9,405	635,966

		15,258,390

Health Care Providers & Services—0.4%
Aetna, Inc.	17,855	707,058
Alfresa Holdings Corp.	1,704	83,986
AmerisourceBergen Corp.	13,445	520,456
Cardinal Health, Inc.	18,240	710,813
Celesio AG	3,521	62,824
Cigna Corp.	15,445	728,541
Coventry Health Care, Inc.	7,180	299,334
DaVita, Inc.*	4,550	471,425
Express Scripts Holding Co.*	43,484	2,725,142
Extendicare Inc/US (a)	7,450	60,625
Fresenius Medical Care AG & Co. KGaA	8,586	630,177
Fresenius SE & Co. KGaA	5,076	589,804
Humana, Inc.	8,690	609,603
Laboratory Corp. of America Holdings*	5,205	481,306
McKesson Corp.	12,685	1,091,291
Medipal Holdings Corp.	5,987	82,236
Miraca Holdings, Inc. (a)	2,343	105,144
Patterson Cos., Inc.	4,550	155,792
Quest Diagnostics, Inc.	8,535	541,375
Ramsay Health Care, Ltd.	5,389	133,960
Sonic Healthcare, Ltd.	15,162	213,068
Suzuken Co., Ltd. (a)	2,965	98,364
Tenet Healthcare Corp.* (a)	22,310	139,884
UnitedHealth Group, Inc.	55,390	3,069,160
WellPoint, Inc.	17,450	1,012,274

		15,323,642

Health Care Technology—0.0%
Cerner Corp.*	7,780	602,250

Hotels, Restaurants & Leisure—0.5%
Accor S.A.	6,046	202,288
Autogrill S.p.A.	4,783	45,574
Carnival Corp.	23,980	873,831

Hotels, Restaurants & Leisure—(Continued)
Carnival plc	7,413	$273,898
Chipotle Mexican Grill, Inc.*	1,715	544,581
Compass Group plc	77,491	857,045
Crown, Ltd.	16,396	154,257
Darden Restaurants, Inc. (a)	6,875	383,281
Echo Entertainment Group, Ltd.	30,410	120,302
Galaxy Entertainment Group, Ltd.*	59,771	200,088
Genting Singapore plc (a)	249,000	276,980
Intercontinental Hotels Group plc	11,914	312,525
International Game Technology	14,310	187,318
Marriott International, Inc. - Class A (a)	13,455	526,091
McDonald’s Corp.	54,060	4,960,005
McDonald’s Holdings Co. Japan, Ltd. (a)	2,777	79,001
MGM China Holdings, Ltd.	38,800	66,963
OPAP S.A.	8,943	46,090
Oriental Land Co., Ltd. (a)	2,060	271,074
Sands China, Ltd.	98,735	365,978
Shangri-La Asia, Ltd.	63,200	122,608
SJM Holdings, Ltd.	79,056	171,001
Sky City Entertainment Group, Ltd.	23,105	72,297
Sodexo	3,859	290,880
Starbucks Corp.	40,700	2,065,525
Starwood Hotels & Resorts Worldwide, Inc.	10,505	608,870
TABCORP. Holdings, Ltd.	28,109	80,446
Tatts Group, Ltd.	52,548	147,318
TUI Travel plc	16,602	62,898
Whitbread plc	7,282	267,408
Wyndham Worldwide Corp.	7,645	401,210
Wynn Macau, Ltd.	63,678	172,308
Wynn Resorts, Ltd.	4,240	489,466
Yum! Brands, Inc.	24,500	1,625,330

		17,324,735

Household Durables—0.1%
Casio Computer Co., Ltd. (a)	9,100	64,100
DR Horton, Inc. (a)	14,850	306,504
Electrolux AB-Series B	9,846	243,778
Harman International Industries, Inc.	3,590	165,714
Husqvarna AB - B Shares	15,441	78,979
Leggett & Platt, Inc. (a)	7,480	187,374
Lennar Corp. - Class A (a)	8,735	303,716
Newell Rubbermaid, Inc.	15,455	295,036
Panasonic Corp. (a)	90,328	596,625
PulteGroup, Inc.* (a)	18,080	280,240
Rinnai Corp. (a)	1,375	101,984
Sekisui Chemical Co., Ltd.	17,915	144,324
Sekisui House, Ltd.	22,549	223,799
Sharp Corp. (a)	40,178	99,514
Sony Corp. (a)	41,175	480,717
Whirlpool Corp. (a)	4,190	347,393

		3,919,797

Household Products—0.5%
Clorox Co. (The)	6,975	502,549
Colgate-Palmolive Co.	23,965	2,569,527
Henkel AG & Co. KGaA	5,317	347,060
Kimberly-Clark Corp.	21,215	1,819,822
Procter & Gamble Co. (The) (b)	147,755	10,248,287

MIST-7

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Household Products—(Continued)
Reckitt Benckiser Group plc	26,993	$1,555,229
Svenska Cellulosa AB - B Shares	23,681	440,743
Unicharm Corp. (a)	4,661	267,602

		17,750,819

Independent Power Producers & Energy Traders—0.0%
AES Corp. (The)*	33,205	364,259
Electric Power Development Co., Ltd. (a)	4,770	124,996
Enel Green Power S.p.A.	68,587	116,227
NRG Energy, Inc.	12,135	259,568

		865,050

Industrial Conglomerates—0.6%
3M Co.	34,135	3,154,757
Danaher Corp.	31,290	1,725,644
Delek Group, Ltd.	209	34,906
Fraser and Neave, Ltd. (a)	37,000	266,942
General Electric Co. (b)	566,205	12,858,516
Hopewell Holdings, Ltd.	23,000	79,146
Hutchison Whampoa, Ltd.	87,600	844,357
Keppel Corp., Ltd.	58,000	535,962
Koninklijke Philips Electronics N.V.	41,295	965,583
NWS Holdings, Ltd.	56,500	91,048
Orkla A.S.A	31,583	240,202
Sembcorp Industries, Ltd.	39,600	182,326
Siemens AG	33,675	3,362,848
Smiths Group plc	16,068	269,474

		24,611,711

Insurance—1.2%
ACE, Ltd.	18,230	1,378,188
Admiral Group plc	8,312	141,708
Aegon N.V.	70,341	367,426
Aflac, Inc.	25,055	1,199,633
Ageas	9,558	229,638
AIA Group, Ltd.	418,973	1,547,301
Allianz SE	18,635	2,218,889
Allstate Corp. (The)	25,935	1,027,285
American International Group, Inc.*	62,475	2,048,555
AMP, Ltd.	116,833	522,575
Aon plc (a)	17,330	906,186
Assicurazioni Generali S.p.A.	47,789	689,128
Assurant, Inc.	4,355	162,442
Aviva plc	118,931	614,557
AXA S.A.	72,355	1,081,195
Baloise Holding AG	1,944	153,096
Berkshire Hathaway, Inc. - Class B* (b)	98,330	8,672,706
Chubb Corp. (The)	14,310	1,091,567
Cincinnati Financial Corp. (a)	7,840	297,058
CNP Assurances	6,079	79,523
Dai-ichi Life Insurance Co., Ltd. (The)	348	394,629
Delta Lloyd N.V.	4,115	63,029
Genworth Financial, Inc. - Class A*	26,315	137,627
Gjensidige Forsikring ASA (a)	8,310	115,391
Hannover Rueckversicherung AG	2,468	157,897
Hartford Financial Services Group, Inc.	23,290	452,758
Insurance Australia Group, Ltd.	85,089	384,354
Legal & General Group plc	240,347	513,586

Insurance—(Continued)
Lincoln National Corp.	14,920	$360,915
Loews Corp.	16,770	691,930
Mapfre S.A. (a)	31,509	86,285
Marsh & McLennan Cos., Inc.	29,140	988,720
MetLife, Inc. (c)	56,965	1,963,014
MS&AD Insurance Group Holdings (a)	20,739	356,478
Muenchener Rueckversicherungs AG	7,340	1,146,911
NKSJ Holdings, Inc.	15,766	308,424
Old Mutual plc	199,191	548,346
Principal Financial Group, Inc. (a)	14,875	400,733
Progressive Corp. (The) (a)	30,055	623,341
Prudential Financial, Inc.	25,010	1,363,295
Prudential plc	104,288	1,353,224
QBE Insurance Group, Ltd.	47,378	634,236
Resolution, Ltd.	56,323	197,783
RSA Insurance Group plc (a)	144,528	258,342
Sampo Oyj - A Shares	17,153	535,047
SCOR SE	6,771	174,446
Sony Financial Holdings, Inc.	7,122	121,328
Standard Life plc	96,333	425,618
Suncorp Group, Ltd.	52,657	504,452
Swiss Life Holding AG*	1,259	150,307
Swiss Re AG*	14,414	927,509
T&D Holdings, Inc. (a)	23,702	256,408
Tokio Marine Holdings, Inc.	29,679	757,592
Torchmark Corp. (a)	5,060	259,831
Travelers Cos., Inc. (The)	20,680	1,411,617
Tryg A.S.	998	64,864
Unum Group	15,015	288,588
Vienna Insurance Group AG Wiener Versicherung Gruppe	1,698	72,145
XL Group plc	16,315	392,049
Zurich Financial Services AG*	6,032	1,501,917

		45,773,622

Internet & Catalog Retail—0.2%
Amazon.com, Inc.*	19,470	4,951,610
Expedia, Inc.	5,065	292,960
Netflix, Inc.* (a)	2,943	160,217
priceline.com, Inc.*	2,745	1,698,414
Rakuten, Inc. (a)	29,800	303,218
TripAdvisor, Inc.*	5,865	193,134

		7,599,553

Internet Software & Services—0.4%
Akamai Technologies, Inc.*	9,500	363,470
Dena Co., Ltd. (a)	4,321	142,239
eBay, Inc.*	62,215	3,011,828
Google, Inc. - Class A* (b)	14,205	10,717,672
Gree, Inc. (a)	3,713	67,651
United Internet AG	3,986	81,327
VeriSign, Inc.*	8,345	406,318
Yahoo Japan Corp. (a)	596	226,940
Yahoo!, Inc.*	55,855	892,284

		15,909,729

MIST-8

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

IT Services—0.7%
Accenture plc - Class A	34,085	$2,386,973
Amadeus IT Holding S.A. - A Shares	12,823	299,381
Atos S.A.	2,224	155,349
Automatic Data Processing, Inc.	25,965	1,523,107
Cap Gemini S.A.	6,057	257,168
Cognizant Technology Solutions Corp. - Class A*	16,015	1,119,769
Computer Sciences Corp.	8,235	265,249
Computershare, Ltd.	18,193	156,059
Fidelity National Information Services, Inc.	13,395	418,192
Fiserv, Inc.*	7,280	538,938
International Business Machines Corp. (b)	57,655	11,960,530
Itochu Techno-Solutions Corp. (a)	1,100	57,209
MasterCard, Inc. - Class A	5,800	2,618,584
Nomura Research Institute, Ltd. (a)	4,130	84,559
NTT Data Corp. (a)	52	162,298
Otsuka Corp.	660	58,936
Paychex, Inc.	17,275	575,085
SAIC, Inc.	15,160	182,526
Teradata Corp.*	9,040	681,706
Total System Services, Inc.	8,635	204,650
Visa, Inc. - Class A	28,010	3,761,183
Western Union Co. (The)	32,250	587,595

		28,055,046

Leisure Equipment & Products—0.1%
Hasbro, Inc. (a)	6,175	235,700
Mattel, Inc.	18,235	646,978
Namco Bandai Holdings, Inc.	7,310	123,444
Nikon Corp. (a)	13,955	383,656
Sankyo Co., Ltd. (a)	2,004	93,159
Sega Sammy Holdings, Inc. (a)	8,248	156,085
Shimano, Inc. (a)	3,041	221,408
Yamaha Corp. (a)	6,500	60,262

		1,920,692

Life Sciences Tools & Services—0.1%
Agilent Technologies, Inc.	18,635	716,516
Life Technologies Corp.*	9,395	459,228
Lonza Group AG*	2,166	113,490
PerkinElmer, Inc.	6,060	178,588
QIAGEN N.V.*	9,586	176,400
Thermo Fisher Scientific, Inc.	19,560	1,150,715
Waters Corp.*	4,750	395,817

		3,190,754

Machinery—0.6%
Alfa Laval AB	13,734	249,784
Amada Co., Ltd.	13,986	61,233
Andritz AG	2,980	169,178
Atlas Copco AB - A Shares	27,484	643,890
Atlas Copco AB - B Shares	15,971	335,297
Caterpillar, Inc.	35,045	3,015,272
Cosco Corp. Singapore, Ltd. (a)	41,000	32,088
Cummins, Inc.	9,555	881,067
Deere & Co.	20,975	1,730,228
Dover Corp.	9,800	583,002
Eaton Corp. (a)	18,135	857,060
FANUC Corp. (a)	7,910	1,273,957

Machinery—(Continued)
Fiat Industrial S.p.A.	35,025	$343,573
Flowserve Corp.	2,780	355,117
GEA Group AG	7,147	216,556
Hino Motors, Ltd. (a)	10,133	66,297
Hitachi Construction Machinery Co., Ltd. (a)	4,458	72,086
IHI Corp.	53,748	119,740
Illinois Tool Works, Inc.	23,170	1,377,920
IMI plc	13,141	191,568
Ingersoll-Rand plc	15,375	689,107
Invensys plc	31,830	120,622
Japan Steel Works, Ltd. (The) (a)	12,374	68,914
Joy Global, Inc.	5,705	319,822
JTEKT Corp.	9,117	72,020
Kawasaki Heavy Industries, Ltd. (a)	57,697	114,489
Komatsu, Ltd. (a)	38,287	753,265
Kone Oyj - Class B	6,373	441,976
Kubota Corp. (a)	44,359	448,719
Kurita Water Industries, Ltd. (a)	4,624	102,391
Makita Corp. (a)	4,590	178,032
MAN SE	1,731	158,667
Melrose plc	46,290	181,289
Metso Oyj	5,231	187,929
Mitsubishi Heavy Industries, Ltd. (a)	124,000	536,705
Nabtesco Corp.	4,740	86,963
NGK Insulators, Ltd. (a)	10,922	130,738
NSK, Ltd. (a)	18,284	106,041
NTN Corp. (a)	17,781	35,736
PACCAR, Inc. (a)	18,895	756,272
Pall Corp.	6,210	394,273
Parker Hannifin Corp.	8,035	671,565
Pentair, Inc.	5,346	237,950
Sandvik AB	41,071	559,615
Scania AB - B Shares	13,097	241,116
Schindler Holding AG	2,879	354,835
Sembcorp Marine, Ltd. (a)	33,700	135,857
SKF AB - B Shares	16,043	347,246
SMC Corp. (a)	2,213	356,485
Snap-on, Inc.	3,080	221,360
Stanley Black & Decker, Inc.	9,040	689,300
Sulzer AG	983	143,191
Sumitomo Heavy Industries, Ltd. (a)	21,676	74,082
THK Co., Ltd. (a)	4,952	75,458
Vallourec S.A.	4,225	179,336
Volvo AB - B Shares	56,958	801,985
Wartsila Oyj Abp	6,862	238,479
Weir Group plc (The) (a)	8,650	247,731
Xylem, Inc.	9,900	248,985
Yangzijiang Shipbuilding Holdings, Ltd. (a)	78,490	62,320
Zardoya Otis S.A.	5,877	69,197

		24,414,976

Marine—0.0%
AP Moeller - Maersk A.S. - Class A	23	156,073
AP Moeller - Maersk A.S. - Class B	54	387,063
Kawasaki Kisen Kaisha, Ltd.* (a)	28,900	36,255
Kuehne & Nagel International AG	2,211	250,183
Mitsui OSK Lines, Ltd. (a)	43,913	102,306
Neptune Orient Lines, Ltd.* (a)	37,000	33,920

MIST-9

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Marine—(Continued)
Nippon Yusen KK (a)	65,984	$116,576
Orient Overseas International, Ltd.	9,000	49,410

		1,131,786

Media—0.8%
Axel Springer AG	1,706	74,007
British Sky Broadcasting Group plc	45,761	549,760
Cablevision Systems Corp. - Class A (a)	11,525	182,671
CBS Corp. - Class B	31,910	1,159,290
Comcast Corp. - Class A	143,440	5,130,849
Dentsu, Inc. (a)	7,387	187,322
DIRECTV - Class A*	33,675	1,766,590
Discovery Communications, Inc. - Class A* (a)	13,250	790,097
Eutelsat Communications S.A.	5,406	173,643
Fairfax Media, Ltd. (a)	91,446	39,084
Gannett Co., Inc. (a)	12,330	218,857
Hakuhodo DY Holdings, Inc.	954	64,272
Interpublic Group of Cos., Inc. (The) (a)	23,415	260,375
ITV plc	151,212	216,501
JCDecaux S.A.	2,724	61,971
Jupiter Telecommunications Co., Ltd. (a)	86	87,289
Kabel Deutschland Holding AG* (a)	3,684	263,207
Lagardere SCA	4,841	132,597
McGraw-Hill Cos., Inc. (The)	15,015	819,669
Mediaset S.p.A.	28,904	54,476
Modern Times Group AB - B Shares	1,919	84,964
News Corp. - Class A (a)	109,125	2,676,836
Omnicom Group, Inc.	14,255	734,988
Pearson plc	33,396	653,502
Publicis Groupe S.A. (a)	5,979	335,230
Reed Elsevier N.V.	28,153	377,049
Reed Elsevier plc	49,819	476,966
Scripps Networks Interactive, Inc. - Class A (a)	4,650	284,719
SES S.A.	11,745	319,935
Singapore Press Holdings, Ltd. (a)	65,000	215,376
Time Warner Cable, Inc.	16,435	1,562,311
Time Warner, Inc.	50,885	2,306,617
Toho Co., Ltd. (a)	4,694	86,007
Viacom, Inc. - Class B	25,420	1,362,258
Walt Disney Co. (The)	96,270	5,032,996
Washington Post Co. (The) - Class B (a)	253	91,847
Wolters Kluwer N.V.	12,346	232,531
WPP plc	51,580	702,300

		29,768,959

Metals & Mining—0.7%
Acerinox S.A.	4,153	46,756
Alcoa, Inc. (a)	57,170	505,954
Allegheny Technologies, Inc.	5,705	181,990
Alumina, Ltd. (a)	95,638	83,325
Anglo American plc	54,306	1,598,620
Antofagasta plc	16,140	330,423
ArcelorMittal	38,330	552,613
BHP Billiton plc	86,442	2,699,491
BHP Billiton, Ltd.	131,969	4,521,723
Boliden AB	11,194	187,388
Cliffs Natural Resources, Inc. (a)	7,625	298,366
Daido Steel Co., Ltd.	11,068	51,439

Metals & Mining—(Continued)
Eurasian Natural Resources Corp. plc	10,153	$50,881
Evraz plc	13,709	54,807
Fortescue Metals Group, Ltd. (a)	57,347	204,916
Freeport-McMoRan Copper & Gold, Inc.	50,860	2,013,039
Fresnillo plc	7,339	220,572
Glencore International plc (a)	144,595	803,860
Hitachi Metals, Ltd. (a)	6,465	56,924
Iluka Resources, Ltd. (a)	17,136	173,024
JFE Holdings, Inc. (a)	18,861	248,644
Kazakhmys plc	8,821	99,197
Kobe Steel, Ltd.* (a)	101,670	79,400
Lonmin plc (a)	6,825	61,727
Lynas Corp., Ltd.* (a)	70,165	56,842
Maruichi Steel Tube, Ltd.	2,000	42,777
Mitsubishi Materials Corp. (a)	44,804	141,106
Newcrest Mining, Ltd.	31,288	929,957
Newmont Mining Corp.	26,565	1,487,906
Nippon Steel Sumitomo Metal Corp. (a)	208,089	426,236
Nisshin Steel Co., Ltd.*	28,000	30,138
Norsk Hydro ASA	38,105	179,077
Nucor Corp. (a)	16,970	649,272
OZ Minerals, Ltd. (a)	13,000	90,417
Randgold Resources, Ltd.	3,592	442,353
Rio Tinto plc	55,108	2,576,097
Rio Tinto, Ltd. (a)	17,835	978,469
Salzgitter AG	1,673	64,743
Sims Metal Management, Ltd. (a)	7,009	69,051
SSAB AB - A Shares (a)	6,338	45,234
Sumitomo Metal Industries, Ltd.* (a)	136,852	206,225
Sumitomo Metal Mining Co., Ltd. (a)	21,516	269,825
ThyssenKrupp AG	15,793	336,256
Titanium Metals Corp.	3,900	50,037
Umicore S.A.	4,666	244,668
United States Steel Corp. (a)	7,675	146,362
Vedanta Resources plc (a)	4,351	72,750
Voestalpine AG	4,508	135,450
Xstrata plc	84,936	1,318,080
Yamato Kogyo Co., Ltd.	1,800	53,079

		26,167,486

Multi-Utilities—0.4%
AGL Energy, Ltd.	18,210	282,258
Ameren Corp.	12,930	422,423
CenterPoint Energy, Inc.	22,830	486,279
Centrica plc	211,745	1,122,324
CMS Energy Corp.	14,185	334,057
Consolidated Edison, Inc.	15,705	940,572
Dominion Resources, Inc.	30,760	1,628,434
DTE Energy Co.	9,240	553,846
E.ON AG	73,706	1,751,625
GDF Suez (a)	50,707	1,136,361
Integrys Energy Group, Inc. (a)	4,190	218,718
National Grid plc	145,926	1,610,886
NiSource, Inc.	15,250	388,570
PG&E Corp.	22,865	975,649
Public Service Enterprise Group, Inc.	27,070	871,113
RWE AG	20,029	897,678
SCANA Corp. (a)	7,010	338,373
Sempra Energy	12,080	779,039

MIST-10

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Multi-Utilities—(Continued)
Suez Environnement Co.	11,485	$130,357
TECO Energy, Inc. (a)	10,865	192,745
Veolia Environnement S.A.	13,810	148,772
Wisconsin Energy Corp.	12,325	464,283

		15,674,362

Multiline Retail—0.2%
Big Lots, Inc.*	3,190	94,360
Dollar Tree, Inc.*	12,340	595,713
Family Dollar Stores, Inc.	5,240	347,412
Harvey Norman Holdings, Ltd. (a)	19,498	39,076
Isetan Mitsukoshi Holdings, Ltd. (a)	14,497	151,135
J Front Retailing Co., Ltd. (a)	18,915	106,104
J.C. Penney Co., Inc. (a)	7,575	183,997
Kohl’s Corp.	11,585	593,384
Lifestyle International Holdings, Ltd.	20,300	41,751
Macy’s, Inc.	21,530	809,959
Marks & Spencer Group plc	65,655	378,806
Marui Group Co., Ltd. (a)	9,100	64,444
Next plc	6,886	384,503
Nordstrom, Inc.	8,150	449,717
PPR	3,115	479,429
Takashimaya Co., Ltd. (a)	10,372	71,006
Target Corp.	35,140	2,230,336

		7,021,132

Office Electronics—0.1%
Brother Industries, Ltd. (a)	9,646	89,403
Canon, Inc. (a)	46,433	1,485,985
Konica Minolta Holdings, Inc. (a)	19,753	151,715
Ricoh Co., Ltd. (a)	25,478	214,914
Xerox Corp.	70,100	514,534

		2,456,551

Oil, Gas & Consumable Fuels—2.5%
Alpha Natural Resources, Inc.* (a)	11,721	77,007
Anadarko Petroleum Corp.	26,765	1,871,409
Apache Corp.	20,955	1,811,979
BG Group plc	138,992	2,814,463
BP plc	776,747	5,482,435
Cabot Oil & Gas Corp.	11,210	503,329
Caltex Australia, Ltd.	5,762	98,331
Chesapeake Energy Corp. (a)	27,755	523,737
Chevron Corp. (b)	105,280	12,271,437
ConocoPhillips	65,120	3,723,562
CONSOL Energy, Inc. (a)	12,120	364,206
Cosmo Oil Co., Ltd. (a)	22,000	40,075
Denbury Resources, Inc.*	20,965	338,794
Devon Energy Corp.	20,180	1,220,890
ENI S.p.A.	98,357	2,158,056
EOG Resources, Inc.	14,545	1,629,767
EQT Corp.	7,980	470,820
Exxon Mobil Corp.	247,558	22,639,179
Galp Energia, SGPS, S.A.	9,513	154,650
Hess Corp.	15,910	854,685
Idemitsu Kosan Co., Ltd.	900	73,427
Inpex Corp.	90	533,132
Japan Petroleum Exploration Co.	1,200	47,855

Oil, Gas & Consumable Fuels—(Continued)
JX Holdings, Inc. (a)	91,024	$497,631
Kinder Morgan, Inc.	30,520	1,084,070
Lundin Petroleum AB*	9,108	222,637
Marathon Oil Corp.	37,730	1,115,676
Marathon Petroleum Corp.	18,165	991,627
Murphy Oil Corp.	9,855	529,115
Neste Oil Oyj	5,223	68,692
Newfield Exploration Co.*	7,170	224,564
Noble Energy, Inc.	9,595	889,553
Occidental Petroleum Corp.	43,435	3,738,016
OMV AG	6,028	211,258
Origin Energy, Ltd. (a)	44,455	521,745
Peabody Energy Corp.	14,345	319,750
Phillips 66	33,560	1,556,177
Pioneer Natural Resources Co. (a)	6,615	690,606
QEP Resources, Inc.	9,495	300,612
Range Resources Corp.	8,735	610,315
Repsol S.A.	32,478	632,141
Royal Dutch Shell plc - A Shares	150,144	5,199,958
Royal Dutch Shell plc - B Shares	108,924	3,874,240
Santos, Ltd.	38,657	453,018
Showa Shell Sekiyu KK	7,700	40,821
Southwestern Energy Co.*	18,635	648,125
Spectra Energy Corp.	34,950	1,026,132
Statoil ASA	45,676	1,181,528
Sunoco, Inc.	5,415	253,584
Tesoro Corp.	7,475	313,203
TonenGeneral Sekiyu KK (a)	11,075	95,847
Total S.A. (a)	86,876	4,321,115
Tullow Oil plc	37,040	821,597
Valero Energy Corp.	29,555	936,302
Whitehaven Coal, Ltd.	17,612	51,825
Williams Cos., Inc. (The)	33,565	1,173,768
Woodside Petroleum, Ltd.	26,379	902,068
WPX Energy, Inc.* (a)	10,655	176,766

		95,377,307

Paper & Forest Products—0.0%
Holmen AB - B Shares	2,142	58,533
International Paper Co.	23,385	849,343
MeadWestvaco Corp.	9,240	282,744
Nippon Paper Group, Inc. (a)	4,072	48,017
Oji Holdings Corp. (a)	32,372	98,664
Stora Enso Oyj - R Shares	21,844	135,662
UPM-Kymmene Oyj	21,490	243,798

		1,716,761

Personal Products—0.1%
Avon Products, Inc.	23,130	368,924
Beiersdorf AG	4,126	303,067
Estee Lauder Cos., Inc. (The) - Class A	12,920	795,484
Kao Corp. (a)	21,524	634,324
L’Oreal S.A.	9,839	1,218,859
Shiseido Co., Ltd. (a)	14,709	201,803

		3,522,461

MIST-11

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Pharmaceuticals—2.1%
Abbott Laboratories	84,130	$5,767,953
Allergan, Inc.	16,465	1,507,865
Astellas Pharma, Inc. (a)	18,224	925,611
AstraZeneca plc	52,249	2,496,092
Bayer AG	33,845	2,912,089
Bristol-Myers Squibb Co.	90,015	3,038,006
Chugai Pharmaceutical Co., Ltd.	9,174	192,107
Daiichi Sankyo Co., Ltd. (a)	27,599	456,051
Dainippon Sumitomo Pharma Co., Ltd. (a)	6,500	71,436
Eisai Co., Ltd. (a)	10,380	467,174
Elan Corp. plc*	20,567	221,480
Eli Lilly & Co.	54,750	2,595,697
Forest Laboratories, Inc.*	12,455	443,523
GlaxoSmithKline plc	206,632	4,766,543
Hisamitsu Pharmaceutical Co., Inc. (a)	2,525	139,331
Hospira, Inc.*	8,840	290,129
Johnson & Johnson (b)	147,870	10,189,722
Kyowa Hakko Kirin Co., Ltd.	10,167	122,807
Merck & Co., Inc. (b)	163,305	7,365,055
Merck KGaA	2,645	326,453
Mitsubishi Tanabe Pharma Corp. (a)	9,801	149,049
Mylan, Inc.*	21,685	529,114
Novartis AG	94,144	5,762,215
Novo Nordisk A.S. - Class B	16,668	2,630,778
Ono Pharmaceutical Co., Ltd.	3,434	211,095
Orion Oyj - Class B (a)	4,112	88,103
Otsuka Holdings Co., Ltd.	14,840	460,130
Perrigo Co.	4,710	547,161
Pfizer, Inc.	400,545	9,953,543
Roche Holding AG	28,754	5,371,403
Sanofi	49,392	4,219,520
Santen Pharmaceutical Co., Ltd.	3,037	139,466
Shionogi & Co., Ltd. (a)	12,198	185,763
Shire plc	23,023	681,467
Taisho Pharmaceutical Holdings Co., Ltd. (a)	1,478	120,377
Takeda Pharmaceutical Co., Ltd. (a)	32,350	1,489,287
Teva Pharmaceutical Industries, Ltd.	38,563	1,596,485
Tsumura & Co. (a)	2,500	78,293
UCB S.A. (a)	4,503	247,807
Watson Pharmaceuticals, Inc.*	6,870	585,049

		79,341,229

Professional Services—0.1%
Adecco S.A.*	5,423	258,872
ALS, Ltd. (a)	13,815	122,245
Bureau Veritas S.A.	2,237	229,608
Capita Group plc (The)	26,759	335,272
Dun & Bradstreet Corp. (The) (a)	2,425	193,078
Equifax, Inc.	6,415	298,811
Experian plc	41,131	684,444
Intertek Group plc	6,556	290,625
Randstad Holding N.V.	4,898	163,240
Robert Half International, Inc. (a)	7,580	201,855
SGS S.A.	225	462,163

		3,240,213

Real Estate Investment Trusts—2.1%
Acadia Realty Trust (a)	3,900	96,798
Activia Properties, Inc.*	19	116,252

Real Estate Investment Trusts—(Continued)
Advance Residence Investment Corp.	50	$105,190
Affine S.A.	350	5,372
Agree Realty Corp. (a)	1,000	25,490
Alexander’s, Inc. (a)	200	85,498
Alexandria Real Estate Equities, Inc.	5,500	404,360
Allied Properties Real Estate Investment Trust	4,950	160,972
Alstria Office REIT-AG	7,000	82,019
American Assets Trust, Inc.	3,450	92,426
American Campus Communities, Inc.	6,600	289,608
American Realty Capital Trust, Inc.	14,050	164,806
American Tower Corp.	21,165	1,510,969
ANF Immobilier	950	39,079
Apartment Investment & Management Co. - Class A (a)	19,515	507,195
Artis Real Estate Investment Trust	9,650	160,784
Ascendas Real Estate Investment Trust	262,200	513,932
Ashford Hospitality Trust, Inc. (a)	6,000	50,400
Associated Estates Realty Corp. (a)	3,750	56,850
AvalonBay Communities, Inc. (a)	13,695	1,862,383
Befimmo S.C.A. Sicafi	1,600	94,516
Beni Stabili S.p.A.	85,100	44,879
Big Yellow Group plc	11,600	58,853
BioMed Realty Trust, Inc.	13,650	255,528
Boardwalk Real Estate Investment Trust	4,250	280,956
Boston Properties, Inc.	21,425	2,369,819
Brandywine Realty Trust (a)	12,650	154,203
BRE Properties, Inc.	6,800	318,852
British Land Co. plc	113,600	959,598
BWP Trust* (a)	46,650	96,270
Calloway Real Estate Investment Trust	9,500	288,643
Camden Property Trust	7,150	461,103
Campus Crest Communities, Inc. (a)	2,750	29,700
Canadian Apartment Properties	8,250	208,705
Canadian Real Estate Investment Trust	6,000	256,454
CapitaCommercial Trust (a)	187,800	228,284
Capital Shopping Centres Group plc	79,118	419,137
CapitaMall Trust	316,550	520,316
CapLease, Inc. (a)	5,850	30,245
CBL & Associates Properties, Inc.	13,150	280,621
CDL Hospitality Trusts	63,700	105,422
Cedar Realty Trust, Inc. (a)	6,150	32,472
Centro Retail Australia	171,228	371,146
CFS Retail Property Trust	269,251	538,887
Champion	218,950	100,090
Charter Hall Retail (a)	26,850	95,283
Chartwell Seniors Housing Real Estate Investment Trust	15,100	156,514
Chesapeake Lodging Trust	2,850	56,630
Cofinimmo	1,400	155,621
Colonial Properties Trust	7,700	162,085
Cominar Real Estate Investment Trust	9,831	241,200
Commonwealth Property Office Fund (a)	211,500	226,544
CommonWealth REIT	7,400	107,744
Corio N.V.	10,874	463,771
Corporate Office Properties Trust (a)	6,350	152,209
Cousins Properties, Inc.	9,200	73,048
Crombie Real Estate Investment Trust	4,050	62,659
CubeSmart	10,850	139,639
DCT Industrial Trust, Inc. (a)	22,000	142,340

MIST-12

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Real Estate Investment Trusts—(Continued)
DDR Corp. (a)	25,050	$384,768
Derwent London plc	9,050	286,105
Dexus Property Group	614,001	604,868
DiamondRock Hospitality Co.	14,800	142,524
Digital Realty Trust, Inc.	9,800	684,530
Douglas Emmett, Inc.	9,300	214,551
Duke Realty Corp.	23,650	347,655
Dundee Real Estate Investment Trust	7,400	283,475
DuPont Fabros Technology, Inc. (a)	5,600	141,400
EastGroup Properties, Inc. (a)	2,500	133,000
Education Realty Trust, Inc.	8,400	91,560
Entertainment Properties Trust (a)	4,150	184,384
Equity Lifestyle Properties, Inc.	3,700	252,044
Equity One, Inc. (a)	5,050	106,353
Equity Residential	42,810	2,462,859
Essex Property Trust, Inc. (a)	3,150	466,956
Eurobank Properties Real Estate Investment Co.	1,650	10,148
Eurocommercial Properties N.V.	3,600	136,639
Extra Space Storage, Inc.	9,150	304,237
Federal Realty Investment Trust	5,650	594,945
FelCor Lodging Trust, Inc.*	11,050	52,377
First Industrial Realty Trust, Inc.*	7,850	103,149
First Potomac Realty Trust (a)	4,500	57,960
Fonciere Des Regions	3,462	260,612
Franklin Street Properties Corp. (a)	7,350	81,365
Gecina S.A.	2,596	266,228
General Growth Properties, Inc.	41,650	811,342
Getty Realty Corp. (a)	2,200	39,490
Glimcher Realty Trust	12,350	130,539
Goodman Group	200,111	821,521
Government Properties Income Trust (a)	3,100	72,540
GPT Group	220,244	773,012
Granite Real Estate, Inc.	4,200	150,467
Great Portland Estates plc	27,750	202,444
H&R Real Estate Investment Trust	16,050	411,250
Hamborner REIT AG	3,000	26,677
Hammerson plc	91,966	671,122
Hansteen Holdings plc	56,700	71,780
HCP, Inc.	60,315	2,682,811
Health Care REIT, Inc.	31,245	1,804,399
Healthcare Realty Trust, Inc. (a)	6,900	159,045
Hersha Hospitality Trust (a)	17,600	86,240
Highwoods Properties, Inc. (a)	6,550	213,661
Home Properties, Inc.	4,300	263,461
Hospitality Properties Trust	10,950	260,391
Host Hotels & Resorts, Inc.	102,565	1,646,168
ICADE	2,967	242,159
Immobiliare Grande Distribuzione	11,650	10,365
Inland Real Estate Corp. (a)	7,850	64,763
InnVest Real Estate Investment Trust	8,250	43,889
Intervest Offices & Warehouses	600	13,535
Investa Office Fund	54,562	163,082
Investors Real Estate Trust (a)	7,650	63,266
Japan Prime Realty Investment Corp.	71	213,919
Japan Real Estate Investment Corp. (a)	71	714,882
Japan Retail Fund Investment Corp. (a)	221	394,934
Kenedix Realty Investment Corp.	38	136,935
Kilroy Realty Corp.	6,050	270,919
Kimco Realty Corp. (a)	57,770	1,170,998

Real Estate Investment Trusts—(Continued)
Kite Realty Group Trust (a)	5,650	$28,815
Kiwi Income Property Trust	86,400	79,430
Klepierre	12,281	431,236
Land Securities Group plc	101,092	1,244,581
LaSalle Hotel Properties	7,600	202,844
Lexington Realty Trust (a)	13,700	132,342
Liberty Property Trust	10,400	376,896
Link REIT (The)	292,000	1,381,713
London & Stamford Property plc	48,450	89,959
LTC Properties, Inc. (a)	2,700	85,995
Macerich Co. (The)	11,700	669,591
Mack-Cali Realty Corp.	7,800	207,480
Mapletree Commercial Trust	123,950	118,142
Mapletree Industrial Trust	108,450	124,576
Mapletree Logistics Trust	161,600	147,858
Medical Properties Trust, Inc. (a)	11,900	124,355
Mercialys S.A.	4,050	83,633
Mid-America Apartment Communities, Inc.	3,600	235,116
Mirvac Group	443,248	655,809
Morguard Real Estate Investment Trust	3,850	70,021
Mori Trust Sogo REIT, Inc.	13	116,345
Mucklow A & J Group plc	5,300	28,841
National Health Investors, Inc. (a)	2,450	126,028
National Retail Properties, Inc.	9,500	289,750
Nieuwe Steen Investments N.V. (a)	5,593	45,875
Nippon Accommodations Fund, Inc.	20	137,597
Nippon Building Fund, Inc.	80	862,014
Nomura Real Estate Office Fund, Inc.	43	269,327
Northern Property Real Estate Investment Trust	2,800	89,374
NorthWest Healthcare Properties Real Estate Investment Trust	3,100	41,245
Omega Healthcare Investors, Inc. (a)	9,400	213,662
Orix JREIT, Inc. (a)	29	141,905
Parkway Properties, Inc. (a)	1,900	25,403
Pebblebrook Hotel Trust (a)	4,650	108,763
Pennsylvania Real Estate Investment Trust	4,950	78,507
Piedmont Office Realty Trust, Inc.	15,300	265,302
Plum Creek Timber Co., Inc. (a)	8,635	378,558
Post Properties, Inc.	4,750	227,810
Premier Investment Corp.	26	99,687
Primaris Retail Real Estate Investment Trust	7,800	193,433
Primary Health Properties plc	6,600	36,451
ProLogis, Inc.	65,380	2,290,261
PS Business Parks, Inc.	1,600	106,912
Public Storage	19,125	2,661,626
Ramco-Gershenson Properties Trust	4,150	52,000
Realty Income Corp. (a)	11,850	484,546
Regency Centers Corp. (a)	8,000	389,840
Retail Opportunity Investments Corp. (a)	4,450	57,272
RioCan Real Estate Investment Trust	25,300	712,085
RLJ Lodging Trust	9,400	177,754
Rouse Properties, Inc. (a)	2,150	30,853
Sabra Health Care REIT, Inc. (a)	3,250	65,033
Saul Centers, Inc.	1,300	57,720
Segro plc	94,918	348,182
Senior Housing Properties Trust	14,400	313,632
Shaftesbury plc	22,200	189,478
Simon Property Group, Inc.	43,260	6,567,301
SL Green Realty Corp. (a)	7,950	636,556

MIST-13

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Real Estate Investment Trusts—(Continued)
Societe de la Tour Eiffel	500	$26,242
Societe Immobiliere de Location pour l’Industrie et le Commerce	1,150	119,204
Sovran Self Storage, Inc.	2,600	150,410
Stockland	292,905	1,011,961
Strategic Hotels & Resorts, Inc.*	18,100	108,781
Sun Communities, Inc. (a)	2,350	103,682
Sunstone Hotel Investors, Inc.*	10,450	114,950
Suntec Real Estate Investment Trust (a)	198,200	239,723
Tanger Factory Outlet Centers, Inc.	8,200	265,106
Taubman Centers, Inc.	5,250	402,832
Tokyu REIT, Inc.	17	87,205
Top REIT, Inc.	21	104,505
UDR, Inc.	23,550	584,511
Unibail-Rodamco SE	11,858	2,367,464
United Urban Investment Corp.	179	207,524
Universal Health Realty Income Trust (a)	1,100	50,578
Urstadt Biddle Properties, Inc. - Class A (a)	1,800	36,414
Vastned Retail N.V.	1,650	70,194
Ventas, Inc.	41,942	2,610,889
Vornado Realty Trust	25,440	2,061,912
Warehouses De Pauw SCA	900	47,107
Washington Real Estate Investment Trust (a)	5,850	156,897
Weingarten Realty Investors (a)	10,700	300,777
Wereldhave Belgium N.V.	200	18,909
Wereldhave N.V.	1,950	108,599
Westfield Group	294,775	3,095,649
Westfield Retail Trust	390,048	1,166,014
Weyerhaeuser Co.	28,840	753,878
Winthrop Realty Trust (a)	2,150	23,177
Workspace Group plc	12,700	55,210

		82,384,691

Real Estate Management & Development—0.8%
Aeon Mall Co., Ltd. (a)	10,947	267,771
Agile Property Holdings, Ltd.	123,350	138,953
Allreal Holding AG*	700	102,739
Azrieli Group	3,250	67,385
Brookfield Office Properties, Inc.	33,350	554,307
CA Immobilien Anlagen AG*	7,800	85,933
Capital & Counties Properties plc	60,750	213,907
CapitaLand, Ltd.	386,100	996,298
CapitaMalls Asia, Ltd.	192,888	258,569
Castellum AB	15,300	207,223
CBRE Group, Inc. - Class A*	16,155	297,414
Cheung Kong Holdings, Ltd.	56,500	824,893
City Developments, Ltd.	81,300	775,195
Citycon Oyj (a)	18,500	55,501
Colonia Real Estate AG*	1,950	9,492
Conwert Immobilien Invest SE (a)	7,600	85,080
Country Garden Holdings Co., Ltd.*	323,853	125,955
Daejan Holdings plc	450	21,350
Daito Trust Construction Co., Ltd. (a)	3,044	306,114
Daiwa House Industry Co., Ltd. (a)	20,810	301,944
Deutsche Euroshop AG	4,600	171,525
Deutsche Wohnen AG	13,000	228,563
Development Securities plc	10,850	29,498
DIC Asset AG	3,000	28,333
Fabege AB	14,700	139,999

Real Estate Management & Development—(Continued)
Fastighets AB Balder-B Shares*	10,050	$55,305
First Capital Realty, Inc.	6,400	122,323
FKP Property Group (a)	149,778	38,638
Forest City Enterprises, Inc. - Class A* (a)	13,300	210,805
GAGFAH S.A.*	7,850	80,019
Global Logistic Properties, Ltd.	288,668	588,417
Grainger plc	36,850	64,202
GSW Immobilien AG	4,500	167,120
Hang Lung Group, Ltd.	35,400	223,833
Hang Lung Properties, Ltd.	289,700	989,212
Helical Bar plc	10,450	31,708
Henderson Land Development Co., Ltd.	142,500	1,017,420
Hongkong Land Holdings, Ltd.	154,750	927,983
Hufvudstaden A.B. - A Shares	13,500	167,558
Hulic Co., Ltd.* (a)	9,800	59,204
Hysan Development Co., Ltd.	95,900	434,771
IMMOFINANZ AG*	36,825	133,760
IVG Immobilien AG*	13,850	31,651
Keppel Land, Ltd. (a)	96,350	277,738
Kerry Properties, Ltd.	92,650	467,570
Killam Properties, Inc. (a)	4,350	57,743
Klovern AB	11,050	43,449
Kungsleden AB	12,100	68,434
Lend Lease Group (a)	22,232	180,323
Mitsubishi Estate Co., Ltd.	143,644	2,748,091
Mitsui Fudosan Co., Ltd. (a)	113,068	2,262,648
Mobimo Holding AG*	550	126,181
New World China Land, Ltd.	230,250	88,613
New World Development Co., Ltd.	556,200	856,235
Nomura Real Estate Holdings, Inc. (a)	10,659	187,237
Norwegian Property ASA	44,300	67,729
NTT Urban Development Corp. (a)	119	95,696
Patrizia Immobilien AG*	2,530	14,440
Prime Office REIT-AG	3,450	15,067
PSP Swiss Property AG*	4,100	372,772
Quintain Estates & Development plc*	45,950	39,235
Safestore Holdings plc	16,600	27,594
Schroder Real Estate Investment Trust, Ltd.	31,600	19,910
Shimao Property Holdings, Ltd.	123,150	210,722
Shui On Land, Ltd.	258,700	97,354
Sino Land Co., Ltd.	380,950	708,370
Soho China, Ltd.	184,300	113,184
Sponda Oyj	25,150	103,083
St. Modwen Properties plc	13,300	42,785
Sumitomo Realty & Development Co., Ltd. (a)	57,245	1,518,655
Sun Hung Kai Properties, Ltd.	238,650	3,493,984
Swire Pacific, Ltd. - Class A	27,900	340,614
Swire Properties, Ltd.	57,150	176,429
Swiss Prime Site AG*	6,853	566,165
TAG Immobilien AG	8,550	91,122
Technopolis plc	6,700	28,925
Tokyo Tatemono Co., Ltd.*	28,850	112,642
Tokyu Land Corp. (a)	52,122	278,938
Unite Group plc	14,100	60,089
UOL Group, Ltd.	69,650	324,355
Wallenstam AB - B Shares	10,300	112,270
Wharf Holdings, Ltd.	195,850	1,345,838
Wheelock & Co., Ltd.	36,800	157,958
Wihlborgs Fastigheter AB	6,850	102,277

MIST-14

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Real Estate Management & Development—(Continued)
Wing Tai Holdings, Ltd.	52,000	$72,469
Yanlord Land Group, Ltd.* (a)	51,900	50,314

		29,763,117

Road & Rail—0.3%
Asciano, Ltd.	39,919	179,293
Central Japan Railway Co. (a)	6,200	543,856
ComfortDelGro Corp., Ltd.	76,700	107,022
CSX Corp.	55,700	1,155,775
DSV A.S.	7,776	174,977
East Japan Railway Co.	13,926	922,273
Hankyu Hanshin Holdings, Inc. (a)	46,000	248,273
Keikyu Corp. (a)	19,373	182,668
Keio Corp. (a)	23,672	178,304
Keisei Electric Railway Co., Ltd. (a)	10,811	97,634
Kintetsu Corp. (a)	65,710	257,568
MTR Corp., Ltd.	58,700	222,500
Nippon Express Co., Ltd. (a)	34,307	130,066
Norfolk Southern Corp.	17,090	1,087,437
Odakyu Electric Railway Co., Ltd. (a)	25,552	268,750
QR National, Ltd. (a)	69,903	246,378
Ryder System, Inc.	2,730	106,634
Tobu Railway Co., Ltd. (a)	41,045	220,833
Tokyu Corp. (a)	45,569	217,753
Union Pacific Corp.	25,465	3,022,695
West Japan Railway Co.	6,958	296,895

		9,867,584

Semiconductors & Semiconductor Equipment—0.4%
Advanced Micro Devices, Inc.* (a)	32,160	108,379
Advantest Corp. (a)	6,107	79,331
Altera Corp.	17,170	583,522
Analog Devices, Inc. (a)	16,010	627,432
Applied Materials, Inc.	66,360	740,909
ARM Holdings plc	56,307	525,056
ASM Pacific Technology, Ltd.	8,100	95,765
ASML Holding N.V.	17,184	921,181
Broadcom Corp. - Class A*	27,505	951,123
First Solar, Inc.* (a)	3,180	70,421
Infineon Technologies AG	44,477	282,222
Intel Corp.(b)	268,270	6,084,364
KLA-Tencor Corp.	8,940	426,483
Lam Research Corp.*	9,737	309,490
Linear Technology Corp.	12,320	392,392
LSI Corp.*	29,880	206,471
Mellanox Technologies, Ltd.*	1,470	152,830
Microchip Technology, Inc. (a)	10,300	337,222
Micron Technology, Inc.*	54,510	326,242
NVIDIA Corp.*	33,160	442,354
Rohm Co., Ltd. (a)	3,978	133,876
STMicroelectronics N.V.	26,086	141,096
Sumco Corp.*	4,700	31,639
Teradyne, Inc.* (a)	10,000	142,200
Texas Instruments, Inc.	60,980	1,679,999
Tokyo Electron, Ltd. (a)	7,025	298,994
Xilinx, Inc. (a)	13,990	467,406

		16,558,399

Software—0.8%
Adobe Systems, Inc.*	26,370	$855,970
Autodesk, Inc.*	12,125	404,611
BMC Software, Inc.*	7,795	323,415
CA, Inc.	18,305	471,628
Citrix Systems, Inc.*	10,000	765,700
Dassault Systemes S.A.	2,499	263,257
Electronic Arts, Inc.*	16,980	215,476
Intuit, Inc.	14,845	874,074
Konami Corp. (a)	4,103	93,252
Microsoft Corp.	404,575	12,048,243
Nexon Co., Ltd.*	4,412	60,721
NICE Systems, Ltd.*	2,505	83,600
Nintendo Co., Ltd. (a)	4,387	551,650
Oracle Corp. (b)	205,823	6,513,803
Red Hat, Inc.*	10,305	586,767
Sage Group plc (The)	53,404	270,845
Salesforce.com, Inc.*	6,915	1,055,851
SAP AG	37,658	2,670,380
Square Enix Holdings Co., Ltd. (a)	2,600	39,661
Symantec Corp.*	37,660	677,880
Trend Micro, Inc.	4,324	120,699

		28,947,483

Specialty Retail—0.5%
ABC-Mart, Inc.	1,100	48,575
Abercrombie & Fitch Co. - Class A (a)	4,355	147,722
AutoNation, Inc.* (a)	2,055	89,742
AutoZone, Inc.* (a)	2,075	767,065
Bed Bath & Beyond, Inc.*	12,405	781,515
Best Buy Co., Inc. (a)	14,165	243,496
CarMax, Inc.*	12,200	345,260
Fast Retailing Co., Ltd. (a)	2,179	504,719
GameStop Corp. - Class A (a)	6,575	138,075
Gap, Inc. (The)	15,920	569,618
Hennes & Mauritz AB - B Shares	38,858	1,353,221
Home Depot, Inc. (The)	80,880	4,882,726
Inditex S.A.	8,929	1,108,498
Kingfisher plc	96,959	414,313
Limited Brands, Inc.	12,810	631,021
Lowe’s Cos., Inc.	61,170	1,849,781
Nitori Holdings Co., Ltd.	1,408	130,681
O’Reilly Automotive, Inc.* (a)	6,375	533,078
Ross Stores, Inc.	11,970	773,262
Sanrio Co., Ltd. (a)	1,826	64,890
Shimamura Co., Ltd. (a)	1,000	116,256
Staples, Inc. (a)	36,545	420,998
Tiffany & Co.	6,340	392,319
TJX Cos., Inc.	39,470	1,767,861
Urban Outfitters, Inc.*	5,840	219,350
USS Co., Ltd. (a)	898	94,789
Yamada Denki Co., Ltd. (a)	3,560	156,016

		18,544,847

Textiles, Apparel & Luxury Goods—0.2%
Adidas AG	8,563	703,220
Asics Corp.	5,878	79,265
Burberry Group plc	17,956	291,559
Christian Dior S.A.	2,232	300,368

MIST-15

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Textiles, Apparel & Luxury Goods—(Continued)
Cie Financiere Richemont S.A. - Class A	21,364	$1,280,938
Coach, Inc.	15,310	857,666
Fossil, Inc.*	2,919	247,239
Hugo Boss AG	849	74,788
Luxottica Group S.p.A.	4,785	168,872
LVMH Moet Hennessy Louis Vuitton S.A.	10,392	1,567,145
NIKE, Inc. - Class B	19,755	1,874,947
Ralph Lauren Corp.	3,285	496,791
Swatch Group AG (The)	3,044	627,917
VF Corp.	4,745	756,163
Yue Yuen Industrial Holdings, Ltd.	30,100	101,270

		9,428,148

Thrifts & Mortgage Finance—0.0%
Hudson City Bancorp, Inc.	25,435	202,463
People’s United Financial, Inc.	18,745	227,564

		430,027

Tobacco—0.5%
Altria Group, Inc.	108,975	3,638,675
British American Tobacco plc	80,576	4,143,108
Imperial Tobacco Group plc	40,958	1,518,189
Japan Tobacco, Inc. (a)	37,000	1,108,911
Lorillard, Inc.	7,030	818,644
Philip Morris International, Inc. (b)	90,415	8,131,925
Reynolds American, Inc. (a)	17,530	759,750
Swedish Match AB	8,718	352,962

		20,472,164

Trading Companies & Distributors—0.2%
Brenntag AG	1,897	243,148
Bunzl plc	13,536	242,840
Fastenal Co.	14,410	619,486
ITOCHU Corp. (a)	62,010	628,140
Marubeni Corp. (a)	67,709	431,743
Mitsubishi Corp. (a)	57,585	1,046,160
Mitsui & Co., Ltd. (a)	71,105	999,655
Noble Group, Ltd.	157,000	168,558
Rexel S.A.	4,401	88,738
Sojitz Corp. (a)	51,200	66,222
Sumitomo Corp. (a)	46,113	621,795
Toyota Tsusho Corp. (a)	8,726	186,476
W.W. Grainger, Inc. (a)	3,280	683,454
Wolseley plc	11,666	499,179

		6,525,594

Transportation Infrastructure—0.0%
Abertis Infraestructuras S.A.	15,207	224,402
Aeroports de Paris	1,215	97,020
Atlantia S.p.A.	12,969	201,830
Auckland International Airport, Ltd.	36,813	79,958
Fraport AG Frankfurt Airport Services Worldwide	1,559	90,299
Groupe Eurotunnel S.A.	22,943	161,939
Hutchison Port Holdings Trust	213,802	155,050
Kamigumi Co., Ltd.	9,677	79,667
Koninklijke Vopak N.V.	2,878	202,386
Mitsubishi Logistics Corp.	5,300	63,052

Transportation Infrastructure—(Continued)
Sydney Airport	13,732	$44,905
Transurban Group	53,716	333,681

		1,734,189

Water Utilities—0.0%
Severn Trent plc	9,725	263,762
United Utilities Group plc	27,904	323,118

		586,880

Wireless Telecommunication Services—0.3%
Crown Castle International Corp.*	15,760	1,010,216
KDDI Corp. (a)	11,100	860,044
MetroPCS Communications, Inc.*	16,890	197,782
Millicom International Cellular S.A.	2,569	238,529
Mobistar S.A.	1,243	39,216
NTT DoCoMo, Inc. (a)	626	1,015,218
Softbank Corp.	36,332	1,470,554
Sprint Nextel Corp.*	160,855	887,920
StarHub, Ltd. (a)	24,000	72,606
Vodafone Group plc	2,039,482	5,804,490

		11,596,575

Total Common Stocks (Cost $1,084,361,497)		1,189,356,393

U.S. Treasury & Government Agencies—20.7%

Federal Agencies—2.1%
Federal Home Loan Banks 1.750%, 12/14/12	10,000	10,031
0.375%, 11/27/13	5,960,000	5,972,164
0.375%, 01/29/14 (a)	5,965,000	5,977,890
2.500%, 06/13/14	4,725,000	4,906,265
4.750%, 12/16/16 (a)	1,785,000	2,096,361
Federal Home Loan Mortgage Corp. 5.000%, 07/15/14	7,710,000	8,360,308
4.375%, 07/17/15	4,305,000	4,784,009
2.000%, 08/25/16 (a)	3,900,000	4,117,873
2.375%, 01/13/22	4,405,000	4,630,664
Federal National Mortgage Association 4.750%, 02/21/13	10,000	10,178
1.750%, 05/07/13	50,000	50,454
3.875%, 07/12/13 (a)	799,000	822,304
0.500%, 08/09/13	5,940,000	5,955,985
4.625%, 10/15/13	10,000	10,461
2.750%, 03/13/14	4,560,000	4,726,221
2.375%, 04/11/16	966,000	1,030,616
5.250%, 09/15/16 (a)	5,445,000	6,450,011
1.250%, 01/30/17 (a)	14,970,000	15,383,307
5.375%, 06/12/17	756,000	917,587
7.250%, 05/15/30	1,941,000	3,140,656
6.625%, 11/15/30	1,650,000	2,539,630

		81,892,975

MIST-16

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2012 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Par Amount†	Value

U.S. Treasury—18.6%
U.S. Treasury Bonds 7.250%, 05/15/16 (a)	13,085,000	$16,304,119
8.875%, 02/15/19	2,158,000	3,231,773
2.000%, 02/15/22	9,370,000	9,747,002
6.250%, 08/15/23	4,620,000	6,704,775
6.000%, 02/15/26	7,077,000	10,358,959
6.250%, 05/15/30	1,815,000	2,844,446
5.375%, 02/15/31	11,020,000	15,941,124
4.750%, 02/15/37	1,740,000	2,408,813
3.500%, 02/15/39	5,264,000	6,043,730
4.250%, 05/15/39	1,235,000	1,600,483
4.375%, 11/15/39	8,320,000	10,998,000
4.375%, 05/15/40	6,650,000	8,798,781
4.375%, 05/15/41	7,495,000	9,932,044
3.750%, 08/15/41	8,025,000	9,596,143
3.125%, 11/15/41	15,840,000	16,877,029
3.125%, 02/15/42	5,645,000	6,005,749
U.S. Treasury Notes 4.000%, 11/15/12	7,918,300	7,956,965
0.625%, 01/31/13	9,770,000	9,787,557
3.625%, 05/15/13 (a)	18,373,900	18,770,813
1.125%, 06/15/13	31,755,000	31,970,839
0.750%, 08/15/13	23,053,000	23,170,063
0.250%, 11/30/13	10,620,000	10,627,052
2.000%, 11/30/13	34,006,600	34,718,630
1.000%, 01/15/14	18,767,500	18,960,317
1.250%, 02/15/14	5,430,000	5,507,209
0.250%, 02/28/14	11,915,000	11,922,447
2.625%, 07/31/14	12,915,000	13,479,024
0.250%, 09/15/14	18,255,000	18,259,290
0.375%, 11/15/14	18,250,000	18,297,049
1.250%, 08/31/15	25,605,000	26,305,143
2.125%, 12/31/15	15,450,000	16,334,760
2.000%, 01/31/16	17,020,000	17,949,462
2.000%, 04/30/16	21,417,000	22,640,125
3.250%, 07/31/16 (a)	18,515,000	20,501,030
1.000%, 09/30/16	17,635,000	18,012,495
3.125%, 10/31/16	28,880,000	31,977,842
0.875%, 11/30/16	17,792,000	18,082,508
0.875%, 01/31/17	21,673,700	22,008,970
3.125%, 01/31/17	14,130,000	15,708,589
0.875%, 02/28/17	10,800,000	10,967,908
2.375%, 07/31/17	15,830,100	17,173,189
2.250%, 11/30/17	7,125,000	7,700,565
2.625%, 01/31/18	8,315,000	9,155,597
1.250%, 01/31/19	6,545,000	6,685,619
2.750%, 02/15/19	4,678,000	5,212,681
3.500%, 05/15/20 (d)	9,995,000	11,704,305
2.625%, 08/15/20	6,995,000	7,734,393
2.625%, 11/15/20	15,004,000	16,567,702
3.625%, 02/15/21	16,280,000	19,275,276
2.125%, 08/15/21	11,970,000	12,663,889
2.000%, 11/15/21	17,230,000	17,990,549

		713,172,822

Total U.S. Treasury & Government Agencies (Cost $780,942,662)		795,065,797

Investment Company Securities—4.0%
Security Description	Shares/Par Amount†	Value
F&C Commercial Property Trust, Ltd.	47,150	$78,711
IRP Property Investments, Ltd.	9,800	10,449
Picton Property Income, Ltd.	30,550	17,895
Standard Life Investment Property Income Trust plc	12,100	11,969
UK Commercial Property Trust, Ltd.	42,500	45,004
Vanguard MSCI Emerging Markets ETF	3,648,080	152,307,340

Total Investment Company Securities (Cost $149,675,261)		152,471,368

Foreign Bonds & Debt Securities—3.2%

Sovereign—3.2%
Australia Government Bonds 6.000%, 02/15/17 (AUD)	230,000	273,478
5.250%, 03/15/19 (AUD)	510,000	609,493
5.750%, 05/15/21 (AUD)	560,000	709,874
Austria Government Bond 3.400%, 11/22/22 (144A) (EUR)	1,165,000	1,683,632
Belgium Government Bonds 3.750%, 09/28/15 (EUR)	610,000	856,664
5.500%, 09/28/17 (EUR)	900,000	1,391,335
4.250%, 09/28/21 (EUR)	490,000	727,211
5.500%, 03/28/28 (EUR)	300,000	504,107
4.250%, 03/28/41 (EUR)	145,000	216,744
Bundesrepublik Deutschland 4.000%, 07/04/16 (EUR)	3,060,000	4,486,739
2.500%, 01/04/21 (EUR)	2,715,000	3,861,875
5.500%, 01/04/31 (EUR)	855,000	1,658,845
4.250%, 07/04/39 (EUR)	595,000	1,079,112
Canadian Government Bonds 3.500%, 06/01/13 (CAD)	455,000	470,269
4.000%, 06/01/16 (CAD)	1,370,000	1,532,627
3.500%, 06/01/20 (CAD)	420,000	486,928
5.750%, 06/01/29 (CAD)	385,000	586,687
4.000%, 06/01/41 (CAD)	280,000	383,928
Denmark Government Bonds 4.000%, 11/15/15 (DKK)	500,000	96,666
4.000%, 11/15/19 (DKK)	2,895,000	605,477
4.500%, 11/15/39 (DKK)	1,645,000	424,357
Finland Government Bond 3.500%, 04/15/21 (EUR)	560,000	831,962
France Government Bond OAT 3.250%, 04/25/16 (EUR)	2,885,000	4,062,349
3.750%, 04/25/21 (EUR)	2,115,000	3,100,917
5.500%, 04/25/29 (EUR)	835,000	1,443,422
4.500%, 04/25/41 (EUR)	710,000	1,138,018
French Treasury Note BTAN 1.750%, 02/25/17 (EUR)	635,000	850,442
Italy Buoni Poliennali Del Tesoro 3.750%, 12/15/13 (EUR)	896,000	1,174,456
3.750%, 04/15/16 (EUR)	2,580,000	3,367,414
5.250%, 08/01/17 (EUR)	565,000	767,151
3.750%, 03/01/21 (EUR)	2,800,000	3,363,181
5.250%, 11/01/29 (EUR)	1,190,000	1,476,971
5.000%, 08/01/39 (EUR)	635,000	733,552
Japan Government Ten Year Bond 1.000%, 06/20/13 (JPY)	388,500,000	5,010,077
1.500%, 12/20/15 (JPY)	288,600,000	3,861,996

MIST-17

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2012 (Unaudited)

Foreign Bonds & Debt Securities—(Continued)

Security Description	Par Amount†/ Contracts/ Shares	Value

Sovereign—(Continued)
Japan Government Ten Year Bond 1.900%, 06/20/16 (JPY)	1,140,000,000	$15,564,418
1.700%, 03/20/17 (JPY)	195,150,000	2,670,062
Japan Government Thirty Year Bond 2.300%, 03/20/40 (JPY)	305,700,000	4,298,364
Japan Government Twenty Year Bond 2.500%, 12/21/20 (JPY)	852,300,000	12,607,509
1.400%, 12/20/22 (JPY)	229,900,000	3,123,020
2.100%, 06/20/29 (JPY)	683,450,000	9,575,551
2.100%, 12/20/29 (JPY)	89,600,000	1,250,463
1.700%, 12/20/31 (JPY)	53,300,000	691,018
Mexican Bonos 7.250%, 12/15/16 (MXN)	2,120,000	179,217
6.500%, 06/10/21 (MXN)	11,665,000	987,006
Netherlands Government Bond 4.500%, 07/15/17 (144A) (EUR)	850,000	1,286,502
Poland Government Bond 5.500%, 10/25/19 (PLN)	555,000	184,241
South Africa Government Bond 8.250%, 09/15/17 (ZAR)	1,220,000	161,489
Spain Government Bonds 2.500%, 10/31/13 (EUR)	665,000	847,822
3.150%, 01/31/16 (EUR)	1,465,000	1,813,130
3.800%, 01/31/17 (EUR)	515,000	635,441
4.000%, 04/30/20 (EUR)	1,100,000	1,274,178
6.000%, 01/31/29 (EUR)	190,000	231,375
4.200%, 01/31/37 (EUR)	650,000	589,313
Sweden Government Bonds 4.500%, 08/12/15 (SEK)	660,000	110,924
5.000%, 12/01/20 (SEK)	565,000	110,213
United Kingdom Gilt 4.500%, 03/07/13 (GBP)	1,235,000	2,030,633
4.000%, 09/07/16 (GBP)	1,170,000	2,152,742
3.750%, 09/07/20 (GBP)	1,395,000	2,672,538
4.750%, 12/07/30 (GBP)	560,000	1,203,679
4.250%, 09/07/39 (GBP)	1,700,000	3,379,044

Total Foreign Bonds & Debt Securities (Cost $114,071,219)		123,457,848

Purchased Option—0.1%

Put Options—0.1%
S&P 500 Index, Strike Price USD 1450, Put Expires 12/22/12 (Cost $5,426,323)	132,300	6,085,800

Preferred Stocks—0.1%

Automobiles—0.1%
Bayerische Motoren Werke (BMW) AG	2,148	110,422
Porsche Automobil Holding SE	6,267	375,666
Volkswagen AG	5,919	1,081,171

		1,567,259

Household Products—0.0%
Henkel AG & Co. KGaA	7,292	$580,314

Media—0.0%
ProSiebenSat.1 Media AG	3,582	90,407

Multi-Utilities—0.0%
RWE AG (a)	1,579	63,020

Total Preferred Stocks (Cost $2,042,204)		2,301,000

Right—0.0%

Energy Equipment & Services—0.0%
Cie Generale de Geophysique - Veritas, expires 10/12/2012* (a) (Cost $0)	5,654	9,125

Warrant—0.0%

Real Estate Investment Trusts—0.0%
Nieuwe Steen Investments N.V., expires 04/01/2013* (Cost $0)	550	0

Short-Term Investments—43.8%

Mutual Fund—3.1%
State Street Navigator Securities Lending Prime Portfolio (e)	118,302,635	118,302,635

U.S. Treasury—1.7%
U.S. Treasury Bills 0.081%, 11/15/12 (f)	15,000,000	14,998,500
0.092%, 11/23/12 (f)	15,000,000	14,997,991
0.091%, 12/06/12 (f)	15,000,000	14,997,525
0.101%, 12/13/12 (d) (f)	10,000,000	9,997,972
0.086%, 12/27/12 (f)	11,000,000	10,997,740

		65,989,728

MIST-18

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2012 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Par Amount†	Value

Repurchase Agreement—39.0%

Fixed Income Clearing Corp. Repurchase Agreement dated 09/28/12 at 0.010% to be repurchased at $1,498,661,249 on 10/01/12, collateralized by $75,000,000 Federal Home Loan Bank at 0.375% due 01/29/14 with a value of $75,160,875; by $100,000,000 Federal Home Loan Mortgage Corp. at 0.500% due 02/21/14 with a value of $100,125,000; by $66,580,000 Federal Home Loan Mortgage Corp. at 0.400% due 02/27/14 with a value of $66,746,450; by $250,000,000 Federal Home Loan Mortgage Corp. at 1.375% due 02/25/14 with a value of $254,222,500; by $13,585,000 U.S. Treasury Note at 1.000% due 01/15/14 with a value of $13,749,596; by $55,345,000 Federal Home Loan Bank at 0.375% due 11/27/13 with a value of $55,483,363; by $26,985,000 Federal Home Loan Bank at 3.625% due 10/18/2013 with a value of $28,401,713; by $125,000,000 Federal National Mortgage Association at 0.600% due 10/25/13 with a value of $125,365,000; by $300,000,000 Federal National Mortgage Association at 0.600% due 11/14/13 with a value of $300,750,000; by $27,515,000 Federal Home Loan Bank at 0.350% due 07/17/13 with a value of $27,549,394; by $100,000,000 Federal Home Loan Bank at 0.280% due 08/13/13 with a value of $100,125,000; by $350,000,000 Federal Home Loan Bank at 0.250% due 09/06/13 with a value of $350,000,000; by $3,015,000 Federal Home Loan Bank at 3.625% due 10/18/13 with a value of $3,173,288; by $27,000,000 U.S. Treasury Note at 3.125% due 09/30/13 with a value of $27,786,807.

	1,498,660,000	$1,498,660,000

Total Short-Term Investments (Cost $1,682,952,363)		1,682,952,363

Total Investments—102.9% (Cost $3,819,471,529#)		3,951,699,694
Other assets and liabilities (net)—(2.9)%		(109,950,606)

Net Assets—100.0%		$3,841,749,088

†	Par amount stated in U.S. dollars unless otherwise noted.
#	As of September 30, 2012, the aggregate cost of investments was $3,819,471,529. The aggregate unrealized appreciation and depreciation of investments were $166,039,017 and $(33,810,852), respectively, resulting in net unrealized appreciation of $132,228,165.
*	Non-income producing security.
(a)	All or a portion of the security was held on loan. As of September 30, 2012, the market value of securities loaned was $112,101,873 and the collateral received consisted of cash in the amount of $118,302,635 and non-cash collateral with a value of $500,421. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2012, the value of the securities pledged amounted to $41,835,217.
(c)	Affiliated Issuer.
(d)	All or a portion of the security was pledged as collateral against open swap contracts. As of September 30, 2012, the market value of securities pledged was $3,301,371.
(e)	Represents investment of cash collateral received from securities lending transactions.
(f)	The rate shown represents the discount rate at the time of purchase by the Portfolio.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2012, the market value of 144A securities was $2,970,134, which is 0.1% of net assets.
(AUD)—	Australian Dollar
(CAD)—	Canadian Dollar
(DKK)—	Danish Krone
(ETF)—	Exchange-Traded Fund
(EUR)—	Euro
(GBP)—	British Pound
(JPY)—	Japanese Yen
(MXN)—	Mexican Peso
(PLN)—	Polish Zloty
(SEK)—	Swedish Krona
(ZAR)—	South African Rand

The Portfolio invests in commodity-related instruments through its investment in the AllianceBernstein Global Dynamic Allocation Portfolio, Ltd., a wholly-owned and controlled subsidiary (the “Subsidiary”) of the Portfolio. Investments of the Subsidiary have been consolidated with those of the Portfolio for reporting purposes.

MIST-19

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2012 (Unaudited)

Futures Contracts

The futures contracts outstanding as of September 30, 2012 were as follows:

Futures Contracts—Long	Exchange	Expiration Date	Number of Contracts	Contract Amount	Valuation as of September 30, 2012	Unrealized Appreciation/ (Depreciation)
ASX SPI 200 Index Futures	Australian Securities Exchange	12/20/2012	506	$57,710,721	$57,526,184	$(184,537)
Australian 10 Year Treasury Bond Futures	Australian Securities Exchange	12/17/2012	21	2,708,489	2,764,135	55,646
Canada Government Bond 10 Year Futures	Euronext Paris Monep	12/18/2012	30	4,154,548	4,189,197	34,649
Euro Stoxx 50 Index Futures	Eurex Deutschland	12/21/2012	4,679	153,399,816	147,612,956	(5,786,860)
FTSE 100 Index Futures	NYSE Euronext Liffe	12/21/2012	1,513	142,482,894	139,579,522	(2,903,372)
German Euro Bobl Futures	Eurex Deutschland	12/6/2012	104	16,803,406	16,797,862	(5,544)
German Euro Bund Futures	Eurex Deutschland	12/6/2012	160	29,089,018	29,149,040	60,022
German Euro Buxl Futures	Eurex Deutschland	12/6/2012	82	14,052,080	14,033,720	(18,360)
German Euro Schatz Futures	Eurex Deutschland	12/6/2012	3	427,271	426,842	(429)
Hang Seng Index Futures	Hong Kong Futures Exchange, Ltd.	10/30/2012	180	23,873,169	24,229,274	356,105
Japanese 10 Year Government Bond Mini Futures	Tokyo Stock Exchange	12/11/2012	62	114,322,026	114,553,819	231,793
MSCI EAFE E-Mini Index Futures	NYSE Liffe	12/21/2012	56	4,352,185	4,194,960	(157,225)
Russell 2000 Mini Index Futures	ICE Futures U.S., Inc.	12/21/2012	476	40,504,159	39,717,440	(786,719)
S&P 500 E-Mini Index Futures	CME Index & Options Market	12/21/2012	3,460	250,065,422	248,116,600	(1,948,822)
S&P Midcap 400 E-Mini Index Futures	CME Index & Options Market	12/21/2012	1,190	120,326,419	117,393,500	(2,932,919)
Topix Index Futures	Tokyo Stock Exchange	12/14/2012	1,250	116,815,994	117,728,088	912,094
U.S. Treasury Note 10 Year Futures	Chicago Board of Trade	12/19/2012	666	87,743,032	88,900,594	1,157,562
U.S. Treasury Note 2 Year Futures	Chicago Board of Trade	12/31/2012	418	92,137,802	92,182,063	44,261
United Kingdom Long Gilt Bond Futures	NYSE Euronext Liffe	12/27/2012	156	30,360,109	30,385,227	25,118
Utra Long U.S. Treasury Bond Futures	Chicago Board of Trade	12/19/2012	177	29,329,695	29,243,719	(85,976)

Net Unrealized Depreciation						$(11,933,513)

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts to buy:

Settlement Date	Counterparty	Contracts to Buy		Value at September 30, 2012	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
12/14/2012	Credit Suisse London	17,375,000	CHF	$18,498,510	$18,435,013	$63,497
12/14/2012	Brown Brothers Harriman & Co.	4,377,000	EUR	5,629,010	5,513,357	115,653
12/14/2012	Royal Bank of Scotland plc	36,491,000	EUR	46,928,996	46,751,357	177,639
12/14/2012	State Street Bank and Trust	4,202,000	EUR	5,403,953	5,435,119	(31,166)
12/14/2012	Barclays Bank plc	2,323,000	GBP	3,750,397	3,675,630	74,767
12/14/2012	Deutsche Bank AG London	3,442,000	GBP	5,556,980	5,401,802	155,178
12/14/2012	HSBC Bank USA	29,425,000	GBP	47,505,563	46,952,295	553,268
12/14/2012	Brown Brothers Harriman & Co.	459,338,000	JPY	5,889,861	5,872,911	16,950
12/14/2012	Citibank N.A.	403,455,000	JPY	5,173,301	5,098,674	74,627
12/14/2012	Credit Suisse London	6,201,191,968	JPY	79,514,777	79,265,680	249,097
12/14/2012	Barclays Bank plc	61,844,000	SEK	9,394,534	9,308,763	85,771

Net Unrealized Appreciation						$1,535,281

Forward foreign currency exchange contracts to sell:

Settlement Date	Counterparty	Contracts to Deliver		Value at September 30, 2012	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
10/11/2012	Westpac Banking Corp.	1,524,306	AUD	$1,580,045	$1,577,151	$(2,894)
12/14/2012	Westpac Banking Corp.	3,574,000	AUD	3,684,387	3,670,301	(14,086)
11/9/2012	Citibank N.A.	3,439,040	CAD	3,495,253	3,520,303	25,050
12/14/2012	Citibank N.A.	3,474,000	CAD	3,527,928	3,551,969	24,041
11/8/2012	UBS AG	6,167,446	DKK	1,063,828	1,072,943	9,115

MIST-20

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2012 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Settlement Date	Counterparty	Contracts to Deliver		Value at September 30, 2012	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
10/24/2012	UBS AG	35,939,723	EUR	$46,194,278	$46,969,984	$775,706
10/24/2012	Barclays Bank plc	7,087,881	GBP	11,444,751	11,506,013	61,262
11/16/2012	Royal Bank of Scotland plc	4,587,972,045	JPY	58,811,465	58,921,378	109,913
10/18/2012	Deutsche Bank AG London	13,587,310	MXN	1,053,919	1,028,251	(25,668)
10/18/2012	State Street Bank and Trust	1,783,663	MXN	138,352	138,572	220
10/4/2012	BNP Paribas S.A.	555,672	PLN	173,407	166,441	(6,966)
11/8/2012	BNP Paribas S.A.	1,426,394	SEK	216,911	218,007	1,096
10/4/2012	Goldman Sachs Capital Markets	1,267,159	ZAR	152,206	150,223	(1,983)

Net Unrealized Appreciation						$954,806

(AUD)—	Australian Dollar
(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(DKK)—	Danish Krone
(EUR)—	Euro
(GBP)—	British Pound
(JPY)—	Japanese Yen
(MXN)—	Mexican Peso
(PLN)—	Polish Zloty
(SEK)—	Swedish Krona
(ZAR)—	South African Rand

Swap Agreements

Open interest rate swap agreements as of September 30, 2012 were as follows:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation
Pay	3-Month USD-LIBOR	1.715%	10/2/2022	JPMorgan Chase Bank, N.A.	964,400,000	USD	$—	$—	$—

Open total return swap agreements as of September 30, 2012 were as follows:

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	—	0.1700%	12/17/2012	JPMorgan Chase Bank, N.A.	Dow Jones-UBS Commodity Index 2 Month Forward	(104,132,502)	USD	$48,838	$—	$48,838
Pay	1-Month USD-LIBOR	0.2185%	2/15/2013	UBS AG	FTSE EPRA/NAREIT Developed Real Estate Index	(74,730,991)	USD	(1,801,624)	—	(1,801,624)
Pay	1-Month USD-LIBOR	0.2185%	3/15/2013	JPMorgan Chase Bank, N.A.	FTSE EPRA/NAREIT Developed Real Estate Index	(4,271,464)	USD	(102,977)	—	(102,977)

Totals								$(1,855,763)	$—	$(1,855,763)

Transactions of Affiliated Issuer

Security Description	Number of Shares Held at December 31, 2011	Shares Purchased	Shares Sold	Number of Shares Held at September 30, 2012	Realized Gain on Shares Sold	Income For Period Ended September 30, 2012
MetLife, Inc.	34,265	22,700	—	56,965	$—	$—

MIST-21

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2012 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2012:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$15,439,388	$3,498,836	$—	$18,938,224
Air Freight & Logistics	5,002,634	1,187,747	—	6,190,381
Airlines	349,265	614,577	—	963,842
Auto Components	1,588,496	3,560,641	—	5,149,137
Automobiles	2,534,688	12,214,936	—	14,749,624
Beverages	16,840,484	11,042,861	—	27,883,345
Biotechnology	11,025,508	1,440,672	—	12,466,180
Building Products	288,132	2,226,591	—	2,514,723
Capital Markets	12,422,135	7,050,286	—	19,472,421
Chemicals	16,564,213	15,626,664	—	32,190,877
Commercial Banks	19,768,031	50,896,259	—	70,664,290
Commercial Services & Supplies	3,929,314	2,687,298	—	6,616,612
Communications Equipment	13,290,026	1,624,193	—	14,914,219
Computers & Peripherals	41,442,107	1,294,198	—	42,736,305
Construction & Engineering	1,066,730	2,839,639	—	3,906,369
Construction Materials	327,316	2,499,384	—	2,826,700
Consumer Finance	6,271,822	226,375	—	6,498,197
Containers & Packaging	830,617	715,471	—	1,546,088
Distributors	507,465	562,761	—	1,070,226
Diversified Consumer Services	405,946	138,097	—	544,043
Diversified Financial Services	21,122,573	4,753,914	—	25,876,487
Diversified Telecommunication Services	20,551,927	13,411,722	—	33,963,649
Electric Utilities	14,235,172	6,526,915	—	20,762,087
Electrical Equipment	3,629,637	5,254,593	—	8,884,230
Electronic Equipment, Instruments & Components	2,877,767	4,528,049	—	7,405,816
Energy Equipment & Services	13,160,571	4,218,564	—	17,379,135
Food & Staples Retailing	16,716,902	9,265,723	—	25,982,625
Food Products	11,802,607	17,611,256	—	29,413,863
Gas Utilities	788,472	2,279,515	—	3,067,987
Health Care Equipment & Supplies	12,334,589	2,923,801	—	15,258,390
Health Care Providers & Services	13,324,079	1,999,563	—	15,323,642
Health Care Technology	602,250	—	—	602,250
Hotels, Restaurants & Leisure	12,665,508	4,659,227	—	17,324,735
Household Durables	1,885,977	2,033,820	—	3,919,797
Household Products	15,140,185	2,610,634	—	17,750,819
Independent Power Producers & Energy Traders	623,827	241,223	—	865,050
Industrial Conglomerates	17,738,917	6,872,794	—	24,611,711
Insurance	26,118,038	19,655,584	—	45,773,622
Internet & Catalog Retail	7,296,335	303,218	—	7,599,553

MIST-22

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2012 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Internet Software & Services	$15,391,572	$518,157	$—	$15,909,729
IT Services	26,824,087	1,230,959	—	28,055,046
Leisure Equipment & Products	882,678	1,038,014	—	1,920,692
Life Sciences Tools & Services	2,900,864	289,890	—	3,190,754
Machinery	13,171,491	11,243,485	—	24,414,976
Marine	—	1,131,786	—	1,131,786
Media	24,380,970	5,387,989	—	29,768,959
Metals & Mining	5,539,151	20,628,335	—	26,167,486
Multi-Utilities	8,594,101	7,080,261	—	15,674,362
Multiline Retail	5,304,878	1,716,254	—	7,021,132
Office Electronics	514,534	1,942,017	—	2,456,551
Oil, Gas & Consumable Fuels	64,878,762	30,498,545	—	95,377,307
Paper & Forest Products	1,132,087	584,674	—	1,716,761
Personal Products	1,164,408	2,358,053	—	3,522,461
Pharmaceuticals	43,034,297	36,306,932	—	79,341,229
Professional Services	693,744	2,546,469	—	3,240,213
Real Estate Investment Trusts	55,665,114	26,719,577	—	82,384,691
Real Estate Management & Development	1,808,757	27,954,360	—	29,763,117
Road & Rail	5,372,541	4,495,043	—	9,867,584
Semiconductors & Semiconductor Equipment	13,896,409	2,661,990	—	16,558,399
Software	24,709,558	4,237,925	—	28,947,483
Specialty Retail	14,552,889	3,991,958	—	18,544,847
Textiles, Apparel & Luxury Goods	4,232,806	5,195,342	—	9,428,148
Thrifts & Mortgage Finance	430,027	—	—	430,027
Tobacco	13,348,994	7,123,170	—	20,472,164
Trading Companies & Distributors	1,302,940	5,222,654	—	6,525,594
Transportation Infrastructure	—	1,734,189	—	1,734,189
Water Utilities	—	586,880	—	586,880
Wireless Telecommunication Services	2,095,918	9,500,657	—	11,596,575
Total Common Stocks	734,333,227	455,023,166	—	1,189,356,393
Total U.S. Treasury & Government Agencies*	—	795,065,797	—	795,065,797
Investment Company Securities	152,307,340	164,028	—	152,471,368
Total Foreign Bonds & Debt Securities*	—	123,457,848	—	123,457,848
Total Purchased Option*	6,085,800	—	—	6,085,800
Total Preferred Stocks*	—	2,301,000	—	2,301,000
Total Right*	—	9,125	—	9,125
Total Warrant*	—	—	0	0
Short-Term Investments
Mutual Fund	118,302,635	—	—	118,302,635
U.S. Treasury	—	65,989,728	—	65,989,728
Repurchase Agreement	—	1,498,660,000	—	1,498,660,000
Total Short-Term Investments	118,302,635	1,564,649,728	—	1,682,952,363
Total Investments	$1,011,029,002	$2,940,670,692	$0	$3,951,699,694

Forward Contracts
Forward Foreign Currency Contracts (Unrealized Appreciation)	$—	$2,572,850	$—	$2,572,850
Forward Foreign Currency Contracts (Unrealized Depreciation)	—	(82,763)	—	(82,763)
Total Forward Contracts	$—	$2,490,087	$—	$2,490,087
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$2,877,250	$—	$—	$2,877,250
Futures Contracts (Unrealized Depreciation)	(14,810,763)	—	—	(14,810,763)
Total Futures Contracts	$(11,933,513)	$—	$—	$(11,933,513)
Swap Contracts
Swap Contracts at Value (Assets)	$—	$48,838	$—	$48,838
Swap Contracts at Value (Liabilities)	—	(1,904,601)	—	(1,904,601)
Total Swap Contracts	$—	$(1,855,763)	$—	$(1,855,763)

*	See Consolidated Schedule of Investments for additional detailed categorizations.

MIST-23

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stocks in the amount of $610,878 were transferred from Level 2 to Level 1 due to increased trading activity.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2011	Change in Unrealized Appreciation	Balance as of September 30, 2012	Change in Unrealized Appreciation from investments still held at September 30, 2012
Warrant
Real Estate Investment Trusts	$0	$—	$0	$—

MIST-24

Met Investors Series Trust

American Funds® Balanced Allocation Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Mutual Funds—100.1% of Net Assets

Security Description	Shares	Value

Investment Company Securities—100.1%
American Funds Bond Fund (Class 1) (a)	37,507,813	$431,339,848
American Funds Global Bond Fund (Class 1) (a)	7,003,653	87,475,623
American Funds Global Small Capitalization Fund (Class 1) (a)	6,853,587	133,713,489
American Funds Growth Fund (Class 1) (a)	15,554,905	935,627,554
American Funds Growth-Income Fund (Class 1) (a)	40,611,163	1,555,407,528
American Funds High-Income Bond Fund (Class 1) (a)	19,119,167	220,061,612
American Funds International Fund (Class 1) (a)	20,890,333	355,971,278
American Funds New World Fund (Class 1) (a)	6,081,367	133,303,565
American Funds U.S. Government /AAA - Rated Securities Fund (Class 1) (a)	43,095,207	555,928,171

Total Mutual Funds (Cost $3,715,494,598)		4,408,828,668

Total Investments—100.1% (Cost $3,715,494,598#)		4,408,828,668
Other assets and liabilities (net)—(0.1)%		(2,277,263)

Net Assets—100.0%		$4,406,551,405

#	As of September 30, 2012, the aggregate cost of investments was $3,715,494,598. The aggregate and net unrealized appreciation of investments was $693,334,070.
(a)	A Fund of the American Funds Insurance Series.

MIST-25

Met Investors Series Trust

American Funds® Balanced Allocation Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Transactions in Securities of Underlying Portfolios

The Portfolio does not invest in the Underlying Portfolios for the purpose of exercising control; however, investments by the Portfolio within its principal investment strategies may represent a significant portion of the Underlying Portfolio’s net assets. Transactions in the Underlying Portfolios for the period ended September 30, 2012 were as follows:

Underlying Portfolio (Class 1)	Number of Shares Held at December 31, 2011	Shares Purchased	Shares Sold	Number of Shares Held at September 30, 2012
American Funds Bond Fund*	38,505,387	605,741	(1,603,315)	37,507,813
American Funds Global Bond Fund*	7,007,356	181,123	(184,826)	7,003,653
American Funds Global Small Capitalization Fund*	6,813,049	141,893	(101,355)	6,853,587
American Funds Growth Fund*	15,958,063	68,932	(472,090)	15,554,905
American Funds Growth-Income Fund*	43,140,269	153,893	(2,682,999)	40,611,163
American Funds High-Income Bond Fund*	19,958,752	278,046	(1,117,631)	19,119,167
American Funds International Fund*	20,687,935	312,896	(110,498)	20,890,333
American Funds New World Fund*	5,978,715	130,617	(27,965)	6,081,367
American Funds U.S. Government/AAA - Rated Securities Fund*	42,326,492	2,216,622	(1,447,907)	43,095,207

*	The Portfolio had ownership of at least 25% of the outstanding voting securities of the Underlying Portfolio as of September 30, 2012. The most recent Annual Report of the Underlying Portfolio is available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

Underlying Portfolio (Class 1)	Net Realized Gain/(Loss) on Sales of Underlying Portfolios	Capital Gain Distributions from Underlying Portfolios	Dividend Income from Underlying Portfolios	Ending Value as of September 30, 2012
American Funds Bond Fund	$2,649,223	$—	$2,181,007	$431,339,848
American Funds Global Bond Fund	296,634	762,548	748,684	87,475,623
American Funds Global Small Capitalization Fund	790,895	—	1,574,699	133,713,489
American Funds Growth Fund	12,147,373	—	2,726,764	935,627,554
American Funds Growth-Income Fund	31,896,918	—	5,255,656	1,555,407,528
American Funds High-Income Bond Fund	3,462,049	—	2,947,817	220,061,612
American Funds International Fund	398,491	—	313,732	355,971,278
American Funds New World Fund	87,731	—	127,593	133,303,565
American Funds U.S. Government/AAA - Rated Securities Fund	1,182,504	15,618,933	1,465,584	555,928,171

	$52,911,818	$16,381,481	$17,341,536	$4,408,828,668

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

MIST-26

Met Investors Series Trust

American Funds® Balanced Allocation Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Fair Value Hierarchy—(Continued)

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2012:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$4,408,828,668	$—	$—	$4,408,828,668
Total Investments	$4,408,828,668	$—	$—	$4,408,828,668

MIST-27

Met Investors Series Trust

American Funds® Bond Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Mutual Fund—100.1% of Net Assets

Security Description	Shares	Value

Investment Company Security—100.1%
American Funds Bond Fund (Class 1) (a) (Cost $460,453,750)	43,055,296	$495,135,908

Total Investments—100.1% (Cost $460,453,750#)		495,135,908
Other assets and liabilities (net)—(0.1)%		(312,944)

Net Assets—100.0%		$494,822,964

#	As of September 30, 2012, the aggregate cost of investments was $460,453,750. The aggregate and net unrealized appreciation of investments was $34,682,158.
(a)	A Fund of the American Funds Insurance Series.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2012:

Description	Level 1	Level 2	Level 3	Total
Mutual Fund
Investment Company Security	$495,135,908	$—	$—	$495,135,908
Total Investments	$495,135,908	$—	$—	$495,135,908

MIST-28

Met Investors Series Trust

American Funds® Growth Allocation Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Mutual Funds—100.1% of Net Assets

Security Description	Shares	Value

Investment Company Securities—100.1%
American Funds Bond Fund (Class 1) (a)	6,264,717	$72,044,246
American Funds Global Bond Fund (Class 1) (a)	1,942,615	24,263,267
American Funds Global Small Capitalization Fund (Class 1) (a)	5,043,712	98,402,826
American Funds Growth Fund (Class 1) (a)	12,227,355	735,475,419
American Funds Growth-Income Fund (Class 1) (a)	26,172,664	1,002,413,012
American Funds High-Income Bond Fund (Class 1) (a)	6,330,505	72,864,115
American Funds International Fund (Class 1) (a)	15,813,730	269,465,962
American Funds New World Fund (Class 1) (a)	4,472,148	98,029,481
American Funds U.S. Government /AAA - Rated Securities Fund (Class 1) (a)	5,552,629	71,628,916

Total Mutual Funds (Cost $1,791,259,226)		2,444,587,244

Total Investments—100.1% (Cost $1,791,259,226#)		2,444,587,244
Other assets and liabilities (net)—(0.1)%		(1,320,132)

Net Assets—100.0%		$2,443,267,112

#	As of September 30, 2012, the aggregate cost of investments was $1,791,259,226. The aggregate and net unrealized appreciation of investments was $653,328,018.
(a)	A Fund of the American Funds Insurance Series.

MIST-29

Met Investors Series Trust

American Funds® Growth Allocation Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Transactions in Securities of Underlying Portfolios

The Portfolio does not invest in the Underlying Portfolios for the purpose of exercising control; however, investments by the Portfolio within its principal investment strategies may represent a significant portion of the Underlying Portfolio’s net assets. Transactions in the Underlying Portfolios for the period ended September 30, 2012 were as follows:

Underlying Portfolio (Class 1)	Number of Shares Held at December 31, 2011	Shares Purchased	Shares Sold	Number of Shares Held at September 30, 2012
American Funds Bond Fund	6,318,510	331,917	(385,710)	6,264,717
American Funds Global Bond Fund	1,919,999	109,826	(87,210)	1,942,615
American Funds Global Small Capitalization Fund*	4,868,093	265,035	(89,416)	5,043,712
American Funds Growth Fund	12,771,091	43,696	(587,432)	12,227,355
American Funds Growth-Income Fund*	28,444,539	98,307	(2,370,182)	26,172,664
American Funds High-Income Bond Fund	6,650,652	161,755	(481,902)	6,330,505
American Funds International Fund	15,328,383	584,378	(99,031)	15,813,730
American Funds New World Fund*	4,313,561	169,770	(11,183)	4,472,148
American Funds U.S. Government/AAA - Rated Securities Fund	5,339,627	517,585	(304,583)	5,552,629

*	The Portfolio had ownership of at least 25% of the outstanding voting securities of the Underlying Portfolio as of September 30, 2012. The most recent Annual Report of the Underlying Portfolio is available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

Underlying Portfolio (Class 1)	Net Realized Gain/(Loss) on Sales of Underlying Portfolios	Capital Gain Distributions from Underlying Portfolios	Dividend Income from Underlying Portfolios	Ending Value as of September 30, 2012
American Funds Bond Fund	$734,497	$—	$349,917	$72,044,246
American Funds Global Bond Fund	169,935	204,731	201,007	24,263,267
American Funds Global Small Capitalization Fund	464,475	—	1,153,843	98,402,826
American Funds Growth Fund	5,542,457	—	2,161,808	735,475,419
American Funds Growth-Income Fund	5,754,197	—	3,385,210	1,002,413,012
American Funds High-Income Bond Fund	1,074,384	—	956,606	72,864,115
American Funds International Fund	231,659	—	235,739	269,465,962
American Funds New World Fund	11,663	—	92,972	98,029,481
American Funds U.S. Government/AAA - Rated Securities Fund	235,613	1,925,985	180,723	71,628,916

	$14,218,880	$2,130,716	$8,717,825	$2,444,587,244

MIST-30

Met Investors Series Trust

American Funds® Growth Allocation Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2012:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$2,444,587,244	$—	$—	$2,444,587,244
Total Investments	$2,444,587,244	$—	$—	$2,444,587,244

MIST-31

Met Investors Series Trust

American Funds® Growth Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Mutual Fund—100.1% of Net Assets

Security Description	Shares	Value

Investment Company Security—100.1%
American Funds Growth Fund (Class 1) (a) (Cost $744,847,735)	15,638,746	$940,670,600

Total Investments—100.1% (Cost $744,847,735#)		940,670,600
Other assets and liabilities (net)—(0.1)%		(522,004)

Net Assets—100.0%		$940,148,596

#	As of September 30, 2012, the aggregate cost of investments was $744,847,735. The aggregate and net unrealized appreciation of investments was $195,822,865.
(a)	A Fund of the American Funds Insurance Series.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2012:

Description	Level 1	Level 2	Level 3	Total
Mutual Fund
Investment Company Security	$940,670,600	$—	$—	$940,670,600
Total Investments	$940,670,600	$—	$—	$940,670,600

MIST-32

Met Investors Series Trust

American Funds® International Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Mutual Fund—100.1% of Net Assets

Security Description	Shares	Value

Investment Company Security—100.1%
American Funds International Fund (Class 1) (a) (Cost $324,756,973)	20,252,775	$345,107,278

Total Investments—100.1% (Cost $324,756,973#)		345,107,278
Other assets and liabilities (net)—(0.1)%		(247,394)

Net Assets—100.0%		$344,859,884

#	As of September 30, 2012, the aggregate cost of investments was $324,756,973. The aggregate and net unrealized appreciation of investments was $20,350,305.
(a)	A Fund of the American Funds Insurance Series.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2012:

Description	Level 1	Level 2	Level 3	Total
Mutual Fund
Investment Company Security	$345,107,278	$—	$—	$345,107,278
Total Investments	$345,107,278	$—	$—	$345,107,278

MIST-33

Met Investors Series Trust

American Funds® Moderate Allocation Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Mutual Funds—100.1% of Net Assets

Security Description	Shares	Value

Investment Company Securities—100.1%
American Funds Bond Fund (Class 1) (a)	45,109,378	$518,757,844
American Funds Global Bond Fund (Class 1) (a)	2,468,245	30,828,376
American Funds Global Small Capitalization Fund (Class 1) (a)	1,587,367	30,969,524
American Funds Growth Fund (Class 1) (a)	6,176,186	371,497,612
American Funds Growth-Income Fund (Class 1) (a)	24,971,861	956,422,259
American Funds High-Income Bond Fund (Class 1) (a)	13,405,745	154,300,124
American Funds International Fund (Class 1) (a)	14,499,603	247,073,241
American Funds New World Fund (Class 1) (a)	1,412,189	30,955,179
American Funds U.S. Government/AAA - Rated Securities Fund (Class 1) (a)	56,377,986	727,276,014

Total Mutual Funds (Cost $2,663,001,897)		3,068,080,173

Total Investments—100.1% (Cost $2,663,001,897#)		3,068,080,173
Other assets and liabilities (net)—(0.1)%		(1,620,723)

Net Assets—100.0%		$3,066,459,450

#	As of September 30, 2012, the aggregate cost of investments was $2,663,001,897. The aggregate and net unrealized appreciation of investments was $405,078,276.
(a)	A Fund of the American Funds Insurance Series.

MIST-34

Met Investors Series Trust

American Funds® Moderate Allocation Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Transactions in Securities of Underlying Portfolios

The Portfolio does not invest in the Underlying Portfolios for the purpose of exercising control; however, investments by the Portfolio within its principal investment strategies may represent a significant portion of the Underlying Portfolio’s net assets. Transactions in the Underlying Portfolios for the period ended September 30, 2012 were as follows:

Underlying Portfolio (Class 1)	Number of Shares Held at December 31, 2011	Shares Purchased	Shares Sold	Number of Shares Held at September 30, 2012
American Funds Bond Fund*	46,973,780	342,343	(2,206,745)	45,109,378
American Funds Global Bond Fund	2,508,409	51,550	(91,714)	2,468,245
American Funds Global Small Capitalization Fund	1,592,694	59,850	(65,177)	1,587,367
American Funds Growth Fund	6,457,604	77,533	(358,951)	6,176,186
American Funds Growth-Income Fund*	26,540,154	128,361	(1,696,654)	24,971,861
American Funds High-Income Bond Fund*	13,900,854	204,338	(699,447)	13,405,745
American Funds International Fund	14,548,686	380,595	(429,678)	14,499,603
American Funds New World Fund	1,405,932	39,529	(33,272)	1,412,189
American Funds U.S. Government/AAA - Rated Securities Fund*	56,083,157	2,266,987	(1,972,158)	56,377,986

*	The Portfolio had ownership of at least 25% of the outstanding voting securities of the Underlying Portfolio as of September 30, 2012. The most recent Annual Report of the Underlying Portfolio is available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

Underlying Portfolio (Class 1)	Net Realized Gain/(Loss) on Sales of Underlying Portfolios	Capital Gain Distributions from Underlying Portfolios	Dividend Income from Underlying Portfolios	Ending Value as of September 30, 2012
American Funds Bond Fund	$3,505,118	$—	$2,633,358	$518,757,844
American Funds Global Bond Fund	170,695	270,383	265,467	30,828,376
American Funds Global Small Capitalization Fund	618,753	—	366,551	30,969,524
American Funds Growth Fund	9,702,106	—	1,087,348	371,497,612
American Funds Growth-Income Fund	22,938,187	—	3,257,230	956,422,259
American Funds High-Income Bond Fund	1,708,938	—	2,089,512	154,300,124
American Funds International Fund	1,786,714	—	220,138	247,073,241
American Funds New World Fund	290,077	—	29,716	30,955,179
American Funds U.S. Government/AAA - Rated Securities Fund	2,230,463	20,496,182	1,923,234	727,276,014

	$42,951,051	$20,766,565	$11,872,554	$3,068,080,173

MIST-35

Met Investors Series Trust

American Funds® Moderate Allocation Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2012:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$3,068,080,173	$—	$—	$3,068,080,173
Total Investments	$3,068,080,173	$—	$—	$3,068,080,173

MIST-36

Met Investors Series Trust

AQR Global Risk Balanced Portfolio

Consolidated Schedule of Investments as of September 30, 2012 (Unaudited)

U.S. Treasury & Government Agencies—26.5% of Net Assets

Security Description	Shares/Par Amount†	Value

U.S. Treasury—26.5%
U.S. Treasury Inflation Indexed Notes 2.375%, 01/15/17	363,447,987	$426,512,028
0.125%, 04/15/17	210,725,786	227,139,428
2.625%, 07/15/17	59,363,739	71,806,913
1.625%, 01/15/18	57,963,450	67,894,212
0.125%, 01/15/22 (a)	523,860,075	572,317,132

Total U.S. Treasury & Government Agencies (Cost $1,339,759,860)		1,365,669,713

Foreign Bonds & Debt Securities—26.2%

Sovereign—26.2%
Deutsche Bundesrepublik Inflation Linked Bonds 1.500%, 04/15/16 (EUR)	175,047,180	246,750,435
1.750%, 04/15/20 (EUR)	159,751,704	243,616,319
France Government Bond OAT 1.600%, 07/25/15 (EUR)	220,441,323	307,668,304
1.100%, 07/25/22 (EUR)	133,463,736	186,685,955
United Kingdom Gilt Inflation Linked 1.875%, 11/22/22 (GBP)	179,750,798	368,962,959

Total Foreign Bonds & Debt Securities (Cost $1,301,360,090)		1,353,683,972

Short-Term Investments—53.0%

Mutual Funds—51.9%
BlackRock Liquidity Funds TempFund Portfolio, Class I 0.140% (b)	701,222,635	701,222,635
Dreyfus Treasury Cash Management Fund, Class I 0.010% (b)	701,223,300	701,223,300
State Street Institutional Treasury Money Market Fund 0.000% (b)	559,386,173	559,386,173
State Street Institutional Liquid Reserves Fund 0.210% (b)	13,538,006	13,538,006
UBS Money Series - UBS Select Treasury Preferred Fund, Class I 0.020% (b)	705,523,263	705,523,263

		2,680,893,377

Repurchase Agreement—1.1%
Credit Suisse Securities (USA) LLC Repurchase Agreement dated 09/19/12 at 0.180% to be repurchased at $56,176,502 on 10/17/12 collateralized by $48,900,000 U.S. Treasury Note at 0.125% due 1/15/22 with a value of $54,085,698	56,168,919	$56,168,919

Total Short-Term Investments (Cost $2,737,062,296)		2,737,062,296

Total Investments—105.7% (Cost $5,378,182,246#)		5,456,415,981
Other assets and liabilities (net)—(5.7)%		(292,432,293)

Net Assets—100.0%		$5,163,983,688

†	Par amount stated in U.S. dollars unless otherwise noted.
#	As of September 30, 2012, the aggregate cost of investments was $5,378,182,246. The aggregate unrealized appreciation and depreciation of investments were $78,264,703 and $(30,968), respectively, resulting in net unrealized appreciation of $78,233,735.
(a)	All or a portion of the security was pledged as collateral against open reverse repurchase agreements. As of September 30, 2012, the value of securities pledged amounted to $572,317,132.
(b)	Represents annualized seven-day yield as of September 30, 2012.
(EUR)—	Euro
(GBP)—	British Pound

The Portfolio invests in commodity-related instruments through its investment in the AQR Global Risk Balanced Portfolio, Ltd., a wholly-owned and controlled subsidiary (the “Subsidiary”) of the Portfolio. Investments of the Subsidiary have been consolidated with those of the Portfolio for reporting purposes.

Futures Contracts

The futures contracts outstanding as of September 30, 2012 were as follows:

Futures Contracts—Long	Exchange	Expiration Date	Number of Contracts	Contract Amount	Valuation as of September 30, 2012	Unrealized Appreciation/ (Depreciation)
AEX Index Futures	Euronext Amsterdam	10/19/2012	91	$7,854,859	$7,582,359	$(272,500)
ASX SPI 200 Index Futures	Australian Securities Exchange	12/20/2012	484	55,310,461	55,025,046	(285,415)
Aluminum Futures 3 Months	London Metal Exchange	10/2/2012	60	2,859,076	3,127,125	268,049
Aluminum Futures 3 Months	London Metal Exchange	11/1/2012	9	424,152	472,781	48,629
Aluminum Futures 3 Months	London Metal Exchange	11/14/2012	28	1,306,140	1,467,060	160,920
Aluminum Futures 3 Months	London Metal Exchange	11/28/2012	16	761,459	842,676	81,217
Aluminum Futures 3 Months	London Metal Exchange	12/7/2012	20	993,996	1,054,910	60,914
Aluminum Futures 3 Months	London Metal Exchange	12/27/2012	26	1,358,291	1,372,709	14,418
Aluminum HG Futures	London Metal Exchange	12/19/2012	410	19,994,551	21,668,500	1,673,949
Australian 10 Year Treasury Bond Futures	Australian Securities Exchange	12/17/2012	327	42,361,329	43,041,525	680,196
Brent Crude Oil Pent Financial Futures	New York Mercantile Exchange	10/15/2012	1,654	187,709,200	185,893,060	(1,816,140)
CAC 40 Index Futures	Euronext Paris Monep	10/19/2012	655	29,500,617	28,222,455	(1,278,162)

MIST-37

Met Investors Series Trust

AQR Global Risk Balanced Portfolio

Consolidated Schedule of Investments as of September 30, 2012 (Unaudited)

Futures Contracts—(Continued)

Futures Contracts—Long	Exchange	Expiration Date	Number of Contracts	Contract Amount	Valuation as of September 30, 2012	Unrealized Appreciation/ (Depreciation)
Cattle Feeder Futures	Chicago Mercantile Exchange	10/25/2012	64	$4,712,145	$4,601,600	$(110,545)
Cocoa Futures	ICE Futures U.S., Inc.	12/13/2012	98	2,339,709	2,465,680	125,971
Coffee Futures	ICE Futures U.S., Inc.	12/18/2012	114	7,518,846	7,417,125	(101,721)
Copper Futures 3 Months	London Metal Exchange	10/2/2012	24	4,580,430	4,926,900	346,470
Copper Futures 3 Months	London Metal Exchange	11/1/2012	2	376,801	410,375	33,574
Copper Futures 3 Months	London Metal Exchange	11/14/2012	11	2,048,492	2,257,510	209,018
Copper Futures 3 Months	London Metal Exchange	11/28/2012	8	1,518,903	1,641,816	122,913
Copper Futures 3 Months	London Metal Exchange	12/7/2012	10	1,944,209	2,052,530	108,321
Copper Futures 3 Months	London Metal Exchange	12/27/2012	10	2,042,264	2,051,293	9,029
Copper LME Futures	London Metal Exchange	12/19/2012	167	32,695,993	34,283,013	1,587,020
Corn Futures	Chicago Board of Trade	12/14/2012	1,451	57,978,032	54,865,938	(3,112,094)
Cotton No. 2 Futures	ICE Futures U.S., Inc.	12/6/2012	258	9,057,964	9,113,850	55,886
DAX Index Futures	Eurex Deutschland	12/21/2012	114	26,993,128	26,510,223	(482,905)
Euro Stoxx 50 Index Futures	Eurex Deutschland	12/21/2012	2,462	80,353,447	77,671,104	(2,682,343)
European Gas Oil (Ice) Futures	New York Mercantile Exchange	10/10/2012	865	85,257,931	84,834,875	(423,056)
FTSE 100 Index Futures	NYSE Euronext Liffe	12/21/2012	1,549	145,956,140	142,900,648	(3,055,492)
FTSE JSE Top 40 Index Futures	South African Futures Exchange	12/20/2012	454	17,708,777	17,338,513	(370,264)
FTSE MIB Index Futures	Italian Derivatives Market	12/21/2012	70	7,185,862	6,766,301	(419,561)
German Euro Bund Futures	Eurex Deutschland	12/6/2012	6,721	1,222,209,643	1,224,441,864	2,232,221
Gold 100 oz Futures	Commodities Exchange Center	12/27/2012	184	29,932,985	32,639,760	2,706,775
Hang Seng China ENT Index Futures	Hong Kong Futures Exchange, Ltd.	10/30/2012	629	39,330,349	39,979,449	649,100
Hang Seng Index Futures	Hong Kong Futures Exchange, Ltd.	10/30/2012	144	19,154,830	19,383,419	228,589
Henry Hub Nat Gas Swap Futures	New York Mercantile Exchange	10/29/2012	2,664	20,588,298	22,111,200	1,522,902
IBEX 35 Index Futures	Meff Renta Variable	10/19/2012	90	9,253,466	8,885,502	(367,964)
Japanese 10 Year Government Bond Mini Futures	Tokyo Stock Exchange	12/11/2012	903	1,664,185,414	1,668,420,938	4,235,524
KOSPI 200 Index Futures	Korea Exchange (Futures Market)	12/13/2012	302	34,860,282	35,894,640	1,034,358
Lead Futures	London Metal Exchange	12/19/2012	76	3,852,330	4,333,900	481,570
Lead Futures 3 Months	London Metal Exchange	10/2/2012	12	560,115	682,275	122,160
Lead Futures 3 Months	London Metal Exchange	11/1/2012	3	143,655	170,787	27,132
Lead Futures 3 Months	London Metal Exchange	11/14/2012	4	187,462	228,041	40,579
Lead Futures 3 Months	London Metal Exchange	11/28/2012	3	146,784	171,149	24,365
Lead Futures 3 Months	London Metal Exchange	12/7/2012	4	205,718	228,153	22,435
Lead Futures 3 Months	London Metal Exchange	12/27/2012	5	283,762	285,025	1,263
Lean Hogs Futures	Chicago Mercantile Exchange	12/14/2012	437	12,883,534	12,891,500	7,966
Live Cattle Futures	Chicago Mercantile Exchange	12/31/2012	555	28,501,632	27,683,400	(818,232)
MSCI Taiwan Index Futures	Singapore Exchange	10/30/2012	922	25,416,803	25,391,880	(24,923)
Nickel Futures	London Metal Exchange	12/19/2012	55	5,300,983	6,097,080	796,097
Nickel Futures 3 Months	London Metal Exchange	10/2/2012	9	905,267	995,004	89,737
Nickel Futures 3 Months	London Metal Exchange	11/1/2012	2	190,173	221,377	31,204
Nickel Futures 3 Months	London Metal Exchange	11/14/2012	2	184,759	185,462	703
Nickel Futures 3 Months	London Metal Exchange	11/28/2012	1	98,478	110,779	12,301
Nickel Futures 3 Months	London Metal Exchange	12/7/2012	6	583,554	664,866	81,312
Nickel Futures 3 Months	London Metal Exchange	12/27/2012	3	328,385	332,548	4,163
Nymex Heating Oil Pent Futures	New York Mercantile Exchange	10/30/2012	407	55,317,440	54,003,365	(1,314,075)
RBOB Gasoline Fin Futures	New York Mercantile Exchange	10/30/2012	16	1,975,711	1,962,307	(13,404)
RBOB Gasoline Fin Futures	New York Mercantile Exchange	10/31/2012	395	48,649,286	48,444,459	(204,827)
Russell 2000 Mini Index Futures	ICE Futures U.S., Inc.	12/21/2012	924	79,229,173	77,098,560	(2,130,613)
S&P 500 E-Mini Index Futures	CME Index & Options Market	12/21/2012	11,497	836,202,052	824,449,870	(11,752,182)
S&P Midcap 400 E-Mini Index Futures	CME Index & Options Market	12/21/2012	902	91,718,860	88,982,300	(2,736,560)
S&P TSE 60 Index Futures	The Montreal Exchange/Bourse De Montreal	12/20/2012	536	77,470,872	76,406,307	(1,064,565)
SGX CNX NIFTY Index Futures	Singapore Exchange	10/25/2012	1,351	15,420,124	15,463,546	43,422
Silver Futures	Commodities Exchange Center	12/27/2012	31	4,803,058	5,359,435	556,377
Soybean Futures	Chicago Board of Trade	11/14/2012	393	28,078,470	31,459,650	3,381,180
Sugar No. 11 Futures	ICE Futures U.S., Inc.	2/28/2013	746	17,042,102	17,061,318	19,216
Topix Index Futures	Tokyo Stock Exchange	12/14/2012	1,308	121,720,656	123,190,671	1,470,015
U.S. Treasury Note 10 Year Futures	Chicago Board of Trade	12/19/2012	5,786	767,967,634	772,340,594	4,372,960
United Kingdom Long Gilt Bond Futures	NYSE Euronext Liffe	12/27/2012	2,509	489,266,223	488,695,727	(570,496)

MIST-38

Met Investors Series Trust

AQR Global Risk Balanced Portfolio

Consolidated Schedule of Investments as of September 30, 2012 (Unaudited)

Futures Contracts—(Continued)

Futures Contracts—Long	Exchange	Expiration Date	Number of Contracts	Contract Amount	Valuation as of September 30, 2012	Unrealized Appreciation/ (Depreciation)
WTI Bullet Swap Financial Futures	New York Mercantile Exchange	10/19/2012	3,282	$324,435,073	$302,567,580	$(21,867,493)
Wheat Futures	Chicago Board of Trade	12/14/2012	885	39,550,277	39,935,625	385,348
Zinc Futures	London Metal Exchange	12/19/2012	106	5,018,805	5,556,388	537,583
Zinc Futures 3 Months	London Metal Exchange	10/2/2012	17	795,940	877,306	81,366
Zinc Futures 3 Months	London Metal Exchange	11/1/2012	4	183,419	207,795	24,376
Zinc Futures 3 Months	London Metal Exchange	11/14/2012	6	275,068	312,624	37,556
Zinc Futures 3 Months	London Metal Exchange	11/28/2012	3	139,669	156,736	17,067
Zinc Futures 3 Months	London Metal Exchange	12/7/2012	4	192,500	209,279	16,779
Zinc Futures 3 Months	London Metal Exchange	12/27/2012	9	469,357	471,591	2,234

Net Unrealized Depreciation						$(26,391,103)

Futures Contracts—Short	Exchange	Expiration Date	Number of Contracts	Contract Amount	Valuation as of September 30, 2012	Unrealized Appreciation/ (Depreciation)
Aluminum Futures 3 Months	London Metal Exchange	10/2/2012	(60)	$(2,865,102)	$(3,127,125)	$(262,023)
Aluminum Futures 3 Months	London Metal Exchange	11/1/2012	(9)	(423,942)	(472,781)	(48,839)
Aluminum Futures 3 Months	London Metal Exchange	11/14/2012	(28)	(1,298,455)	(1,467,060)	(168,605)
Aluminum Futures 3 Months	London Metal Exchange	11/28/2012	(16)	(762,974)	(842,676)	(79,702)
Aluminum Futures 3 Months	London Metal Exchange	12/7/2012	(20)	(1,003,941)	(1,054,910)	(50,969)
Aluminum Futures 3 Months	London Metal Exchange	12/27/2012	(26)	(1,359,723)	(1,372,709)	(12,986)
Copper Futures 3 Months	London Metal Exchange	10/2/2012	(24)	(4,576,301)	(4,926,900)	(350,599)
Copper Futures 3 Months	London Metal Exchange	11/1/2012	(2)	(376,497)	(410,375)	(33,878)
Copper Futures 3 Months	London Metal Exchange	11/14/2012	(11)	(2,041,307)	(2,257,510)	(216,203)
Copper Futures 3 Months	London Metal Exchange	11/28/2012	(8)	(1,517,587)	(1,641,816)	(124,229)
Copper Futures 3 Months	London Metal Exchange	12/7/2012	(10)	(1,983,232)	(2,052,530)	(69,298)
Copper Futures 3 Months	London Metal Exchange	12/27/2012	(10)	(2,041,221)	(2,051,293)	(10,072)
Lead Futures 3 Months	London Metal Exchange	10/2/2012	(12)	(558,024)	(682,275)	(124,251)
Lead Futures 3 Months	London Metal Exchange	11/1/2012	(3)	(143,058)	(170,787)	(27,729)
Lead Futures 3 Months	London Metal Exchange	11/14/2012	(4)	(186,844)	(228,041)	(41,197)
Lead Futures 3 Months	London Metal Exchange	11/28/2012	(3)	(147,145)	(171,149)	(24,004)
Lead Futures 3 Months	London Metal Exchange	12/7/2012	(4)	(208,488)	(228,153)	(19,665)
Lead Futures 3 Months	London Metal Exchange	12/27/2012	(5)	(284,360)	(285,025)	(665)
Nickel Futures 3 Months	London Metal Exchange	10/2/2012	(9)	(902,353)	(995,004)	(92,651)
Nickel Futures 3 Months	London Metal Exchange	11/1/2012	(2)	(189,933)	(221,377)	(31,444)
Nickel Futures 3 Months	London Metal Exchange	11/14/2012	(2)	(186,297)	(185,462)	835
Nickel Futures 3 Months	London Metal Exchange	11/28/2012	(1)	(97,858)	(110,779)	(12,921)
Nickel Futures 3 Months	London Metal Exchange	12/7/2012	(6)	(590,382)	(664,866)	(74,484)
Nickel Futures 3 Months	London Metal Exchange	12/27/2012	(3)	(328,319)	(332,548)	(4,229)
Zinc Futures 3 Months	London Metal Exchange	10/2/2012	(17)	(792,406)	(877,306)	(84,900)
Zinc Futures 3 Months	London Metal Exchange	11/1/2012	(4)	(182,894)	(207,795)	(24,901)
Zinc Futures 3 Months	London Metal Exchange	11/14/2012	(6)	(274,040)	(312,624)	(38,584)
Zinc Futures 3 Months	London Metal Exchange	11/28/2012	(3)	(140,564)	(156,736)	(16,172)
Zinc Futures 3 Months	London Metal Exchange	12/7/2012	(4)	(196,688)	(209,279)	(12,591)
Zinc Futures 3 Months	London Metal Exchange	12/27/2012	(9)	(468,882)	(471,591)	(2,709)

Net Unrealized Depreciation						$(2,059,665)

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts to buy:

Settlement Date	Counterparty	Contracts to Buy		Value at September 30, 2012	In Exchange for U.S.$	Net Unrealized Depreciation
12/19/2012	Royal Bank of Scotland plc	6,440,000	EUR	$8,282,654	$8,323,380	$(40,726)
12/19/2012	Royal Bank of Scotland plc	89,574,000	EUR	115,203,482	116,762,486	(1,559,004)
12/19/2012	Royal Bank of Scotland plc	23,357,000	GBP	37,708,615	37,858,077	(149,462)
12/19/2012	Royal Bank of Scotland plc	32,156,000	RUB	1,017,227	1,033,892	(16,665)

Net Unrealized Depreciation						$(1,765,857)

MIST-39

Met Investors Series Trust

AQR Global Risk Balanced Portfolio

Consolidated Schedule of Investments as of September 30, 2012 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Forward foreign currency exchange contracts to sell:

Settlement Date	Counterparty	Contracts to Deliver		Value at September 30, 2012	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
12/19/2012	Royal Bank of Scotland plc	778,311,000	EUR	$1,001,006,286	$990,423,489	$(10,582,797)
12/19/2012	Royal Bank of Scotland plc	84,268,000	EUR	108,379,295	107,163,026	(1,216,269)
12/19/2012	Royal Bank of Scotland plc	233,037,000	GBP	376,225,647	378,059,421	1,833,774
12/19/2012	Royal Bank of Scotland plc	24,119,000	GBP	38,938,823	38,444,118	(494,705)
12/19/2012	Royal Bank of Scotland plc	452,983,000	RUB	14,329,724	14,036,844	(292,880)
12/19/2012	Royal Bank of Scotland plc	45,881,000	RUB	1,451,406	1,400,733	(50,673)

Net Unrealized Depreciation						$(10,803,550)

(EUR)—	Euro
(GBP)—	British Pound
(RUB)—	Russian Rouble

Reverse Repurchase Agreements

Reverse repurchase agreements as of September 30, 2012 were as follows:

Counterparty	Interest Rate	Settlement Date	Maturity Date	Par Value	Net Closing Amount
Barclays Bank plc	0.27%	9/19/2012	10/17/2012	$613,836,000	$613,836,000

Securities pledged as collateral against open reverse repurchase agreements are noted in the Schedule of Investments.

Swap Agreements

Open swap on futures agreements at September 30, 2012 were as follows:

Pay/Receive Floating Rate	Floating Rate Index	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)
Receive	—	10/17/2012	Bank of America Securities LLC	Bovespa Futures	60,165,572	BRL	$(58,479)	$(58,479)
Receive	—	12/6/2012	Bank of America Securities LLC	BUND Futures	82,977,440	EUR	310,404	310,404
Receive	—	12/11/2012	Bank of America Securities LLC	Japanese Government Bond 10 Year Futures	55,852,444,800	JPY	1,195,223	1,195,223
Receive	—	12/17/2012	Bank of America Securities LLC	RTS Index Futures	16,439,924	USD	(942,577)	(942,577)
Receive	—	12/19/2012	Bank of America Securities LLC	U.S. Treasury Note 10 Year Futures	1,365,404,589	USD	6,414,333	6,414,333
Receive	—	12/21/2012	Bank of America Securities LLC	Swiss Market Index Futures	50,356,435	CHF	(260,324)	(260,324)
Receive	—	12/27/2012	Bank of America Securities LLC	United Kingdom 10 Year Gilt Futures	17,474,777	GBP	24,421	24,421

Totals							$6,683,001	$6,683,001

(BRL)—	Brazilian Real
(CHF)—	Swiss Franc
(EUR)—	Euro
(GBP)—	British Pound
(JPY)—	Japanese Yen
(USD)—	United States Dollar

MIST-40

Met Investors Series Trust

AQR Global Risk Balanced Portfolio

Consolidated Schedule of Investments as of September 30, 2012 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2012:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$1,365,669,713	$—	$1,365,669,713
Total Foreign Bonds & Debt Securities*	—	1,353,683,972	—	1,353,683,972
Short-Term Investments
Mutual Funds	2,680,893,377	—	—	2,680,893,377
Repurchase Agreement	—	56,168,919	—	56,168,919
Total Short-Term Investments	2,680,893,377	56,168,919	—	2,737,062,296
Total Investments	$2,680,893,377	$2,775,522,604	$—	$5,456,415,981

Forward Contracts
Forward Foreign Currency Contracts (Unrealized Appreciation)	$—	$1,833,774	$—	$1,833,774
Forward Foreign Currency Contracts (Unrealized Depreciation)	—	(14,403,181)	—	(14,403,181)
Total Forward Contracts	$—	$(12,569,407)	$—	$(12,569,407)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$30,885,264	$—	$—	$30,885,264
Future Contracts (Unrealized Depreciation)	(59,336,032)	—	—	(59,336,032)
Total Futures Contracts	$(28,450,768)	$—	$—	$(28,450,768)
Swap Contracts
Swap Contracts at Value (Assets)	$—	$7,944,381	$—	$7,944,381
Swap Contracts at Value (Liabilities)	—	(1,261,380)	—	(1,261,380)
Total Swap Contracts	$—	$6,683,001	$—	$6,683,001
Total Reverse Repurchase Agreements (Liabilities)	$—	$(613,836,000)	$—	$(613,836,000)

*	See Consolidated Schedule of Investments for additional detailed categorizations.

MIST-41

Met Investors Series Trust

BlackRock Global Tactical Strategies Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Investment Company Securities—79.9% of Net Assets

Security Description	Shares	Value
Energy Select Sector SPDR Fund (a)	1,268,091	$93,179,327
Health Care Select Sector SPDR Fund (a)	3,509,506	140,766,286
Industrial Select Sector SPDR Fund (a)	4,456,639	162,845,589
iShares Barclays 1-3 Year Credit Bond Fund (a) (b)	2,160,544	228,499,133
iShares Barclays Aggregate Bond Fund (a) (b)	4,584,692	515,548,615
iShares iBoxx $ High Yield Corporate Bond Fund (a) (b)	2,996,610	276,796,866
iShares iBoxx $ Investment Grade Corporate Bond Fund (b)	5,030,533	612,568,003
iShares MSCI EAFE Index Fund (b)	22,064,115	1,169,398,095
iShares Russell 2000 Index Fund (a) (b)	1,670,173	139,392,639
iShares S&P 100 Index Fund (a) (b)	1,326,534	88,161,450
Market Vectors Agribusiness ETF (a)	2,905,080	150,454,093
SPDR S&P 500 ETF Trust	3,514,400	505,827,592
Technology Select Sector SPDR Fund ETF (a)	7,594,063	234,124,962
Vanguard Dividend Appreciation ETF	2,804,085	167,347,793
Vanguard MSCI Emerging Markets ETF	3,306,000	138,025,500
Vanguard Total Bond Market ETF	4,574,485	389,517,398

Total Investment Company Securities (Cost $4,816,806,285)		5,012,453,341

Short-Term Investments—25.8%

Mutual Fund—6.2%
State Street Navigator Securities Lending Prime Portfolio (c)	387,961,779	387,961,779

Repurchase Agreement—19.6%

Fixed Income Clearing Corp. Repurchase Agreement dated 09/28/12 at 0.010% to be repurchased at $1,232,708,027 on 10/01/12, collateralized by $275,000,000 Federal Home Loan Mortgage Corp. at 0.500% due 09/25/15 with a value of $275,000,000; $72,080,000 Federal National Mortgage Association 4.375% due 10/15/15 with a value of $82,081,100; $447,020,000 Federal National Mortgage Association at 0.770% due 06/12/15 with a value of $448,137,551; $50,000,000 Federal National Mortgage Association at 0.600% due 07/24/15 with a value of $50,125,000; $50,000,000 U.S. Treasury Note at 1.750% due 07/31/15 with a value of $52,159,800; $110,000 U.S. Treasury Note at 1.250% due 10/31/15 with a value of $113,632; $39,000,000 U.S. Treasury Note at 0.250% due 07/15/15 with a value of $38,951,250; $190,515,000 Federal National Mortgage Association at 0.730% due 05/29/15 with a value of $190,991,288; $79,635,000 Federal National Mortgage Association at 5.000% due 04/15/15 with a value of $90,883,444; $29,000,000 U.S. Treasury Note at 0.250% due 05/15/15 with a value of $28,927,500.

	$1,232,707,000	$1,232,707,000

Total Short-Term Investments (Cost $1,620,668,779)		1,620,668,779

Total Investments—105.7% (Cost $6,437,475,064#)		6,633,122,120
Other assets and liabilities (net)—(5.7)%		(358,260,513)

Net Assets—100.0%		$6,274,861,607

#	As of September 30, 2012, the aggregate cost of investments was $6,437,475,064. The aggregate and net unrealized appreciation of investments was $195,647,056.
(a)	All or a portion of the security was held on loan. As of September 30, 2012, the market value of securities loaned was $377,738,997 and the collateral received consisted of cash in the amount of $387,961,779 and non-cash collateral with a value of $15,629. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Affiliated Issuer.
(c)	Represents investment of cash collateral received from securities lending transactions.
(ETF)—	Exchange-Traded Fund

MIST-42

Met Investors Series Trust

BlackRock Global Tactical Strategies Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Futures Contracts

The futures contracts outstanding as of September 30, 2012 were as follows:

Futures Contracts—Long	Exchange	Expiration Date	Number of Contracts	Contract Amount	Valuation as of September 30, 2012	Unrealized Depreciation
DAX Index Futures	Eurex Deutschland	12/21/2012	516	$121,428,921	$119,993,639	$(1,435,282)

Swap Agreements

Open interest rate swap agreements as of September 30, 2012 were as follows:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	1.945%	2/3/2022	Credit Suisse Group AG	50,000,000	USD	$1,505,560	$—	$1,505,560
Pay	3-Month USD-LIBOR	2.080%	2/27/2022	Deutsche Bank AG	50,000,000	USD	2,069,420	—	2,069,420
Pay	3-Month USD-LIBOR	2.346%	3/19/2022	Deutsche Bank AG	75,000,000	USD	4,866,780	—	4,866,780
Pay	3-Month USD-LIBOR	2.279%	4/11/2022	Deutsche Bank AG	35,000,000	USD	2,042,330	—	2,042,330
Pay	3-Month USD-LIBOR	2.060%	5/4/2022	Credit Suisse Group AG	242,000,000	USD	9,169,211	—	9,169,211
Pay	3-Month USD-LIBOR	2.060%	5/4/2022	Deutsche Bank AG	497,000,000	USD	18,830,982	—	18,830,982
Pay	3-Month USD-LIBOR	1.988%	5/10/2022	Deutsche Bank AG	50,000,000	USD	1,556,290	—	1,556,290
Pay	3-Month USD-LIBOR	1.741%	6/19/2022	UBS AG	50,000,000	USD	361,875	—	361,875
Pay	3-Month USD-LIBOR	1.638%	7/12/2022	Credit Suisse Group AG	50,000,000	USD	(154,560)	—	(154,560)
Pay	3-Month USD-LIBOR	1.630%	7/13/2022	Deutsche Bank AG	50,000,000	USD	(191,100)	—	(191,100)
Pay	3-Month USD-LIBOR	1.596%	7/24/2022	Deutsche Bank AG	50,000,000	USD	(372,530)	—	(372,530)
Pay	3-Month USD-LIBOR	1.592%	8/2/2022	Deutsche Bank AG	200,000,000	USD	(1,641,180)	—	(1,641,180)
Pay	3-Month USD-LIBOR	1.590%	8/2/2022	Deutsche Bank AG	286,000,000	USD	(2,402,686)	—	(2,402,686)
Pay	3-Month USD-LIBOR	1.804%	9/21/2022	Goldman Sachs International	168,000,000	USD	1,636,001	—	1,636,001

Totals							$37,276,393	$—	$37,276,393

Transactions in Securities of Affiliated Issuers

The Portfolio does not invest in the Underlying ETF’s for the purpose of exercising control; however, investments by the Portfolio within its principal investment strategies may represent a significant portion of the Underlying ETF’s net assets. Transactions in the Underlying ETF’s for the period ended September 30, 2012 were as follows:

Underlying ETF	Number of Shares Held at December 31, 2011	Shares Purchased	Shares Sold	Number of Shares Held at September 30, 2012
iShares Barclays 1-3 Year Credit Bond Fund	678,102	1,482,442	—	2,160,544
iShares Barclays Aggregate Bond Fund	2,842,613	2,826,851	(1,084,772)	4,584,692
iShares Dow Jones EPAC Select Dividend Index Fund	496,844	68,098	(564,942)	—
iShares iBoxx $ High Yield Corporate Bond Fund	1,056,847	1,939,763	—	2,996,610
iShares iBoxx $ Investment Grade Corporate Bond Fund	860,011	4,170,522	—	5,030,533
iShares MSCI EAFE Index Fund	7,772,838	17,683,656	(3,392,379)	22,064,115
iShares MSCI Germany Index Fund	1,374,130	2,568,426	(3,942,556)	—
iShares MSCI Japan Index Fund	8,545,718	11,739,179	(20,284,897)	—
iShares Russell 2000 Index Fund	709,762	1,015,290	(54,879)	1,670,173
iShares Russell 3000 Index Fund	1,026,173	62,566	(1,088,739)	—
iShares S&P 100 Index Fund	1,232,942	424,192	(330,600)	1,326,534

MIST-43

Met Investors Series Trust

BlackRock Global Tactical Strategies Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Underlying ETF	Net Realized Gain/(Loss) on Sales of Underlying ETFs	Capital Gain Distributions from Underlying ETFs	Dividend Income from Underlying ETFs	Ending Value as of September 30, 2012
iShares Barclays 1-3 Year Credit Bond Fund	$—	$—	$2,006,225	$228,499,133
iShares Barclays Aggregate Bond Fund	2,792,891	—	5,865,842	515,548,615
iShares Dow Jones EPAC Select Dividend Index Fund	499,582	—	—	—
iShares iBoxx $ High Yield Corporate Bond Fund	—	—	9,022,569	276,796,866
iShares iBoxx $ Investment Grade Corporate Bond Fund	—	—	10,255,353	612,568,003
iShares MSCI EAFE Index Fund	(17,265,474)	—	20,028,764	1,169,398,095
iShares MSCI Germany Index Fund	67,235	—	—	—
iShares MSCI Japan Index Fund	(16,399,846)	—	—	—
iShares Russell 2000 Index Fund	193,877	—	1,603,610	139,392,639
iShares Russell 3000 Index Fund	4,826,365	—	—	—
iShares S&P 100 Index Fund	2,144,811	—	808,032	88,161,450

	$(23,140,559)	$—	$49,590,395	$3,030,364,801

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2012:

Description	Level 1	Level 2	Level 3	Total
Total Investment Company Securities	$5,012,453,341	$—	$—	$5,012,453,341
Short-Term Investments
Mutual Fund	387,961,779	—	—	387,961,779
Repurchase Agreement	—	1,232,707,000	—	1,232,707,000
Total Short-Term Investments	387,961,779	1,232,707,000	—	1,620,668,779
Total Investments	$5,400,415,120	$1,232,707,000	$—	$6,633,122,120

Futures Contracts
Future Contracts (Unrealized Depreciation)	$(1,435,282)	$—	$—	$(1,435,282)
Total Futures Contracts	$(1,435,282)	$—	$—	$(1,435,282)
Swap Contracts
Swap Contracts at Value (Assets)	$—	$42,038,449	$—	$42,038,449
Swap Contracts at Value (Liabilities)	—	(4,762,056)	—	(4,762,056)
Total Swap Contracts	$—	$37,276,393	$—	$37,276,393

*	See Schedule of Investments for additional detailed categorizations.

MIST-44

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Domestic Bonds & Debt Securities—62.8% of Net Assets

Security Description	Par Amount†	Value

Aerospace & Defense—2.0%
Aviation Capital Group Corp. 6.750%, 04/06/21 (144A)	1,070,000	$1,092,512
Huntington Ingalls Industries, Inc. 6.875%, 03/15/18	790,000	860,113
7.125%, 03/15/21 (a)	1,770,000	1,913,812
Kratos Defense & Security Solutions, Inc. 10.000%, 06/01/17	1,916,000	2,078,860
Meccanica Holdings USA, Inc. 6.250%, 07/15/19 (144A)	1,469,000	1,386,426
National Air Cargo Group, Inc. 12.375%, 09/02/15 (b)	3,758,154	3,811,809
Sequa Corp. 11.750%, 12/01/15 (144A)	1,980,000	2,088,900
13.500%, 12/01/15 (144A)	3,955,573	4,212,685

		17,445,117

Airlines—0.9%
American Airlines Pass-Through Trust 8.625%, 04/15/23	4,173,056	4,491,252
Delta Air Lines Pass-Through Trust 9.750%, 06/17/18	277,381	306,506
US Airways Pass-Through Trust 10.875%, 10/22/14	1,475,857	1,512,753
9.125%, 10/01/15	1,400,000	1,421,000

		7,731,511

Auto Components—0.3%
Delphi Corp. 6.125%, 05/15/21	970,000	1,079,125
IDQ Holdings, Inc. 11.500%, 04/01/17 (144A)	1,200,000	1,281,000
Lear Corp. 8.500%, 12/01/13	1,530,000	16,256
5.750%, 08/01/14	1,395,000	14,822

		2,391,203

Automobiles—0.1%
General Motors Financial Co., Inc. 6.750%, 06/01/18	780,000	869,069

Beverages—0.1%
Constellation Brands, Inc. 6.000%, 05/01/22 (a)	885,000	1,011,113

Biotechnology—0.1%
Catalent Pharma Solutions, Inc. 7.875%, 10/15/18 (144A)	660,000	671,550

Building Products—0.5%
Building Materials Corp. of America 7.000%, 02/15/20 (144A) (a)	560,000	610,400
6.750%, 05/01/21 (144A)	1,730,000	1,898,675
USG Corp. 9.750%, 01/15/18	1,870,000	2,028,950

		4,538,025

Capital Markets—0.8%
E*Trade Financial Corp. 12.500%, 11/30/17	2,980,000	$3,400,925
Lehman Brothers Holdings, Inc. 5.375%, 10/17/12 (EUR) (c)	350,000	123,821
4.750%, 01/16/14 (EUR) (c)	2,140,000	757,077
5.750%, 02/05/14 (EUR) (c)	4,500,000	1,564,227
8.800%, 09/22/18 (c)	489,000	127,140
8.800%, 12/31/49 (c)	1,740,000	452,400
Nuveen Investments, Inc. 9.125%, 10/15/17 (144A)	878,000	875,805

		7,301,395

Chemicals—1.5%
Ashland, Inc. 4.750%, 08/15/22 (144A)	915,000	940,163
Celanese U.S. Holdings LLC 6.625%, 10/15/18 (a)	1,040,000	1,144,000
5.875%, 06/15/21	2,838,000	3,182,107
Chemtura Corp. 7.875%, 09/01/18	640,000	699,200
Hexion US Finance Corp. 6.625%, 04/15/20	605,000	618,613
Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC 9.000%, 11/15/20 (a)	1,555,000	1,395,612
Huntsman International LLC 8.625%, 03/15/20 (a)	255,000	289,425
8.625%, 03/15/21 (a)	805,000	925,750
Momentive Performance Materials, Inc. 11.500%, 12/01/16	515,000	293,550
Nexeo Solutions LLC / Nexeo Solutions Finance Corp. 8.375%, 03/01/18	635,000	631,825
PolyOne Corp. 7.375%, 09/15/20	690,000	750,375
Rockwood Specialties Group, Inc. 4.625%, 10/15/20 (a)	2,375,000	2,419,531
TPC Group LLC 8.250%, 10/01/17	75,000	81,375

		13,371,526

Commercial Banks—0.8%
CIT Group, Inc. 5.000%, 05/15/17	1,190,000	1,276,275
5.250%, 03/15/18	980,000	1,055,950
5.500%, 02/15/19 (144A)	1,660,000	1,805,250
5.000%, 08/15/22	1,460,000	1,526,307
6.000%, 04/01/36	1,550,000	1,458,885

		7,122,667

Commercial Services & Supplies—0.9%
ADS Waste Holdings, Inc. 8.250%, 10/01/20 (144A)	538,000	550,105
ARAMARK Corp. 3.945%, 02/01/15 (d)	480,000	480,000
8.500%, 02/01/15	438,000	448,954

MIST-45

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount†	Value

Commercial Services & Supplies—(Continued)
ARAMARK Holdings Corp. 8.625%, 05/01/16 (144A) (e)	715,000	$734,670
Brickman Group Holdings, Inc. 9.125%, 11/01/18 (144A)	79,000	81,370
Casella Waste Systems, Inc. 7.750%, 02/15/19	1,119,000	1,102,215
Clean Harbors, Inc. 5.250%, 08/01/20 (144A)	1,635,000	1,692,225
Covanta Holding Corp. 6.375%, 10/01/22 (a)	810,000	884,663
Mead Products LLC / ACCO Brands Corp. 6.750%, 04/30/20 (144A) (a)	322,000	337,295
Mobile Mini, Inc. 7.875%, 12/01/20	1,135,000	1,237,150
ServiceMaster Co. 8.000%, 02/15/20	585,000	623,025
Tropicana Entertainment LLC / Tropicana Finance Corp. 9.625%, 12/15/14 (b) (c)	70,000	7

		8,171,679

Communications Equipment—0.2%
Avaya, Inc. 9.750%, 11/01/15 (a)	1,580,000	1,410,150

Computers & Peripherals—0.1%
NCR Corp. 5.000%, 07/15/22 (144A)	740,000	751,100

Consumer Finance—0.7%
Ally Financial, Inc. 8.000%, 11/01/31	3,519,000	4,120,749
Credit Acceptance Corp. 9.125%, 02/01/17 (a)	1,210,000	1,340,075
Ford Motor Credit Co. LLC 12.000%, 05/15/15	180,000	224,550
Springleaf Finance Corp. 6.900%, 12/15/17	295,000	252,225

		5,937,599

Containers & Packaging—1.8%
Ball Corp. 6.750%, 09/15/20	540,000	596,700
Berry Plastics Corp. 4.264%, 09/15/14 (d)	910,000	907,725
8.250%, 11/15/15	1,185,000	1,245,731
9.750%, 01/15/21 (a)	845,000	967,525
Greif, Inc. 7.750%, 08/01/19	690,000	800,400
Longview Fibre Paper & Packaging, Inc. 8.000%, 06/01/16 (144A)	950,000	995,125
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu 7.750%, 10/15/16 (EUR)	422,000	562,627
7.125%, 04/15/19	745,000	789,700
9.000%, 04/15/19 (a)	525,000	538,125
7.875%, 08/15/19	1,265,000	1,372,525
9.875%, 08/15/19	2,510,000	2,682,563
5.750%, 10/15/20 (144A) (a)	3,580,000	3,584,475
6.875%, 02/15/21 (a)	295,000	312,700

Containers & Packaging—(Continued)
Tekni-Plex, Inc. 9.750%, 06/01/19 (144A)	410,000	$439,725

		15,795,646

Distributors—0.0%
VWR Funding, Inc. 7.250%, 09/15/17 (144A)	170,000	177,013

Diversified Consumer Services—0.4%
Affinion Group, Inc. 7.875%, 12/15/18	2,220,000	1,825,950
Laureate Education, Inc. 9.250%, 09/01/19 (144A)	1,355,000	1,368,550
Service Corp. International 7.875%, 02/01/13	60,000	60,788

		3,255,288

Diversified Financial Services—1.8%
CNG Holdings, Inc. 9.375%, 05/15/20 (144A)	645,000	665,963
Icahn Enterprises L.P. / Icahn Enterprises Finance Corp. 7.750%, 01/15/16	150,000	157,125
8.000%, 01/15/18	6,145,000	6,621,237
KKR Group Finance Co. LLC 6.375%, 09/29/20 (144A) (a)	2,115,000	2,399,586
Leucadia National Corp. 8.125%, 09/15/15 (a)	1,262,000	1,429,215
Nielsen Finance LLC / Nielsen Finance Co. 11.625%, 02/01/14 (a)	782,000	885,615
7.750%, 10/15/18	2,411,000	2,730,457
Serta Simmons Holdings LLC 8.125%, 10/01/20 (144A)	1,020,000	1,017,450

		15,906,648

Diversified Telecommunication Services—3.2%
Broadview Networks Holdings, Inc. 11.375%, 09/01/12 (a) (c)	1,629,000	1,172,880
Ceridian Corp. 8.875%, 07/15/19 (144A) (a)	3,335,000	3,618,475
Hughes Satellite Systems Corp. 6.500%, 06/15/19 (a)	1,120,000	1,204,000
ITC Deltacom, Inc. 10.500%, 04/01/16	780,000	838,500
Level 3 Communications, Inc. 8.875%, 06/01/19 (144A) (a)	980,000	1,032,675
Level 3 Financing, Inc. 8.125%, 07/01/19	4,821,000	5,146,417
7.000%, 06/01/20 (144A) (a)	1,242,000	1,259,078
8.625%, 07/15/20 (a)	2,670,000	2,893,612
NII Capital Corp. 7.625%, 04/01/21	958,000	766,400
tw telecom holdings, Inc. 5.375%, 10/01/22 (144A)	940,000	962,325
WaveDivision Escrow LLC / WaveDivision Escrow Corp. 8.125%, 09/01/20 (144A)	935,000	965,388

MIST-46

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount†	Value

Diversified Telecommunication Services—(Continued)
Windstream Corp. 7.875%, 11/01/17 (a)	1,305,000	$1,464,862
Zayo Group LLC / Zayo Capital, Inc. 8.125%, 01/01/20	2,830,000	3,105,925
10.125%, 07/01/20	3,800,000	4,218,000

		28,648,537

Electric Utilities—1.3%
Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc. 6.875%, 08/15/17 (144A)	945,000	975,713
10.000%, 12/01/20	7,869,000	8,891,970
11.750%, 03/01/22 (144A) (a)	1,531,000	1,634,342
FPL Energy National Wind Portfolio LLC 6.125%, 03/25/19 (144A)	48,425	38,191

		11,540,216

Electrical Equipment—0.3%
Belden, Inc. 5.500%, 09/01/22 (144A)	1,140,000	1,171,350
General Cable Corp. 5.750%, 10/01/22 (144A)	1,850,000	1,887,000

		3,058,350

Energy Equipment & Services—1.7%
Atwood Oceanics, Inc. 6.500%, 02/01/20	695,000	747,125
Calfrac Holdings L.P. 7.500%, 12/01/20 (144A)	1,495,000	1,487,525
Forbes Energy Services, Ltd. 9.000%, 06/15/19	925,000	901,875
FTS International Services LLC / FTS International Bonds, Inc. 8.125%, 11/15/18 (144A)	3,185,000	3,407,950
GulfMark Offshore, Inc. 6.375%, 03/15/22 (144A)	480,000	499,200
Hornbeck Offshore Services, Inc. 5.875%, 04/01/20	965,000	986,712
Key Energy Services, Inc. 6.750%, 03/01/21 (144A)	875,000	888,125
6.750%, 03/01/21 (a)	1,800,000	1,836,000
Oil States International, Inc. 6.500%, 06/01/19 (a)	2,280,000	2,433,900
SESI LLC 7.125%, 12/15/21	1,925,000	2,136,750

		15,325,162

Food & Staples Retailing—0.1%
Rite Aid Corp. 9.250%, 03/15/20	830,000	854,900

Food Products—0.3%
Darling International, Inc. 8.500%, 12/15/18	260,000	297,375
Del Monte Corp. 7.625%, 02/15/19 (a)	187,000	193,311

Food Products—(Continued)
JBS USA LLC / JBS USA Finance, Inc. 11.625%, 05/01/14	265,000	$298,125
Post Holdings, Inc. 7.375%, 02/15/22 (144A) (a)	695,000	741,913
Smithfield Foods, Inc. 6.625%, 08/15/22 (a)	921,000	957,840

		2,488,564

Gas Utilities—0.6%
Access Midstream Partners LP / ACMP Finance Corp. 5.875%, 04/15/21	2,144,000	2,256,560
Access Midstream Partners LP / ACMP Finance Corp. 6.125%, 07/15/22	1,665,000	1,769,062
Holly Energy Partners L.P. / Holly Energy Finance Corp. 6.500%, 03/01/20 (144A)	480,000	505,200
Targa Resources Partners L.P. / Targa Resources Partners Finance Corp. 6.375%, 08/01/22 (144A)	735,000	782,775

		5,313,597

Health Care Equipment & Supplies—2.0%
Biomet, Inc. 10.000%, 10/15/17	570,000	602,063
6.500%, 08/01/20 (144A) (a)	3,540,000	3,677,175
6.500%, 10/01/20 (144A)	4,025,000	3,964,625
DJO Finance LLC / DJO Finance Corp. 10.875%, 11/15/14	552,000	574,080
8.750%, 03/15/18 (144A) (a)	1,370,000	1,464,187
7.750%, 04/15/18	260,000	238,550
9.875%, 04/15/18 (144A)	930,000	923,025
Fresenius U.S. Finance II, Inc. 9.000%, 07/15/15 (144A)	870,000	1,007,025
Hologic, Inc. 6.250%, 08/01/20 (144A) (a)	3,698,000	3,938,370
Kinetic Concepts, Inc. / KCI USA, Inc. 12.500%, 11/01/19 (144A)	405,000	384,750
PSS World Medical, Inc. 6.375%, 03/01/22	563,000	601,706
Teleflex, Inc. 6.875%, 06/01/19	805,000	869,400

		18,244,956

Health Care Providers & Services—4.9%
CHS/Community Health Systems, Inc. 5.125%, 08/15/18	1,965,000	2,043,600
7.125%, 07/15/20	942,000	1,006,174
DaVita, Inc. 5.750%, 08/15/22	1,997,000	2,086,865
Fresenius Medical Care U.S. Finance II, Inc. 5.875%, 01/31/22 (144A)	515,000	552,338
Fresenius Medical Care U.S. Finance, Inc. 6.875%, 07/15/17	90,000	103,950
6.500%, 09/15/18 (144A)	578,000	654,585

MIST-47

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount†	Value

Health Care Providers & Services—(Continued)
HCA, Inc. 6.500%, 02/15/20	4,490,000	$5,006,350
7.875%, 02/15/20	465,000	524,869
7.250%, 09/15/20	6,175,000	6,946,875
5.875%, 03/15/22	415,000	451,831
IASIS Healthcare LLC / IASIS Capital Corp. 8.375%, 05/15/19	4,328,000	4,154,880
IMS Health, Inc. 12.500%, 03/01/18 (144A)	4,955,000	5,921,225
INC Research LLC 11.500%, 07/15/19 (144A)	1,115,000	1,126,150
inVentiv Health, Inc. 10.000%, 08/15/18 (144A)	90,000	79,650
10.250%, 08/15/18 (144A)	305,000	269,925
Omnicare, Inc. 7.750%, 06/01/20	2,965,000	3,276,325
Symbion, Inc. 8.000%, 06/15/16	950,000	978,500
Tenet Healthcare Corp. 10.000%, 05/01/18 (a)	1,333,000	1,546,280
6.250%, 11/01/18 (a)	965,000	1,068,737
8.875%, 07/01/19	3,527,000	4,003,145
Truven Health Analytics, Inc. 10.625%, 06/01/20 (144A)	1,080,000	1,161,000
Vanguard Health Holding Co. II LLC / Vanguard Holding Co. II, Inc. 7.750%, 02/01/19 (144A)	1,075,000	1,148,906

		44,112,160

Hotels, Restaurants & Leisure—2.4%
Affinity Gaming LLC / Affinity Gaming Finance Corp. 9.000%, 05/15/18 (144A)	670,000	698,475
Caesars Entertainment Operating Co., Inc. 11.250%, 06/01/17	2,515,000	2,716,200
10.000%, 12/15/18 (a)	5,724,000	3,777,840
8.500%, 02/15/20 (144A) (a)	980,000	982,450
Caesars Operating Escrow LLC / Caesars Escrow Corp. 9.000%, 02/15/20 (144A)	4,409,000	4,475,135
Choice Hotels International, Inc. 5.750%, 07/01/22	560,000	613,200
Diamond Resorts Corp. 12.000%, 08/15/18	3,260,000	3,528,950
Eldorado Resorts LLC / Eldorado Capital Corp. 8.625%, 06/15/19 (144A)	380,000	378,100
Fontainebleau Las Vegas Holdings LLC 10.250%, 06/15/15 (144A) (c)	1,425,000	2,672
MGM Resorts International 11.125%, 11/15/17	1,804,000	2,004,695
MTR Gaming Group, Inc. 11.500%, 08/01/19	467,325	494,196
Scientific Games Corp. 8.125%, 09/15/18 (a)	275,000	301,812
Scientific Games International, Inc. 9.250%, 06/15/19 (a)	55,000	61,325

Hotels, Restaurants & Leisure—(Continued)
Waterford Gaming LLC / Waterford Gaming Finance Corp. 8.625%, 09/15/14 (144A)	539,047	$177,886
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 5.375%, 03/15/22 (144A) (a)	1,483,000	1,512,660

		21,725,596

Household Durables—2.3%
Beazer Homes USA, Inc. 6.625%, 04/15/18 (144A) (a)	1,355,000	1,451,544
DR Horton, Inc. 4.375%, 09/15/22 (a)	1,135,000	1,130,744
Jarden Corp. 8.000%, 05/01/16	635,000	681,038
7.500%, 05/01/17 (a)	655,000	753,250
K Hovnanian Enterprises, Inc. 7.250%, 10/15/20 (144A)	2,955,000	3,036,262
Libbey Glass, Inc. 6.875%, 05/15/20 (144A)	910,000	982,800
PulteGroup, Inc. 6.375%, 05/15/33	750,000	701,250
Ryland Group, Inc. (The) 6.625%, 05/01/20 (a)	650,000	708,500
Shea Homes LP / Shea Homes Funding Corp. 8.625%, 05/15/19 (a)	3,820,000	4,278,400
Standard Pacific Corp. 10.750%, 09/15/16 (a)	2,890,000	3,547,475
8.375%, 01/15/21	3,050,000	3,496,062

		20,767,325

Household Products—0.3%
Spectrum Brands, Inc. 9.500%, 06/15/18	300,000	339,750
9.500%, 06/15/18 (144A)	1,715,000	1,942,238

		2,281,988

Independent Power Producers & Energy Traders—1.9%
AES Corp. (The) 7.750%, 10/15/15	835,000	947,725
9.750%, 04/15/16	1,095,000	1,314,000
7.375%, 07/01/21	760,000	870,200
Calpine Corp. 7.250%, 10/15/17 (144A)	1,115,000	1,195,838
7.500%, 02/15/21 (144A) (a)	960,000	1,041,600
7.875%, 01/15/23 (144A) (a)	345,000	382,950
DPL, Inc. 7.250%, 10/15/21 (144A) (a)	2,330,000	2,667,850
Energy Future Holdings Corp. 10.000%, 01/15/20	3,360,000	3,721,200
GenOn REMA LLC 9.237%, 07/02/17	432,338	458,278
Mirant Mid Atlantic Pass-Through Trust 9.125%, 06/30/17	912,005	998,646
NRG Energy, Inc. 7.625%, 01/15/18	1,050,000	1,141,875
6.625%, 03/15/23 (144A)	2,030,000	2,078,212

		16,818,374

MIST-48

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount†	Value

Insurance—0.2%
CNO Financial Group, Inc. 6.375%, 10/01/20 (144A)	560,000	$574,000
Genworth Financial, Inc. 7.625%, 09/24/21 (a)	1,490,000	1,523,200

		2,097,200

Internet Software & Services—0.2%
Equinix, Inc. 7.000%, 07/15/21	870,000	977,663
Travelport LLC 5.043%, 09/01/14 (d)	130,000	96,850
9.875%, 09/01/14	30,000	24,150
9.000%, 03/01/16 (a)	390,000	280,800
11.875%, 09/01/16	1,870,000	715,275
6.362%, 12/01/16 (144A) (a) (d) (e)	144,119	110,251

		2,204,989

IT Services—1.9%
First Data Corp. 7.375%, 06/15/19 (144A)	3,345,000	3,466,256
6.750%, 11/01/20 (144A)	5,255,000	5,248,431
8.250%, 01/15/21 (144A)	1,875,000	1,879,688
12.625%, 01/15/21 (a)	2,562,000	2,667,682
SunGard Data Systems, Inc. 7.375%, 11/15/18	1,420,000	1,530,050
7.625%, 11/15/20 (a)	2,000,000	2,180,000

		16,972,107

Machinery—0.2%
SPX Corp. 6.875%, 09/01/17 (a)	495,000	555,638
Titan International, Inc. 7.875%, 10/01/17	1,510,000	1,608,150

		2,163,788

Media—4.6%
AMC Networks, Inc. 7.750%, 07/15/21	625,000	709,375
Cablevision Systems Corp. 5.875%, 09/15/22	1,505,000	1,505,000
CCO Holdings LLC / CCO Holdings Capital Corp. 6.500%, 04/30/21 (a)	750,000	806,250
5.250%, 09/30/22	3,260,000	3,292,600
Cengage Learning Acquisitions, Inc. 11.500%, 04/15/20 (144A) (a)	2,840,000	3,053,000
Checkout Holding Corp. Zero Coupon, 11/15/15 (144A) (a)	1,640,000	975,800
Cinemark USA, Inc. 8.625%, 06/15/19	655,000	730,325
Clear Channel Communications, Inc. 9.000%, 03/01/21 (a)	1,118,000	1,000,610
Clear Channel Worldwide Holdings, Inc. 9.250%, 12/15/17	9,511,000	10,295,657
7.625%, 03/15/20 (a)	2,248,000	2,203,040
Consolidated Communications Finance Co. 10.875%, 06/01/20 (144A)	725,000	768,500

Media—(Continued)
DISH DBS Corp. 5.875%, 07/15/22 (144A)	2,245,000	$2,312,350
Harron Communications L.P. / Harron Finance Corp. 9.125%, 04/01/20 (144A)	990,000	1,074,150
Interactive Data Corp. 10.250%, 08/01/18	4,715,000	5,304,375
Live Nation Entertainment, Inc. 8.125%, 05/15/18 (144A)	1,505,000	1,625,400
NAI Entertainment Holdings LLC 8.250%, 12/15/17 (144A)	1,620,000	1,814,400
ProQuest LLC 9.000%, 10/15/18 (144A)	1,585,000	1,481,975
Univision Communications, Inc. 6.750%, 09/15/22 (144A)	415,000	417,075
WMG Acquisition Corp. 9.500%, 06/15/16	340,000	371,875
11.500%, 10/01/18	1,290,000	1,457,700

		41,199,457

Metals & Mining—1.0%
Global Brass and Copper, Inc. 9.500%, 06/01/19 (144A)	925,000	1,008,250
Jaguar Holding Co. II / Jaguar Merger Subordinated, Inc. 9.500%, 12/01/19 (144A) (a)	535,000	603,213
Kaiser Aluminum Corp. 8.250%, 06/01/20	690,000	748,650
Steel Dynamics, Inc. 6.375%, 08/15/22 (144A) (a)	750,000	778,125
Tronox Finance LLC 6.375%, 08/15/20 (144A)	5,910,000	5,991,262

		9,129,500

Multiline Retail—0.4%
Dollar General Corp. 4.125%, 07/15/17	562,000	590,100
QVC, Inc. 7.125%, 04/15/17 (144A)	645,000	680,699
7.500%, 10/01/19 (144A)	910,000	1,007,389
7.375%, 10/15/20 (144A)	760,000	845,505
5.125%, 07/02/22 (144A)	810,000	859,454

		3,983,147

Oil, Gas & Consumable Fuels—9.5%
Alpha Natural Resources, Inc. 6.000%, 06/01/19 (a)	750,000	630,000
Aurora USA Oil & Gas, Inc. 9.875%, 02/15/17 (144A)	1,980,000	2,118,600
Berry Petroleum Co. 6.375%, 09/15/22	870,000	920,025
Carrizo Oil & Gas, Inc. 8.625%, 10/15/18	715,000	770,413
7.500%, 09/15/20 (a)	739,000	755,628
Chaparral Energy, Inc. 7.625%, 11/15/22 (144A)	685,000	722,675

MIST-49

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount†	Value

Oil, Gas & Consumable Fuels—(Continued)
Chesapeake Energy Corp. 9.500%, 02/15/15 (a)	225,000	$248,906
7.250%, 12/15/18 (a)	95,000	102,600
6.625%, 08/15/20	1,065,000	1,103,606
6.875%, 11/15/20 (a)	945,000	1,001,700
6.125%, 02/15/21	1,330,000	1,346,625
Coffeyville Resources LLC / Coffeyville Finance, Inc. 9.000%, 04/01/15 (144A)	928,000	995,280
Concho Resources, Inc. 6.500%, 01/15/22	850,000	941,375
5.500%, 10/01/22	1,445,000	1,508,219
CONSOL Energy, Inc. 8.250%, 04/01/20 (a)	3,035,000	3,194,337
Continental Resources, Inc. 7.125%, 04/01/21	675,000	762,750
5.000%, 09/15/22	815,000	853,712
Copano Energy LLC / Copano Energy Finance Corp. 7.125%, 04/01/21	1,105,000	1,160,250
Crosstex Energy L.P. / Crosstex Energy Finance Corp. 8.875%, 02/15/18	495,000	530,578
7.125%, 06/01/22 (144A) (a)	470,000	468,825
Denbury Resources, Inc. 8.250%, 02/15/20	2,535,000	2,870,887
El Paso Corp. 6.700%, 02/15/27	62,930	67,837
Energy XXI Gulf Coast, Inc. 9.250%, 12/15/17	2,080,000	2,345,200
7.750%, 06/15/19 (a)	2,450,000	2,609,250
EP Energy LLC / EP Energy Finance, Inc 6.875%, 05/01/19 (144A)	1,935,000	2,072,869
EP Energy LLC / Everest Acquisition Finance, Inc. 7.750%, 09/01/22 (144A) (a)	650,000	664,625
Hilcorp Energy I L.P. / Hilcorp Finance Co. 8.000%, 02/15/20 (144A)	245,000	273,788
7.625%, 04/15/21 (144A)	3,130,000	3,458,650
Laredo Petroleum, Inc. 9.500%, 02/15/19	1,635,000	1,859,812
7.375%, 05/01/22	965,000	1,047,025
Linn Energy LLC / Linn Energy Finance Corp. 6.500%, 05/15/19 (144A)	250,000	251,250
6.250%, 11/01/19 (144A) (a)	4,556,000	4,538,915
8.625%, 04/15/20	685,000	753,500
7.750%, 02/01/21	410,000	435,625
MarkWest Energy Partners L.P. / MarkWest Energy Finance Corp. 6.250%, 06/15/22	1,605,000	1,733,400
5.500%, 02/15/23 (a)	735,000	771,750
Newfield Exploration Co. 6.875%, 02/01/20 (a)	765,000	843,413
5.750%, 01/30/22	415,000	465,838
5.625%, 07/01/24	3,275,000	3,639,344
Northern Oil and Gas, Inc. 8.000%, 06/01/20 (a)	955,000	988,425

Oil, Gas & Consumable Fuels—(Continued)
Oasis Petroleum, Inc. 7.250%, 02/01/19	815,000	$878,162
6.500%, 11/01/21 (a)	835,000	885,100
6.875%, 01/15/23	660,000	702,900
PBF Holding Co. LLC / PBF Finance Corp. 8.250%, 02/15/20 (144A)	580,000	611,900
Peabody Energy Corp. 6.250%, 11/15/21 (144A) (a)	2,465,000	2,465,000
7.875%, 11/01/26	1,495,000	1,599,650
Pioneer Natural Resources Co. 6.650%, 03/15/17	375,000	445,594
6.875%, 05/01/18	1,315,000	1,598,468
7.500%, 01/15/20	560,000	698,299
7.200%, 01/15/28	1,404,000	1,760,405
Plains Exploration & Production Co. 7.625%, 04/01/20	205,000	219,863
QEP Resources, Inc. 6.875%, 03/01/21	470,000	533,450
5.375%, 10/01/22	1,011,000	1,048,912
5.250%, 05/01/23	530,000	543,250
Range Resources Corp. 8.000%, 05/15/19	1,335,000	1,488,525
5.750%, 06/01/21	2,510,000	2,710,800
5.000%, 08/15/22 (a)	1,388,000	1,466,075
Regency Energy Partners L.P. / Regency Energy Finance Corp. 5.500%, 04/15/23	1,170,000	1,186,087
Sabine Pass LNG L.P. 7.500%, 11/30/16	2,145,000	2,327,325
SandRidge Energy, Inc. 7.500%, 03/15/21 (144A)	875,000	905,625
7.500%, 03/15/21	805,000	833,175
8.125%, 10/15/22 (144A)	705,000	751,706
7.500%, 02/15/23 (144A)	2,000,000	2,065,000
SM Energy Co. 6.625%, 02/15/19	725,000	768,500
6.500%, 11/15/21	1,600,000	1,704,000
6.500%, 01/01/23 (144A)	375,000	394,219
Tesoro Corp. 5.375%, 10/01/22	1,110,000	1,146,075
Tesoro Logistics L.P. / Tesoro Logistics Finance Corp. 5.875%, 10/01/20 (144A)	344,000	353,460
Vanguard Natural Resources LLC / VNR Finance Corp. 7.875%, 04/01/20	830,000	837,263
Whiting Petroleum Corp. 6.500%, 10/01/18	315,000	339,413

		85,095,708

Paper & Forest Products—0.7%
Boise Paper Holdings LLC / Boise Co-Issuer Co. 8.000%, 04/01/20 (a)	1,305,000	1,438,762
Clearwater Paper Corp. 7.125%, 11/01/18 (a)	1,025,000	1,119,813
NewPage Corp. 11.375%, 12/31/14 (a) (c)	4,671,000	2,966,085

MIST-50

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount†	Value

Paper & Forest Products—(Continued)
P.H. Glatfelter Co. 5.375%, 10/15/20 (144A)	680,000	$690,200

		6,214,860

Pharmaceuticals—0.5%
Sky Growth Acquisition Corp. 7.375%, 10/15/20 (144A)	1,150,000	1,160,062
Valeant Pharmaceuticals International, Inc. 6.500%, 07/15/16 (144A) (a)	1,381,000	1,455,229
6.375%, 10/15/20 (144A)	1,590,000	1,625,775
7.250%, 07/15/22 (144A) (a)	330,000	349,388

		4,590,454

Professional Services—0.3%
FTI Consulting, Inc. 6.750%, 10/01/20 (a)	2,450,000	2,627,625

Real Estate Management & Development—1.2%
Crescent Resources LLC / Crescent Ventures, Inc. 10.250%, 08/15/17 (144A)	2,180,000	2,278,100
Realogy Corp. 11.500%, 04/15/17	1,985,000	2,138,837
12.000%, 04/15/17 (a)	350,000	371,000
7.875%, 02/15/19 (144A) (a)	1,345,000	1,418,975
7.625%, 01/15/20 (144A) (a)	2,360,000	2,613,700
9.000%, 01/15/20 (144A)	1,445,000	1,600,338

		10,420,950

Road & Rail—0.3%
Florida East Coast Railway Corp. 8.125%, 02/01/17	1,010,000	1,068,075
Hertz Corp. (The) 6.750%, 04/15/19 (144A)	885,000	938,100
7.375%, 01/15/21	985,000	1,063,800

		3,069,975

Semiconductors & Semiconductor Equipment—0.1%
Spansion LLC 7.875%, 11/15/17	1,330,000	1,323,350

Software—1.0%
Epicor Software Corp. 8.625%, 05/01/19 (a)	1,510,000	1,600,600
Infor US, Inc. 9.375%, 04/01/19 (144A) (a)	3,510,000	3,913,650
Nuance Communications, Inc. 5.375%, 08/15/20 (144A)	1,590,000	1,649,625
Sophia L.P. / Sophia Finance, Inc. 9.750%, 01/15/19 (144A) (a)	1,336,000	1,442,880

		8,606,755

Specialty Retail—1.3%
Asbury Automotive Group, Inc. 7.625%, 03/15/17	880,000	913,000
8.375%, 11/15/20	1,005,000	1,113,037

Specialty Retail—(Continued)
Claire’s Stores, Inc. 9.000%, 03/15/19 (144A)	1,015,000	$1,058,138
Limited Brands, Inc. 5.625%, 02/15/22 (a)	1,640,000	1,775,300
Michaels Stores, Inc. 7.750%, 11/01/18 (144A) (a)	585,000	628,875
Party City Holdings, Inc. 8.875%, 08/01/20 (144A) (a)	1,130,000	1,209,100
Penske Automotive Group, Inc. 5.750%, 10/01/22 (144A)	1,390,000	1,431,700
Sally Holdings LLC / Sally Capital, Inc. 6.875%, 11/15/19 (a)	970,000	1,083,975
5.750%, 06/01/22 (a)	1,123,000	1,201,610
Sonic Automotive, Inc. 9.000%, 03/15/18	740,000	812,150

		11,226,885

Textiles, Apparel & Luxury Goods—0.4%
Levi Strauss & Co. 7.750%, 05/15/18 (EUR)	278,000	380,464
6.875%, 05/01/22	850,000	890,375
PVH Corp. 7.375%, 05/15/20	585,000	663,975
7.750%, 11/15/23	1,510,000	1,757,533

		3,692,347

Trading Companies & Distributors—2.4%
Air Lease Corp. 4.500%, 01/15/16 (144A) (a)	1,850,000	1,859,250
Ashtead Capital, Inc. 6.500%, 07/15/22 (144A)	1,480,000	1,559,550
H&E Equipment Services, Inc. 7.000%, 09/01/22 (144A)	1,015,000	1,058,138
HD Supply, Inc. 8.125%, 04/15/19 (144A)	3,365,000	3,659,437
11.000%, 04/15/20 (144A) (a)	3,675,000	4,088,437
Interline Brands, Inc. 7.500%, 11/15/18	840,000	913,500
UR Merger Sub Corp. 5.750%, 07/15/18 (144A)	783,000	829,001
7.375%, 05/15/20 (144A)	855,000	921,263
8.250%, 02/01/21	3,230,000	3,561,075
7.625%, 04/15/22 (144A)	2,337,000	2,564,858

		21,014,509

Wireless Telecommunication Services—2.3%
Cricket Communications, Inc. 7.750%, 05/15/16	1,560,000	1,653,600
7.750%, 10/15/20 (a)	655,000	641,900
MetroPCS Wireless, Inc. 6.625%, 11/15/20 (a)	2,580,000	2,712,225
SBA Telecommunications, Inc. 5.750%, 07/15/20 (144A) (a)	869,000	915,709
Sprint Capital Corp. 6.875%, 11/15/28	4,165,000	3,852,625

MIST-51

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount†	Value

Wireless Telecommunication Services—(Continued)
Sprint Nextel Corp. 9.000%, 11/15/18 (144A) (a)	5,965,000	$7,172,912
7.000%, 03/01/20 (144A) (a)	3,340,000	3,749,150

		20,698,121

Total Domestic Bonds & Debt Securities (Cost $541,333,584)		561,369,751

Foreign Bonds & Debt Securities—18.4%

Aerospace & Defense—0.2%
Aguila 3 S.A. 7.875%, 01/31/18 (144A)	1,456,000	1,536,080

Automobiles—0.3%
Jaguar Land Rover plc 8.250%, 03/15/20 (GBP)	1,475,000	2,566,421

Beverages—0.1%
Refresco Group B.V. 7.375%, 05/15/18 (EUR)	551,000	681,510

Capital Markets—0.8%
Bakkavor Finance 2 plc 8.250%, 02/15/18 (GBP)	1,058,000	1,537,612
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust 6.500%, 05/30/21 (144A)	1,745,000	1,784,753
5.125%, 11/30/24 (144A) (a)	2,430,000	2,527,200
OTE plc 5.000%, 08/05/13 (EUR)	602,000	704,053
7.250%, 02/12/15 (EUR) (g)	171,000	169,203

		6,722,821

Chemicals—1.7%
Basell Finance Co. B.V. 8.100%, 03/15/27 (144A)	1,505,000	2,046,800
Ineos Finance plc 8.375%, 02/15/19 (144A) (a)	1,025,000	1,082,656
7.500%, 05/01/20 (144A) (a)	1,255,000	1,280,100
LyondellBasell Industries N.V. 5.750%, 04/15/24 (a)	5,125,000	5,855,313
Nova Chemicals Corp. 8.625%, 11/01/19	2,205,000	2,513,700
Nufarm Australia, Ltd. 6.375%, 10/15/19 (144A)	705,000	713,026
Orion Engineered Carbons Bondco GmbH 10.000%, 06/15/18 (EUR)	937,800	1,316,593

		14,808,188

Commercial Banks—0.0%
ATF Bank JSC 9.250%, 02/21/14 (144A)	100,000	101,500
Glitnir Banki HF 6.375%, 09/25/12 (144A) (b) (c)	1,835,000	0

		101,500

Commercial Services & Supplies—0.4%
Eco-Bat Finance plc 7.750%, 02/15/17 (EUR)	1,139,000	$1,478,308
Techem GmbH 6.125%, 10/01/19 (EUR)	755,000	996,893
6.125%, 10/01/19 (144A) (EUR)	107,000	141,282
Verisure Holding AB 8.750%, 09/01/18 (EUR)	665,000	884,468
8.750%, 12/01/18 (EUR)	296,000	349,945

		3,850,896

Construction & Engineering—0.1%
Boart Longyear Management Pty, Ltd. 7.000%, 04/01/21 (144A)	700,000	721,875

Construction Materials—0.2%
Buzzi Unicem S.p.A. 6.250%, 09/28/18 (EUR)	438,000	564,259
Xefin Lux SCA 8.000%, 06/01/18 (144A) (EUR)	700,000	890,539
8.000%, 06/01/18 (EUR)	563,000	716,248

		2,171,046

Containers & Packaging—1.1%
Ardagh Packaging Finance plc 7.375%, 10/15/17 (144A) (EUR)	781,000	1,066,350
7.375%, 10/15/17 (EUR)	100,000	136,537
9.125%, 10/15/20 (144A) (a)	824,000	877,560
9.250%, 10/15/20 (144A) (EUR)	483,000	637,748
Ardagh Packaging Finance plc / Ardagh MP Holdings USA, Inc. 7.375%, 10/15/17 (144A)	380,000	408,975
7.375%, 10/15/17 (EUR)	400,000	546,146
9.125%, 10/15/20 (144A)	1,235,000	1,309,100
Cascades, Inc. 7.750%, 12/15/17 (a)	700,000	736,750
Crown European Holdings S.A. 7.125%, 08/15/18 (144A) (EUR)	568,000	797,425
7.125%, 08/15/18 (EUR)	515,000	723,017
GCL Holdings SCA 9.375%, 04/15/18 (144A) (EUR)	943,000	1,229,979
Greif Luxembourg Finance SCA 7.375%, 07/15/21 (144A) (EUR)	330,000	461,172
OI European Group B.V. 6.875%, 03/31/17 (EUR)	395,000	522,822

		9,453,581

Diversified Financial Services—1.4%
Beverage Packaging Holdings Luxembourg II S.A. 8.000%, 12/15/16 (EUR)	3,157,000	4,011,262
Eksportfinans ASA 0.661%, 04/05/13 (a) (d)	269,000	264,808
Gala Group Finance plc 8.875%, 09/01/18 (GBP)	1,246,000	1,921,498
Telenet Finance III Luxembourg SCA 6.625%, 02/15/21 (EUR)	110,000	145,419

MIST-52

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Foreign Bonds & Debt Securities—(Continued)

Security Description	Par Amount†	Value

Diversified Financial Services—(Continued)
Telenet Finance V Luxembourg SCA 6.250%, 08/15/22 (EUR)	810,000	$1,051,299
6.750%, 08/15/24 (EUR)	1,103,000	1,431,584
UPCB Finance II, Ltd. 6.375%, 07/01/20 (144A) (EUR)	2,103,000	2,790,290
6.375%, 07/01/20 (EUR)	820,000	1,087,987

		12,704,147

Diversified Telecommunication Services—0.8%
Intelsat Jackson Holdings S.A. 7.250%, 10/15/20 (144A)	1,760,000	1,900,800
6.625%, 12/15/22 (144A)	546,000	545,317
Intelsat Luxembourg S.A. 11.500%, 02/04/17 (e)	3,185,000	3,388,044
Sunrise Communications International S.A. 7.000%, 12/31/17 (EUR)	160,000	219,692
7.000%, 12/31/17 (144A) (EUR)	490,000	672,807
Telefonica Emisiones S.A. Unipersonal 4.797%, 02/21/18 (EUR)	200,000	256,707
4.693%, 11/11/19 (EUR)	100,000	125,341
Ziggo Finance B.V. 6.125%, 11/15/17 (144A) (EUR)	172,000	235,948

		7,344,656

Electric Utilities—0.5%
Tokyo Electric Power Co., Inc. 4.500%, 03/24/14 (EUR)	3,450,000	4,444,807

Energy Equipment & Services—1.8%
Cie Generale de Geophysique - Veritas 7.750%, 05/15/17	2,035,000	2,117,672
6.500%, 06/01/21	1,410,000	1,459,350
Drill Rigs Holdings, Inc. 6.500%, 10/01/17 (144A) (a)	975,000	971,344
Offshore Group Investments, Ltd. 11.500%, 08/01/15	3,005,000	3,335,550
Petroleum Geo-Services ASA 7.375%, 12/15/18 (144A)	1,050,000	1,126,125
Precision Drilling Corp. 6.625%, 11/15/20	235,000	251,450
6.500%, 12/15/21	1,210,000	1,297,725
Seadrill, Ltd. 5.625%, 09/15/17 (144A) (a)	5,585,000	5,633,868

		16,193,084

Health Care Equipment & Supplies—0.1%
ConvaTec Healthcare E S.A. 7.375%, 12/15/17 (144A) (EUR)	694,000	958,711

Health Care Providers & Services—0.4%
Ontex IV S.A. 7.500%, 04/15/18 (144A) (EUR)	530,000	691,292
7.500%, 04/15/18 (EUR)	232,000	302,604
9.000%, 04/15/19 (EUR)	934,000	1,155,228
Priory Group No. 3 plc 7.000%, 02/15/18 (144A) (GBP)	1,010,000	1,696,185
7.000%, 02/15/18 (GBP)	111,000	186,412

		4,031,721

Hotels, Restaurants & Leisure—0.3%
Carlson Wagonlit B.V. 6.875%, 06/15/19 (144A)	785,000	$828,175
Cirsa Funding Luxembourg S.A. 8.750%, 05/15/18 (EUR)	768,000	931,404
Enterprise Inns plc 6.500%, 12/06/18 (GBP)	965,000	1,367,392

		3,126,971

IT Services—0.1%
Spie BondCo 3 SCA 11.000%, 08/15/19 (EUR)	931,000	1,256,200

Media—1.9%
CET 21 spol sro 9.000%, 11/01/17 (EUR)	350,000	485,749
Kabel Deutschland Vertrieb und Service GmbH 6.500%, 06/29/18 (144A) (EUR)	955,000	1,306,047
MPL 2 Acquisition Canco, Inc. 9.875%, 08/15/18 (144A)	715,000	643,500
Nara Cable Funding, Ltd. 8.875%, 12/01/18 (EUR)	560,000	658,459
Odeon & UCI Finco plc 9.000%, 08/01/18 (144A) (GBP)	573,000	934,533
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH 8.125%, 12/01/17 (144A)	1,770,000	1,911,600
8.125%, 12/01/17 (144A) (EUR)	287,000	395,548
8.125%, 12/01/17 (EUR)	352,000	485,132
7.500%, 03/15/19 (EUR)	2,298,000	3,218,818
Unitymedia Kabel BW GmbH 9.625%, 12/01/19 (144A) (EUR)	1,505,000	2,132,235
9.625%, 12/01/19 (EUR)	456,000	646,046
9.500%, 03/15/21 (EUR)	1,029,000	1,480,994
UPC Holding B.V. 9.875%, 04/15/18 (144A)	1,140,000	1,259,700
Ziggo Bond Co. B.V. 8.000%, 05/15/18 (144A) (EUR)	886,000	1,249,563

		16,807,924

Metals & Mining—1.9%
ArcelorMittal 9.250%, 02/15/15 (a)	475,000	522,780
4.000%, 03/01/16 (a)	400,000	395,280
FMG Resources (August 2006) Pty, Ltd. 7.000%, 11/01/15 (144A) (a)	635,000	635,000
6.875%, 02/01/18 (144A) (a)	775,000	723,656
6.875%, 04/01/22 (144A) (a)	740,000	679,875
New Gold, Inc. 7.000%, 04/15/20 (144A)	465,000	495,225
New World Resources N.V. 7.875%, 05/01/18 (EUR)	1,345,000	1,702,466
Novelis, Inc. 8.375%, 12/15/17 (a)	2,030,000	2,227,925
8.750%, 12/15/20	6,335,000	7,047,687
Schmolz + Bickenbach Luxembourg S.A. 9.875%, 05/15/19 (EUR)	779,000	838,383
Taseko Mines, Ltd. 7.750%, 04/15/19	1,530,000	1,472,625

		16,740,902

MIST-53

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Foreign Bonds & Debt Securities—(Continued)

Security Description	Par Amount†	Value

Multiline Retail—0.3%
House of Fraser Funding plc 8.875%, 08/15/18 (GBP)	718,000	$1,092,759
8.875%, 08/15/18 (144A) (GBP)	780,000	1,187,120

		2,279,879

Oil, Gas & Consumable Fuels—1.9%
Kodiak Oil & Gas Corp. 8.125%, 12/01/19 (144A)	1,385,000	1,469,831
MEG Energy Corp. 6.500%, 03/15/21 (144A)	3,210,000	3,450,750
6.375%, 01/30/23 (144A)	1,400,000	1,496,250
OGX Austria GmbH 8.500%, 06/01/18 (144A) (a)	5,891,000	5,331,355
8.375%, 04/01/22 (144A) (a)	1,745,000	1,522,513
PetroBakken Energy, Ltd. 8.625%, 02/01/20 (144A)	3,070,000	3,200,475
Trafigura Beheer B.V. 6.375%, 04/08/15 (EUR)	490,000	642,268

		17,113,442

Paper & Forest Products—0.1%
Ainsworth Lumber Co., Ltd. 11.000%, 07/29/15 (144A) (e)	94,872	90,603
Sappi Papier Holding GmbH 7.750%, 07/15/17 (144A) (a)	300,000	322,125
8.375%, 06/15/19 (144A) (a)	425,000	456,343
6.625%, 04/15/21 (144A)	240,000	231,600

		1,100,671

Pharmaceuticals—0.1%
Capsugel FinanceCo SCA 9.875%, 08/01/19 (EUR)	195,000	280,655
9.875%, 08/01/19 (144A) (EUR)	500,000	719,628

		1,000,283

Road & Rail—0.6%
Gategroup Finance Luxembourg S.A. 6.750%, 03/01/19 (EUR)	670,000	882,508
Hertz Holdings Netherlands B.V. 8.500%, 07/31/15 (EUR)	370,000	511,129
8.500%, 07/31/15 (144A) (EUR)	2,750,000	3,798,928

		5,192,565

Specialty Retail—0.2%
EC Finance plc 9.750%, 08/01/17 (EUR)	1,348,000	1,823,190

Trading Companies & Distributors—0.2%
Aircastle, Ltd. 6.750%, 04/15/17	1,290,000	1,396,425

Wireless Telecommunication Services—0.9%
Digicel Ltd. 8.250%, 09/30/20 (144A) (a)	3,595,000	3,792,725
8.250%, 09/01/17 (144A) (a)	2,140,000	2,332,600
Security Description	Par/Principal Amount†	Value

Wireless Telecommunication Services—(Continued)
Phones4u Finance plc 9.500%, 04/01/18 (GBP)	100,000	$162,489
9.500%, 04/01/18 (144A) (GBP)	965,000	1,568,021

		7,855,835

Total Foreign Bonds & Debt Securities (Cost $162,381,397)		163,985,331

Loan Participations—13.6%

Air Freight & Logistics—0.1%
Evergreen Acquisition Co., L.P. Term Loan 6.250%, 07/09/19 (d)	513,713	519,091

Auto Components—0.3%
Schaeffler AG Term Loan 0.000%, 01/27/15 (EUR) (d) (h)	1,165,000	1,463,398
6.000%, 01/27/17 (d)	1,205,000	1,220,822

		2,684,220

Capital Markets—1.3%
Alliance Boots Holdings, Ltd. Term Loan 3.509%, 07/09/15 (GBP) (d)	1,170,000	1,808,547
American Capital Holdings, Inc. Term Loan 5.500%, 07/19/16 (d)	2,905,000	2,919,525
Nuveen Investments, Inc. Incremental Term Loan 7.250%, 05/13/17 (d)	980,000	989,496
Residential Capital LLC Term Loan 5.000%, 11/18/13 (d)	3,890,000	3,915,285
RFC Borrower LLC Term Loan 6.750%, 11/18/13 (d)	565,000	574,712
Samson Investment Co. Second Lien Term Loan 0.000%, 09/13/18 (d) (h)	725,000	730,590
Stockbridge SBE Holdings LLC Term Loan 13.000%, 05/02/17 (d)	580,000	580,000

		11,518,155

Chemicals—0.8%
Ascend Performance Materials LLC Term Loan 6.750%, 04/10/18 (d)	3,402,900	3,402,900
Ineos U.S. Finance LLC Term Loan 6.500%, 05/04/18 (d)	3,562,100	3,604,400

		7,007,300

Commercial Services & Supplies—0.2%
ADS Waste Holdings, Inc. Term Loan 0.000%, 09/11/19 (d) (h)	1,405,000	1,415,102

MIST-54

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Loan Participations—(Continued)

Security Description	Principal Amount†	Value

Commercial Services & Supplies—(Continued)
ServiceMaster Co. Delayed Draw Term Loan 2.720%, 07/24/14 (d)	44,073	$44,030
Term Loan 2.730%, 07/24/14 (d)	442,580	442,151

		1,901,283

Communications Equipment—0.0%
Avaya, Inc. Term Loan 3.177%, 10/24/14 (d)	276,339	269,035

Diversified Consumer Services—0.0%
Affinion Group, Inc. Term Loan 5.000%, 07/16/15 (d)	133,352	122,535

Diversified Telecommunication Services—2.0%
Intelsat Jackson Holdings S.A. Term Loan 5.250%, 04/02/18 (d)	5,902,806	5,924,351
Level 3 Financing, Inc. Term Loan 5.750%, 08/31/18 (d)	3,000,000	3,008,115
0.000%, 08/01/19 (d) (h)	3,000,000	3,000,000
Zayo Group LLC Term Loan 7.125%, 07/02/19 (d)	6,219,413	6,291,993

		18,224,459

Food Products—0.1%
Pierre Foods, Inc. Second Lien Term Loan 11.250%, 09/29/17 (d)	670,000	676,030

Health Care Equipment & Supplies—0.2%
Bausch & Lomb, Inc. Term Loan 5.250%, 05/17/19 (d)	1,476,300	1,495,064

Health Care Providers & Services—0.5%
Emergency Medical Services Corp. Term Loan 5.250%, 05/25/18 (d)	322,562	325,183
Harden Healthcare LLC Term Loan 7.750%, 03/02/15 (b) (d)	1,566,389	1,517,987
8.500%, 03/02/15 (b) (d)	567,007	555,667
LHP Hospital Group, Inc. Term Loan 9.000%, 07/03/18 (d)	847,875	858,473
Truven Health Analytics, Inc. Term Loan 6.750%, 06/06/19 (d)	1,142,138	1,153,919

		4,411,229

Hotels, Restaurants & Leisure—1.7%
Caesars Entertainment Operating Co., Inc Extended Term Loan 5.467%, 01/26/18 (d)	635,000	$578,647
Term Loan 3.217%, 01/28/15 (d)	7,062,748	6,864,744
9.500%, 10/31/16 (d)	1,468,673	1,512,212
OSI Restaurant Partners LLC Revolving Term Loan 2.496%, 06/14/13 (d)	27,818	27,715
Term Loan 2.500%, 06/14/14 (d)	279,449	278,419
Station Casinos, Inc. Term Loan 0.000%, 09/07/19 (d) (h)	3,235,000	3,247,633
Volume Services America, Inc. Term Loan 10.501%, 09/16/16 (d)	2,947,500	2,958,553

		15,467,923

Independent Power Producers & Energy Traders—1.4%
Dynegy Midwest Generation LLC Term Loan 9.250%, 08/04/16 (d)	4,267,560	4,483,626
Dynegy Power LLC Term Loan 9.250%, 08/04/16 (d)	7,810,440	8,223,261

		12,706,887

Internet Software & Services—0.0%
Travelport Holdings, Ltd. Extended Term Loan 6.442%, 12/01/16 (d)	66,330	21,060
13.942%, 12/01/16 (d)	213,848	23,256

		44,316

IT Services—0.2%
First Data Corp. Extended Term Loan 4.217%, 03/23/18 (d)	1,925,000	1,836,363

Leisure Equipment & Products—0.2%
Eastman Kodak Co. Term Loan 8.500%, 07/19/13 (d)	1,996,637	1,970,851

Machinery—0.3%
Navistar International Corp. Term Loan
7.000%, 08/17/17 (d)	415,463	420,965
Rexnord LLC Term Loan
5.000%, 04/02/18 (d)	1,806,350	1,821,027

		2,241,992

MIST-55

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Loan Participations—(Continued)

Security Description	Principal Amount†	Value

Media—1.5%
Cengage Learning Acquisitions, Inc. Term Loan
2.470%, 07/03/14 (d)	297,650	$284,816
Clear Channel Communications, Inc. Term Loan
3.866%, 01/28/16 (d)	7,092,771	5,806,943
EMI Music Publishing Ltd. Term Loan
5.500%, 06/29/18 (d)	1,311,713	1,329,421
HEMA Holding B.V. Mezzanine Term Loan
8.622%, 07/05/17 (EUR) (d)	1,738,822	1,962,615
Interactive Data Corp. Term Loan
4.500%, 02/12/18 (d)	1,241,864	1,251,308
Newsday LLC Term Loan
10.500%, 08/01/13 (d)	3,140,000	3,158,322

		13,793,425

Metals & Mining—0.2%
Constellium Holdco B.V. Term Loan
9.250%, 05/25/18 (d)	1,346,625	1,333,159

Oil, Gas & Consumable Fuels—0.4%
Chesapeake Energy Corp. Term Loan
8.500%, 12/01/17 (d)	3,695,000	3,710,962

Paper & Forest Products—0.5%
Ainsworth Lumber Co., Ltd. Term Loan
5.250%, 06/26/14 (d)	1,400,000	1,386,000
NewPage Corp. Term Loan
8.000%, 03/07/13 (d)	1,350,000	1,368,988
Verso Paper Holdings LLC Term Loan
6.673%, 02/01/13 (b) (d)	3,038,258	1,671,042

		4,426,030

Real Estate Management & Development—0.4%
Realogy Corp. Extended Letter of Credit
4.464%, 10/10/16 (d)	334,791	331,443
Extended Term Loan 4.478%, 10/10/16 (d)	3,265,466	3,232,811

		3,564,254

Trading Companies & Distributors—0.4%
HD Supply, Inc. Term Loan
7.500%, 10/12/17 (d)	3,445,000	3,564,714

Security Description	Principal Amount†/ Shares	Value

Wireless Telecommunication Services—0.9%
Crown Castle International Corp. Term Loan
4.000%, 01/31/19 (d)	207,181	$207,970
Hawaiian Telcom Communications, Inc. Term Loan
7.000%, 02/28/17 (d)	645,000	655,081
Vodafone Americas Finance, Inc. Term Loan
6.875%, 08/11/15 (d)	4,153,228	4,298,591
6.250%, 07/11/16 (d)	3,093,750	3,202,031

		8,363,673

Total Loan Participations (Cost $118,079,202)		121,852,950

Common Stocks—5.1%

Auto Components—1.0%
Delphi Automotive plc*	300,488	9,315,132

Biotechnology—0.0%
Ironwood Pharmaceuticals, Inc. - Class A* (a)	21,770	278,221

Capital Markets—0.4%
American Capital, Ltd.*	281,558	3,192,868
E*Trade Financial Corp.*	76,199	671,313

		3,864,181

Chemicals—0.2%
ADA-ES, Inc.* (a)	5,601	132,240
CF Industries Holdings, Inc. (a)	3,070	682,277
Huntsman Corp. (a)	43,250	645,722
Zemex Minerals Group, Inc.*	87	0

		1,460,239

Commercial Banks—0.4%
CIT Group, Inc.*	101,025	3,979,375

Communications Equipment—0.1%
Loral Space & Communications, Inc. (a)	6,666	473,953

Diversified Telecommunication Services—0.2%
Level 3 Communications, Inc.* (a)	68,560	1,574,823
Viatel Holding Bermuda, Ltd.*	4	1

		1,574,824

Insurance—0.6%
American International Group, Inc.*	165,591	5,429,729

Machinery—0.1%
Stanley-Martin Communities LLC* (b)	450	588,114

Media—1.8%
Belo Corp. - Class A (a)	61,590	482,250
Cebridge Connections Holdings - Class A* (b)	7,460	164,120
Charter Communications, Inc. - Class A* (a)	182,524	13,702,076

MIST-56

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/Par Amount†	Value

Media—(Continued)
Clear Channel Outdoor Holdings, Inc. - Class A* (a)	31,744	$189,829
DISH Network Corp. - Class A	18,400	563,224
HMH Publishing Co. Ltd.*	26,518	656,324

		15,757,823

Metals & Mining—0.1%
African Minerals, Ltd.*	159,753	734,266

Paper & Forest Products—0.0%
Ainsworth Lumber Co., Ltd. (144A)*	10,657	0
Ainsworth Lumber Co., Ltd.*	9,394	22,646

		22,646

Semiconductors & Semiconductor Equipment—0.2%
NXP Semiconductor N.V.* (a)	16,900	422,669
Spansion, Inc. - Class A* (a)	146,805	1,749,916

		2,172,585

Software—0.0%
Bankruptcy Management Solution, Inc.*	796	203

Total Common Stocks (Cost $38,319,564)		45,651,291

Preferred Stocks—2.0%

Consumer Finance—1.2%
Ally Financial, Inc., Series G, 7.00% (144A)	11,495	10,753,214

Diversified Financial Services—0.8%
GMAC Capital Trust I, Series 2, 8.125%	260,320	6,536,635

Internet Software & Services—0.0%
Travelport Holdings, Ltd.*	26,456	7,342

Road & Rail—0.0%
Marsico Parent Superholdco LLC (144A)* (b)	25	0

Thrifts & Mortgage Finance—0.0%
Federal Home Loan Mortgage Corp., Series Z, 8.375%*	201,964	171,669
Federal National Mortgage Association, Series 0*	70,000	77,000

		248,669

Total Preferred Stocks (Cost $16,545,930)		17,545,860

Convertible Bonds—1.4%

Capital Markets—0.0%
E*Trade Financial Corp.
Zero Coupon, 08/31/19	11,000	9,756
Zero Coupon, 08/31/19 (144A)	76,000	67,402

		77,158

Computers & Peripherals—0.1%
SanDisk Corp. 1.500%, 08/15/17 (a)	720,000	$818,550

Hotels, Restaurants & Leisure—0.4%
MGM Resorts International 4.250%, 04/15/15 (a)	3,770,000	3,927,869

Household Durables—0.1%
K Hovnanian Enterprises, Inc. 6.000%, 12/01/17	710,000	691,185

Metals & Mining—0.5%
Goldcorp, Inc. 2.000%, 08/01/14 (a)	1,865,000	2,257,816
Newmont Mining Corp. 1.250%, 07/15/14 (a)	1,400,000	1,892,625

		4,150,441

Oil, Gas & Consumable Fuels—0.2%
Alpha Appalachia Holdings, Inc. 3.250%, 08/01/15 (a)	2,062,000	1,912,505

Semiconductors & Semiconductor Equipment—0.1%
Micron Technology, Inc. 2.375%, 05/01/32 (144A)	825,000	775,500

Total Convertible Bonds (Cost $12,245,754)		12,353,208

Convertible Preferred Stocks—0.6%

Auto Components—0.5%
Dana Holding Corp. Series B 4.000%, 12/31/49 (144A)	39,430	4,228,867

Diversified Financial Services—0.1%
Citigroup, Inc. 7.500%, 12/15/12	15,000	1,454,700

Total Convertible Preferred Stocks (Cost $6,917,847)		5,683,567

Warrants—0.0%

Containers & Packaging—0.0%
Smurfit Kappa Group plc, expires 10/01/2013* (b)	100	5,237

Media—0.0%
Charter Communications, Inc., expires 11/30/2014*	281	8,402
HMH Publishing Co. Ltd., expires 06/22/2019*	1,601	0

		8,402

MIST-57

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Warrants—(Continued)

Security Description	Shares	Value

Software—0.0%
Bankruptcy Management Solution, Inc., expires 09/29/2017*	531	$0

Total Warrants (Cost $1,007)		13,639

Short-Term Investment—18.4%

Mutual Fund—18.4%
State Street Navigator Securities Lending Prime Portfolio (i)	164,293,165	164,293,165

Total Short-Term Investment (Cost $164,293,165)		164,293,165

Total Investments—122.3% (Cost $1,060,117,450#)		1,092,748,762
Other assets and liabilities (net)—(22.3)%		(198,924,187)

Net Assets—100.0%		$893,824,575

†	Par amount stated in U.S. dollars unless otherwise noted.
#	As of September 30, 2012, the aggregate cost of investments was $1,060,117,450. The aggregate unrealized appreciation and depreciation of investments were $50,324,909 and $(17,693,597), respectively, resulting in net unrealized appreciation of $32,631,312.
*	Non-income producing security.
(a)	All or a portion of the security was held on loan. As of September 30, 2012, the market value of securities loaned was $157,779,333 and the collateral received consisted of cash in the amount of $164,293,165. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2012, these securities represent 0.9% of net assets.
(c)	Security is in default and/or issuer is in bankruptcy.
(d)	Variable or floating rate security. The stated rate represents the rate at September 30, 2012. Maturity date shown for callable securities reflects the earliest possible call date.
(e)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(f)	The rate shown represents the discount rate at the time of purchase by the Portfolio.
(g)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(h)	This loan will settle after September 30, 2012, at which time the interest rate will be determined.
(i)	Represents investment of cash collateral received from securities lending transactions.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2012, the market value of 144A securities was $313,151,265, which is 35.0% of net assets.
(EUR)—	Euro
(GBP)—	British Pound

Futures Contracts

The futures contracts outstanding as of September 30, 2012 were as follows:

Futures Contracts—Short	Exchange	Expiration Date	Number of Contracts	Contract Amount	Valuation as of September 30, 2012	Unrealized Appreciation
S&P 500 E Mini Index Futures	CME Index & Options Market	12/21/2012	(332)	$(24,077,603)	$(23,807,720)	$269,883

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts to buy:

Settlement Date	Counterparty	Contracts to Buy		Value at September 30, 2012	In Exchange for U.S.$	Net Unrealized Appreciation
10/22/2012	Deutsche Bank AG London	2,155,000	EUR	$2,769,824	$2,676,742	$93,082
10/22/2012	UBS AG	570,000	EUR	732,622	716,752	15,870
10/17/2012	Citibank N.A.	197,000	GBP	318,101	311,735	6,366

Net Unrealized Appreciation						$115,318

MIST-58

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Forward foreign currency exchange contracts to sell:

Settlement Date	Counterparty	Contracts to Deliver		Value at September 30, 2012	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
10/22/2012	BNP Paribas S.A.	68,000	EUR	$87,400	$88,822	$1,422
10/22/2012	Barclays Bank plc	595,000	EUR	764,754	770,428	5,674
10/22/2012	Citibank N.A.	45,714,500	EUR	58,756,907	56,045,977	(2,710,930)
10/22/2012	Citibank N.A.	254,000	EUR	326,466	312,229	(14,237)
10/22/2012	Citibank N.A.	213,000	EUR	273,769	263,575	(10,194)
10/22/2012	Credit Suisse London	99,000	EUR	127,245	129,786	2,541
10/22/2012	JPMorgan Chase Bank N.A.	266,000	EUR	341,890	340,608	(1,282)
10/22/2012	JPMorgan Chase Bank N.A.	97,000	EUR	124,674	126,550	1,876
10/22/2012	Royal Bank of Scotland plc	99,000	EUR	127,245	124,446	(2,799)
10/22/2012	Royal Bank of Scotland plc	33,000	EUR	42,415	40,949	(1,466)
10/22/2012	UBS AG	1,415,000	EUR	1,818,701	1,748,123	(70,578)
10/22/2012	UBS AG	1,341,000	EUR	1,723,589	1,655,466	(68,123)
10/22/2012	UBS AG	542,000	EUR	696,633	668,865	(27,768)
10/22/2012	UBS AG	320,000	EUR	411,296	393,356	(17,940)
10/22/2012	UBS AG	148,000	EUR	190,225	194,317	4,092
10/22/2012	UBS AG	134,000	EUR	172,231	167,948	(4,283)
10/22/2012	UBS AG	45,000	EUR	57,838	55,320	(2,518)
10/17/2012	Citibank N.A.	275,000	GBP	444,050	430,861	(13,189)
10/17/2012	UBS AG	9,414,000	GBP	15,201,037	14,614,237	(586,800)
10/17/2012	UBS AG	210,000	GBP	339,093	335,976	(3,117)
10/17/2012	UBS AG	120,000	GBP	193,767	187,293	(6,474)
10/17/2012	UBS AG	100,000	GBP	161,473	159,310	(2,163)
10/17/2012	UBS AG	84,000	GBP	135,637	133,339	(2,298)
10/17/2012	UBS AG	75,000	GBP	121,105	116,347	(4,758)

Net Unrealized Depreciation						$(3,535,312)

(EUR)—	Euro
(GBP)—	British Pound

Swap Agreements

Open credit default swap agreements at September 30, 2012 were as follows:

Credit Default Swaps on corporate issues—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2012(b)	Notional Amount(c)		Market Value	Upfront Premium Paid	Unrealized Depreciation
K. Hovnanian Enterprises, Inc. 8.625%, due 01/15/2017	(5.000%)	9/20/2017	Credit Suisse International	9.468%	303,000	USD	$46,539	$29,542	$16,997
K. Hovnanian Enterprises, Inc. 8.625%, due 01/15/2017	(5.000%)	9/20/2017	Deutsche Bank AG	9.468%	123,000	USD	18,892	11,839	7,053
MGM Resorts International 7.625%, due 01/15/2017	(5.000%)	6/20/2015	Deutsche Bank AG	3.648%	255,000	USD	(9,031)	22,950	(31,981)
MGM Resorts International 7.625%, due 01/15/2017	(5.000%)	6/20/2015	Deutsche Bank AG	3.648%	270,000	USD	(9,562)	15,525	(25,087)
MGM Resorts International 7.625%, due 01/15/2017	(5.000%)	6/20/2015	Deutsche Bank AG	3.648%	275,000	USD	(9,739)	13,750	(23,489)
MGM Resorts International 7.625%, due 01/15/2017	(5.000%)	6/20/2015	Deutsche Bank AG	3.648%	310,000	USD	(10,979)	24,800	(35,779)
MGM Resorts International 7.625%, due 01/15/2017	(5.000%)	6/20/2015	Deutsche Bank AG	3.648%	515,000	USD	(18,239)	38,625	(56,864)

Totals							$7,881	$157,031	$(149,150)

MIST-59

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Credit Default Swaps on corporate and sovereign issues—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2012(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation
CCO Holdings LLC/CCO Holdings Capital Corp. 7.25%, due 10/30/2017	8.000%	6/20/2017	Deutsche Bank AG	3.154%	1,500,000	USD	$165,425	$—	$165,425
CIT Group, Inc. 6.625%, due 04/01/2018	5.000%	9/20/2015	Deutsche Bank AG	0.000%	3,600,000	USD	257,501	(283,500)	541,001

Totals							$422,926	$(283,500)	$706,426

(a)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.
(d)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2012:

Description	Level 1	Level 2	Level 3	Total
Domestic Bonds & Debt Securities
Aerospace & Defense	$—	$13,633,308	$3,811,809	$17,445,117
Airlines	—	7,731,511	—	7,731,511
Auto Components	—	2,391,203	—	2,391,203
Automobiles	—	869,069	—	869,069
Beverages	—	1,011,113	—	1,011,113
Biotechnology	—	671,550	—	671,550
Building Products	—	4,538,025	—	4,538,025
Capital Markets	—	7,301,395	—	7,301,395
Chemicals	—	13,371,526	—	13,371,526

MIST-60

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Commercial Banks	$—	$7,122,667	$—	$7,122,667
Commercial Services & Supplies	—	8,171,672	7	8,171,679
Communications Equipment	—	1,410,150	—	1,410,150
Computers & Peripherals	—	751,100	—	751,100
Consumer Finance	—	5,937,599	—	5,937,599
Containers & Packaging	—	15,795,646	—	15,795,646
Distributors	—	177,013	—	177,013
Diversified Consumer Services	—	3,255,288	—	3,255,288
Diversified Financial Services	—	15,906,648	—	15,906,648
Diversified Telecommunication Services	—	28,648,537	—	28,648,537
Electric Utilities	—	11,540,216	—	11,540,216
Electrical Equipment	—	3,058,350	—	3,058,350
Energy Equipment & Services	—	15,325,162	—	15,325,162
Food & Staples Retailing	—	854,900	—	854,900
Food Products	—	2,488,564	—	2,488,564
Gas Utilities	—	5,313,597	—	5,313,597
Health Care Equipment & Supplies	—	18,244,956	—	18,244,956
Health Care Providers & Services	—	44,112,160	—	44,112,160
Hotels, Restaurants & Leisure	—	21,725,596	—	21,725,596
Household Durables	—	20,767,325	—	20,767,325
Household Products	—	2,281,988	—	2,281,988
Independent Power Producers & Energy Traders	—	16,818,374	—	16,818,374
Insurance	—	2,097,200	—	2,097,200
Internet Software & Services	—	2,204,989	—	2,204,989
IT Services	—	16,972,107	—	16,972,107
Machinery	—	2,163,788	—	2,163,788
Media	—	41,199,457	—	41,199,457
Metals & Mining	—	9,129,500	—	9,129,500
Multiline Retail	—	3,983,147	—	3,983,147
Oil, Gas & Consumable Fuels	—	85,095,708	—	85,095,708
Paper & Forest Products	—	6,214,860	—	6,214,860
Pharmaceuticals	—	4,590,454	—	4,590,454
Professional Services	—	2,627,625	—	2,627,625
Real Estate Management & Development	—	10,420,950	—	10,420,950
Road & Rail	—	3,069,975	—	3,069,975
Semiconductors & Semiconductor Equipment	—	1,323,350	—	1,323,350
Software	—	8,606,755	—	8,606,755
Specialty Retail	—	11,226,885	—	11,226,885
Textiles, Apparel & Luxury Goods	—	3,692,347	—	3,692,347
Trading Companies & Distributors	—	21,014,509	—	21,014,509
Wireless Telecommunication Services	—	20,698,121	—	20,698,121
Total Domestic Bonds & Debt Securities	—	557,557,935	3,811,816	561,369,751
Foreign Bonds & Debt Securities
Aerospace & Defense	—	1,536,080	—	1,536,080
Automobiles	—	2,566,421	—	2,566,421
Beverages	—	681,510	—	681,510
Capital Markets	—	6,722,821	—	6,722,821
Chemicals	—	14,808,188	—	14,808,188
Commercial Banks	—	101,500	0	101,500
Commercial Services & Supplies	—	3,850,896	—	3,850,896
Construction & Engineering	—	721,875	—	721,875
Construction Materials	—	2,171,046	—	2,171,046
Containers & Packaging	—	9,453,581	—	9,453,581
Diversified Financial Services	—	12,704,147	—	12,704,147
Diversified Telecommunication Services	—	7,344,656	—	7,344,656
Electric Utilities	—	4,444,807	—	4,444,807
Energy Equipment & Services	—	16,193,084	—	16,193,084
Health Care Equipment & Supplies	—	958,711	—	958,711
Health Care Providers & Services	—	4,031,721	—	4,031,721

MIST-61

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Hotels, Restaurants & Leisure	$—	$3,126,971	$—	$3,126,971
IT Services	—	1,256,200	—	1,256,200
Media	—	16,807,924	—	16,807,924
Metals & Mining	—	16,740,902	—	16,740,902
Multiline Retail	—	2,279,879	—	2,279,879
Oil, Gas & Consumable Fuels	—	17,113,442	—	17,113,442
Paper & Forest Products	—	1,100,671	—	1,100,671
Pharmaceuticals	—	1,000,283	—	1,000,283
Road & Rail	—	5,192,565	—	5,192,565
Specialty Retail	—	1,823,190	—	1,823,190
Trading Companies & Distributors	—	1,396,425	—	1,396,425
Wireless Telecommunication Services	—	7,855,835	—	7,855,835
Total Foreign Bonds & Debt Securities	—	163,985,331	0	163,985,331
Loan Participations
Air Freight & Logistics	—	519,091	—	519,091
Auto Components	—	2,684,220	—	2,684,220
Capital Markets	—	11,518,155	—	11,518,155
Chemicals	—	7,007,300	—	7,007,300
Commercial Services & Supplies	—	1,901,283	—	1,901,283
Communications Equipment	—	269,035	—	269,035
Diversified Consumer Services	—	122,535	—	122,535
Diversified Telecommunication Services	—	18,224,459	—	18,224,459
Food Products	—	676,030	—	676,030
Health Care Equipment & Supplies	—	1,495,064	—	1,495,064
Health Care Providers & Services	—	2,337,575	2,073,654	4,411,229
Hotels, Restaurants & Leisure	—	15,467,923	—	15,467,923
Independent Power Producers & Energy Traders	—	12,706,887	—	12,706,887
Internet Software & Services	—	44,316	—	44,316
IT Services	—	1,836,363	—	1,836,363
Leisure Equipment & Products	—	1,970,851	—	1,970,851
Machinery	—	2,241,992	—	2,241,992
Media	—	13,793,425	—	13,793,425
Metals & Mining	—	1,333,159	—	1,333,159
Oil, Gas & Consumable Fuels	—	3,710,962	—	3,710,962
Paper & Forest Products	—	2,754,988	1,671,042	4,426,030
Real Estate Management & Development	—	3,564,254	—	3,564,254
Trading Companies & Distributors	—	3,564,714	—	3,564,714
Wireless Telecommunication Services	—	8,363,673	—	8,363,673
Total Loan Participations	—	118,108,254	3,744,696	121,852,950
Common Stocks
Auto Components	9,315,132	—	—	9,315,132
Biotechnology	278,221	—	—	278,221
Capital Markets	3,864,181	—	—	3,864,181
Chemicals	1,460,239	—	0	1,460,239
Commercial Banks	3,979,375	—	—	3,979,375
Communications Equipment	473,953	—	—	473,953
Diversified Telecommunication Services	1,574,823	1	—	1,574,824
Insurance	5,429,729	—	—	5,429,729
Machinery	—	—	588,114	588,114
Media	14,937,379	656,324	164,120	15,757,823
Metals & Mining	—	734,266	—	734,266
Paper & Forest Products	22,646	—	0	22,646
Semiconductors & Semiconductor Equipment	2,172,585	—	—	2,172,585
Software	—	203	—	203
Total Common Stocks	43,508,263	1,390,794	752,234	45,651,291

MIST-62

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Preferred Stocks
Consumer Finance	$—	$10,753,214	$—	$10,753,214
Diversified Financial Services	6,536,635	—	—	6,536,635
Internet Software & Services	—	7,342	—	7,342
Road & Rail	—	—	0	0
Thrifts & Mortgage Finance	248,669	—	—	248,669
Total Preferred Stocks	6,785,304	10,760,556	0	17,545,860
Total Convertible Bonds*	—	12,353,208	—	12,353,208
Convertible Preferred Stocks
Auto Components	—	4,228,867	—	4,228,867
Diversified Financial Services	1,454,700	—	—	1,454,700
Total Convertible Preferred Stocks	1,454,700	4,228,867	—	5,683,567
Warrants
Containers & Packaging	—	5,237	—	5,237
Media	8,402	—	0	8,402
Software	—	—	0	0
Total Warrants	8,402	5,237	—	13,639
Total Short-Term Investment*	164,293,165	—	—	164,293,165
Total Investments	$216,049,834	$868,390,182	$8,308,746	$1,092,748,762

Forward Contracts
Forward Foreign Currency Contracts (Unrealized Appreciation)	$—	$130,923	$—	$130,923
Forward Foreign Currency Contracts (Unrealized Depreciation)	—	(3,550,917)	—	(3,550,917)
Total Forward Contracts	$—	$(3,419,994)	$—	$(3,419,994)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$269,883	$—	$—	$269,883
Total Futures Contracts	$269,883	$—	$—	$269,883
Swap Contracts
Swap Contracts at Value (Assets)	$—	$488,357	$—	$488,357
Swap Contracts at Value (Liabilities)	—	(57,550)	—	(57,550)
Total Swap Contracts	$—	$430,807	$—	$430,807

*	See Schedule of Investments for additional detailed categorizations.

Common Stocks in the amount of $1,092,012, Preferred Stocks in the amount of $6,928,899, and Convertible Preferred Stocks in the amount of $4,794,075 were transferred from Level 1 to Level 2 due to a decline in market activity. Preferred Stock in the amount of $3,093,211 were transferred from Level 2 to Level 1 due to increased trading activity.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2011	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Purchases	Sales		Transfers in to Level 3	Transfers out of Level 3	Balance as of September 30, 2012	Change in Unrealized Appreciation/ (Depreciation) from investments still held at September 30, 2012
Domestic Bonds & Debt Securities
Aerospace & Defense	$4,251,570	$—	$—	$(44,586)	$—	$(395,175	)(a)	$—	$—	$3,811,809	$(35,239)
Commercial Services & Supplies	7	—	—	—	—	—		—	—	7	—
Hotels, Restaurants & Leisure	330,539	—	—	—	—	—		—	(330,539)	—	—
Metals & Mining	0	43,856	(2,666,781)	2,623,568	—	(643)		—	—	—	—
Foreign Bonds & Debt Securities
Commercial Banks	0	619,438	—	(619,438)	—	—		—	—	0	(619,438)

MIST-63

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Investments in Securities	Balance as of December 31, 2011	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Purchases	Sales		Transfers in to Level 3	Transfers out of Level 3	Balance as of September 30, 2012	Change in Unrealized Appreciation/ (Depreciation) from investments still held at September 30, 2012
Loan Participations
Health Care Providers & Services	$2,480,330	$—	$7,803	$(16,926)	$—	$(397,553	)(a)	$—	$—	$2,073,654	$(17,074)
Paper & Forest Products	0	—	—	2,884	153,837	—		1,514,321	—	1,671,042	2,884
Common Stocks
Chemicals	0	—	—	—	—	—		—	—	0	—
Hotels, Restaurants & Leisure	1	—	(62,687)	62,686	—	0		—	—	—	—
Machinery	385,785	—	—	202,329	—	—		—	—	588,114	202,329
Media	262,876	—	—	(98,756)	—	—		—	—	164,120	126,522
Paper & Forest Products	0	—	—	—	—	—		—	—	0	—
Preferred Stock
Road & Rail	0	—	—	—	—	—		—	—	0	—
Warrants
Containers & Packaging	3,124	—	—	—	—	—		—	(3,124)	—	—
Hotels, Restaurants & Leisure	0	—	—	—	—	0		—	—	—	—
Media	0	—	—	—	—	—		—	—	0	—
Software	0	—	—	—	—	—		—	—	0	—

Total	$7,714,232	$663,294	$(2,721,665)	$2,111,761	$153,837	$(793,371)		$1,514,321	$(333,663)	$8,308,746	$(340,016)

(a)	Sales include principal reductions.

Loan Participations in the amount of $1,514,321 were transferred into Level 3 due to a decline in market activity for significant observables which resulted in a lack of available market inputs to determine price.

Domestic Bonds & Debt Securities in the amount of $330,539 were transferred out of Level 3 due to the initiation of a vendor or broker providing prices that are based on market activity for significant observable inputs.

Warrants in the amount of $3,124 were transferred out of Level 3 due to an increase in observable inputs.

MIST-64

Met Investors Series Trust

BlackRock Large Cap Core Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stocks—99.2% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.4%
Raytheon Co.	77,400	$4,424,184

Airlines—1.4%
Delta Air Lines, Inc.*	1,003,950	9,196,182
United Continental Holdings, Inc.*	307,686	5,999,877

		15,196,059

Auto Components—0.4%
TRW Automotive Holdings Corp.*	106,500	4,655,115

Beverages—2.0%
Coca-Cola Co. (The)	568,300	21,555,619

Capital Markets—1.8%
Goldman Sachs Group, Inc. (The)	178,383	20,278,579

Chemicals—0.9%
CF Industries Holdings, Inc.	44,375	9,861,900

Commercial Banks—2.2%
U.S. Bancorp.	642,575	22,040,323
Wells Fargo & Co.	64,525	2,228,048

		24,268,371

Commercial Services & Supplies—1.1%
Tyco International, Ltd.	222,475	12,516,444

Computers & Peripherals—7.8%
Apple, Inc.	87,250	58,218,435
EMC Corp.*	359,300	9,798,111
Hewlett-Packard Co.	429,300	7,323,858
Western Digital Corp.	264,125	10,229,561

		85,569,965

Construction & Engineering—1.4%
Fluor Corp.	138,325	7,784,931
KBR, Inc.	261,204	7,789,103

		15,574,034

Consumer Finance—1.2%
Discover Financial Services	335,225	13,318,489

Containers & Packaging—1.9%
Packaging Corp. of America	302,024	10,963,471
Rock-Tenn Co. - Class A	136,498	9,852,426

		20,815,897

Diversified Consumer Services—0.5%
Apollo Group, Inc. - Class A* (a)	193,365	5,617,253

Diversified Financial Services—6.3%
Citigroup, Inc.	919,750	30,094,220
JPMorgan Chase & Co.	831,954	33,677,498
Moody’s Corp.	55,300	2,442,601
NASDAQ OMX Group, Inc. (The)	117,525	2,737,745

		68,952,064

Diversified Telecommunication Services—1.4%
Verizon Communications, Inc.	335,450	$15,286,457

Energy Equipment & Services—1.1%
Oceaneering International, Inc.	218,550	12,074,888

Food & Staples Retailing—4.3%
CVS Caremark Corp.	320,275	15,507,715
Wal-Mart Stores, Inc.	429,725	31,713,705

		47,221,420

Food Products—0.8%
ConAgra Foods, Inc.	309,750	8,546,003

Health Care Equipment & Supplies—1.1%
Zimmer Holdings, Inc.	174,150	11,776,023

Health Care Providers & Services—4.8%
Express Scripts Holding Co.*	329,375	20,641,931
Humana, Inc.	98,750	6,927,313
McKesson Corp.	128,250	11,033,347
UnitedHealth Group, Inc.	265,375	14,704,429

		53,307,020

Industrial Conglomerates—2.5%
3M Co.	230,525	21,305,120
General Electric Co.	290,850	6,605,204

		27,910,324

Insurance—5.5%
American International Group, Inc.*	540,425	17,720,536
Chubb Corp. (The)	167,450	12,773,086
Lincoln National Corp.	429,225	10,382,953
Travelers Cos., Inc. (The)	200,175	13,663,945
Unum Group	319,525	6,141,270

		60,681,790

Internet & Catalog Retail—1.2%
Expedia, Inc.	228,430	13,212,391

Internet Software & Services—3.7%
Google, Inc. - Class A*	54,150	40,856,175

IT Services—4.5%
Alliance Data Systems Corp.* (a)	87,075	12,360,296
International Business Machines Corp.	132,725	27,533,801
Western Union Co. (The)	516,375	9,408,353

		49,302,450

Life Sciences Tools & Services—1.1%
Agilent Technologies, Inc.	319,600	12,288,620

Machinery—1.1%
Ingersoll-Rand plc	270,900	12,141,738

Media—6.5%
Comcast Corp. - Class A	780,600	27,922,062
DISH Network Corp. - Class A	6,950	212,740

MIST-65

Met Investors Series Trust

BlackRock Large Cap Core Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Media—(Continued)
News Corp. - Class A (a)	992,200	$24,338,666
Time Warner Cable, Inc.	203,270	19,322,846

		71,796,314

Metals & Mining—0.7%
Alcoa, Inc. (a)	898,950	7,955,708

Multiline Retail—0.7%
Nordstrom, Inc.	133,950	7,391,361

Office Electronics—0.1%
Xerox Corp.	186,675	1,370,195

Oil, Gas & Consumable Fuels—11.4%
Chevron Corp.	263,125	30,669,850
Exxon Mobil Corp.	481,700	44,051,465
Marathon Oil Corp.	394,675	11,670,540
Marathon Petroleum Corp.	304,700	16,633,573
Suncor Energy, Inc.	671,035	22,043,499

		125,068,927

Paper & Forest Products—1.2%
International Paper Co.	348,400	12,653,888

Pharmaceuticals—8.8%
Abbott Laboratories	280,650	19,241,364
Eli Lilly & Co.	176,025	8,345,345
Forest Laboratories, Inc.*	325,675	11,597,287
Johnson & Johnson (a)	51,550	3,552,311
Merck & Co., Inc.	507,025	22,866,827
Pfizer, Inc.	1,246,325	30,971,176

		96,574,310

Semiconductors & Semiconductor Equipment—1.3%
KLA-Tencor Corp.	301,150	14,366,361

Software—3.4%
CA, Inc.	395,075	10,179,107
Microsoft Corp.	921,100	27,430,358

		37,609,465

Specialty Retail—0.6%
Gap, Inc. (The)	178,480	6,386,014

Tobacco—2.1%
Philip Morris International, Inc.	253,975	$22,842,512

Total Common Stocks (Cost $945,489,663)		1,091,224,327

Short-Term Investments—3.4%

Mutual Fund—2.0%
State Street Navigator Securities Lending Prime Portfolio (b)	22,268,759	22,268,759

Repurchase Agreement—1.4%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/28/12 at 0.010% to be repurchased at $15,974,013 on 10/01/12, collateralized by $16,100,000 U.S. Treasury Note at 1.000% due 01/15/14 with a value of $16,295,068.	$15,974,000	15,974,000

Total Short-Term Investments (Cost $38,242,759)		38,242,759

Total Investments—102.6% (Cost $983,732,422#)		1,129,467,086
Other assets and liabilities (net)—(2.6)%		(29,006,195)

Net Assets—100.0%		$1,100,460,891

#	As of September 30, 2012, the aggregate cost of investments was $983,732,422. The aggregate unrealized appreciation and depreciation of investments were $158,073,715 and $(12,339,051), respectively, resulting in net unrealized appreciation of $145,734,664.
*	Non-income producing security.
(a)	All or a portion of the security was held on loan. As of September 30, 2012, the market value of securities loaned was $27,350,320 and the collateral received consisted of cash in the amount of $22,268,759 and non-cash collateral with a value of $5,803,485. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Represents investment of cash collateral received from securities lending transactions.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

MIST-66

Met Investors Series Trust

BlackRock Large Cap Core Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Fair Value Hierarchy—(Continued)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2012:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$1,091,224,327	$—	$—	$1,091,224,327
Short-Term Investments
Mutual Fund	22,268,759	—	—	22,268,759
Repurchase Agreement	—	15,974,000	—	15,974,000
Total Short-Term Investments	22,268,759	15,974,000	—	38,242,759
Total Investments	$1,113,493,086	$15,974,000	$—	$1,129,467,086

*	See Schedule of Investments for additional detailed categorizations.

MIST-67

Met Investors Series Trust

Clarion Global Real Estate Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stocks—98.9% of Net Assets

Security Description	Shares	Value

Australia—9.6%
Centro Retail Australia (REIT)	6,428,500	$13,934,121
Dexus Property Group (REIT)	19,809,312	19,514,651
Goodman Group (REIT)	3,280,322	13,466,793
GPT Group (REIT)	2,226,320	7,813,938
Investa Office Fund (REIT)	2,629,500	7,859,383
Mirvac Group (REIT)	5,547,897	8,208,403
Westfield Group (REIT)	4,957,750	52,064,981
Westfield Retail Trust (REIT)	9,719,015	29,054,143

		151,916,413

Brazil—0.2%
Sonae Sierra Brasil S.A.	216,000	3,441,509

Canada—3.5%
Boardwalk Real Estate Investment Trust (REIT)	145,900	9,645,042
Calloway Real Estate Investment Trust (REIT)	301,300	9,154,543
Canadian Real Estate Investment Trust (REIT)	150,500	6,432,723
Cominar Real Estate Investment Trust (REIT)	142,100	3,486,372
Primaris Retail Real Estate Investment Trust (REIT)	197,200	4,890,383
RioCan Real Estate Investment Trust (REIT)	758,600	21,351,299

		54,960,362

China—0.2%
Country Garden Holdings Co., Ltd.* (a)	8,693,268	3,381,046

France—4.6%
Fonciere Des Regions (REIT)	67,189	5,057,840
ICADE (REIT) (a)	98,630	8,049,918
Klepierre (REIT)	417,950	14,675,926
Societe Immobiliere de Location pour l’Industrie et le Commerce (REIT)	47,400	4,913,264
Unibail-Rodamco SE (REIT) (a)	205,953	41,118,771

		73,815,719

Germany—0.8%
Deutsche Wohnen AG	148,960	2,618,986
GSW Immobilien AG	291,597	10,829,289

		13,448,275

Hong Kong—11.3%
Cheung Kong Holdings, Ltd. (a)	687,800	10,041,797
China Overseas Land & Investment, Ltd. (a)	4,661,000	11,845,726
Great Eagle Holdings, Ltd. (a)	1,005,600	3,050,297
Hang Lung Properties, Ltd. (a)	3,525,077	12,036,761
Hongkong Land Holdings, Ltd.	1,231,645	7,385,753
Kerry Properties, Ltd. (a)	2,210,600	11,156,068
Link REIT (The) (REIT) (a)	6,411,000	30,336,168
New World Development Co., Ltd.	7,494,900	11,537,923
Sino Land Co., Ltd. (a)	9,770,062	18,167,264
Sun Hung Kai Properties, Ltd. (a)	2,566,700	37,578,084
Wharf Holdings, Ltd. (a)	3,774,080	25,934,647

		179,070,488

Japan—10.6%
Japan Real Estate Investment Corp. (REIT) (a)	1,758	17,700,892
Japan Retail Fund Investment Corp. (REIT) (a)	5,802	10,368,369

Japan—(Continued)
Kenedix Realty Investment Corp. (REIT)	1,186	$4,273,826
Mitsubishi Estate Co., Ltd. (a)	2,961,956	56,665,949
Mitsui Fudosan Co., Ltd. (a)	2,602,174	52,073,111
Nippon Accommodations Fund, Inc. (REIT)	522	3,591,288
Nippon Building Fund, Inc. (REIT)	510	5,495,341
Sumitomo Realty & Development Co., Ltd. (a)	243,300	6,454,514
Tokyo Tatemono Co., Ltd.*	2,095,000	8,179,732
United Urban Investment Corp. (REIT)	3,472	4,025,270

		168,828,292

Netherlands—0.2%
Eurocommercial Properties N.V. (REIT)	89,156	3,383,937

Singapore—4.3%
CapitaCommercial Trust (REIT) (a)	14,025,000	17,048,352
CapitaLand, Ltd. (a)	7,169,611	18,500,570
CapitaMall Trust (REIT)	9,043,823	14,865,408
Global Logistic Properties, Ltd.	6,130,500	12,496,329
Keppel Land, Ltd. (a)	1,713,000	4,937,876

		67,848,535

Sweden—0.8%
Castellum AB	465,110	6,299,449
Hufvudstaden A.B. - A Shares (a)	461,491	5,727,888

		12,027,337

Switzerland—0.7%
PSP Swiss Property AG*	121,532	11,049,698

United Kingdom—5.7%
British Land Co. plc (REIT)	1,150,397	9,717,592
Derwent London plc (REIT)	466,240	14,739,635
Great Portland Estates plc (REIT)	1,618,458	11,807,111
Hammerson plc (REIT)	3,080,590	22,480,603
Land Securities Group plc (REIT)	2,099,136	25,843,231
Safestore Holdings plc	2,113,000	3,512,379
Segro plc (REIT)	767,806	2,816,499

		90,917,050

United States—46.4%
American Tower Corp. (REIT)	199,600	14,249,444
AvalonBay Communities, Inc. (REIT) (a)	211,448	28,754,814
Boston Properties, Inc. (REIT)	436,700	48,303,387
BRE Properties, Inc. (REIT)	336,346	15,771,264
DDR Corp. (REIT) (a)	1,243,200	19,095,552
Douglas Emmett, Inc. (REIT)	615,100	14,190,357
Equity Residential (REIT) (a)	415,000	23,874,950
Essex Property Trust, Inc. (REIT) (a)	145,900	21,628,216
Federal Realty Investment Trust (REIT)	151,434	15,946,000
General Growth Properties, Inc. (REIT)	1,514,932	29,510,875
HCP, Inc. (REIT)	661,500	29,423,520
Health Care REIT, Inc. (REIT)	385,500	22,262,625
Highwoods Properties, Inc. (REIT) (a)	240,978	7,860,702
Host Hotels & Resorts, Inc. (REIT) (a)	2,506,171	40,224,045
Kilroy Realty Corp. (REIT) (a)	399,000	17,867,220
Kimco Realty Corp. (REIT) (a)	1,279,700	25,939,519
Liberty Property Trust (REIT)	573,700	20,790,888
Macerich Co. (The) (REIT) (a)	594,188	34,005,379
Pebblebrook Hotel Trust (REIT) (a)	295,900	6,921,101

MIST-68

Met Investors Series Trust

Clarion Global Real Estate Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/Par Amount	Value

United States—(Continued)
Peoples Choice Financial Corp. (REIT) (144A)* (b)	60,000	$0
Post Properties, Inc. (REIT)	367,400	17,620,504
ProLogis, Inc. (REIT)	1,000,068	35,032,382
Public Storage (REIT)	171,700	23,895,489
Simon Property Group, Inc. (REIT)	528,173	80,181,943
SL Green Realty Corp. (REIT) (a)	395,860	31,696,510
Starwood Hotels & Resorts Worldwide, Inc.	67,700	3,923,892
Tanger Factory Outlet Centers, Inc. (REIT)	329,330	10,647,239
Taubman Centers, Inc. (REIT)	278,813	21,393,322
UDR, Inc. (REIT)	1,129,475	28,033,570
Ventas, Inc. (REIT)	464,479	28,913,818
Vornado Realty Trust (REIT)	234,369	18,995,607

		736,954,134

Total Common Stocks (Cost $1,318,942,963)		1,571,042,795

Short-Term Investments—19.5%

Mutual Fund—19.0%
State Street Navigator Securities Lending Prime Portfolio (c)	301,933,927	301,933,927

Repurchase Agreement—0.5%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/28/12 at 0.010% to be repurchased at $8,260,007 on 10/01/12, collateralized by $7,290,000 Federal National Mortgage Association at 5.000% due 03/15/16 with a value of $8,430,448.	$8,260,000	8,260,000

Total Short-Term Investments (Cost $310,193,927)		310,193,927

Total Investments—118.4% (Cost $1,629,136,890#)		1,881,236,722
Other assets and liabilities (net)—(18.4)%		(291,996,921)

Net Assets—100.0%		$1,589,239,801

*	Non-income producing security.
#	As of September 30, 2012, the aggregate cost of investments was $1,629,136,890. The aggregate unrealized appreciation and depreciation of investments were $258,877,159 and $(6,777,327), respectively, resulting in net unrealized appreciation of $252,099,832.
(a)	All or a portion of the security was held on loan. As of September 30, 2012, the market value of securities loaned was $288,967,905 and the collateral received consisted of cash in the amount of $301,993,927. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2012, these securities represent less than 0.05% of net assets.
(c)	Represents investment of cash collateral received from securities lending transactions.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2012, the market value of 144A securities was $0, which is 0.0% of net assets.
(REIT)—	A Real Estate Investment Trust is a pooled investment vehicle that invests primarily in income-producing real estate or real estate related loans or interest.

Ten Largest Industries as of September 30, 2012 (Unaudited)	% of Net Assets
Retail REIT’s	31.7
Diversified Real Estate Activities	15.3
Office REIT’s	12.6
Specialized REIT’s	10.4
Residential REIT’s	9.4
Diversified REIT’s	8.9
Real Estate Operating Companies	4.0
Industrial REIT’s	3.2
Real Estate Development	3.0
Hotels, Resorts & Cruise Lines	0.2

MIST-69

Met Investors Series Trust

Clarion Global Real Estate Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2012:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$151,916,413	$—	$151,916,413
Brazil	3,441,509	—	—	3,441,509
Canada	54,960,362	—	—	54,960,362
China	—	3,381,046	—	3,381,046
France	—	73,815,719	—	73,815,719
Germany	—	13,448,275	—	13,448,275
Hong Kong	—	179,070,488	—	179,070,488
Japan	—	168,828,292	—	168,828,292
Netherlands	—	3,383,937	—	3,383,937
Singapore	—	67,848,535	—	67,848,535
Sweden	—	12,027,337	—	12,027,337
Switzerland	—	11,049,698	—	11,049,698
United Kingdom	—	90,917,050	—	90,917,050
United States	736,954,134	—	0	736,954,134
Total Common Stocks	795,356,005	775,686,790	0	1,571,042,795
Short-Term Investments
Mutual Fund	301,933,927	—	—	301,933,927
Repurchase Agreement	—	8,260,000	—	8,260,000
Total Short-Term Investments	301,933,927	8,260,000	—	310,193,927
Total Investments	$1,097,289,932	$783,946,790	$0	$1,881,236,722

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2011	Change in Unrealized Appreciation/ (Depreciation)	Balance as of September 30, 2012	Change in Unrealized Appreciation/ (Depreciation) from investments still held at September 30, 2012
United States
People Choice Financial Corp	$0	$—	$0	$—

MIST-70

Met Investors Series Trust

Dreman Small Cap Value Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stocks—96.5% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—3.0%
Alliant Techsystems, Inc.	76,670	$3,841,934
Curtiss-Wright Corp.	122,859	4,017,489
Esterline Technologies Corp.*	66,067	3,709,001

		11,568,424

Auto Components—2.2%
American Axle & Manufacturing Holdings, Inc.* (a)	408,171	4,600,087
Cooper Tire & Rubber Co. (a)	208,569	4,000,354

		8,600,441

Capital Markets—2.1%
Federated Investors, Inc. - Class B (a)	156,060	3,228,882
Waddell & Reed Financial, Inc. - Class A	149,755	4,907,471

		8,136,353

Chemicals—3.1%
A Schulman, Inc.	43,740	1,041,887
Cabot Corp.	84,796	3,100,990
Huntsman Corp.	191,440	2,858,199
Koppers Holdings, Inc.	27,051	944,892
Olin Corp. (a)	185,380	4,028,307

		11,974,275

Commercial Banks—13.8%
Associated Banc-Corp.	385,670	5,079,274
BancorpSouth, Inc.	240,795	3,549,318
Bank of Hawaii Corp. (a)	88,318	4,029,067
Chemical Financial Corp. (a)	47,146	1,140,933
City National Corp. (a)	33,805	1,741,296
East West Bancorp, Inc.	143,290	3,026,285
First Horizon National Corp. (a)	354,390	3,412,776
First Midwest Bancorp, Inc.	110,870	1,391,418
FirstMerit Corp.	254,778	3,752,880
Fulton Financial Corp.	469,100	4,625,326
Glacier Bancorp, Inc. (a)	61,182	953,216
Hancock Holding Co.	128,745	3,984,658
Independent Bank Corp./MA (a)	28,690	863,282
International Bancshares Corp.	52,409	998,391
Lakeland Financial Corp.	31,295	863,742
NBT Bancorp, Inc. (a)	43,873	968,277
Prosperity Bancshares, Inc. (a)	64,107	2,732,240
S&T Bancorp, Inc.	6,450	113,585
TCF Financial Corp. (a)	212,165	2,533,250
Umpqua Holdings Corp. (a)	47,365	610,535
Webster Financial Corp.	96,288	2,282,026
WesBanco, Inc. (a)	48,940	1,013,547
Wintrust Financial Corp. (a)	97,444	3,660,971

		53,326,293

Commercial Services & Supplies—2.0%
ABM Industries, Inc. (a)	97,920	1,853,626
Brink’s Co. (The)	156,235	4,013,677
Geo Group, Inc. (The) (a)	46,230	1,279,184
McGrath RentCorp (a)	21,994	573,823

		7,720,310

Communications Equipment—3.1%
Arris Group, Inc.*	298,388	$3,816,383
Brocade Communications Systems, Inc.*	769,408	4,551,048
Plantronics, Inc. (a)	104,990	3,709,297

		12,076,728

Computers & Peripherals—1.7%
NCR Corp.*	156,397	3,645,614
QLogic Corp.*	259,691	2,965,671
Synaptics, Inc.* (a)	4,492	107,898

		6,719,183

Construction & Engineering—2.6%
EMCOR Group, Inc.	67,485	1,926,022
Foster Wheeler AG*	209,498	5,019,572
Tutor Perini Corp.*	269,942	3,088,136

		10,033,730

Diversified Consumer Services—0.6%
Hillenbrand, Inc.	66,919	1,217,257
Matthews International Corp. - Class A (a)	33,615	1,002,399

		2,219,656

Diversified Financial Services—0.4%
Interactive Brokers Group, Inc. - Class A	124,304	1,742,742

Electric Utilities—3.1%
IDACORP, Inc.	89,585	3,876,343
N.V. Energy, Inc.	192,002	3,457,956
Portland General Electric Co.	168,348	4,552,130

		11,886,429

Electrical Equipment—2.5%
Brady Corp. - Class A	69,281	2,028,547
EnerSys*	107,030	3,777,089
General Cable Corp.* (a)	129,953	3,818,019

		9,623,655

Electronic Equipment, Instruments & Components—1.6%
Celestica, Inc.* (a)	128,040	914,206
Ingram Micro, Inc. - Class A*	226,769	3,453,692
TTM Technologies, Inc.* (a)	89,532	844,287
Vishay Intertechnology, Inc.* (a)	95,326	937,054

		6,149,239

Energy Equipment & Services—1.9%
Atwood Oceanics, Inc.*	89,978	4,089,500
Superior Energy Services, Inc.*	153,992	3,159,916

		7,249,416

Food Products—1.1%
Ingredion, Inc.	76,475	4,218,361

Health Care Equipment & Supplies—1.9%
Hill-Rom Holdings, Inc.	100,478	2,919,891
Teleflex, Inc.	64,440	4,436,049

		7,355,940

MIST-71

Met Investors Series Trust

Dreman Small Cap Value Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Health Care Providers & Services—2.1%
LifePoint Hospitals, Inc.* (a)	102,145	$4,369,763
Owens & Minor, Inc. (a)	130,032	3,885,356

		8,255,119

Hotels, Restaurants & Leisure—2.4%
Brinker International, Inc. (a)	117,430	4,145,279
CEC Entertainment, Inc.	34,391	1,035,857
International Speedway Corp. - Class A	152,680	4,331,532

		9,512,668

Household Durables—2.2%
Helen of Troy, Ltd.*	119,383	3,799,961
Jarden Corp.	80,627	4,260,330
NACCO Industries, Inc. - Class A	5,402	677,465

		8,737,756

Industrial Conglomerates—1.0%
Carlisle Cos., Inc.	73,156	3,798,260

Insurance—7.0%
Allied World Assurance Co. Holdings AG	48,457	3,743,303
Aspen Insurance Holdings, Ltd.	173,510	5,290,320
Endurance Specialty Holdings, Ltd.	77,199	2,972,161
Hanover Insurance Group, Inc. (The)	101,895	3,796,608
Montpelier Re Holdings, Ltd. (a)	111,820	2,474,577
Platinum Underwriters Holdings, Ltd.	82,075	3,354,405
Protective Life Corp. (a)	154,390	4,046,562
Symetra Financial Corp.	127,610	1,569,603

		27,247,539

IT Services—2.1%
CACI International, Inc. - Class A*	66,290	3,433,159
DST Systems, Inc.	78,185	4,422,144
Euronet Worldwide, Inc.*	9,961	187,167

		8,042,470

Life Sciences Tools & Services—2.4%
Charles River Laboratories International, Inc.*	127,475	5,048,010
PerkinElmer, Inc.	144,520	4,259,004

		9,307,014

Machinery—4.6%
Barnes Group, Inc.	87,072	2,177,671
Briggs & Stratton Corp. (a)	221,350	4,132,604
Crane Co.	98,469	3,931,867
ITT Corp.	195,505	3,939,426
SPX Corp.	54,060	3,536,065

		17,717,633

Media—1.8%
John Wiley & Sons, Inc. - Class A	46,449	2,134,332
Meredith Corp. (a)	133,925	4,687,375

		6,821,707

Metals & Mining—4.8%
AMCOL International Corp. (a)	48,890	1,656,393
AuRico Gold, Inc.* (a)	473,059	3,301,952

Metals & Mining—(Continued)
Coeur d’Alene Mines Corp.*	175,020	$5,045,827
Pan American Silver Corp.	65,545	1,405,940
Steel Dynamics, Inc.	245,718	2,759,413
Thompson Creek Metals Co., Inc.* (a)	523,399	1,491,687
Worthington Industries, Inc. (a)	136,222	2,950,569

		18,611,781

Multi-Utilities—0.8%
TECO Energy, Inc. (a)	180,295	3,198,433

Oil, Gas & Consumable Fuels—1.6%
Energen Corp.	73,929	3,874,619
W&T Offshore, Inc. (a)	120,661	2,266,013

		6,140,632

Real Estate Investment Trusts—7.0%
Brandywine Realty Trust	365,740	4,458,371
CBL & Associates Properties, Inc.	193,420	4,127,583
CommonWealth REIT	195,158	2,841,500
Duke Realty Corp.	210,922	3,100,553
Hospitality Properties Trust	171,952	4,089,019
Omega Healthcare Investors, Inc.	193,230	4,392,118
Pennsylvania Real Estate Investment Trust	251,415	3,987,442

		26,996,586

Road & Rail—0.9%
Ryder System, Inc.	88,310	3,449,389

Semiconductors & Semiconductor Equipment—2.6%
Amkor Technology, Inc.* (a)	409,805	1,803,142
Microsemi Corp.*	219,360	4,402,555
PMC - Sierra, Inc.*	672,785	3,794,508

		10,000,205

Software—1.4%
JDA Software Group, Inc.* (a)	122,664	3,898,262
Websense, Inc.* (a)	101,253	1,584,609

		5,482,871

Specialty Retail—0.6%
Ascena Retail Group, Inc.*	103,600	2,222,220

Textiles, Apparel & Luxury Goods—2.3%
Hanesbrands, Inc.*	145,865	4,650,176
Jones Group, Inc. (The) (a)	348,321	4,482,891

		9,133,067

Thrifts & Mortgage Finance—1.3%
Washington Federal, Inc.	302,830	5,051,204

Trading Companies & Distributors—0.9%
Aircastle, Ltd.	299,634	3,394,853

Total Common Stocks (Cost $344,198,317)		373,722,582

MIST-72

Met Investors Series Trust

Dreman Small Cap Value Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Investment Company Security—1.0%

Security Description	Shares/Par Amount	Value
iShares Russell 2000 Index Fund (a) (Cost $3,756,299)	46,728	$3,899,919

Short-Term Investments—22.2%

Mutual Fund—19.6%
State Street Navigator Securities Lending Prime Portfolio (b)	75,939,965	75,939,965

Repurchase Agreement—2.6%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/28/12 at 0.010% to be repurchased at $10,125,008 on 10/01/12, collateralized by $10,345,000 Federal National Mortgage Association at 3.400% due 09/27/32 with a value of $10,332,069.	$10,125,000	10,125,000

Total Short-Term Investments (Cost $86,064,965)		86,064,965

Total Investments—119.7% (Cost $434,019,581#)		463,687,466
Other assets and liabilities (net)—(19.7)%		(76,292,432)

Net Assets—100.0%		$387,395,034

#	As of September 30, 2012, the aggregate cost of investments was $434,019,581. The aggregate unrealized appreciation and depreciation of investments were $45,223,192 and $(15,555,307), respectively, resulting in net unrealized appreciation of $29,667,885.
*	Non-income producing security.
(a)	All or a portion of the security was held on loan. As of September 30, 2012, the market value of securities loaned was $73,130,016 and the collateral received consisted of cash in the amount of $75,939,965. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Represents investment of cash collateral received from securities lending transactions.
(REIT)—	A Real Estate Investment Trust is a pooled investment vehicle that invests primarily in income-producing real estate or real estate related loans or interest.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2012:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$373,722,582	$—	$—	$373,722,582
Total Investment Company Security	3,899,919	—	—	3,899,919
Short-Term Investments
Mutual Fund	75,939,965	—	—	75,939,965
Repurchase Agreement	—	10,125,000	—	10,125,000
Total Short-Term Investments	75,939,965	10,125,000	—	86,064,965
Total Investments	$453,562,466	$10,125,000	$—	$463,687,466

*	See Schedule of Investments for additional detailed categorizations.

MIST-73

Met Investors Series Trust

Goldman Sachs Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stocks—97.6% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.5%
BE Aerospace, Inc.*	130,961	$5,513,458
Spirit AeroSystems Holdings, Inc. - Class A*	306,078	6,797,993
Textron, Inc. (a)	285,095	7,460,936

		19,772,387

Auto Components—1.0%
Delphi Automotive plc*	115,418	3,577,958
TRW Automotive Holdings Corp.*	108,813	4,756,216

		8,334,174

Beverages—1.9%
Coca-Cola Enterprises, Inc.	267,180	8,354,719
Constellation Brands, Inc. - Class A*	202,061	6,536,673

		14,891,392

Biotechnology—0.1%
Vertex Pharmaceuticals, Inc.*	16,034	897,102

Building Products—1.6%
Fortune Brands Home & Security, Inc.*	168,044	4,538,868
Lennox International, Inc. (a)	175,463	8,485,391

		13,024,259

Capital Markets—3.0%
Ameriprise Financial, Inc.	154,877	8,779,977
Invesco, Ltd.	488,279	12,202,092
Lazard, Ltd. - Class A	115,373	3,372,353

		24,354,422

Chemicals—1.9%
Albemarle Corp.	133,067	7,009,969
Cytec Industries, Inc.	125,557	8,226,495

		15,236,464

Commercial Banks—4.7%
CIT Group, Inc.*	153,691	6,053,888
First Republic Bank	145,488	5,013,516
M&T Bank Corp. (a)	154,910	14,741,236
SunTrust Banks, Inc.	404,203	11,426,819

		37,235,459

Commercial Services & Supplies—0.3%
Republic Services, Inc.	86,967	2,392,462

Communications Equipment—1.5%
Juniper Networks, Inc.*	484,862	8,295,989
Polycom, Inc.*	370,747	3,659,273

		11,955,262

Computers & Peripherals—1.4%
NetApp, Inc.*	181,975	5,983,338
SanDisk Corp.*	126,029	5,473,439

		11,456,777

Construction Materials—1.2%
Martin Marietta Materials, Inc. (a)	89,463	$7,413,799
Vulcan Materials Co.	49,509	2,341,776

		9,755,575

Consumer Finance—1.4%
SLM Corp.	692,834	10,891,350

Containers & Packaging—1.6%
Ball Corp.	65,758	2,782,221
Crown Holdings, Inc.*	115,367	4,239,737
Sealed Air Corp. (a)	378,580	5,852,847

		12,874,805

Diversified Financial Services—1.2%
NASDAQ OMX Group, Inc. (The)	408,134	9,507,482

Electric Utilities—7.1%
Edison International	183,848	8,400,015
Great Plains Energy, Inc.	133,653	2,975,116
N.V. Energy, Inc.	389,134	7,008,304
Northeast Utilities	229,505	8,773,976
Pinnacle West Capital Corp.	116,234	6,137,155
PPL Corp.	379,095	11,012,710
Xcel Energy, Inc.	463,882	12,854,170

		57,161,446

Electrical Equipment—0.5%
Rockwell Automation, Inc.	57,162	3,975,617

Electronic Equipment, Instruments & Components—0.5%
Amphenol Corp. - Class A	74,337	4,376,963

Energy Equipment & Services—1.6%
Cameron International Corp.*	231,187	12,962,655

Food Products—2.6%
Ingredion, Inc.	153,802	8,483,719
J.M. Smucker Co. (The)	138,522	11,958,604

		20,442,323

Gas Utilities—0.3%
Questar Corp.	122,149	2,483,289

Health Care Equipment & Supplies—2.2%
Boston Scientific Corp.*	1,621,290	9,306,205
Hologic, Inc.*	407,735	8,252,556

		17,558,761

Health Care Providers & Services—1.3%
Aetna, Inc.	254,644	10,083,902

Hotels, Restaurants & Leisure—1.8%
Chipotle Mexican Grill, Inc.*	11,918	3,784,442
MGM Resorts International*	672,909	7,233,772
Starwood Hotels & Resorts Worldwide, Inc.	51,945	3,010,732

		14,028,946

MIST-74

Met Investors Series Trust

Goldman Sachs Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Household Durables—1.0%
DR Horton, Inc. (a)	221,369	$4,569,056
Toll Brothers, Inc.* (a)	112,341	3,733,092

		8,302,148

Household Products—0.4%
Church & Dwight Co., Inc. (a)	55,811	3,013,236

Independent Power Producers & Energy Traders—0.8%
Calpine Corp.*	369,428	6,391,104

Insurance—8.1%
Everest Re Group, Ltd.	119,248	12,754,766
Hartford Financial Services Group, Inc.	275,480	5,355,331
PartnerRe, Ltd.	85,708	6,366,390
Principal Financial Group, Inc.	484,368	13,048,874
W.R. Berkley Corp. (a)	258,979	9,709,123
Willis Group Holdings plc	214,732	7,927,905
XL Group plc	407,297	9,787,347

		64,949,736

Internet & Catalog Retail—1.0%
Liberty Interactive Corp. - Class A*	452,699	8,374,931

IT Services—1.4%
Fidelity National Information Services, Inc.	214,643	6,701,155
Paychex, Inc. (a)	124,221	4,135,317

		10,836,472

Life Sciences Tools & Services—1.0%
Life Technologies Corp.*	165,433	8,086,365

Machinery—4.3%
Dover Corp.	187,625	11,161,811
Gardner Denver, Inc.	105,178	6,353,803
Parker Hannifin Corp. (a)	47,589	3,977,489
Pentair, Inc. (a)	139,577	6,212,572
Stanley Black & Decker, Inc.	89,613	6,832,991

		34,538,666

Media—0.8%
Scripps Networks Interactive, Inc. - Class A	100,782	6,170,882

Metals & Mining—1.9%
Carpenter Technology Corp.	134,489	7,036,465
Reliance Steel & Aluminum Co.	153,038	8,011,539

		15,048,004

Multi-Utilities—2.5%
CMS Energy Corp.	126,899	2,988,471
SCANA Corp. (a)	212,210	10,243,377
Sempra Energy	101,426	6,540,963

		19,772,811

Multiline Retail—1.1%
Macy’s, Inc.	236,265	8,888,289

Oil, Gas & Consumable Fuels—6.5%
Cabot Oil & Gas Corp.	73,898	$3,318,020
Energen Corp.	114,873	6,020,494
EQT Corp.	92,731	5,471,129
HollyFrontier Corp. (a)	164,908	6,805,753
Marathon Petroleum Corp.	133,601	7,293,279
Pioneer Natural Resources Co. (a)	95,597	9,980,327
Range Resources Corp.	122,254	8,541,887
Tesoro Corp.	110,760	4,640,844

		52,071,733

Pharmaceuticals—2.2%
Mylan, Inc.*	469,996	11,467,902
Warner Chilcott plc - Class A	455,075	6,143,513

		17,611,415

Real Estate Investment Trusts—10.7%
Alexandria Real Estate Equities, Inc.	132,823	9,765,147
AvalonBay Communities, Inc.	75,704	10,294,987
Camden Property Trust	80,958	5,220,981
Douglas Emmett, Inc. (a)	226,881	5,234,145
Host Hotels & Resorts, Inc. (a)	691,366	11,096,424
Kimco Realty Corp. (a)	409,409	8,298,720
Liberty Property Trust	248,445	9,003,647
MFA Financial, Inc.	924,987	7,862,390
Tanger Factory Outlet Centers, Inc.	210,129	6,793,471
Ventas, Inc.	188,001	11,703,062

		85,272,974

Semiconductors & Semiconductor Equipment —3.2%
Altera Corp.	216,153	7,345,960
Cavium, Inc.* (a)	40,950	1,364,864
Lam Research Corp.*	372,725	11,847,064
ON Semiconductor Corp.*	780,885	4,818,060

		25,375,948

Software—2.3%
Adobe Systems, Inc.*	116,761	3,790,062
Check Point Software Technologies, Ltd.*	82,451	3,970,840
Parametric Technology Corp.*	363,124	7,916,103
QLIK Technologies, Inc.* (a)	127,547	2,858,329

		18,535,334

Specialty Retail—2.5%
AutoZone, Inc.*	15,855	5,861,118
Limited Brands, Inc.	56,971	2,806,391
PetSmart, Inc.	61,094	4,214,264
Ross Stores, Inc.	48,275	3,118,565
Urban Outfitters, Inc.*	98,025	3,681,819

		19,682,157

Textiles, Apparel & Luxury Goods—1.1%
PVH Corp.	92,186	8,639,672

Tobacco—0.7%
Lorillard, Inc.	50,721	5,906,460

MIST-75

Met Investors Series Trust

Goldman Sachs Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/Par Amount	Value

Wireless Telecommunication Services—0.9%
Sprint Nextel Corp.*	1,342,153	$7,408,685

Total Common Stocks (Cost $710,861,771)		780,530,296

Investment Company Security—1.5%
iShares Russell Midcap Value Index Fund (a) (Cost $11,246,929)	247,899	12,077,639

Short-Term Investments—11.1%

Mutual Fund—10.3%
State Street Navigator Securities Lending Prime Portfolio (b)	81,918,616	81,918,616

Repurchase Agreement—0.8%
Fixed Income Clearing Corp. Repurchase Agreement dated 9/28/12 at 0.010% to be repurchased at $6,635,006 on 10/01/12, collateralized by $6,490,000 U.S. Treasury Note at 1.500% due 07/31/16 with a value of $6,768,252.	$6,635,000	6,635,000

Total Short-Term Investments (Cost $88,553,616)		88,553,616

Total Investments—110.2% (Cost $810,662,316#)		881,161,551
Other assets and liabilities (net)—(10.2)%		(81,404,009)

Net Assets—100.0%		$799,757,542

#	As of September 30, 2012, the aggregate cost of investments was $810,662,316. The aggregate unrealized appreciation and depreciation of investments were $91,107,608 and $(20,608,373), respectively, resulting in net unrealized appreciation of $70,499,235.
*	Non-income producing security.
(a)	All or a portion of the security was held on loan. As of September 30, 2012, the market value of securities loaned was $81,456,205 and the collateral received consisted of cash in the amount of $81,918,616 and non-cash collateral with a value of $1,692,900. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the portfolio at the Portfolio’ custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Represents investment of cash collateral received from securities lending transactions.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

MIST-76

Met Investors Series Trust

Goldman Sachs Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Fair Value Hierarchy —(Continued)

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2012:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$780,530,296	$—	$—	$780,530,296
Total Investment Company Security	12,077,639	—	—	12,077,639
Short-Term Investments
Mutual Fund	81,918,616	—	—	81,918,616
Repurchase Agreement	—	6,635,000	—	6,635,000
Total Short-Term Investments	81,918,616	6,635,000	—	88,553,616
Total Investments	$874,526,551	$6,635,000	$—	$881,161,551

*	See Schedule of Investments for additional detailed categorizations.

MIST-77

Met Investors Series Trust

Harris Oakmark International Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stocks—98.4% of Net Assets

Security Description	Shares	Value

Australia—3.8%
Amcor, Ltd.	8,544,800	$68,598,389
Orica, Ltd.	1,678,300	43,133,285

		111,731,674

Canada—2.1%
Thomson Reuters Corp. (a)	2,132,000	61,633,038

France—8.7%
BNP Paribas S.A.	1,908,387	91,212,178
Danone S.A.	361,000	22,260,929
PPR	465,400	71,629,630
Publicis Groupe S.A. (a)	1,287,000	72,159,454

		257,262,191

Germany—8.5%
Allianz SE	781,300	93,030,203
Daimler AG	2,239,000	108,599,174
SAP AG	681,900	48,354,461

		249,983,838

Ireland—2.1%
Bank of Ireland plc (The)* (a)	421,013,100	52,773,525
Experian plc	464,500	7,729,556

		60,503,081

Italy—5.5%
Fiat Industrial S.p.A.	7,739,500	75,919,485
Intesa Sanpaolo S.p.A.	57,098,200	87,323,456

		163,242,941

Japan—23.4%
Canon, Inc. (a)	3,164,200	101,263,219
Daiwa Securities Group, Inc. (a)	28,750,000	109,306,285
FANUC Corp.	91,300	14,704,464
Honda Motor Co., Ltd. (a)	2,580,800	79,191,079
Meitec Corp. (a)	946,400	21,520,028
Olympus Corp.*	3,517,600	68,463,433
Omron Corp.	4,044,500	77,672,435
Rohm Co., Ltd. (a)	2,155,700	72,548,055
Secom Co., Ltd. (a)	896,900	46,753,950
Toyota Motor Corp.	2,493,700	97,843,744

		689,266,692

Mexico—0.3%
Grupo Televisa S.A.B. (ADR)	317,966	7,475,381

Netherlands—6.3%
Akzo Nobel N.V.	784,181	44,419,353
Heineken Holding N.V.	841,800	40,959,948
Koninklijke Ahold N.V.	2,498,000	31,314,712
Koninklijke Philips Electronics N.V.	2,945,757	68,879,368

		185,573,381

Spain—2.7%
Banco Santander S.A.*	10,790,155	$80,835,965

Sweden—1.8%
Assa Abloy AB - Class B (a)	1,311,000	42,550,420
Atlas Copco AB - B Shares	524,300	11,007,229

		53,557,649

Switzerland—17.4%
Adecco S.A.* (a)	1,732,300	82,692,997
Compagnie Financiere Richemont S.A. - Class A	927,700	55,622,839
Credit Suisse Group AG* (a)	5,259,335	111,852,478
Geberit AG*	33,700	7,342,212
Givaudan S.A.*	46,400	44,091,077
Holcim, Ltd.*	901,100	57,381,794
Kuehne & Nagel International AG	637,800	72,169,322
Nestle S.A.	582,500	36,744,764
Novartis AG	604,200	36,980,906
Roche Holding AG (a)	39,800	7,434,856

		512,313,245

United Kingdom—15.8%
Diageo plc	1,342,700	37,805,708
GlaxoSmithKline plc	475,800	10,975,653
Lloyds Banking Group plc*	160,326,800	101,017,700
Reed Elsevier plc	1,991,700	19,068,493
Schroders plc (a)	3,594,027	88,367,932
Signet Jewelers, Ltd. (a)	876,592	42,742,626
Smiths Group plc	1,708,000	28,644,618
TESCO plc	8,221,000	44,110,852
Willis Group Holdings plc (a)	1,451,000	53,570,920
Wolseley plc	872,700	37,342,130

		463,646,632

Total Common Stocks (Cost $2,924,452,750)		2,897,025,708

Convertible Bond—0.9%

Switzerland—0.9%
Credit Suisse Group Guernsey V, Ltd. 4.000%, 03/29/13 (CHF) (Cost $19,359,952)	18,920,000	24,904,795

Short-Term Investments—10.8%

Mutual Fund—10.3%
State Street Navigator Securities Lending Prime Portfolio (b)	303,846,594	303,846,594

MIST-78

Met Investors Series Trust

Harris Oakmark International Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Par Amount†	Value

Repurchase Agreement—0.5%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/28/12 at 0.010% to be repurchased at $13,109,011, on 10/01/12, collateralized by $13,340,000 Federal National Mortgage Association at 0.770% due 06/12/15 with a value of $13,373,350.	13,109,000	$13,109,000

Total Short-Term Investments (Cost $316,955,594)		316,955,594

Total Investments—110.1% (Cost $3,260,768,296#)		3,238,886,097
Other assets and liabilities (net)—(10.1)%		(295,894,338)

Net Assets—100.0%		$2,942,991,759

†	Par amount stated in U.S. dollars unless otherwise noted.
#	As of September 30, 2012, the aggregate cost of investments was $3,260,768,296. The aggregate unrealized appreciation and depreciation of investments were $234,593,996 and $(256,476,195), respectively, resulting in net unrealized depreciation of $(21,882,199).
*	Non-income producing security.
(a)	All or a portion of the security was held on loan. As of September 30, 2012, the market value of securities loaned was $332,997,984 and the collateral received consisted of cash in the amount of $303,846,594 and non-cash collateral with a value of $48,124,167. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Represents investment of cash collateral received from securities lending transactions.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(CHF)—	Swiss Franc

Ten Largest Industries as of September 30, 2012 (Unaudited)	% of Net Assets
Commercial Banks	14.0
Capital Markets	10.5
Automobiles	9.7
Media	5.4
Insurance	5.0
Chemicals	4.5
Professional Services	3.8
Machinery	3.5
Office Electronics	3.4
Industrial Conglomerates	3.3

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts to buy:

Settlement Date	Counterparty	Contracts to Buy		Value at September 30, 2012	In Exchange for U.S.$	Net Unrealized Appreciation
12/19/2012	State Street Bank and Trust	54,000,000	CHF	$57,497,202	$55,424,407	$2,072,795

Forward foreign currency exchange contracts to sell:

Settlement Date	Counterparty	Contracts to Deliver		Value at September 30, 2012	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
3/20/2013	State Street Bank and Trust	74,250,000	AUD	$75,961,905	$73,177,088	$(2,784,817)
12/19/2012	State Street Bank and Trust	236,000,000	CHF	251,284,070	259,309,314	8,025,244
6/19/2013	State Street Bank and Trust	21,650,000,000	JPY	278,282,106	278,614,264	332,158
9/18/2013	State Street Bank and Trust	121,000,000	SEK	18,253,969	18,202,606	(51,363)

Net Unrealized Appreciation						$5,521,222

(AUD)—	Australian Dollar
(CHF)—	Swiss Franc
(JPY)—	Japanese Yen
(SEK)—	Swedish Krona

MIST-79

Met Investors Series Trust

Harris Oakmark International Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2012:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$111,731,674	$—	$111,731,674
Canada	61,633,038	—	—	61,633,038
France	—	257,262,191	—	257,262,191
Germany	—	249,983,838	—	249,983,838
Ireland	—	60,503,081	—	60,503,081
Italy	—	163,242,941	—	163,242,941
Japan	—	689,266,692	—	689,266,692
Mexico	7,475,381	—	—	7,475,381
Netherlands	—	185,573,381	—	185,573,381
Spain	—	80,835,965	—	80,835,965
Sweden	—	53,557,649	—	53,557,649
Switzerland	—	512,313,245	—	512,313,245
United Kingdom	96,313,546	367,333,086	—	463,646,632
Total Common Stocks	165,421,965	2,731,603,743	—	2,897,025,708
Total Convertible Bond*	—	24,904,795	—	24,904,795
Short-Term Investments
Mutual Fund	303,846,594	—	—	303,846,594
Repurchase Agreement	—	13,109,000	—	13,109,000
Total Short-Term Investments	303,846,594	13,109,000	—	316,955,594
Total Investments	$469,268,559	$2,769,617,538	$—	$3,238,886,097

Forward Contracts
Forward Foreign Currency Contracts (Unrealized Appreciation)	$—	$10,430,197	$—	$10,430,197
Forward Foreign Currency Contracts (Unrealized Depreciation)	—	(2,836,180)	—	(2,836,180)
Total Forward Contracts	$—	$7,594,017	$—	$7,594,017

*	See Schedule of Investments for additional detailed categorizations.

MIST-80

Met Investors Series Trust

Invesco Balanced-Risk Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2012 (Unaudited)

Short-Term Investments—93.8% of Net Assets

Security Description	Shares/Par Amount	Value

Mutual Funds—85.3%
Invesco V.I. Money Market Fund 0.000% (a) (b)	7,380,242	$7,380,242
Premier Portfolio Institutional Class 0.140% (a) (b)	89,241,513	89,241,513
STIC (Global Series) PLC - U.S. Dollar Liquidity Portfolio Institutional Class 0.001% (a) (b)	91,746,024	91,746,024
STIT-Government & Agency Portfolio Institutional Class 0.030% (a) (b)	80,317,362	80,317,362
STIT-Liquid Assets Portfolio Institutional Class 0.172% (a) (b)	107,089,816	107,089,816
STIT-STIC Prime Portfolio Institutional Class 0.082% (a) (b)	71,393,210	71,393,210
STIT-Treasury Portfolio Institutional Class 0.020% (a) (b)	98,165,664	98,165,664

		545,333,831

U.S. Treasury—8.5%
U.S. Treasury Bills
0.095%, 01/10/13 (c) (d)	$4,000,000	3,998,934
0.100%, 01/10/13 (c)	11,090,000	11,086,889
0.120%, 01/10/13 (c)	8,970,000	8,966,930
0.123%, 01/10/13 (c)	2,585,000	2,584,111
0.116%, 03/07/13 (c) (d)	13,700,000	13,693,099

U.S. Treasury—(Continued)
0.120%, 03/07/13 (c)	$10,310,000	$10,304,627
0.140%, 03/07/13 (c)	3,600,000	3,597,810

		54,232,400

Total Short-Term Investments (Cost $599,566,231)		599,566,231

Total Investments—93.8% (Cost $599,566,231#)		599,566,231
Other assets and liabilities (net)—6.2%		39,605,281

Net Assets—100.0%		$639,171,512

#	As of September 30, 2012, the aggregate cost of investments was $599,566,231.
(a)	Represents annualized seven-day yield as of September 30, 2012.
(b)	Affiliated Issuer.
(c)	The rate shown represents the discount rate at the time of purchase by the Portfolio.
(d)	All or a portion of the security was pledged as collateral against open swap contracts. As of September 30, 2012, the market value of securities pledged was $3,098,000

The Portfolio invests in commodity-related instruments through its investment in the Invesco Balanced-Risk Allocation Portfolio, Ltd., a wholly-owned and controlled subsidiary (the “Subsidiary”) of the Portfolio. Investments of the Subsidiary have been consolidated with those of the Portfolio for reporting purposes.

Futures Contracts

The futures contracts outstanding as of September 30, 2012 were as follows:

Futures Contracts—Long	Exchange	Expiration Date	Number of Contracts	Contract Amount	Valuation as of September 30, 2012	Unrealized Appreciation/ (Depreciation)
Aluminum HG Futures	London Metal Exchange	12/19/2012	116	$5,536,050	$6,130,600	$594,550
Australian 10 Year Treasury Bond Futures	Australian Securities Exchange	12/17/2012	562	72,763,796	73,973,508	1,209,712
Brent Crude Oil Futures	Intercontinental Exchange	10/16/2012	116	13,080,612	13,037,240	(43,372)
Canada Government Bond 10 Year Futures	Euronext Paris Monep	12/18/2012	433	59,942,020	60,464,083	522,063
Copper LME Futures	London Metal Exchange	12/19/2012	114	21,947,126	23,402,775	1,455,649
Euro Stoxx 50 Index Futures	Eurex Deutschland	12/21/2012	1,440	47,254,301	45,429,078	(1,825,223)
FTSE 100 Index Futures	NYSE Euronext Liffe	12/21/2012	472	44,196,093	43,543,645	(652,448)
Gas Oil Futures	Intercontinental Exchange	12/12/2012	84	8,075,832	8,120,700	44,868
Gasoline RBOB Futures	New York Mercantile Exchange	11/30/2012	71	7,706,989	8,325,744	618,755
German Euro Bund Futures	Eurex Deutschland	12/6/2012	396	72,033,126	72,143,874	110,748
Hang Seng Index Futures	Hong Kong Futures Exchange, Ltd.	10/30/2012	172	22,794,567	23,152,417	357,850
Heating Oil Futures	New York Mercantile Exchange	1/31/2013	43	5,633,749	5,609,255	(24,494)
Japanese 10 Year Government Bond Mini Futures	Tokyo Stock Exchange	12/11/2012	49	90,291,891	90,534,470	242,579
Russell 2000 Mini Index Futures	ICE Futures U.S., Inc.	12/21/2012	423	35,773,135	35,295,120	(478,015)
S&P 500 E-Mini Index Futures	CME Index & Options Market	12/21/2012	664	47,451,275	47,615,440	164,165
Silver Futures	Commodities Exchange Center	12/27/2012	105	15,049,294	18,152,925	3,103,631
Soybean Futures	Chicago Board of Trade	11/14/2012	186	13,881,659	14,889,300	1,007,641
Topix Index Futures	Tokyo Stock Exchange	12/14/2012	408	37,883,322	38,426,448	543,126
U.S. Treasury Bond 30 Year Futures	Chicago Board of Trade	12/19/2012	293	43,743,324	43,766,875	23,551
United Kingdom Long Gilt Bond Futures	NYSE Euronext Liffe	12/27/2012	516	100,385,180	100,504,980	119,800
WTI Light Sweet Crude Oil Futures	ICE Futures Europe	2/19/2013	86	8,314,050	8,063,360	(250,690)

Net Unrealized Appreciation						$6,844,446

MIST-81

Met Investors Series Trust

Invesco Balanced-Risk Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2012 (Unaudited)

Swap Agreements

Open total return swaps at September 30, 2012 were as follows:

Pay/Receive Floating Rate	Fixed Rate	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive	0.2200%	4/23/2013	Barclays Bank PLC	Barclays Gold Nearby S2 Excess Return Index	9,069,362	USD	$16,900	$—	$16,900
Receive	0.4700%	4/23/2013	Barclays Bank PLC	Barclays Live Cattle S Index	637,734	USD	(17,894)	—	(17,894)
Receive	0.3000%	4/23/2013	Barclays Bank PLC	Barclays Soybean Meal S2 Nearby Excess Return Index	14,321,259	USD	(524,225)	—	(524,225)
Receive	0.1500%	5/31/2013	Merrill Lynch	Dow Jones-UBS Gold Index	21,841,426	USD	—	—	—
Receive	0.3700%	4/3/2013	Goldman Sachs	S&P GSCI Sugar Excess Return A141 Strategy	5,018,518	USD	—	—	—

Totals							$(525,219)	$—	$(525,219)

Transactions in Securities of Affiliated Issuers

A summary of Portfolio’s transactions in the securities of affiliated issuers during the period ended September 30, 2012 is as follows:

Security Description	Shares Purchased	Shares Sold	Number of Shares Held at September 30, 2012
Invesco V.I. Money Market Fund	118,487,542	(111,107,300)	7,380,242
Premier Portfolio Institutional Class	211,871,283	(122,629,770)	89,241,513
STIC (Global Series) PLC - U.S. Dollar Liquidity Portfolio Institutional Class	172,041,908	(80,295,884)	91,746,024
STIT-Government & Agency Portfolio Institutional Class	186,837,552	(106,520,190)	80,317,362
STIT-Liquid Assets Portfolio Institutional Class	236,648,525	(129,558,709)	107,089,816
STIT-STIC Prime Portfolio Institutional Class	184,546,698	(113,153,488)	71,393,210
STIT-Treasury Portfolio Institutional Class	246,920,211	(148,754,547)	98,165,664

Security Description	Net Realized Gain/(Loss) on Sales of Affiliated Investments	Capital Gain Distributions from Affiliated Investments	Income from Affiliated Investments	Ending Value as of September 30, 2012
Invesco V.I. Money Market Fund	$—	$—	$1,514	$7,380,242
Premier Portfolio Institutional Class	—	—	3,616	89,241,513
STIC (Global Series) PLC - U.S. Dollar Liquidity Portfolio Institutional Class	—	—	30,206	91,746,024
STIT-Government & Agency Portfolio Institutional Class	—	—	952	80,317,362
STIT-Liquid Assets Portfolio Institutional Class	—	—	—	107,089,816
STIT-STIC Prime Portfolio Institutional Class	—	—	—	71,393,210
STIT-Treasury Portfolio Institutional Class	—	—	—	98,165,664

	$—	$—	$36,288	$545,333,831

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

MIST-82

Met Investors Series Trust

Invesco Balanced-Risk Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2012 (Unaudited)

Fair Value Hierarchy—(Continued)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2012:

Description	Level 1	Level 2	Level 3	Total
Short-Term Investments
Mutual Funds	$545,333,831	$—	$—	$545,333,831
U.S. Treasury	—	54,232,400	—	54,232,400
Total Short-Term Investments	545,333,831	54,232,400	—	599,566,231
Total Investments	$545,333,831	$54,232,400	$—	$599,566,231

Futures Contracts
Futures Contracts (Unrealized Appreciation)	$10,118,688	$—	$—	$10,118,688
Future Contracts (Unrealized Depreciation)	(3,274,242)	—	—	(3,274,242)
Total Futures Contracts	$6,844,446	$—	$—	$6,844,446
Swap Contracts
Swap Contracts at Value (Assets)	$—	$16,900	$—	$16,900
Swap Contracts at Value (Liabilities)	—	(542,119)	—	(542,119)
Total Swap Contracts	$—	$(525,219)	$—	$(525,219)

MIST-83

Met Investors Series Trust

Invesco Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stocks—98.1% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.1%
Hexcel Corp.*	538,809	$12,942,192
TransDigm Group, Inc.*	141,499	20,074,463

		33,016,655

Air Freight & Logistics—1.4%
Forward Air Corp. (a)	332,021	10,096,759
HUB Group, Inc. - Class A* (a)	384,868	11,422,882

		21,519,641

Auto Components—1.6%
Tenneco, Inc.* (a)	408,813	11,446,764
TRW Automotive Holdings Corp.*	319,603	13,969,847

		25,416,611

Biotechnology—5.5%
Acorda Therapeutics, Inc.*	297,685	7,623,713
Amarin Corp. plc (ADR)* (a)	836,135	10,535,301
BioMarin Pharmaceutical, Inc.* (a)	313,652	12,630,766
Incyte Corp., Ltd.* (a)	790,586	14,270,077
Myriad Genetics, Inc.*	522,720	14,108,213
Seattle Genetics, Inc.* (a)	506,658	13,654,433
United Therapeutics Corp.* (a)	241,897	13,517,205

		86,339,708

Building Products—1.0%
AO Smith Corp.	269,595	15,512,496

Capital Markets—2.2%
Affiliated Managers Group, Inc.*	137,595	16,924,185
Greenhill & Co., Inc. (a)	128,771	6,663,899
Stifel Financial Corp.* (a)	345,115	11,595,864

		35,183,948

Chemicals—1.9%
Intrepid Potash, Inc.* (a)	314,176	6,748,501
Olin Corp. (a)	576,984	12,537,862
Rockwood Holdings, Inc.	216,480	10,087,968

		29,374,331

Commercial Banks—3.5%
East West Bancorp, Inc.	540,379	11,412,804
Huntington Bancshares, Inc.	1,486,791	10,258,858
PrivateBancorp, Inc. (a)	732,201	11,707,894
Prosperity Bancshares, Inc.	242,101	10,318,345
SVB Financial Group*	204,638	12,372,414

		56,070,315

Commercial Services & Supplies—1.9%
Corrections Corp. of America	480,099	16,059,311
Tetra Tech, Inc.* (a)	538,541	14,142,087

		30,201,398

Communications Equipment—1.2%
Finisar Corp.* (a)	495,028	7,078,900
NETGEAR, Inc.* (a)	330,850	12,618,619

		19,697,519

Construction Materials—0.7%
Martin Marietta Materials, Inc.	135,436	$11,223,581

Containers & Packaging—0.2%
Greif, Inc. - Class A	82,747	3,655,763

Distributors—1.0%
Pool Corp.	371,504	15,447,136

Electric Utilities—0.8%
ITC Holdings Corp. (a)	167,818	12,683,685

Electrical Equipment—1.7%
Acuity Brands, Inc. (a)	205,024	12,975,969
Regal-Beloit Corp.	193,853	13,662,759

		26,638,728

Electronic Equipment, Instruments & Components—2.8%
Cognex Corp.	291,499	10,080,036
Littelfuse, Inc. (a)	219,163	12,391,476
National Instruments Corp.	452,643	11,393,024
SYNNEX Corp.* (a)	324,953	10,586,969

		44,451,505

Energy Equipment & Services—3.4%
Atwood Oceanics, Inc.*	256,258	11,646,926
Dresser-Rand Group, Inc.*	249,954	13,774,965
Dril-Quip, Inc.*	186,253	13,387,866
Lufkin Industries, Inc. (a)	155,505	8,369,279
Patterson-UTI Energy, Inc. (a)	434,936	6,889,386

		54,068,422

Food & Staples Retailing—0.6%
Harris Teeter Supermarkets, Inc. (a)	254,236	9,874,526

Food Products—1.8%
B&G Foods, Inc. (a)	450,026	13,640,288
Lancaster Colony Corp. (a)	203,820	14,929,815

		28,570,103

Health Care Equipment & Supplies—4.8%
Insulet Corp.* (a)	402,850	8,693,503
Masimo Corp.* (a)	447,632	10,823,742
Meridian Bioscience, Inc. (a)	351,847	6,748,425
NuVasive, Inc.*	469,313	10,751,961
Sirona Dental Systems, Inc.*	255,613	14,559,717
STERIS Corp. (a)	366,313	12,993,122
Thoratec Corp.*	349,982	12,109,377

		76,679,847

Health Care Providers & Services—4.2%
Centene Corp.*	347,206	12,988,977
Chemed Corp. (a)	215,842	14,955,692
Health Management Associates, Inc. Class A*	1,087,165	9,121,314
HMS Holdings Corp.* (a)	335,889	11,228,769
MEDNAX, Inc.* (a)	154,608	11,510,566
VCA Antech, Inc.* (a)	354,584	6,995,942

		66,801,260

MIST-84

Met Investors Series Trust

Invesco Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Hotels, Restaurants & Leisure—4.8%
Choice Hotels International, Inc. (a)	252,466	$8,076,387
Darden Restaurants, Inc. (a)	217,283	12,113,527
Domino’s Pizza, Inc.	334,459	12,609,104
Jack in the Box, Inc.* (a)	451,280	12,685,481
Life Time Fitness, Inc.* (a)	312,232	14,281,492
Penn National Gaming, Inc.*	372,296	16,045,958

		75,811,949

Household Durables—2.2%
Ethan Allen Interiors, Inc.	517,353	11,340,378
Mohawk Industries, Inc.*	162,598	13,011,092
Ryland Group, Inc. (The)	375,438	11,263,140

		35,614,610

Insurance—1.7%
Brown & Brown, Inc.	528,439	13,776,405
HCC Insurance Holdings, Inc.	367,412	12,451,593

		26,227,998

Internet Software & Services—3.4%
Ancestry.com, Inc.* (a)	255,422	7,683,094
CoStar Group, Inc.* (a)	248,144	20,233,662
DealerTrack Holdings, Inc.*	409,052	11,392,098
ValueClick, Inc.* (a)	823,931	14,163,374

		53,472,228

IT Services—1.2%
Alliance Data Systems Corp.* (a)	132,835	18,855,928

Leisure Equipment & Products—0.7%
Brunswick Corp. (a)	487,508	11,032,306

Life Sciences Tools & Services—2.4%
PAREXEL International Corp.* (a)	530,381	16,314,520
PerkinElmer, Inc.	401,307	11,826,517
Techne Corp.	133,975	9,638,161

		37,779,198

Machinery—4.5%
Crane Co.	254,633	10,167,496
Kennametal, Inc.	276,225	10,242,423
Lincoln Electric Holdings, Inc.	315,568	12,322,930
Lindsay Corp. (a)	184,745	13,296,098
WABCO Holdings, Inc.*	201,938	11,645,764
Wabtec Corp.	176,388	14,162,193

		71,836,904

Metals & Mining—1.3%
Allied Nevada Gold Corp.* (a)	120,942	4,723,995
Carpenter Technology Corp.	237,879	12,445,829
Detour Gold Corp.*	144,188	4,023,067

		21,192,891

Oil, Gas & Consumable Fuels—2.9%
Berry Petroleum Co. - Class A (a)	297,388	12,082,874
Energen Corp.	243,187	12,745,431

Oil, Gas & Consumable Fuels—(Continued)
Oasis Petroleum, Inc.* (a)	433,763	$12,782,996
Resolute Energy Corp.*	850,619	7,544,990

		45,156,291

Pharmaceuticals—0.8%
Salix Pharmaceuticals, Ltd.*	316,110	13,384,097

Real Estate Investment Trusts—0.8%
Colonial Properties Trust	568,400	11,964,820

Semiconductors & Semiconductor Equipment—4.7%
Cymer, Inc.* (a)	239,008	12,203,748
Microsemi Corp.*	578,368	11,607,846
MKS Instruments, Inc.	386,704	9,857,085
Power Integrations, Inc. (a)	305,362	9,292,166
Semtech Corp.* (a)	440,536	11,079,480
Teradyne, Inc.*	747,090	10,623,620
Volterra Semiconductor Corp.* (a)	414,269	9,060,063

		73,724,008

Software—12.0%
ANSYS, Inc.*	209,767	15,396,898
Aspen Technology, Inc.*	754,966	19,515,871
Cadence Design Systems, Inc.*	989,286	12,727,164
CommVault Systems, Inc.*	343,934	20,188,926
Fair Isaac Corp. (a)	342,243	15,147,675
Informatica Corp.*	388,188	13,512,824
Interactive Intelligence Group, Inc.* (a)	298,656	8,974,613
Manhattan Associates, Inc.*	349,056	19,990,437
MICROS Systems, Inc.*	285,104	14,004,309
MicroStrategy, Inc. - Class A*	90,102	12,079,975
Parametric Technology Corp.*	438,202	9,552,804
SolarWinds, Inc.*	401,406	22,374,370
Websense, Inc.* (a)	447,266	6,999,713

		190,465,579

Specialty Retail—5.3%
DSW, Inc. - Class A (a)	232,626	15,520,807
Foot Locker, Inc.	467,275	16,588,262
Group 1 Automotive, Inc. (a)	225,171	13,562,049
Monro Muffler Brake, Inc. (a)	290,277	10,214,848
Tractor Supply Co.	151,802	15,011,700
Vitamin Shoppe, Inc.* (a)	209,619	12,224,980

		83,122,646

Textiles, Apparel & Luxury Goods—2.3%
Maidenform Brands, Inc.* (a)	387,659	7,939,256
Steven Madden, Ltd.* (a)	284,096	12,420,677
Under Armour, Inc. - Class A* (a)	219,457	12,252,284
Warnaco Group, Inc. (The)*	69,374	3,600,511

		36,212,728

Trading Companies & Distributors—1.6%
Watsco, Inc. (a)	180,280	13,663,421
WESCO International, Inc.* (a)	210,703	12,052,212

		25,715,633

MIST-85

Met Investors Series Trust

Invesco Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/Par Amount	Value

Wireless Telecommunication Services—1.2%
SBA Communications Corp. - Class A* (a)	295,249	$18,571,162

Total Common Stocks (Cost $1,267,832,076)		1,552,568,154

Short-Term Investments—26.1%

Mutual Fund—24.3%
State Street Navigator Securities Lending Prime Portfolio (b)	384,553,842	384,553,842

Repurchase Agreement—1.8%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/28/12 at 0.010% to be repurchased at $28,793,024 on 10/01/12, collateralized by $27,580,000 Federal Home Loan Mortgage Corp. at 4.500% due 01/15/14 with a value of $29,372,700.	$28,793,000	28,793,000

Total Short-Term Investments (Cost $413,346,842)		413,346,842

Total Investments—124.2% (Cost $1,681,178,918#)		1,965,914,996
Other assets and liabilities (net)—(24.2)%		(383,084,814)

Net Assets—100.0%		$1,582,830,182

#	As of September 30, 2012, the aggregate cost of investments was $1,681,178,918. The aggregate unrealized appreciation and depreciation of investments were $329,273,599 and $(44,537,521), respectively, resulting in net unrealized appreciation of $284,736,078.
*	Non-income producing security.
(a)	All or a portion of the security was held on loan. As of September 30, 2012, the market value of securities loaned was $378,669,086 and the collateral received consisted of cash in the amount of $384,553,842 and non-cash collateral with a value of $4,107,511. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Represents investment of cash collateral received from securities lending transactions.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2012:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$1,552,568,154	$—	$—	$1,552,568,154
Short-Term Investments
Mutual Fund	384,553,842	—	—	384,553,842
Repurchase Agreement	—	28,793,000	—	28,793,000
Total Short-Term Investments	384,553,842	28,793,000	—	413,346,842
Total Investments	$1,937,121,996	$28,793,000	$—	$1,965,914,996

*	See Schedule of Investments for additional detailed categorizations.

MIST-86

Met Investors Series Trust

Janus Forty Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stocks—96.8% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.4%
Precision Castparts Corp.	268,275	$43,820,038

Air Freight & Logistics—4.7%
C.H. Robinson Worldwide, Inc. (a)	528,450	30,940,747
United Parcel Service, Inc. - Class B	791,240	56,629,047

		87,569,794

Beverages—2.4%
Anheuser-Busch InBev N.V.	271,272	23,205,061
Pernod-Ricard S.A.	182,378	20,494,885

		43,699,946

Biotechnology—10.2%
Celgene Corp.*	1,839,216	140,516,103
Gilead Sciences, Inc.*	288,764	19,153,716
Vertex Pharmaceuticals, Inc.*	509,357	28,498,524

		188,168,343

Commercial Services & Supplies—2.0%
Iron Mountain, Inc. (a)	1,063,525	36,276,838

Computers & Peripherals—19.1%
Apple, Inc.	417,493	278,576,379
EMC Corp.*	2,679,805	73,078,283

		351,654,662

Electronic Equipment, Instruments & Components—3.1%
Amphenol Corp. - Class A	338,908	19,954,903
TE Connectivity, Ltd.	1,088,095	37,006,111

		56,961,014

Health Care Providers & Services—6.6%
Express Scripts Holding Co.*	1,949,932	122,202,238

Hotels, Restaurants & Leisure—1.7%
MGM Resorts International* (a)	2,885,667	31,020,920

Insurance—3.6%
AIA Group, Ltd.	7,979,800	29,470,035
Prudential plc	2,923,614	37,936,345

		67,406,380

Internet & Catalog Retail—1.0%
Amazon.com, Inc.*	71,995	18,309,768

Internet Software & Services—8.6%
eBay, Inc.*	3,277,543	158,665,857

IT Services—1.1%
MasterCard, Inc. - Class A	45,750	20,655,210

Machinery—4.3%
FANUC Corp. (a)	488,200	78,627,814

Media—5.2%
News Corp. - Class A	3,932,815	96,471,952

Metals & Mining—2.7%
Turquoise Hill Resources, Ltd.* (a)	5,795,733	$49,147,816

Software—6.1%
Microsoft Corp.	2,086,485	62,135,523
Oracle Corp.	1,577,101	49,662,911

		111,798,434

Specialty Retail—4.2%
Limited Brands, Inc. (a)	1,585,510	78,102,223

Textiles, Apparel & Luxury Goods—4.5%
Compagnie Financiere Richemont S.A. - Class A	699,013	41,911,273
NIKE, Inc. - Class B	250,380	23,763,566
Prada S.p.A. (a)	2,350,500	17,488,468

		83,163,307

Wireless Telecommunication Services—3.3%
Crown Castle International Corp.* (a)	964,250	61,808,425

Total Common Stocks (Cost $1,256,286,997)		1,785,530,979

Short-Term Investments—14.9%

Mutual Fund—11.8%
State Street Navigator Securities Lending Prime Portfolio (b)	218,642,643	218,642,643

Repurchase Agreement—3.1%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/28/12 at 0.010% to be repurchased at $57,617,048 on 10/01/12, collateralized by $58,270,000 U.S. Treasury Note at 0.750% due 12/15/13 with a value of $58,773,220.	$57,617,000	57,617,000

Total Short-Term Investments (Cost $276,259,643)		276,259,643

Total Investments—111.7% (Cost $1,532,546,640#)		2,061,790,622
Other assets and liabilities (net)—(11.7)%		(216,306,323)

Net Assets—100.0%		$1,845,484,299

#	As of September 30, 2012, the aggregate cost of investments was $1,532,546,640. The aggregate unrealized appreciation and depreciation of investments were $575,506,212 and $(46,262,230), respectively, resulting in net unrealized appreciation of $529,243,982.
*	Non-income producing security.
(a)	All or a portion of the security was held on loan. As of September 30, 2012, the market value of securities loaned was $210,342,791 and the collateral received consisted of cash in the amount of $218,642,643. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Represents investment of cash collateral received from securities lending transactions.

MIST-87

Met Investors Series Trust

Janus Forty Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2012:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$43,820,038	$—	$—	$43,820,038
Air Freight & Logistics	87,569,794	—	—	87,569,794
Beverages	—	43,699,946	—	43,699,946
Biotechnology	188,168,343	—	—	188,168,343
Commercial Services & Supplies	36,276,838	—	—	36,276,838
Computers & Peripherals	351,654,662	—	—	351,654,662
Electronic Equipment, Instruments & Components	56,961,014	—	—	56,961,014
Health Care Providers & Services	122,202,238	—	—	122,202,238
Hotels, Restaurants & Leisure	31,020,920	—	—	31,020,920
Insurance	—	67,406,380	—	67,406,380
Internet & Catalog Retail	18,309,768	—	—	18,309,768
Internet Software & Services	158,665,857	—	—	158,665,857
IT Services	20,655,210	—	—	20,655,210
Machinery	—	78,627,814	—	78,627,814
Media	96,471,952	—	—	96,471,952
Metals & Mining	49,147,816	—	—	49,147,816
Software	111,798,434	—	—	111,798,434
Specialty Retail	78,102,223	—	—	78,102,223
Textiles, Apparel & Luxury Goods	23,763,566	59,399,741	—	83,163,307
Wireless Telecommunication Services	61,808,425	—	—	61,808,425
Total Common Stocks	1,536,397,098	249,133,881	—	1,785,530,979
Short-Term Investments
Mutual Fund	218,642,643	—	—	218,642,643
Repurchase Agreement	—	57,617,000	—	57,617,000
Total Short-Term Investments	218,642,643	57,617,000	—	276,259,643
Total Investments	$1,755,039,741	$306,750,881	$—	$2,061,790,622

MIST-88

Met Investors Series Trust

Jennison Large Cap Equity Portfolio (formerly Rainier Large Cap Equity Portfolio)

Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stocks—99.4% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—4.1%
BE Aerospace, Inc.*	153,270	$6,452,667
Honeywell International, Inc.	244,830	14,628,592
Precision Castparts Corp.	92,750	15,149,785

		36,231,044

Beverages—1.5%
Anheuser-Busch InBev N.V. (ADR)	153,370	13,176,017

Biotechnology—3.1%
Biogen Idec, Inc.*	53,440	7,974,851
Celgene Corp.*	103,070	7,874,548
Gilead Sciences, Inc.*	174,030	11,543,410

		27,392,809

Capital Markets—4.2%
Ameriprise Financial, Inc.	148,530	8,420,166
Invesco, Ltd.	478,040	11,946,220
Morgan Stanley	380,250	6,365,385
Raymond James Financial, Inc.	158,210	5,798,396
T. Rowe Price Group, Inc.	69,020	4,368,966

		36,899,133

Chemicals—4.8%
Airgas, Inc.	48,570	3,997,311
E.I. du Pont de Nemours & Co.	199,210	10,014,287
Ecolab, Inc.	112,350	7,281,403
LyondellBasell Industries N.V. - Class A	101,860	5,262,088
Monsanto Co.	112,300	10,221,546
Praxair, Inc.	60,130	6,246,304

		43,022,939

Commercial Banks—2.5%
U.S. Bancorp.	127,090	4,359,187
Wells Fargo & Co.	510,250	17,618,932

		21,978,119

Commercial Services & Supplies—0.5%
Stericycle, Inc.*	45,350	4,105,082

Communications Equipment—4.2%
Cisco Systems, Inc.	658,020	12,561,602
F5 Networks, Inc.*	63,620	6,661,014
JDS Uniphase Corp.*	477,170	5,909,750
QUALCOMM, Inc.	196,300	12,266,787

		37,399,153

Computers & Peripherals—6.6%
Apple, Inc.	62,915	41,980,663
EMC Corp.*	615,045	16,772,277

		58,752,940

Construction & Engineering—0.6%
Fluor Corp.	101,460	5,710,169

Diversified Financial Services—1.6%
JPMorgan Chase & Co.	347,995	14,086,838

Electric Utilities—0.7%
ITC Holdings Corp. (a)	87,860	$6,640,459

Electrical Equipment—0.7%
AMETEK, Inc.	182,135	6,456,686

Electronic Equipment, Instruments & Components—0.8%
Trimble Navigation, Ltd.*	143,650	6,846,359

Energy Equipment & Services—4.1%
Cameron International Corp.*	209,230	11,731,526
Ensco plc - Class A (a)	170,330	9,293,205
Schlumberger, Ltd.	213,200	15,420,756

		36,445,487

Food & Staples Retailing—1.6%
Costco Wholesale Corp.	141,490	14,166,686

Food Products—1.8%
Kraft Foods, Inc. - Class A	387,460	16,021,471

Health Care Equipment & Supplies—3.0%
Cooper Cos., Inc. (The)	80,150	7,570,969
Hologic, Inc.*	345,140	6,985,634
Intuitive Surgical, Inc.*	25,140	12,460,138

		27,016,741

Health Care Providers & Services—1.7%
Express Scripts Holding Co.*	90,030	5,642,180
UnitedHealth Group, Inc.	170,700	9,458,487

		15,100,667

Hotels, Restaurants & Leisure—3.1%
Starbucks Corp.	188,070	9,544,552
Starwood Hotels & Resorts Worldwide, Inc.	201,880	11,700,965
Wynn Resorts, Ltd.	57,340	6,619,330

		27,864,847

Household Products—0.8%
Church & Dwight Co., Inc. (a)	123,790	6,683,422

Industrial Conglomerates—2.1%
General Electric Co.	806,830	18,323,109

Internet & Catalog Retail—0.8%
priceline.com, Inc.*	11,500	7,115,395

Internet Software & Services—3.6%
eBay, Inc.*	352,560	17,067,430
Google, Inc. - Class A*	20,005	15,093,772

		32,161,202

IT Services—5.0%
Accenture plc - Class A	136,130	9,533,184
Alliance Data Systems Corp.* (a)	30,880	4,383,416
MasterCard, Inc. - Class A	17,340	7,828,663
Teradata Corp.*	82,000	6,183,620
Vantiv, Inc. - Class A*	175,400	3,779,870
Visa, Inc. - Class A	92,494	12,420,094

		44,128,847

MIST-89

Met Investors Series Trust

Jennison Large Cap Equity Portfolio (formerly Rainier Large Cap Equity Portfolio)

Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Machinery—0.8%
Eaton Corp.	144,830	$6,844,666

Media—2.1%
Comcast Corp. - Class A	311,660	11,148,078
DIRECTV*	140,710	7,381,647

		18,529,725

Multi-Utilities—0.7%
NiSource, Inc.	259,800	6,619,704

Multiline Retail—1.5%
Dollar General Corp.*	89,740	4,625,200
Nordstrom, Inc.	157,150	8,671,537

		13,296,737

Oil, Gas & Consumable Fuels—5.0%
Anadarko Petroleum Corp.	98,890	6,914,389
Chevron Corp.	216,445	25,228,829
Denbury Resources, Inc.*	300,160	4,850,586
EOG Resources, Inc.	67,780	7,594,749

		44,588,553

Personal Products—1.4%
Estee Lauder Cos., Inc. (The) - Class A	195,800	12,055,406

Pharmaceuticals—6.4%
Allergan, Inc.	151,325	13,858,343
Merck & Co., Inc.	235,250	10,609,775
Novo Nordisk A.S. (ADR)	78,730	12,424,381
Perrigo Co. (a)	53,350	6,197,670
Shire plc (ADR)	83,800	7,433,060
Watson Pharmaceuticals, Inc.*	76,200	6,489,192

		57,012,421

Professional Services—1.0%
Verisk Analytics, Inc. - Class A*	178,600	8,503,146

Real Estate Investment Trusts—1.6%
American Tower Corp.	193,570	13,818,962

Real Estate Management & Development—0.7%
CBRE Group, Inc. - Class A*	333,670	6,142,865

Road & Rail—1.0%
Kansas City Southern	44,630	3,382,061
Union Pacific Corp.	44,480	5,279,776

		8,661,837

Semiconductors & Semiconductor Equipment—1.6%
Altera Corp.	204,710	6,957,069
Avago Technologies, Ltd.	216,440	7,546,181

		14,503,250

Software—5.0%
Autodesk, Inc.*	132,550	$4,423,193
Citrix Systems, Inc.*	111,480	8,536,024
Intuit, Inc.	162,910	9,592,141
Microsoft Corp.	544,650	16,219,677
Red Hat, Inc.*	106,260	6,050,444

		44,821,479

Specialty Retail—2.7%
Bed Bath & Beyond, Inc.*	35,190	2,216,970
Home Depot, Inc. (The)	224,560	13,556,687
Limited Brands, Inc.	170,990	8,422,968

		24,196,625

Textiles, Apparel & Luxury Goods—2.7%
Coach, Inc.	79,900	4,475,998
NIKE, Inc. - Class B	78,365	7,437,622
Ralph Lauren Corp.	40,700	6,155,061
VF Corp.	39,740	6,332,966

		24,401,647

Tobacco—1.2%
Philip Morris International, Inc.	119,790	10,773,913

Water Utilities—0.5%
American Water Works Co., Inc.	130,410	4,832,995

Total Common Stocks (Cost $768,082,797)		883,329,552

Short-Term Investments—2.3%

Mutual Fund—2.1%
State Street Navigator Securities Lending Prime Portfolio (b)	18,333,070	18,333,070

Repurchase Agreement—0.2%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/28/12 at 0.010% to be repurchased at $1,660,001 on 10/01/12, collateralized by $1,625,000 U.S. Treasury Note at 1.500% due 07/31/16 with a value of $1,694,670.	$1,660,000	1,660,000

Total Short-Term Investments (Cost $19,993,070)		19,993,070

Total Investments—101.7% (Cost $788,075,867#)		903,322,622
Other assets and liabilities (net)—(1.7)%		(14,751,675)

Net Assets—100.0%		$888,570,947

MIST-90

Met Investors Series Trust

Jennison Large Cap Equity Portfolio (formerly Rainier Large Cap Equity Portfolio)

Schedule of Investments as of September 30, 2012 (Unaudited)

#	As of September 30, 2012, the aggregate cost of investments was $788,075,867. The aggregate unrealized appreciation and depreciation of investments were $124,689,028 and $(9,442,273), respectively, resulting in net unrealized appreciation of $115,246,755.
*	Non-income producing security.
(a)	All or a portion of the security was held on loan. As of September 30, 2012, the market value of securities loaned was $18,000,646 and the collateral received consisted of cash in the amount of $18,333,070. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Represents investment of cash collateral received from securities lending transactions.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2012:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$883,329,552	$—	$—	$883,329,552
Short-Term Investments
Mutual Fund	18,333,070	—	—	18,333,070
Repurchase Agreement	—	1,660,000	—	1,660,000
Total Short-Term Investments	18,333,070	1,660,000	—	19,993,070
Total Investments	$901,662,622	$1,660,000	$—	$903,322,622

*	See Schedule of Investments for additional detailed categorizations.

MIST-91

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stocks—27.8% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.3%
Honeywell International, Inc.	3,895	$232,726
Northrop Grumman Corp.	575	38,197
United Technologies Corp.	5,926	463,947

		734,870

Air Freight & Logistics—0.2%
Deutsche Post AG	21,087	412,263
United Parcel Service, Inc. - Class B	2,400	171,768
Yamato Holdings Co., Ltd.	5,400	85,490

		669,521

Airlines—0.0%
Southwest Airlines Co.	4,394	38,535

Auto Components—0.3%
Bridgestone Corp.	26,600	616,438
Continental AG	1,214	119,098
Delphi Automotive plc*	954	29,574
Johnson Controls, Inc.	2,410	66,034

		831,144

Automobiles—0.4%
Bayerische Motoren Werke (BMW) AG	1,530	112,166
General Motors Co.*	4,553	103,581
Honda Motor Co., Ltd.	11,300	346,737
Nissan Motor Co., Ltd.	33,200	282,663
Toyota Motor Corp.	9,100	357,051

		1,202,198

Beverages—0.5%
Beam, Inc.	626	36,020
Carlsberg A.S. - Class B	2,735	242,515
Coca-Cola Co. (The)	16,300	618,259
Coca-Cola Enterprises, Inc.	2,734	85,492
Constellation Brands, Inc. - Class A*	640	20,704
Dr Pepper Snapple Group, Inc.	1,652	73,564
PepsiCo, Inc.	4,468	316,201
SABMiller plc	4,956	218,029

		1,610,784

Biotechnology—0.2%
Biogen Idec, Inc.*	2,001	298,609
Celgene Corp.*	3,748	286,347
Vertex Pharmaceuticals, Inc.*	660	36,927

		621,883

Building Products—0.0%
Masco Corp.	5,230	78,711

Capital Markets—0.2%
Ameriprise Financial, Inc.	2,480	140,591
Goldman Sachs Group, Inc. (The)	1,270	144,374
Invesco, Ltd.	6,386	159,586
State Street Corp.	5,679	238,291

		682,842

Chemicals—0.7%
Air Products & Chemicals, Inc.	2,798	$231,394
BASF SE	9,883	835,089
CF Industries Holdings, Inc.	136	30,225
Dow Chemical Co. (The)	2,699	78,163
E.I. du Pont de Nemours & Co.	6,057	304,485
Georgia Gulf Corp.	855	30,968
Solvay S.A.	1,736	201,581
Syngenta AG	1,304	487,306

		2,199,211

Commercial Banks—1.8%
Australia & New Zealand Banking Group, Ltd.	9,385	240,059
Comerica, Inc.	930	28,876
Commonwealth Bank of Australia	3,427	197,585
HSBC Holdings plc	79,477	737,477
Huntington Bancshares, Inc.	4,796	33,092
KeyCorp.	4,420	38,631
Mitsubishi UFJ Financial Group, Inc.	197,400	919,740
Mizuho Financial Group, Inc.	379,900	614,957
Regions Financial Corp.	3,290	23,721
Standard Chartered plc	16,888	382,542
Sumitomo Mitsui Financial Group, Inc.	28,300	880,381
SunTrust Banks, Inc.	3,536	99,963
Swedbank AB - A Shares	9,797	184,287
Wells Fargo & Co.	21,317	736,076
Westpac Banking Corp.	6,855	176,068

		5,293,455

Commercial Services & Supplies—0.1%
Tyco International, Ltd.	5,368	302,004

Communications Equipment—0.3%
Cisco Systems, Inc.	18,285	349,061
QUALCOMM, Inc.	4,009	250,522
Telefonaktiebolaget LM Ericsson - Class B	17,973	163,930

		763,513

Computers & Peripherals—1.1%
Apple, Inc.	2,583	1,723,533
EMC Corp.*	1,323	36,078
Fujitsu, Ltd.	37,000	138,801
Gemalto N.V.	13,940	1,227,935
Hewlett-Packard Co.	5,985	102,104
NetApp, Inc.*	1,027	33,768

		3,262,219

Construction & Engineering—0.1%
Fluor Corp.	4,029	226,752

Consumer Finance—0.1%
American Express Co.	2,822	160,459
Capital One Financial Corp.	4,480	255,405

		415,864

Containers & Packaging—0.0%
Crown Holdings, Inc.*	1,179	43,328

MIST-92

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Diversified Financial Services—0.4%
Bank of America Corp.	34,018	$300,379
Citigroup, Inc.	10,186	333,286
CME Group, Inc.	1,857	106,406
Deutsche Boerse AG	3,313	183,475
ORIX Corp.	1,400	140,383

		1,063,929

Diversified Telecommunication Services—0.9%
AT&T, Inc.	10,095	380,581
BT Group plc	71,414	266,370
Nippon Telegraph & Telephone Corp.	6,000	284,710
Singapore Telecommunications, Ltd.	134,000	348,710
Telecom Corp. of New Zealand, Ltd.	231,126	455,320
Telenor ASA	8,866	173,052
Telstra Corp., Ltd.	91,317	370,455
Verizon Communications, Inc.	9,209	419,654

		2,698,852

Electric Utilities—0.2%
American Electric Power Co., Inc.	1,120	49,213
N.V. Energy, Inc.	5,308	95,597
NextEra Energy, Inc.	4,129	290,392
OGE Energy Corp.	102	5,657

		440,859

Electrical Equipment—0.2%
Emerson Electric Co.	5,035	243,039
Mitsubishi Electric Corp.	25,000	184,105
Schneider Electric S.A.	4,072	241,858

		669,002

Electronic Equipment, Instruments & Components—0.3%
Anritsu Corp.	49,000	634,965
Hitachi, Ltd.	37,000	205,594

		840,559

Energy Equipment & Services—0.3%
Baker Hughes, Inc.	2,201	99,551
Ensco plc - Class A	1,948	106,283
Halliburton Co.	5,803	195,503
National Oilwell Varco, Inc.	1,245	99,737
Petrofac, Ltd.	4,632	119,661
Schlumberger, Ltd.	1,654	119,634
Weatherford International, Ltd.*	1,816	23,027

		763,396

Food & Staples Retailing—0.2%
CVS Caremark Corp.	2,991	144,824
FamilyMart Co., Ltd.	5,800	285,207
Kroger Co. (The)	2,523	59,391
Safeway, Inc.	900	14,481
Wal-Mart Stores, Inc.	1,981	146,198
Walgreen Co.	2,004	73,026

		723,127

Food Products—1.6%
Archer-Daniels-Midland Co.	6,683	$181,644
ConAgra Foods, Inc.	2,180	60,146
First Resources, Ltd.	140,000	240,877
General Mills, Inc.	5,008	199,569
GrainCorp, Ltd. - Class A	59,596	553,595
Kellogg Co.	486	25,107
Kraft Foods, Inc. - Class A	9,876	408,373
Nestle S.A.	20,918	1,319,531
Nutreco N.V.	7,855	582,663
Smithfield Foods, Inc.*	1,624	31,912
Unilever N.V.	10,828	383,575
Unilever plc	17,461	635,965
Viscofan S.A.	4,382	200,955

		4,823,912

Gas Utilities—0.0%
AGL Resources, Inc.	670	27,410
UGI Corp.	1,030	32,702

		60,112

Health Care Equipment & Supplies—0.2%
Baxter International, Inc.	2,545	153,362
CareFusion Corp.*	6,451	183,144
Covidien plc	4,443	264,003
Hologic, Inc.*	685	13,864
St. Jude Medical, Inc.	301	12,681

		627,054

Health Care Providers & Services—0.2%
Aetna, Inc.	712	28,195
AmerisourceBergen Corp.	3,016	116,750
Humana, Inc.	2,122	148,858
UnitedHealth Group, Inc.	5,281	292,620

		586,423

Hotels, Restaurants & Leisure—0.5%
Carnival Corp.	3,366	122,657
Intercontinental Hotels Group plc	12,111	317,693
Sands China, Ltd.	31,600	117,130
Sodexo	3,294	248,292
William Hill plc	102,170	523,636

		1,329,408

Household Durables—0.8%
Barratt Developments plc*	138,069	378,557
Berkeley Group Holdings plc*	44,101	1,002,795
DR Horton, Inc.	1,440	29,722
Lennar Corp. - Class A	960	33,379
Persimmon plc	66,918	822,045
PulteGroup, Inc.*	8,675	134,463

		2,400,961

Household Products—0.1%
Clorox Co. (The)	734	52,885
Energizer Holdings, Inc.	198	14,773
Procter & Gamble Co. (The)	2,993	207,594

		275,252

MIST-93

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Independent Power Producers & Energy Traders—0.0%
Drax Group plc	6,796	$55,712

Industrial Conglomerates—0.2%
General Electric Co.	14,021	318,417
Hutchison Whampoa, Ltd.	20,000	192,776
Siemens AG	1,751	174,858

		686,051

Insurance—2.2%
ACE, Ltd.	2,234	168,890
Aegon N.V.	178,166	930,650
Allianz SE	5,371	639,530
AXA S.A.	47,452	709,071
Axis Capital Holdings, Ltd.	340	11,873
Berkshire Hathaway, Inc. - Class B*	1,179	103,988
Dai-ichi Life Insurance Co., Ltd. (The)	95	107,729
Everest Re Group, Ltd.	780	83,429
Hartford Financial Services Group, Inc.	6,070	118,001
Legal & General Group plc	173,438	370,611
Lincoln National Corp.	1,280	30,963
Muenchener Rueckversicherungs AG	2,027	316,729
Prudential Financial, Inc.	3,890	212,044
Prudential plc	61,710	800,739
Standard Life plc	111,257	491,556
Swiss Re AG*	12,343	794,245
Zurich Financial Services AG*	2,276	566,705

		6,456,753

Internet & Catalog Retail—0.1%
Amazon.com, Inc.*	1,039	264,239
Expedia, Inc.	548	31,696

		295,935

Internet Software & Services—0.2%
eBay, Inc.*	2,843	137,630
Google, Inc. - Class A*	791	596,809

		734,439

IT Services—0.3%
Cognizant Technology Solutions Corp. - Class A*	1,116	78,031
International Business Machines Corp.	2,601	539,577
MasterCard, Inc. - Class A	148	66,819
Visa, Inc. - Class A	1,368	183,695

		868,122

Machinery—0.2%
Deere & Co.	929	76,633
PACCAR, Inc.	5,129	205,288
SPX Corp.	900	58,869
Stanley Black & Decker, Inc.	387	29,509
Weir Group plc (The)	2,565	73,460

		443,759

Media—0.5%
CBS Corp. - Class B	8,173	296,925
Comcast Corp. - Class A	7,191	257,222

Media—(Continued)
DIRECTV - Class A*	774	$40,604
DISH Network Corp. - Class A	940	28,774
Pearson plc	22,639	443,006
Time Warner Cable, Inc.	1,766	167,876
Time Warner, Inc.	7,678	348,044

		1,582,451

Metals & Mining—0.3%
Alcoa, Inc.	9,650	85,403
First Quantum Minerals, Ltd.	10,017	213,464
Freeport-McMoRan Copper & Gold, Inc.	1,619	64,080
Rio Tinto plc	8,463	395,614
Walter Energy, Inc.	833	27,039

		785,600

Multi-Utilities—0.5%
CenterPoint Energy, Inc.	2,780	59,214
Centrica plc	40,206	213,106
DTE Energy Co.	1,451	86,973
E.ON AG	7,467	177,453
GDF Suez	3,519	78,862
National Grid plc	42,231	466,191
NiSource, Inc.	1,200	30,576
PG&E Corp.	4,801	204,859
Sempra Energy	3,371	217,396

		1,534,630

Multiline Retail—0.1%
Big Lots, Inc.*	137	4,053
Macy’s, Inc.	1,750	65,835
Target Corp.	4,873	309,289

		379,177

Office Electronics—0.1%
Canon, Inc.	5,600	179,216

Oil, Gas & Consumable Fuels—2.1%
Anadarko Petroleum Corp.	1,153	80,618
Apache Corp.	1,416	122,442
BG Group plc	15,878	321,515
BP plc	66,052	466,208
Chesapeake Energy Corp.	1,514	28,569
Chevron Corp.	6,989	814,638
ConocoPhillips	1,200	68,616
Denbury Resources, Inc.*	900	14,544
Devon Energy Corp.	931	56,325
ENI S.p.A.	24,149	529,854
EOG Resources, Inc.	1,172	131,323
Exxon Mobil Corp.	7,546	690,082
JX Holdings, Inc.	18,900	103,327
Kinder Morgan, Inc.	2,825	100,344
Marathon Oil Corp.	3,170	93,737
Occidental Petroleum Corp.	3,677	316,443
Peabody Energy Corp.	2,955	65,867
Royal Dutch Shell plc - A Shares	39,428	1,365,576
Royal Dutch Shell plc - B Shares	10,268	365,215
Total S.A.	3,427	170,455

MIST-94

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Oil, Gas & Consumable Fuels—(Continued)
Tullow Oil plc	8,163	$181,066
Valero Energy Corp.	4,134	130,965

		6,217,729

Paper & Forest Products—0.1%
Stora Enso Oyj - R Shares	13,157	81,711
UPM-Kymmene Oyj	7,956	90,259

		171,970

Personal Products—0.2%
L’Oreal S.A.	3,815	472,604

Pharmaceuticals—2.8%
Abbott Laboratories	4,422	303,172
Allergan, Inc.	1,327	121,527
Bayer AG	14,912	1,283,057
GlaxoSmithKline plc	54,128	1,248,613
Johnson & Johnson	1,901	130,998
Merck & Co., Inc.	14,236	642,044
Mylan, Inc.*	3,400	82,960
Novartis AG	8,133	497,792
Novo Nordisk A.S. - Class B	2,195	346,446
Pfizer, Inc.	20,153	500,802
Roche Holding AG	5,846	1,092,065
Sanofi	14,150	1,208,823
Shire plc	5,903	174,725
Teva Pharmaceutical Industries, Ltd.	9,337	386,546
Teva Pharmaceutical Industries, Ltd. (ADR)	2,778	115,037

		8,134,607

Professional Services—0.1%
Experian plc	12,785	212,750

Real Estate Investment Trusts—0.8%
Alexandria Real Estate Equities, Inc.	1,145	84,180
American Tower Corp.	324	23,130
Apartment Investment & Management Co. - Class A	1,780	46,262
CBL & Associates Properties, Inc.	2,276	48,570
Duke Realty Corp.	1,640	24,108
Equity Lifestyle Properties, Inc.	201	13,692
Essex Property Trust, Inc.	261	38,691
First Real Estate Investment Trust	693,000	592,538
Highwoods Properties, Inc.	800	26,096
Home Properties, Inc.	711	43,563
LaSalle Hotel Properties	1,568	41,850
Liberty Property Trust	1,476	53,490
Lippo Malls Indonesia Retail Trust	1,453,000	537,734
Mapletree Logistics Trust	621,000	568,192
National Retail Properties, Inc.	2,360	71,980
Plum Creek Timber Co., Inc.	1,068	46,821
Post Properties, Inc.	122	5,851
Public Storage	328	45,648
Weyerhaeuser Co.	2,561	66,945

		2,379,341

Real Estate Management & Development—0.4%
Deutsche Wohnen AG	29,418	$517,222
GSW Immobilien AG	9,769	362,800
Mitsubishi Estate Co., Ltd.	9,000	172,181

		1,052,203

Road & Rail—0.5%
CSX Corp.	14,909	309,362
East Japan Railway Co.	5,500	364,247
Norfolk Southern Corp.	2,115	134,577
Union Pacific Corp.	3,597	426,964
West Japan Railway Co.	6,900	294,420

		1,529,570

Semiconductors & Semiconductor Equipment—0.3%
Altera Corp.	2,576	87,545
ASML Holding N.V.	3,781	202,688
Broadcom Corp. - Class A*	2,041	70,578
Intel Corp.	4,792	108,683
KLA-Tencor Corp.	939	44,795
Lam Research Corp.*	4,250	135,086
LSI Corp.*	5,620	38,834
Marvell Technology Group, Ltd.	3,066	28,054
Texas Instruments, Inc.	3,977	109,566

		825,829

Software—0.8%
Adobe Systems, Inc.*	2,484	80,630
Citrix Systems, Inc.*	438	33,538
Microsoft Corp.	24,942	742,773
Oracle Corp.	18,432	580,424
SAP AG	12,353	875,968

		2,313,333

Specialty Retail—0.5%
AutoZone, Inc.*	503	185,944
Home Depot, Inc. (The)	7,088	427,902
Inditex S.A.	1,435	178,149
Kingfisher plc	28,385	121,291
Lowe’s Cos., Inc.	7,357	222,476
Nitori Holdings Co., Ltd.	950	88,172
O’Reilly Automotive, Inc.*	274	22,912
Staples, Inc.	1,609	18,536
TJX Cos., Inc.	4,073	182,430

		1,447,812

Textiles, Apparel & Luxury Goods—0.3%
Cie Financiere Richemont S.A. - Class A	5,563	333,545
Coach, Inc.	2,328	130,414
LVMH Moet Hennessy Louis Vuitton S.A.	1,017	153,367
VF Corp.	1,550	247,008

		864,334

Thrifts & Mortgage Finance—0.0%
People’s United Financial, Inc.	2,114	25,664

MIST-95

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/Par Amount†	Value

Tobacco—1.4%
Altria Group, Inc.	2,369	$79,101
British American Tobacco plc	23,963	1,232,145
Imperial Tobacco Group plc	20,435	757,464
Japan Tobacco, Inc.	43,700	1,309,714
Philip Morris International, Inc.	4,299	386,652
Swedish Match AB	10,364	419,602

		4,184,678

Trading Companies & Distributors—0.1%
Marubeni Corp.	21,000	133,906
Mitsui & Co., Ltd.	9,600	134,965

		268,871

Wireless Telecommunication Services—0.5%
Softbank Corp.	6,400	259,043
Vodafone Group plc	437,038	1,243,837

		1,502,880

Total Common Stocks (Cost $79,908,077)		81,885,700

Convertible Bonds—20.2%

Air Freight & Logistics—0.1%
Yamato Holdings Co., Ltd. Zero Coupon, 03/07/16 (JPY)	20,000,000	256,535

Beverages—0.4%
Asahi Group Holdings, Ltd. Zero Coupon, 05/26/28 (JPY)	81,000,000	1,101,502
Molson Coors Brewing Co. 2.500%, 07/30/13	130,000	135,200

		1,236,702

Biotechnology—0.2%
Amgen, Inc. 0.375%, 02/01/13	650,000	726,375
Gilead Sciences, Inc. 1.000%, 05/01/14	2,000	3,020

		729,395

Capital Markets—2.7%
Ares Capital Corp. 5.750%, 02/01/16	1,276,000	1,354,474
Billion Express Investments, Ltd. 0.750%, 10/18/15	1,800,000	1,917,900
Prospect Capital Corp. 5.375%, 10/15/17 (144A)	1,285,000	1,327,566
Qiagen Euro Finance S.A. 3.250%, 05/16/26	1,300,000	1,567,800
Solidium OY 0.500%, 09/29/15 (EUR)	1,400,000	1,869,953

		8,037,693

Computers & Peripherals—0.1%
NetApp, Inc. 1.750%, 06/01/13	380,000	$434,625

Consumer Finance—0.6%
Aeon Credit Service Co., Ltd. Zero Coupon, 03/23/16 (JPY)	70,000,000	1,093,190
Zero Coupon, 03/23/17 (JPY)	50,000,000	788,858

		1,882,048

Diversified Financial Services—2.7%
Industrivarden AB 2.500%, 02/27/15 (EUR)	1,050,000	1,578,683
1.875%, 02/27/17 (EUR)	500,000	656,339
ORIX Corp. 1.000%, 03/31/14 (JPY)	108,000,000	1,662,994
Siemens Financieringsmaatschappij N.V. 1.050%, 08/16/17	2,500,000	2,505,000
Temasek Financial III Pte, Ltd. Zero Coupon, 10/24/14 (SGD)	1,750,000	1,448,998

		7,852,014

Energy Equipment & Services—0.4%
Subsea 7 S.A. 2.250%, 10/11/13	200,000	230,600
Technip S.A. 0.250%, 01/01/17 (EUR)	761,033	1,066,460

		1,297,060

Food & Staples Retailing—0.5%
Aeon Co., Ltd. 0.300%, 11/22/13 (JPY)	107,000,000	1,448,329

Food Products—0.4%
Archer-Daniels-Midland Co. 0.875%, 02/15/14	235,000	236,322
Nippon Meat Packers, Inc. Zero Coupon, 03/03/14 (JPY)	63,000,000	810,305

		1,046,627

Hotels, Restaurants & Leisure—0.0%
International Game Technology 3.250%, 05/01/14	130,000	136,419

Household Durables—0.3%
Sekisui House, Ltd. Zero Coupon, 07/05/16 (JPY)	60,000,000	793,824

Household Products—0.2%
Unicharm Corp. Zero Coupon, 09/24/15 (JPY)	40,000,000	609,944

Industrial Conglomerates—0.8%
Fukuyama Transporting Co., Ltd. Zero Coupon, 03/22/17 (JPY)	40,000,000	520,566

MIST-96

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2012 (Unaudited)

Convertible Bonds—(Continued)

Security Description	Par Amount†	Value

Industrial Conglomerates—(Continued)
Glencore Finance Europe S.A. 5.000%, 12/31/14	1,600,000	$1,926,400

		2,446,966

Internet & Catalog Retail—0.5%
priceline.com, Inc. 1.000%, 03/15/18 (144A)	1,280,000	1,380,800

IT Services—0.1%
Cap Gemini S.A. 3.500%, 01/01/14 (EUR)	575,000	263,355

Life Sciences Tools & Services—0.1%
Illumina, Inc. 0.250%, 03/15/16 (144A)	160,000	149,900

Media—0.1%
Omnicom Group, Inc. Zero Coupon, 07/01/38	50,000	55,156
Publicis Groupe S.A. 1.000%, 01/18/18 (EUR)	280,000	186,128

		241,284

Metals & Mining—1.8%
Allegheny Technologies, Inc. 4.250%, 06/01/14	120,000	138,525
Goldcorp, Inc. 2.000%, 08/01/14	320,000	387,400
Newmont Mining Corp. 1.250%, 07/15/14	500,000	675,938
Royal Gold, Inc. 2.875%, 06/15/19	1,850,000	2,246,594
Salzgitter Finance B.V. 2.000%, 11/08/17 (EUR)	1,300,000	1,915,302

		5,363,759

Pharmaceuticals—0.7%
Sawai Pharmaceutical Co., Ltd. Zero Coupon, 09/17/15 (JPY)	117,000,000	1,681,013
Teva Pharmaceutical Finance Co. LLC 0.250%, 02/01/26	225,000	239,062

		1,920,075

Real Estate Investment Trusts—2.0%
BioMed Realty L.P. 3.750%, 01/15/30 (144A)	1,615,000	1,897,625
Boston Properties L.P. 3.750%, 05/15/36	430,000	494,500
Commonwealth Property Office Fund 5.250%, 12/11/16 (AUD)	1,000,000	1,094,611
Derwent London Capital Jersey, Ltd. 2.750%, 07/15/16 (GBP)	500,000	877,643
National Retail Properties, Inc. 5.125%, 06/15/28	200,000	240,500

Real Estate Investment Trusts—(Continued)
Ruby Assets Pte, Ltd. 1.600%, 02/01/17 (SGD)	1,500,000	$1,372,026

		5,976,905

Real Estate Management & Development—1.0%
CapitaLand, Ltd. 2.875%, 09/03/16 (SGD)	1,500,000	1,237,675
ProLogis L.P. 3.250%, 03/15/15	950,000	1,070,531
Swiss Prime Site AG 1.875%, 01/20/15 (CHF)	580,000	664,179

		2,972,385

Semiconductors & Semiconductor Equipment —2.3%
Intel Corp. 2.950%, 12/15/35	1,170,000	1,278,225
Lam Research Corp. 0.500%, 05/15/16	2,263,000	2,149,850
Linear Technology Corp. 3.000%, 05/01/27	1,030,000	1,071,844
Novellus Systems, Inc. 2.625%, 05/15/41	850,000	948,281
Xilinx, Inc. 3.125%, 03/15/37	1,030,000	1,236,000

		6,684,200

Software—0.3%
Electronic Arts, Inc. 0.750%, 07/15/16	60,000	55,050
Microsoft Corp. Zero Coupon, 06/15/13 (144A)	500,000	523,125
Symantec Corp. 1.000%, 06/15/13	325,000	353,641

		931,816

Textiles, Apparel & Luxury Goods—0.6%
Adidas AG 0.250%, 06/14/19 (EUR)	1,200,000	1,695,032

Wireless Telecommunication Services—1.3%
KDDI Corp. Zero Coupon, 12/14/15 (JPY)	160,000,000	2,306,766
SK Telecom Co., Ltd. 1.750%, 04/07/14	1,300,000	1,394,250

		3,701,016

Total Convertible Bonds (Cost $58,039,994)		59,488,708

Domestic Bonds & Debt Securities—18.5%

Aerospace & Defense—0.3%
Honeywell International, Inc. 5.300%, 03/15/17	105,000	124,266
Lockheed Martin Tactical Systems, Inc. 7.000%, 09/15/23	150,000	195,622

MIST-97

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2012 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount†	Value

Aerospace & Defense—(Continued)
United Technologies Corp.
5.375%, 12/15/17	173,000	$210,697
6.700%, 08/01/28	233,000	319,523
6.050%, 06/01/36	100,000	134,696

		984,804

Air Freight & Logistics—0.1%
United Parcel Service of America, Inc. 8.375%, 04/01/30 (a)	100,000	153,528
United Parcel Service, Inc.
1.125%, 10/01/17	32,000	32,183
2.450%, 10/01/22	14,000	14,159

		199,870

Airlines—0.0%
Continental Airlines 2012-2 Class A Pass-Through Certificates 4.000%, 10/29/24	42,000	43,181
Delta Air Lines Pass-Through Trust 4.750%, 05/07/20	71,000	73,840

		117,021

Auto Components—0.1%
Johnson Controls, Inc. 5.500%, 01/15/16	135,000	154,841

Automobiles—0.3%
Daimler Finance North America LLC 8.500%, 01/18/31	180,000	285,910
PACCAR Financial Corp. 1.600%, 03/15/17	150,000	153,333
Toyota Motor Credit Corp. 2.050%, 01/12/17	300,000	312,290
4.250%, 01/11/21	150,000	171,891

		923,424

Beverages—0.6%
Anheuser-Busch Cos. LLC 6.800%, 08/20/32	180,000	251,081
5.950%, 01/15/33	80,000	102,559
5.750%, 04/01/36	60,000	77,074
Anheuser-Busch InBev Worldwide, Inc. 2.500%, 07/15/22	42,000	42,687
8.000%, 11/15/39	50,000	82,191
Beam, Inc. 5.375%, 01/15/16	432,000	492,093
Coca-Cola Co. (The) 7.375%, 07/29/93	100,000	148,298
Diageo Investment Corp. 2.875%, 05/11/22	200,000	208,944
7.450%, 04/15/35	70,000	105,078
PepsiCo, Inc. 5.000%, 06/01/18	250,000	297,509

		1,807,514

Biotechnology—0.3%
Amgen, Inc. 3.875%, 11/15/21	175,000	$188,404
6.900%, 06/01/38	100,000	132,936
5.150%, 11/15/41	75,000	83,902
Celgene Corp. 3.250%, 08/15/22	174,000	176,021
Genzyme Corp. 3.625%, 06/15/15	150,000	162,079
Gilead Sciences, Inc. 4.500%, 04/01/21	100,000	114,874
4.400%, 12/01/21	125,000	142,346

		1,000,562

Capital Markets—1.4%
Ameriprise Financial, Inc. 5.650%, 11/15/15	150,000	170,491
Bank of New York Mellon Corp. (The) 4.600%, 01/15/20	200,000	229,783
BlackRock, Inc. 3.375%, 06/01/22	100,000	106,124
Goldman Sachs Group, Inc. (The) 6.250%, 09/01/17	500,000	586,716
7.500%, 02/15/19	750,000	931,361
6.125%, 02/15/33	300,000	338,202
Jefferies Group, Inc. 5.125%, 04/13/18	75,000	76,500
8.500%, 07/15/19	75,000	86,438
Merrill Lynch & Co., Inc. 6.400%, 08/28/17	100,000	116,461
Morgan Stanley 5.450%, 01/09/17	300,000	327,493
5.625%, 09/23/19	800,000	875,252
5.500%, 01/26/20	100,000	109,014
State Street Bank and Trust Co. 5.250%, 10/15/18	95,000	113,257

		4,067,092

Chemicals—0.4%
Dow Chemical Co. (The) 8.550%, 05/15/19	100,000	134,275
Ecolab, Inc. 4.875%, 02/15/15	150,000	163,992
EI du Pont de Nemours & Co. 4.250%, 04/01/21	201,000	233,409
Mosaic Co. (The) 4.875%, 11/15/41	100,000	111,258
Mosaic Global Holdings, Inc. 7.300%, 01/15/28	10,000	12,823
PPG Industries, Inc. 3.600%, 11/15/20	155,000	167,547
Praxair, Inc. 5.375%, 11/01/16	155,000	181,913
Union Carbide Corp. 7.875%, 04/01/23	30,000	37,502
7.750%, 10/01/96	100,000	114,236

		1,156,955

MIST-98

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2012 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount†	Value

Commercial Banks—1.4%
BB&T Corp. 1.600%, 08/15/17	44,000	$44,842
3.950%, 03/22/22	175,000	190,576
Fifth Third Bancorp 3.625%, 01/25/16	155,000	167,337
HSBC Bank USA NA 4.875%, 08/24/20	500,000	539,802
HSBC Finance Corp. 0.705%, 01/15/14 (b)	300,000	298,191
0.848%, 06/01/16 (b)	100,000	95,635
KeyBank N.A. 4.950%, 09/15/15	167,000	182,636
KeyCorp. 3.750%, 08/13/15	200,000	215,868
National City Bank of Indiana 4.250%, 07/01/18	250,000	279,415
SunTrust Banks, Inc. 0.660%, 04/01/15 (b)	377,000	367,127
6.000%, 09/11/17	150,000	174,877
US Bank NA 0.735%, 10/14/14 (b)	150,000	149,727
Wachovia Bank N.A. 6.000%, 11/15/17	250,000	301,821
Wachovia Corp. 6.605%, 10/01/25	222,000	270,995
Wells Fargo & Co. 5.125%, 09/15/16	50,000	56,276
5.625%, 12/11/17	700,000	841,402

		4,176,527

Commercial Services & Supplies—0.3%
Republic Services, Inc. 5.500%, 09/15/19	100,000	118,594
6.086%, 03/15/35	130,000	158,086
Waste Management, Inc. 7.375%, 03/11/19	100,000	128,400
2.900%, 09/15/22	54,000	54,036
7.375%, 05/15/29	225,000	299,456

		758,572

Communications Equipment—0.2%
Cisco Systems, Inc. 5.900%, 02/15/39	500,000	664,675

Computers & Peripherals—0.2%
Dell, Inc. 5.650%, 04/15/18	100,000	117,102
7.100%, 04/15/28	100,000	123,840
Hewlett-Packard Co. 3.000%, 09/15/16	200,000	206,887
3.750%, 12/01/20	150,000	149,869

		597,698

Construction Materials—0.1%
CRH America, Inc. 6.000%, 09/30/16	150,000	167,486

Consumer Finance—0.6%
American Express Co. 7.000%, 03/19/18	100,000	$126,710
American Express Credit Corp. 1.750%, 06/12/15	200,000	204,709
2.750%, 09/15/15	150,000	158,137
Capital One Financial Corp. 7.375%, 05/23/14	250,000	275,254
Caterpillar Financial Services Corp. 7.050%, 10/01/18	155,000	201,792
Ford Motor Credit Co. LLC 4.250%, 09/20/22	415,000	426,137
John Deere Capital Corp. 0.950%, 06/29/15	44,000	44,426
1.200%, 10/10/17	59,000	59,354
2.250%, 04/17/19	75,000	78,238
2.800%, 01/27/23	122,000	126,296

		1,701,053

Diversified Financial Services—1.8%
Aon Corp. 3.125%, 05/27/16	100,000	106,017
Bank of America Corp. 5.625%, 10/14/16	300,000	338,099
7.625%, 06/01/19	250,000	312,605
5.625%, 07/01/20	700,000	799,490
Citigroup, Inc. 6.125%, 11/21/17	350,000	412,288
6.125%, 05/15/18	200,000	237,051
8.500%, 05/22/19	473,000	626,381
6.625%, 01/15/28	100,000	119,584
5.875%, 05/29/37	100,000	118,003
CME Group, Inc. 3.000%, 09/15/22	300,000	302,262
General Electric Capital Corp. 1.625%, 07/02/15	536,000	545,741
6.000%, 08/07/19	300,000	365,414
6.750%, 03/15/32	525,000	674,532
National Rural Utilities Cooperative Finance Corp. 10.375%, 11/01/18	40,000	59,263
8.000%, 03/01/32	125,000	191,126

		5,207,856

Diversified Telecommunication Services—0.8%
BellSouth Capital Funding Corp. 7.875%, 02/15/30	350,000	471,242
7.120%, 07/15/97	52,000	66,082
BellSouth Telecommunications, Inc. 6.375%, 06/01/28	450,000	538,933
GTE Corp. 6.840%, 04/15/18	283,000	358,019
Qwest Corp. 6.875%, 09/15/33	100,000	101,750
Verizon Communications, Inc. 0.972%, 03/28/14 (b)	64,000	64,518
5.500%, 02/15/18	100,000	122,068

MIST-99

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2012 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount†	Value

Diversified Telecommunication Services—(Continued)
Verizon Global Funding Corp. 7.750%, 06/15/32	341,000	$508,615

		2,231,227

Electric Utilities—0.8%
Alabama Power Co. 5.500%, 10/15/17	147,000	177,488
5.700%, 02/15/33	100,000	125,278
CenterPoint Energy Houston Electric LLC 5.600%, 07/01/23	22,000	27,537
6.950%, 03/15/33	100,000	143,762
Commonwealth Edison Co. 5.875%, 02/01/33	150,000	194,017
Connecticut Light & Power Co. (The) 5.500%, 02/01/19	250,000	300,736
Duke Energy Carolinas LLC 4.300%, 06/15/20	105,000	121,245
6.000%, 01/15/38	60,000	79,078
4.000%, 09/30/42	—	—
NextEra Energy Capital Holdings, Inc. 1.200%, 06/01/15	49,000	49,343
7.875%, 12/15/15	100,000	119,554
Northeast Utilities 1.129%, 09/20/13 (b)	95,000	95,585
Peco Energy Co. 5.350%, 03/01/18	250,000	300,029
2.375%, 09/15/22	250,000	252,503
Southern California Edison Co. 0.839%, 09/15/14 (b)	104,000	104,434
4.650%, 04/01/15	150,000	164,105
Toledo Edison Co. (The) 7.250%, 05/01/20	90,000	118,165

		2,372,859

Electrical Equipment—0.1%
ABB Finance USA, Inc. 1.625%, 05/08/17	165,000	167,852
2.875%, 05/08/22	100,000	103,596
Emerson Electric Co. 6.000%, 08/15/32	70,000	92,612

		364,060

Electronic Equipment, Instruments & Components—0.0%
Arrow Electronics, Inc. 6.000%, 04/01/20	100,000	113,103

Energy Equipment & Services—0.2%
Baker Hughes, Inc. 6.875%, 01/15/29	50,000	67,868
Cameron International Corp. 1.351%, 06/02/14 (b)	80,000	79,979
6.375%, 07/15/18	80,000	97,280
Halliburton Co. 6.700%, 09/15/38	100,000	142,498
Nabors Industries, Inc. 9.250%, 01/15/19	100,000	131,036

Energy Equipment & Services—(Continued)
Weatherford International, Inc. 6.800%, 06/15/37	100,000	$109,800

		628,461

Food & Staples Retailing—0.4%
CVS Pass-Through Trust 5.880%, 01/10/28	45,051	50,723
Kroger Co. (The) 6.400%, 08/15/17	100,000	121,147
7.700%, 06/01/29	110,000	142,697
Wal-Mart Stores, Inc. 4.125%, 02/01/19	250,000	285,543
3.250%, 10/25/20	200,000	220,373
6.750%, 10/15/23	111,000	153,236
5.875%, 04/05/27	90,000	122,007
Walgreen Co. 3.100%, 09/15/22	94,000	95,597

		1,191,323

Food Products—0.6%
Archer-Daniels-Midland Co. 7.500%, 03/15/27	150,000	207,553
5.375%, 09/15/35	100,000	121,526
Bunge, Ltd. Finance Corp. 3.200%, 06/15/17	100,000	104,956
ConAgra Foods, Inc. 2.100%, 03/15/18	21,000	21,340
7.125%, 10/01/26	40,000	52,728
General Mills, Inc. 3.150%, 12/15/21	144,000	150,147
HJ Heinz Finance Co. 6.750%, 03/15/32	157,000	201,478
Kellogg Co. 4.000%, 12/15/20	100,000	112,302
7.450%, 04/01/31	150,000	210,069
Kraft Foods, Inc. 6.500%, 11/01/31	315,000	402,603
Mead Johnson Nutrition Co. 4.900%, 11/01/19	100,000	114,279
Ralcorp Holdings, Inc. 6.625%, 08/15/39	125,000	132,900

		1,831,881

Gas Utilities—0.2%
Atmos Energy Corp. 6.350%, 06/15/17	155,000	187,522
8.500%, 03/15/19	100,000	133,686
CenterPoint Energy Resources Corp. 5.950%, 01/15/14	100,000	106,341

		427,549

Health Care Equipment & Supplies—0.1%
Baxter International, Inc. 2.400%, 08/15/22	112,000	113,061
DENTSPLY International, Inc. 1.935%, 08/15/13 (b)	40,000	40,212

MIST-100

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2012 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount†	Value

Health Care Equipment & Supplies—(Continued)
Medtronic, Inc. 4.500%, 03/15/14	150,000	$158,624

		311,897

Health Care Providers & Services—0.4%
Aetna, Inc. 3.950%, 09/01/20	216,000	234,921
Cardinal Health, Inc. 4.000%, 06/15/15	200,000	215,591
Express Scripts Holding Co. 7.250%, 06/15/19	100,000	129,044
Quest Diagnostics, Inc. 6.400%, 07/01/17	150,000	178,624
6.950%, 07/01/37	25,000	32,816
UnitedHealth Group, Inc. 5.800%, 03/15/36	150,000	181,995
WellPoint, Inc. 3.125%, 05/15/22	100,000	100,022
3.300%, 01/15/23	35,000	35,477
5.950%, 12/15/34	170,000	199,834

		1,308,324

Household Products—0.1%
Kimberly-Clark Corp. 6.125%, 08/01/17	98,000	120,483
Procter & Gamble Co. (The) 8.000%, 10/26/29	160,000	237,554

		358,037

Independent Power Producers & Energy Traders—0.1%
PSEG Power LLC 5.320%, 09/15/16	45,000	51,221
4.150%, 09/15/21	110,000	119,306

		170,527

Insurance—0.6%
ACE INA Holdings, Inc. 5.875%, 06/15/14	15,000	16,321
5.700%, 02/15/17	77,000	91,527
5.800%, 03/15/18	100,000	122,733
Aflac, Inc. 8.500%, 05/15/19	150,000	201,178
Allstate Corp. (The) 7.450%, 05/16/19	150,000	196,616
6.125%, 12/15/32	100,000	127,771
Berkshire Hathaway Finance Corp. 3.000%, 05/15/22	400,000	415,536
Boeing Capital Corp. 4.700%, 10/27/19	255,000	303,080
CNA Financial Corp. 7.250%, 11/15/23	153,000	189,295
Travelers Property Casualty Corp. 6.375%, 03/15/33	100,000	134,039

		1,798,096

Internet Software & Services—0.1%
eBay, Inc. 3.250%, 10/15/20	133,000	$143,317
2.600%, 07/15/22	37,000	37,337

		180,654

IT Services—0.1%
International Business Machines Corp. 5.700%, 09/14/17	300,000	368,103

Machinery—0.3%
Caterpillar, Inc. 1.500%, 06/26/17	69,000	70,535
2.600%, 06/26/22	31,000	31,756
Eaton Corp. 0.719%, 06/16/14 (b)	330,000	331,126
Illinois Tool Works, Inc. 6.250%, 04/01/19	172,000	216,767
3.900%, 09/01/42	200,000	202,770

		852,954

Media—1.0%
CBS Corp. 7.875%, 09/01/23	100,000	128,722
Comcast Corp. 5.875%, 02/15/18	100,000	121,801
7.050%, 03/15/33	187,000	246,076
6.500%, 11/15/35	185,000	239,688
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc. 5.875%, 10/01/19	200,000	235,594
5.200%, 03/15/20	100,000	113,859
Historic TW, Inc. 6.875%, 06/15/18	100,000	126,894
NBCUniversal Media LLC 2.875%, 01/15/23	450,000	449,177
News America, Inc. 7.300%, 04/30/28	218,000	272,042
7.625%, 11/30/28	100,000	128,970
Time Warner Entertainment Co. L.P. 8.375%, 07/15/33	250,000	364,513
Time Warner, Inc. 7.625%, 04/15/31	75,000	105,064
Viacom, Inc. 6.125%, 10/05/17	200,000	240,516
Walt Disney Co. (The) 3.750%, 06/01/21	100,000	113,239

		2,886,155

Metals & Mining—0.1%
Nucor Corp. 5.750%, 12/01/17	250,000	304,141

Multi-Utilities—1.3%
AGL Capital Corp. 6.375%, 07/15/16	150,000	174,764
Appalachian Power Co. 3.400%, 05/24/15	75,000	79,412

MIST-101

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2012 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount†	Value

Multi-Utilities—(Continued)
Atlantic City Electric Co. 7.750%, 11/15/18	135,000	$180,980
Baltimore Gas & Electric Co. 2.800%, 08/15/22	143,000	144,700
Cleveland Electric Illuminating Co. (The) 7.880%, 11/01/17	85,000	107,201
Detroit Edison Co. (The) 5.450%, 02/15/35	30,000	35,936
Dominion Resources, Inc. 5.150%, 07/15/15	150,000	167,337
5.250%, 08/01/33	400,000	464,545
DTE Energy Co. 1.118%, 06/03/13 (b)	100,000	100,298
Florida Power & Light Co. 4.950%, 06/01/35	100,000	120,076
Kansas City Power & Light Co. 6.375%, 03/01/18	150,000	180,193
Nevada Power Co. 6.650%, 04/01/36	150,000	207,593
Nisource Finance Corp. 5.250%, 09/15/17	80,000	92,657
6.800%, 01/15/19	30,000	36,268
5.450%, 09/15/20	20,000	23,579
6.250%, 12/15/40	75,000	93,865
Pacific Gas & Electric Co. 2.450%, 08/15/22	91,000	91,380
PacifiCorp 5.500%, 01/15/19	65,000	79,607
5.900%, 08/15/34	15,000	19,228
6.100%, 08/01/36	116,000	155,557
PG&E Corp. 5.750%, 04/01/14	230,000	246,468
PPL Electric Utilities Corp. 2.500%, 09/01/22	86,000	87,423
Progress Energy, Inc. 7.000%, 10/30/31	100,000	132,688
Public Service Co. of Colorado 5.800%, 08/01/18	130,000	159,151
2.250%, 09/15/22	47,000	47,158
Public Service Co. of Oklahoma 5.150%, 12/01/19	50,000	58,238
Public Service Electric & Gas Co. 3.650%, 09/01/42	56,000	56,602
San Diego Gas & Electric Co. 6.000%, 06/01/26	100,000	137,738
5.350%, 05/15/35	100,000	127,441
Sempra Energy 1.149%, 03/15/14 (b)	100,000	100,477
6.500%, 06/01/16	200,000	238,352

		3,946,912

Multiline Retail—0.3%
Kohl’s Corp. 6.000%, 01/15/33	84,000	98,281
Macy’s Retail Holdings, Inc. 7.450%, 10/15/16	200,000	238,375
7.000%, 02/15/28	150,000	182,787
6.700%, 09/15/28	135,000	159,015

Multiline Retail—(Continued)
Target Corp. 6.650%, 08/01/28	182,000	$234,618

		913,076

Office Electronics—0.1%
Xerox Corp. 1.257%, 05/16/14 (b)	135,000	134,864
6.750%, 02/01/17	100,000	118,060

		252,924

Oil, Gas & Consumable Fuels—0.6%
Anadarko Petroleum Corp. 6.375%, 09/15/17	200,000	241,386
Apache Corp. 6.000%, 01/15/37	150,000	200,258
ConocoPhillips Holding Co. 6.950%, 04/15/29	225,000	319,312
Devon Energy Corp. 7.950%, 04/15/32	100,000	148,061
EOG Resources, Inc. 5.875%, 09/15/17	50,000	60,967
2.625%, 03/15/23	73,000	73,955
Hess Corp. 7.875%, 10/01/29	175,000	242,811
Kerr-McGee Corp. 7.875%, 09/15/31	100,000	134,627
Spectra Energy Capital LLC 6.750%, 07/15/18	185,000	219,015
7.500%, 09/15/38	85,000	116,147

		1,756,539

Pharmaceuticals—0.8%
GlaxoSmithKline Capital, Inc. 5.375%, 04/15/34	200,000	248,028
Hospira, Inc. 6.400%, 05/15/15	500,000	558,750
6.050%, 03/30/17	150,000	173,617
Merck & Co., Inc. 2.400%, 09/15/22	62,000	62,634
6.300%, 01/01/26	112,000	151,968
Novartis Capital Corp. 2.400%, 09/21/22	300,000	304,212
Teva Pharmaceutical Finance Co. LLC 5.550%, 02/01/16	265,000	302,574
Watson Pharmaceuticals, Inc. 1.875%, 10/01/17	300,000	303,699
Wyeth LLC 5.500%, 02/15/16	100,000	115,832

		2,221,314

Professional Services—0.1%
California Institute of Technology 4.700%, 11/01/2111	165,000	186,050

Real Estate Investment Trusts—0.3%
CommonWealth REIT 5.875%, 09/15/20	100,000	106,611

MIST-102

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2012 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount†	Value

Real Estate Investment Trusts—(Continued)
ERP Operating LP 5.750%, 06/15/17	100,000	$119,131
HCP, Inc. 3.750%, 02/01/19	100,000	104,978
5.375%, 02/01/21	100,000	114,277
Simon Property Group L.P. 10.350%, 04/01/19	340,000	489,912

		934,909

Road & Rail—0.3%
Burlington Northern Santa Fe LLC 5.750%, 03/15/18	100,000	122,178
3.050%, 09/01/22	120,000	124,462
7.950%, 08/15/30	100,000	142,958
CSX Corp. 5.600%, 05/01/17	150,000	176,621
Norfolk Southern Corp. 5.590%, 05/17/25	100,000	124,160
Ryder System, Inc. 7.200%, 09/01/15	100,000	116,072
Union Pacific Corp. 5.750%, 11/15/17	150,000	178,940

		985,391

Semiconductors & Semiconductor Equipment—0.1%
Intel Corp. 3.300%, 10/01/21	240,000	261,191
Texas Instruments, Inc. 1.650%, 08/03/19	110,000	110,696

		371,887

Software—0.2%
Intuit, Inc. 5.750%, 03/15/17	279,000	324,274
Oracle Corp. 5.000%, 07/08/19	200,000	242,538
6.125%, 07/08/39	70,000	96,584

		663,396

Specialty Retail—0.1%
Home Depot, Inc. (The) 5.875%, 12/16/36	100,000	132,242
Lowe’s Cos., Inc. 5.800%, 10/15/36	150,000	187,651

		319,893

Water Utilities—0.2%
American Water Capital Corp. 6.085%, 10/15/17	450,000	537,910

Total Domestic Bonds & Debt Securities (Cost $53,512,901)		54,475,502

Foreign Bonds & Debt Securities—3.9%
Security Description	Par Amount†	Value

Beverages—0.0%
Diageo Capital plc 4.850%, 05/15/18	46,000	$52,258

Capital Markets—0.3%
Credit Suisse of New York 5.500%, 05/01/14	550,000	587,610
UBS AG 4.875%, 08/04/20	250,000	280,061

		867,671

Chemicals—0.2%
Potash Corp. of Saskatchewan, Inc. 5.875%, 12/01/36	400,000	513,191

Commercial Banks—0.7%
Bank of Montreal 1.400%, 09/11/17	194,000	195,231
Bank of Nova Scotia 3.400%, 01/22/15	470,000	499,993
Canadian Imperial Bank of Commerce 0.900%, 10/01/15	87,000	87,249
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 2.125%, 10/13/15	120,000	123,969
3.875%, 02/08/22	150,000	159,507
KFW 1.500%, 07/30/14 (EUR)	400,000	609,885
Westpac Banking Corp. 1.129%, 09/25/15 (b)	200,000	200,502
4.875%, 11/19/19	150,000	171,522

		2,047,858

Diversified Telecommunication Services—0.3%
British Telecommunications plc 5.950%, 01/15/18	100,000	119,891
Deutsche Telekom International Finance B.V. 8.750%, 06/15/30	100,000	150,811
France Telecom S.A. 8.500%, 03/01/31	100,000	151,011
Nippon Telegraph & Telephone Corp. 1.400%, 07/18/17	500,000	507,520
Telefonica Emisiones S.A. Unipersonal 6.421%, 06/20/16	100,000	105,875

		1,035,108

Energy Equipment & Services—0.1%
Transocean, Inc. 7.375%, 04/15/18	75,000	89,766
3.800%, 10/15/22	33,000	33,240
Weatherford International, Ltd. 5.125%, 09/15/20	100,000	109,504

		232,510

Gas Utilities—0.1%
TransCanada PipeLines, Ltd. 7.125%, 01/15/19	142,000	182,325

MIST-103

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2012 (Unaudited)

Foreign Bonds & Debt Securities—(Continued)

Security Description	Par Amount†	Value

Gas Utilities—(Continued)
2.500%, 08/01/22	75,000	$76,034
5.850%, 03/15/36	61,000	80,396

		338,755

Health Care Equipment & Supplies—0.1%
Covidien International Finance S.A. 6.000%, 10/15/17	200,000	246,126

Industrial Conglomerates—0.1%
Ingersoll-Rand Global Holding Co., Ltd. 6.875%, 08/15/18	272,000	336,768
Koninklijke Philips Electronics N.V. 3.750%, 03/15/22	100,000	108,427

		445,195

Media—0.1%
Thomson Reuters Corp. 5.700%, 10/01/14	100,000	109,435
3.950%, 09/30/21	100,000	109,235

		218,670

Metals & Mining—0.3%
Barrick Gold Corp. 3.850%, 04/01/22	100,000	105,185
BHP Billiton Finance USA, Ltd. 2.875%, 02/24/22	400,000	414,792
Rio Tinto Finance USA plc 2.875%, 08/21/22	200,000	199,535
Rio Tinto Finance USA, Ltd. 7.125%, 07/15/28	150,000	202,525

		922,037

Oil, Gas & Consumable Fuels—1.0%
BP Capital Markets plc 1.008%, 03/11/14 (b)	72,000	72,557
4.750%, 03/10/19	425,000	494,355
4.500%, 10/01/20	100,000	116,283
Burlington Resources Finance Co. 7.400%, 12/01/31	150,000	220,618
Canadian Natural Resources, Ltd. 7.200%, 01/15/32	100,000	135,959
Cenovus Energy, Inc. 3.000%, 08/15/22	50,000	51,369
Nexen, Inc. 5.875%, 03/10/35	270,000	320,344
Shell International Finance B.V. 2.375%, 08/21/22	440,000	445,157
3.625%, 08/21/42	25,000	25,477
Statoil ASA 7.250%, 09/23/27	205,000	297,248
5.100%, 08/17/40	100,000	124,597
Suncor Energy, Inc. 6.100%, 06/01/18	100,000	123,485
Talisman Energy, Inc. 7.750%, 06/01/19	100,000	127,288

Oil, Gas & Consumable Fuels—(Continued)
Total Capital Canada, Ltd. 0.835%, 01/17/14 (b)	26,000	$26,139
Total Capital International S.A. 1.550%, 06/28/17	38,000	38,757
2.700%, 01/25/23	200,000	204,314
Total Capital S.A. 4.450%, 06/24/20	190,000	220,976

		3,044,923

Pharmaceuticals—0.1%
Novartis Securities Investment, Ltd. 5.125%, 02/10/19	200,000	240,657
Teva Pharmaceutical Finance III B.V. 0.876%, 03/21/14 (b)	95,000	95,538

		336,195

Provincial—0.1%
Province of Ontario 2.450%, 06/29/22	150,000	152,586

Road & Rail—0.1%
Canadian National Railway Co. 6.800%, 07/15/18	120,000	152,154

Wireless Telecommunication Services—0.3%
America Movil S.A.B. de C.V. 5.625%, 11/15/17	125,000	151,197
6.375%, 03/01/35	200,000	262,818
Rogers Communications, Inc. 6.800%, 08/15/18	100,000	126,525
Vodafone Group plc 5.000%, 09/15/15	150,000	168,644
2.500%, 09/26/22	225,000	225,158

		934,342

Total Foreign Bonds & Debt Securities (Cost $11,408,798)		11,539,579

U.S. Treasury & Government Agencies—1.7%

U.S. Treasury—1.7%
U.S. Treasury Notes 2.875%, 01/31/13 (c) (Cost $4,899,703)	4,830,000	4,874,528

Municipals—0.4%
American Municipal Power Inc 7.499%, 02/15/50	100,000	136,286
Los Angeles, California Unified School District, Build America Bonds 6.758%, 07/01/34	75,000	98,702
Port Authority of New York & New Jersey 4.458%, 10/01/62	160,000	160,000
State of California 7.300%, 10/01/39	260,000	340,031
5.770%, 05/15/43	140,000	172,509

MIST-104

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2012 (Unaudited)

Municipals—(Continued)

Security Description	Shares/Par Amount†	Value
State of Massachusetts 5.456%, 12/01/39	150,000	$188,670

Total Municipals (Cost $1,096,048)		1,096,198

Preferred Stocks—0.2%

Automobiles—0.1%
Volkswagen AG	2,211	403,863

Household Products—0.1%
Henkel AG & Co. KGaA	2,950	234,768

Total Preferred Stocks (Cost $623,557)		638,631

Short-Term Investment—26.3%

Repurchase Agreement—26.3%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/28/12 at 0.010% to be repurchased at $77,585,065 on 10/01/12, collateralized by $69,495,000 Federal National Mortgage Association at 4.375% due 10/15/15 with a value of $79,137,432.	77,585,000	77,585,000

Total Short-Term Investment (Cost $77,585,000)		77,585,000

Total Investments—99.0% (Cost $287,074,078#)		291,583,846
Other assets and liabilities (net)—1.0%		2,797,948

Net Assets—100.0%		$294,381,794

#	As of September 30, 2012, the aggregate cost of investments was $287,074,078. The aggregate unrealized appreciation and depreciation of investments were $5,524,109 and $(1,014,341), respectively, resulting in net unrealized appreciation of $4,509,768.
*	Non-income producing security.
(a)	Security is a “step-down” bond where the coupon decreases or steps down at a predetermined date. Rate shown is current coupon rate.
(b)	Variable or floating rate security. The stated rate represents the rate at September 30, 2012. Maturity date shown for callable securities reflects the earliest possible call date.
(c)	All or a portion of the security was pledged as collateral against open futures contracts. At the period end, the value of the securities pledged amounted to $4,213,490.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2012, the market value of 144A securities was $5,279,016, which is 1.8% of net assets.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(AUD)—	Australian Dollar
(CHF)—	Swiss Franc
(EUR)—	Euro
(GBP)—	British Pound
(JPY)—	Japanese Yen
(REIT)—	A Real Estate Investment Trust is a pooled investment vehicle that invests primarily in income-producing real estate or real estate related loans or interest.
(SGD)—	Singapore Dollar

The Portfolio invests in commodity-related instruments through its investment in the JPMorgan Global Active Allocation Portfolio, Ltd., a wholly-owned and controlled subsidiary (the “Subsidiary”) of the Portfolio. Investments of the Subsidiary have been consolidated with those of the Portfolio for reporting purposes.

Futures Contracts

The futures contracts outstanding as of September 30, 2012 were as follows:

Futures Contracts—Long	Exchange	Expiration Date	Number of Contracts	Contract Amount	Valuation as of September 30, 2012	Unrealized Appreciation/ (Depreciation)
Dow Jones AIG Commodity Index Excess Return Futures	Chicago Board of Trade	12/19/2012	993	$14,818,228	$14,746,050	$(72,178)
MSCI EAFE E-Mini Index Futures	NYSE Liffe	12/21/2012	124	9,548,843	9,288,840	(260,003)
MSCI Emerging Market Mini Futures	NYSE Liffe	12/21/2012	267	13,143,696	13,269,900	126,204
S&P 500 E-Mini Index Futures	CME Index & Options Market	12/21/2012	632	45,381,624	45,320,720	(60,904)
U.S. Treasury Note 10 Year Futures	Chicago Board of Trade	12/19/2012	19	2,538,539	2,536,203	(2,336)

Net Unrealized Depreciation						$(269,217)

Futures Contracts—Short	Exchange	Expiration Date	Number of Contracts	Contract Amount	Valuation as of September 30, 2012	Unrealized Depreciation
U.S. Treasury Note 10 Year Futures	Chicago Board of Trade	12/19/2012	(14)	$(1,853,659)	$(1,868,781)	$(15,122)

MIST-105

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2012 (Unaudited)

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts to buy:

Settlement Date	Counterparty	Contracts to Buy		Value at September 30, 2012	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
12/28/2012	Citibank N.A.	1,271,936	AUD	$1,309,728	$1,319,058	$(9,330)
12/28/2012	Citibank N.A.	1,209,423	CHF	1,287,967	1,291,500	(3,533)
12/28/2012	Citibank N.A.	3,433,411	EUR	4,416,315	4,432,121	(15,806)
12/28/2012	Citibank N.A.	2,158,982	GBP	3,485,495	3,503,579	(18,084)
12/28/2012	Citibank N.A.	3,558,829	HKD	458,981	459,000	(19)
12/28/2012	Citibank N.A.	234,248,281	JPY	3,004,292	3,019,500	(15,208)
12/28/2012	Citibank N.A.	834,786	NOK	145,248	145,500	(252)
12/28/2012	Citibank N.A.	3,167,562	SEK	480,977	483,000	(2,023)
10/30/2012	State Street Bank and Trust	257,813	SGD	210,074	209,936	138
12/28/2012	Citibank N.A.	347,633	SGD	283,263	283,500	(237)

Net Unrealized Depreciation						$(64,354)

Forward foreign currency exchange contracts to sell:

Settlement Date	Counterparty	Contracts to Deliver		Value at September 30, 2012	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
10/30/2012	State Street Bank and Trust	321,194	AUD	$332,380	$333,688	$1,308
10/30/2012	Westpac Banking Corp.	718,791	AUD	743,826	742,585	(1,241)
12/28/2012	HSBC Bank plc	208,191	CAD	211,351	212,305	954
10/30/2012	Citibank N.A.	545,000	CHF	579,774	587,272	7,498
12/28/2012	HSBC Bank plc	907,751	CHF	966,704	973,313	6,609
10/30/2012	Citibank N.A.	1,001,781	EUR	1,287,691	1,312,452	24,761
10/30/2012	Citibank N.A.	70,024	EUR	90,009	85,789	(4,220)
10/30/2012	Credit Suisse International	630,939	EUR	811,010	815,442	4,432
10/30/2012	Credit Suisse International	143,519	EUR	184,480	176,867	(7,613)
10/30/2012	Morgan Stanley & Co., Inc.	731,500	EUR	940,272	908,715	(31,557)
10/30/2012	State Street Bank and Trust	649,478	EUR	834,841	809,919	(24,922)
10/30/2012	State Street Bank and Trust	366,850	EUR	471,550	446,031	(25,519)
10/30/2012	State Street Bank and Trust	200,095	EUR	257,202	242,579	(14,623)
10/30/2012	Toronto-Dominion Bank	347,181	EUR	446,266	429,497	(16,769)
10/30/2012	UBS AG	360,359	EUR	463,206	473,274	10,068
10/30/2012	Westpac Banking Corp.	3,231,105	EUR	4,153,268	3,965,557	(187,711)
12/28/2012	HSBC Bank plc	3,700,126	EUR	4,759,384	4,796,229	36,845
10/30/2012	Citibank N.A.	235,828	GBP	380,783	382,244	1,461
10/30/2012	Morgan Stanley & Co., Inc.	113,290	GBP	182,926	178,586	(4,340)
10/30/2012	Societe Generale	1,178,883	GBP	1,903,500	1,920,566	17,066
10/30/2012	State Street Bank and Trust	110,592	GBP	178,568	171,512	(7,056)
10/30/2012	Toronto-Dominion Bank	313,644	GBP	506,429	492,520	(13,909)
12/28/2012	HSBC Bank plc	2,883,742	GBP	4,655,558	4,675,583	20,025
10/30/2012	Citibank N.A.	73,041,976	JPY	936,171	935,836	(335)
10/30/2012	Credit Suisse International	5,893,490	JPY	75,536	75,029	(507)
10/30/2012	State Street Bank and Trust	184,142,494	JPY	2,360,133	2,333,407	(26,726)
10/30/2012	State Street Bank and Trust	114,758,686	JPY	1,470,849	1,448,216	(22,633)
10/30/2012	State Street Bank and Trust	13,607,501	JPY	174,406	175,101	695
10/30/2012	State Street Bank and Trust	10,468,573	JPY	134,175	133,999	(176)
10/30/2012	Toronto-Dominion Bank	361,163,837	JPY	4,628,996	4,602,127	(26,869)
10/30/2012	Toronto-Dominion Bank	44,245,000	JPY	567,083	565,562	(1,521)
10/30/2012	Westpac Banking Corp.	256,887,366	JPY	3,292,496	3,317,402	24,906
12/28/2012	HSBC Bank plc	2,304,123	SEK	349,868	352,845	2,977
10/30/2012	Citibank N.A.	758,635	SGD	618,161	620,195	2,034
10/30/2012	Credit Suisse International	1,495,122	SGD	1,218,275	1,192,513	(25,762)
10/30/2012	State Street Bank and Trust	839,758	SGD	684,263	684,590	327

MIST-106

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2012 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Settlement Date	Counterparty	Contracts to Deliver		Value at September 30, 2012	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
10/30/2012	State Street Bank and Trust	779,643	SGD	$635,279	$622,758	$(12,521)
10/30/2012	State Street Bank and Trust	545,386	SGD	444,399	436,035	(8,364)
10/30/2012	State Street Bank and Trust	251,836	SGD	205,204	199,817	(5,387)
10/30/2012	Westpac Banking Corp.	513,861	SGD	418,711	414,115	(4,596)

Net Unrealized Depreciation						$(312,911)

(AUD)—	Australian Dollar
(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(EUR)—	Euro
(GBP)—	British Pound
(HKD)—	Hong Kong Dollar
(JPY)—	Japanese Yen
(NOK)—	Norwegian Krone
(SEK)—	Swedish Krona
(SGD)—	Singapore Dollar

Swap Agreements

Open interest rate swap agreements as of September 30, 2012 were as follows:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	2.040%	4/25/2022	Morgan Stanley Capital Services LLC	1,500,000	USD	$54,563	$—	$54,563
Pay	3-Month USD-LIBOR	1.823%	6/8/2022	Deutsche Bank AG	10,800,000	USD	163,175	—	163,175
Pay	3-Month USD-LIBOR	1.796%	6/22/2022	Deutsche Bank AG	7,050,000	USD	86,254	—	86,254
Pay	3-Month USD-LIBOR	1.780%	7/3/2022	Credit Suisse International	6,600,000	USD	68,101	—	68,101
Pay	3-Month USD-LIBOR	1.624%	7/17/2022	Credit Suisse International	5,120,000	USD	(23,508)	—	(23,508)
Pay	3-Month USD-LIBOR	1.611%	8/2/2022	Barclays Bank plc	11,110,000	USD	(71,353)	—	(71,353)
Receive	3-Month USD-LIBOR	1.829%	8/13/2022	Barclays Bank plc	6,630,000	USD	(88,506)	—	(88,506)
Pay	3-Month USD-LIBOR	1.904%	8/20/2022	Barclays Bank plc	5,180,000	USD	104,160	—	104,160
Receive	3-Month USD-LIBOR	1.753%	8/31/2022	Credit Suisse International	10,070,000	USD	(59,966)	—	(59,966)
Receive	3-Month USD-LIBOR	1.705%	9/11/2022	Barclays Bank plc	7,600,000	USD	(5,542)	—	(5,542)
Pay	3-Month USD-LIBOR	1.874%	9/19/2022	Barclays Bank plc	6,890,000	USD	113,011	—	113,011
Pay	3-Month USD-LIBOR	1.691%	10/1/2022	Credit Suisse International	6,560,000	USD	(9,042)	—	(9,042)

Totals							$331,347	$—	$331,347

MIST-107

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2012 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2012:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$734,870	$—	$—	$734,870
Air Freight & Logistics	171,768	497,753	—	669,521
Airlines	38,535	—	—	38,535
Auto Components	95,608	735,536	—	831,144
Automobiles	103,581	1,098,617	—	1,202,198
Beverages	1,150,240	460,544	—	1,610,784
Biotechnology	621,883	—	—	621,883
Building Products	78,711	—	—	78,711
Capital Markets	682,842	—	—	682,842
Chemicals	675,235	1,523,976	—	2,199,211
Commercial Banks	960,359	4,333,096	—	5,293,455
Commercial Services & Supplies	302,004	—	—	302,004
Communications Equipment	599,583	163,930	—	763,513
Computers & Peripherals	1,895,483	1,366,736	—	3,262,219
Construction & Engineering	226,752	—	—	226,752
Consumer Finance	415,864	—	—	415,864
Containers & Packaging	43,328	—	—	43,328
Diversified Financial Services	740,071	323,858	—	1,063,929
Diversified Telecommunication Services	800,235	1,898,617	—	2,698,852
Electric Utilities	440,859	—	—	440,859
Electrical Equipment	243,039	425,963	—	669,002
Electronic Equipment, Instruments & Components	—	840,559	—	840,559
Energy Equipment & Services	643,735	119,661	—	763,396
Food & Staples Retailing	437,920	285,207	—	723,127
Food Products	906,751	3,917,161	—	4,823,912
Gas Utilities	60,112	—	—	60,112
Health Care Equipment & Supplies	627,054	—	—	627,054
Health Care Providers & Services	586,423	—	—	586,423
Hotels, Restaurants & Leisure	122,657	1,206,751	—	1,329,408
Household Durables	197,564	2,203,397	—	2,400,961
Household Products	275,252	—	—	275,252
Independent Power Producers & Energy Traders	—	55,712	—	55,712
Industrial Conglomerates	318,417	367,634	—	686,051
Insurance	729,188	5,727,565	—	6,456,753
Internet & Catalog Retail	295,935	—	—	295,935
Internet Software & Services	734,439	—	—	734,439
IT Services	868,122	—	—	868,122
Machinery	370,299	73,460	—	443,759
Media	1,139,445	443,006	—	1,582,451
Metals & Mining	389,986	395,614	—	785,600

MIST-108

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2012 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Multi-Utilities	$599,018	$935,612	$—	$1,534,630
Multiline Retail	379,177	—	—	379,177
Office Electronics	—	179,216	—	179,216
Oil, Gas & Consumable Fuels	2,714,513	3,503,216	—	6,217,729
Paper & Forest Products	—	171,970	—	171,970
Personal Products	—	472,604	—	472,604
Pharmaceuticals	1,896,540	6,238,067	—	8,134,607
Professional Services	—	212,750	—	212,750
Real Estate Investment Trusts	680,877	1,698,464	—	2,379,341
Real Estate Management & Development	—	1,052,203	—	1,052,203
Road & Rail	870,903	658,667	—	1,529,570
Semiconductors & Semiconductor Equipment	623,141	202,688	—	825,829
Software	1,437,365	875,968	—	2,313,333
Specialty Retail	1,060,200	387,612	—	1,447,812
Textiles, Apparel & Luxury Goods	377,422	486,912	—	864,334
Thrifts & Mortgage Finance	25,664	—	—	25,664
Tobacco	465,753	3,718,925	—	4,184,678
Trading Companies & Distributors	—	268,871	—	268,871
Wireless Telecommunication Services	—	1,502,880	—	1,502,880
Total Common Stocks	30,854,722	51,030,978	—	81,885,700
Total Convertible Bonds*	—	59,488,708	—	59,488,708
Total Domestic Bonds & Debt Securities*	—	54,475,502	—	54,475,502
Total Foreign Bonds & Debt Securities*	—	11,539,579	—	11,539,579
Total U.S. Treasury & Government Agencies*	—	4,874,528	—	4,874,528
Total Municipals	—	1,096,198	—	1,096,198
Total Preferred Stocks*	—	638,631	—	638,631
Total Short-Term Investment*	—	77,585,000	—	77,585,000
Total Investments	$30,854,722	$260,729,124	$—	$291,583,846

Forward Contracts
Forward Foreign Currency Contracts (Unrealized Appreciation)	$—	$162,104	$—	$162,104
Forward Foreign Currency Contracts (Unrealized Depreciation)	—	(539,369)	—	(539,369)
Total Forward Contracts	$—	$(377,265)	$—	$(377,265)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$126,204	$—	$—	$126,204
Future Contracts (Unrealized Depreciation)	(410,543)	—	—	(410,543)
Total Futures Contracts	$(284,339)	$—	$—	$(284,339)
Swap Contracts
Swap Contracts at Value (Assets)	$—	$589,264	$—	$589,264
Swap Contracts at Value (Liabilities)	—	(257,917)	—	(257,917)
Total Swap Contracts	$—	$331,347	$—	$331,347

*	See Consolidated Schedule of Investments for additional detailed categorizations.

MIST-109

Met Investors Series Trust

Lazard Mid Cap Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stocks—96.2% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.1%
BE Aerospace, Inc.*	88,800	$3,738,480
Rockwell Collins, Inc. (a)	76,100	4,082,004

		7,820,484

Auto Components—1.0%
Lear Corp.	98,000	3,703,420

Beverages—1.7%
Molson Coors Brewing Co. - Class B	142,200	6,406,110

Biotechnology—1.3%
Vertex Pharmaceuticals, Inc.*	89,500	5,007,525

Capital Markets—2.3%
Ameriprise Financial, Inc.	73,600	4,172,384
Invesco, Ltd.	176,300	4,405,737

		8,578,121

Chemicals—2.7%
Eastman Chemical Co.	174,000	9,919,740

Commercial Banks—3.8%
East West Bancorp, Inc.	272,800	5,761,536
Regions Financial Corp.	424,800	3,062,808
Signature Bank* (a)	80,900	5,426,772

		14,251,116

Commercial Services & Supplies—0.5%
Corrections Corp. of America	54,400	1,819,680

Communications Equipment—1.6%
F5 Networks, Inc.*	56,400	5,905,080

Computers & Peripherals—1.9%
NetApp, Inc.*	211,000	6,937,680

Containers & Packaging—1.7%
Ball Corp.	150,900	6,384,579

Electronic Equipment, Instruments & Components—1.0%
TE Connectivity, Ltd.	109,300	3,717,293

Energy Equipment & Services—3.4%
Cameron International Corp.*	99,400	5,573,358
Rowan Cos. plc - Class A*	207,100	6,993,767

		12,567,125

Food & Staples Retailing—2.4%
Sysco Corp.	288,500	9,021,395

Food Products—3.5%
H.J. Heinz Co. (a)	124,300	6,954,585
Ralcorp Holdings, Inc.*	81,600	5,956,800

		12,911,385

Health Care Equipment & Supplies—4.5%
CareFusion Corp.*	228,600	$6,489,954
Zimmer Holdings, Inc.	153,200	10,359,384

		16,849,338

Health Care Providers & Services—6.3%
Aetna, Inc.	120,600	4,775,760
AmerisourceBergen Corp.	299,200	11,582,032
Henry Schein, Inc.*	60,200	4,772,054
Humana, Inc.	33,000	2,314,950

		23,444,796

Hotels, Restaurants & Leisure—2.7%
Darden Restaurants, Inc. (a)	62,400	3,478,800
Marriott International, Inc. - Class A (a)	169,000	6,607,900

		10,086,700

Household Durables—1.3%
Newell Rubbermaid, Inc.	261,300	4,988,217

Insurance—2.1%
PartnerRe, Ltd. (a)	51,400	3,817,992
Willis Group Holdings plc	108,800	4,016,896

		7,834,888

IT Services—4.7%
Amdocs, Ltd.	124,200	4,097,358
Fidelity National Information Services, Inc.	269,000	8,398,180
Gartner, Inc. - Class A*	49,200	2,267,628
Vantiv, Inc. - Class A* (a)	125,700	2,708,835

		17,472,001

Leisure Equipment & Products—1.1%
Hasbro, Inc. (a)	103,800	3,962,046

Life Sciences Tools & Services—1.2%
Agilent Technologies, Inc.	120,000	4,614,000

Machinery—6.2%
Dover Corp.	145,800	8,673,642
Joy Global, Inc.	35,500	1,990,130
Parker Hannifin Corp. (a)	100,300	8,383,074
SPX Corp.	60,100	3,931,141

		22,977,987

Media—1.6%
Interpublic Group of Cos., Inc. (The)	518,500	5,765,720

Metals & Mining—0.9%
Cliffs Natural Resources, Inc. (a)	49,100	1,921,283
Walter Energy, Inc.	41,000	1,330,860

		3,252,143

Multiline Retail—4.0%
Big Lots, Inc.*	78,200	2,313,156

MIST-110

Met Investors Series Trust

Lazard Mid Cap Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Multiline Retail—(Continued)
Macy’s, Inc.	337,100	$12,681,702

		14,994,858

Oil, Gas & Consumable Fuels—3.1%
EQT Corp.	71,100	4,194,900
Noble Energy, Inc.	51,000	4,728,210
Rosetta Resources, Inc.* (a)	51,300	2,457,270

		11,380,380

Pharmaceuticals—1.2%
Medicis Pharmaceutical Corp. - Class A	103,000	4,456,810

Real Estate Investment Trusts—4.6%
Duke Realty Corp.	183,700	2,700,390
Kilroy Realty Corp. (a)	133,600	5,982,608
Macerich Co. (The)	99,500	5,694,385
PS Business Parks, Inc.	43,200	2,886,624

		17,264,007

Real Estate Management & Development—1.0%
CBRE Group, Inc. - Class A*	193,900	3,569,699

Road & Rail—0.9%
Landstar System, Inc.	70,500	3,333,240

Semiconductors & Semiconductor Equipment—4.6%
Avago Technologies, Ltd.	78,100	2,722,956
Marvell Technology Group, Ltd.	605,400	5,539,410
Microsemi Corp.*	164,700	3,305,529
Xilinx, Inc.	171,700	5,736,497

		17,304,392

Software—8.0%
Autodesk, Inc.*	177,200	5,913,164
BMC Software, Inc.*	277,500	11,513,475
Intuit, Inc.	151,700	8,932,096
Symantec Corp.*	190,800	3,434,400

		29,793,135

Specialty Retail—4.0%
American Eagle Outfitters, Inc. (a)	91,200	1,922,496
AutoZone, Inc.*	20,450	7,559,752
Ross Stores, Inc.	85,700	5,536,220

		15,018,468

Trading Companies & Distributors—1.3%
WESCO International, Inc.* (a)	85,500	4,890,600

Total Common Stocks (Cost $348,419,787)		358,204,158

Preferred Stock—1.1%
Security Description	Shares/Par Amount	Value

Transportation Infrastructure—1.1%
Better Place, Inc., Series B* (b) (c) (Cost $3,539,700)	1,415,880	$4,247,640

Short-Term Investments—13.7%

Mutual Fund—9.9%
State Street Navigator Securities Lending Prime Portfolio (d)	36,835,428	36,835,428

Repurchase Agreement—3.8%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/28/2012 at 0.010% to be repurchased at $14,211,012 on 10/01/2012 collateralized by $14,480,000 Federal Home Loan Mortgage Corp. at 0.600% due 12/06/2013 with a value $14,498,100.	$14,211,000	14,211,000

Total Short-Term Investments (Cost $51,046,428)		51,046,428

Total Investments—111.0% (Cost $403,005,915#)		413,498,226
Other assets and liabilities (net)—(11.0)%		(40,956,814)

Net Assets—100.0%		$372,541,412

#	As of September 30, 2012, the aggregate cost of investments was $403,005,915. The aggregate unrealized appreciation and depreciation of investments were $24,962,472 and $(14,470,161), respectively, resulting in net unrealized appreciation of $10,492,311.
*	Non-income producing security.
(a)	All or a portion of the security was held on loan. As of September 30, 2012, the market value of securities loaned was $44,139,792 and the collateral received consisted of cash in the amount of $36,835,428 and non-cash collateral with a value of $8,295,210. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2012, these securities represent 1.1% of net assets.
(c)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2012, the market value of restricted securities was $4,247,640, which is 1.1% of net assets. See details below.
(d)	Represents investment of cash collateral received from securities lending transactions.

MIST-111

Met Investors Series Trust

Lazard Mid Cap Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Restricted Securities	Acquisition Date	Shares	Cost	Value
Better Place, Inc., Series B	04/22/10	1,415,880	$3,539,700	$4,247,640

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2012:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$358,204,158	$—	$—	$358,204,158
Total Preferred Stock*	—	—	4,247,640	4,247,640
Short-Term Investments
Mutual Fund	36,835,428	—	—	36,835,428
Repurchase Agreement	—	14,211,000	—	14,211,000
Total Short-Term Investments	36,835,428	14,211,000	—	51,046,428
Total Investments	$395,039,586	$14,211,000	$4,247,640	$413,498,226

*	See Schedule of Investments for additional detailed categorizations.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2011	Change in Unrealized Depreciation	Balance as of September 30, 2012	Change in Unrealized Depreciation from investments still held at September 30, 2012
Preferred Stock
Transportation Infrastructure	$6,428,095	$(2,180,455)	$4,247,640	$(2,180,455)

Following is quantitative information about Level 3 fair value measurements:

	Fair Value at September 30, 2012	Valuation Technique(s)	Unobservable Input	Range/ Value	Weighted Average	Relationship Between Fair Value and Input; If Input Increases Then:
Preferred Stock
Transportation Infrastructure	$4,247,640	Discounted Cash Flow	Prepetual Growth Rate	2.5%-3.5%	3.0%	fair value would increase
			Weighted Average Cost of Capital	22.5%-27.5%	25.0%	fair value would decrease

		Market Comparable Companies	Enterprise Value / Revenue	3.0x-3.6x	3.3x	fair value would increase
			Discount for lack of marketability	15.0%	15.0%	fair value would decrease

MIST-112

Met Investors Series Trust

Legg Mason ClearBridge Aggressive Growth Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stocks—100.0% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.1%
Engility Holdings, Inc.* (a)	57,266	$1,056,558
L-3 Communications Holdings, Inc.	343,600	24,639,556

		25,696,114

Biotechnology—18.9%
Amgen, Inc.	975,700	82,271,024
Biogen Idec, Inc.*	832,700	124,263,821
BioMimetic Therapeutics, Inc.* (a)	229,340	942,587
ImmunoGen, Inc.* (a)	192,900	2,816,340
Isis Pharmaceuticals, Inc.* (a)	188,435	2,651,281
Vertex Pharmaceuticals, Inc.*	442,572	24,761,903

		237,706,956

Commercial Services & Supplies—3.0%
Tyco International, Ltd.	666,425	37,493,070

Communications Equipment—0.1%
Arris Group, Inc.*	122,915	1,572,083

Computers & Peripherals—5.4%
SanDisk Corp.*	726,590	31,555,804
Seagate Technology plc	1,156,900	35,863,900

		67,419,704

Construction & Engineering—1.1%
Fluor Corp.	244,810	13,777,907

Electronic Equipment, Instruments & Components—2.3%
Dolby Laboratories, Inc. - Class A* (a)	230,000	7,532,500
TE Connectivity, Ltd.	613,525	20,865,985

		28,398,485

Energy Equipment & Services—10.0%
Core Laboratories N.V. (a)	364,600	44,291,608
National Oilwell Varco, Inc.	435,678	34,902,165
Weatherford International, Ltd.*	3,626,700	45,986,556

		125,180,329

Health Care Equipment & Supplies—2.7%
Covidien plc	572,825	34,037,261

Health Care Providers & Services—8.8%
UnitedHealth Group, Inc.	1,990,600	110,299,146

Internet & Catalog Retail—1.5%
Liberty Interactive Corp. - Class A*	890,200	16,468,700
Liberty Ventures*	44,510	2,209,476

		18,678,176

Internet Software & Services—0.4%
Facebook, Inc.*	243,600	5,273,940

Machinery—2.7%
Pall Corp.	531,300	33,732,237

Media—18.1%
AMC Networks, Inc. - Class A*	393,825	17,139,264
Cablevision Systems Corp. - Class A (a)	1,574,000	24,947,900
CBS Corp. - Class B	162,600	5,907,258

Media—(Continued)
Comcast Corp. - Class A	392,000	$14,021,840
Comcast Corp. - Special Class A	2,323,100	80,843,880
DIRECTV*	480,975	25,231,948
Liberty Global, Inc. - Class A*	139,200	8,456,400
Liberty Media Corp. - Liberty Capital - Class A*	233,198	24,292,236
Madison Square Garden Co. (The) - Class A*	430,050	17,318,114
Viacom, Inc. - Class B	159,900	8,569,041

		226,727,881

Metals & Mining—1.5%
Freeport-McMoRan Copper & Gold, Inc.	363,700	14,395,246
Nucor Corp.	126,500	4,839,890

		19,235,136

Oil, Gas & Consumable Fuels—6.9%
Anadarko Petroleum Corp.	1,242,360	86,865,811

Pharmaceuticals—7.1%
Forest Laboratories, Inc.*	1,381,900	49,209,459
Teva Pharmaceutical Industries, Ltd. (ADR)	144,600	5,987,886
Valeant Pharmaceuticals International, Inc.*	611,170	33,779,366

		88,976,711

Semiconductors & Semiconductor Equipment—4.6%
Broadcom Corp. - Class A*	908,545	31,417,486
Cree, Inc.* (a)	495,300	12,645,009
Intel Corp.	603,948	13,697,541

		57,760,036

Software—2.8%
Advent Software, Inc.* (a)	8,700	213,759
Autodesk, Inc.*	425,300	14,192,261
Citrix Systems, Inc.*	275,600	21,102,692

		35,508,712

Total Common Stocks (Cost $945,072,366)		1,254,339,695

Right—0.0%

Internet & Catalog Retail—0.0%
Liberty Ventures, expires 10/09/2012* (Cost $168,119)	14,837	200,893

Short-Term Investment—6.3%

Mutual Fund—6.3%
State Street Navigator Securities Lending Prime Portfolio (b)	78,807,283	78,807,283

Total Short-Term Investment (Cost $78,807,283)		78,807,283

Total Investments—106.3% (Cost $1,024,047,768#)		1,333,347,871
Other assets and liabilities (net)—(6.3)%		(78,663,286)

Net Assets—100.0%		$1,254,684,585

MIST-113

Met Investors Series Trust

Legg Mason ClearBridge Aggressive Growth Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

#	As of September 30, 2012, the aggregate cost of investments was $1,024,047,768. The aggregate unrealized appreciation and depreciation of investments were $356,191,038 and $(46,890,935), respectively, resulting in net unrealized appreciation of $309,300,103.
*	Non-income producing security.
(a)	All or a portion of the security was held on loan. As of September 30, 2012, the market value of securities loaned was $75,653,922 and the collateral received consisted of cash in the amount of $78,807,283. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Represents investment of cash collateral received from securities lending transactions.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2012:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$1,254,339,695	$—	$—	$1,254,339,695
Total Right*	200,893	—	—	200,893
Total Short-Term Investment*	78,807,283	—	—	78,807,283
Total Investments	$1,333,347,871	$—	$—	$1,333,347,871

*	See Schedule of Investments for additional detailed categorizations.

MIST-114

Met Investors Series Trust

Loomis Sayles Global Markets Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stocks—67.5% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.8%
Precision Castparts Corp.	21,668	$3,539,251

Beverages—4.6%
Anheuser-Busch InBev N.V.	67,783	5,798,271
Coca-Cola Enterprises, Inc. (a)	162,183	5,071,463
Diageo plc	291,062	8,195,282

		19,065,016

Biotechnology—0.9%
Vertex Pharmaceuticals, Inc.*	65,902	3,687,217

Chemicals—2.3%
Potash Corp. of Saskatchewan, Inc.	64,142	2,785,046
Praxair, Inc. (a)	63,762	6,623,596

		9,408,642

Commercial Banks—4.2%
Banco Santander Chile (ADR)	66,050	4,837,502
PNC Financial Services Group, Inc.	114,184	7,205,011
Standard Chartered plc	243,878	5,524,252

		17,566,765

Communications Equipment—1.1%
QUALCOMM, Inc.	75,908	4,743,491

Computers & Peripherals—2.2%
Apple, Inc.	13,852	9,242,885

Consumer Finance—1.6%
American Express Co.	118,492	6,737,455

Diversified Financial Services—1.9%
Citigroup, Inc.	246,765	8,074,151

Diversified Telecommunication Services—2.4%
AT&T, Inc.	128,377	4,839,813
CenturyLink, Inc. (a)	126,964	5,129,345

		9,969,158

Energy Equipment & Services—4.6%
FMC Technologies, Inc.* (a)	123,848	5,734,162
National Oilwell Varco, Inc.	89,725	7,187,870
Schlumberger, Ltd.	86,476	6,254,809

		19,176,841

Food & Staples Retailing—1.3%
CVS Caremark Corp.	108,421	5,249,745

Food Products—1.2%
DE Master Blenders 1753 N.V.*	417,077	5,031,839

Gas Utilities—1.1%
National Fuel Gas Co. (a)	83,273	4,500,073

Health Care Equipment & Supplies—1.3%
Elekta AB - B Shares (a)	399,920	5,288,130

Health Care Providers & Services—0.6%
Qualicorp S.A.*	236,500	$2,309,878

Hotels, Restaurants & Leisure—1.0%
Arcos Dorados Holdings, Inc. (a)	259,590	4,005,474

Independent Power Producers & Energy Traders—1.4%
Calpine Corp.*	345,875	5,983,637

Industrial Conglomerates—0.9%
Siemens AG	38,407	3,835,395

Insurance—1.4%
ACE, Ltd.	75,109	5,678,240

Internet & Catalog Retail—1.2%
priceline.com, Inc.*	8,209	5,079,155

Internet Software & Services—3.9%
Baidu, Inc. (ADR)*	34,937	4,081,340
Google, Inc. - Class A*	11,093	8,369,669
Mail.ru Group, Ltd. (GDR) (144A)	111,964	3,857,160

		16,308,169

Machinery—3.4%
Atlas Copco AB - A Shares	220,172	5,158,145
Caterpillar, Inc.	44,577	3,835,405
FANUC Corp. (a)	33,600	5,411,500

		14,405,050

Metals & Mining—1.0%
Antofagasta plc	199,997	4,094,404

Multiline Retail—1.3%
S.A.C.I. Falabella	544,469	5,486,585

Oil, Gas & Consumable Fuels—2.4%
BG Group plc	237,477	4,808,695
Royal Dutch Shell plc (ADR)	76,575	5,315,071

		10,123,766

Personal Products—1.0%
Natura Cosmeticos S.A.	160,293	4,368,572

Pharmaceuticals—3.5%
Genomma Lab Internacional S.A.B. de C.V. - Class B* (a)	2,290,968	4,433,586
Novo Nordisk A.S. - Class B	22,673	3,578,572
Sanofi	78,022	6,665,359

		14,677,517

Real Estate Management & Development—1.8%
Hang Lung Properties, Ltd.	805,000	2,748,760
Jones Lang LaSalle, Inc.(a)	61,482	4,694,151

		7,442,911

Road & Rail—0.6%
Genesee & Wyoming, Inc. - Class A* (a)	40,211	2,688,507

MIST-115

Met Investors Series Trust

Loomis Sayles Global Markets Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/Par Amount†	Value

Semiconductors & Semiconductor Equipment—1.0%
Texas Instruments, Inc.	152,483	$4,200,907

Software—3.1%
Microsoft Corp.	169,669	5,052,743
Oracle Corp.	249,826	7,867,021

		12,919,764

Specialty Retail—1.2%
CIA Hering	229,800	5,195,084

Textiles, Apparel & Luxury Goods—0.5%
Burberry Group plc	131,425	2,134,000

Tobacco—1.3%
British American Tobacco plc	103,779	5,336,174

Trading Companies & Distributors—1.0%
Mills Estruturas e Servicos de Engenharia S.A.	285,500	4,126,353

Wireless Telecommunication Services—2.5%
China Mobile, Ltd.	392,500	4,352,163
Vodafone Group plc	2,182,575	6,211,742

		10,563,905

Total Common Stocks (Cost $245,430,893)		282,244,106

Foreign Bonds & Debt Securities—12.4%

Aerospace & Defense—0.0%
Finmeccanica S.p.A. 4.875%, 03/24/25 (EUR)	150,000	163,844

Automobiles—0.1%
Kia Motors Corp. 3.625%, 06/14/16 (144A)	300,000	315,782

Building Products—0.2%
Votorantim Cimentos S.A. 7.250%, 04/05/41 (144A)	600,000	652,500

Capital Markets—0.3%
Banco BTG Pactual S.A. 5.750%, 09/28/22 (144A)	300,000	303,090
Macquarie Bank, Ltd. 5.000%, 02/22/17 (144A)	550,000	588,035
6.625%, 04/07/21 (144A)	500,000	535,924

		1,427,049

Chemicals—0.1%
Braskem Finance, Ltd. 5.750%, 04/15/21 (144A)	200,000	213,000
LPG International, Inc. 7.250%, 12/20/15	175,000	195,563

		408,563

Commercial Banks—2.2%
Akbank TAS 5.125%, 07/22/15 (144A)	100,000	$103,875
Banco de Credito e Inversiones 3.000%, 09/13/17 (144A) (a)	600,000	600,618
Banco Latinoamericano de Comercio Exterior S.A. 3.750%, 04/04/17 (144A)	150,000	156,000
Banco Santander Brasil S.A. 4.625%, 02/13/17 (144A) (a)	400,000	414,000
Banco Santander Chile 6.500%, 09/22/20 (144A) (CLP)	250,000,000	511,226
Banco Votorantim S.A. 6.250%, 05/16/16 (144A) (BRL)	450,000	250,086
Barclays Bank plc 3.680%, 08/20/15 (KRW)	220,000,000	202,643
BBVA Bancomer S.A. 6.750%, 09/30/22 (144A) (a)	300,000	328,500
Canara Bank, Ltd. 6.365%, 11/28/21 (b)	200,000	197,765
Central American Bank for Economic Integration 3.875%, 02/09/17 (144A)	550,000	584,609
European Investment Bank 2.375%, 07/10/20 (CHF)	430,000	508,410
Export Credit Bank of Turkey 5.375%, 11/04/16 (144A) (a)	200,000	215,500
Export-Import Bank of Korea 4.000%, 11/26/15 (144A) (PHP)	8,000,000	195,023
Hana Bank 4.000%, 11/03/16 (144A)	200,000	216,259
ICICI Bank, Ltd. 6.375%, 04/30/22 (144A) (b)	300,000	303,000
Industrial Bank of Korea 2.375%, 07/17/17 (144A)	300,000	305,694
International Bank for Reconstruction & Development 2.300%, 02/26/13 (KRW)	1,190,000,000	1,066,545
Itau Unibanco Holding S.A. 6.200%, 12/21/21 (144A) (a)	300,000	327,750
PKO Finance AB 4.630%, 09/26/22 (144A)	450,000	452,475
Shinhan Bank 4.375%, 07/27/17 (144A) (a)	300,000	330,451
Standard Chartered Bank 5.875%, 09/26/17 (EUR)	250,000	353,575
State Bank of India 4.125%, 08/01/17 (144A) (a)	300,000	307,218
Turkiye Garanti Bankasi 4.000%, 09/13/17 (144A) (a)	300,000	300,930
VTB Bank OJSC Via VTB Capital S.A. 6.000%, 04/12/17 (144A)	200,000	209,500
Woori Bank Co., Ltd. 5.875%, 04/13/21 (144A)	200,000	232,769
Yapi ve Kredi Bankasi Via Unicredit Luxembourg S.A. 5.188%, 10/13/15 (144A)	300,000	308,250

		8,982,671

MIST-116

Met Investors Series Trust

Loomis Sayles Global Markets Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Foreign Bonds & Debt Securities—(Continued)

Security Description	Par Amount†	Value

Construction Materials—0.1%
Lafarge S.A. 4.750%, 03/23/20 (EUR)	225,000	$289,859

Consumer Finance—0.1%
Hyundai Capital Services, Inc. 3.500%, 09/13/17 (144A) (a)	400,000	418,738
Sydney Airport Finance Co. Pty, Ltd. 5.125%, 02/22/21 (144A)	140,000	152,036

		570,774

Distributors—0.0%
Marfrig Overseas, Ltd. 9.500%, 05/04/20 (144A)	100,000	83,150

Diversified Financial Services—0.1%
Eksportfinans ASA 2.000%, 09/15/15	90,000	84,209
Fibria Overseas Finance, Ltd. 6.750%, 03/03/21 (144A)	150,000	161,625

		245,834

Diversified Telecommunication Services—0.3%
Axtel S.A.B. de C.V. 9.000%, 09/22/19 (144A)	720,000	453,600
British Telecommunications plc 5.750%, 12/07/28 (GBP)	150,000	288,616
Oi S.A. 9.750%, 09/15/16 (144A) (BRL)	300,000	155,383
Portugal Telecom International Finance B.V. 5.000%, 11/04/19 (EUR)	50,000	59,279
Telecom Italia Capital S.A. 6.000%, 09/30/34	350,000	311,500
Telefonica Emisiones SAU 4.375%, 02/02/16 (EUR)	140,000	182,586

		1,450,964

Electric Utilities—0.9%
CEZ A.S. 4.250%, 04/03/22 (144A)	400,000	427,912
Dubai Electricity & Water Authority 8.500%, 04/22/15 (144A)	300,000	339,000
6.375%, 10/21/16 (144A)	200,000	219,300
E.CL S.A. 5.625%, 01/15/21 (144A)	250,000	280,816
Emgesa S.A. E.S.P 8.750%, 01/25/21 (144A) (COP)	420,000,000	263,723
Empresas Publicas de Medellin E.S.P. 7.625%, 07/29/19 (144A)	400,000	507,000
8.375%, 02/01/21 (144A) (COP)	1,200,000,000	746,826
Majapahit Holding B.V. 8.000%, 08/07/19 (144A) (a)	400,000	507,000
7.750%, 01/20/20 (144A)	200,000	252,500

		3,544,077

Energy Equipment & Services—0.1%
MBPS Finance Co. 11.250%, 11/15/15 (144A)	200,000	180,000

Energy Equipment & Services—(Continued)
Odebrecht Drilling Norbe VIII/IX, Ltd. 6.350%, 06/30/21 (144A) (a)	194,000	$219,123

		399,123

Food Products—0.1%
BRF - Brasil Foods S.A. 5.875%, 06/06/22 (144A)	200,000	219,000

Gas Utilities—0.1%
China Resources Gas Group, Ltd. 4.500%, 04/05/22 (144A)	200,000	217,294
Transportadora de Gas del Sur S.A. 7.875%, 05/14/17 (144A)	345,000	297,563

		514,857

Household Durables—0.1%
Desarrolladora Homex S.A.B. de C.V. 9.750%, 03/25/20 (144A) (a)	400,000	410,000

Industrial Conglomerates—0.1%
Hutchison Whampoa International 11, Ltd. 3.500%, 01/13/17 (144A)	200,000	212,635

Media—0.2%
Colombia Telecomunicaciones S.A. ESP 5.375%, 09/27/22 (144A)	250,000	254,375
Myriad International Holding B.V. 6.375%, 07/28/17 (144A)	100,000	113,750
Shaw Communications, Inc. 5.650%, 10/01/19 (CAD)	250,000	286,097
WPP 2008, Ltd. 6.000%, 04/04/17 (GBP)	160,000	298,521

		952,743

Metals & Mining—0.5%
Anglo American Capital plc 2.625%, 09/27/17 (144A)	250,000	251,142
AngloGold Ashanti Holdings plc 5.125%, 08/01/22 (a)	285,000	290,781
ArcelorMittal 7.000%, 03/01/41 (a)	300,000	270,475
CSN Resources S.A. 6.500%, 07/21/20 (144A) (a)	100,000	108,250
Hyundai Steel Co. 4.625%, 04/21/16 (144A)	400,000	430,594
Vale Overseas, Ltd. 6.875%, 11/21/36	694,000	807,037

		2,158,279

Multi-Utilities—0.1%
Veolia Environnement S.A. 5.125%, 05/24/22 (EUR)	180,000	270,692

Multiline Retail—0.2%
Edcon Proprietary, Ltd. 3.502%, 06/15/14 (EUR) (b)	610,000	729,009

MIST-117

Met Investors Series Trust

Loomis Sayles Global Markets Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Foreign Bonds & Debt Securities—(Continued)

Security Description	Par Amount†	Value

Multiline Retail—(Continued)
Lotte Shopping Co., Ltd. 3.375%, 05/09/17 (144A)	200,000	$208,612

		937,621

Oil, Gas & Consumable Fuels—0.6%
Adaro Indonesia PT 7.625%, 10/22/19 (144A) (a)	400,000	444,000
Gazprom OAO Via Gaz Capital S.A. 4.950%, 05/23/16 (144A)	200,000	212,254
Korea National Oil Corp. 3.125%, 04/03/17 (144A)	200,000	210,648
OGX Austria GmbH 8.500%, 06/01/18 (144A) (a)	200,000	181,000
Pacific Rubiales Energy Corp. 7.250%, 12/12/21 (144A)	480,000	566,400
Pan American Energy LLC 7.875%, 05/07/21 (144A)	180,000	166,500
Petrobras International Finance Co. 6.250%, 12/14/26 (GBP)	200,000	357,672
Petroleos de Venezuela S.A. 5.375%, 04/12/27	600,000	370,500

		2,508,974

Paper & Forest Products—0.1%
Celulosa Arauco y Constitucion S.A. 4.750%, 01/11/22	400,000	419,687

Road & Rail—0.1%
Transnet SOC, Ltd. 4.000%, 07/26/22 (144A)	300,000	305,700

Semiconductors & Semiconductor Equipment—0.0%
STATS ChipPAC, Ltd. 7.500%, 08/12/15 (144A)	150,000	157,500

Sovereign—5.3%
Argentine Republic Government International Bond 8.280%, 12/31/33 (a)	634,758	501,459
Brazil Notas do Tesouro Nacional 6.000%, 05/15/15 (BRL)	715,000	841,487
10.000%, 01/01/21 (BRL)	1,635,000	842,246
Brazilian Government International Bond 8.500%, 01/05/24 (BRL)	350,000	201,998
Bundesrepublik Deutschland 3.750%, 01/04/17 (EUR)	480,000	705,887
Canadian Government Bonds 3.500%, 06/01/13 (CAD)	205,000	211,879
3.000%, 12/01/15 (CAD)	750,000	805,905
Hungary Government International Bonds 6.375%, 03/29/21	190,000	207,822
Iceland Government International Bond 5.875%, 05/11/22 (144A)	500,000	546,011
Indonesia Treasury Bond 11.500%, 09/15/19 (IDR)	2,901,000,000	399,833
Italy Buoni Poliennali Del Tesoro 4.500%, 08/01/18 (EUR)	490,000	640,102
5.000%, 03/01/22 (EUR)	220,000	283,915

Sovereign—(Continued)
Korea Treasury Bond 5.000%, 09/10/14 (KRW)	1,000,000,000	$936,778
Malaysia Government Bonds 3.210%, 05/31/13 (MYR)	1,200,000	393,141
3.434%, 08/15/14 (MYR)	1,600,000	526,805
4.262%, 09/15/16 (MYR)	800,000	271,541
Mexican Bonos 8.000%, 12/17/15 (MXN)	14,050,000	1,193,039
7.750%, 12/14/17 (MXN)	20,850,000	1,822,894
8.500%, 12/13/18 (MXN)	3,000,000	274,949
6.500%, 06/10/21 (MXN)	3,500,000	296,144
8.500%, 11/18/38 (MXN)	6,500,000	631,075
New Zealand Government Bond 6.000%, 05/15/21 (NZD)	1,000,000	993,822
Norwegian Government Bonds 4.250%, 05/19/17 (NOK)	1,980,000	387,940
4.500%, 05/22/19 (NOK)	4,280,000	874,468
Philippine Government International Bond 6.250%, 01/14/36 (PHP)	30,000,000	799,173
Poland Government Bond 4.750%, 04/25/17 (PLN)	1,000,000	319,323
Poland Government International Bonds 5.000%, 03/23/22	240,000	279,000
3.000%, 03/17/23	285,000	280,493
Republic of Latvia 5.250%, 02/22/17 (144A)	400,000	441,000
Singapore Government Bond 1.625%, 04/01/13 (SGD)	2,015,000	1,652,622
2.250%, 07/01/13 (SGD)	570,000	471,290
2.500%, 06/01/19 (SGD)	375,000	337,749
Spain Government Bonds 4.250%, 10/31/16 (EUR)	250,000	315,191
4.200%, 01/31/37 (EUR)	705,000	639,178
Sweden Government Bonds 5.000%, 12/01/20 (SEK)	2,650,000	516,929
Turkey Government Bonds Zero Coupon, 05/15/13 (TRY)	500,000	261,502
9.000%, 03/08/17 (TRY)	500,000	292,113
Uruguay Government International Bonds 5.000%, 09/14/18 (UYU)	5,000,000	432,801
4.375%, 12/15/28 (UYU)	4,890,329	297,488
3.700%, 06/26/37 (UYU)	2,700,000	209,455

		22,336,447

Thrifts & Mortgage Finance—0.1%
Odebrecht Finance, Ltd. 6.000%, 04/05/23 (144A)	500,000	557,500

Tobacco—0.0%
BAT International Finance plc 3.250%, 06/07/22 (144A)	150,000	154,245

Trading Companies & Distributors—0.1%
Noble Group, Ltd. 6.750%, 01/29/20 (144A)	300,000	319,500

MIST-118

Met Investors Series Trust

Loomis Sayles Global Markets Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Foreign Bonds & Debt Securities—(Continued)

Security Description	Par Amount†	Value

Wireless Telecommunication Services—0.2%
America Movil S.A.B. de C.V. 3.500%, 02/08/15 (CNH)	4,000,000	$637,108
Indosat Palapa Co. B.V. 7.375%, 07/29/20 (144A) (a)	200,000	229,000

		866,108

Total Foreign Bonds & Debt Securities (Cost $48,631,483)		51,835,678

Domestic Bonds & Debt Securities—11.6%

Aerospace & Defense—0.0%
Textron, Inc. 3.875%, 03/11/13 (EUR)	100,000	129,135

Airlines—0.7%
Delta Air Lines Pass-Through Trust 8.954%, 08/10/14	1,305,773	1,340,115
8.021%, 08/10/22	1,360,471	1,469,309
US Airways Pass-Through Trust 8.000%, 10/01/19	40,000	41,200
5.900%, 10/01/24 (a)	80,000	84,600

		2,935,224

Auto Components—0.4%
Goodyear Tire & Rubber Co. (The) 7.000%, 05/15/22 (a)	225,000	239,625
7.000%, 03/15/28	1,228,000	1,237,210

		1,476,835

Automobiles—0.4%
Ford Motor Co. 6.625%, 10/01/28	1,675,000	1,879,085

Building Products—0.5%
Masco Corp. 7.750%, 08/01/29	200,000	211,789
6.500%, 08/15/32 (a)	30,000	31,153
USG Corp. 6.300%, 11/15/16	195,000	197,925
9.750%, 01/15/18	1,495,000	1,622,075

		2,062,942

Capital Markets—1.2%
Goldman Sachs Group, Inc. (The) 6.750%, 10/01/37	945,000	1,015,513
6.875%, 01/18/38 (GBP)	100,000	165,152
Jefferies Group, Inc. 5.125%, 04/13/18	100,000	102,000
6.875%, 04/15/21	480,000	519,000
6.450%, 06/08/27	50,000	51,500
6.250%, 01/15/36	175,000	175,000
Morgan Stanley 5.375%, 11/14/13 (GBP)	240,000	398,360
7.250%, 05/26/15 (AUD)	300,000	323,930
7.625%, 03/03/16 (AUD)	500,000	549,429
5.750%, 01/25/21	1,600,000	1,759,171

		5,059,055

Chemicals—0.0%
Hercules, Inc. 6.500%, 06/30/29	10,000	$9,175
Incitec Pivot Finance LLC 6.000%, 12/10/19 (144A)	80,000	88,784

		97,959

Commercial Banks—0.1%
Wells Fargo & Co. 4.625%, 11/02/35 (GBP)	100,000	175,700
4.875%, 11/29/35 (GBP)	100,000	159,206

		334,906

Commercial Services & Supplies—0.0%
RR Donnelley & Sons Co. 8.250%, 03/15/19 (a)	165,000	168,300

Communications Equipment—0.0%
Alcatel-Lucent USA, Inc. 6.450%, 03/15/29	55,000	36,300

Consumer Finance—0.7%
Ally Financial, Inc. 8.000%, 11/01/31	653,000	764,663
SLM Corp. 5.625%, 08/01/33	975,000	925,275
Springleaf Finance Corp. 5.850%, 06/01/13 (a)	245,000	245,000
5.400%, 12/01/15	390,000	352,217
5.750%, 09/15/16	600,000	519,372
6.900%, 12/15/17	230,000	196,650

		3,003,177

Diversified Financial Services—0.4%
Bank of America Corp. 5.490%, 03/15/19	100,000	109,095
4.750%, 05/06/19 (EUR) (b)	285,000	336,391
5.000%, 05/13/21	90,000	99,101
Citigroup, Inc. 6.250%, 06/29/17 (NZD)	300,000	255,309
General Electric Capital Corp. 7.625%, 12/10/14 (NZD)	850,000	756,780

		1,556,676

Diversified Telecommunication Services—0.7%
CenturyLink, Inc. 6.875%, 01/15/28	45,000	48,471
7.600%, 09/15/39	475,000	503,854
7.650%, 03/15/42	185,000	197,700
Level 3 Financing, Inc. 9.375%, 04/01/19	95,000	105,925
7.000%, 06/01/20 (144A)	380,000	385,225
Qwest Capital Funding, Inc. 7.750%, 02/15/31	1,445,000	1,573,042

		2,814,217

MIST-119

Met Investors Series Trust

Loomis Sayles Global Markets Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount†	Value

Food & Staples Retailing—0.7%
New Albertsons, Inc. 7.450%, 08/01/29	5,470,000	$3,076,875

Health Care Providers & Services—2.0%
HCA, Inc. 7.690%, 06/15/25	755,000	770,100
7.580%, 09/15/25	375,000	378,750
7.050%, 12/01/27	80,000	76,000
7.500%, 11/06/33	5,060,000	4,984,100
7.750%, 07/15/36	1,420,000	1,416,450
Tenet Healthcare Corp. 6.875%, 11/15/31	910,000	819,000

		8,444,400

Hotels, Restaurants & Leisure—0.1%
MGM Resorts International 8.625%, 02/01/19 (144A) (a)	215,000	235,425

Household Durables—0.1%
K. Hovnanian Enterprises, Inc. 7.500%, 05/15/16	15,000	14,138
5.000%, 11/01/21 (144A)	700,000	588,000

		602,138

Independent Power Producers & Energy Traders—0.4%
Energy Future Holdings Corp. 5.550%, 11/15/14	630,000	510,300
6.500%, 11/15/24 (a)	1,620,000	972,000
6.550%, 11/15/34 (a)	120,000	66,000

		1,548,300

Industrial Conglomerates—1.2%
Momentive Specialty Chemicals, Inc. 8.375%, 04/15/16	3,030,000	2,757,300
9.200%, 03/15/21	1,910,000	1,699,900
7.875%, 02/15/23	899,000	710,210

		5,167,410

Insurance—0.3%
Forethought Financial Group, Inc. 8.625%, 04/15/21 (144A)	820,000	1,049,954

Metals & Mining—0.2%
Gerdau Holdings, Inc. 7.000%, 01/20/20 (144A)	400,000	464,000
United States Steel Corp. 7.500%, 03/15/22 (a)	290,000	287,825

		751,825

Multiline Retail—0.1%
J.C. Penney Corp., Inc. 7.400%, 04/01/37	5,000	4,506
7.625%, 03/01/97 (a)	250,000	214,375

		218,881

Oil, Gas & Consumable Fuels—0.1%
Chesapeake Energy Corp. 6.625%, 08/15/20	5,000	$5,181
6.875%, 11/15/20	5,000	5,300
NGC Corp. Capital Trust I 8.316%, 06/01/27 (c)	520,000	71,500
Reliance Holdings USA, Inc. 5.400%, 02/14/22 (144A)	500,000	533,576

		615,557

Pharmaceuticals—0.1%
Valeant Pharmaceuticals International, Inc. 6.375%, 10/15/20 (144A)	50,000	51,125
VPI Escrow Corp. 6.375%, 10/15/20 (144A)	190,000	194,750

		245,875

Real Estate Investment Trusts—0.5%
iStar Financial, Inc. 8.625%, 06/01/13	745,000	771,075
5.950%, 10/15/13	955,000	964,550
5.700%, 03/01/14	125,000	126,406
6.050%, 04/15/15 (a)	40,000	39,600
5.875%, 03/15/16	220,000	214,500

		2,116,131

Specialty Retail—0.0%
Toys “R” Us, Inc. 7.375%, 10/15/18	150,000	135,375

Thrifts & Mortgage Finance—0.0%
Ladder Capital Finance Holdings LLP / Ladder Capital Finance Corp. 7.375%, 10/01/17 (144A)	90,000	92,250

Trading Companies & Distributors—0.1%
UR Merger Sub Corp. 7.625%, 04/15/22 (144A)	190,000	208,525

Wireless Telecommunication Services—0.6%
Sprint Capital Corp. 6.900%, 05/01/19 (a)	735,000	766,238
6.875%, 11/15/28	1,250,000	1,156,250
8.750%, 03/15/32	350,000	364,000
Sprint Nextel Corp. 6.000%, 12/01/16	109,000	112,815

		2,399,303

Total Domestic Bonds & Debt Securities (Cost $46,758,267)		48,462,035

Convertible Bonds—2.2%

Automobiles—0.4%
Ford Motor Co. 4.250%, 11/15/16	1,305,000	1,806,609

MIST-120

Met Investors Series Trust

Loomis Sayles Global Markets Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Convertible Bonds—(Continued)

Security Description	Shares/Par/ Principal Amount†	Value

Communications Equipment—0.0%
Ciena Corp. 3.750%, 10/15/18 (144A)	115,000	$121,325

Diversified Telecommunication Services—0.3%
Level 3 Communications, Inc. 7.000%, 03/15/15 (144A)	1,015,000	1,232,591

Health Care Providers & Services—0.1%
Omnicare, Inc. 3.750%, 12/15/25	365,000	517,387

Insurance—0.5%
Old Republic International Corp. 3.750%, 03/15/18	1,875,000	1,875,000

Machinery—0.1%
Meritor, Inc. 4.000%, 02/15/27 (d)	230,000	172,356
Trinity Industries, Inc. 3.875%, 06/01/36 (a)	45,000	46,716

		219,072

Oil, Gas & Consumable Fuels—0.0%
Chesapeake Energy Corp. 2.750%, 11/15/35	75,000	71,766
2.500%, 05/15/37	50,000	45,156

		116,922

Semiconductors & Semiconductor Equipment—0.8%
Intel Corp. 3.250%, 08/01/39	2,670,000	3,304,125

Total Convertible Bonds (Cost $7,648,112)		9,193,031

Convertible Preferred Stocks—0.8%

Automobiles—0.5%
General Motors Co. Series B 4.750%, 12/01/13 (a)	56,810	2,117,877

Diversified Telecommunication Services—0.3%
Lucent Technologies Capital Trust I 7.750%, 03/15/17	2,063	1,196,540

Total Convertible Preferred Stocks (Cost $4,217,837)		3,314,417

Loan Participations—0.4%

Oil, Gas & Consumable Fuels—0.4%
Chesapeake Energy Corp. Term Loan 7.000%, 12/02/17 (Cost $1,546,616)	1,585,000	1,591,847

Municipals—0.2%
Security Description	Shares/Par/ Principal Amount†	Value
Tobacco Settlement Financing Corp. 6.706%, 06/01/46 (Cost $1,364,698)	1,365,000	$929,169

Preferred Stock—0.2%

Consumer Finance—0.2%
Ally Financial, Inc., Series G, 7.00% (144A) (Cost $211,643)	906	847,535

U.S. Treasury & Government Agencies—0.2%

U.S. Treasury—0.2%
U.S. Treasury Notes 0.250%, 02/15/15 (Cost $805,518)	810,000	809,620

Mortgage-Backed Securities—0.0%

Commercial Mortgage-Backed Securities—0.0%
Credit Suisse Mortgage Capital Certificates 5.869%, 09/15/40 (b)	40,000	38,044

Total Mortgage-Backed Securities (Cost $33,615)		38,044

Short-Term Investments—13.5%

Mutual Fund—10.3%
State Street Navigator Securities Lending Prime Portfolio (e)	43,203,280	43,203,280

Repurchase Agreement—3.2%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/28/12 at 0.010% to be repurchased at $13,472,011 on 10/01/12, collateralized by $13,710,000 Federal Home Loan Bank at 0.375% due 11/27/13 with a value of $13,744,275.	13,472,000	13,472,000

Total Short-Term Investments (Cost $56,675,280)		56,675,280

Total Investments—109.0% (Cost $413,323,962#)		455,940,762
Other assets and liabilities (net)—(9.0)%		(37,598,492)

Net Assets—100.0%		$418,342,270

†	Par amount stated in U.S. dollars unless otherwise noted.
#	As of September 30, 2012, the aggregate cost of investments was $413,323,962. The aggregate unrealized appreciation and depreciation of investments were $52,988,183 and $(10,371,383), respectively, resulting in net unrealized appreciation of $42,616,800.
*	Non-income producing security.

See accompanying notes to financial statements.

MIST-121

Met Investors Series Trust

Loomis Sayles Global Markets Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

(a)	All or a portion of the security was held on loan. As of September 30, 2012, the market value of securities loaned was $41,462,246 and the collateral received consisted of cash in the amount of $43,203,280. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Variable or floating rate security. The stated rate represents the rate at September 30, 2012. Maturity date shown for callable securities reflects the earliest possible call date.
(c)	Security is in default and/or issuer is in bankruptcy.
(d)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(e)	Represents investment of cash collateral received from securities lending transactions.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2012, the market value of 144A securities was $31,794,494, which is 7.6% of net assets.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(CLP)—	Chilean Peso
(CNH)—	Chinese Renminbi
(COP)—	Colombian Peso
(EUR)—	Euro
(GBP)—	British Pound
(GDR)—	A Global Depositary Receipt is a negotiable certificate issued by one country’s bank against a certain number of shares of a company’s stock held in its custody but traded on the stock exchange of another country.
(IDR)—	Indonesian Rupiah
(KRW)—	South Korean Won
(MXN)—	Mexican Peso
(MYR)—	Malaysian Ringgit
(NOK)—	Norwegian Krone
(NZD)—	New Zealand Dollar
(PHP)—	Philippine Peso
(PLN)—	Polish Zloty
(SEK)—	Swedish Krona
(SGD)—	Singapore Dollar
(TRY)—	Turkish Lira
(UYU)—	Uruguayan Peso

Countries Diversification as of September 30, 2012 (Unaudited)	% of Net Assets
United States	52.6
United Kingdom	9.0
Brazil	4.9
Chile	2.9
Netherlands	2.8
Sweden	2.7
Mexico	2.4
Hong Kong	1.8
France	1.7
Belgium	1.4

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts to buy:

Settlement Date	Counterparty	Contracts to Buy		Value at September 30, 2012	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
11/13/2012	Credit Suisse London	530,000	BRL	$260,064	$262,506	$(2,442)
12/21/2012	Credit Suisse London	550,000	BRL	268,548	262,530	6,018
12/10/2012	Credit Suisse London	615,000,000	KRW	551,498	538,930	12,568

Net Unrealized Appreciation						$16,144

Forward foreign currency exchange contracts to sell:

Settlement Date	Counterparty	Contracts to Deliver		Value at September 30, 2012	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
12/19/2012	Credit Suisse London	750,000	AUD	$772,850	$776,948	$4,098
10/31/2012	Barclays Bank plc	2,500,000	NZD	2,068,093	1,957,625	(110,468)

Net Unrealized Depreciation						$(106,370)

MIST-122

Met Investors Series Trust

Loomis Sayles Global Markets Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Forward Foreign Cross-Currency Exchange Contracts:

Settlement Date	Counterparty	Contracts to Buy		Contracts to Deliver		Net Unrealized Appreciation
12/12/2012	Deutsche Bank AG	481,428	EUR	3,550,000	NOK	$1,089

(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(EUR)—	Euro
(KRW)—	South Korean Won
(NOK)—	Norwegian Krone
(NZD)—	New Zealand Dollar

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1- unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2012:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$3,539,251	$—	$—	$3,539,251
Beverages	5,071,463	13,993,553	—	19,065,016
Biotechnology	3,687,217	—	—	3,687,217
Chemicals	9,408,642	—	—	9,408,642
Commercial Banks	12,042,513	5,524,252	—	17,566,765
Communications Equipment	4,743,491	—	—	4,743,491
Computers & Peripherals	9,242,885	—	—	9,242,885
Consumer Finance	6,737,455	—	—	6,737,455
Diversified Financial Services	8,074,151	—	—	8,074,151
Diversified Telecommunication Services	9,969,158	—	—	9,969,158
Energy Equipment & Services	19,176,841	—	—	19,176,841
Food & Staples Retailing	5,249,745	—	—	5,249,745
Food Products	—	5,031,839	—	5,031,839
Gas Utilities	4,500,073	—	—	4,500,073
Health Care Equipment & Supplies	—	5,288,130	—	5,288,130
Health Care Providers & Services	2,309,878	—	—	2,309,878
Hotels, Restaurants & Leisure	4,005,474	—	—	4,005,474
Independent Power Producers & Energy Traders	5,983,637	—	—	5,983,637
Industrial Conglomerates	—	3,835,395	—	3,835,395
Insurance	5,678,240	—	—	5,678,240
Internet & Catalog Retail	5,079,155	—	—	5,079,155
Internet Software & Services	16,308,169	—	—	16,308,169
Machinery	3,835,405	10,569,645	—	14,405,050
Metals & Mining	—	4,094,404	—	4,094,404
Multiline Retail	5,486,585	—	—	5,486,585

MIST-123

Met Investors Series Trust

Loomis Sayles Global Markets Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Oil, Gas & Consumable Fuels	$5,315,071	$4,808,695	$—	$10,123,766
Personal Products	4,368,572	—	—	4,368,572
Pharmaceuticals	4,433,586	10,243,931	—	14,677,517
Real Estate Management & Development	4,694,151	2,748,760	—	7,442,911
Road & Rail	2,688,507	—	—	2,688,507
Semiconductors & Semiconductor Equipment	4,200,907	—	—	4,200,907
Software	12,919,764	—	—	12,919,764
Specialty Retail	5,195,084	—	—	5,195,084
Textiles, Apparel & Luxury Goods	—	2,134,000	—	2,134,000
Tobacco	—	5,336,174	—	5,336,174
Trading Companies & Distributors	4,126,353	—	—	4,126,353
Wireless Telecommunication Services	—	10,563,905	—	10,563,905
Total Common Stocks	198,071,423	84,172,683	—	282,244,106
Total Foreign Bonds & Debt Securities*	—	51,835,678	—	51,835,678
Total Domestic Bonds & Debt Securities*	—	48,462,035	—	48,462,035
Total Convertible Bonds*	—	9,193,031	—	9,193,031
Total Convertible Preferred Stocks*	3,314,417	—	—	3,314,417
Total Loan Participations*	—	1,591,847	—	1,591,847
Total Municipals	—	929,169	—	929,169
Total Preferred Stock*	—	847,535	—	847,535
Total U.S. Treasury & Government Agencies*	—	809,620	—	809,620
Total Mortgage-Backed Securities*	—	38,044	—	38,044
Short-Term Investments
Mutual Fund	43,203,280	—	—	43,203,280
Repurchase Agreement	—	13,472,000	—	13,472,000
Total Short-Term Investments	43,203,280	13,472,000	—	56,675,280
Total Investments	$244,589,120	$211,351,642	$—	$455,940,762

Forward Contracts**
Forward Foreign Currency Contracts (Unrealized Appreciation)	$—	$23,773	$—	$23,773
Forward Foreign Currency Contracts (Unrealized Depreciation)	—	(112,910)	—	(112,910)
Total Forward Contracts	$—	$(89,137)	$—	$(89,137)

*	See Schedule of Investments for additional detailed categorizations.

Preferred Stocks in the amount of $649,517 were transferred from Level 1 to Level 2 due to a decline in market availability.

MIST-124

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Domestic Bonds & Debt Securities—72.6% of Net Assets

Security Description	Par Amount†	Value

Aerospace & Defense—1.6%
BE Aerospace, Inc. 5.250%, 04/01/22	5,475,000	$5,707,687
Esterline Technologies Corp. 7.000%, 08/01/20	2,100,000	2,341,500
GeoEye, Inc. 9.625%, 10/01/15 (a)	1,500,000	1,680,000
8.625%, 10/01/16	1,000,000	1,097,500
Huntington Ingalls Industries, Inc. 6.875%, 03/15/18	2,000,000	2,177,500
7.125%, 03/15/21 (a)	3,500,000	3,784,375
Spirit Aerosystems, Inc. 6.750%, 12/15/20	6,300,000	6,898,500
Triumph Group, Inc. 8.000%, 11/15/17	1,500,000	1,642,500

		25,329,562

Airlines—0.5%
Delta Air Lines Pass-Through Trust 4.950%, 05/23/19	778,786	841,088
UAL 2007-1 Pass-Through Trust 6.636%, 07/02/22	1,648,836	1,723,033
United Air Lines, Inc. 9.875%, 08/01/13 (144A)	2,667,000	2,740,343
12.000%, 11/01/13 (144A)	2,000,000	2,065,000

		7,369,464

Auto Components—1.2%
Commercial Vehicle Group, Inc. 7.875%, 04/15/19	4,150,000	4,212,250
Cooper-Standard Automotive, Inc. 8.500%, 05/01/18 (a)	2,000,000	2,175,000
Dana Holding Corp. 6.500%, 02/15/19	2,750,000	2,942,500
6.750%, 02/15/21	2,500,000	2,712,500
Stanadyne Corp. 10.000%, 08/15/14 (a)	1,500,000	1,406,250
Stanadyne Holdings, Inc. 12.000%, 02/15/15 (b)	4,000,000	2,665,000
Stoneridge, Inc. 9.500%, 10/15/17 (144A)	1,725,000	1,871,625
Tenneco, Inc. 6.875%, 12/15/20	1,250,000	1,375,000

		19,360,125

Automobiles—0.4%
Chrysler Group LLC/CG Co.-Issuer Inc. 8.250%, 06/15/21 (a)	2,200,000	2,354,000
Ford Motor Co. 7.450%, 07/16/31 (a)	3,000,000	3,746,250

		6,100,250

Beverages—0.1%
Constellation Brands, Inc. 4.625%, 03/01/23	750,000	768,750

Biotechnology—0.1%
Grifols, Inc. 8.250%, 02/01/18	1,500,000	$1,665,000

Building Products—0.5%
Griffon Corp. 7.125%, 04/01/18	1,575,000	1,675,406
Masco Corp. 7.125%, 03/15/20 (a)	3,500,000	3,989,965
Owens Corning 9.000%, 06/15/19	1,625,000	2,047,835

		7,713,206

Capital Markets—1.6%
Goldman Sachs Group, Inc. (The) 5.750%, 01/24/22 (a)	3,000,000	3,461,988
Lazard Group LLC 7.125%, 05/15/15	3,300,000	3,641,461
Legg Mason, Inc. 5.500%, 05/21/19 (144A)	1,000,000	1,073,752
Morgan Stanley 6.250%, 08/28/17 (a)	3,000,000	3,406,989
Neuberger Berman Group LLC/Neuberger Berman Finance Corp. 5.625%, 03/15/20 (144A) (a)	700,000	749,000
5.875%, 03/15/22 (144A) (a)	3,500,000	3,762,500
Nuveen Investments, Inc. 9.500%, 10/15/20 (144A) (a)	4,550,000	4,550,000
Raymond James Financial, Inc. 8.600%, 08/15/19	4,075,000	5,095,408

		25,741,098

Chemicals—2.0%
Airgas, Inc. 7.125%, 10/01/18	1,900,000	2,050,098
Ashland, Inc. 4.750%, 08/15/22 (144A)	2,000,000	2,055,000
Celanese U.S. Holdings LLC 6.625%, 10/15/18 (a)	5,000,000	5,500,000
Chemtura Corp. 7.875%, 09/01/18	2,500,000	2,731,250
Huntsman International LLC 8.625%, 03/15/20 (a)	3,500,000	3,972,500
Momentive Performance Materials, Inc. 9.000%, 01/15/21 (a)	1,000,000	730,000
Mosaic Global Holdings, Inc. 7.300%, 01/15/28	4,900,000	6,283,089
Rockwood Specialties Group, Inc. 4.625%, 10/15/20 (a)	2,900,000	2,954,375
Scotts Miracle-Gro Co. (The) 6.625%, 12/15/20	4,500,000	4,871,250

		31,147,562

Commercial Banks—1.9%
CIT Group, Inc. 4.250%, 08/15/17	2,200,000	2,294,116
Discover Bank 8.700%, 11/18/19	2,000,000	2,585,974

MIST-125

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount†	Value

Commercial Banks—(Continued)
Fifth Third Capital Trust IV 6.500%, 04/15/37 (b)	4,200,000	$4,226,250
Huntington Bancshares, Inc. 7.000%, 12/15/20	2,000,000	2,434,224
Regions Bank 7.500%, 05/15/18	1,950,000	2,305,875
6.450%, 06/26/37	4,000,000	4,100,000
SVB Financial Group 5.375%, 09/15/20 (a)	2,150,000	2,453,718
Synovus Financial Corp. 7.875%, 02/15/19	1,500,000	1,665,000
Wachovia Capital Trust III 5.570%, 12/10/12 (b)	3,143,000	3,119,428
Zions BanCorporation 7.750%, 09/23/14	3,500,000	3,832,608

		29,017,193

Commercial Services & Supplies—1.6%
ADS Waste Holdings, Inc. 8.250%, 10/01/20 (144A)	575,000	587,938
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 9.625%, 03/15/18	3,500,000	3,902,500
9.750%, 03/15/20	1,100,000	1,262,250
Brambles USA, Inc. 5.350%, 04/01/20 (144A)	3,350,000	3,776,143
Clean Harbors, Inc. 5.250%, 08/01/20 (144A)	2,700,000	2,794,500
Deluxe Corp. 7.375%, 06/01/15	3,900,000	3,987,750
Iron Mountain, Inc. 7.750%, 10/01/19	1,425,000	1,610,250
5.750%, 08/15/24 (a)	3,600,000	3,627,000
Steelcase, Inc. 6.375%, 02/15/21	3,000,000	3,228,495

		24,776,826

Communications Equipment—0.8%
Alcatel-Lucent USA, Inc. 6.450%, 03/15/29 (a)	1,500,000	990,000
Brocade Communications Systems, Inc. 6.625%, 01/15/18	2,000,000	2,085,000
6.875%, 01/15/20	1,900,000	2,061,500
CommScope, Inc. 8.250%, 01/15/19 (144A)	2,950,000	3,200,750
ViaSat, Inc. 8.875%, 09/15/16 (a)	2,500,000	2,693,750
6.875%, 06/15/20 (a)	2,000,000	2,070,000

		13,101,000

Computers & Peripherals—0.1%
NCR Corp. 5.000%, 07/15/22 (144A)	750,000	761,250

Construction & Engineering—0.7%
Dycom Investments, Inc. 7.125%, 01/15/21	4,375,000	4,725,000

Construction & Engineering—(Continued)
Great Lakes Dredge & Dock Corp. 7.375%, 02/01/19 (a)	2,300,000	$2,438,000
MasTec, Inc. 7.625%, 02/01/17 (a)	3,000,000	3,120,000

		10,283,000

Construction Materials—0.1%
Isabelle Acquisition Sub, Inc. 10.000%, 11/15/18 (144A) (c)	500,000	544,375
Louisiana-Pacific Corp. 7.500%, 06/01/20 (a)	1,500,000	1,678,125

		2,222,500

Consumer Finance—0.6%
Ally Financial, Inc. 8.300%, 02/12/15	2,000,000	2,220,000
Capital One Capital VI 8.875%, 05/15/40	6,250,000	6,386,012
SLM Corp. 6.250%, 01/25/16 (a)	1,300,000	1,417,000

		10,023,012

Containers & Packaging—3.0%
AEP Industries, Inc. 8.250%, 04/15/19	2,500,000	2,662,500
Crown Cork & Seal Co., Inc. 7.375%, 12/15/26	11,000,000	12,127,500
Longview Fibre Paper & Packaging, Inc. 8.000%, 06/01/16 (144A) (a)	3,000,000	3,142,500
Packaging Dynamics Corp. 8.750%, 02/01/16 (144A)	1,500,000	1,590,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu 8.500%, 05/15/18	9,400,000	9,588,000
7.125%, 04/15/19	2,000,000	2,120,000
9.875%, 08/15/19	1,650,000	1,763,437
5.750%, 10/15/20 (144A) (a)	1,250,000	1,251,563
Rock-Tenn Co. 3.500%, 03/01/20 (144A)	1,280,000	1,307,670
4.900%, 03/01/22 (144A) (a)	1,500,000	1,627,996
Sealed Air Corp. 8.375%, 09/15/21 (144A)	3,200,000	3,600,000
6.875%, 07/15/33 (144A)	4,500,000	4,252,500
Tekni-Plex, Inc. 9.750%, 06/01/19 (144A)	2,200,000	2,359,500

		47,393,166

Distributors—0.2%
VWR Funding, Inc. 10.250%, 07/15/15 (b)	3,000,000	3,071,250

Diversified Consumer Services—0.2%
Affinion Group, Inc. 11.500%, 10/15/15 (a)	4,250,000	3,548,750

MIST-126

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount†	Value

Diversified Financial Services—1.7%
Antero Resources Finance Corp. 7.250%, 08/01/19	2,500,000	$2,718,750
Cantor Fitzgerald L.P. 7.875%, 10/15/19 (144A)	2,550,000	2,669,258
CEDC Finance Corp. International, Inc. 9.125%, 12/01/16 (144A)	1,500,000	1,046,250
General Electric Capital Corp. 7.125%, 06/15/22 (a) (b)	2,400,000	2,685,050
International Lease Finance Corp. 8.750%, 03/15/17	6,500,000	7,637,500
6.250%, 05/15/19 (a)	2,000,000	2,160,000
8.250%, 12/15/20 (a)	1,000,000	1,192,500
JPMorgan Chase & Co. 7.900%, 04/30/18 (b)	1,650,000	1,880,692
4.500%, 01/24/22	1,000,000	1,111,383
Nationstar Mortgage LLC/Nationstar Capital Corp. 7.875%, 10/01/20 (144A)	525,000	536,813
Serta Simmons Holdings LLC 8.125%, 10/01/20 (144A)	1,800,000	1,795,500
Washington Mutual Bank 6.875%, 06/15/11 (d) (e)	6,000,000	600
ZFS Finance USA Trust V 6.500%, 05/09/37 (144A) (b)	630,000	669,375

		26,103,671

Diversified Telecommunication Services—2.7%
CenturyLink, Inc. 6.150%, 09/15/19 (a)	7,110,000	7,978,060
6.450%, 06/15/21 (a)	3,400,000	3,843,397
Ceridian Corp. 11.250%, 11/15/15 (a)	3,825,000	3,786,750
Cogent Communications Group, Inc. 8.375%, 02/15/18 (144A)	1,790,000	1,951,100
CPI International, Inc. 8.000%, 02/15/18	2,500,000	2,393,750
Frontier Communications Corp. 9.250%, 07/01/21 (a)	1,225,000	1,424,063
7.125%, 01/15/23 (a)	1,450,000	1,513,437
GCI, Inc. 6.750%, 06/01/21	1,550,000	1,557,750
Hughes Satellite Systems Corp. 7.625%, 06/15/21	5,000,000	5,562,500
NII Capital Corp. 10.000%, 08/15/16 (a)	2,500,000	2,475,000
8.875%, 12/15/19 (a)	2,500,000	2,112,500
Windstream Corp. 7.000%, 03/15/19	6,500,000	6,662,500
7.500%, 04/01/23	1,500,000	1,575,000

		42,835,807

Electric Utilities—1.0%
Black Hills Corp. 5.875%, 07/15/20	2,000,000	2,282,726
Coso Geothermal Power Holdings 7.000%, 07/15/26 (144A)	3,162,832	1,351,371
Duquesne Light Holdings, Inc. 6.400%, 09/15/20 (144A)	5,000,000	5,917,820

Electric Utilities—(Continued)
Peco Energy Co. 5.350%, 03/01/18	3,125,000	$3,750,359
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc. 11.500%, 10/01/20 (144A) (a)	3,000,000	2,362,500

		15,664,776

Electrical Equipment—0.3%
Anixter, Inc. 5.625%, 05/01/19	2,125,000	2,231,250
Belden, Inc. 5.500%, 09/01/22 (144A)	2,500,000	2,568,750

		4,800,000

Electronic Equipment, Instruments & Components—0.3%
Jabil Circuit, Inc. 4.700%, 09/15/22	1,500,000	1,500,000
Viasystems, Inc. 7.875%, 05/01/19 (144A)	2,925,000	2,925,000

		4,425,000

Energy Equipment & Services—1.8%
Alta Wind Holdings LLC 7.000%, 06/30/35 (144A)	2,181,803	2,424,651
Basic Energy Services, Inc. 7.750%, 02/15/19 (a)	1,500,000	1,545,000
Dresser-Rand Group, Inc. 6.500%, 05/01/21	3,500,000	3,692,500
FMC Technologies, Inc. 3.450%, 10/01/22	2,200,000	2,237,992
GulfMark Offshore, Inc. 6.375%, 03/15/22 (144A)	3,225,000	3,354,000
Hiland Partners LP/Hiland Partners Finance Corp. 7.250%, 10/01/20 (144A)	1,000,000	1,041,250
Hornbeck Offshore Services, Inc. 5.875%, 04/01/20	3,700,000	3,783,250
Oil States International, Inc. 6.500%, 06/01/19 (a)	3,175,000	3,389,313
SEACOR Holdings, Inc. 7.375%, 10/01/19 (a)	4,150,000	4,528,521
SESI LLC 6.375%, 05/01/19	1,750,000	1,881,250

		27,877,727

Food & Staples Retailing—0.7%
Rite Aid Corp. 9.500%, 06/15/17 (a)	2,000,000	2,067,500
10.250%, 10/15/19	2,000,000	2,280,000
7.700%, 02/15/27	3,000,000	2,520,000
Stater Bros Holdings, Inc. 7.375%, 11/15/18	1,000,000	1,082,500
SUPERVALU, Inc. 8.000%, 05/01/16 (a)	2,500,000	2,243,750

		10,193,750

MIST-127

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Schedule of Investments as of September 30, 2012 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount†	Value

Food Products—1.0%
Del Monte Corp. 7.625%, 02/15/19 (a)	2,000,000	$2,067,500
Dole Food Co., Inc. 8.750%, 07/15/13	6,250,000	6,617,187
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. 9.250%, 04/01/15	756,000	776,790
Post Holdings, Inc. 7.375%, 02/15/22 (144A) (a)	4,325,000	4,616,938
Smithfield Foods, Inc. 6.625%, 08/15/22 (a)	875,000	910,000

		14,988,415

Gas Utilities—1.2%
Energy Transfer Partners L.P. 5.200%, 02/01/22 (a)	4,500,000	5,001,003
Ferrellgas L.P./Ferrellgas Finance Corp. 6.500%, 05/01/21	1,750,000	1,701,875
National Fuel Gas Co. 6.500%, 04/15/18	7,200,000	8,561,981
8.750%, 05/01/19 (a)	1,750,000	2,219,315
4.900%, 12/01/21	1,200,000	1,307,315

		18,791,489

Health Care Equipment & Supplies—1.2%
Bausch & Lomb, Inc. 9.875%, 11/01/15	2,000,000	2,067,500
Biomet, Inc. 10.000%, 10/15/17 (a)	5,000,000	5,281,250
6.500%, 08/01/20 (144A) (a)	6,600,000	6,855,750
Hologic, Inc. 6.250%, 08/01/20 (144A) (a)	1,625,000	1,730,625
Kinetic Concepts, Inc./KCI USA, Inc. 10.500%, 11/01/18 (144A)	2,000,000	2,125,000

		18,060,125

Health Care Providers & Services—3.7%
Capella Healthcare, Inc. 9.250%, 07/01/17	2,400,000	2,571,000
Centene Corp. 5.750%, 06/01/17	2,900,000	3,117,500
Community Health Systems, Inc. 8.000%, 11/15/19	7,900,000	8,709,750
DaVita, Inc. 5.750%, 08/15/22	4,000,000	4,180,000
HCA Holdings, Inc. 7.750%, 05/15/21 (a)	6,150,000	6,734,250
HCA, Inc. 6.500%, 02/15/20	3,000,000	3,345,000
7.500%, 02/15/22 (a)	5,000,000	5,687,500
HealthSouth Corp. 8.125%, 02/15/20	3,400,000	3,791,000
IASIS Healthcare LLC/IASIS Capital Corp. 8.375%, 05/15/19	1,900,000	1,824,000
Kindred Healthcare, Inc. 8.250%, 06/01/19 (a)	3,000,000	2,932,500

Health Care Providers & Services—(Continued)
Select Medical Corp. 7.625%, 02/01/15 (a)	1,895,000	$1,923,425
Tenet Healthcare Corp. 9.250%, 02/01/15 (a)	2,500,000	2,825,000
8.875%, 07/01/19	1,250,000	1,418,750
Truven Health Analytics, Inc. 10.625%, 06/01/20 (144A)	3,300,000	3,547,500
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc. 8.000%, 02/01/18 (a)	5,000,000	5,362,500

		57,969,675

Hotels, Restaurants & Leisure—4.2%
Boyd Acquisition Sub LLC/Boyd Acquisition Finance Corp. 8.375%, 02/15/18 (144A)	2,200,000	2,299,000
Boyd Gaming Corp. 7.125%, 02/01/16 (a)	3,500,000	3,482,500
Caesars Entertainment Operating Co., Inc. 8.500%, 02/15/20 (144A)	1,700,000	1,704,250
CCM Merger, Inc. 9.125%, 05/01/19 (144A) (a)	2,450,000	2,492,875
Chester Downs & Marina LLC 9.250%, 02/01/20 (144A) (a)	2,100,000	2,121,000
CityCenter Holdings LLC/CityCenter Finance Corp. 7.625%, 01/15/16 (a)	2,000,000	2,145,000
10.750%, 01/15/17 (a) (c)	1,180,463	1,266,047
DineEquity, Inc. 9.500%, 10/30/18 (a)	4,500,000	5,096,250
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.500%, 07/01/19 (144A)	2,350,000	2,543,875
Fiesta Restaurant Group, Inc. 8.875%, 08/15/16	780,000	838,500
Graton Economic Development Authority 9.625%, 09/01/19 (144A)	3,180,000	3,315,150
Hyatt Hotels Corp. 5.750%, 08/15/15 (144A)	3,000,000	3,286,938
Marina District Finance Co., Inc. 9.875%, 08/15/18 (a)	2,500,000	2,518,750
MGM Resorts International 6.625%, 07/15/15 (a)	3,775,000	4,058,125
Midwest Gaming Borrower LLC/Midwest Finance Corp. 11.625%, 04/15/16 (144A)	1,750,000	1,938,125
Mohegan Tribal Gaming Authority 11.500%, 11/01/17 (144A)	4,000,000	4,260,000
MTR Gaming Group, Inc. 11.500%, 08/01/19	1,525,000	1,612,687
Pinnacle Entertainment, Inc. 7.750%, 04/01/22 (a)	1,500,000	1,642,500
River Rock Entertainment Authority (The) 9.000%, 11/01/18 (a)	2,918,000	1,823,750
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 9.500%, 06/15/19 (144A)	2,250,000	2,401,875
Ryman Hospitality Properties, Inc. 6.750%, 11/15/14	1,000,000	1,003,750

MIST-128

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Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount†	Value

Hotels, Restaurants & Leisure—(Continued)
Snoqualmie Entertainment Authority 9.125%, 02/01/15 (144A)	2,975,000	$3,027,062
Speedway Motorsports, Inc. 8.750%, 06/01/16 (a)	2,500,000	2,715,625
Station Casinos, Inc. 6.500%, 02/01/14 (d) (e)	4,500,000	0
Sugarhouse HSP Gaming Prop Mezz L.P./ Sugarhouse HSP Gaming Finance Corp. 8.625%, 04/15/16 (144A)	3,600,000	3,879,000
Universal City Development Partners, Ltd./ UCDP Finance, Inc. 8.875%, 11/15/15 (a)	975,000	1,026,965
Wyndham Worldwide Corp. 5.750%, 02/01/18	1,250,000	1,409,048
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 7.750%, 08/15/20 (a)	1,300,000	1,452,750

		65,361,397

Household Durables—0.7%
American Standard Americas 10.750%, 01/15/16 (144A)	3,000,000	2,865,000
Beazer Homes USA, Inc. 6.875%, 07/15/15	925,000	934,250
K. Hovnanian Enterprises, Inc. 5.000%, 11/01/21 (144A)	1,050,000	882,000
KB Home 9.100%, 09/15/17	2,000,000	2,275,000
Lennar Corp. 12.250%, 06/01/17 (a)	2,000,000	2,690,000
4.750%, 12/15/17 (144A) (a)	1,100,000	1,141,250
Ryland Group, Inc. (The) 5.375%, 10/01/22	900,000	904,500

		11,692,000

Household Products—0.3%
Armored Autogroup, Inc. 9.250%, 11/01/18	3,350,000	3,015,000
Prestige Brands, Inc. 8.125%, 02/01/20	1,200,000	1,344,000

		4,359,000

Independent Power Producers & Energy Traders—0.8%
DPL, Inc. 7.250%, 10/15/21 (144A)	3,650,000	4,179,250
GenOn Americas Generation LLC 9.125%, 05/01/31	2,075,000	2,220,250
NRG Energy, Inc. 7.875%, 05/15/21 (a)	1,000,000	1,092,500
PSEG Power LLC 5.320%, 09/15/16 (a)	5,000,000	5,691,270

		13,183,270

Insurance—0.9%
Fidelity National Financial, Inc. 6.600%, 05/15/17	3,700,000	4,145,184

Insurance—(Continued)
Hartford Financial Services Group, Inc. 5.500%, 03/30/20	1,500,000	$1,700,211
HUB International, Ltd. 8.125%, 10/15/18 (144A)	1,400,000	1,424,500
Liberty Mutual Group, Inc. 4.950%, 05/01/22 (144A)	505,000	529,237
10.750%, 06/15/58 (144A) (b)	1,500,000	2,190,000
USI Holdings Corp. 4.310%, 11/15/14 (144A) (b)	3,950,000	3,841,375

		13,830,507

Internet Software & Services—0.3%
Equinix, Inc. 8.125%, 03/01/18	2,000,000	2,230,000
7.000%, 07/15/21 (a)	2,450,000	2,753,188

		4,983,188

IT Services—2.6%
Alliance Data Systems Corp. 6.375%, 04/01/20 (144A)	10,000,000	10,850,000
First Data Corp. 11.250%, 03/31/16	1,000,000	975,000
8.250%, 01/15/21 (144A)	4,250,000	4,260,625
12.625%, 01/15/21	4,750,000	4,945,937
Mantech International Corp. 7.250%, 04/15/18	2,000,000	2,120,000
SRA International, Inc. 11.000%, 10/01/19 (a)	3,550,000	3,638,750
SunGard Data Systems, Inc. 10.250%, 08/15/15 (a)	8,500,000	8,733,750
7.375%, 11/15/18	4,000,000	4,310,000
7.625%, 11/15/20 (a)	1,450,000	1,580,500

		41,414,562

Machinery—2.6%
Actuant Corp. 5.625%, 06/15/22	1,050,000	1,094,625
Altra Holdings, Inc. 8.125%, 12/01/16	3,799,000	4,088,674
Amsted Industries, Inc. 8.125%, 03/15/18 (144A)	2,250,000	2,441,250
Flowserve Corp. 3.500%, 09/15/22 (a)	1,500,000	1,519,509
Manitowoc Co., Inc. (The) 8.500%, 11/01/20 (a)	4,900,000	5,506,375
Mcron Finance Sub LLC/Mcron Finance Corp. 8.375%, 05/15/19 (144A)	2,875,000	2,975,625
Navistar International Corp. 8.250%, 11/01/21 (a)	1,892,000	1,804,495
Oshkosh Corp. 8.500%, 03/01/20	1,000,000	1,125,000
Park-Ohio Industries, Inc. 8.125%, 04/01/21	2,000,000	2,080,000
RBS Global, Inc./Rexnord LLC 8.500%, 05/01/18 (a)	6,000,000	6,645,000

MIST-129

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Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount†	Value

Machinery—(Continued)
SPX Corp. 6.875%, 09/01/17 (a)	3,750,000	$4,209,375
Timken Co. 6.000%, 09/15/14	2,650,000	2,858,849
Tomkins LLC/Tomkins, Inc. 9.000%, 10/01/18	487,000	545,440
Valmont Industries, Inc. 6.625%, 04/20/20	3,500,000	4,173,281

		41,067,498

Marine—0.1%
Commercial Barge Line Co. 12.500%, 07/15/17	2,075,000	2,321,406

Media—4.3%
AMC Networks, Inc. 7.750%, 07/15/21 (a)	2,000,000	2,270,000
Bresnan Broadband Holdings LLC 8.000%, 12/15/18 (144A) (a)	4,000,000	4,390,000
Cablevision Systems Corp. 5.875%, 09/15/22	3,250,000	3,250,000
CCO Holdings LLC/CCO Holdings Capital Corp. 8.125%, 04/30/20 (a)	3,000,000	3,405,000
Cinemark USA, Inc. 8.625%, 06/15/19	2,000,000	2,230,000
Clear Channel Communications, Inc. 9.000%, 03/01/21 (a)	2,200,000	1,969,000
Clear Channel Worldwide Holdings, Inc. 7.625%, 03/15/20	1,500,000	1,470,000
Clearwire Communications LLC/Clearwire Finance, Inc. 12.000%, 12/01/15 (144A) (a)	3,500,000	3,482,500
14.750%, 12/01/16 (144A)	600,000	654,000
DISH DBS Corp. 4.625%, 07/15/17 (144A) (a)	4,000,000	4,110,000
6.750%, 06/01/21	3,350,000	3,668,250
5.875%, 07/15/22 (144A)	2,850,000	2,935,500
Gray Television, Inc. 10.500%, 06/29/15 (a)	3,325,000	3,620,094
7.500%, 10/01/20 (144A)	1,025,000	1,025,000
Harron Communications L.P./Harron Finance Corp. 9.125%, 04/01/20 (144A)	1,400,000	1,519,000
LIN Television Corp. 8.375%, 04/15/18	1,250,000	1,331,250
Lions Gate Entertainment, Inc. 10.250%, 11/01/16 (144A)	3,100,000	3,464,250
Live Nation Entertainment, Inc. 8.125%, 05/15/18 (144A) (a)	3,750,000	4,050,000
Mediacom Broadband LLC/Mediacom Broadband Corp. 6.375%, 04/01/23 (144A)	5,100,000	5,125,500
Mediacom LLC/Mediacom Capital Corp. 9.125%, 08/15/19	6,350,000	7,048,500
ProQuest LLC 9.000%, 10/15/18 (144A)	3,150,000	2,945,250

Media—(Continued)
Sinclair Television Group, Inc. 9.250%, 11/01/17 (144A)	1,000,000	$1,112,500
Univision Communications, Inc. 8.500%, 05/15/21 (144A) (a)	775,000	790,500
WMG Acquisition Corp. 11.500%, 10/01/18 (a)	1,625,000	1,836,250

		67,702,344

Metals & Mining—1.5%
Allegheny Ludlum Corp. 6.950%, 12/15/25	3,700,000	4,425,740
American Rock Salt Co. LLC/American Rock Capital Corp. 8.250%, 05/01/18 (144A)	3,450,000	3,148,125
Atkore International, Inc. 9.875%, 01/01/18	4,000,000	3,910,000
Cliffs Natural Resources, Inc. 5.900%, 03/15/20 (a)	3,500,000	3,680,047
Constellation Enterprises LLC 10.625%, 02/01/16 (144A)	3,325,000	3,507,875
JMC Steel Group 8.250%, 03/15/18 (144A)	2,400,000	2,460,000
Noranda Aluminum Acquisition Corp. 4.730%, 05/15/15 (b) (c)	3,077,892	2,939,387

		24,071,174

Multi-Utilities—0.1%
Nisource Finance Corp. 6.150%, 03/01/13	991,000	1,012,088

Multiline Retail—0.5%
Bon-Ton Department Stores, Inc. (The) 10.625%, 07/15/17 (144A) (a)	2,000,000	1,815,000
J.C. Penney Corp., Inc. 7.950%, 04/01/17 (a)	1,250,000	1,296,875
QVC, Inc. 7.125%, 04/15/17 (144A)	2,500,000	2,638,368
7.375%, 10/15/20 (144A)	2,500,000	2,781,267

		8,531,510

Oil, Gas & Consumable Fuels—9.1%
Alon Refining Krotz Springs, Inc. 13.500%, 10/15/14	1,600,000	1,716,000
Arch Coal, Inc. 8.750%, 08/01/16 (a)	1,750,000	1,723,750
7.250%, 06/15/21 (a)	1,500,000	1,260,000
Berry Petroleum Co. 6.750%, 11/01/20 (a)	5,250,000	5,617,500
6.375%, 09/15/22 (a)	1,100,000	1,163,250
BreitBurn Energy Partners L.P./BreitBurn Finance Corp. 7.875%, 04/15/22 (144A) (a)	3,600,000	3,744,000
Chaparral Energy, Inc. 8.250%, 09/01/21	5,675,000	6,157,375
7.625%, 11/15/22 (144A) (a)	650,000	685,750
Concho Resources, Inc. 8.625%, 10/01/17	1,250,000	1,384,375
7.000%, 01/15/21	5,175,000	5,821,875
5.500%, 04/01/23	2,300,000	2,406,375

MIST-130

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Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount†	Value

Oil, Gas & Consumable Fuels—(Continued)
CONSOL Energy, Inc. 6.375%, 03/01/21	1,500,000	$1,466,250
Continental Resources, Inc. 8.250%, 10/01/19	2,000,000	2,260,000
7.375%, 10/01/20	1,250,000	1,406,250
El Paso Corp. 7.000%, 06/15/17	4,000,000	4,610,024
6.500%, 09/15/20	2,200,000	2,480,876
Energy XXI Gulf Coast, Inc. 7.750%, 06/15/19	3,360,000	3,578,400
Forest Oil Corp. 8.500%, 02/15/14	1,500,000	1,624,688
7.250%, 06/15/19 (a)	4,000,000	3,990,000
Halcon Resources Corp. 9.750%, 07/15/20 (144A)	1,200,000	1,230,000
IFM US Colonial Pipeline 2 LLC 6.450%, 05/01/21 (144A)	4,900,000	5,476,666
James River Coal Co. 7.875%, 04/01/19 (a)	1,400,000	808,500
Kerr-McGee Corp. 6.950%, 07/01/24	6,850,000	8,861,735
Kinder Morgan Finance Co. LLC 6.000%, 01/15/18 (144A)	3,000,000	3,266,490
Laredo Petroleum, Inc. 7.375%, 05/01/22	1,300,000	1,410,500
Linn Energy LLC/Linn Energy Finance Corp. 7.750%, 02/01/21	4,000,000	4,250,000
MarkWest Energy Partners L.P./MarkWest Energy Finance Corp. 6.750%, 11/01/20 (a)	3,000,000	3,262,500
6.250%, 06/15/22	1,000,000	1,080,000
5.500%, 02/15/23 (a)	1,475,000	1,548,750
Newfield Exploration Co. 7.125%, 05/15/18	3,000,000	3,180,000
5.625%, 07/01/24 (a)	1,250,000	1,389,063
Oasis Petroleum, Inc. 7.250%, 02/01/19	6,000,000	6,465,000
6.500%, 11/01/21 (a)	1,500,000	1,590,000
Panhandle Eastern Pipeline Co. L.P. 7.000%, 06/15/18	1,850,000	2,302,194
PDC Energy, Inc. 7.750%, 10/15/22 (144A)	2,400,000	2,400,000
Phillips 66 4.300%, 04/01/22 (144A)	1,125,000	1,234,134
Pioneer Natural Resources Co. 7.200%, 01/15/28	1,510,000	1,893,314
QEP Resources, Inc. 6.800%, 03/01/20 (a)	1,450,000	1,600,438
6.875%, 03/01/21	1,000,000	1,135,000
Quicksilver Resources, Inc. 8.250%, 08/01/15 (a)	2,000,000	1,915,000
Range Resources Corp. 8.000%, 05/15/19	1,975,000	2,202,125
Regency Energy Partners L.P./Regency Energy Finance Corp. 5.500%, 04/15/23	1,100,000	1,115,125
SM Energy Co. 6.625%, 02/15/19 (a)	4,775,000	5,061,500
6.500%, 11/15/21	2,250,000	2,396,250
6.500%, 01/01/23 (144A) (a)	800,000	841,000

Oil, Gas & Consumable Fuels—(Continued)
Suburban Propane Partners L.P./Suburban Energy Finance Corp. 7.375%, 08/01/21 (144A) (a)	4,093,000	$4,389,742
Tennessee Gas Pipeline Co. 7.500%, 04/01/17	3,500,000	4,313,592
Tesoro Corp. 9.750%, 06/01/19 (a)	1,000,000	1,162,500
5.375%, 10/01/22 (a)	1,150,000	1,187,375
Tesoro Logistics L.P./Tesoro Logistics Finance Corp. 5.875%, 10/01/20 (144A)	1,500,000	1,541,250
W&T Offshore, Inc. 8.500%, 06/15/19 (a)	2,250,000	2,463,750
Whiting Petroleum Corp. 6.500%, 10/01/18 (a)	3,000,000	3,232,500
WPX Energy, Inc. 6.000%, 01/15/22	3,500,000	3,780,000

		143,082,731

Paper & Forest Products—0.0%
P.H. Glatfelter Co. 5.375%, 10/15/20 (144A)	325,000	329,875

Personal Products—0.4%
Elizabeth Arden, Inc. 7.375%, 03/15/21 (a)	5,975,000	6,721,875

Pharmaceuticals—0.8%
Phibro Animal Health Corp. 9.250%, 07/01/18 (144A)	4,225,000	4,119,375
Sky Growth Acquisition Corp. 7.375%, 10/15/20 (144A)	3,425,000	3,454,969
STHI Holding Corp. 8.000%, 03/15/18 (144A)	3,500,000	3,745,000
Watson Pharmaceuticals, Inc. 3.250%, 10/01/22	800,000	811,932

		12,131,276

Professional Services—0.2%
FTI Consulting, Inc. 6.750%, 10/01/20 (a)	1,000,000	1,072,500
NESCO LLC/NESCO Holdings Corp. 11.750%, 04/15/17 (144A) (a)	2,400,000	2,568,000

		3,640,500

Real Estate Investment Trusts—1.3%
American Tower Corp. 4.700%, 03/15/22 (a)	2,750,000	3,022,360
DDR Corp. 7.875%, 09/01/20	2,625,000	3,388,954
4.625%, 07/15/22 (a)	1,500,000	1,634,202
DuPont Fabros Technology L.P. 8.500%, 12/15/17	2,000,000	2,215,000
Health Care REIT, Inc. 6.125%, 04/15/20 (a)	2,000,000	2,328,872
Kilroy Realty L.P. 5.000%, 11/03/15	2,000,000	2,178,012

MIST-131

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Schedule of Investments as of September 30, 2012 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount†	Value

Real Estate Investment Trusts—(Continued)
Omega Healthcare Investors, Inc. 6.750%, 10/15/22 (a)	1,675,000	$1,859,250
Washington Real Estate Investment Trust 3.950%, 10/15/22 (a)	3,000,000	3,045,762

		19,672,412

Real Estate Management & Development—0.6%
ProLogis L.P. 5.625%, 11/15/16	1,129,000	1,259,749
6.875%, 03/15/20 (a) (f)	4,000,000	4,861,484
Sotheby’s 5.250%, 10/01/22 (144A)	2,600,000	2,632,500

		8,753,733

Road & Rail—1.0%
Florida East Coast Railway Corp. 8.125%, 02/01/17	5,500,000	5,816,250
Hertz Corp. (The) 7.500%, 10/15/18	7,500,000	8,137,500
Penske Truck Leasing Co. LP/PTL Finance Corp. 3.750%, 05/11/17 (144A) (a)	1,875,000	1,925,509

		15,879,259

Semiconductors & Semiconductor Equipment—0.7%
Advanced Micro Devices, Inc. 7.750%, 08/01/20 (a)	2,500,000	2,550,000
Freescale Semiconductor, Inc. 9.250%, 04/15/18 (144A)	1,000,000	1,092,500
8.050%, 02/01/20 (a)	725,000	717,750
10.750%, 08/01/20 (a)	3,375,000	3,670,313
KLA-Tencor Corp. 6.900%, 05/01/18	2,675,000	3,231,967

		11,262,530

Software—0.8%
Infor US, Inc. 9.375%, 04/01/19 (144A) (a)	2,200,000	2,453,000
Nuance Communications, Inc. 5.375%, 08/15/20 (144A)	4,000,000	4,150,000
Open Solutions, Inc. 9.750%, 02/01/15 (144A)	3,500,000	2,992,500
Sophia L.P./Sophia Finance, Inc. 9.750%, 01/15/19 (144A) (a)	3,000,000	3,240,000

		12,835,500

Specialty Retail—1.7%
Brookstone Co., Inc. 13.000%, 10/15/14 (144A)	3,089,000	2,826,435
Claire’s Stores, Inc. 9.000%, 03/15/19 (144A)	1,800,000	1,876,500
J. Crew Group, Inc. 8.125%, 03/01/19 (a)	3,500,000	3,683,750
Limited Brands, Inc. 8.500%, 06/15/19 (a)	1,250,000	1,512,500
7.000%, 05/01/20 (a)	3,000,000	3,420,000
7.600%, 07/15/37 (a)	1,000,000	1,030,000

Specialty Retail—(Continued)
Michaels Stores, Inc. 7.750%, 11/01/18 (144A) (a)	1,400,000	$1,505,000
O’Reilly Automotive, Inc. 3.800%, 09/01/22	800,000	830,704
Petco Animal Supplies, Inc. 9.250%, 12/01/18 (144A) (a)	2,500,000	2,787,500
Sally Holdings LLC/Sally Capital, Inc. 5.750%, 06/01/22 (a)	1,475,000	1,578,250
Toys “R” Us Property Co. I LLC 10.750%, 07/15/17 (a)	3,900,000	4,270,500
Toys “R” Us Property Co. II LLC 8.500%, 12/01/17	1,550,000	1,677,875

		26,999,014

Textiles, Apparel & Luxury Goods—0.8%
Brown Shoe Co., Inc. 7.125%, 05/15/19	3,500,000	3,596,250
Hanesbrands, Inc. 6.375%, 12/15/20 (a)	1,500,000	1,635,000
Levi Strauss & Co. 7.625%, 05/15/20 (a)	1,000,000	1,085,000
6.875%, 05/01/22	1,000,000	1,047,500
Perry Ellis International, Inc. 7.875%, 04/01/19	1,800,000	1,872,000
Polymer Group, Inc. 7.750%, 02/01/19	3,000,000	3,210,000
Wolverine World Wide, Inc. 6.125%, 10/15/20 (144A)	700,000	724,500

		13,170,250

Thrifts & Mortgage Finance—0.2%
Provident Funding Associates L.P./PFG Finance Corp. 10.250%, 04/15/17 (144A)	2,500,000	2,700,000

Trading Companies & Distributors—0.6%
Air Lease Corp. 5.625%, 04/01/17 (144A) (a)	3,000,000	3,075,000
BakerCorp International, Inc. 8.250%, 06/01/19 (144A)	875,000	890,313
UR Merger Sub Corp. 5.750%, 07/15/18 (144A)	450,000	476,438
8.250%, 02/01/21	2,375,000	2,618,437
7.625%, 04/15/22 (144A)	2,000,000	2,195,000

		9,255,188

Wireless Telecommunication Services—2.7%
Cricket Communications, Inc. 7.750%, 10/15/20 (a)	5,700,000	5,586,000
MetroPCS Wireless, Inc. 7.875%, 09/01/18 (a)	3,500,000	3,797,500
6.625%, 11/15/20 (a)	3,500,000	3,679,375
SBA Telecommunications, Inc. 8.250%, 08/15/19	1,950,000	2,188,875
5.750%, 07/15/20 (144A) (a)	1,500,000	1,580,625
Sprint Capital Corp. 6.900%, 05/01/19 (a)	10,000,000	10,425,000

MIST-132

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount†	Value

Wireless Telecommunication Services—(Continued)
Sprint Nextel Corp. 9.125%, 03/01/17 (a)	3,500,000	$3,981,250
7.000%, 03/01/20 (144A) (a)	3,000,000	3,367,500
7.000%, 08/15/20	4,400,000	4,592,500
Syniverse Holdings, Inc. 9.125%, 01/15/19 (a)	3,600,000	3,888,000

		43,086,625

Total Domestic Bonds & Debt Securities (Cost $1,076,460,410)		1,140,154,111

Convertible Bonds—10.5%

Airlines—0.2%
Continental Airlines, Inc. 4.500%, 01/15/15	2,600,000	3,389,750

Automobiles—0.3%
Ford Motor Co. 4.250%, 11/15/16 (a)	3,225,000	4,464,609

Beverages—0.2%
Molson Coors Brewing Co. 2.500%, 07/30/13	3,000,000	3,120,000

Biotechnology—1.9%
BioMarin Pharmaceutical, Inc. 1.875%, 04/23/17	2,600,000	5,429,125
Corsicanto, Ltd. 3.500%, 01/15/32 (144A)	3,350,000	5,707,563
Gilead Sciences, Inc. 0.625%, 05/01/13	3,550,000	6,199,187
Incyte Corp., Ltd. 4.750%, 10/01/15	500,000	1,080,313
Medivation, Inc. 2.625%, 04/01/17 (a)	3,750,000	5,064,844
Onyx Pharmaceuticals, Inc. 4.000%, 08/15/16 (a)	1,600,000	3,615,000
Vertex Pharmaceuticals, Inc. 3.350%, 10/01/15	1,825,000	2,353,109

		29,449,141

Capital Markets—0.4%
Affiliated Managers Group, Inc. 3.950%, 08/15/38 (a)	5,500,000	6,156,563

Communications Equipment—0.0%
InterDigital, Inc. 2.500%, 03/15/16	450,000	471,094

Computers & Peripherals—0.7%
EMC Corp. 1.750%, 12/01/13	3,300,000	5,682,187
NetApp, Inc. 1.750%, 06/01/13	3,000,000	3,431,250
SanDisk Corp. 1.500%, 08/15/17 (a)	1,000,000	1,136,875

		10,250,312

Security Description	Par Amount†	Value

Containers & Packaging—0.1%
Owens-Brockway Glass Container, Inc. 3.000%, 06/01/15 (144A)	1,500,000	$1,477,500

Electrical Equipment—0.1%
A123 Systems, Inc. 3.750%, 04/15/16	3,125,000	1,109,375

Energy Equipment & Services—0.3%
Hornbeck Offshore Services, Inc. 1.500%, 09/01/19 (144A)	4,250,000	4,289,844

Household Products—0.2%
Jarden Corp. 1.875%, 09/15/18 (144A)	3,700,000	3,820,250

Industrial Conglomerates—0.3%
Danaher Corp. Zero Coupon, 01/22/21 (a)	2,500,000	4,020,313

Internet & Catalog Retail—0.2%
priceline.com, Inc. 1.000%, 03/15/18 (144A) (a)	2,500,000	2,696,875

IT Services—0.3%
Alliance Data Systems Corp. 1.750%, 08/01/13 (a)	3,000,000	5,445,000

Machinery—1.0%
Altra Holdings, Inc. 2.750%, 03/01/31	3,000,000	3,003,750
Chart Industries, Inc. 2.000%, 08/01/18 (a)	4,250,000	5,572,812
Meritor, Inc. 4.625%, 03/01/26 (a) (b)	6,350,000	5,711,031
Navistar International Corp. 3.000%, 10/15/14 (a)	1,300,000	1,159,438

		15,447,031

Media—0.3%
Liberty Interactive LLC 3.250%, 03/15/31 (a)	2,000,000	1,892,500
Omnicom Group, Inc. Zero Coupon, 07/01/38	3,000,000	3,309,375

		5,201,875

Metals & Mining—0.4%
Molycorp, Inc. 3.250%, 06/15/16	1,130,000	791,000
Newmont Mining Corp. 1.250%, 07/15/14 (a)	4,500,000	6,083,437

		6,874,437

Oil, Gas & Consumable Fuels—0.3%
Alpha Appalachia Holdings, Inc. 3.250%, 08/01/15 (a)	620,000	575,050
Chesapeake Energy Corp. 2.500%, 05/15/37 (a)	5,000,000	4,515,625

		5,090,675

MIST-133

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Convertible Bonds—(Continued)

Security Description	Par Amount†	Value

Pharmaceuticals—0.5%
ALZA Corp. Zero Coupon, 07/28/20	5,000,000	$4,962,500
Medicis Pharmaceutical Corp. 1.375%, 06/01/17	2,000,000	2,161,250

		7,123,750

Real Estate Investment Trusts—0.5%
Boston Properties L.P. 3.625%, 02/15/14 (144A) (a)	750,000	819,375
3.750%, 05/15/36 (a)	1,000,000	1,150,000
Host Hotels & Resorts L.P. 2.500%, 10/15/29 (144A)	4,200,000	5,612,250

		7,581,625

Real Estate Management & Development—0.3%
Brookdale Senior Living, Inc. 2.750%, 06/15/18 (a)	2,000,000	2,201,250
ProLogis L.P. 3.250%, 03/15/15 (a)	2,700,000	3,042,563

		5,243,813

Semiconductors & Semiconductor Equipment—1.0%
Intel Corp. 3.250%, 08/01/39 (a)	3,750,000	4,640,625
Microchip Technology, Inc. 2.125%, 12/15/37	400,000	504,500
Micron Technology, Inc. 2.375%, 05/01/32 (144A)	2,500,000	2,350,000
ON Semiconductor Corp. 2.625%, 12/15/26	3,500,000	3,580,937
Xilinx, Inc. 2.625%, 06/15/17 (a)	3,500,000	4,598,125

		15,674,187

Software—1.0%
Nuance Communications, Inc. 2.750%, 08/15/27	3,750,000	5,390,625
2.750%, 11/01/31 (144A) (a)	1,600,000	1,857,000
Salesforce.com, Inc. 0.750%, 01/15/15	2,500,000	4,659,375
TIBCO Software, Inc. 2.250%, 05/01/32 (144A) (a)	4,000,000	4,120,000

		16,027,000

Thrifts & Mortgage Finance—0.0%
Radian Group, Inc. 3.000%, 11/15/17	1,000,000	734,375

Total Convertible Bonds (Cost $158,929,508)		165,159,394

Foreign Bonds & Debt Securities—9.7%

Auto Components—0.2%
International Automotive Components Group SL 9.125%, 06/01/18 (144A)	2,800,000	2,702,000

Capital Markets—0.3%
Macquarie Group, Ltd. 6.000%, 01/14/20 (144A) (a)	2,500,000	$2,682,715
Vimpel-Communications Via VIP Finance Ireland, Ltd. OJSC 7.748%, 02/02/21 (144A)	2,125,000	2,276,406

		4,959,121

Chemicals—0.4%
Agrium, Inc. 3.150%, 10/01/22	800,000	807,319
Ineos Finance plc 8.375%, 02/15/19 (144A) (a)	950,000	1,003,438
7.500%, 05/01/20 (144A) (a)	1,350,000	1,377,000
Methanex Corp. 5.250%, 03/01/22	875,000	936,508
Nufarm Australia, Ltd. 6.375%, 10/15/19 (144A)	1,850,000	1,871,062

		5,995,327

Commercial Banks—0.4%
HBOS plc 6.750%, 05/21/18 (144A)	2,000,000	2,040,000
Nordea Bank AB 4.250%, 09/21/22 (144A)	1,700,000	1,692,872
Royal Bank of Scotland Group plc 7.640%, 09/29/17 (b)	3,500,000	2,896,250

		6,629,122

Computers & Peripherals—0.1%
Seagate HDD Cayman 6.875%, 05/01/20 (a)	1,500,000	1,606,875

Construction & Engineering—0.2%
Boart Longyear Management Pty, Ltd. 7.000%, 04/01/21 (144A)	3,000,000	3,093,750

Containers & Packaging—0.2%
Ardagh Packaging Finance plc 7.375%, 10/15/17 (144A)	1,500,000	1,616,250
9.125%, 10/15/20 (144A) (a)	2,000,000	2,130,000

		3,746,250

Diversified Financial Services—0.7%
Asciano Finance, Ltd. 4.625%, 09/23/20 (144A) (a)	2,250,000	2,304,689
Goodman Funding Pty, Ltd. 6.375%, 11/12/20 (144A)	3,000,000	3,286,257
6.000%, 03/22/22 (144A)	2,400,000	2,582,618
UPCB Finance V, Ltd. 7.250%, 11/15/21 (144A)	2,850,000	3,113,625

		11,287,189

Diversified Telecommunication Services—2.0%
Inmarsat Finance plc 7.375%, 12/01/17 (144A)	1,500,000	1,627,500
Intelsat Jackson Holdings S.A. 7.500%, 04/01/21	4,500,000	4,893,750

MIST-134

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Foreign Bonds & Debt Securities—(Continued)

Security Description	Par Amount†	Value

Diversified Telecommunication Services—(Continued)
Intelsat Luxembourg S.A. 11.250%, 02/04/17	6,900,000	$7,322,625
Sable International Finance, Ltd. 8.750%, 02/01/20 (144A) (a)	2,225,000	2,492,000
Telefonica Emisiones SAU 7.045%, 06/20/36 (a)	2,500,000	2,450,000
Virgin Media Finance plc 8.375%, 10/15/19	2,000,000	2,285,000
5.250%, 02/15/22 (a)	1,000,000	1,055,000
Wind Acquisition Finance S.A. 11.750%, 07/15/17 (144A)	8,000,000	7,580,000
7.250%, 02/15/18 (144A)	1,500,000	1,432,500

		31,138,375

Electronic Equipment, Instruments & Components—0.1%
Sensata Technologies B.V. 6.500%, 05/15/19 (144A) (a)	1,500,000	1,608,750

Energy Equipment & Services—0.1%
Offshore Group Investments, Ltd. 11.500%, 08/01/15	450,000	499,500
Precision Drilling Corp. 6.500%, 12/15/21	650,000	697,125

		1,196,625

Food Products—0.3%
Viterra, Inc. 5.950%, 08/01/20 (144A)	4,250,000	4,618,896

Hotels, Restaurants & Leisure—0.5%
MCE Finance, Ltd. 10.250%, 05/15/18 (a)	2,500,000	2,843,750
MU Finance plc 8.375%, 02/01/17 (144A)	2,779,294	3,029,430
NCL Corp., Ltd. 9.500%, 11/15/18	1,300,000	1,446,250

		7,319,430

Insurance—0.1%
AXA S.A. 6.379%, 12/14/36 (144A) (a) (b)	2,325,000	2,115,750

Media—0.3%
Nara Cable Funding, Ltd. 8.875%, 12/01/18 (144A)	2,650,000	2,431,375
Ono Finance II plc 10.875%, 07/15/19 (144A) (a)	1,750,000	1,496,250

		3,927,625

Metals & Mining—1.2%
Essar Steel Algoma, Inc. 9.375%, 03/15/15 (144A)	1,000,000	957,500
9.875%, 06/15/15 (144A) (a)	2,000,000	1,595,000
FMG Resources (August 2006) Pty, Ltd. 8.250%, 11/01/19 (144A) (a)	6,350,000	6,191,250

Metals & Mining—(Continued)
Gold Fields Orogen Holding BVI, Ltd. 4.875%, 10/07/20 (144A)	3,400,000	$3,463,869
Mirabela Nickel, Ltd. 8.750%, 04/15/18 (144A)	2,500,000	1,887,500
Quadra FNX Mining, Ltd. 7.750%, 06/15/19 (144A)	2,000,000	2,070,000
Teck Resources, Ltd. 3.750%, 02/01/23 (a)	1,400,000	1,387,883
Thompson Creek Metals Co., Inc. 7.375%, 06/01/18 (a)	475,000	387,125

		17,940,127

Oil, Gas & Consumable Fuels—1.4%
Kodiak Oil & Gas Corp. 8.125%, 12/01/19 (144A)	3,250,000	3,449,062
Lukoil International Finance B.V. 6.656%, 06/07/22 (144A)	3,000,000	3,615,690
MEG Energy Corp. 6.500%, 03/15/21 (144A)	3,675,000	3,950,625
6.375%, 01/30/23 (144A)	750,000	801,563
OGX Austria GmbH 8.500%, 06/01/18 (144A) (a)	8,325,000	7,534,125
Pan American Energy LLC 7.875%, 05/07/21 (144A)	3,000,000	2,775,000

		22,126,065

Paper & Forest Products—0.1%
Millar Western Forest Products, Ltd. 8.500%, 04/01/21 (a)	2,000,000	1,630,000

Semiconductors & Semiconductor Equipment—0.1%
NXP B.V./NXP Funding LLC 9.750%, 08/01/18 (144A)	1,825,000	2,107,875

Sovereign—0.1%
Bermuda Government International Bond 4.138%, 01/03/23 (144A) (a)	1,750,000	1,841,347

Thrifts & Mortgage Finance—0.1%
Odebrecht Finance, Ltd. 6.000%, 04/05/23 (144A)	1,300,000	1,449,500

Wireless Telecommunication Services—0.8%
Digicel Group, Ltd. 10.500%, 04/15/18 (144A)	3,000,000	3,292,500
Digicel, Ltd. 7.000%, 02/15/20 (144A) (a)	2,500,000	2,575,000
Matterhorn Mobile S.A. 6.750%, 05/15/19 (144A) (CHF)	1,325,000	1,479,266
Telemar Norte Leste S.A. 5.500%, 10/23/20 (144A)	2,095,000	2,210,225
Telemovil Finance Co., Ltd. 8.000%, 10/01/17 (144A)	2,700,000	2,870,370

		12,427,361

Total Foreign Bonds & Debt Securities (Cost $148,222,376)		151,467,360

MIST-135

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Convertible Preferred Stocks—2.6%

Security Description	Shares	Value

Aerospace & Defense—0.3%
United Technologies Corp. 7.500%, 08/01/15* (a)	80,000	$4,488,000

Automobiles—0.2%
General Motors Co. Series B 4.750%, 12/01/13 (a)	98,200	3,660,896

Capital Markets—0.1%
AMG Capital Trust I 5.100%, 04/15/36 (a)	40,000	2,080,000

Commercial Banks—0.4%
Fifth Third Bancorp Series G 8.500%, 12/31/49 (a)	45,000	6,083,100

Diversified Financial Services—0.7%
Bank of America Corp. Series L 7.250%, 12/31/49 (a)	5,500	5,995,000
Citigroup, Inc. 7.500%, 12/15/12	42,800	4,150,744

		10,145,744

Electric Utilities—0.5%
NextEra Energy, Inc. 5.889%, 09/01/15*	50,000	2,590,500
PPL Corp. 9.500%, 07/01/13 (a)	27,200	1,456,560
8.750%, 05/01/14	55,000	3,008,500

		7,055,560

Oil, Gas & Consumable Fuels—0.2%
Apache Corp. Series D 6.000%, 08/01/13 (a)	75,000	3,648,750

Professional Services—0.0%
Nielsen Holdings N.V. 6.250%, 02/01/13	1,140,000	642,319

Real Estate Investment Trusts—0.1%
Alexandria Real Estate Equities, Inc. 7.000%, 12/31/49	50,000	1,367,500

Road & Rail—0.1%
Genesee & Wyoming, Inc. 5.000%, 09/28/15* (a)	22,000	2,285,140

Total Convertible Preferred Stocks (Cost $40,941,638)		41,457,009

Common Stocks—1.2%

Auto Components—0.4%
Cooper-Standard Holding, Inc.* (a)	188,233	7,058,738

Internet Software & Services—0.1%
Facebook, Inc.*	40,000	866,000

IT Services—0.0%
VeriFone Systems, Inc.* (a)	25,000	696,250

Machinery—0.2%
Actuant Corp. (a)	101,310	$2,899,492
Rexnord Corp.* (a)	12,500	227,750

		3,127,242

Metals & Mining—0.3%
Barrick Gold Corp.	100,000	4,176,000

Paper & Forest Products—0.0%
PT Indah Kiat Pulp and Paper Corp.*	1,867,500	198,665

Semiconductors & Semiconductor Equipment—0.1%
Broadcom Corp. - Class A*	25,000	864,500

Software—0.1%
Informatica Corp.* (a)	35,000	1,218,350

Thrifts & Mortgage Finance—0.0%
Federal National Mortgage Association* (a)	227,275	63,182

Total Common Stocks (Cost $21,495,167)		18,268,927

Preferred Stocks—0.3%

Auto Components—0.1%
Cooper-Standard Holding, Inc.*	5,543	867,479

Commercial Banks—0.2%
Texas Capital Bancshares, Inc., 6.500%	86,800	2,159,150
U.S. Bancorp., Series A, 3.500% (a) (b)	2,305	1,982,300

		4,141,450

Thrifts & Mortgage Finance—0.0%
Federal National Mortgage Association, Series S, 8.250%* (b)	136,300	118,581

Total Preferred Stocks (Cost $7,870,361)		5,127,510

Municipals—0.3%
Metropolitan Government of Nashville & Davidson County, Convention Center Authority, Build America Bonds 6.731%, 07/01/43 (Cost $3,403,215)	3,350,000	3,998,192

Investment Company Security—0.2%
SPDR S&P MidCap 400 ETF Trust (a) (Cost $3,740,494)	20,000	3,598,400

Warrants—0.0%

Auto Components—0.0%
Cooper-Standard Holding, Inc., expires 11/27/2017*	20,875	270,331

MIST-136

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Warrants—(Continued)

Security Description	Shares/Par Amount†	Value

Media—0.0%
Ion Media Second Lien Warrants, expires 12/16/2018*	395	$98,750
Ion Media Unsecured Debt Warrant Restricted, expires 12/16/2018*	390	58,500

		157,250

Total Warrants (Cost $2,394,059)		427,581

Short-Term Investments—22.2%

Mutual Fund—21.6%
State Street Navigator Securities Lending Prime Portfolio (g)	338,779,201	338,779,201

Repurchase Agreement—0.6%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/28/12 at 0.010% to be repurchased at $9,938,008, on 10/01/12, collateralized by $8,770,000 Federal National Mortgage Association at 5.000% due 03/15/16 with a value of $10,141,979.	9,938,000	9,938,000

Total Short-Term Investments (Cost $348,717,201)		348,717,201

Total Investments—119.6% (Cost $1,812,174,429#)		1,878,375,685
Other assets and liabilities (net)—(19.6)%		(308,439,717)

Net Assets—100.0%		$1,569,935,968

†	Par amount stated in U.S. dollars unless otherwise noted.
#	As of September 30, 2012, the aggregate cost of investments was $1,812,174,429. The aggregate unrealized appreciation and depreciation of investments were $112,485,056 and $(46,283,800), respectively, resulting in net unrealized appreciation of $66,201,256.
*	Non-income producing security.
(a)	All or a portion of the security was held on loan. As of September 30, 2012, the market value of securities loaned was $326,372,243 and the collateral received consisted of cash in the amount of $338,779,201. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Variable or floating rate security. The stated rate represents the rate at September 30, 2012. Maturity date shown for callable securities reflects the earliest possible call date.
(c)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(d)	Security is in default and/or issuer is in bankruptcy.
(e)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2012, these securities represent less than 0.05% of net assets.
(f)	All or a portion of the security was pledged as collateral against open futures contracts. At the period end, the value of the securities pledged amounted to $303,843.
(g)	Represents investment of cash collateral received from securities lending transactions.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2012, the market value of 144A securities was $454,547,381, which is 29.0% of net assets.
(CHF)—	Swiss Franc
(ETF)—	Exchange-Traded Fund
(REIT)—	A Real Estate Investment Trust is a pooled investment vehicle that invests primarily in income-producing real estate or real estate related loans or interest.

Futures Contracts

The futures contracts outstanding as of September 30, 2012 were as follows:

Futures Contracts—Short	Exchange	Expiration Date	Number of Contracts	Contract Amount	Valuation as of September 30, 2012	Unrealized Depreciation
U.S. Treasury Note 10 Year Futures	Chicago Board of Trade	12/19/2012	(100)	$(13,295,725)	$(13,348,437)	$(52,712)

MIST-137

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2012:

Description	Level 1	Level 2	Level 3	Total
Domestic Bonds & Debt Securities
Aerospace & Defense	$—	$25,329,562	$—	$25,329,562
Airlines	—	7,369,464	—	7,369,464
Auto Components	—	19,360,125	—	19,360,125
Automobiles	—	6,100,250	—	6,100,250
Beverages	—	768,750	—	768,750
Biotechnology	—	1,665,000	—	1,665,000
Building Products	—	7,713,206	—	7,713,206
Capital Markets	—	25,741,098	—	25,741,098
Chemicals	—	31,147,562	—	31,147,562
Commercial Banks	—	29,017,193	—	29,017,193
Commercial Services & Supplies	—	24,776,826	—	24,776,826
Communications Equipment	—	13,101,000	—	13,101,000
Computers & Peripherals	—	761,250	—	761,250
Construction & Engineering	—	10,283,000	—	10,283,000
Construction Materials	—	2,222,500	—	2,222,500
Consumer Finance	—	10,023,012	—	10,023,012
Containers & Packaging	—	47,393,166	—	47,393,166
Distributors	—	3,071,250	—	3,071,250
Diversified Consumer Services	—	3,548,750	—	3,548,750
Diversified Financial Services	—	26,103,071	600	26,103,671
Diversified Telecommunication Services	—	42,835,807	—	42,835,807
Electric Utilities	—	15,664,776	—	15,664,776
Electrical Equipment	—	4,800,000	—	4,800,000
Electronic Equipment, Instruments & Components	—	4,425,000	—	4,425,000
Energy Equipment & Services	—	27,877,727	—	27,877,727
Food & Staples Retailing	—	10,193,750	—	10,193,750
Food Products	—	14,988,415	—	14,988,415
Gas Utilities	—	18,791,489	—	18,791,489
Health Care Equipment & Supplies	—	18,060,125	—	18,060,125
Health Care Providers & Services	—	57,969,675	—	57,969,675
Hotels, Restaurants & Leisure	—	65,361,397	0	65,361,397
Household Durables	—	11,692,000	—	11,692,000
Household Products	—	4,359,000	—	4,359,000
Independent Power Producers & Energy Traders	—	13,183,270	—	13,183,270
Insurance	—	13,830,507	—	13,830,507
Internet Software & Services	—	4,983,188	—	4,983,188
IT Services	—	41,414,562	—	41,414,562
Machinery	—	41,067,498	—	41,067,498
Marine	—	2,321,406	—	2,321,406
Media	—	67,702,344	—	67,702,344

MIST-138

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Metals & Mining	$—	$24,071,174	$—	$24,071,174
Multi-Utilities	—	1,012,088	—	1,012,088
Multiline Retail	—	8,531,510	—	8,531,510
Oil, Gas & Consumable Fuels	—	143,082,731	—	143,082,731
Paper & Forest Products	—	329,875	—	329,875
Personal Products	—	6,721,875	—	6,721,875
Pharmaceuticals	—	12,131,276	—	12,131,276
Professional Services	—	3,640,500	—	3,640,500
Real Estate Investment Trusts	—	19,672,412	—	19,672,412
Real Estate Management & Development	—	8,753,733	—	8,753,733
Road & Rail	—	15,879,259	—	15,879,259
Semiconductors & Semiconductor Equipment	—	11,262,530	—	11,262,530
Software	—	12,835,500	—	12,835,500
Specialty Retail	—	26,999,014	—	26,999,014
Textiles, Apparel & Luxury Goods	—	13,170,250	—	13,170,250
Thrifts & Mortgage Finance	—	2,700,000	—	2,700,000
Trading Companies & Distributors	—	9,255,188	—	9,255,188
Wireless Telecommunication Services	—	43,086,625	—	43,086,625
Total Domestic Bonds & Debt Securities	—	1,140,153,511	600	1,140,154,111
Total Convertible Bonds*	—	165,159,394	—	165,159,394
Total Foreign Bonds & Debt Securities*	—	151,467,360	—	151,467,360
Convertible Preferred Stocks
Aerospace & Defense	4,488,000	—	—	4,488,000
Automobiles	3,660,896	—	—	3,660,896
Capital Markets	2,080,000	—	—	2,080,000
Commercial Banks	6,083,100	—	—	6,083,100
Diversified Financial Services	10,145,744	—	—	10,145,744
Electric Utilities	7,055,560	—	—	7,055,560
Oil, Gas & Consumable Fuels	3,648,750	—	—	3,648,750
Professional Services	—	642,319	—	642,319
Real Estate Investment Trusts	1,367,500	—	—	1,367,500
Road & Rail	2,285,140	—	—	2,285,140
Total Convertible Preferred Stocks	40,814,690	642,319	—	41,457,009
Common Stocks
Auto Components	7,058,738	—	—	7,058,738
Internet Software & Services	866,000	—	—	866,000
IT Services	696,250	—	—	696,250
Machinery	3,127,242	—	—	3,127,242
Metals & Mining	4,176,000	—	—	4,176,000
Paper & Forest Products	—	198,665	—	198,665
Semiconductors & Semiconductor Equipment	864,500	—	—	864,500
Software	1,218,350	—	—	1,218,350
Thrifts & Mortgage Finance	63,182	—	—	63,182
Total Common Stocks	18,070,262	198,665	—	18,268,927
Preferred Stocks
Auto Components	—	867,479	—	867,479
Commercial Banks	4,141,450	—	—	4,141,450
Thrifts & Mortgage Finance	118,581	—	—	118,581
Total Preferred Stocks	4,260,031	867,479	—	5,127,510
Total Municipals	—	3,998,192	—	3,998,192
Total Investment Company Security	3,598,400	—	—	3,598,400
Warrants
Auto Components	270,331	—	—	270,331
Media	—	157,250	—	157,250
Total Warrants	270,331	157,250	—	427,581

MIST-139

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Short-Term Investments
Mutual Fund	$338,779,201	$—	$—	$338,779,201
Repurchase Agreement	—	9,938,000	—	9,938,000
Total Short-Term Investments	338,779,201	9,938,000	—	348,717,201
Total Investments	$405,792,915	$1,472,582,170	$600	$1,878,375,685

Futures Contracts
Future Contracts (Unrealized Depreciation)	$(52,712)	$—	$—	$(52,712)
Total Futures Contracts	$(52,712)	$—	$—	$(52,712)

*	See Schedule of Investments for additional detailed categorizations.

Warrants in the amount of $276,594 were transferred from level 2 to Level 1 due to increased trading activity.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2011	Accrued Discounts/ Premiums	Change in Unrealized Depreciation	Transfers into Level 3	Balance as of September 30, 2012	Change in Unrealized Depreciation from investments still held at September 30, 2012
Domestic Bonds & Debt Securities
Diversified Financial Services	$—	$105	$(15,105)	$15,600	$600	$(15,105)
Hotels, Restaurants & Leisure	—	—	—	0	0	—

Total	$—	$105	$(15,105)	$15,600	$600	$(15,105)

Domestic Bonds & Debt Securities in the amount of $15,600 were transferred into Level 3 due to due to a decline in market activity for signficant observables which resulted in a lack of available market input to determine price.

MIST-140

Met Investors Series Trust

Lord Abbett Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stocks—96.9% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.1%
Esterline Technologies Corp.*	198,500	$11,143,790

Airlines—0.3%
United Continental Holdings, Inc.* (a)	163,200	3,182,400

Beverages—0.9%
Beam, Inc.	110,000	6,329,400
Constellation Brands, Inc. - Class A*	95,900	3,102,365

		9,431,765

Capital Markets—3.7%
Affiliated Managers Group, Inc.*	94,000	11,562,000
Ares Capital Corp.	613,000	10,506,820
Lazard, Ltd. - Class A	173,000	5,056,790
Raymond James Financial, Inc.	316,000	11,581,400

		38,707,010

Chemicals—3.9%
Ashland, Inc.	254,900	18,250,840
Celanese Corp. - Series A	95,000	3,601,450
Chemtura Corp.*	471,000	8,110,620
Eastman Chemical Co.	37,100	2,115,071
Georgia Gulf Corp.	98,700	3,574,914
International Flavors & Fragrances, Inc.	88,000	5,243,040

		40,895,935

Commercial Banks—9.1%
CIT Group, Inc.*	354,000	13,944,060
City National Corp. (a)	223,000	11,486,730
Comerica, Inc.	413,000	12,823,650
Commerce Bancshares, Inc. (a)	88,200	3,557,106
Cullen/Frost Bankers, Inc. (a)	133,000	7,638,190
Fifth Third Bancorp.	731,400	11,344,014
M&T Bank Corp. (a)	180,600	17,185,896
Signature Bank* (a)	79,200	5,312,736
SunTrust Banks, Inc.	202,000	5,710,540
Zions Bancorporation (a)	275,900	5,698,714

		94,701,636

Commercial Services & Supplies—1.1%
Tyco International, Ltd.	197,000	11,083,220

Computers & Peripherals—0.3%
NetApp, Inc.*	94,000	3,090,720

Construction & Engineering—2.9%
Jacobs Engineering Group, Inc.*	346,800	14,021,124
URS Corp.	455,690	16,090,414

		30,111,538

Construction Materials—0.6%
Eagle Materials, Inc. (a)	142,900	6,610,554

Consumer Finance—0.7%
Discover Financial Services	181,300	7,203,049

Containers & Packaging—1.2%
Ball Corp.	194,400	$8,225,064
Rock-Tenn Co. - Class A	67,000	4,836,060

		13,061,124

Diversified Telecommunication Services—1.2%
CenturyLink, Inc.	312,700	12,633,080

Electric Utilities—3.7%
Edison International	190,000	8,681,100
N.V. Energy, Inc.	467,300	8,416,073
Northeast Utilities	114,000	4,358,220
PPL Corp.	351,000	10,196,550
Xcel Energy, Inc.	265,700	7,362,547

		39,014,490

Electrical Equipment—0.2%
AMETEK, Inc.	60,000	2,127,000

Electronic Equipment, Instruments & Components—3.3%
Anixter International, Inc. (a)	257,800	14,813,188
Arrow Electronics, Inc.*	275,000	9,270,250
TE Connectivity, Ltd.	303,900	10,335,639

		34,419,077

Energy Equipment & Services—5.1%
Cameron International Corp.*	69,300	3,885,651
Ensco plc - Class A	231,000	12,603,360
GulfMark Offshore, Inc. - Class A* (a)	46,000	1,519,840
Halliburton Co.	143,400	4,831,146
Helmerich & Payne, Inc.	54,900	2,613,789
Nabors Industries, Ltd.*	175,000	2,455,250
Rowan Cos. plc - Class A*	212,000	7,159,240
Superior Energy Services, Inc.*	364,000	7,469,280
Tidewater, Inc.	164,800	7,997,744
Weatherford International, Ltd.*	221,600	2,809,888

		53,345,188

Food Products—2.9%
Bunge, Ltd.	235,900	15,817,095
H.J. Heinz Co. (a)	184,086	10,299,612
Kellogg Co.	73,600	3,802,176

		29,918,883

Gas Utilities—0.9%
New Jersey Resources Corp. (a)	102,750	4,697,730
Piedmont Natural Gas Co., Inc.	158,514	5,148,535

		9,846,265

Health Care Providers & Services—4.9%
Cigna Corp.	298,000	14,056,660
Community Health Systems, Inc.*	444,127	12,941,861
DaVita, Inc.*	80,500	8,340,605
Laboratory Corp. of America Holdings* (a)	101,500	9,385,705
McKesson Corp.	71,288	6,132,906

		50,857,737

MIST-141

Met Investors Series Trust

Lord Abbett Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Hotels, Restaurants & Leisure—0.7%
Darden Restaurants, Inc. (a)	140,700	$7,844,025

Household Durables—0.9%
Harman International Industries, Inc. (a)	56,300	2,598,808
Tupperware Brands Corp.	135,000	7,234,650

		9,833,458

Insurance—8.2%
ACE, Ltd.	189,400	14,318,640
Allstate Corp. (The)	208,000	8,238,880
Brown & Brown, Inc.	200,000	5,214,000
Everest Re Group, Ltd.	122,900	13,145,384
Hartford Financial Services Group, Inc.	355,000	6,901,200
Lincoln National Corp.	349,000	8,442,310
Marsh & McLennan Cos., Inc.	336,200	11,407,266
PartnerRe, Ltd.	176,900	13,140,132
XL Group plc	177,700	4,270,131

		85,077,943

Internet Software & Services—0.1%
Monster Worldwide, Inc.* (a)	171,200	1,254,896

IT Services—1.5%
Fiserv, Inc.*	212,000	15,694,360

Life Sciences Tools & Services—1.3%
Agilent Technologies, Inc.	208,000	7,997,600
Life Technologies Corp.*	124,400	6,080,672

		14,078,272

Machinery—4.2%
Dover Corp.	167,343	9,955,235
Eaton Corp. (a)	252,212	11,919,539
IDEX Corp.	301,055	12,575,068
Kennametal, Inc. (a)	151,000	5,599,080
Nordson Corp.	58,600	3,435,132

		43,484,054

Marine—0.1%
Kirby Corp.* (a)	12,047	665,958

Media—4.3%
Discovery Communications, Inc. - Class A*	138,000	8,228,940
Interpublic Group of Cos., Inc. (The)	1,965,000	21,850,800
Omnicom Group, Inc. (a)	279,100	14,390,396

		44,470,136

Metals & Mining—1.4%
Allegheny Technologies, Inc. (a)	153,300	4,890,270
Reliance Steel & Aluminum Co.	185,000	9,684,750

		14,575,020

Multi-Utilities—1.2%
CMS Energy Corp.	553,000	13,023,150

Multiline Retail—2.3%
Kohl’s Corp. (a)	203,000	10,397,660

Multiline Retail—(Continued)
Macy’s, Inc.	356,900	$13,426,578

		23,824,238

Oil, Gas & Consumable Fuels—3.2%
EQT Corp.	66,800	3,941,200
Kinder Morgan, Inc.	194,800	6,919,296
Noble Energy, Inc.	89,500	8,297,545
QEP Resources, Inc.	165,000	5,223,900
Range Resources Corp. (a)	128,000	8,943,360

		33,325,301

Paper & Forest Products—1.5%
International Paper Co.	427,100	15,512,272

Pharmaceuticals—4.5%
Mylan, Inc.*	745,000	18,178,000
Par Pharmaceutical Cos., Inc.*	158,000	7,896,840
Watson Pharmaceuticals, Inc.*	246,000	20,949,360

		47,024,200

Real Estate Investment Trusts—4.7%
Alexandria Real Estate Equities, Inc.	134,300	9,873,736
CBL & Associates Properties, Inc. (a)	265,335	5,662,249
Home Properties, Inc.	81,600	4,999,632
Liberty Property Trust	182,350	6,608,364
Ventas, Inc.	82,000	5,104,500
Vornado Realty Trust	108,600	8,802,030
Weyerhaeuser Co.	299,500	7,828,930

		48,879,441

Real Estate Management & Development—1.5%
Jones Lang LaSalle, Inc.	207,000	15,804,450

Road & Rail—0.7%
Kansas City Southern	54,385	4,121,295
Knight Transportation, Inc. (a)	198,000	2,831,400

		6,952,695

Semiconductors & Semiconductor Equipment—3.3%
Analog Devices, Inc.	266,000	10,424,540
Broadcom Corp. - Class A*	314,800	10,885,784
Micron Technology, Inc.*	1,236,200	7,398,657
Xilinx, Inc.	159,900	5,342,259

		34,051,240

Software—0.5%
Adobe Systems, Inc.*	170,100	5,521,446

Specialty Retail—1.0%
Pier 1 Imports, Inc. (a)	544,100	10,196,434

Textiles, Apparel & Luxury Goods—0.9%
Gildan Activewear, Inc.	283,100	8,968,608

Trading Companies & Distributors—0.9%
WESCO International, Inc.* (a)	165,000	9,438,000

Total Common Stocks (Cost $931,830,698)		1,010,884,058

MIST-142

Met Investors Series Trust

Lord Abbett Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Warrant—0.1%

Security Description	Shares/Par Amount	Value

Oil, Gas & Consumable Fuels—0.1%
Kinder Morgan, Inc., expires 02/15/2017* (Cost $408,996)	229,120	$799,629

Short-Term Investments—13.6%

Mutual Fund—11.3%
State Street Navigator Securities Lending Prime Portfolio (b)	117,866,335	117,866,335

Repurchase Agreement—2.3%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/28/12 at 0.010% to be repurchased at $24,155,020 on 10/01/12, collateralized by $24,670,000 Federal National Mortgage Association at 3.400% due 09/27/32 with a value of $24,639,163.	$24,155,000	24,155,000

Total Short-Term Investments (Cost $142,021,335)		142,021,335

Total Investments—110.6% (Cost $1,074,261,029#)		1,153,705,022
Other assets and liabilities (net)—(10.6)%		(111,028,806)

Net Assets—100.0%		$1,042,676,216

#	As of September 30, 2012, the aggregate cost of investments was $1,074,261,029. The aggregate unrealized appreciation and depreciation of investments were $98,311,200 and $(18,867,207), respectively, resulting in net unrealized appreciation of $79,443,993.
*	Non-income producing security.
(a)	All or a portion of the security was held on loan. As of September 30, 2012, the market value of securities loaned was $113,952,373 and the collateral received consisted of cash in the amount of $117,866,335 and non-cash collateral with a value of $185,955. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Represents investment of cash collateral received from securities lending transactions.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2012:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$1,010,884,058	$—	$—	$1,010,884,058
Total Warrant*	799,629	—	—	799,629
Short-Term Investments
Mutual Fund	117,866,335	—	—	117,866,335
Repurchase Agreement	—	24,155,000	—	24,155,000
Total Short-Term Investments	117,866,335	24,155,000	—	142,021,335
Total Investments	$1,129,550,022	$24,155,000	$—	$1,153,705,022

*	See Schedule of Investments for additional detailed categorizations.

MIST-143

Met Investors Series Trust

Met/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Senior Floating Rate Interests (a)—96.3% of Net Assets

Security Description	Principal Amount	Value

Aerospace & Defense—1.5%
DAE Aviation Holdings, Inc. Term Loan
5.450%, 07/31/14	$5,006,529	$5,006,529
Ducommun, Inc. Term Loan
5.500%, 06/28/17	467,434	472,693
DynCorp International LLC Term Loan
6.250%, 07/07/16	1,911,305	1,912,500
Sequa Corp. Term Loan
3.718%, 12/03/14	1,000,000	999,500
TransDigm Group, Inc. Term Loan
4.000%, 02/14/17	3,651,656	3,680,426

		12,071,648

Air Freight & Logistics—0.6%
Evergreen Acquisition Co., L.P. Term Loan
6.250%, 07/09/19	648,375	657,290
Evergreen International Aviation, Inc. Term Loan
11.500%, 06/30/15	767,768	721,702
Flying Fortress, Inc. Term Loan
5.000%, 06/30/17	3,275,000	3,320,031

		4,699,023

Auto Components—3.5%
Allison Transmission, Inc. Term Loan
2.720%, 08/07/14	2,734,546	2,744,365
4.250%, 08/23/19	3,117,188	3,131,801
Delphi Corp. Term Loan
3.500%, 03/31/17	1,810,447	1,819,264
Federal-Mogul Corp. Term Loan
2.166%, 12/29/14	3,576,082	3,496,897
2.159%, 12/28/15	2,876,512	2,812,818
Goodyear Tire & Rubber Co. (The) Second Lien Term Loan
4.750%, 04/30/19	7,300,000	7,376,044
HHI Holdings LLC Term Loan
7.750%, 03/21/17	617,305	617,305
Metaldyne Co. LLC Term Loan
5.250%, 05/18/17	2,440,344	2,479,999
Veyance Technologies, Inc. Delayed Draw Term Loan
2.470%, 07/31/14	557,939	552,080
Incremental Term Loan 5.500%, 07/31/14	323,375	323,779

Auto Components—(Continued)
Term Loan 2.470%, 07/31/14	$3,895,329	$3,854,428

		29,208,780

Automobiles—0.7%
Chrysler Group LLC Term Loan
6.000%, 05/24/17	5,291,803	5,406,090

Biotechnology—0.8%
Catalent Pharma Solutions, Inc. Extended Term Loan
4.216%, 09/15/16	2,240,874	2,249,277
Incremental Term Loan 5.250%, 09/15/17	1,093,008	1,103,938
Grifols, Inc. Term Loan
4.500%, 06/01/17	3,088,108	3,094,671

		6,447,886

Building Products—0.3%
Armstrong World Industries, Inc. Term Loan
4.000%, 03/09/18	1,259,478	1,263,414
Goodman Global Holdings, Inc. First Lien Term Loan
5.750%, 10/28/16	1,047,188	1,051,862

		2,315,276

Capital Markets—1.9%
American Capital Holdings, Inc. Term Loan
5.500%, 07/19/16	800,000	808,000
Grosvenor Capital Management Holdings LLP Extended Term Loan
4.250%, 12/05/16	1,461,171	1,437,427
Harbourvest Partners LLC Term Loan
6.250%, 12/16/16	622,070	623,625
LPL Holdings, Inc. Term Loan
2.716%, 03/29/17	755,625	746,180
4.000%, 03/29/19	2,736,250	2,748,221
Nuveen Investments, Inc. Extended First Lien Term Loan
5.898%, 05/13/17	3,501,204	3,502,300
Extended Term Loan 5.900%, 05/12/17	2,023,796	2,023,375
Incremental Term Loan 7.250%, 05/13/17	500,000	502,000
Samson Investments Co. Second Lien Term Loan
6.000%, 09/13/18	825,000	831,359
Sheridan Investment Partners I LLC Term Loan
6.500%, 04/20/17	488,877	490,914

MIST-144

Met Investors Series Trust

Met/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Senior Floating Rate Interests (a)—(Continued)

Security Description	Principal Amount	Value

Capital Markets—(Continued)
Sheridan Production Partners I LLC Term Loan
6.500%, 04/20/17	$104,348	$104,783
0.000%, 09/14/19 (b)	1,468,536	1,453,850
0.000%, 09/25/19 (b)	313,452	310,317

		15,582,351

Chemicals—4.1%
Ashland, Inc. Term Loan
3.750%, 08/23/18	1,498,500	1,511,441
AZ Chem US, Inc. Term Loan
7.250%, 12/22/17	984,091	1,005,823
Chemtura Corp. Term Loan
5.500%, 08/27/16	1,450,000	1,465,860
Emerald Performance Materials LLC Term Loan
6.750%, 05/18/18	673,313	680,046
General Chemical Corp. Term Loan
5.002%, 10/06/15	329,007	330,344
Harko C.V. Term Loan
5.750%, 08/02/17	470,250	473,483
Hexion Specialty Chemical, Inc. Extended Term Loan
4.125%, 05/05/15	2,220,130	2,164,626
4.250%, 05/05/15	958,596	934,631
Houghton International, Inc. Term Loan
6.750%, 01/29/16	1,387,435	1,400,442
Huish Detergents, Inc. Term Loan
2.220%, 04/25/14	1,476,623	1,412,021
Huntsman International LLC Term Loan
2.795%, 04/19/17	1,348,302	1,345,894
Ineos U.S. Finance LLC Term Loan
6.500%, 05/04/18	6,375,481	6,449,481
Momentive Performance Materials, Inc. Extended Term Loan
3.750%, 05/05/15	1,793,452	1,737,407
Incremental Term Loan 3.750%, 05/29/15	621,875	603,219
Omnova Solutions, Inc. Term Loan
5.500%, 05/31/17	1,795,525	1,811,236
Rockwood Specialties Group, Inc. Term Loan
3.500%, 02/09/18	1,576,000	1,585,111
Styron S.A.R.L LLC Term Loan
8.000%, 08/02/17	2,035,500	1,956,806

Chemicals—(Continued)
Taminco Global Chemical Corp. Term Loan
5.250%, 02/15/19	$373,125	$377,789
Tronox, Inc. Delayed Draw Term Loan
4.250%, 02/08/18	165,656	167,313
Term Loan
4.250%, 02/08/18	607,406	613,480
Unifrax Corp. Term Loan
6.500%, 11/28/18	471,748	477,056
Univar, Inc. Term Loan
5.000%, 06/30/17	5,015,675	5,004,309

		33,507,818

Commercial Services & Supplies—3.9%
ACCO Brands Corp. Term Loan
4.250%, 04/30/19	1,467,625	1,480,009
ADS Waste Holdings Term Loan
0.000%, 09/11/19 (b)	1,875,000	1,890,624
Allied Security Holdings LLC First Lien Term Loan
5.250%, 02/03/17	394,000	395,478
Altegrity, Inc. Term Loan
7.750%, 02/20/15	398,549	398,549
2.969%, 02/21/15	1,995,849	1,861,130
ARAMARK Corp. Extended Letter of Credit
3.464%, 07/26/16	154,267	154,396
Extended Term Loan
3.464%, 07/26/16	160,084	160,184
3.466%, 07/26/16	2,345,733	2,347,687
3.568%, 07/26/16	1,987,191	1,988,433
Brickman Group Holdings, Inc. Term Loan
5.500%, 10/14/16	969,239	978,931
ClientLogic Corp. Extended Term Loan
7.208%, 01/30/17	2,394,165	2,202,632
Delos Aircraft, Inc. Term Loan
4.750%, 04/12/16	2,250,000	2,275,312
Genpact International, Inc. Term Loan
4.250%, 08/30/19	1,550,000	1,556,781
IAP Worldwide Services, Inc. First Lien Term Loan
9.250%, 12/28/12	1,398,327	1,185,082
KAR Auction Services, Inc. Term Loan
5.000%, 05/19/17	2,789,688	2,807,703
Merrill Communications LLC Term Loan
9.750%, 12/24/12	1,593,936	1,564,050

MIST-145

Met Investors Series Trust

Met/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Senior Floating Rate Interests (a)—(Continued)

Security Description	Principal Amount	Value

Commercial Services & Supplies—(Continued)
Monitronics International, Inc. Term Loan
5.500%, 03/16/18	$820,875	$831,649
ServiceMaster Co. Extended Term Loan 4.480%, 01/31/17	2,932,898	2,947,563
U.S. Security Holdings, Inc. Delayed Draw Term Loan 6.000%, 07/28/17	113,530	114,523
Term Loan 6.000%, 07/28/17	580,042	585,118
West Corp. Term Loan 5.500%, 07/15/16	3,364,732	3,396,975
5.750%, 06/29/18	1,097,250	1,108,908

		32,231,717

Communications Equipment—0.5%
CommScope, Inc. Term Loan 4.250%, 01/12/18	2,240,875	2,255,582
DG FastChannel, Inc. Term Loan 5.750%, 07/26/18	1,428,131	1,392,428
TowerCo Finance LLC Term Loan 5.750%, 02/02/17	467,875	469,045

		4,117,055

Computers & Peripherals—0.1%
Dealer Computer Services, Inc. Term Loan 3.750%, 04/20/18	1,232,527	1,239,203

Construction & Engineering—0.2%
Brock Holdings III, Inc. Term Loan 6.012%, 03/16/17	836,140	846,591
Wyle Services Corp. Term Loan 5.000%, 03/27/17	508,947	508,947

		1,355,538

Construction Materials—0.8%
Fairmount Minerals, Ltd. Term Loan 5.250%, 03/15/17	3,290,601	3,288,133
Preferred Sands Holdings Co. Term Loan 7.500%, 12/15/16	1,936,619	1,844,629
Summit Materials I LLC Term Loan 6.000%, 01/30/19	447,750	452,116
Tank Holding Corp. Term Loan 6.750%, 07/09/19	960,169	962,569

		6,547,447

Containers & Packaging—1.4%
Berry Plastics Corp. Term Loan 2.216%, 04/03/15	$3,037,682	$3,025,447
BWAY Corp. Term Loan 4.250%, 02/23/18	2,205,217	2,215,323
Reynolds Group Holdings, Inc. New Dollar Term Loan 0.000%, 09/21/12 (b)	5,450,000	5,459,995
Sealed Air Corp. Term Loan 4.750%, 10/03/18	612,500	617,367
TricorBraun, Inc. Term Loan 5.503%, 05/03/18	625,000	629,688

		11,947,820

Distributors—1.1%
Autoparts Group Holdings, Inc. First Lien Term Loan 6.500%, 07/28/17	371,250	371,250
Michael Foods Group, Inc. Term Loan 4.250%, 02/23/18	2,332,230	2,350,451
VWR Funding, Inc. Extended Term Loan 4.466%, 04/03/17	3,158,364	3,176,130
Term Loan 2.716%, 06/30/14	3,158,364	3,162,312

		9,060,143

Diversified Consumer Services—1.2%
Affinion Group, Inc. Term Loan 5.000%, 07/16/15	2,588,617	2,384,764
BAR/BRI Review Courses, Inc. Term Loan 6.000%, 06/16/17	588,094	589,564
Laureate Education, Inc. Extended Term Loan 5.250%, 06/18/18	4,925,032	4,869,625
Meritas LLC First Lien Term Loan 7.500%, 07/28/17	1,126,843	1,126,843
Weight Watchers International, Inc. Term Loan 4.000%, 03/15/19	1,271,813	1,273,402

		10,244,198

Diversified Financial Services—2.3%
Alpha D2 Ltd. Term Loan 5.750%, 04/28/17	1,940,250	1,961,876
Asset Acceptance Capital Corp. Term Loan 8.750%, 11/14/17	1,179,063	1,193,801

MIST-146

Met Investors Series Trust

Met/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Senior Floating Rate Interests (a)—(Continued)

Security Description	Principal Amount	Value

Diversified Financial Services—(Continued)
BRSP LLC Term Loan 7.500%, 06/04/14	$777,939	$777,939
Citco III, Ltd. Term Loan 5.500%, 06/29/18	2,051,544	2,066,930
EIG Investors Corp. Term Loan 7.750%, 04/20/18	2,369,063	2,387,572
Hamilton Lane Advisors LLC Term Loan 6.500%, 02/23/18	706,875	706,875
MIP Delaware LLC Term Loan 5.500%, 07/12/18	581,733	584,641
Nielsen Finance LLC Term Loan 3.478%, 05/02/16	2,952,185	2,968,177
3.978%, 05/02/16	2,437,579	2,450,637
Shield Finance Co. S.A.R.L. Term Loan 6.500%, 05/10/19	972,563	978,641
Trans Union LLC Term Loan 5.500%, 02/12/18	2,955,000	2,986,028

		19,063,117

Diversified Telecommunication Services—3.5%
Alaska Communications Systems Holdings, Inc. Term Loan 5.500%, 10/21/16	1,105,313	1,012,052
Greeneden U.S. Holdings II LLC Term Loan 6.750%, 01/31/19	597,000	603,965
Intelsat Jackson Holdings S.A. Term Loan 5.250%, 04/02/18	9,877,475	9,926,250
Intelsat Jackson Holdings, Ltd. Term Loan 0.000%, 04/02/18 (b)	9,877,475	9,877,475
MCC Iowa LLC Term Loan 1.940%, 01/30/15	1,187,645	1,166,862
NTELOS, Inc. Term Loan 4.000%, 08/07/15	1,203,824	1,208,338
Telesat Canada Term Loan 4.250%, 03/28/19	3,715,688	3,729,621
WaveDivision Holdings LLC Term Loan 0.000%, 08/09/19 (b)	300,000	302,625
Windstream Corp. Term Loan 4.000%, 08/08/19	897,750	902,979

		28,730,167

Electric Utilities—0.6%
LSP Madison Funding LLC Term Loan 5.500%, 06/28/19	$1,097,250	$1,108,223
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc. Extended Term Loan 4.757%, 10/10/17	5,151,565	3,561,823

		4,670,046

Electrical Equipment—0.1%
Pelican Products, Inc. First Lien Delayed Draw Term Loan 7.000%, 07/11/18	822,937	822,937

Electronic Equipment, Instruments & Components—1.8%
Aeroflex, Inc. Term Loan 5.750%, 05/09/18	1,890,473	1,889,291
Eagle Parent, Inc. Term Loan 5.000%, 05/16/18	2,592,188	2,612,277
Generac Power Systems, Inc. Term Loan 6.250%, 02/08/19	1,500,000	1,531,875
Sensata Technologies Finance Co. LLC Term Loan 4.000%, 05/11/18	4,986,875	5,020,816
Sensus USA, Inc. First Lien Term Loan 4.750%, 05/09/17	3,127,375	3,139,103
Vantiv LLC Term Loan 3.750%, 02/27/19	447,750	449,709

		14,643,071

Energy Equipment & Services—0.5%
CCS Corp. Incremental Term Loan 6.500%, 10/17/14	521,063	522,799
Term Loan 3.216%, 11/14/14	2,488,261	2,466,489
Frac Tech International LLC Term Loan 8.500%, 05/06/16	1,522,292	1,469,488

		4,458,776

Food & Staples Retailing—1.1%
Pantry, Inc. (The) Term Loan 5.750%, 08/02/19	425,000	428,010
Rite Aid Corp. Term Loan 1.974%, 06/04/14	4,373,519	4,344,540
4.500%, 03/02/18	3,986,235	3,981,253

MIST-147

Met Investors Series Trust

Met/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Senior Floating Rate Interests (a)—(Continued)

Security Description	Principal Amount	Value

Food & Staples Retailing—(Continued)
Sprouts Farmers Markets Holdings LLC Incremental Term Loan 6.000%, 04/18/18	$573,563	$577,864

		9,331,667

Food Products—3.5%
American Seafoods Group LLC Term Loan 4.250%, 03/16/18	430,574	425,999
Blue Buffalo Co., Ltd. Term Loan 6.500%, 08/08/19	1,100,000	1,102,062
Clearwater Seafoods L.P. Term Loan 6.750%, 06/06/18	500,000	501,250
Dean Foods Co. Term Loan 1.595%, 04/02/14	1,635,575	1,629,953
Del Monte Foods Co. Term Loan 4.500%, 03/08/18	7,238,632	7,241,651
Dole Food Co., Inc. Term Loan 5.036%, 07/06/18	907,266	911,613
High Liner Foods, Inc. Term Loan 7.000%, 12/19/17	620,313	626,516
JBS USA Holdings, Inc. Term Loan 4.250%, 05/25/18	5,686,317	5,672,101
NPC International, Inc. Term Loan 5.250%, 12/28/18	646,750	654,834
Pierre Foods, Inc. First Lien Term Loan 7.001%, 09/30/16	1,551,169	1,560,055
Pinnacle Foods Finance LLC Term Loan 4.750%, 10/17/18	2,468,813	2,476,528
Pinnacle Foods Holdings Corp. Term Loan 4.750%, 10/17/18	273,625	274,537
Solvest, Ltd. Term Loan 5.021%, 07/06/18	1,623,531	1,631,311
U.S. Foodservice, Inc. Extended Term Loan 5.750%, 03/31/17	2,586,352	2,558,642
Term Loan 2.720%, 07/03/14	870,739	863,060
Windsor Quality Food Co., Ltd. Term Loan 5.000%, 02/16/17	1,190,000	1,190,000

		29,320,112

Health Care Equipment & Supplies—3.1%
Alere, Inc. Incremental Term Loan 4.750%, 06/30/17	$993,625	$998,553
Term Loan 4.750%, 06/30/17	2,202,750	2,215,484
Bausch & Lomb, Inc. Term Loan 5.250%, 05/17/19	2,917,688	2,953,429
Biomet, Inc. Term Loan 3.306%, 03/25/15	4,872,404	4,880,400
BSN Medical Acquisition Holding GmbH Term Loan 6.000%, 07/27/19	550,000	554,354
Convatec, Inc. Term Loan 5.750%, 12/22/16	3,335,461	3,350,454
DJO Finance LLC Extended Term Loan 5.216%, 11/01/16	1,826,696	1,829,552
Term Loan 6.250%, 09/15/17	1,542,250	1,549,961
Fresenius U.S. Finance I, Inc. Term Loan 3.500%, 09/10/14	969,605	973,752
Hologic, Inc. Term Loan 4.500%, 08/01/19	1,825,000	1,848,725
Kinetic Concepts, Inc. Term Loan 7.000%, 05/04/18	4,342,188	4,410,034

		25,564,698

Health Care Providers & Services—8.8%
Alliance Healthcare Services, Inc. Term Loan 7.250%, 06/01/16	2,231,481	2,175,694
Ardent Medical Services, Inc. Term Loan 6.500%, 09/15/15	1,580,955	1,588,860
Aveta Holdings LLC Term Loan 8.500%, 04/04/17	1,275,312	1,291,254
Carestream Health, Inc. Term Loan 5.000%, 02/25/17	2,018,350	2,000,689
CDRL MS, Inc. Term Loan 6.750%, 10/03/16	588,883	590,601
Community Health Systems, Inc. Extended Term Loan 3.921%, 01/25/17	7,452,862	7,496,856
CRC Health Corp. Extended Term Loan 4.862%, 11/16/15	2,093,560	1,991,499

MIST-148

Met Investors Series Trust

Met/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Senior Floating Rate Interests (a)—(Continued)

Security Description	Principal Amount	Value

Health Care Providers & Services—(Continued)
DaVita, Inc. Term Loan 4.500%, 10/20/16	$1,842,188	$1,854,853
0.000%, 09/02/19 (b)	3,025,000	3,036,344
Drumm Investors LLC Term Loan 5.000%, 05/04/18	1,976,897	1,912,648
Emdeon, Inc. Term Loan 5.000%, 11/02/18	796,000	802,965
Emergency Medical Services Corp. Term Loan 5.250%, 05/25/18	5,692,318	5,729,079
Hanger Orthopedic Group, Inc. Term Loan 4.010%, 12/01/16	1,796,972	1,805,957
HCA, Inc. Extended Term Loan 2.716%, 05/01/16	925,000	922,687
3.612%, 03/31/17	4,500,000	4,514,868
3.466%, 05/01/18	4,281,543	4,294,923
Health Management Associates, Inc. Term Loan 4.500%, 11/16/18	3,079,237	3,106,609
Iasis Healthcare LLC Term Loan 5.000%, 05/03/18	1,548,894	1,555,670
IMS Health, Inc. Term Loan 4.500%, 08/25/17	2,513,794	2,527,935
inVentiv Health, Inc. Incremental Term Loan 6.750%, 05/15/18	2,207,162	2,146,465
Term Loan 6.500%, 08/04/16	2,187,506	2,121,881
Kindred Healthcare, Inc. Term Loan 5.250%, 06/01/18	1,879,981	1,857,045
LHP Hospital Group, Inc. Term Loan 9.000%, 07/03/18	523,688	530,234
Multiplan, Inc. Term Loan 4.750%, 08/26/17	2,668,896	2,681,686
MX USA, Inc. Term Loan 6.500%, 04/28/17	572,125	569,264
One Call Medical, Inc. Term Loan 7.000%, 08/16/19	875,000	875,000
Physiotherapy Associates Holdings, Inc. First Lien Term Loan 6.010%, 04/30/18	299,250	299,250
Radnet Management, Inc. Term Loan 5.750%, 04/06/16	975,000	973,172
RPI Finance Trust Incremental Term Loan 4.000%, 11/09/18	870,975	877,870

Health Care Providers & Services—(Continued)
Term Loan 4.000%, 05/09/18	$3,253,516	$3,265,717
Select Medical Corp. Term Loan 5.500%, 06/01/18	2,687,206	2,705,681
Sheridan Holdings, Inc. First Lien Term Loan 6.000%, 06/29/18	548,625	554,454
Universal Health Services, Inc. Term Loan 3.750%, 11/15/16	617,698	619,366
Vanguard Health Holding Co. II LLC / Vanguard Holding Co. II, Inc. Term Loan 5.000%, 01/29/16	2,688,740	2,707,897
WC Luxco S.A.R.L. Term Loan 4.250%, 03/15/18	1,029,575	1,032,407

		73,017,380

Health Care Technology—0.3%
MedAssets, Inc. Term Loan 5.250%, 11/16/16	1,143,041	1,153,519
TriZetto Group, Inc. (The) Term Loan 4.750%, 05/02/18	1,693,463	1,688,701

		2,842,220

Hotels, Restaurants & Leisure—5.3%
Affinity Gaming LLC Term Loan 5.500%, 11/09/17	422,875	429,218
Ameristar Casinos, Inc. Term Loan 4.000%, 04/16/18	784,349	789,531
Brand Energy & Infrastructure Services, Inc. Term Loan 2.500%, 02/07/14	1,857,127	1,835,074
Brasa Holdings, Inc. First Lien Term Loan 7.500%, 07/19/19	425,000	423,938
Burger King Corp. Term Loan 0.000%, 09/27/19 (b)	2,700,000	2,708,437
Caesars Entertainment Operating Co., Inc Extended Term Loan 5.467%, 01/26/18	3,900,000	3,554,573
Term Loan 3.217%, 01/28/15	1,492,246	1,453,588
Cedar Fair, L.P. Term Loan 4.000%, 12/15/17	1,887,852	1,902,247
Dave & Buster’s, Inc. Term Loan 5.500%, 06/01/16	587,487	590,425

MIST-149

Met Investors Series Trust

Met/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Senior Floating Rate Interests (a)—(Continued)

Security Description	Principal Amount	Value

Hotels, Restaurants & Leisure—(Continued)
DineEquity, Inc. Term Loan 4.298%, 10/19/17	$2,815,576	$2,839,508
Dunkin’ Brands Group, Inc. Term Loan 4.000%, 11/23/17	6,119,409	6,122,139
Isle of Capri Casinos, Inc. Term Loan 4.750%, 03/24/17	689,500	695,390
Landry’s, Inc. Term Loan 6.500%, 04/24/18	1,293,500	1,313,226
Las Vegas Sands LLC Delayed Draw Term Loan 2.720%, 11/23/16	494,548	492,693
Extended Term Loan 2.720%, 11/23/16	1,044,703	1,042,237
OSI Restaurant Partners LLC Revolving Term Loan 2.496%, 06/14/13	588,299	586,460
Term Loan 2.500%, 06/14/14	5,971,905	5,953,243
P.F. Chang’s China Bistro, Inc. Term Loan 6.250%, 07/02/19	400,000	404,500
Penn National Gaming, Inc. Term Loan 3.750%, 07/16/18	1,061,563	1,067,451
Pinnacle Entertainment, Inc. Incremental Term Loan 4.000%, 03/19/19	547,250	551,012
Sagittarius Restaurants LLC Term Loan 7.510%, 05/18/15	243,750	243,902
SeaWorld Parks & Entertainment, Inc. Term Loan 2.931%, 02/17/16	473,854	472,966
4.000%, 08/17/17	2,007,305	2,017,133
Six Flags Theme Parks, Inc. Term Loan 4.250%, 12/20/18	3,025,000	3,047,675
Town Sports International, Inc. Term Loan 5.750%, 05/11/18	852,477	864,198
Wendy’s International, Inc. Term Loan 4.750%, 05/15/19	1,925,000	1,944,550

		43,345,314

Household Durables—0.5%
National Bedding Co. LLC Extended First Lien Term Loan 6.000%, 11/28/13	2,143,426	2,142,086
Serta Simmons Holdings LLC Term Loan 0.000%, 09/19/19 (b)	1,575,000	1,570,923

Household Durables—(Continued)
Wilton Brands LLC Term Loan 7.500%, 08/30/18	$625,000	$632,031

		4,345,040

Household Products—0.3%
Prestige Brands, Inc. Term Loan 5.268%, 01/31/19	406,629	411,348
Spectrum Brands, Inc. Term Loan 5.018%, 06/17/16	2,101,740	2,115,439

		2,526,787

Independent Power Producers & Energy Traders—1.8%
AES Corp. (The) Term Loan 4.250%, 06/01/18	2,413,250	2,429,626
Calpine Corp. Term Loan 4.500%, 04/02/18	4,927,250	4,947,632
0.000%, 09/27/19 (b)	800,000	796,000
Covanta Energy Corp. Term Loan 4.000%, 03/28/19	398,000	399,990
Dynegy Midwest Generation LLC Term Loan 9.250%, 08/04/16	470,250	488,472
Dynegy Power LLC Term Loan 9.250%, 08/04/16	866,250	910,044
Invenergy LLC Term Loan 9.000%, 11/21/17	676,666	681,742
NRG Energy, Inc. Term Loan 4.000%, 07/02/18	4,098,125	4,125,275

		14,778,781

Industrial Conglomerates—0.3%
RGIS Services LLC Extended Term Loan 4.612%, 10/18/16	468,814	464,125
Term Loan 5.500%, 10/18/17	2,340,744	2,337,818

		2,801,943

Insurance—2.6%
Alliant Holdings I, Inc. Term Loan 3.362%, 08/21/14	2,048,845	2,056,528
AmWINS Group, Inc. First Lien Term Loan 5.750%, 06/06/19	972,563	976,210

MIST-150

Met Investors Series Trust

Met/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Senior Floating Rate Interests (a)—(Continued)

Security Description	Principal Amount	Value

Insurance—(Continued)
Asurion LLC First LienTerm Loan 5.500%, 05/24/18	$7,163,909	$7,211,821
Second Lien Term Loan 9.000%, 05/24/19	468,153	485,124
CNO Financial Group, Inc. Term Loan 0.000%, 09/20/16 (b)	1,000,000	995,000
0.000%, 09/20/18 (b)	1,000,000	990,000
HUB International, Ltd. Extended Term Loan 4.716%, 06/13/17	3,341,431	3,387,376
Sedgwick CMS Holdings, Inc. Term Loan 5.000%, 12/30/16	2,488,454	2,482,233
USI Holdings Corp. Incremental Term Loan 5.750%, 05/05/14	798,000	799,995
Term Loan 2.720%, 05/05/14	2,417,615	2,421,645

		21,805,932

Internet & Catalog Retail—0.5%
FTD, Inc. Term Loan 4.750%, 06/11/18	1,114,019	1,119,589
Harbor Freight Tools USA, Inc. Term Loan 5.500%, 11/14/17	975,000	980,484
Orbitz Worldwide, Inc. Term Loan 3.216%, 07/25/14	1,788,663	1,740,221

		3,840,294

Internet Software & Services—2.1%
Ascend Learning Term Loan 5.753%, 05/23/17	1,895,225	1,899,963
Getty Images, Inc. Term Loan 3.966%, 11/02/15	540,001	541,062
5.250%, 11/07/16	3,838,682	3,847,581
Go Daddy Group, Inc. (The) Term Loan 5.500%, 12/17/18	1,386,000	1,382,097
Sabre, Inc. Term Loan 2.216%, 09/30/14	1,748,879	1,745,600
Softlayer Technologies, Inc. Term Loan 7.250%, 11/05/16	736,875	741,480
SS&C Technologies, Inc. Term Loan 5.000%, 06/07/19	1,396,043	1,411,646
Travelport LLC Extended Delayed Draw Term Loan 4.961%, 08/21/15	2,081,210	1,988,423

Internet Software & Services—(Continued)
Extended Term Loan 4.961%, 08/21/15	$1,765,636	$1,686,919
Term Loan 4.862%, 08/21/15	181,324	173,240
Web.com Group, Inc. Term Loan 7.000%, 10/27/17	2,016,979	2,035,259

		17,453,270

IT Services—2.9%
Acxiom Corp. Extended Term Loan 3.404%, 03/15/15	662,259	667,640
Attachmate Corp. First Lien Term Loan 7.250%, 11/22/17	2,968,281	2,996,109
Booz Allen Hamilton Inc. Term Loan 4.500%, 07/31/19	800,000	805,583
Expert Global Solutions, Inc. Term Loan 8.000%, 04/03/18	1,890,500	1,907,830
First Data Corp. Extended Term Loan 4.217%, 03/23/18	1,023,844	980,505
Term Loan 2.967%, 09/24/14	299,147	298,037
0.000%, 09/30/18 (b)	1,200,000	1,181,000
iPayment, Inc. Term Loan 5.750%, 05/08/17	2,612,500	2,599,438
Mercury Payment Systems Canada LLC Term Loan 5.500%, 07/03/17	617,188	623,359
NeuStar, Inc. Term Loan 5.000%, 11/08/18	915,750	924,908
SkillSoft Corp. Term Loan 0.000%, 05/26/17 (b)	735,015	735,015
SunGard Data Systems, Inc. Term Loan 3.906%, 02/26/16	2,790,166	2,800,629
3.978%, 02/28/17	3,861,155	3,879,256
Syniverse Technologies, Inc. Term Loan 5.000%, 04/23/19	1,820,438	1,827,264
TASC, Inc. Term Loan 4.500%, 12/18/15	1,281,476	1,284,680
VeriFone, Inc. Term Loan 4.250%, 12/28/18	266,254	267,086

		23,778,339

MIST-151

Met Investors Series Trust

Met/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Senior Floating Rate Interests (a)—(Continued)

Security Description	Principal Amount	Value

Leisure Equipment & Products—1.1%
Bombardier Recreational Products, Inc. Extended Term Loan 4.470%, 06/28/16	$2,745,888	$2,747,113
ClubCorp Operations, Inc. Term Loan
6.000%, 11/30/16	2,765,336	2,789,533
Fender Musical Instruments Corp. Term Loan
2.470%, 06/09/14	1,134,099	1,132,682
SRAM LLC Term Loan
4.772%, 06/07/18	2,122,996	2,149,533

		8,818,861

Life Sciences Tools & Services—0.8%
Education Management LLC Term Loan
8.250%, 03/29/18	2,014,035	1,786,449
Medpace, Inc. Term Loan
6.514%, 06/16/17	737,860	710,190
Quintiles Transnational Corp. Term Loan
5.000%, 06/08/18	4,024,063	4,053,237

		6,549,876

Machinery—1.8%
Colfax Corp. Term Loan
4.500%, 01/11/19	1,240,625	1,250,318
CPM Acquisition Corp. First Lien Term Loan
6.250%, 08/29/17	475,000	477,375
Edwards (Cayman Islands II), Ltd. Term Loan
5.500%, 05/31/16	1,590,334	1,602,261
Husky Injection Molding Systems, Ltd. Term Loan
5.750%, 06/29/18	2,825,330	2,852,702
Manitowoc Co., Inc. (The) Term Loan
4.250%, 11/13/17	560,250	564,592
Rexnord LLC Term Loan
5.000%, 04/02/18	3,176,000	3,194,859
Terex Corp. Term Loan
5.500%, 04/28/17	668,250	671,591
Tomkins LLC Term Loan
4.250%, 09/29/16	2,977,737	2,999,326
TriMas Corp. Term Loan
4.250%, 06/21/17	941,146	943,499

		14,556,523

Media—9.4%
Acosta, Inc. Incremental Term Loan 5.000%, 03/01/18	$648,375	$652,427
Term Loan 5.000%, 03/01/18	3,791,749	3,814,644
Advantage Sales & Marketing, Inc. Term Loan 5.250%, 12/18/17	4,155,987	4,167,416
AMC Entertainment, Inc. Extended Term Loan 4.250%, 12/15/16	3,895,561	3,919,562
Term Loan 4.750%, 02/22/18	942,875	950,041
AMC Networks, Inc. Term Loan 4.000%, 12/31/18	2,723,087	2,725,356
Atlantic Broadband Finance LLC First Lien Term Loan 5.250%, 04/04/19	1,271,813	1,279,989
BBHI Acquisition LLC Term Loan 4.500%, 12/14/17	1,301,813	1,309,623
Bragg Communications, Inc. Term Loan 4.000%, 02/28/18	398,000	399,990
Catalina Marketing Corp. Term Loan 2.966%, 10/01/14	987,112	983,411
Cengage Learning Acquisitions, Inc. Term Loan 2.470%, 07/03/14	1,953,740	1,863,108
Cequel Communications LLC Term Loan 4.000%, 02/14/19	6,144,125	6,176,769
Charter Communications Operating LLC Extended Term Loan 3.470%, 09/06/16	3,410,815	3,420,526
Term Loan 4.000%, 05/15/19	1,318,375	1,327,109
Cinemark USA, Inc. Extended Term Loan 3.480%, 04/29/16	2,827,318	2,845,874
Clear Channel Communications, Inc. Term Loan 3.866%, 01/28/16	1,771,679	1,452,777
Crown Media Holdings, Inc. Term Loan 5.750%, 07/14/18	429,479	431,627
CSC Holdings, Inc. Extended Term Loan 1.966%, 03/29/16	2,242,500	2,241,699
Cumulus Media, Inc. Term Loan 5.750%, 09/17/18	4,884,113	4,918,126
Entercom Radio LLC Term Loan 6.250%, 11/23/18	518,467	522,420

MIST-152

Met Investors Series Trust

Met/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Senior Floating Rate Interests (a)—(Continued)

Security Description	Principal Amount	Value

Media—(Continued)
Foxco Acquisition Sub LLC Term Loan 5.500%, 07/31/17	$1,350,000	$1,363,500
Instant Web, Inc. Delayed Draw Term Loan 3.591%, 08/07/14	112,358	87,640
Term Loan 3.591%, 08/07/14	1,077,849	840,722
Interactive Data Corp. Term Loan 4.500%, 02/12/18	1,504,504	1,514,840
Kabel Deutschland GmbH Term Loan 4.250%, 02/01/19	3,025,000	3,033,912
Language Line LLC Term Loan 6.250%, 06/20/16	2,045,533	2,034,453
LIN Television Corp. Term Loan 5.000%, 12/21/18	545,875	552,698
Live Nation Entertainment, Inc. Term Loan 4.500%, 11/07/16	3,069,820	3,082,584
LodgeNet Entertainment Corp. Term Loan 6.500%, 04/04/14	792,583	601,702
Mediacom Broadband LLC Term Loan 4.500%, 10/23/17	1,955,000	1,945,225
Mediacom LLC Term Loan 4.500%, 10/23/17	489,975	484,708
Nexstar Broadcasting, Inc. Term Loan 5.000%, 09/30/16	492,469	493,700
Raycom TV Broadcasting, Inc. Term Loan 4.500%, 05/31/17	814,688	810,614
Regal Cinemas, Inc. Term Loan 3.245%, 08/23/17	2,529,938	2,540,103
Sinclair Television Group, Inc. Term Loan 4.000%, 10/28/16	683,111	687,949
Truven Health Analytics, Inc. Term Loan 6.750%, 06/06/19	1,396,500	1,408,719
Univision Communications, Inc. Extended Term Loan 4.466%, 03/31/17	4,832,852	4,795,934
UPC Financing Partnership Term Loan 3.731%, 12/30/16	728,489	725,393
3.731%, 12/29/17	3,300,000	3,290,720
4.750%, 12/29/17	375,000	377,813
Zuffa LLC Term Loan 2.250%, 06/19/15	1,656,298	1,627,313

		77,702,736

Metals & Mining—2.0%
Essar Steel Algoma, Inc. Term Loan 8.750%, 09/19/14	$1,000,000	$1,010,000
Grede Holdings LLC Term Loan 7.000%, 04/03/17	784,000	785,470
JMC Steel Group Term Loan 4.750%, 04/03/17	3,487,052	3,511,025
Noranda Aluminum Acquisition Corp. Term Loan 5.750%, 02/24/19	995,000	1,007,749
Novelis, Inc. Incremental Term Loan 4.000%, 03/10/17	618,750	620,745
Term Loan 4.000%, 03/10/17	2,810,049	2,819,112
SunCoke Energy, Inc. Term Loan 4.000%, 07/26/18	1,215,286	1,221,363
Walter Energy, Inc. Term Loan 4.000%, 04/02/18	4,343,075	4,333,120
Waupaca Foundry, Inc. Term Loan 8.500%, 06/29/17	625,000	631,250
WireCo WorldGroup, Inc. Term Loan 6.000%, 02/15/17	625,000	632,031

		16,571,865

Multiline Retail—0.5%
99 Cents Only Stores Term Loan 5.250%, 01/11/19	1,962,700	1,987,233
Dollar General Corp. Term Loan 2.966%, 07/07/14	1,684,363	1,694,101
Ollie’s Bargain Outlet, Inc. Term Loan 0.000%, 09/27/19 (b)	475,000	470,250

		4,151,584

Oil, Gas & Consumable Fuels—2.4%
Arch Coal, Inc. Term Loan 5.750%, 05/16/18	2,319,188	2,340,923
Buffalo Gulf Coast Terminals LLC Term Loan 7.500%, 10/31/17	1,514,725	1,545,019
Citgo Petroleum Corp. Term Loan 8.000%, 06/24/15	110,625	112,284
9.000%, 06/23/17	1,564,000	1,595,280
Crestwood Holdings LLC Term Loan 9.750%, 03/26/18	2,045,925	2,079,171
Energy Transfer Equity L.P. Term Loan 3.750%, 03/24/17	2,550,000	2,552,303

MIST-153

Met Investors Series Trust

Met/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Senior Floating Rate Interests (a)—(Continued)

Security Description	Principal Amount	Value

Oil, Gas & Consumable Fuels—(Continued)
Gibson Energy Term Loan 4.750%, 06/15/18	$2,238,750	$2,259,738
MEG Energy Corp. Term Loan 4.000%, 03/16/18	1,905,750	1,917,000
Obsidian Natural Gas Trust Term Loan 7.000%, 11/02/15	2,629,498	2,642,646
Oxbow Carbon and Mineral Holdings LLC Extended Term Loan 3.716%, 05/08/16	1,701,398	1,708,842
Patriot Coal Corp. Term Loan 9.250%, 10/04/13	800,000	807,000

		19,560,206

Personal Products—0.7%
NBTY, Inc. Term Loan 4.250%, 10/02/17	5,565,571	5,594,947

Pharmaceuticals—1.5%
Aptalis Pharma, Inc. Term Loan 5.500%, 02/10/17	2,272,250	2,275,359
Endo Pharmaceuticals Holdings, Inc. Term Loan 4.000%, 06/18/18	326,834	328,305
Par Pharmaceutical Cos., Inc. Term Loan 5.000%, 09/30/19	1,150,000	1,149,281
Pharmaceutical Product Development, Inc. Term Loan 6.250%, 12/05/18	1,860,938	1,880,323
Valeant Pharmaceuticals International, Inc. Term Loan 4.750%, 02/13/19	1,718,313	1,732,077
0.000%, 09/27/19 (b)	1,950,000	1,940,250
Warner Chilcott Co. LLC Term Loan 3.750%, 03/17/16	350,000	351,641
4.250%, 03/15/18	797,472	799,665
Warner Chilcott Corp. Term Loan 4.250%, 03/15/18	2,066,277	2,071,960

		12,528,861

Professional Services—0.1%
Corporate Executive Board Co. (The) Term Loan 5.000%, 07/02/19	500,000	502,813

Real Estate Management & Development—0.7%
CB Richard Ellis Services, Inc. Term Loan 3.466%, 03/05/18	495,161	495,986
3.721%, 09/04/19	3,430,152	3,435,870

Real Estate Management & Development—(Continued)
RE/MAX International, Inc. Term Loan 5.500%, 04/15/16	$1,759,702	$1,772,900

		5,704,756

Road & Rail—0.6%
Hertz Corp. (The) Term Loan 3.750%, 03/09/18	2,561,000	2,559,172
RailAmerica, Inc. Term Loan 4.000%, 03/01/19	746,250	746,716
Swift Transportation Co., Inc. Term Loan 5.000%, 12/21/17	1,766,159	1,777,934

		5,083,822

Semiconductors & Semiconductor Equipment—1.5%
Freescale Semiconductor, Inc. Extended Term Loan 4.481%, 12/01/16	4,342,321	4,253,303
Microsemi Corp. Term Loan 4.000%, 02/02/18	1,457,288	1,468,218
NXP B.V. Incremental Term Loan 5.250%, 03/19/19	1,567,125	1,588,019
Term Loan 4.500%, 03/03/17	1,970,000	1,992,163
5.500%, 03/03/17	990,000	1,001,138
Semtech Corp. Term Loan 4.250%, 03/20/17	399,000	402,242
Spansion LLC Term Loan 4.750%, 02/09/15	1,367,758	1,383,145

		12,088,228

Software—3.1%
Applied Systems, Inc. First Lien Term Loan 5.500%, 12/08/16	876,472	878,664
Incremental Term Loan 5.500%, 12/08/16	572,125	573,555
Aspect Software, Inc. Term Loan 6.250%, 05/06/16	2,323,152	2,294,113
CCC Information Services, Inc. Term Loan 5.750%, 11/11/15	906,979	912,269
Cinedigm Digital Funding I LLC Term Loan
5.250%, 04/29/16	1,393,745	1,405,940
Kronos, Inc. First Lien Term Loan
5.112%, 06/09/17	1,480,615	1,492,337
Term Loan
6.250%, 12/28/17	769,188	775,277

MIST-154

Met Investors Series Trust

Met/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Senior Floating Rate Interests (a)—(Continued)

Security Description	Principal Amount	Value

Software—(Continued)
Lawson Software, Inc. Term Loan
6.250%, 04/05/18	$4,937,625	$4,993,326
Magic Newco LLC First Lien Term Loan
7.250%, 12/12/18	1,375,000	1,383,165
Mitchell International, Inc First Lien Term Loan
2.500%, 03/28/14	2,057,730	2,042,297
Open Solutions, Inc. Term Loan
2.575%, 01/23/14	1,492,107	1,443,303
Rocket Software, Inc. Term Loan
7.000%, 02/08/18	421,813	422,867
Rovi Solutions Corp. Term Loan
4.000%, 03/29/19	796,000	770,130
SafeNet, Inc. Term Loan
2.716%, 04/12/14	1,307,822	1,304,552
Serena Software, Inc. Extended Term Loan
4.228%, 03/10/16	1,700,000	1,683,000
Term Loan
5.000%, 03/10/16	325,000	323,375
Sophia L.P. Term Loan
6.250%, 07/19/18	1,299,887	1,318,410
SymphonyIRI Group, Inc. Term Loan
5.000%, 12/01/17	790,000	790,000
Vertafore, Inc. Term Loan
5.250%, 07/29/16	1,057,427	1,061,833

		25,868,413

Specialty Retail—3.5%
Ascena Retail Group, Inc. Term Loan
4.750%, 06/14/18	847,875	855,647
General Nutrition Centers, Inc. Term Loan
5.250%, 03/02/18	6,373,657	6,385,040
J. Crew Group, Inc. Term Loan
4.750%, 03/07/18	3,678,438	3,684,349
Jo-Ann Stores, Inc. Term Loan
4.750%, 03/16/18	2,782,271	2,793,576
Michaels Stores, Inc. Extended Term Loan 4.912%, 07/29/16	2,814,411	2,841,550
National Vision, Inc. Term Loan 7.000%, 08/02/18	773,063	776,928
Neiman Marcus Group, Inc. (The) Term Loan 4.750%, 05/16/18	4,050,000	4,079,225

Specialty Retail—(Continued)
Pep Boys-Manny, Moe & Jack (The) Term Loan 2.330%, 10/28/13	$1,438,971	$1,438,072
0.000%, 10/17/18 (b)	450,000	446,625
Petco Animal Supplies, Inc. Term Loan 4.500%, 11/24/17	3,738,848	3,762,605
Pilot Travel Centers LLC Term Loan 4.250%, 03/30/18	1,335,632	1,342,310
4.250%, 08/07/19	450,000	452,812

		28,858,739

Textiles, Apparel & Luxury Goods—0.4%
Phillips-Van Heusen Corp. Term Loan 3.500%, 05/06/16	344,486	346,393
Visant Holding Corp. Term Loan 5.250%, 12/22/16	1,886,120	1,826,505
Warnaco, Inc. Term Loan 3.750%, 06/15/18	444,375	446,597
Wolverine Worldwide, Inc. Term Loan 0.000%, 07/31/19 (b)	525,000	531,891

		3,151,386

Trading Companies & Distributors—0.3%
BakerCorp International, Inc. Term Loan 5.000%, 06/01/18	2,293,303	2,303,623
Wesco Aircraft Hardware Corp. Term Loan 4.250%, 04/07/17	280,610	281,779

		2,585,402

Wireless Telecommunication Services—1.4%
Cellular South, Inc. Term Loan 4.504%, 07/27/17	792,000	798,930
Crown Castle International Corp. Term Loan 4.000%, 01/31/19	1,786,500	1,795,322
MetroPCS Wireless, Inc. Incremental Term Loan 4.000%, 03/16/18	5,413,676	5,429,143
Term Loan 4.071%, 11/03/16	2,160,098	2,169,741
SBA Finance Term Loan 3.750%, 06/29/18	864,063	865,953
0.000%, 09/20/19 (b)	425,000	427,390

		11,486,479

Total Senior Floating Rate Interests (Cost $789,024,821)		794,487,381

MIST-155

Met Investors Series Trust

Met/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Short-Term Investment—5.4%

Security Description	Par Amount	Value

Repurchase Agreement—5.4%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/28/12 at 0.010% to be repurchased at $44,546,037 on 10/01/12, collateralized by $43,185,000 U.S. Treasury Note at 2.375% due 02/28/15 with a value of $45,437,098.	$44,546,000	$44,546,000

Total Short-Term Investment (Cost $44,546,000)		44,546,000

Total Investments—101.7% (Cost $833,570,821#)		839,033,381
Other assets and liabilities (net)—(1.7)%		(14,189,323)

Net Assets—100.0%		$824,844,058

#	As of September 30, 2012, the aggregate cost of investments was $833,570,821. The aggregate unrealized appreciation and depreciation of investments were $8,968,731 and $(3,506,171), respectively, resulting in net unrealized appreciation of $5,462,560.
(a)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are determined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.
(b)	This loan will settle after September 30, 2012, at which time the interest rate will be determined.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2012:

Description	Level 1	Level 2	Level 3	Total
Total Senior Floating Rate Interests*	$—	$794,487,381	$—	$794,487,381
Total Short-Term Investment*	—	44,546,000	—	44,546,000
Total Investments	$—	$839,033,381	$—	$839,033,381

*	See Schedule of Investments for additional detailed categorizations.

MIST-156

Met Investors Series Trust

Met/Franklin Income Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stocks—39.9% of Net Assets

Security Description	Shares	Value

Automobiles—0.0%
GM Corp. Senior Escrow Shares*	15,000	$0
Motors Liquidation Co. GUC Trust*	383	6,434

		6,434

Beverages—1.0%
Diageo plc	60,000	1,689,389
PepsiCo, Inc.	36,260	2,566,120

		4,255,509

Capital Markets—0.3%
BlackRock, Inc.	8,000	1,426,400

Chemicals—1.3%
Dow Chemical Co. (The) (a)	100,000	2,896,000
E.I. du Pont de Nemours & Co. (a)	34,300	1,724,261
LyondellBasell Industries N.V. - Class A	25,000	1,291,500

		5,911,761

Commercial Banks—3.3%
Banco Santander S.A.*	113,717	851,927
Barclays plc	258,020	898,146
HSBC Holdings plc	250,000	2,319,780
M&T Bank Corp. (a)	30,000	2,854,800
Wells Fargo & Co.	221,990	7,665,315

		14,589,968

Diversified Financial Services—1.8%
Bank of America Corp.	363,720	3,211,648
JPMorgan Chase & Co.	120,000	4,857,600

		8,069,248

Diversified Telecommunication Services—2.1%
AT&T, Inc.	128,740	4,853,498
CenturyLink, Inc. (a)	30,000	1,212,000
France Telecom S.A.	27,290	329,913
Frontier Communications Corp. (a)	50,000	245,000
Telstra Corp., Ltd.	500,000	2,028,400
Vivendi S.A.	36,166	707,131

		9,375,942

Electric Utilities—7.1%
American Electric Power Co., Inc. (a)	60,000	2,636,400
Duke Energy Corp.	102,249	6,625,735
Entergy Corp. (a)	40,000	2,772,000
Exelon Corp.	100,000	3,558,000
FirstEnergy Corp. (a)	62,755	2,767,496
NextEra Energy, Inc. (a)	67,715	4,762,396
Pinnacle West Capital Corp. (a)	15,000	792,000
PPL Corp. (a)	65,000	1,888,250
Southern Co. (The) (a)	65,000	2,995,850
Xcel Energy, Inc. (a)	91,927	2,547,297

		31,345,424

Electronic Equipment, Instruments & Components—0.1%
Corning, Inc. (a)	40,000	526,000

Energy Equipment & Services—0.5%
Schlumberger, Ltd.	20,000	$1,446,600
Weatherford International, Ltd.*	50,000	634,000

		2,080,600

Gas Utilities—0.2%
AGL Resources, Inc. (a)	20,000	818,200

Independent Power Producers & Energy Traders—0.0%
Dynegy, Inc.* (a)	80,000	30,400

Industrial Conglomerates—1.5%
General Electric Co.	300,000	6,813,000

Insurance—0.3%
QBE Insurance Group, Ltd.	80,000	1,070,938

Machinery—0.2%
Caterpillar, Inc.	10,000	860,400

Media—0.4%
Comcast Corp. - Class A (a)	50,000	1,788,500
Dex One Corp.* (a)	43,546	54,433

		1,842,933

Metals & Mining—1.2%
AngloGold Ashanti, Ltd. (ADR)	20,000	701,000
Barrick Gold Corp.	40,000	1,670,400
BHP Billiton plc	40,000	1,249,157
Nucor Corp. (a)	10,000	382,600
Rio Tinto plc (ADR) (a)	25,000	1,169,000

		5,172,157

Multi-Utilities—3.5%
Dominion Resources, Inc.	45,000	2,382,300
PG&E Corp. (a)	110,000	4,693,700
Public Service Enterprise Group, Inc. (a)	100,000	3,218,000
Sempra Energy (a)	60,000	3,869,400
TECO Energy, Inc. (a)	80,000	1,419,200

		15,582,600

Multiline Retail—0.4%
Target Corp.	30,000	1,904,100

Oil, Gas & Consumable Fuels—5.7%
Alpha Natural Resources, Inc.* (a)	10,000	65,700
BP plc (ADR)	80,000	3,388,800
Callon Petroleum Co.* (a)	20,471	125,897
Canadian Oil Sands, Ltd. (a)	179,700	3,847,711
Chesapeake Energy Corp. (a)	35,000	660,450
Chevron Corp.	30,000	3,496,800
ConocoPhillips (a)	65,000	3,716,700
Exxon Mobil Corp. (a)	46,744	4,274,739
Royal Dutch Shell plc (ADR)	40,000	2,776,400
Spectra Energy Corp. (a)	40,000	1,174,400
Total S.A. (ADR)	30,000	1,503,000

		25,030,597

MIST-157

Met Investors Series Trust

Met/Franklin Income Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/Par Amount†	Value

Pharmaceuticals—7.0%
Johnson & Johnson (a)	85,000	$5,857,350
Merck & Co., Inc.	205,230	9,255,873
Pfizer, Inc.	195,170	4,849,974
Roche Holding AG	45,000	8,406,245
Sanofi (ADR)	60,000	2,583,600

		30,953,042

Real Estate Investment Trusts—0.2%
Westfield Retail Trust	272,200	813,718

Semiconductors & Semiconductor Equipment—0.9%
Intel Corp. (a)	180,000	4,082,400

Wireless Telecommunication Services—0.9%
SK Telecom Co., Ltd. (ADR)	26,090	379,348
Vodafone Group plc	1,201,330	3,419,059

		3,798,407

Total Common Stocks (Cost $157,494,207)		176,360,178

Domestic Bonds & Debt Securities—36.2%

Auto Components—0.2%
Goodyear Tire & Rubber Co. (The) 8.250%, 08/15/20 (a)	600,000	667,500

Automobiles—0.5%
Chrysler Group LLC 8.000%, 06/15/19 (a)	350,000	372,750
Chrysler Group LLC / CG Co.-Issuer Inc. 8.250%, 06/15/21 (a)	1,700,000	1,819,000

		2,191,750

Beverages—0.3%
Innovation Ventures LLC / Innovation Ventures Finance Corp. 9.500%, 08/15/19 (144A) (a)	1,500,000	1,455,000

Biotechnology—0.1%
Grifols, Inc. 8.250%, 02/01/18	400,000	444,000

Capital Markets—0.6%
Nuveen Investments, Inc. 9.500%, 10/15/20 (144A)	900,000	900,000
Samson Investment Co. 9.750%, 02/15/20 (144A)	1,800,000	1,856,250

		2,756,250

Chemicals—0.2%
Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC 8.875%, 02/01/18	900,000	929,250

Commercial Services & Supplies—0.2%
UR Merger Sub Corp. 8.375%, 09/15/20 (a)	900,000	$967,500

Communications Equipment—0.5%
CommScope, Inc. 8.250%, 01/15/19 (144A)	300,000	325,500
ViaSat, Inc. 6.875%, 06/15/20	2,000,000	2,070,000

		2,395,500

Consumer Finance—0.4%
Ally Financial, Inc. 6.250%, 12/01/17	500,000	542,668
8.000%, 03/15/20	1,000,000	1,175,000

		1,717,668

Containers & Packaging—1.2%
Berry Plastics Corp. 9.750%, 01/15/21 (a)	250,000	286,250
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu 7.875%, 08/15/19	1,200,000	1,302,000
9.875%, 08/15/19	1,400,000	1,496,250
5.750%, 10/15/20 (144A)	900,000	901,125
8.250%, 02/15/21	1,150,000	1,147,125

		5,132,750

Diversified Financial Services—2.7%
Antero Resources Finance Corp. 9.375%, 12/01/17	700,000	777,000
7.250%, 08/01/19	1,000,000	1,087,500
Bank of America Corp. 8.125%, 05/15/18 (a) (b)	1,500,000	1,654,065
CDW LLC / CDW Finance Corp. 12.535%, 10/12/17	500,000	536,250
8.500%, 04/01/19	2,900,000	3,168,250
JPMorgan Chase & Co. 7.900%, 04/30/18 (b)	4,250,000	4,844,205

		12,067,270

Diversified Telecommunication Services—0.1%
Frontier Communications Corp. 8.500%, 04/15/20	400,000	454,000

Electric Utilities—0.9%
Texas Competitive Electric Holdings Co. LLC / TCEH Finance, Inc. 10.250%, 11/01/15	9,500,000	2,636,250
10.500%, 11/01/16 (c)	66,284	15,798
11.500%, 10/01/20 (144A)	1,000,000	787,500
15.000%, 04/01/21	1,255,000	470,625

		3,910,173

Electronic Equipment, Instruments & Components—0.2%
Sanmina-SCI Corp. 7.000%, 05/15/19 (144A)	1,000,000	1,015,000

MIST-158

Met Investors Series Trust

Met/Franklin Income Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount†	Value

Food & Staples Retailing—0.3%
SUPERVALU, Inc. 8.000%, 05/01/16 (a)	1,500,000	$1,346,250

Food Products—0.6%
Dean Foods Co. 9.750%, 12/15/18	900,000	1,030,500
JBS USA LLC / JBS USA Finance, Inc. 11.625%, 05/01/14	560,000	630,000
8.250%, 02/01/20 (144A) (a)	700,000	701,750
Smithfield Foods, Inc. 6.625%, 08/15/22	300,000	312,000

		2,674,250

Health Care Providers & Services—3.4%
HCA, Inc. 6.375%, 01/15/15	750,000	811,875
6.500%, 02/15/20	2,600,000	2,899,000
7.500%, 02/15/22	2,600,000	2,957,500
Health Management Associates, Inc. 7.375%, 01/15/20 (144A)	100,000	109,000
Tenet Healthcare Corp. 9.250%, 02/01/15	3,900,000	4,407,000
8.000%, 08/01/20 (a)	1,852,000	1,997,845
Vanguard Health Holding Co. II LLC / Vanguard Holding Co. II, Inc. 8.000%, 02/01/18	1,200,000	1,287,000
7.750%, 02/01/19 (a)	500,000	534,375

		15,003,595

Hotels, Restaurants & Leisure—2.4%
Caesars Entertainment Operating Co., Inc. 11.250%, 06/01/17	1,000,000	1,080,000
8.500%, 02/15/20 (144A)	600,000	601,500
Caesars Operating Escrow LLC / Caesars Escrow Corp. 9.000%, 02/15/20 (144A)	1,000,000	1,015,000
CityCenter Holdings LLC / CityCenter Finance Corp. 7.625%, 01/15/16 (a)	400,000	429,000
10.750%, 01/15/17 (a) (c)	1,416,558	1,519,258
ClubCorp Club Operations, Inc. 10.000%, 12/01/18	1,500,000	1,653,750
Landry’s, Inc. 9.375%, 05/01/20 (144A)	2,000,000	2,120,000
MGM Resorts International 10.000%, 11/01/16	1,500,000	1,725,000
6.750%, 10/01/20 (144A)	400,000	401,000

		10,544,508

Household Durables—0.1%
KB Home 6.250%, 06/15/15 (a)	400,000	418,000

Independent Power Producers & Energy Traders—1.8%
Calpine Corp. 7.875%, 07/31/20 (144A)	600,000	658,500
7.500%, 02/15/21 (144A)	1,000,000	1,085,000
7.875%, 01/15/23 (144A)	1,000,000	1,110,000

Independent Power Producers & Energy Traders—(Continued)
Dynegy Holdings LLC 7.500%, 06/01/15 (d)	2,500,000	$1,437,500
8.375%, 05/01/16 (d)	1,430,000	822,250
7.750%, 06/01/19 (d)	782,000	445,740
GenOn Energy, Inc. 7.625%, 06/15/14	750,000	804,375
7.875%, 06/15/17	1,300,000	1,391,000

		7,754,365

IT Services—3.4%
First Data Corp. 9.875%, 09/24/15	161,000	165,025
10.550%, 09/24/15	1,750,000	1,800,313
11.250%, 03/31/16	4,900,000	4,777,500
8.250%, 01/15/21 (144A)	3,465,000	3,473,662
12.625%, 01/15/21	3,222,000	3,354,907
8.750%, 01/15/22 (144A) (c)	1,217,000	1,232,213
SRA International, Inc. 11.000%, 10/01/19	400,000	410,000

		15,213,620

Machinery—1.2%
Manitowoc Co., Inc. (The) 9.500%, 02/15/18 (a)	800,000	900,000
Navistar International Corp. 8.250%, 11/01/21 (a)	900,000	858,375
RBS Global, Inc. / Rexnord LLC 8.500%, 05/01/18	2,200,000	2,436,500
Terex Corp. 8.000%, 11/15/17 (a)	1,000,000	1,040,000

		5,234,875

Media—3.8%
Cablevision Systems Corp. 7.750%, 04/15/18 (a)	1,000,000	1,112,500
8.000%, 04/15/20	1,000,000	1,120,000
CCH II LLC / CCH II Capital Corp. 13.500%, 11/30/16	1,466,756	1,595,097
CCO Holdings LLC / CCO Holdings Capital Corp. 7.375%, 06/01/20 (a)	2,000,000	2,242,500
6.500%, 04/30/21 (a)	1,000,000	1,075,000
Cequel Communications Holdings I LLC / Cequel Capital Corp. 8.625%, 11/15/17 (144A)	1,200,000	1,287,000
Clear Channel Communications, Inc. 9.000%, 03/01/21	4,000,000	3,580,000
Clear Channel Worldwide Holdings, Inc. 9.250%, 12/15/17	600,000	649,500
CSC Holdings LLC 6.750%, 11/15/21 (144A)	3,700,000	4,097,750
Dex One Corp. 14.000%, 01/29/17 (c)	137,574	52,278

		16,811,625

Metals & Mining—0.7%
Dynacast International LLC / Dynacast Finance, Inc. 9.250%, 07/15/19	1,000,000	1,060,000

MIST-159

Met Investors Series Trust

Met/Franklin Income Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount†	Value

Metals & Mining—(Continued)
Molycorp, Inc. 10.000%, 06/01/20 (144A) (a)	2,000,000	$1,990,000

		3,050,000

Oil, Gas & Consumable Fuels—5.2%
Arch Coal, Inc. 7.000%, 06/15/19 (a)	500,000	422,500
7.250%, 06/15/21 (a)	2,200,000	1,848,000
Bill Barrett Corp. 7.000%, 10/15/22 (a)	1,000,000	1,030,000
Chesapeake Energy Corp. 6.875%, 08/15/18	700,000	731,500
7.250%, 12/15/18	2,000,000	2,160,000
6.775%, 03/15/19 (a)	2,000,000	2,007,500
6.875%, 11/15/20	885,000	938,100
CONSOL Energy, Inc. 8.250%, 04/01/20	700,000	736,750
Energy XXI Gulf Coast, Inc. 9.250%, 12/15/17	1,000,000	1,127,500
EP Energy LLC / EP Energy Finance, Inc. 9.375%, 05/01/20 (144A) (a)	1,000,000	1,091,250
EXCO Resources, Inc. 7.500%, 09/15/18 (a)	1,400,000	1,316,000
Forest Oil Corp. 7.250%, 06/15/19 (a)	532,000	530,670
Halcon Resources Corp. 9.750%, 07/15/20 (144A)	1,000,000	1,025,000
Linn Energy LLC / Linn Energy Finance Corp. 8.625%, 04/15/20	1,300,000	1,430,000
Niska Gas Storage US LLC / Niska Gas Storage Canada ULC 8.875%, 03/15/18	1,000,000	1,037,500
Peabody Energy Corp. 6.250%, 11/15/21 (144A) (a)	750,000	750,000
Sabine Pass LNG L.P. 7.250%, 11/30/13	150,000	160,500
SandRidge Energy, Inc. 8.000%, 06/01/18 (144A)	1,290,000	1,360,950
7.500%, 03/15/21	2,200,000	2,277,000
W&T Offshore, Inc. 8.500%, 06/15/19 (a)	800,000	876,000

		22,856,720

Semiconductors & Semiconductor Equipment—1.6%
Freescale Semiconductor, Inc. 10.125%, 12/15/16	139,000	144,560
10.125%, 03/15/18 (144A)	2,122,000	2,344,810
8.050%, 02/01/20 (a)	1,500,000	1,485,000
10.750%, 08/01/20 (a)	3,016,000	3,279,900

		7,254,270

Software—0.1%
Infor US, Inc. 9.375%, 04/01/19 (144A) (a)	300,000	334,500

Specialty Retail—0.4%
Academy, Ltd. / Academy Finance Corp. 9.250%, 08/01/19 (144A) (a)	1,400,000	$1,545,250

Textiles, Apparel & Luxury Goods—0.3%
Visant Corp. 10.000%, 10/01/17 (a)	1,400,000	1,393,000

Trading Companies & Distributors—0.2%
UR Merger Sub Corp. 7.625%, 04/15/22 (144A)	1,000,000	1,097,500

Wireless Telecommunication Services—2.6%
Cricket Communications, Inc. 7.750%, 10/15/20 (a)	2,500,000	2,450,000
Sprint Nextel Corp. 9.125%, 03/01/17	1,700,000	1,933,750
9.000%, 11/15/18 (144A)	2,500,000	3,006,250
7.000%, 08/15/20	1,500,000	1,565,625
11.500%, 11/15/21 (a)	2,000,000	2,512,500

		11,468,125

Total Domestic Bonds & Debt Securities (Cost $155,914,049)		160,104,064

Loan Participations—6.2%

Automobiles—0.5%
Chrysler Group LLC Term Loan 6.000%, 05/24/17	2,172,500	2,221,251

Electric Utilities—1.6%
Texas Competitive Electric Holdings Co. LLC / TCEH Finance, Inc. Extended Term Loan 4.757%, 10/10/17	10,097,729	6,972,533

Health Care Equipment & Supplies—0.2%
Kinetic Concepts, Inc. Term Loan 7.000%, 05/04/18	992,500	1,008,320

Independent Power Producers & Energy Traders—1.2%
Dynegy Midwest Generation LLC Term Loan 9.250%, 08/04/16	1,732,500	1,820,216
Dynegy Power LLC Term Loan 9.250%, 08/04/16	3,217,500	3,387,561

		5,207,777

IT Services—0.5%
First Data Corp. Extended Term Loan 5.217%, 03/24/17	1,278,856	1,264,309

MIST-160

Met Investors Series Trust

Met/Franklin Income Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Loan Participations—(Continued)

Security Description	Shares/Par/ Principal Amount†	Value

IT Services—(Continued)
SRA International, Inc. Term Loan 6.500%, 07/20/18	817,143	$810,332

		2,074,641

Machinery—0.3%
Navistar International Corp. Term Loan 7.000%, 08/17/17	1,100,000	1,114,570

Media—0.6%
Clear Channel Communications, Inc. Term Loan 3.866%, 01/28/16	707,967	581,021
Cumulus Media Holdings, Inc. Term Loan 7.500%, 09/16/19	2,000,000	2,027,000
Supermedia, Inc. Escrow Shares*	130,943	3,765
Term Loan 11.000%, 12/31/15	86,376	57,044

		2,668,830

Oil, Gas & Consumable Fuels—0.2%
Chesapeake Energy Corp. Term Loan 8.500%, 12/01/17	1,000,000	1,004,320

Real Estate Investment Trusts—0.6%
iStar Financial, Inc. Term Loan 7.000%, 06/30/14	2,500,000	2,503,637

Software—0.3%
Sophia L.P. Term Loan 6.250%, 07/19/18	1,471,570	1,491,436

Trading Companies & Distributors—0.2%
HD Supply, Inc. Term Loan 7.250%, 10/12/17	1,000,000	1,034,750

Total Loan Participations (Cost $27,443,733)		27,302,065

Foreign Bonds & Debt Securities—5.7%

Air Freight & Logistics—0.7%
CEVA Group plc 8.375%, 12/01/17 (144A)	900,000	876,375
11.500%, 04/01/18 (144A)	1,400,000	1,246,000
12.750%, 03/31/20 (144A)	1,500,000	1,200,000

		3,322,375

Chemicals—0.8%
Ineos Finance plc 8.375%, 02/15/19 (144A)	700,000	$739,375
Ineos Group Holdings S.A. 7.875%, 02/15/16 (144A) (EUR)	158,000	188,318
Kerling plc 10.625%, 02/01/17 (144A) (EUR)	1,100,000	1,339,343
Orion Engineered Carbons Bondco GmbH 10.000%, 06/15/18 (144A) (EUR)	897,000	1,259,313

		3,526,349

Construction & Engineering—0.3%
Abengoa Finance SAU 8.875%, 11/01/17 (144A)	1,200,000	1,116,000

Construction Materials—0.5%
Cemex S.A.B. de C.V. 9.000%, 01/11/18 (144A) (a)	2,000,000	2,010,000

Diversified Financial Services—0.7%
UPCB Finance III, Ltd. 6.625%, 07/01/20 (144A)	1,000,000	1,052,500
UPCB Finance V, Ltd. 7.250%, 11/15/21 (144A)	1,000,000	1,092,500
UPCB Finance VI, Ltd. 6.875%, 01/15/22 (144A)	1,000,000	1,065,000

		3,210,000

Diversified Telecommunication Services—0.2%
Virgin Media Secured Finance plc 7.000%, 01/15/18 (GBP)	400,000	700,823

Energy Equipment & Services—0.8%
CHC Helicopter S.A. 9.250%, 10/15/20	1,000,000	1,032,500
Cie Generale de Geophysique - Veritas 6.500%, 06/01/21	1,000,000	1,035,000
Offshore Group Investments, Ltd. 11.500%, 08/01/15	1,500,000	1,665,000

		3,732,500

Food Products—0.3%
Boparan Finance plc 9.750%, 04/30/18 (144A) (EUR)	500,000	677,864
9.875%, 04/30/18 (144A) (GBP)	500,000	855,843

		1,533,707

Metals & Mining—0.9%
FMG Resources (August 2006) Pty, Ltd. 6.875%, 02/01/18 (144A)	2,500,000	2,334,375
Inmet Mining Corp. 8.750%, 06/01/20 (144A) (a)	1,400,000	1,456,000

		3,790,375

MIST-161

Met Investors Series Trust

Met/Franklin Income Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Foreign Bonds & Debt Securities—(Continued)

Security Description	Shares/Par Amount†	Value

Oil, Gas & Consumable Fuels—0.5%
Expro Finance Luxembourg SCA 8.500%, 12/15/16 (144A)	674,000	$697,590
OGX Austria GmbH 8.500%, 06/01/18 (144A) (a)	1,500,000	1,357,500

		2,055,090

Total Foreign Bonds & Debt Securities (Cost $25,377,671)		24,997,219

Convertible Preferred Stocks—3.2%

Automobiles—0.2%
General Motors Co. Series B 4.750%, 12/01/13 (a)	25,000	932,000

Commercial Banks—0.8%
Wells Fargo & Co., Series L 7.500%, 12/31/49	2,800	3,466,400

Diversified Financial Services—1.1%
Bank of America Corp. Series L 7.250%, 12/31/49	4,500	4,905,000

Metals & Mining—0.2%
AngloGold Ashanti Holdings Finance plc 6.000%, 09/15/13 (a)	20,000	831,800

Oil, Gas & Consumable Fuels—0.7%
Chesapeake Energy Corp. 5.750%, 12/31/49 (144A)	1,500	1,389,375
SandRidge Energy, Inc. 7.000%, 12/31/49	15,000	1,635,000

		3,024,375

Real Estate Investment Trusts—0.2%
FelCor Lodging Trust, Inc. 1.950%, 12/31/49 (a)	34,000	903,720

Total Convertible Preferred Stocks (Cost $11,452,326)		14,063,295

Convertible Bonds—0.6%

Construction Materials—0.3%
Cemex S.A.B. de C.V. 3.250%, 03/15/16	900,000	892,687
3.750%, 03/15/18 (a)	570,000	565,369

		1,458,056

Real Estate Management & Development—0.3%
Forest City Enterprises, Inc. 4.250%, 08/15/18	1,000,000	1,051,250

Total Convertible Bonds (Cost $2,468,626)		2,509,306

Mortgage-Backed Securities—0.3%
Security Description	Shares/Par Amount†	Value

Commercial Mortgage-Backed Securities—0.3%
Banc of America Large Loan, Inc. 1.971%, 11/15/15 (144A) (b)	1,388,506	$1,390,286

Total Mortgage-Backed Securities (Cost $1,208,000)		1,390,286

Preferred Stocks—0.1%

Consumer Finance—0.1%
Ally Financial, Inc., Series G, 7.00% (144A)	141	131,901

Thrifts & Mortgage Finance—0.0%
Federal Home Loan Mortgage Corp., 8.375% Series Z* (b)	10,300	8,755
Federal National Mortgage Association, Series S, 8.250%* (b)	6,900	6,003

		14,758

Total Preferred Stocks (Cost $452,976)		146,659

Warrants—0.0%

Automobiles—0.0%
General Motors Co., expires 07/10/2016*	1,388	19,126
General Motors Co., expires 07/10/2019*	1,388	11,465

		30,591

Media—0.0%
Charter Communications, Inc., expires 11/30/2014*	1,273	38,063

Total Warrants (Cost $129,806)		68,654

Short-Term Investments—26.9%

Discount Note—1.9%
Federal Home Loan Bank Discount Notes 0.002%, 10/01/12 (f)	8,495,000	8,495,000

Mutual Fund—20.2%
State Street Navigator Securities Lending Prime Portfolio (g)	89,381,908	89,381,908

MIST-162

Met Investors Series Trust

Met/Franklin Income Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Par Amount†	Value

Repurchase Agreement—4.8%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/28/12 at 0.010% to be repurchased at $21,309,018 on 10/01/12, collateralized by $19,450,000 Federal Home Loan Mortgage Corp. at 5.050% due 01/26/15 with a value of $21,735,375.	21,309,000	$21,309,000

Total Short-Term Investments (Cost $119,185,908)		119,185,908

Total Investments—119.1% (Cost $501,127,302#)		526,127,634
Other assets and liabilities (net)—(19.1)%		(84,225,151)

Net Assets—100.0%		$441,902,483

†	Par amount stated in U.S. dollars unless otherwise noted.
#	As of September 30, 2012, the aggregate cost of investments was $501,127,302. The aggregate unrealized appreciation and depreciation of investments were $47,442,489 and $(22,442,157), respectively, resulting in net unrealized appreciation of $25,000,332.
*	Non-income producing security.
(a)	All or a portion of the security was held on loan. As of September 30, 2012, the market value of securities loaned was $86,650,697 and the collateral received consisted of cash in the amount of $89,381,908. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Variable or floating rate security. The stated rate represents the rate at September 30, 2012. Maturity date shown for callable securities reflects the earliest possible call date.
(c)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(d)	Security is in default and/or issuer is in bankruptcy.
(e)	This loan will settle after September 30, 2012, at which time the interest rate will be determined.
(f)	The rate shown represents the discount rate at the time of purchase by the Portfolio.
(g)	Represents investment of cash collateral received from securities lending transactions.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2012, the market value of 144A securities was $63,153,718, which is 14.3% of net assets.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(EUR)—	Euro
(GBP)—	British Pound

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2012:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Automobiles	$6,434	$—	$0	$6,434
Beverages	2,566,120	1,689,389	—	4,255,509
Capital Markets	1,426,400	—	—	1,426,400
Chemicals	5,911,761	—	—	5,911,761
Commercial Banks	10,520,115	4,069,853	—	14,589,968
Diversified Financial Services	8,069,248	—	—	8,069,248

MIST-163

Met Investors Series Trust

Met/Franklin Income Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Diversified Telecommunication Services	$6,310,498	$3,065,444	$—	$9,375,942
Electric Utilities	31,345,424	—	—	31,345,424
Electronic Equipment, Instruments & Components	526,000	—	—	526,000
Energy Equipment & Services	2,080,600	—	—	2,080,600
Gas Utilities	818,200	—	—	818,200
Independent Power Producers & Energy Traders	30,400	—	—	30,400
Industrial Conglomerates	6,813,000	—	—	6,813,000
Insurance	—	1,070,938	—	1,070,938
Machinery	860,400	—	—	860,400
Media	1,842,933	—	—	1,842,933
Metals & Mining	3,923,000	1,249,157	—	5,172,157
Multi-Utilities	15,582,600	—	—	15,582,600
Multiline Retail	1,904,100	—	—	1,904,100
Oil, Gas & Consumable Fuels	25,030,597	—	—	25,030,597
Pharmaceuticals	22,546,797	8,406,245	—	30,953,042
Real Estate Investment Trusts	—	813,718	—	813,718
Semiconductors & Semiconductor Equipment	4,082,400	—	—	4,082,400
Wireless Telecommunication Services	379,348	3,419,059	—	3,798,407
Total Common Stocks	152,576,375	23,783,803	0	176,360,178
Total Domestic Bonds & Debt Securities*	—	160,104,064	—	160,104,064
Total Loan Participations*	—	27,302,065	—	27,302,065
Total Foreign Bonds & Debt Securities*	—	24,997,219	—	24,997,219
Convertible Preferred Stocks
Automobiles	932,000	—	—	932,000
Commercial Banks	3,466,400	—	—	3,466,400
Diversified Financial Services	4,905,000	—	—	4,905,000
Metals & Mining	831,800	—	—	831,800
Oil, Gas & Consumable Fuels	1,389,375	1,635,000	—	3,024,375
Real Estate Investment Trusts	903,720	—	—	903,720
Total Convertible Preferred Stocks	12,428,295	1,635,000	—	14,063,295
Total Convertible Bonds*	—	2,509,306	—	2,509,306
Total Mortgage-Backed Securities*	—	1,390,286	—	1,390,286
Preferred Stocks
Consumer Finance	—	131,901	—	131,901
Thrifts & Mortgage Finance	14,758	—	—	14,758
Total Preferred Stocks	14,758	131,901	—	146,659
Total Warrants*	68,654	—	—	68,654
Short-Term Investments
Discount Note	—	8,495,000	—	8,495,000
Mutual Fund	89,381,908	—	—	89,381,908
Repurchase Agreement	—	21,309,000	—	21,309,000
Total Short-Term Investments	89,381,908	29,804,000	—	119,185,908
Total Investments	$254,469,990	$271,657,644	$0	$526,127,634

*	See Schedule of Investments for additional detailed categorizations.

Preferred Stocks in the amount of $101,084 were transferred from Level 1 to Level 2 due to a decline in market activity.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2011	Change in Unrealized Appreciation/(Depreciation)	Balance as of September 30, 2012	Change in Unrealized Appreciation/(Depreciation) from investments still held at September 30, 2012
Common Stocks
Automobiles	$0	$—	$0	$—

MIST-164

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

U.S. Treasury & Government Agencies—40.7% of Net Assets

Security Description	Par Amount†	Value

Agency Sponsored Mortgage - Backed—10.3%
Fannie Mae 15 Yr. Pool
4.500%, 09/01/24	3,579,893	$3,866,524
4.500%, 03/01/25	6,529,425	7,068,539
4.000%, 04/01/26	5,098,559	5,458,190
4.000%, 05/01/26	5,578,076	5,971,530
Fannie Mae ARM Pool
2.125%, 05/01/19 (a)	118,084	119,504
2.180%, 01/01/20 (a)	178,842	187,885
2.698%, 02/01/32 (a)	150,646	161,267
2.314%, 06/01/32 (a)	10,349	10,556
2.365%, 01/01/33 (a)	202,571	203,832
2.322%, 06/01/33 (a)	119,029	121,066
2.873%, 08/01/33 (a)	134,154	143,789
2.403%, 10/01/33 (a)	93,820	100,072
3.000%, 05/01/34 (a)	152,610	154,418
4.004%, 05/01/34 (a)	136,403	137,351
2.492%, 11/01/34 (a)	10,299,860	11,064,129
2.700%, 11/01/34 (a)	100,120	103,087
2.410%, 02/01/35 (a)	184,936	195,385
2.155%, 03/01/35 (a)	104,269	110,008
2.935%, 04/01/35 (a)	2,081,577	2,245,681
2.230%, 06/01/35 (a)	127,398	136,058
2.160%, 07/01/35 (a)	354,574	378,274
2.845%, 08/01/35 (a)	2,348,974	2,526,743
2.705%, 09/01/35 (a)	13,011,052	13,965,537
2.320%, 11/01/35 (a)	341,930	359,671
2.891%, 11/01/35 (a)	7,003,134	7,537,488
3.481%, 11/01/35 (a)	87,106	93,855
2.653%, 12/01/35 (a)	236,207	246,867
2.183%, 02/01/36 (a)	187,832	198,565
2.335%, 03/01/36 (a)	540,036	579,433
2.175%, 07/01/36 (a)	114,787	117,922
2.718%, 11/01/36 (a)	7,148,290	7,671,334
Freddie Mac ARM Non-Gold Pool
3.100%, 04/01/34 (a)	1,499,217	1,600,135
2.375%, 05/01/34 (a)	512,123	547,313
2.795%, 01/01/35 (a)	192,243	205,988
2.817%, 01/01/35 (a)	1,770,121	1,898,735
2.785%, 03/01/35 (a)	1,431,094	1,534,217
3.073%, 04/01/35 (a)	124,834	127,240
2.937%, 07/01/35 (a)	501,585	541,805
2.493%, 07/01/36 (a)	145,398	155,845
3.017%, 06/01/37 (a)	8,543,905	9,219,039
3.242%, 06/01/37 (a)	723,814	780,403
2.495%, 07/01/37 (a)	839,877	901,872
3.721%, 09/01/37 (a)	744,594	801,631
Freddie Mac Multifamily Structured Pass-Through Certificates
3.342%, 12/25/19	3,637,857	3,976,558
2.902%, 08/25/20	8,054,337	8,663,591

		102,188,932

U.S. Treasury—30.4%
U.S. Treasury Bonds 11.250%, 02/15/15	4,000,000	5,036,876
U.S. Treasury Inflation Indexed Notes 1.875%, 07/15/13	3,742,410	3,854,974
1.250%, 04/15/14	7,361,748	7,658,522

U.S. Treasury—(Continued)
0.125%, 04/15/16	3,114,000	$3,302,058
U.S. Treasury Notes
2.250%, 05/31/14	25,400,000	26,251,306
2.625%, 07/31/14	12,000,000	12,524,064
4.250%, 08/15/14	23,000,000	24,718,721
2.375%, 10/31/14	33,300,000	34,764,701
4.250%, 11/15/14	17,000,000	18,434,375
4.000%, 02/15/15	38,000,000	41,345,786
4.125%, 05/15/15	10,000,000	10,999,220
4.250%, 08/15/15	33,000,000	36,709,926
4.500%, 11/15/15	41,000,000	46,294,781
2.125%, 12/31/15	30,000,000	31,717,980

		303,613,290

Total U.S. Treasury & Government Agencies (Cost $405,983,274)		405,802,222

Domestic Bonds & Debt Securities—19.7%

Automobiles—0.4%
Daimler Finance North America LLC 1.950%, 03/28/14 (144A)	4,200,000	4,255,902

Biotechnology—0.1%
Gilead Sciences, Inc. 2.400%, 12/01/14	1,000,000	1,034,535

Capital Markets—1.1%
Goldman Sachs Group, Inc. (The) 3.300%, 05/03/15	4,200,000	4,373,111
Morgan Stanley 0.760%, 01/09/14 (a)	6,000,000	5,921,520
Nuveen Investments, Inc. 9.125%, 10/15/17 (144A)	600,000	598,500

		10,893,131

Commercial Banks—2.3%
BB&T Corp. 2.050%, 04/28/14	5,000,000	5,110,480
CIT Group, Inc. 5.000%, 05/15/17	400,000	429,000
4.250%, 08/15/17	700,000	729,946
Regions Financial Corp. 4.875%, 04/26/13	2,000,000	2,045,000
U.S. Bancorp 1.375%, 09/13/13	4,200,000	4,236,893
U.S. Bank N.A. 3.778%, 04/29/20 (a)	1,000,000	1,062,876
Wachovia Corp. 0.787%, 10/28/15 (a)	1,032,000	1,012,421
0.825%, 10/15/16 (a)	5,143,000	4,981,278
Wells Fargo & Co. 6.000%, 05/23/13 (EUR)	2,750,000	3,658,350

		23,266,244

Commercial Services & Supplies—0.4%
Block Financial LLC 5.125%, 10/30/14	4,200,000	4,428,606

MIST-165

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount†	Value

Computers & Peripherals—0.4%
Hewlett-Packard Co. 1.931%, 09/19/14 (a)	4,200,000	$4,252,508

Construction Materials—0.1%
Euramax International, Inc. 9.500%, 04/01/16	500,000	460,000

Consumer Finance—1.6%
Ally Financial, Inc. 1.750%, 10/30/12	7,000,000	7,008,743
4.500%, 02/11/14	1,750,000	1,793,750
Capital One Financial Corp. 2.150%, 03/23/15	4,500,000	4,616,811
Ford Motor Credit Co. LLC 7.000%, 04/15/15	2,000,000	2,245,000
Hyundai Capital America 4.000%, 06/08/17 (144A)	300,000	323,927

		15,988,231

Diversified Financial Services—2.5%
Bank of America Corp. 2.008%, 07/11/14 (a)	6,000,000	6,063,324
Cemex Finance LLC 9.500%, 12/14/16 (144A)	1,200,000	1,245,000
Citigroup Funding, Inc. 1.875%, 10/22/12	7,000,000	7,006,657
Citigroup, Inc. 0.535%, 03/07/14 (a)	4,200,000	4,159,239
JPMorgan Chase & Co. 4.375%, 01/30/14 (EUR)	4,900,000	6,590,348

		25,064,568

Diversified Telecommunication Services—2.3%
AT&T, Inc. 4.375%, 03/15/13 (EUR)	7,300,000	9,544,934
Embarq Corp. 7.082%, 06/01/16	2,071,000	2,447,377
Frontier Communications Corp. 8.250%, 04/15/17	1,500,000	1,710,000
Qwest Corp. 7.500%, 10/01/14	4,200,000	4,687,595
Verizon Communications, Inc. 1.950%, 03/28/14	4,200,000	4,297,310

		22,687,216

Food & Staples Retailing—0.1%
Safeway, Inc. 3.400%, 12/01/16	600,000	628,785

Food Products—0.2%
Cargill, Inc. 4.375%, 04/29/13 (EUR)	500,000	656,190
Kraft Foods Group, Inc. 1.625%, 06/04/15 (144A)	1,000,000	1,015,808

		1,671,998

Health Care Providers & Services—0.2%
Express Scripts Holding Co. 2.750%, 11/21/14 (144A)	1,000,000	$1,038,889
Laboratory Corp. of America Holdings 2.200%, 08/23/17	1,000,000	1,022,549

		2,061,438

Hotels, Restaurants & Leisure—1.0%
Hilton Worldwide, Inc. 4.935%, 11/15/13 (144A) (a)	8,000,000	7,858,040
MGM Resorts International 6.625%, 07/15/15	1,500,000	1,612,500

		9,470,540

Household Durables—1.9%
Centex Corp. 5.250%, 06/15/15	3,000,000	3,210,000
6.500%, 05/01/16	6,000,000	6,750,000
DR Horton, Inc. 4.750%, 05/15/17	2,000,000	2,140,000
Toll Brothers Finance Corp. 5.150%, 05/15/15	6,000,000	6,546,354

		18,646,354

Insurance—1.3%
Berkshire Hathaway, Inc. 1.135%, 08/15/14 (a)	6,000,000	6,075,972
Prudential Covered Trust 2.997%, 09/30/15 (144A)	6,365,000	6,617,481

		12,693,453

Media—0.7%
CCH II LLC/CCH II Capital Corp. 13.500%, 11/30/16	1,000,000	1,087,500
DISH DBS Corp. 7.125%, 02/01/16	1,500,000	1,665,000
NBCUniversal Media LLC 2.100%, 04/01/14	4,200,000	4,289,477

		7,041,977

Metals & Mining—0.1%
Freeport-McMoRan Copper & Gold, Inc. 1.400%, 02/13/15	1,100,000	1,108,566

Multi-Utilities—0.4%
Sempra Energy 2.000%, 03/15/14	4,200,000	4,268,536

Office Electronics—0.4%
Xerox Corp. 1.257%, 05/16/14 (a)	4,200,000	4,195,775

Oil, Gas & Consumable Fuels—1.3%
Anadarko Petroleum Corp. 5.750%, 06/15/14	2,000,000	2,149,996
Chesapeake Energy Corp. 9.500%, 02/15/15	2,000,000	2,212,500

MIST-166

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount†	Value

Oil, Gas & Consumable Fuels—(Continued)
Petrohawk Energy Corp. 7.875%, 06/01/15	700,000	$729,641
Phillips 66 1.950%, 03/05/15 (144A)	2,700,000	2,764,298
SandRidge Energy, Inc. 9.875%, 05/15/16	600,000	657,000
Valero Energy Corp. 4.750%, 06/15/13	4,200,000	4,309,082

		12,822,517

Paper & Forest Products—0.0%
NewPage Corp. 11.375%, 12/31/14 (b)	600,000	381,000

Pharmaceuticals—0.3%
Teva Pharmaceutical Finance Co. LLC 1.700%, 11/10/14	1,500,000	1,535,535
Watson Pharmaceuticals, Inc. 1.875%, 10/01/17	1,000,000	1,012,331

		2,547,866

Tobacco—0.6%
Lorillard Tobacco Co. 3.500%, 08/04/16	3,800,000	4,025,727
Philip Morris International, Inc. 3.250%, 03/11/13 (CHF)	2,000,000	2,154,599

		6,180,326

Total Domestic Bonds & Debt Securities (Cost $187,272,082)		196,050,072

Foreign Bonds & Debt Securities—18.8%

Capital Markets—0.9%
Credit Suisse of New York 2.200%, 01/14/14	4,200,000	4,271,228
UBS AG 2.250%, 01/28/14	4,200,000	4,267,784

		8,539,012

Chemicals—0.1%
Ineos Finance plc 9.000%, 05/15/15 (144A)	800,000	850,000
Ineos Group Holdings S.A. 8.500%, 02/15/16 (144A)	700,000	665,000

		1,515,000

Commercial Banks—6.2%
Australia & New Zealand Banking Group, Ltd. 1.000%, 10/06/15 (144A)	2,250,000	2,255,488
Banco Bradesco S.A. of the Cayman Islands 2.537%, 05/16/14 (144A) (a)	4,200,000	4,231,214
Bank Negara Malaysia Monetary Notes Zero Coupon, 11/01/12 (MYR)	7,120,000	2,323,985
Zero Coupon, 12/04/12 (MYR)	520,000	169,260

Commercial Banks—(Continued)
Bank Negara Malaysia Monetary Notes Zero Coupon, 12/20/12 (MYR)	2,545,000	$827,290
Zero Coupon, 01/10/13 (MYR)	570,000	184,978
Zero Coupon, 02/19/13 (MYR)	50,000	16,174
Zero Coupon, 02/26/13 (MYR)	2,280,000	737,107
Zero Coupon, 03/07/13 (MYR)	50,000	16,150
Zero Coupon, 03/14/13 (MYR)	140,000	45,202
Zero Coupon, 05/23/13 (MYR)	1,620,000	520,110
Zero Coupon, 06/11/13 (MYR)	3,290,000	1,054,834
Zero Coupon, 06/18/13 (MYR)	4,870,000	1,560,588
Zero Coupon, 06/20/13 (MYR)	4,050,000	1,297,625
Zero Coupon, 07/11/13 (MYR)	170,000	54,383
Zero Coupon, 07/25/13 (MYR)	140,000	44,740
Zero Coupon, 08/06/13 (MYR)	530,000	169,939
Zero Coupon, 08/15/13 (MYR)	650,000	207,395
Zero Coupon, 08/27/13 (MYR)	280,000	89,236
Zero Coupon, 09/05/13 (MYR)	160,000	50,970
Zero Coupon, 09/17/13 (MYR)	385,000	122,531
Barclays Bank plc 2.250%, 05/10/17 (144A)	1,550,000	1,599,124
BBVA U.S. Senior SAU 2.562%, 05/16/14 (a)	4,200,000	4,115,286
Commonwealth Bank of Australia 3.750%, 10/15/14 (144A)	4,200,000	4,431,500
HSBC Bank Brasil S.A. - Banco Multiplo 4.000%, 05/11/16 (144A)	4,200,000	4,341,750
ING Bank N.V. 2.009%, 09/25/15 (144A) (a)	3,800,000	3,812,707
Irish Bank Resolution Corp., Ltd. 4.000%, 04/15/15 (EUR)	3,000,000	3,769,334
National Australia Bank, Ltd. 2.000%, 06/20/17 (144A)	3,000,000	3,084,765
Nordea Bank AB 2.125%, 01/14/14 (144A)	4,200,000	4,247,960
Realkredit Danmark A.S. 4.000%, 01/01/16 (DKK)	9,000,000	1,709,254
Royal Bank of Canada 1.147%, 10/30/14 (a)	6,500,000	6,565,357
Royal Bank of Scotland plc (The) 4.875%, 08/25/14 (144A)	4,200,000	4,464,533
Santander US Debt S.A. Unipersonal 2.991%, 10/07/13 (144A)	4,200,000	4,194,359

		62,315,128

Consumer Finance—0.4%
Banque PSA Finance S.A. 3.375%, 04/04/14 (144A)	4,100,000	3,981,711

Diversified Financial Services—1.5%
GE Capital European Funding 4.875%, 03/06/13 (EUR)	8,000,000	10,468,529
Woodside Finance, Ltd. 4.500%, 11/10/14 (144A)	4,200,000	4,456,650

		14,925,179

Diversified Telecommunication Services—0.5%
Intelsat S.A. 6.500%, 11/01/13	2,900,000	3,026,730

MIST-167

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Foreign Bonds & Debt Securities—(Continued)

Security Description	Par Amount†	Value

Diversified Telecommunication Services—(Continued)
Telefonica Emisiones SAU 2.582%, 04/26/13	2,100,000	$2,107,875

		5,134,605

Energy Equipment & Services—1.0%
BG Energy Capital plc 2.875%, 10/15/16 (144A)	4,500,000	4,778,154
Cie Generale de Geophysique-Veritas 9.500%, 05/15/16	1,000,000	1,085,000
Drill Rigs Holdings, Inc. 6.500%, 10/01/17 (144A)	300,000	298,875
Schlumberger Norge 1.950%, 09/14/16 (144A)	4,000,000	4,136,156

		10,298,185

Food & Staples Retailing—0.1%
TESCO plc 2.000%, 12/05/14 (144A)	1,000,000	1,020,062

Metals & Mining—0.7%
ArcelorMittal 4.750%, 02/25/17	1,000,000	981,819
FMG Resources (August 2006) Pty, Ltd. 6.000%, 04/01/17 (144A)	900,000	841,500
Rio Tinto Finance USA plc 1.625%, 08/21/17	2,600,000	2,608,268
Xstrata Finance Canada, Ltd. 2.850%, 11/10/14 (144A)	2,500,000	2,571,415

		7,003,002

Multiline Retail—0.1%
Edcon Proprietary, Ltd. 3.502%, 06/15/14 (144A) (EUR) (a)	700,000	836,567

Oil, Gas & Consumable Fuels—0.1%
Kinder Morgan Finance Co. ULC 5.700%, 01/05/16	500,000	542,242

Sovereign—6.7%
Hungary Government International Bond 6.750%, 07/28/14 (EUR)	700,000	931,162
Indonesia Retail Bond 7.950%, 08/15/13 (IDR)	19,500,000,000	2,087,861
Indonesia Treasury Bonds 12.500%, 03/15/13 (IDR)	2,500,000,000	270,184
9.000%, 09/15/13 (IDR)	2,390,000,000	258,645
Ireland Government Bonds 5.000%, 04/18/13 (EUR)	149,000	194,544
4.000%, 01/15/14 (EUR)	250,000	327,636
4.600%, 04/18/16 (EUR)	3,078,000	4,127,521
Korea Treasury Bonds 3.000%, 12/10/13 (KRW)	17,115,000,000	15,431,226
Malaysia Government Bonds 3.702%, 02/25/13 (MYR)	590,000	193,558
3.210%, 05/31/13 (MYR)	6,135,000	2,009,932
3.461%, 07/31/13 (MYR)	2,090,000	686,369
8.000%, 10/30/13 (MYR)	10,000	3,444

Sovereign—(Continued)
Malaysia Government Bonds 5.094%, 04/30/14 (MYR)	2,085,000	$703,491
3.434%, 08/15/14 (MYR)	40,000	13,170
Malaysia Treasury Bills Zero Coupon, 01/25/13 (MYR)	220,000	71,306
Zero Coupon, 03/22/13 (MYR)	240,000	77,426
Zero Coupon, 05/31/13 (MYR)	100,000	32,086
Mexican Bonos 9.000%, 12/20/12 (MXN)	20,800,000	1,631,482
9.000%, 06/20/13 (MXN)	18,500,000	1,481,302
8.000%, 12/19/13 (MXN)	50,200,000	4,054,060
7.000%, 06/19/14 (MXN)	15,600,000	1,258,978
9.500%, 12/18/14 (MXN)	3,730,000	318,791
New South Wales Treasury Corp. 5.500%, 08/01/13 (AUD)	1,860,000	1,971,331
Poland Government Bonds Zero Coupon, 01/25/13 (PLN)	11,770,000	3,626,908
5.250%, 04/25/13 (PLN)	985,000	309,153
Zero Coupon, 07/25/13 (PLN)	3,430,000	1,036,393
5.000%, 10/24/13 (PLN)	4,830,000	1,521,827
Zero Coupon, 01/25/14 (PLN)	2,705,000	800,865
5.750%, 04/25/14 (PLN)	8,610,000	2,755,286
5.500%, 04/25/15 (PLN)	1,245,000	401,638
6.250%, 10/24/15 (PLN)	1,385,000	458,475
Queensland Treasury Corp. 6.000%, 08/21/13 (AUD)	95,000	101,224
Singapore Government Bond 2.500%, 10/01/12 (SGD)	180,000	146,675
Singapore Treasury Bills Zero Coupon, 10/11/12 (SGD)	250,000	203,702
Zero Coupon, 11/01/12 (SGD)	2,125,000	1,731,167
Zero Coupon, 01/10/13 (SGD)	250,000	203,526
Zero Coupon, 05/02/13 (SGD)	500,000	406,702
Sweden Government Bonds 5.500%, 10/08/12 (SEK)	40,510,000	6,171,226
1.500%, 08/30/13 (SEK)	1,670,000	256,083
6.750%, 05/05/14 (SEK)	13,150,000	2,192,828
Sweden Treasury Bills Zero Coupon, 12/19/12 (SEK)	5,260,000	799,090
Zero Coupon, 03/20/13 (SEK)	12,510,000	1,896,440
Western Australia Treasury Corp. 8.000%, 06/15/13 (AUD)	3,600,000	3,868,644

		67,023,357

Thrifts & Mortgage Finance—0.5%
Nykredit Realkredit A.S. 2.000%, 01/01/16 (DKK)	18,000,000	3,212,076
4.000%, 01/01/16 (DKK)	9,000,000	1,709,868

		4,921,944

Total Foreign Bonds & Debt Securities (Cost $189,074,763)		188,055,994

Mortgage-Backed Securities—6.9%

Collateralized Mortgage Obligations—2.5%
Arkle Master Issuer plc 1.835%, 05/17/60 (144A) (a)	2,275,000	2,297,714

MIST-168

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Par Amount†	Value

Collateralized Mortgage Obligations—(Continued)
Fosse Master Issuer plc 1.855%, 10/18/54 (144A) (a)	4,445,421	$4,512,422
Granite Master Issuer plc 0.259%, 12/20/54 (a)	2,447,126	2,394,513
Holmes Master Issuer plc 1.855%, 10/15/54 (144A) (a)	1,956,000	1,977,166
MLCC Mortgage Investors, Inc. 0.957%, 03/25/28 (a)	1,169,791	1,144,188
2.499%, 04/25/35 (a)	1,312,206	1,317,654
Permanent Master Issuer plc 0.565%, 07/15/33 (a)	750,000	749,999
1.835%, 07/15/42 (144A) (a)	3,970,000	4,023,297
PHH Mortgage Capital LLC 5.331%, 06/18/35 (a)	630,436	632,618
Springleaf Mortgage Loan Trust 2.220%, 10/25/57 (144A) (a)	3,354,019	3,382,399
Wells Fargo Mortgage Backed Securities Trust 2.616%, 06/25/35 (a)	2,374,530	2,354,274

		24,786,244

Commercial Mortgage-Backed Securities—4.4%
Banc of America Large Loan, Inc. 1.971%, 11/15/15 (144A) (a)	2,962,145	2,965,943
Banc of America Merrill Lynch Commercial Mortgage, Inc. 5.460%, 09/10/45 (a)	3,200,000	3,014,080
5.695%, 07/10/46 (a)	4,024,000	3,637,698
Bear Stearns Commercial Mortgage Securities, Inc. 5.619%, 03/11/39 (a)	3,961,000	3,815,394
5.906%, 06/11/40 (a)	3,200,000	3,511,896
5.611%, 09/11/41 (a)	3,620,000	3,335,254
Citigroup / Deutsche Bank Commercial Mortgage Trust 5.617%, 10/15/48	3,200,000	3,713,930
Citigroup Commercial Mortgage Trust 5.482%, 10/15/49	2,000,000	1,847,814
Greenwich Capital Commercial Funding Corp. 6.065%, 07/10/38 (a)	3,200,000	3,718,291
6.065%, 07/10/38 (a)	3,050,000	2,718,793
6.065%, 07/10/38 (a)	715,000	787,035
JP Morgan Chase Commercial Mortgage Securities Corp. 5.464%, 12/12/43	3,500,000	3,590,690
6.061%, 04/15/45 (a)	2,410,000	2,248,460
Morgan Stanley Capital I Trust 5.678%, 03/12/44 (a)	1,100,000	1,036,515
Wachovia Bank Commercial Mortgage Trust 0.301%, 06/15/20 (144A) (a)	2,077,943	1,992,880
5.923%, 05/15/43 (a)	2,700,000	1,945,189

		43,879,862

Total Mortgage-Backed Securities (Cost $67,771,137)		68,666,106

Loan Participations—6.3%
Security Description	Principal Amount†	Value

Aerospace & Defense—0.1%
TransDigm Group, Inc. Term Loan 3.000%, 02/14/17 (a)	633,248	$637,721

Air Freight & Logistics—0.2%
Evergreen Acquisition Co., L.P. Term Loan 5.000%, 07/09/19 (a)	2,247,714	2,271,248

Auto Components—0.2%
Allison Transmission, Inc. Term Loan 3.250%, 08/23/19 (a)	299,250	300,559
Federal-Mogul Corp. Term Loan 1.938%, 12/29/14 (a)	1,480,850	1,446,205
1.938%, 12/28/15 (a)	755,667	737,989

		2,484,753

Automobiles—0.2%
Chrysler Group LLC Term Loan 0.000%, 05/24/16 (a) (c) (d)	2,000,000	1,870,000

Building Products—0.0%
Goodman Global Holdings, Inc. First Lien Term Loan 4.000%, 10/28/16 (a)	101,622	102,024

Chemicals—0.3%
Ineos U.S. Finance LLC Term Loan 5.250%, 05/04/18 (a)	2,467,151	2,496,448
PetroLogistics LP Term Loan 5.750%, 03/23/17 (a)	436,167	443,255
Tronox, Inc. Delayed Draw Term Loan 3.250%, 02/08/18 (a)	128,599	129,855
Term Loan 3.250%, 02/08/18 (a)	471,529	476,133

		3,545,691

Commercial Services & Supplies—0.4%
ARAMARK Corp. Extended Letter of Credit 3.250%, 07/26/16 (a)	25,984	25,984
Extended Term Loan 3.250%, 07/26/16 (a)	394,579	394,579
Avis Budget Car Rental LLC Term Loan 3.250%, 03/13/19 (a)	984,230	994,481
KAR Auction Services, Inc. Term Loan 3.750%, 05/19/17 (a)	2,365,654	2,381,929

		3,796,973

MIST-169

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Loan Participations—(Continued)

Security Description	Principal Amount†	Value

Containers & Packaging—0.2%
Reynolds Group Holdings, Inc. New Dollar Term Loan 5.250%, 08/09/18 (a) (c)	1,630,299	$1,643,675

Diversified Financial Services—0.1%
Trans Union LLC Term Loan 4.000%, 02/12/18 (a)	1,162,488	1,178,955

Diversified Telecommunication Services—0.4%
Intelsat Jackson Holdings S.A. Term Loan 3.750%, 04/02/18 (a)	2,093,194	2,100,834
Telesat Canada / Telesat LLC Term Loan 3.250%, 03/28/19 (a)	1,532,572	1,547,898

		3,648,732

Electronic Equipment, Instruments & Components—0.0%
Flextronics International, Ltd. Delayed Draw Term Loan 2.250%, 10/01/14 (a)	254,686	254,367
Term Loan 2.250%, 10/01/14 (a)	34,413	34,370
Generac Power Systems, Inc. Term Loan 5.000%, 05/30/18 (a)	79,427	80,123

		368,860

Food & Staples Retailing—0.3%
BJ’s Wholesale Club, Inc. First Lien Term Loan 4.000%, 09/28/18 (a) (c)	3,185,076	3,212,945

Food Products—0.3%
Del Monte Foods Co. Term Loan 3.000%, 03/08/18 (a)	2,914,909	2,919,587

Health Care Equipment & Supplies—0.2%
Bausch & Lomb, Inc. Term Loan 4.250%, 05/17/19 (a)	1,673,790	1,695,064
Hologic, Inc. Term Loan 3.500%, 08/01/19 (a)	384,252	389,576

		2,084,640

Health Care Providers & Services—0.8%
Community Health Systems, Inc. Extended Term Loan 3.500%, 01/25/17 (a)	1,295,280	1,302,870
DaVita, Inc. Term Loan 3.000%, 10/20/16 (a)	1,492,443	1,500,607
0.000%, 09/02/19 (a) (c) (d)	1,025,489	1,029,514

Health Care Providers & Services—(Continued)
HCA, Inc. Extended Term Loan 3.250%, 03/31/17 (a)	3,140,504	$3,149,832
Universal Health Services, Inc. Term Loan 2.750%, 11/15/16 (a)	387,569	389,410
WC Luxco S.A.R.L. Term Loan 3.250%, 03/15/18 (a) (c)	594,061	596,152

		7,968,385

Hotels, Restaurants & Leisure—0.4%
Ameristar Casinos, Inc. Term Loan 3.000%, 04/16/18 (a)	277,763	279,777
Burger King Corp. Term Loan 3.000%, 10/19/16 (a) (c)	1,251,155	1,254,565
DineEquity, Inc. Term Loan 3.000%, 10/19/17 (a) (c)	1,006,536	1,014,558
Wendy’s International, Inc. Term Loan 3.500%, 05/15/19 (a)	1,727,800	1,745,259

		4,294,159

Insurance—0.1%
Asurion LLC First Lien Term Loan 4.000%, 05/24/18 (a)	162,651	163,922
Term Loan 3.500%, 07/18/17 (a)	242,263	243,437
CNO Financial Group, Inc. Term Loan 3.250%, 09/20/16 (a) (c)	69,908	70,214
3.750%, 09/20/18 (a) (c)	74,292	74,648

		552,221

Internet & Catalog Retail—0.0%
Harbor Freight Tools USA, Inc. Term Loan 4.250%, 11/14/17 (a)	99,284	99,946

IT Services—0.2%
Moneygram International, Inc. Term Loan 3.000%, 11/17/17 (a)	72,171	72,281
3.000%, 11/20/17 (a)	835,153	836,426
SunGard Data Systems, Inc. Term Loan 3.625%, 02/26/16 (a)	706,113	708,027

		1,616,734

Machinery—0.3%
Rexnord LLC Term Loan 4.000%, 04/02/18 (a)	962,011	969,828

MIST-170

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Loan Participations—(Continued)

Security Description	Principal Amount†	Value

Machinery—(Continued)
Terex Corp. Term Loan 4.000%, 04/28/17 (a)	813,934	$819,529
Tomkins LLC Term Loan 3.000%, 09/29/16 (a)	1,053,350	1,059,492

		2,848,849

Media—0.6%
Cinemark USA, Inc. Extended Term Loan 3.250%, 04/29/16 (a)	454,602	457,728
CSC Holdings, Inc. Term Loan 1.750%, 03/29/16 (a)	1,032,736	1,035,075
Foxco Acquisition Sub LLC Term Loan 4.500%, 07/31/17 (a) (c)	240,025	242,199
Interactive Data Corp. Term Loan 3.250%, 02/12/18 (a)	1,021,735	1,029,506
Regal Cinemas, Inc. Term Loan 3.000%, 08/23/17 (a)	611,057	613,474
Sinclair Television Group, Inc. Term Loan 3.000%, 10/28/16 (a)	253,186	254,515
UPC Financing Partnership Term Loan 3.500%, 12/30/16 (a) (c)	1,181,639	1,181,391
3.500%, 12/29/17 (a)	415,669	415,669
Weather Channel (The) Term Loan 3.250%, 02/13/17 (a)	456,152	459,801

		5,689,358

Metals & Mining—0.2%
American Rock Salt Holdings LLC Term Loan 4.250%, 04/25/17 (a)	837,021	828,023
Walter Energy, Inc. Term Loan 3.000%, 04/02/18 (a)	1,516,641	1,513,327

		2,341,350

Oil, Gas & Consumable Fuels—0.2%
Arch Coal, Inc. Term Loan 4.500%, 05/16/18 (a)	1,839,204	1,855,297

Paper & Forest Products—0.1%
NewPage Corp. Term Loan 6.500%, 03/07/13 (a)	578,484	586,620

Pharmaceuticals—0.3%
Par Pharmaceutical Cos., Inc. Term Loan 3.750%, 09/30/19 (a) (c)	208,350	$208,298
Valeant Pharmaceuticals International, Inc. Term Loan 3.250%, 09/27/19 (a) (c)	818,100	820,350
Term Loan 3.750%, 02/13/19 (a)	558,009	560,450
Warner Chilcott Co. LLC Term Loan 3.250%, 03/15/18 (a) (c)	432,044	433,565
Warner Chilcott Corp. Term Loan 3.250%, 03/15/18 (a) (c)	1,192,236	1,196,432

		3,219,095

Semiconductors & Semiconductor Equipment—0.1%
Freescale Semiconductor, Inc. Term Loan 3.750%, 06/01/16 (a) (c)	1,000,000	875,000

Specialty Retail—0.1%
Party City Holding, Inc Term Loan 4.500%, 07/26/19 (a)	755,664	766,527

Total Loan Participations (Cost $61,848,381)		62,479,345

Asset-Backed Securities—4.1%

Asset-Backed - Credit Card—1.7%
American Express Credit Account Master Trust 0.521%, 05/15/15 (a)	3,200,000	3,200,392
Capital One Multi-Asset Execution Trust 0.689%, 10/15/15 (a)	3,935,000	3,936,879
0.281%, 01/15/16 (a)	3,200,000	3,199,491
Discover Card Master Trust 0.729%, 06/15/15 (a)	3,200,000	3,202,203
MBNA Credit Card Master Note Trust 0.281%, 10/15/15 (a)	3,200,000	3,200,813

		16,739,778

Asset-Backed - Home Equity—1.4%
Argent Securities, Inc. 0.577%, 10/25/35 (a)	1,270,000	1,006,056
Bayview Financial Acquisition Trust 0.846%, 08/28/44 (a)	1,419,143	1,378,714
Countrywide Asset-Backed Certificates 0.967%, 03/25/34 (a)	691,000	622,968
0.727%, 06/25/35 (a)	2,411,315	2,324,100
0.457%, 04/25/36 (a)	1,387,293	1,374,571
GSAMP Trust 2005-HE3 0.887%, 06/25/35 (a)	1,954,288	1,887,820
MASTR Asset Backed Securities Trust 0.947%, 09/25/34 (a)	1,400,000	1,264,504

MIST-171

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Par Amount†	Value

Asset-Backed - Home Equity—(Continued)
Morgan Stanley ABS Capital I 1.417%, 05/25/33 (a)	581,981	$512,729
0.952%, 01/25/35 (a)	1,140,346	1,026,792
Structured Asset Securities Corp. 0.517%, 02/25/36 (a)	3,176,000	3,103,358

		14,501,612

Asset-Backed - Other—1.0%
Aames Mortgage Investment Trust 0.922%, 10/25/35 (a)	1,015,000	1,003,029
Ameriquest Mortgage Securities, Inc. 1.042%, 06/25/34 (a)	2,746,713	2,695,221
Conseco Financial Corp. 6.370%, 07/01/25	341,244	342,001
6.740%, 02/01/31	2,028,259	2,024,430
Countryplace Manufactured Housing Contract Trust 4.800%, 12/15/35 (144A) (a)	285,532	289,363
JPMorgan Mortgage Acquisition Corp. 0.367%, 05/25/36 (a)	657,154	627,328
Long Beach Mortgage Loan Trust 0.687%, 08/25/35 (a)	2,404,431	2,333,367
Park Place Securities, Inc. 0.667%, 09/25/35 (a)	675,000	579,225

		9,893,964

Total Asset-Backed Securities (Cost $40,434,315)		41,135,354

Municipals—1.9%
California State Public Works Board 3.183%, 12/01/14	3,685,000	3,802,810
Citizens Property Insurance Corp. Revenue 1.930%, 06/01/13 (a)	2,500,000	2,515,550
City of Burleson, Texas, Refunding, General Obligation, Ltd. 3.000%, 03/01/13	690,000	697,190
3.000%, 03/01/14	1,010,000	1,043,865
City of Cleveland, Ohio, Public Improvements, General Obligation, Ltd. 2.250%, 12/01/15	1,295,000	1,347,292
New York State Dormitory Authority, Revenue, Refunding (Assured Guaranty Insured) 4.000%, 10/01/14	2,085,000	2,216,313
New York State Urban Development Corp., Revenue, Refunding 5.000%, 01/01/15	2,000,000	2,204,880
Reading School District, Refunding, General Obligation Unlimited 5.000%, 04/01/15	2,500,000	2,726,300
State of Illinois, Refunding, General Obligation Unlimited 5.000%, 01/01/16	2,500,000	2,787,825

Total Municipals (Cost $19,227,384)		19,342,025

Purchased Option—0.0%
Security Description	Contracts/Par Amount†	Value

Put Options—0.0%
CDX North America High Yield Series 18, Strike Price 94 USD, Put, Expires 12/19/12 (Counterparty—Barclays) (Cost $172,755)	15,000,000	$78,813

Short-Term Investments—1.5%

Discount Note—0.9%
Federal Home Loan Bank Discount Notes 0.002%, 10/01/12 (e)	8,494,000	8,494,000

Repurchase Agreement—0.6%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/28/12 at 0.010% to be repurchased at $6,406,005 on 10/01/12, collateralized by $6,140,000 Federal Home Loan Mortgage Corp. at 4.500% due 01/15/14 with a value of $6,539,100	6,406,000	6,406,000

Total Short-Term Investments (Cost $14,900,000)		14,900,000

Total Investments—99.9% (Cost $986,684,091#)		996,509,931
Unfunded Loan Commitments—(0.3)% (Cost $(3,000,000))		(3,000,000)

Net Investments—99.6% (Cost $983,684,091)		993,509,931
Other assets and liabilities (net)—0.4%		4,341,332

Net Assets—100.0%		$997,851,263

†	Par amount stated in U.S. dollars unless otherwise noted.
#	As of September 30, 2012, the aggregate cost of investments was $983,684,091. The aggregate unrealized appreciation and depreciation of investments were $19,356,814 and $(9,530,974), respectively, resulting in net unrealized appreciation of $9,825,840.
(a)	Variable or floating rate security. The stated rate represents the rate at September 30, 2012. Maturity date shown for callable securities reflects the earliest possible call date.
(b)	Security is in default and/or issuer is in bankruptcy.
(c)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.
(d)	This loan will settle after September 30, 2012, at which time the interest rate will be determined.
(e)	The rate shown represents the discount rate at the time of purchase by the Portfolio.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2012, the market value of 144A securities was $108,258,519, which is 10.8% of net assets.
(AUD)—	Australian Dollar
(CHF)—	Swiss Franc
(DKK)—	Danish Krone
(EUR)—	Euro

MIST-172

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

(IDR)—	Indonesian Rupiah
(KRW)—	South Korean Won
(MXN)—	Mexican Peso
(MYR)—	Malaysian Ringgit
(PLN)—	Polish Zloty
(SEK)—	Swedish Krona
(SGD)—	Singapore Dollar

Futures Contracts

The futures contracts outstanding as of September 30, 2012 were as follows:

Futures Contracts—Long	Exchange	Expiration Date	Number of Contracts	Contract Amount	Valuation as of September 30, 2012	Unrealized Appreciation
U.S. Treasury Note 2 Year Futures	Chicago Board of Trade	12/31/2012	291	$64,138,946	$64,174,594	$35,648

Futures Contracts—Short	Exchange	Expiration Date	Number of Contracts	Contract Amount	Valuation as of September 30, 2012	Unrealized Depreciation
U.S. Treasury Note 10 Year Futures	Chicago Board of Trade	12/19/2012	(118)	$(15,667,892)	$(15,751,156)	$(83,264)
U.S. Treasury Note 5 Year Futures	Chicago Board of Trade	12/31/2012	(128)	(15,890,680)	(15,953,000)	(62,320)

Net Unrealized Depreciation						$(145,584)

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts to buy:

Settlement Date	Counterparty	Contracts to Buy		Value at September 30, 2012	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
4/16/2013	Deutsche Bank London	40,250	CHF	$42,952	$43,467	$(515)
4/16/2014	Deutsche Bank London	40,250	CHF	43,301	43,917	(616)
4/16/2015	Deutsche Bank London	1,440,250	CHF	1,566,514	1,593,197	(26,683)
5/8/2013	Deutsche Bank London	1,129,880,000	CLP	2,311,830	2,232,303	79,527
5/9/2013	JPMorgan Chase Bank N.A.	1,133,875,000	CLP	2,319,748	2,265,484	54,264
10/22/2012	Deutsche Bank London	2,914,236	EUR	3,745,671	3,555,659	190,012
11/7/2012	Deutsche Bank London	290,000	EUR	372,797	353,916	18,881
11/29/2012	Deutsche Bank London	1,255,396	EUR	1,614,195	1,532,713	81,482
1/30/2013	Deutsche Bank London	233,000	EUR	299,813	299,685	128
3/4/2013	Deutsche Bank London	1,420,242	EUR	1,828,155	1,736,814	91,341
5/8/2013	Deutsche Bank London	1,157,750	EUR	1,491,332	1,415,118	76,214
5/23/2013	Deutsche Bank London	1,900,000	EUR	2,447,851	2,322,940	124,911
4/3/2013	JPMorgan Chase Bank N.A.	3,830,000,000	IDR	390,123	400,000	(9,877)
5/6/2013	JPMorgan Chase Bank N.A.	118,818,000	INR	2,170,520	2,114,934	55,586
5/7/2013	Deutsche Bank London	119,574,000	INR	2,183,992	2,113,754	70,238
5/10/2013	Deutsche Bank London	228,000,000	JPY	2,928,959	2,914,036	14,923
5/6/2013	JPMorgan Chase Bank N.A.	128,788,870	PHP	3,072,246	3,023,709	48,537
5/7/2013	Deutsche Bank London	129,673,810	PHP	3,093,267	3,038,850	54,417
5/6/2013	Deutsche Bank London	1,623,132	SGD	1,322,919	1,312,046	10,873
5/7/2013	Morgan Stanley & Co., Inc.	1,629,622	SGD	1,328,215	1,304,951	23,264
5/17/2013	Morgan Stanley & Co., Inc.	3,496,264	SGD	2,849,726	2,764,632	85,094

Net Unrealized Appreciation						$1,042,001

MIST-173

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Forward foreign currency exchange contracts to sell:

Settlement Date	Counterparty	Contracts to Deliver		Value at September 30, 2012	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
3/11/2013	Deutsche Bank London	2,065,000	CHF	$2,202,096	$2,322,835	$120,739
4/16/2013	Deutsche Bank London	40,250	CHF	42,952	44,275	1,323
4/16/2014	Deutsche Bank London	40,250	CHF	43,301	44,732	1,431
4/16/2015	Deutsche Bank London	1,440,250	CHF	1,566,514	1,621,355	54,841
9/11/2013	Deutsche Bank London	20,500,000	DKK	3,555,949	3,541,810	(14,139)
9/27/2013	Deutsche Bank London	19,000,000	DKK	3,296,597	3,318,487	21,890
10/22/2012	Deutsche Bank London	2,914,236	EUR	3,745,671	4,011,154	265,483
11/7/2012	Deutsche Bank London	290,000	EUR	372,797	398,286	25,489
11/29/2012	Deutsche Bank London	1,255,396	EUR	1,614,195	1,582,113	(32,082)
1/30/2013	Deutsche Bank London	835,105	EUR	1,074,572	1,100,000	25,428
1/30/2013	Deutsche Bank London	539,000	EUR	693,559	709,971	16,412
1/30/2013	Deutsche Bank London	153,125	EUR	197,034	204,728	7,694
1/30/2013	Deutsche Bank London	61,250	EUR	78,814	81,377	2,563
3/4/2013	Deutsche Bank London	1,420,242	EUR	1,828,155	1,900,000	71,845
3/6/2013	Deutsche Bank London	8,390,000	EUR	10,799,956	10,745,073	(54,883)
3/15/2013	Deutsche Bank London	3,861,875	EUR	4,971,653	5,093,041	121,388
3/15/2013	Deutsche Bank London	2,505,000	EUR	3,224,856	3,282,803	57,947
3/15/2013	Deutsche Bank London	1,252,500	EUR	1,612,428	1,664,197	51,769
3/26/2013	Deutsche Bank London	178,275	EUR	229,533	235,555	6,022
4/2/2013	Deutsche Bank London	5,667,000	EUR	7,296,941	7,528,326	231,385
5/2/2013	Deutsche Bank London	300,000	EUR	386,413	392,970	6,557
5/6/2013	Deutsche Bank London	1,824,000	EUR	2,349,497	2,407,680	58,183
5/6/2013	Deutsche Bank London	521,875	EUR	672,228	649,317	(22,911)
5/7/2013	Morgan Stanley & Co., Inc.	6,170,000	EUR	7,947,673	8,144,647	196,974
5/8/2013	Deutsche Bank London	2,350,000	EUR	3,027,105	3,097,347	70,242
5/8/2013	Deutsche Bank London	1,157,750	EUR	1,491,332	1,546,082	54,750
5/10/2013	Citibank N.A.	2,909,965	EUR	3,748,495	3,796,340	47,845
5/23/2013	Deutsche Bank London	4,756,875	EUR	6,128,484	6,119,720	(8,764)
5/29/2013	Deutsche Bank London	693,000	EUR	892,880	877,165	(15,715)
6/5/2013	Deutsche Bank London	500,796	EUR	645,290	622,956	(22,334)
6/11/2013	Deutsche Bank London	93,500	EUR	120,485	118,605	(1,880)
7/5/2013	Deutsche Bank London	1,455,100	EUR	1,875,553	1,842,913	(32,640)
7/29/2013	Deutsche Bank London	410,000	EUR	528,607	499,667	(28,940)
8/1/2013	Barclays Bank plc	1,046,650	EUR	1,349,474	1,287,380	(62,094)
8/8/2013	Citibank N.A.	46,169	EUR	59,531	57,627	(1,904)
8/9/2013	Citibank N.A.	5,933	EUR	7,650	7,414	(236)
8/23/2013	Barclays Bank plc	17,272	EUR	22,275	21,628	(647)
9/12/2013	Barclays Bank plc	30,815	EUR	39,749	39,557	(192)
9/16/2013	Barclays Bank plc	152,186	EUR	196,315	197,028	713
9/17/2013	UBS AG	87,929	EUR	113,427	113,763	336
9/19/2013	Barclays Bank plc	31,978	EUR	41,252	42,125	873
9/24/2013	Barclays Bank plc	21,514	EUR	27,755	27,964	209
1/30/2014	Deutsche Bank London	3,653,125	EUR	4,719,286	4,897,745	178,459
1/30/2014	Deutsche Bank London	1,461,250	EUR	1,887,714	1,946,531	58,817
5/6/2013	JPMorgan Chase Bank N.A.	112,000,000	INR	2,045,971	1,918,137	(127,834)
5/10/2013	Deutsche Bank London	283,178,000	JPY	3,637,792	3,567,821	(69,971)
5/10/2013	Morgan Stanley & Co., Inc.	281,655,500	JPY	3,618,234	3,550,115	(68,119)
5/17/2013	Morgan Stanley & Co., Inc.	265,900,000	JPY	3,416,177	3,342,552	(73,625)

Net Unrealized Appreciation						$1,118,697

(CHF)—	Swiss Franc
(CLP)—	Chilean Peso
(DKK)—	Danish Krone
(EUR)—	Euro
(IDR)—	Indonesian Rupiah
(INR)—	Indian Rupee
(JPY)—	Japanese Yen
(PHP)—	Philippine Peso
(SGD)—	Singapore Dollar

MIST-174

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Swap Agreements

Open credit default swap agreements at September 30, 2012 were as follows:

Credit Default Swaps on corporate and sovereign issues—Buy Protection (a)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2012(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Centex Corp. 5.250%, due 06/15/2015	(5.000%)	6/20/2015	JPMorgan Chase Bank N.A.	0.751%	3,000,000	USD	$(346,151)	$(137,578)	$(208,573)
Centex Corp. 5.250%, due 06/15/2015	(5.000%)	6/20/2016	Credit Suisse Group AG	0.000%	6,000,000	USD	(881,362)	(737,831)	(143,531)
D R Horton, Inc 5.000% due 06/20/2017	(5.000%)	6/20/2017	Citibank N.A.	1.463%	2,000,000	USD	(321,924)	(281,353)	(40,571)
Dell, Inc. 1.000% due 06/20/2017	(1.000%)	6/20/2017	JPMorgan Chase Bank N.A.	2.269%	2,000,000	USD	113,151	35,630	77,521
Embarq Corp. 7.082%, due 06/01/2016	(5.000%)	6/20/2016	Credit Suisse Group AG	0.854%	2,071,000	USD	(316,307)	(247,588)	(68,719)
Hilton Worldwide, Inc. 4.957%, due 11/15/2013	(5.000%)	12/20/2013	Citibank N.A.	1.714%	1,000,000	USD	(40,244)	(40,017)	(227)
Hilton Worldwide, Inc. 4.957%, due 11/15/2013	(5.000%)	12/20/2013	Credit Suisse Group AG	1.714%	7,000,000	USD	(281,703)	(263,676)	(18,027)
Intelsat SA 6.500%, due 11/01/2013	(5.000%)	12/20/2013	Credit Suisse Group AG	0.599%	2,900,000	USD	(157,621)	(150,955)	(6,666)
Kroger Co. 1.000%, due 06/20/2017	(1.000%)	6/20/2017	Citibank N.A.	1.316%	500,000	USD	7,228	(3,938)	11,166
Kroger Co. 1.000%, due 06/20/2017	(1.000%)	6/20/2017	Credit Suisse Group AG	1.316%	1,000,000	USD	14,457	(9,931)	24,388
Kroger Co. 1.000%, due 06/20/2017	(1.000%)	6/20/2017	Credit Suisse Group AG	0.000%	500,000	USD	7,228	(4,955)	12,183
Republic of Ireland 4.250%, due 04/18/2020	(1.000%)	6/20/2015	Credit Suisse Group AG	1.873%	3,000,000	EUR	89,914	795,525	(705,611)
Toll Brothers, Inc. 5.150%, due 05/15/2015	(5.000%)	6/20/2015	Credit Suisse Group AG	0.636%	3,000,000	USD	(356,400)	(330,262)	(26,138)
Toll Brothers, Inc. 5.150%, due 05/15/2015	(5.000%)	6/20/2015	Credit Suisse Group AG	0.636%	3,000,000	USD	(356,400)	(316,024)	(40,376)

Totals							$(2,826,134)	$(1,692,953)	$(1,133,181)

Credit Default Swaps on corporate and sovereign issues—Sell Protection (d)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2012(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Celanese US Holdings LLC 6.500%, 10/13/2016	1.800%	6/20/2016	Credit Suisse Group AG	1.758%	500,000	USD	$725	$—	$725
Hewlett-Packard Co. 1.000% due 06/20/2017	1.000%	6/20/2017	JPMorgan Chase Bank N.A.	2.540%	2,000,000	USD	(136,468)	(45,070)	(91,398)
PSEG Power 1.000% due 06/20/2017	1.000%	6/20/2017	Credit Suisse Group AG	1.715%	1,000,000	USD	(32,295)	(47,638)	15,343
Proctor & Gamble Co. 4.950%, due 08/15/2014	1.000%	9/20/2014	Credit Suisse Group AG	0.696%	4,000,000	USD	64,101	79,473	(15,372)
Republic of Lithuania 4.500%, due 03/05/2013	1.000%	6/20/2016	Credit Suisse Group AG	1.339%	400,000	USD	(4,970)	(18,566)	13,596
Safeway, Inc. 1.000% due 06/20/2017	1.000%	6/20/2017	Credit Suisse Group AG	3.819%	500,000	USD	(60,160)	(25,793)	(34,367)
Safeway, Inc. 1.000% due 06/20/2017	1.000%	6/20/2017	Credit Suisse Group AG	3.819%	500,000	USD	(60,160)	(32,813)	(27,347)
Safeway, Inc. 1.000% due 06/20/2017	1.000%	6/20/2017	Credit Suisse Group AG	3.819%	1,000,000	USD	(120,320)	(45,375)	(74,945)
Safeway, Inc. 1.000% due 09/20/2017	1.000%	9/20/2017	Citibank N.A.	3.974%	650,000	USD	(85,861)	(78,061)	(7,800)

Totals							$(435,408)	$(213,843)	$(221,565)

MIST-175

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Credit Default Swaps on credit indices—Buy Protection (a)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2012(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Markit CDX North America High Yield, Series 19	(5.000%)	12/20/2017	Barclays Bank plc	5.048%	7,200,000	USD	$14,962	$27,000	$(12,038)
Markit CDX North America Investment Grade, Series 19	(1.000%)	12/20/2017	Barclays Bank plc	0.989%	2,500,000	USD	(1,366)	(4,390)	3,024

Totals							$13,596	$22,610	$(9,014)

Credit Default Swaps on credit indices—Sell Protection (d)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2012(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Markit CDX North America, Series 18	1.000%	6/20/2017	Citibank N.A.	1.565%	2,500,000	USD	$(57,745)	$(71,765)	$14,020
Markit CMBX North America, Series AJ2	1.090%	3/15/2049	Citibank N.A.	N/A	740,000	USD	(153,303)	(193,787)	40,484
Markit CMBX North America, Series AJ2	1.090%	3/15/2049	JPMorgan Chase N.A.	N/A	195,000	USD	(40,398)	(50,944)	10,546
Markit LCDX North America, Series 18	2.500%	6/20/2017	Barclays Bank plc	2.257%	2,376,000	USD	22,770	46,035	(23,265)
Markit LCDX North America, Series 18	2.500%	6/20/2017	Credit Suisse International	2.257%	3,960,000	USD	37,950	(64,350)	102,300
Markit LCDX North America, Series 18	2.500%	6/20/2017	Credit Suisse International	2.257%	2,376,000	USD	22,770	8,910	13,860
Markit LCDX North America, Series 18	2.500%	6/20/2017	Credit Suisse International	2.257%	2,376,000	USD	22,770	13,365	9,405

Totals							$(145,186)	$(312,536)	$167,350

(a)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.
(d)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

MIST-176

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2012:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$405,802,222	$—	$405,802,222
Total Domestic Bonds & Debt Securities*	—	196,050,072	—	196,050,072
Total Foreign Bonds & Debt Securities*	—	188,055,994	—	188,055,994
Total Mortgage-Backed Securities*	—	68,666,106	—	68,666,106
Total Loan Participations*	—	62,479,345	—	62,479,345
Total Asset-Backed Securities*	—	41,135,354	—	41,135,354
Total Municipals	—	19,342,025	—	19,342,025
Total Purchased Option*	—	78,813	—	78,813
Short-Term Investments
Discount Note	—	8,494,000	—	8,494,000
Repurchase Agreement	—	6,406,000	—	6,406,000
Total Short-Term Investments	—	14,900,000	—	14,900,000
Total Investments	$—	$996,509,931	$—	$996,509,931

Forward Contracts
Forward Foreign Currency Contracts (Unrealized Appreciation)	$—	$2,837,299	$—	$2,837,299
Forward Foreign Currency Contracts (Unrealized Depreciation)	—	(676,601)	—	(676,601)
Total Forward Contracts	$—	$2,160,698	$—	$2,160,698
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$35,648	$—	$—	$35,648
Future Contracts (Unrealized Depreciation)	(145,584)	—	—	(145,584)
Total Futures Contracts	$(109,936)	$—	$—	$(109,936)
Swap Contracts
Swap Contracts at Value (Assets)	$—	$418,026	$—	$418,026
Swap Contracts at Value (Liabilities)	—	(3,811,158)	—	(3,811,158)
Total Swap Contracts	$—	$(3,393,132)	$—	$(3,393,132)

*	See Schedule of Investments for additional detailed categorizations.

MIST-177

Met Investors Series Trust

Met/Franklin Mutual Shares Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stocks—84.1% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.5%
GenCorp, Inc.* (a)	84,611	$802,959
Huntington Ingalls Industries, Inc.*	117,042	4,921,616
Raytheon Co.	88,144	5,038,311

		10,762,886

Automobiles—0.8%
General Motors Co.*	254,682	5,794,016

Beverages—2.5%
Coca-Cola Enterprises, Inc.	149,252	4,667,110
Dr Pepper Snapple Group, Inc. (a)	132,708	5,909,487
Pernod-Ricard S.A.	64,602	7,259,706

		17,836,303

Biotechnology—0.5%
Amgen, Inc.	39,033	3,291,263

Building Products—0.9%
Owens Corning* (a)	183,317	6,133,787

Capital Markets—0.9%
Morgan Stanley	375,682	6,288,917

Chemicals—0.7%
Linde AG	27,962	4,820,866

Commercial Banks—3.1%
CIT Group, Inc.*	96,772	3,811,849
KB Financial Group, Inc.	53,522	1,890,312
PNC Financial Services Group, Inc.	194,987	12,303,680
Wells Fargo & Co.	115,222	3,978,616

		21,984,457

Communications Equipment—1.4%
Cisco Systems, Inc.	471,209	8,995,380
Research In Motion, Ltd.* (a)	144,160	1,081,200

		10,076,580

Computers & Peripherals—0.7%
Hewlett-Packard Co.	287,770	4,909,356

Diversified Financial Services—3.0%
Bond Street Holdings, Inc. - Class A (144A)*	80,828	1,495,318
Citigroup, Inc.	186,331	6,096,750
Deutsche Boerse AG	23,897	1,323,424
ING Groep N.V.*	514,127	4,087,027
JPMorgan Chase & Co.	122,360	4,953,133
NYSE Euronext	124,780	3,075,827

		21,031,479

Diversified Telecommunication Services—0.1%
Cable & Wireless Communications plc	628,706	366,770

Electric Utilities—1.2%
Entergy Corp.	43,780	3,033,954
Exelon Corp.	158,888	5,653,235

		8,687,189

Electronic Equipment, Instruments & Components—0.9%
TE Connectivity, Ltd.	190,237	$6,469,960

Energy Equipment & Services—2.7%
Baker Hughes, Inc.	189,932	8,590,624
Ensco plc - Class A	62,733	3,422,713
Transocean, Ltd.	148,990	6,688,161

		18,701,498

Food & Staples Retailing—4.7%
CVS Caremark Corp.	309,166	14,969,818
Kroger Co. (The)	374,809	8,823,004
Wal-Mart Stores, Inc.	53,348	3,937,082
Walgreen Co.	144,862	5,278,771

		33,008,675

Food Products—3.0%
General Mills, Inc.	168,781	6,725,923
Kraft Foods Group, Inc.*	103,683	4,629,446
Kraft Foods, Inc.*	367,914	9,768,116

		21,123,485

Health Care Equipment & Supplies—2.3%
Boston Scientific Corp.*	797,132	4,575,538
Medtronic, Inc.	265,204	11,435,596

		16,011,134

Health Care Providers & Services—1.9%
Cigna Corp.	198,360	9,356,641
WellPoint, Inc.	64,121	3,719,659

		13,076,300

Independent Power Producers & Energy Traders—0.8%
NRG Energy, Inc.	251,317	5,375,671

Insurance—6.2%
ACE, Ltd.	136,856	10,346,313
Alleghany Corp.*	21,919	7,560,740
American International Group, Inc.*	357,601	11,725,737
CNO Financial Group, Inc. (a)	121,940	1,176,721
White Mountains Insurance Group, Ltd.	16,348	8,392,082
Zurich Financial Services AG*	18,450	4,593,895

		43,795,488

Internet Software & Services—1.0%
Google, Inc. - Class A*	9,080	6,850,860

Machinery—1.3%
Oshkosh Corp.*	150,290	4,122,455
Stanley Black & Decker, Inc.	65,749	5,013,361

		9,135,816

Marine—1.1%
AP Moeller - Maersk A.S. - Class B	1,052	7,540,554

Media—7.2%
British Sky Broadcasting Group plc	527,700	6,339,638

MIST-178

Met Investors Series Trust

Met/Franklin Mutual Shares Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Media—(Continued)
CBS Corp. - Class B	210,667	$7,653,532
Comcast Corp. - Special Class A	41,138	1,431,602
News Corp. - Class B	526,336	13,053,133
Reed Elsevier plc	860,550	8,238,887
Time Warner Cable, Inc.	149,209	14,183,808

		50,900,600

Metals & Mining—0.6%
ThyssenKrupp AG	194,720	4,145,867

Multi-Utilities—1.3%
E.ON AG	260,905	6,200,416
GDF Suez (a)	135,351	3,033,260

		9,233,676

Multiline Retail—0.7%
Kohl’s Corp. (a)	92,170	4,720,947

Office Electronics—1.0%
Xerox Corp.	972,254	7,136,344

Oil, Gas & Consumable Fuels—9.0%
Apache Corp.	111,670	9,656,105
BP plc	680,476	4,802,935
CONSOL Energy, Inc. (a)	253,430	7,615,572
Marathon Oil Corp.	449,331	13,286,718
Marathon Petroleum Corp.	56,383	3,077,948
Murphy Oil Corp.	91,328	4,903,400
Nexen, Inc.	271,680	6,884,371
Prime AET&D Holdings No. 1 Property, Ltd.* (b)	762,551	0
Royal Dutch Shell plc - A Shares	350,670	12,146,171
WPX Energy, Inc.* (a)	61,113	1,013,865

		63,387,085

Paper & Forest Products—2.0%
Domtar Corp.	31,436	2,461,124
International Paper Co.	322,875	11,726,820

		14,187,944

Personal Products—0.3%
Avon Products, Inc.	137,504	2,193,189

Pharmaceuticals—5.8%
Eli Lilly & Co.	60,439	2,865,413
Hospira, Inc.*	93,896	3,081,667
Merck & Co., Inc.	496,894	22,409,919
Pfizer, Inc.	352,893	8,769,391
Teva Pharmaceutical Industries, Ltd. (ADR)	95,691	3,962,564

		41,088,954

Real Estate Investment Trusts—0.7%
Alexander’s, Inc. (a)	11,059	4,727,612

Real Estate Management & Development—0.5%
Canary Wharf Group plc* (b)	767,618	$2,749,816
Forestar Group, Inc.* (a)	51,756	862,255

		3,612,071

Software—3.5%
Microsoft Corp.	559,391	16,658,664
Nintendo Co., Ltd. (a)	13,417	1,687,140
Symantec Corp.*	334,356	6,018,408

		24,364,212

Textiles, Apparel & Luxury Goods—0.0%
Cie Financiere Richemont S.A. - Class A	2,938	176,156

Tobacco—6.4%
Altria Group, Inc.	226,435	7,560,665
British American Tobacco plc	281,307	14,464,422
Imperial Tobacco Group plc	303,039	11,232,739
Lorillard, Inc.	47,849	5,572,016
Philip Morris International, Inc.	51,758	4,655,114
Reynolds American, Inc. (a)	38,870	1,684,626

		45,169,582

Wireless Telecommunication Services—1.9%
Vodafone Group plc	4,684,356	13,331,964

Total Common Stocks (Cost $529,251,125)		591,449,513

Loan Participations—2.6%

Electric Utilities—0.8%
Texas Competitive Electric Holdings Co. LLC/ TCEH Finance, Inc. Extended Term Loan 4.757%, 10/10/17 (c)	7,576,241	5,231,432

Hotels, Restaurants & Leisure—0.3%
Hilton Hotel Corp. Mizzanine Term Loan 3.471%, 11/12/15 (c)	213,965	203,267
3.721%, 11/12/15 (c)	273,955	258,887
3.971%, 11/12/15 (c)	684,887	640,369
4.221%, 11/12/15 (c)	1,231,797	1,139,412

		2,241,935

Machinery—0.1%
Navistar International Corp. Term Loan 7.000%, 08/17/17 (c)	431,000	436,709

Media—1.2%
Clear Channel Communications, Inc. Term Loan 3.866%, 01/28/16 (c)	1,005,119	812,639
3.866%, 01/29/16 (c)	5,055,190	4,140,369

MIST-179

Met Investors Series Trust

Met/Franklin Mutual Shares Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Loan Participations—(Continued)

Security Description	Par/Principal Amount†	Value

Media—(Continued)
Tribune Co. Term Loan 0.000%, 06/04/14 (d)	4,855,000	$3,685,896

		8,638,904

Real Estate Investment Trusts—0.1%
iStar Financial, Inc. Term Loan 5.000%, 06/28/13 (c)	163,315	164,114
7.000%, 06/30/14 (c)	234,000	234,340
5.250%, 03/18/16 (c)	91,469	92,155
7.000%, 03/17/17 (c)	428,000	436,203

		926,812

Real Estate Management & Development—0.1%
Realogy Corp. Second Lien Term Loan 13.500%, 10/15/17 (c)	719,000	727,987

Total Loan Participations (Cost $18,980,522)		18,203,779

Domestic Bonds & Debt Securities—1.4%

Airlines—0.3%
American Airlines, Inc. 7.500%, 03/15/16 (144A) (d)	1,786,000	1,803,860

Electric Utilities—0.7%
Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc. 11.000%, 10/01/21	519,000	540,409
11.750%, 03/01/22 (144A)	1,390,000	1,483,825
Texas Competitive Electric Holdings Co. LLC / TCEH Finance, Inc. 10.250%, 11/01/15	1,226,000	340,215
11.500%, 10/01/20 (144A)	3,580,000	2,819,250

		5,183,699

Media—0.1%
Clear Channel Communications, Inc. 11.000%, 08/01/16 (e)	1,460,000	1,029,300

Real Estate Management & Development—0.3%
Realogy Corp. 11.500%, 04/15/17	445,000	479,487
7.875%, 02/15/19 (144A)	824,000	869,320
9.000%, 01/15/20 (144A)	367,000	406,453

		1,755,260

Total Domestic Bonds & Debt Securities (Cost $10,901,930)		9,772,119

Convertible Bonds—0.5%

Real Estate Investment Trusts—0.3%
iStar Financial, Inc. 0.961%, 10/01/12 (c)	2,313,000	2,295,652

Real Estate Management & Development—0.2%
Realogy Corp. 11.000%, 04/15/18 (144A)	1,297,251	$1,245,361

Total Convertible Bonds (Cost $3,378,896)		3,541,013

Foreign Bonds & Debt Securities—0.1%

Diversified Telecommunication Services—0.1%
Wind Acquisition Finance S.A. 11.750%, 07/15/17 (144A) (EUR)	367,000	432,705
11.750%, 07/15/17 (144A)	126,000	119,385
7.375%, 02/15/18 (144A) (EUR)	466,000	549,738

Total Foreign Bonds & Debt Securities (Cost $997,930)		1,101,828

Short-Term Investments—15.8%

Mutual Fund—4.6%
State Street Navigator Securities Lending Prime Portfolio (f)	32,363,784	32,363,784

U.S. Treasury—9.3%
U.S. Treasury Bills 0.042%, 10/04/12 (g)	4,000,000	3,999,984
0.108%, 10/11/12 (g)	6,300,000	6,299,918
0.061%, 10/18/12 (g)	5,000,000	4,999,850
0.051%, 10/25/12 (g)	2,700,000	2,699,900
0.106%, 11/15/12 (g)	2,000,000	1,999,826
0.131%, 11/23/12 (g)	1,000,000	999,893
0.121%, 11/29/12 (g)	2,000,000	1,999,804
0.160%, 12/06/12 (g)	1,100,000	1,099,850
0.146%, 12/13/12 (g)	3,000,000	2,999,514
0.151%, 12/27/12 (g)	2,000,000	1,999,554
0.097%, 01/03/13 (g)	7,000,000	6,998,677
0.126%, 01/10/13 (g)	2,500,000	2,499,440
0.126%, 01/17/13 (g)	3,000,000	2,999,349
0.131%, 01/31/13 (g)	2,000,000	1,999,408
0.140%, 02/07/13 (g)	7,000,000	6,997,494
0.131%, 02/21/13 (g)	4,000,000	3,998,252
0.121%, 03/14/13 (g)	5,000,000	4,997,040
0.127%, 03/21/13 (g)	6,000,000	5,996,298

		65,584,051

Repurchase Agreement—1.9%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/28/12 at 0.010% to be repurchased at $13,072,011, on 10/01/12, collateralized by $12,705,000 U.S. Treasury Note at 2.250% due 01/31/15 with a value of $13,333,478.	13,072,000	13,072,000

Total Short-Term Investments (Cost $111,015,741)		111,019,835

Total Investments—104.5% (Cost $674,526,144#)		735,088,087
Other assets and liabilities (net)—(4.5)%		(31,540,281)

Net Assets—100.0%		$703,547,806

MIST-180

Met Investors Series Trust

Met/Franklin Mutual Shares Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

†	Par amount stated in U.S. dollars unless otherwise noted.
#	As of September 30, 2012, the aggregate cost of investments was $674,526,144. The aggregate unrealized appreciation and depreciation of investments were $93,996,784 and $(33,434,841), respectively, resulting in net unrealized appreciation of $60,561,943.
*	Non-income producing security.
(a)	All or a portion of the security was held on loan. As of September 30, 2012, the market value of securities loaned was $31,262,378 and the collateral received consisted of cash in the amount of $32,363,784. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2012, these securities represent 0.4% of net assets.
(c)	Variable or floating rate security. The stated rate represents the rate at September 30, 2012. Maturity date shown for callable securities reflects the earliest possible call date.
(d)	Security is in default and/or issuer is in bankruptcy.
(e)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(f)	Represents investment of cash collateral received from securities lending transactions.
(g)	The rate shown represents the discount rate at the time of purchase by the Portfolio.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2012, the market value of 144A securities was $11,225,215, which is 1.6% of net assets.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(EUR)—	Euro

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts to buy:

Settlement Date	Counterparty	Contracts to Buy		Value at September 30, 2012	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
2/11/2013	Credit Suisse International	2,003	CHF	$2,135	$2,153	$(18)
2/11/2013	Credit Suisse International	2,700	CHF	2,878	2,833	45
2/11/2013	Credit Suisse International	2,910	CHF	3,102	3,113	(11)
1/17/2013	Bank of America N.A.	70,642	EUR	90,886	88,965	1,921
1/17/2013	Bank of America N.A.	133,233	EUR	171,413	172,687	(1,274)
1/17/2013	Bank of America N.A.	145,895	EUR	187,704	187,926	(222)
1/17/2013	Bank of America N.A.	227,159	EUR	292,255	293,232	(977)
1/17/2013	Bank of America N.A.	232,533	EUR	299,170	302,742	(3,572)
1/17/2013	Bank of America N.A.	266,002	EUR	342,230	347,764	(5,534)
1/17/2013	Barclays Bank plc	181,185	EUR	233,107	234,263	(1,156)
1/17/2013	Credit Suisse International	56,386	EUR	72,544	68,148	4,396
1/17/2013	Credit Suisse International	109,465	EUR	140,834	132,972	7,862
1/17/2013	Credit Suisse International	167,357	EUR	215,317	217,735	(2,418)
1/17/2013	Credit Suisse International	181,185	EUR	233,107	234,267	(1,160)
1/17/2013	Credit Suisse International	197,845	EUR	254,541	254,743	(202)
1/17/2013	Credit Suisse International	226,546	EUR	291,468	296,409	(4,941)
1/17/2013	Credit Suisse International	234,931	EUR	302,255	302,049	206
1/17/2013	Deutsche Bank AG	148,138	EUR	190,590	191,685	(1,095)
1/17/2013	Deutsche Bank AG	150,194	EUR	193,235	193,435	(200)
1/17/2013	Deutsche Bank AG	153,000	EUR	196,845	192,535	4,310
1/17/2013	Deutsche Bank AG	180,000	EUR	231,583	217,489	14,094
1/17/2013	Deutsche Bank AG	181,184	EUR	233,106	234,260	(1,154)
1/17/2013	Deutsche Bank AG	188,965	EUR	243,117	243,743	(626)
1/17/2013	Deutsche Bank AG	208,848	EUR	268,697	261,991	6,706
1/17/2013	Deutsche Bank AG	458,268	EUR	589,593	557,459	32,134
1/17/2013	HSBC Bank plc	148,043	EUR	190,468	190,958	(490)
1/17/2013	HSBC Bank plc	148,255	EUR	190,740	190,894	(154)
1/17/2013	HSBC Bank plc	221,941	EUR	285,543	268,731	16,812
1/17/2013	HSBC Bank plc	241,000	EUR	310,063	311,748	(1,685)
1/17/2013	HSBC Bank plc	323,000	EUR	415,562	390,370	25,192
1/17/2013	State Street Bank and Trust	19,992	EUR	25,721	25,781	(60)
2/19/2013	Bank of America N.A.	139,000	GBP	224,362	220,458	3,904
2/19/2013	Credit Suisse International	186,440	GBP	300,936	292,304	8,632
2/19/2013	Credit Suisse International	359,250	GBP	579,871	567,324	12,547
2/19/2013	Deutsche Bank AG	40,300	GBP	65,049	65,032	17
2/19/2013	Deutsche Bank AG	763,000	GBP	1,231,571	1,221,082	10,489

MIST-181

Met Investors Series Trust

Met/Franklin Mutual Shares Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Forward foreign currency exchange contracts to buy:

Settlement Date	Counterparty	Contracts to Buy		Value at September 30, 2012	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
2/19/2013	State Street Bank and Trust	91,260	GBP	$147,304	$148,146	$(842)
2/19/2013	State Street Bank and Trust	146,000	GBP	235,661	235,742	(81)
10/22/2012	Barclays Bank plc	1,710,670	JPY	21,924	21,836	88
10/22/2012	Deutsche Bank AG	2,300,000	JPY	29,477	28,723	754
10/22/2012	Deutsche Bank AG	2,375,800	JPY	30,448	29,968	480
10/22/2012	Deutsche Bank AG	4,447,815	JPY	57,003	55,370	1,633
10/22/2012	HSBC Bank plc	1,207,530	JPY	15,476	15,366	110
10/22/2012	HSBC Bank plc	3,488,420	JPY	44,708	44,820	(112)
10/22/2012	HSBC Bank plc	3,649,425	JPY	46,771	45,819	952
10/22/2012	HSBC Bank plc	4,048,500	JPY	51,886	49,953	1,933
10/22/2012	Standard Chartered Bank	3,061,810	JPY	39,240	38,996	244

Net Unrealized Appreciation						$127,477

Forward foreign currency exchange contracts to sell:

Settlement Date	Counterparty	Contracts to Deliver		Value at September 30, 2012	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
2/11/2013	Bank of America N.A.	40,379	CHF	$43,037	$41,495	$(1,542)
2/11/2013	Bank of America N.A.	1,515	CHF	1,615	1,593	(22)
2/11/2013	Barclays Bank plc	40,121	CHF	42,763	41,215	(1,548)
2/11/2013	Barclays Bank plc	1,485	CHF	1,583	1,563	(20)
1/17/2013	Bank of America N.A.	864,000	EUR	1,111,596	1,069,998	(41,598)
1/17/2013	Bank of America N.A.	584,810	EUR	752,399	720,814	(31,585)
1/17/2013	Bank of America N.A.	98,618	EUR	126,879	127,924	1,045
1/17/2013	Bank of America N.A.	92,578	EUR	119,108	114,693	(4,415)
1/17/2013	Bank of America N.A.	74,780	EUR	96,210	96,582	372
1/17/2013	Bank of America N.A.	66,893	EUR	86,063	82,381	(3,682)
1/17/2013	Bank of America N.A.	57,732	EUR	74,276	73,610	(666)
1/17/2013	Barclays Bank plc	244,000	EUR	313,923	301,925	(11,998)
1/17/2013	Barclays Bank plc	116,648	EUR	150,076	153,146	3,070
1/17/2013	Barclays Bank plc	92,579	EUR	119,109	114,761	(4,348)
1/17/2013	Credit Suisse International	488,954	EUR	629,073	604,635	(24,438)
1/17/2013	Credit Suisse International	292,405	EUR	376,199	360,269	(15,930)
1/17/2013	Credit Suisse International	182,260	EUR	234,490	225,397	(9,093)
1/17/2013	Credit Suisse International	147,926	EUR	190,317	191,700	1,383
1/17/2013	Credit Suisse International	84,719	EUR	108,997	104,258	(4,739)
1/17/2013	Credit Suisse International	74,780	EUR	96,210	96,579	369
1/17/2013	Credit Suisse International	54,416	EUR	70,010	67,406	(2,604)
1/17/2013	Credit Suisse International	32,392	EUR	41,675	39,857	(1,818)
1/17/2013	Credit Suisse International	24,987	EUR	32,148	31,023	(1,125)
1/17/2013	Deutsche Bank AG	198,000	EUR	254,741	246,982	(7,759)
1/17/2013	Deutsche Bank AG	168,077	EUR	216,243	212,558	(3,685)
1/17/2013	Deutsche Bank AG	144,330	EUR	185,690	184,188	(1,502)
1/17/2013	Deutsche Bank AG	77,765	EUR	100,050	102,202	2,152
1/17/2013	HSBC Bank plc	29,581,059	EUR	38,058,091	36,276,289	(1,781,802)
1/17/2013	HSBC Bank plc	580,153	EUR	746,407	714,626	(31,781)
1/17/2013	HSBC Bank plc	192,440	EUR	247,588	246,387	(1,201)
1/17/2013	HSBC Bank plc	84,134	EUR	108,244	104,235	(4,009)
1/17/2013	HSBC Bank plc	74,779	EUR	96,208	96,255	47
1/17/2013	HSBC Bank plc	28,533	EUR	36,710	36,557	(153)
1/17/2013	HSBC Bank plc	27,208	EUR	35,005	33,723	(1,282)
1/17/2013	Standard Chartered Bank	90,803	EUR	116,824	113,002	(3,822)
2/19/2013	Bank of America N.A.	978,820	GBP	1,579,929	1,532,922	(47,007)

MIST-182

Met Investors Series Trust

Met/Franklin Mutual Shares Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Forward foreign currency exchange contracts to sell:

Settlement Date	Counterparty	Contracts to Deliver		Value at September 30, 2012	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
2/19/2013	Barclays Bank plc	509,804	GBP	$822,883	$799,271	$(23,612)
2/19/2013	Barclays Bank plc	247,684	GBP	399,791	386,774	(13,017)
2/19/2013	Credit Suisse International	247,684	GBP	399,791	386,863	(12,928)
2/19/2013	HSBC Bank plc	34,033,903	GBP	54,934,689	53,348,144	(1,586,545)
2/19/2013	HSBC Bank plc	327,858	GBP	529,201	514,789	(14,412)
2/19/2013	HSBC Bank plc	254,902	GBP	411,442	399,954	(11,488)
10/22/2012	Credit Suisse International	4,964,290	JPY	63,622	63,441	(181)
10/22/2012	Credit Suisse International	4,427,610	JPY	56,744	56,538	(206)
10/22/2012	Deutsche Bank AG	7,127,782	JPY	91,350	91,288	(62)
10/22/2012	Deutsche Bank AG	1,653,648	JPY	21,193	21,187	(6)
10/22/2012	HSBC Bank plc	67,856,478	JPY	869,651	836,701	(32,950)
10/22/2012	HSBC Bank plc	3,018,825	JPY	38,689	38,058	(631)
10/22/2012	HSBC Bank plc	1,978,362	JPY	25,355	24,793	(562)

Net Unrealized Depreciation						$(3,733,336)

(CHF)—Swiss Franc

(EUR)—Euro

(GBP)—British Pound

(JPY)—Japanese Yen

Options Written

Call options written as of September 30, 2012 were as follows:

Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Premium	Market Value	Unrealized Appreciation
International Paper Co.	Goldman Sachs Bank USA	$37	10/20/2012	(246)	$(21,552)	$(13,284)	$8,268

MIST-183

Met Investors Series Trust

Met/Franklin Mutual Shares Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2012:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$10,762,886	$—	$—	$10,762,886
Automobiles	5,794,016	—	—	5,794,016
Beverages	10,576,597	7,259,706	—	17,836,303
Biotechnology	3,291,263	—	—	3,291,263
Building Products	6,133,787	—	—	6,133,787
Capital Markets	6,288,917	—	—	6,288,917
Chemicals	—	4,820,866	—	4,820,866
Commercial Banks	20,094,145	1,890,312	—	21,984,457
Communications Equipment	10,076,580	—	—	10,076,580
Computers & Peripherals	4,909,356	—	—	4,909,356
Diversified Financial Services	14,125,710	6,905,769	—	21,031,479
Diversified Telecommunication Services	—	366,770	—	366,770
Electric Utilities	8,687,189	—	—	8,687,189
Electronic Equipment, Instruments & Components	6,469,960	—	—	6,469,960
Energy Equipment & Services	18,701,498	—	—	18,701,498
Food & Staples Retailing	33,008,675	—	—	33,008,675
Food Products	21,123,485	—	—	21,123,485
Health Care Equipment & Supplies	16,011,134	—	—	16,011,134
Health Care Providers & Services	13,076,300	—	—	13,076,300
Independent Power Producers & Energy Traders	5,375,671	—	—	5,375,671
Insurance	39,201,593	4,593,895	—	43,795,488
Internet Software & Services	6,850,860	—	—	6,850,860
Machinery	9,135,816	—	—	9,135,816
Marine	—	7,540,554	—	7,540,554
Media	36,322,075	14,578,525	—	50,900,600
Metals & Mining	—	4,145,867	—	4,145,867
Multi-Utilities	—	9,233,676	—	9,233,676
Multiline Retail	4,720,947	—	—	4,720,947
Office Electronics	7,136,344	—	—	7,136,344
Oil, Gas & Consumable Fuels	46,437,979	16,949,106	0	63,387,085
Paper & Forest Products	14,187,944	—	—	14,187,944
Personal Products	2,193,189	—	—	2,193,189
Pharmaceuticals	41,088,954	—	—	41,088,954
Real Estate Investment Trusts	4,727,612	—	—	4,727,612
Real Estate Management & Development	862,255	—	2,749,816	3,612,071
Software	22,677,072	1,687,140	—	24,364,212
Textiles, Apparel & Luxury Goods	—	176,156	—	176,156

MIST-184

Met Investors Series Trust

Met/Franklin Mutual Shares Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Tobacco	$19,472,421	$25,697,161	$—	$45,169,582
Wireless Telecommunication Services	—	13,331,964	—	13,331,964
Total Common Stocks	469,522,230	119,177,467	2,749,816	591,449,513
Total Loan Participations*	—	18,203,779	—	18,203,779
Total Domestic Bonds & Debt Securities*	—	9,772,119	—	9,772,119
Total Convertible Bonds*	—	3,541,013	—	3,541,013
Total Foreign Bonds & Debt Securities*	—	1,101,828	—	1,101,828
Short-Term Investments
Mutual Fund	32,363,784	—	—	32,363,784
U.S. Treasury	—	65,584,051	—	65,584,051
Repurchase Agreement	—	13,072,000	—	13,072,000
Total Short-Term Investments	32,363,784	78,656,051	—	111,019,835
Total Investments	$501,886,014	$230,452,257	$2,749,816	$735,088,087

Forward Contracts
Forward Foreign Currency Contracts (Unrealized Appreciation)	$—	$163,899	$—	$163,899
Forward Foreign Currency Contracts (Unrealized Depreciation)	—	(3,769,758)	—	(3,769,758)
Total Forward Contracts	$—	$(3,605,859)	$—	$(3,605,859)
Written Options	(13,284)	—	—	(13,284)

*	See Schedule of Investments for additional detailed categorizations.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2011	Change in Unrealized Depreciation	Balance as of September 30, 2012	Change in Unrealized Depreciation from investments still held at September 30, 2012
Common Stock
Oil, Gas & Consumable Fuels	$0	$—	$0	$—
Real Estate Management & Development	2,818,600	(68,784)	2,749,816	(68,784)

Total	$2,818,600	$(68,784)	$2,749,816	$(68,784)

MIST-185

Met Investors Series Trust

Met/Franklin Templeton Founding Strategy Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
Met/Franklin Income Portfolio (Class A) (a)	30,072,812	$314,561,614
Met/Franklin Mutual Shares Portfolio (Class A) (a)	41,824,183	315,354,341
Met/Templeton Growth Portfolio (Class A) (a)	33,672,756	315,176,994

Total Mutual Funds (Cost $842,564,335)		945,092,949

Total Investments—100.0% (Cost $842,564,335#)		945,092,949
Other assets and liabilities (net)—0.0%		(278,470)

Net Assets—100.0%		$944,814,479

#	As of September 30, 2012, the aggregate cost of investments was $842,564,335. The aggregate and net unrealized appreciation of investments was $102,528,614.
(a)	A Portfolio of Met Investors Series Trust.

Transactions in Securities of Affiliated Issuers:

The Portfolio does not invest in the Underlying Portfolios for the purpose of exercising control; however, investments by the Portfolio within its principal investment strategies may represent a significant portion of the Underlying Portfolio’s net assets. Transactions in the Underlying Portfolios for the period ended September 30, 2012 were as follows:

Underlying Portfolio (Class A)	Number of Shares Held at December 31, 2011	Shares Purchased	Shares Sold	Number of Shares Held at September 30, 2012
Met/Franklin Income Portfolio*	29,936,615	2,573,652	(2,437,455)	30,072,812
Met/Franklin Mutual Shares Portfolio*	37,009,206	7,872,917	(3,057,940)	41,824,183
Met/Templeton Growth Portfolio*	32,412,738	2,755,320	(1,495,302)	33,672,756

*	The Portfolio had ownership of at least 25% of the outstanding voting securities of the Underlying Portfolio as of September 30, 2012. The most recent Annual Report of the Underlying Portfolio is available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

Underlying Portfolio (Class A)	Net Realized Gain/(Loss) on Sales of Underlying Portfolios	Capital Gain Distributions from Underlying Portfolios	Dividend Income from Underlying Portfolios	Ending Value as of September 30, 2012
Met/Franklin Income Portfolio	$1,307,687	$6,602,697	$15,928,119	$314,561,614
Met/Franklin Mutual Shares Portfolio	(3,859,444)	52,767,307	2,416,411	315,354,341
Met/Templeton Growth Portfolio	325,515	11,343,170	5,509,787	315,176,994

	$(2,226,242)	$70,713,174	$23,854,317	$945,092,949

MIST-186

Met Investors Series Trust

Met/Franklin Templeton Founding Strategy Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2012:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$945,092,949	$—	$—	$945,092,949
Total Investments	$945,092,949	$—	$—	$945,092,949

MIST-187

Met Investors Series Trust

Met/Templeton Growth Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stocks—98.1% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.4%
BAE Systems plc	377,978	$1,989,818

Air Freight & Logistics—2.2%
Deutsche Post AG	85,485	1,671,279
FedEx Corp.	39,840	3,371,261
United Parcel Service, Inc. - Class B	80,500	5,761,385

		10,803,925

Airlines—2.6%
Deutsche Lufthansa AG	500,735	6,801,527
International Consolidated Airlines Group S.A.*	2,532,013	6,105,052

		12,906,579

Auto Components—1.2%
Cie Generale des Etablissements Michelin	77,567	6,097,969

Automobiles—1.6%
Mazda Motor Corp.* (a)	1,120,000	1,304,481
Nissan Motor Co., Ltd. (a)	262,700	2,236,615
Toyota Motor Corp. (a)	115,900	4,547,495

		8,088,591

Biotechnology—2.7%
Amgen, Inc.	158,580	13,371,466

Capital Markets—3.3%
Bank of New York Mellon Corp. (The)	48,290	1,092,320
Credit Suisse Group AG*	272,257	5,790,203
Morgan Stanley	250,400	4,191,696
Nomura Holdings, Inc. (a)	309,000	1,103,408
UBS AG*	337,802	4,122,719

		16,300,346

Chemicals—0.8%
Akzo Nobel N.V.	65,108	3,687,994

Commercial Banks—7.5%
BNP Paribas S.A.	141,810	6,777,870
Credit Agricole S.A.*	638,110	4,431,391
DBS Group Holdings, Ltd.	342,500	4,000,383
HSBC Holdings plc (a)	419,862	3,931,317
ICICI Bank, Ltd. (ADR)	68,980	2,768,857
Intesa Sanpaolo S.p.A.	2,721,787	4,162,580
KB Financial Group, Inc.	105,854	3,738,596
Lloyds Banking Group plc*	2,717,960	1,712,515
UniCredit S.p.A.*	1,269,861	5,308,138

		36,831,647

Commercial Services & Supplies—0.3%
Rentokil Initial plc	1,248,187	1,642,874

Communications Equipment—2.7%
Brocade Communications Systems, Inc.*	422,540	2,499,324
Cisco Systems, Inc.	397,910	7,596,102
Telefonaktiebolaget LM Ericsson - Class B	331,894	3,027,179

		13,122,605

Computers & Peripherals—1.0%
Dell, Inc.	176,240	$1,737,727
Hewlett-Packard Co.	183,970	3,138,528

		4,876,255

Construction & Engineering—0.1%
Carillion plc	95,620	419,585

Construction Materials—1.5%
CRH plc	391,653	7,548,083

Consumer Finance—1.2%
American Express Co.	102,660	5,837,248

Diversified Financial Services—3.8%
Bank of America Corp.	199,380	1,760,525
Citigroup, Inc.	189,561	6,202,436
ING Groep N.V.*	910,480	7,237,815
JPMorgan Chase & Co.	85,870	3,476,018

		18,676,794

Diversified Telecommunication Services—4.3%
China Telecom Corp., Ltd. (ADR)	30,950	1,794,171
France Telecom S.A.	266,415	3,220,731
Singapore Telecommunications, Ltd.	2,558,000	6,658,740
Telefonica S.A.	187,548	2,500,861
Telekom Austria AG	69,211	489,659
Telenor ASA	126,466	2,468,444
Vivendi S.A.	209,811	4,102,301

		21,234,907

Electrical Equipment—1.1%
Alstom S.A.	152,104	5,353,553

Electronic Equipment, Instruments & Components—1.1%
Flextronics International, Ltd.*	314,210	1,885,260
TE Connectivity, Ltd.	97,790	3,325,838

		5,211,098

Energy Equipment & Services—3.6%
Baker Hughes, Inc.	153,990	6,964,968
Halliburton Co.	165,600	5,579,064
Noble Corp.*	127,740	4,570,537
SBM Offshore N.V.*	52,441	750,301

		17,864,870

Food & Staples Retailing—2.5%
CVS Caremark Corp.	150,168	7,271,135
TESCO plc	948,027	5,086,763

		12,357,898

Health Care Equipment & Supplies—1.3%
Medtronic, Inc.	144,490	6,230,409

Health Care Providers & Services—0.6%
Quest Diagnostics, Inc. (a)	44,740	2,837,858

MIST-188

Met Investors Series Trust

Met/Templeton Growth Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Industrial Conglomerates—3.3%
General Electric Co.	202,490	$4,598,548
Koninklijke Philips Electronics N.V.	275,053	6,431,446
Siemens AG	52,593	5,252,035

		16,282,029

Insurance—3.9%
Aviva plc	868,048	4,485,497
AXA S.A.	326,731	4,882,315
Muenchener Rueckversicherungs AG	29,261	4,572,173
Swiss Re AG*	78,158	5,029,294

		18,969,279

IT Services—0.0%
SAIC, Inc.	19,200	231,168

Life Sciences Tools & Services—0.2%
Lonza Group AG*	18,749	982,378

Machinery—0.7%
Navistar International Corp.* (a)	160,330	3,381,360

Media—6.0%
Comcast Corp. - Special Class A	260,230	9,056,004
News Corp. - Class A (a)	200,500	4,918,265
Time Warner Cable, Inc.	55,126	5,240,277
Time Warner, Inc.	65,296	2,959,868
Viacom, Inc. - Class B	78,100	4,185,379
Walt Disney Co. (The)	62,140	3,248,679

		29,608,472

Metals & Mining—0.4%
POSCO	1,560	509,506
Vale S.A. (ADR)	85,020	1,475,947

		1,985,453

Multiline Retail—0.8%
Marks & Spencer Group plc	178,900	1,032,189
Target Corp.	44,510	2,825,049

		3,857,238

Office Electronics—0.3%
Konica Minolta Holdings, Inc. (a)	220,500	1,693,572

Oil, Gas & Consumable Fuels—9.2%
BP plc	868,351	6,128,994
Chesapeake Energy Corp. (a)	188,430	3,555,674
Chevron Corp.	51,510	6,004,006
ENI S.p.A. (a)	161,044	3,533,475
Galp Energia, SGPS, S.A.	83,168	1,352,037
Gazprom OAO (ADR)	367,460	3,706,293
Petroleo Brasileiro S.A. (ADR)	69,570	1,535,410
Royal Dutch Shell plc - B Shares	199,678	7,102,204
Talisman Energy, Inc.	432,000	5,774,062
Total S.A.	128,704	6,401,593

		45,093,748

Pharmaceuticals—10.8%
GlaxoSmithKline plc	377,689	$8,712,450
Merck & Co., Inc.	150,940	6,807,394
Merck KGaA	32,206	3,974,953
Novartis AG	35,767	2,189,169
Pfizer, Inc.	482,290	11,984,906
Roche Holding AG	41,425	7,738,415
Sanofi	134,175	11,462,467

		52,869,754

Professional Services—1.2%
Adecco S.A.*	23,468	1,120,267
Hays plc	583,173	728,354
Randstad Holding N.V.	116,545	3,884,195

		5,732,816

Real Estate Management & Development—0.6%
Cheung Kong Holdings, Ltd.	96,000	1,401,588
Swire Pacific, Ltd. - Class A	116,000	1,416,172
Swire Properties, Ltd.	81,200	250,674

		3,068,434

Semiconductors & Semiconductor Equipment—2.7%
Samsung Electronics Co., Ltd.	7,201	8,669,514
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	288,889	4,570,224

		13,239,738

Software—4.2%
Microsoft Corp.	344,250	10,251,765
Nintendo Co., Ltd. (a)	23,538	2,959,820
Oracle Corp.	113,820	3,584,192
SAP AG	55,705	3,950,118

		20,745,895

Specialty Retail—1.1%
Kingfisher plc	1,245,702	5,322,983

Trading Companies & Distributors—0.4%
ITOCHU Corp. (a)	175,100	1,773,703

Wireless Telecommunication Services—4.9%
China Mobile, Ltd.	142,500	1,580,084
Sprint Nextel Corp.*	1,446,590	7,985,177
Turkcell Iletisim Hizmetleri A.S. (ADR)*	292,840	4,433,598
Vodafone Group plc	3,509,496	9,988,240

		23,987,099

Total Common Stocks (Cost $468,160,105)		482,117,491

Short-Term Investments—8.9%

Mutual Fund—7.0%
State Street Navigator Securities Lending Prime Portfolio (b)	34,598,718	34,598,718

MIST-189

Met Investors Series Trust

Met/Templeton Growth Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Shares/Par Amount	Value

Repurchase Agreement—1.9%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/28/12 at 0.010% to be repurchased at $9,291,008 on 10/01/12, collateralized by $9,490,000 Federal National Mortgage Association at 3.400% due 09/27/32 with a value of $9,478,138.	$9,291,000	$9,291,000

Total Short-Term Investments (Cost $43,889,718)		43,889,718

Total Investments—107.0% (Cost $512,049,823#)		526,007,209
Other assets and liabilities (net)—(7.0)%		(34,335,005)

Net Assets—100.0%		$491,672,204

#	As of September 30, 2012, the aggregate cost of investments was $512,049,823. The aggregate unrealized appreciation and depreciation of investments were $67,494,441 and $(53,537,055), respectively, resulting in net unrealized appreciation of $13,957,386.
*	Non-income producing security.
(a)	All or a portion of the security was held on loan. As of September 30, 2012, the market value of securities loaned was $32,942,888 and the collateral received consisted of cash in the amount of $34,598,718. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Represents investment of cash collateral received from securities lending transactions.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

Countries Diversification as of September 30, 2012 (Unaudited)	% of Net Assets
United States	38.4
United Kingdom	11.7
France	10.7
Switzerland	7.1
Netherlands	5.9
Germany	5.3
Japan	3.2
Italy	2.6
South Korea	2.6
Singapore	2.6

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2012:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$—	$1,989,818	$—	$1,989,818
Air Freight & Logistics	9,132,646	1,671,279	—	10,803,925
Airlines	—	12,906,579	—	12,906,579
Auto Components	—	6,097,969	—	6,097,969
Automobiles	—	8,088,591	—	8,088,591
Biotechnology	13,371,466	—	—	13,371,466
Capital Markets	5,284,016	11,016,330	—	16,300,346
Chemicals	—	3,687,994	—	3,687,994
Commercial Banks	2,768,857	34,062,790	—	36,831,647
Commercial Services & Supplies	—	1,642,874	—	1,642,874
Communications Equipment	10,095,426	3,027,179	—	13,122,605
Computers & Peripherals	4,876,255	—	—	4,876,255
Construction & Engineering	—	419,585	—	419,585

MIST-190

Met Investors Series Trust

Met/Templeton Growth Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Construction Materials	$—	$7,548,083	$—	$7,548,083
Consumer Finance	5,837,248	—	—	5,837,248
Diversified Financial Services	11,438,979	7,237,815	—	18,676,794
Diversified Telecommunication Services	1,794,171	19,440,736	—	21,234,907
Electrical Equipment	—	5,353,553	—	5,353,553
Electronic Equipment, Instruments & Components	5,211,098	—	—	5,211,098
Energy Equipment & Services	17,114,569	750,301	—	17,864,870
Food & Staples Retailing	7,271,135	5,086,763	—	12,357,898
Health Care Equipment & Supplies	6,230,409	—	—	6,230,409
Health Care Providers & Services	2,837,858	—	—	2,837,858
Industrial Conglomerates	4,598,548	11,683,481	—	16,282,029
Insurance	—	18,969,279	—	18,969,279
IT Services	231,168	—	—	231,168
Life Sciences Tools & Services	—	982,378	—	982,378
Machinery	3,381,360	—	—	3,381,360
Media	29,608,472	—	—	29,608,472
Metals & Mining	1,475,947	509,506	—	1,985,453
Multiline Retail	2,825,049	1,032,189	—	3,857,238
Office Electronics	—	1,693,572	—	1,693,572
Oil, Gas & Consumable Fuels	20,352,825	24,740,923	—	45,093,748
Pharmaceuticals	18,792,300	34,077,454	—	52,869,754
Professional Services	—	5,732,816	—	5,732,816
Real Estate Management & Development	—	3,068,434	—	3,068,434
Semiconductors & Semiconductor Equipment	4,570,224	8,669,514	—	13,239,738
Software	13,835,957	6,909,938	—	20,745,895
Specialty Retail	—	5,322,983	—	5,322,983
Trading Companies & Distributors	—	1,773,703	—	1,773,703
Wireless Telecommunication Services	12,418,775	11,568,324	—	23,987,099
Total Common Stocks	215,354,758	266,762,733	—	482,117,491
Short-Term Investments
Mutual Fund	34,598,718	—	—	34,598,718
Repurchase Agreement	—	9,291,000	—	9,291,000
Total Short-Term Investments	34,598,718	9,291,000	—	43,889,718
Total Investments	$249,953,476	$276,053,733	$—	$526,007,209

MIST-191

Met Investors Series Trust

Met/Templeton International Bond Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Foreign Bonds & Debt Securities—82.0% of Net Assets

Security Description	Par Amount†	Value

Australia—4.9%
New South Wales Treasury Corp. 5.500%, 08/01/13 (AUD)	5,175,000	$5,484,751
5.500%, 03/01/17 (AUD)	12,800,000	14,608,096
Queensland Treasury Corp. 6.000%, 08/14/13 (AUD)	6,880,000	7,330,564
6.000%, 08/21/13 (AUD)	12,135,000	12,929,997
6.000%, 09/14/17 (AUD)	12,500,000	14,617,493

		54,970,901

Brazil—3.3%
Brazil Notas do Tesouro Nacional 6.000%, 05/15/15 (BRL)	13,495,000	15,882,334
6.000%, 08/15/16 (BRL)	3,245,000	3,868,501
10.000%, 01/01/17 (BRL)	8,025,000	4,185,956
6.000%, 08/15/18 (BRL)	3,075,000	3,758,764
6.000%, 05/15/45 (BRL)	6,400,000	8,848,475

		36,544,030

Hungary—3.8%
Hungary Government Bonds 6.750%, 02/12/13 (HUF)	102,900,000	463,003
7.500%, 10/24/13 (HUF)	77,600,000	353,198
5.500%, 02/12/14 (HUF)	237,400,000	1,056,883
6.750%, 08/22/14 (HUF)	680,800,000	3,086,088
8.000%, 02/12/15 (HUF)	109,300,000	506,150
7.750%, 08/24/15 (HUF)	17,200,000	79,247
5.500%, 02/12/16 (HUF)	168,700,000	733,246
6.750%, 02/24/17 (HUF)	153,300,000	688,454
6.750%, 11/24/17 (HUF)	712,180,000	3,193,188
6.500%, 06/24/19 (HUF)	153,000,000	669,592
7.500%, 11/12/20 (HUF)	11,000,000	50,210
7.000%, 06/24/22 (HUF)	95,900,000	423,869
Hungary Government International Bonds 4.375%, 07/04/17 (EUR)	580,000	703,248
5.750%, 06/11/18 (EUR)	4,840,000	6,145,814
6.250%, 01/29/20 (a)	10,995,000	11,983,231
3.875%, 02/24/20 (EUR) (a)	6,510,000	7,344,225
6.375%, 03/29/21	4,058,000	4,438,640
Hungary Treasury Bill 6.351%, 07/24/13 (HUF) (b)	50,700,000	216,742

		42,135,028

Iceland—0.3%
Iceland Government International Bond 5.875%, 05/11/22 (144A)	3,080,000	3,363,425

Indonesia—4.8%
Indonesia Retail Bond 7.950%, 08/15/13 (IDR)	40,500,000,000	4,336,327
Indonesia Treasury Bonds 12.500%, 03/15/13 (IDR)	37,300,000,000	4,031,152
12.800%, 06/15/21 (IDR)	93,010,000,000	14,158,726
10.000%, 09/15/24 (IDR)	186,070,000,000	25,482,277
10.000%, 02/15/28 (IDR)	34,960,000,000	4,896,811

		52,905,293

Ireland—8.2%
Ireland Government Bonds 4.600%, 04/18/16 (EUR)	882,000	$1,182,740
5.500%, 10/18/17 (EUR)	12,830,000	17,737,692
4.500%, 10/18/18 (EUR)	1,042,000	1,331,898
4.400%, 06/18/19 (EUR)	1,532,000	1,914,596
5.900%, 10/18/19 (EUR)	3,639,000	4,925,524
4.500%, 04/18/20 (EUR)	5,387,000	6,659,505
5.000%, 10/18/20 (EUR)	25,040,000	31,913,789
5.400%, 03/13/25 (EUR)	20,387,000	26,021,706

		91,687,450

Israel—1.2%
Israel Government Bond - Fixed 5.000%, 03/31/13 (ILS)	20,640,000	5,277,961
3.500%, 09/30/13 (ILS)	31,257,000	8,080,709

		13,358,670

Lithuania—1.6%
Lithuania Government International Bonds 6.750%, 01/15/15 (144A)	7,480,000	8,265,400
7.375%, 02/11/20 (144A)	6,420,000	8,185,500
6.125%, 03/09/21 (144A)	930,000	1,113,675

		17,564,575

Malaysia—4.8%
Bank Negara Malaysia Monetary Notes 2.216%, 01/10/13 (MYR) (b)	2,244,000	728,228
2.769%, 01/15/13 (MYR) (b)	6,535,000	2,119,611
2.597%, 01/17/13 (MYR) (b)	2,210,000	716,775
2.764%, 01/22/13 (MYR) (b)	175,000	56,735
2.683%, 02/19/13 (MYR) (b)	16,540,000	5,350,323
2.669%, 02/26/13 (MYR) (b)	51,780,000	16,740,094
2.726%, 03/07/13 (MYR) (b)	50,000	16,150
2.718%, 03/14/13 (MYR) (b)	660,000	213,095
2.760%, 05/02/13 (MYR) (b)	970,000	311,928
2.603%, 05/23/13 (MYR) (b)	4,085,000	1,311,513
2.715%, 06/11/13 (MYR) (b)	5,730,000	1,837,143
2.796%, 06/18/13 (MYR) (b)	8,485,000	2,719,012
7.291%, 06/20/13 (MYR) (b)	7,410,000	2,374,172
2.633%, 07/11/13 (MYR) (b)	1,875,000	599,811
2.599%, 07/25/13 (MYR) (b)	1,665,000	532,081
2.717%, 08/06/13 (MYR) (b)	2,600,000	833,662
2.716%, 08/15/13 (MYR) (b)	3,190,000	1,017,832
2.716%, 08/27/13 (MYR) (b)	1,400,000	446,179
2.760%, 09/05/13 (MYR) (b)	5,770,000	1,838,113
2.758%, 09/17/13 (MYR) (b)	13,455,000	4,282,203
2.758%, 09/26/13 (MYR) (b)	1,050,000	334,002
Malaysia Government Bonds 3.702%, 02/25/13 (MYR)	11,219,000	3,680,548
3.700%, 05/15/13 (MYR)	1,770,000	581,567
3.210%, 05/31/13 (MYR)	1,765,000	578,244
3.461%, 07/31/13 (MYR)	2,205,000	724,136
8.000%, 10/30/13 (MYR)	10,000	3,444
5.094%, 04/30/14 (MYR)	7,395,000	2,495,116
3.434%, 08/15/14 (MYR)	520,000	171,212
Malaysia Treasury Bills 2.789%, 01/25/13 (MYR) (b)	380,000	123,164

MIST-192

Met Investors Series Trust

Met/Templeton International Bond Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Foreign Bonds & Debt Securities—(Continued)

Security Description	Par Amount†	Value

Malaysia—(Continued)
2.721%, 03/22/13 (MYR) (b)	420,000	$135,496
2.759%, 05/03/13 (MYR) (b)	60,000	19,288
2.717%, 05/31/13 (MYR) (b)	180,000	57,755

		52,948,632

Mexico—7.9%
Mexican Bonos 9.000%, 06/20/13 (MXN)	218,484,000	17,494,098
8.000%, 12/19/13 (MXN)	578,394,000	46,710,042
7.750%, 12/14/17 (MXN)	195,000,000	17,048,651
Mexican Udibonos 4.500%, 12/18/14 (MXN)	8,519,582	720,410
5.000%, 06/16/16 (MXN)	21,814,165	1,964,672
3.500%, 12/14/17 (MXN)	21,818,969	1,926,697
4.000%, 06/13/19 (MXN)	14,963,912	1,387,815
2.500%, 12/10/20 (MXN)	11,812,603	1,012,724

		88,265,109

Norway—2.4%
Norway Treasury Bills 1.462%, 03/20/13 (NOK) (b)	153,920,000	26,663,095

Peru—0.2%
Peru Government Bond 7.840%, 08/12/20 (PEN)	5,663,000	2,700,144

Poland—7.8%
Poland Government Bonds Zero Coupon, 10/25/12 (PLN)	16,245,000	5,057,088
Zero Coupon, 01/25/13 (PLN)	58,415,000	18,000,496
5.250%, 04/25/13 (PLN)	11,920,000	3,741,220
Zero Coupon, 07/25/13 (PLN)	20,620,000	6,230,443
5.000%, 10/24/13 (PLN)	50,345,000	15,862,608
Zero Coupon, 01/25/14 (PLN)	13,495,000	3,995,445
5.750%, 04/25/14 (PLN)	51,735,000	16,555,717
Zero Coupon, 07/25/14 (PLN)	2,750,000	798,995
5.500%, 04/25/15 (PLN)	3,095,000	998,449
6.250%, 10/24/15 (PLN)	48,455,000	16,039,994

		87,280,455

Russia—2.2%
Russian Foreign Bond - Eurobond 7.500%, 03/31/30 (144A)	19,530,000	24,695,685

Serbia—0.4%
Republic of Serbia 7.250%, 09/28/21 (144A)	3,740,000	3,983,100

Singapore—1.7%
Singapore Government Bond 0.250%, 02/01/14 (SGD)	23,435,000	19,086,807

South Korea—14.8%
Korea Monetary Stabilization Bond 3.900%, 08/02/13 (KRW)	18,102,610,000	16,431,699

South Korea—(Continued)
Korea Monetary Stabilization Bonds Zero Coupon, 12/18/12 (KRW)	1,960,510,000	$1,765,310
3.830%, 04/02/13 (KRW)	784,200,000	709,052
3.380%, 05/09/13 (KRW)	7,842,000,000	7,078,364
3.760%, 06/02/13 (KRW)	1,254,720,000	1,135,811
3.280%, 06/09/13 (KRW)	5,377,750,000	4,853,279
3.590%, 10/02/13 (KRW)	2,195,770,000	1,990,350
3.480%, 12/02/13 (KRW)	3,764,160,000	3,411,971
3.470%, 02/02/14 (KRW)	5,175,740,000	4,695,842
3.590%, 04/02/14 (KRW)	7,606,760,000	6,919,648
3.280%, 06/02/14 (KRW)	9,018,300,000	8,172,876
Korea Treasury Bonds 4.250%, 12/10/12 (KRW)	4,446,000,000	4,010,563
5.250%, 03/10/13 (KRW)	1,423,000,000	1,293,701
3.750%, 06/10/13 (KRW)	32,159,600,000	29,116,081
3.000%, 12/10/13 (KRW)	80,949,800,000	72,985,958

		164,570,505

Sri Lanka—1.1%
Sri Lanka Government Bonds 8.500%, 07/15/13 (LKR)	45,100,000	338,849
7.500%, 08/01/13 (LKR)	131,000,000	969,091
7.000%, 03/01/14 (LKR)	900,000	6,439
11.750%, 04/01/14 (LKR)	890,000	6,727
6.600%, 06/01/14 (LKR)	13,600,000	95,211
11.750%, 03/15/15 (LKR)	11,590,000	86,495
6.500%, 07/15/15 (LKR)	68,400,000	457,322
11.000%, 08/01/15 (LKR)	522,600,000	3,891,055
11.000%, 09/01/15 (LKR)	762,125,000	5,670,098
6.400%, 08/01/16 (LKR)	56,200,000	343,729
6.400%, 10/01/16 (LKR)	35,400,000	220,043
Sri Lanka Treasury Bills 11.426%, 08/02/13 (LKR) (b)	13,990,000	97,460

		12,182,519

Sweden—6.8%
Kommuninvest I Sverige 1.750%, 10/08/12 (SEK)	6,060,000	922,583
Sweden Government Bonds 5.500%, 10/08/12 (SEK)	181,000,000	27,573,237
1.500%, 08/30/13 (SEK)	164,060,000	25,157,465
6.750%, 05/05/14 (SEK)	58,740,000	9,795,187
Sweden Treasury Bills 0.865%, 12/19/12 (SEK) (b)	23,540,000	3,576,153
0.817%, 03/20/13 (SEK) (b)	55,910,000	8,475,615

		75,500,240

Ukraine—2.9%
Financing of Infrastrucural Projects State Enterprise 8.375%, 11/03/17 (144A)	440,000	409,200
7.400%, 04/20/18 (144A)	400,000	357,784
Ukraine Government International Bonds 7.650%, 06/11/13 (144A)	320,000	322,880
4.950%, 10/13/15 (144A) (EUR)	150,000	177,337
6.250%, 06/17/16 (144A) (a)	3,440,000	3,322,283
6.580%, 11/21/16 (144A)	5,050,000	4,883,350

MIST-193

Met Investors Series Trust

Met/Templeton International Bond Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Foreign Bonds & Debt Securities—(Continued)

Security Description	Shares/ Par Amount†	Value

Ukraine—(Continued)
9.250%, 07/24/17 (144A)	5,650,000	$5,963,349
7.750%, 09/23/20 (144A) (a)	6,949,000	6,905,291
7.950%, 02/23/21 (144A) (a)	9,704,000	9,715,354

		32,056,828

Venezuela—0.4%
Venezuela Government International Bond
10.750%, 09/19/13 (a)	3,985,000	4,104,550

Vietnam—0.5%
Vietnam Government International Bond 6.750%, 01/29/20 (144A) (a)	5,080,000	5,664,200

Total Foreign Bonds & Debt Securities (Cost $861,730,601)		912,231,241

Municipals—0.9%
California State General Obligation Unlimited, Build America Bonds 6.650%, 03/01/22	520,000	625,446
7.550%, 04/01/39	200,000	271,502
7.625%, 03/01/40	3,245,000	4,418,262
Illinois State General Obligation Unlimited, Taxable 4.421%, 01/01/15	2,920,000	3,096,164
Tulare, CA Sewer Revenue Build America Bonds 8.750%, 11/15/44	1,200,000	1,473,048

Total Municipals (Cost $8,165,502)		9,884,422

Short-Term Investments—16.5%

Discount Notes—1.2%
Federal Farm Credit Discount Notes 0.015%, 10/01/12 (b)	5,000,000	5,000,000
Federal Home Loan Bank Discount Notes 0.002%, 10/01/12 (b)	8,495,000	8,495,000

		13,495,000

Mutual Fund—3.0%
State Street Navigator Securities Lending Prime Portfolio (c)	33,699,809	33,699,809

Repurchase Agreement—12.3%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/28/12 at 0.010% to be repurchased at $136,795,114 on 10/01/12, collateralized by $17,640,000 Federal Home Loan Mortgage Corp. at 0.350% due 12/05/14 with a value of $17,662,050; by $83,420,000 Federal Home Loan Mortgage Corp. at 0.400% due 02/27/14 with a value of $83,628,550; by $11,865,000 Federal National Mortgage Association at 1.250% due 02/27/14 with a value of $12,043,402; and by $26,230,000 Federal National Mortgage Association at 3.400% due 09/27/32 with a value of $26,197,213.	136,795,000	$136,795,000

Total Short-Term Investments (Cost $183,989,809)		183,989,809

Total Investments—99.4% (Cost $1,053,885,912#)		1,106,105,472
Other assets and liabilities (net)—0.6%		6,733,479

Net Assets—100.0%		$1,112,838,951

†	Par amount stated in U.S. dollars unless otherwise noted.
#	As of September 30, 2012, the aggregate cost of investments was $1,053,885,912. The aggregate unrealized appreciation and depreciation of investments were $73,248,232 and $(21,028,672), respectively, resulting in net unrealized appreciation of $52,219,560.
(a)	All or a portion of the security was held on loan. As of September 30, 2012, the market value of securities loaned was $32,802,561 and the collateral received consisted of cash in the amount of $33,699,809. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	The rate shown represents the discount rate at the time of purchase by the Portfolio.
(c)	Represents investment of cash collateral received from securities lending transactions.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2012, the market value of 144A securities was $87,327,813, which is 7.8% of net assets.
(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(EUR)—	Euro
(HUF)—	Hungarian Forint
(IDR)—	Indonesian Rupiah
(ILS)—	Israeli Shekel
(KRW)—	South Korean Won
(LKR)—	Sri Lankan Rupee
(MXN)—	Mexican Peso
(MYR)—	Malaysian Ringgit
(NOK)—	Norwegian Krone
(PEN)—	Peruvian Nuevo Sol
(PLN)—	Polish Zloty
(SEK)—	Swedish Krona
(SGD)—	Singapore Dollar

MIST-194

Met Investors Series Trust

Met/Templeton International Bond Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts to buy:

Settlement Date	Counterparty	Contracts to Buy		Value at September 30, 2012	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
1/14/2013	Morgan Stanley & Co., Inc.	864,300,000	CLP	$1,794,804	$1,641,595	$153,209
2/4/2013	Morgan Stanley & Co., Inc.	374,490,000	CLP	775,392	743,183	32,209
2/4/2013	Morgan Stanley & Co., Inc.	378,910,000	CLP	784,544	751,582	32,962
2/11/2013	Deutsche Bank AG	438,900,000	CLP	907,871	883,988	23,883
2/11/2013	Morgan Stanley & Co., Inc.	370,000,000	CLP	765,350	748,988	16,362
2/13/2013	Barclays Bank plc	438,100,000	CLP	905,964	883,801	22,163
2/13/2013	Morgan Stanley & Co., Inc.	993,900,000	CLP	2,055,324	2,013,981	41,343
2/15/2013	Deutsche Bank AG	433,400,000	CLP	895,996	871,121	24,875
2/21/2013	JPMorgan Chase Bank N.A.	405,100,000	CLP	836,791	820,040	16,751
2/22/2013	JPMorgan Chase Bank N.A.	687,600,000	CLP	1,420,138	1,376,577	43,561
2/25/2013	Deutsche Bank AG	360,850,000	CLP	744,973	719,541	25,432
2/25/2013	Morgan Stanley & Co., Inc.	865,080,000	CLP	1,785,953	1,727,224	58,729
2/26/2013	Deutsche Bank AG	245,250,000	CLP	506,247	485,605	20,642
2/27/2013	Morgan Stanley & Co., Inc.	313,500,000	CLP	647,040	627,000	20,040
2/28/2013	Deutsche Bank AG	303,150,000	CLP	625,591	602,564	23,027
2/28/2013	JPMorgan Chase Bank N.A.	246,100,000	CLP	507,861	490,826	17,035
3/1/2013	Barclays Bank plc	385,400,000	CLP	795,215	770,954	24,261
3/1/2013	Barclays Bank plc	769,600,000	CLP	1,587,954	1,548,959	38,995
3/1/2013	Deutsche Bank AG	303,150,000	CLP	625,504	604,426	21,078
3/4/2013	Deutsche Bank AG	39,050,000	CLP	80,540	78,006	2,534
3/6/2013	Deutsche Bank AG	39,050,000	CLP	80,518	78,532	1,986
3/11/2013	Morgan Stanley & Co., Inc.	113,400,000	CLP	233,660	221,701	11,959
3/21/2013	JPMorgan Chase Bank N.A.	408,600,000	CLP	840,752	818,837	21,915
5/8/2013	Deutsche Bank AG	1,182,768,000	CLP	2,420,043	2,336,794	83,249
5/9/2013	JPMorgan Chase Bank N.A.	9,313,680,000	CLP	19,054,473	18,608,751	445,722
5/10/2013	Deutsche Bank AG	8,066,295,000	CLP	16,500,682	16,106,819	393,863
5/13/2013	Morgan Stanley & Co., Inc.	440,900,000	CLP	901,622	862,565	39,057
10/19/2012	JPMorgan Chase Bank N.A.	14,658,000	INR	277,012	262,286	14,726
10/29/2012	Deutsche Bank AG	78,899,000	INR	1,488,078	1,527,438	(39,360)
10/29/2012	HSBC Bank plc	80,751,000	INR	1,523,007	1,565,715	(42,708)
10/31/2012	Deutsche Bank AG	166,621,000	INR	3,141,305	3,239,146	(97,841)
10/31/2012	HSBC Bank plc	120,290,000	INR	2,267,827	2,337,998	(70,171)
11/26/2012	Deutsche Bank AG	49,984,000	INR	937,731	884,352	53,379
11/26/2012	HSBC Bank plc	57,675,000	INR	1,082,019	1,021,510	60,509
12/6/2012	Deutsche Bank AG	35,346,000	INR	661,906	623,551	38,355
5/10/2013	HSBC Bank plc	1,228,565,000	INR	22,429,065	21,936,702	492,363
6/27/2013	Deutsche Bank AG	2,321,000,000	KRW	2,066,611	1,972,046	94,565
9/26/2013	HSBC Bank plc	2,328,000,000	KRW	2,064,880	2,049,657	15,223
10/11/2012	Deutsche Bank AG	35,485,000	MXN	2,754,354	2,685,267	69,087
3/8/2013	HSBC Bank plc	16,965,000	MXN	1,297,738	1,264,941	32,797
10/12/2012	JPMorgan Chase Bank N.A.	58,458,531	MYR	19,111,650	18,211,380	900,270
5/13/2013	JPMorgan Chase Bank N.A.	50,424,120	MYR	16,269,738	16,169,351	100,387
6/6/2013	HSBC Bank plc	99,141,840	MYR	31,948,113	30,552,185	1,395,928
8/27/2013	HSBC Bank plc	10,421,193	MYR	3,344,717	3,309,786	34,931
8/27/2013	JPMorgan Chase Bank N.A.	7,165,900	MYR	2,299,920	2,276,334	23,586
10/1/2013	HSBC Bank plc	21,469,000	MYR	6,879,208	6,868,981	10,227
10/3/2012	HSBC Bank plc	18,300,000	PHP	438,683	416,904	21,779
10/4/2012	Deutsche Bank AG	75,232,000	PHP	1,803,411	1,727,486	75,925
10/4/2012	HSBC Bank plc	60,346,000	PHP	1,446,574	1,368,980	77,594
10/5/2012	Deutsche Bank AG	89,947,000	PHP	2,156,110	2,065,373	90,737
10/5/2012	HSBC Bank plc	89,969,000	PHP	2,156,638	2,028,110	128,528
10/9/2012	Deutsche Bank AG	73,838,000	PHP	1,769,836	1,696,450	73,386
10/9/2012	JPMorgan Chase Bank N.A.	23,762,000	PHP	569,556	544,751	24,805
10/11/2012	Deutsche Bank AG	59,085,000	PHP	1,416,168	1,357,340	58,828
10/11/2012	HSBC Bank plc	29,555,000	PHP	708,384	679,566	28,818
10/11/2012	HSBC Bank plc	59,197,000	PHP	1,418,852	1,361,132	57,720

MIST-195

Met Investors Series Trust

Met/Templeton International Bond Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Settlement Date	Counterparty	Contracts to Buy		Value at September 30, 2012	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
10/11/2012	JPMorgan Chase Bank N.A.	29,478,000	PHP	$706,538	$675,791	$30,747
10/12/2012	Deutsche Bank AG	17,593,000	PHP	421,667	403,047	18,620
10/12/2012	JPMorgan Chase Bank N.A.	41,339,000	PHP	990,808	955,815	34,993
10/15/2012	HSBC Bank plc	29,334,000	PHP	703,036	672,259	30,777
10/15/2012	JPMorgan Chase Bank N.A.	24,453,000	PHP	586,055	563,303	22,752
10/15/2012	JPMorgan Chase Bank N.A.	48,518,000	PHP	1,162,811	1,110,506	52,305
10/19/2012	Deutsche Bank AG	16,007,000	PHP	383,606	366,545	17,061
10/19/2012	HSBC Bank plc	58,332,000	PHP	1,397,919	1,352,752	45,167
10/22/2012	Deutsche Bank AG	63,989,000	PHP	1,533,405	1,465,620	67,785
10/22/2012	JPMorgan Chase Bank N.A.	32,130,000	PHP	769,950	739,811	30,139
10/29/2012	JPMorgan Chase Bank N.A.	31,270,000	PHP	749,247	726,517	22,730
10/29/2012	Morgan Stanley & Co., Inc.	6,810,000	PHP	163,171	157,638	5,533
11/14/2012	Deutsche Bank AG	18,200,000	PHP	435,920	420,907	15,013
1/22/2013	Deutsche Bank AG	15,814,000	PHP	378,167	361,067	17,100
1/22/2013	JPMorgan Chase Bank N.A.	63,113,000	PHP	1,509,247	1,442,649	66,598
1/28/2013	HSBC Bank plc	58,332,000	PHP	1,394,741	1,345,482	49,259
1/31/2013	Deutsche Bank AG	49,803,000	PHP	1,190,734	1,154,183	36,551
2/4/2013	Deutsche Bank AG	59,600,000	PHP	1,424,850	1,384,952	39,898
2/4/2013	HSBC Bank plc	38,100,000	PHP	910,852	885,758	25,094
2/6/2013	HSBC Bank plc	32,500,000	PHP	776,941	755,217	21,724
2/7/2013	JPMorgan Chase Bank N.A.	23,000,000	PHP	549,824	535,382	14,442
5/6/2013	JPMorgan Chase Bank N.A.	210,512,040	PHP	5,021,745	4,942,409	79,336
5/7/2013	Deutsche Bank AG	211,958,520	PHP	5,056,105	4,967,157	88,948
9/24/2013	Deutsche Bank AG	62,498,000	PHP	1,482,008	1,495,096	(13,088)
9/30/2013	HSBC Bank plc	22,900,000	PHP	542,858	546,044	(3,186)
2/7/2013	Deutsche Bank AG	2,353,000	SGD	1,917,407	1,895,288	22,119
2/7/2013	HSBC Bank plc	2,353,000	SGD	1,917,407	1,894,525	22,882
2/8/2013	Deutsche Bank AG	4,687,000	SGD	3,819,336	3,771,565	47,771
2/13/2013	Barclays Bank plc	654,403	SGD	533,262	527,446	5,816
2/13/2013	Barclays Bank plc	7,818,300	SGD	6,371,003	6,308,896	62,107
2/14/2013	HSBC Bank plc	1,679,900	SGD	1,368,924	1,353,666	15,258
2/14/2013	HSBC Bank plc	2,333,200	SGD	1,901,288	1,880,096	21,192
2/19/2013	Barclays Bank plc	1,863,000	SGD	1,518,139	1,496,747	21,392
2/19/2013	Deutsche Bank AG	2,796,000	SGD	2,278,430	2,227,888	50,542
2/25/2013	Deutsche Bank AG	1,821,000	SGD	1,483,924	1,456,451	27,473
2/28/2013	Deutsche Bank AG	1,138,500	SGD	927,761	907,967	19,794
3/19/2013	Deutsche Bank AG	3,051,000	SGD	2,486,309	2,409,382	76,927
3/19/2013	HSBC Bank plc	3,488,000	SGD	2,842,427	2,760,148	82,279
3/19/2013	JPMorgan Chase Bank N.A.	2,190,000	SGD	1,784,666	1,793,905	(9,239)
3/21/2013	Deutsche Bank AG	3,284,900	SGD	2,676,924	2,619,120	57,804
3/21/2013	HSBC Bank plc	2,625,000	SGD	2,139,160	2,092,634	46,526
5/6/2013	Deutsche Bank AG	3,002,184	SGD	2,446,904	2,426,792	20,112
5/7/2013	Morgan Stanley & Co., Inc.	3,014,189	SGD	2,456,698	2,413,668	43,030
7/31/2013	JPMorgan Chase Bank N.A.	12,676,300	SGD	10,335,674	10,161,363	174,311
8/1/2013	Morgan Stanley & Co., Inc.	10,161,130	SGD	8,284,964	8,168,111	116,853
8/6/2013	Deutsche Bank AG	7,822,083	SGD	6,377,972	6,281,789	96,183
8/15/2013	HSBC Bank plc	1,398,000	SGD	1,139,956	1,122,810	17,146
8/19/2013	HSBC Bank plc	1,398,000	SGD	1,139,980	1,122,891	17,089
8/26/2013	Deutsche Bank AG	1,827,000	SGD	1,489,858	1,463,473	26,385
8/27/2013	Deutsche Bank AG	2,274,000	SGD	1,854,382	1,832,246	22,136
8/30/2013	Deutsche Bank AG	1,138,500	SGD	928,429	911,019	17,410
9/19/2013	JPMorgan Chase Bank N.A.	2,180,000	SGD	1,777,945	1,782,211	(4,266)

Net Unrealized Appreciation						$7,314,545

MIST-196

Met Investors Series Trust

Met/Templeton International Bond Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Forward foreign currency exchange contracts to sell:

Settlement Date	Counterparty	Contracts to Deliver		Value at September 30, 2012	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
10/5/2012	UBS AG	2,310,000	EUR	$2,968,552	$3,078,133	$109,581
10/9/2012	UBS AG	3,220,000	EUR	4,138,144	4,278,092	139,948
10/11/2012	UBS AG	3,217,000	EUR	4,134,369	4,310,780	176,411
10/24/2012	Barclays Bank plc	268,031	EUR	344,507	368,301	23,794
10/25/2012	Barclays Bank plc	2,045,873	EUR	2,629,640	2,838,444	208,804
10/26/2012	Citibank N.A.	799,500	EUR	1,027,639	1,113,040	85,401
10/29/2012	Deutsche Bank AG	8,218,000	EUR	10,563,330	11,399,352	836,022
10/29/2012	UBS AG	4,118,000	EUR	5,293,233	5,732,256	439,023
10/31/2012	Deutsche Bank AG	1,370,039	EUR	1,761,068	1,931,495	170,427
11/2/2012	Deutsche Bank AG	92,609	EUR	119,043	128,813	9,770
11/5/2012	Barclays Bank plc	652,963	EUR	839,371	900,175	60,804
11/5/2012	Deutsche Bank AG	1,990,000	EUR	2,558,106	2,746,658	188,552
11/7/2012	Deutsche Bank AG	1,525,000	EUR	1,960,399	2,101,145	140,746
11/8/2012	Barclays Bank plc	413,121	EUR	531,076	568,104	37,028
11/14/2012	Morgan Stanley & Co., Inc.	1,300,000	EUR	1,671,283	1,595,724	(75,559)
11/15/2012	Barclays Bank plc	309,733	EUR	398,197	422,584	24,387
11/19/2012	Barclays Bank plc	86,267	EUR	110,911	118,259	7,348
11/20/2012	Deutsche Bank AG	1,287,000	EUR	1,654,675	1,587,135	(67,540)
11/21/2012	Barclays Bank plc	302,256	EUR	388,610	410,162	21,552
12/3/2012	Deutsche Bank AG	1,380,000	EUR	1,774,486	1,857,342	82,856
12/7/2012	UBS AG	263,000	EUR	338,199	328,382	(9,817)
12/12/2012	Barclays Bank plc	1,340,000	EUR	1,723,253	1,804,578	81,325
1/7/2013	Deutsche Bank AG	15,484,300	EUR	19,919,463	20,132,532	213,069
1/7/2013	Deutsche Bank AG	633,134	EUR	814,482	823,194	8,712
1/11/2013	UBS AG	8,953,000	EUR	11,517,906	11,451,783	(66,123)
1/28/2013	Citibank N.A.	1,858,400	EUR	2,391,246	2,415,232	23,986
2/4/2013	Barclays Bank plc	5,012,330	EUR	6,449,974	6,184,088	(265,886)
2/8/2013	Citibank N.A.	2,553,000	EUR	3,285,398	3,339,120	53,722
2/8/2013	HSBC Bank plc	419,000	EUR	539,202	548,392	9,190
2/8/2013	UBS AG	1,915,000	EUR	2,464,370	2,503,671	39,301
2/11/2013	Barclays Bank plc	558,000	EUR	718,101	740,466	22,365
2/11/2013	Barclays Bank plc	465,000	EUR	598,418	617,055	18,637
2/11/2013	Deutsche Bank AG	10,245,000	EUR	13,184,490	13,538,768	354,278
2/11/2013	Deutsche Bank AG	137,000	EUR	176,308	181,443	5,135
2/13/2013	UBS AG	446,000	EUR	573,979	593,506	19,527
2/19/2013	JPMorgan Chase Bank N.A.	956,000	EUR	1,230,402	1,261,729	31,327
2/19/2013	UBS AG	956,000	EUR	1,230,402	1,262,733	32,331
2/21/2013	UBS AG	1,022,000	EUR	1,315,375	1,351,268	35,893
2/27/2013	Deutsche Bank AG	252,000	EUR	324,360	336,017	11,657
2/28/2013	Deutsche Bank AG	966,320	EUR	1,243,806	1,300,116	56,310
2/28/2013	Deutsche Bank AG	455,000	EUR	585,657	612,130	26,473
3/1/2013	Deutsche Bank AG	13,630,862	EUR	17,545,257	18,353,956	808,699
3/5/2013	Deutsche Bank AG	457,000	EUR	588,263	610,346	22,083
3/7/2013	Barclays Bank plc	1,405,634	EUR	1,809,410	1,864,573	55,163
3/8/2013	Citibank N.A.	8,162,830	EUR	10,507,762	10,735,672	227,910
3/8/2013	Citibank N.A.	2,677,000	EUR	3,446,021	3,520,764	74,743
3/8/2013	Deutsche Bank AG	8,070,000	EUR	10,388,265	10,622,461	234,196
3/8/2013	HSBC Bank plc	714,000	EUR	919,110	940,159	21,049
3/8/2013	Morgan Stanley & Co., Inc.	2,023,000	EUR	2,604,146	2,661,671	57,525
3/11/2013	Barclays Bank plc	2,142,782	EUR	2,758,428	2,817,544	59,116
3/15/2013	Barclays Bank plc	651,717	EUR	838,999	855,313	16,314
3/19/2013	Citibank N.A.	462,068	EUR	594,877	606,755	11,878
3/21/2013	Barclays Bank plc	399,325	EUR	514,112	530,064	15,952
3/26/2013	Citibank N.A.	840,650	EUR	1,082,355	1,109,120	26,765
3/26/2013	Deutsche Bank AG	1,040,000	EUR	1,339,022	1,371,864	32,842

MIST-197

Met Investors Series Trust

Met/Templeton International Bond Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Settlement Date	Counterparty	Contracts to Deliver		Value at September 30, 2012	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
3/28/2013	Deutsche Bank AG	205,485	EUR	$264,572	$274,569	$9,997
3/28/2013	Morgan Stanley & Co., Inc.	1,200,000	EUR	1,545,060	1,546,416	1,356
4/2/2013	Deutsche Bank AG	356,331	EUR	458,819	476,557	17,738
4/2/2013	Deutsche Bank AG	284,165	EUR	365,896	377,499	11,603
4/4/2013	Deutsche Bank AG	1,420,000	EUR	1,828,460	1,896,637	68,177
4/4/2013	Deutsche Bank AG	952,000	EUR	1,225,841	1,271,548	45,707
4/5/2013	Barclays Bank plc	1,005,008	EUR	1,294,111	1,341,435	47,324
4/10/2013	HSBC Bank plc	3,821,000	EUR	4,920,427	5,033,785	113,358
4/11/2013	Deutsche Bank AG	3,184,000	EUR	4,100,187	4,176,325	76,138
4/11/2013	Deutsche Bank AG	1,002,153	EUR	1,290,520	1,314,484	23,964
4/11/2013	UBS AG	1,911,000	EUR	2,460,885	2,505,455	44,570
4/12/2013	JPMorgan Chase Bank N.A.	3,193,000	EUR	4,111,822	4,192,249	80,427
4/16/2013	HSBC Bank plc	2,625,000	EUR	3,380,522	3,472,940	92,418
4/16/2013	HSBC Bank plc	1,071,678	EUR	1,380,126	1,417,857	37,731
4/19/2013	Barclays Bank plc	989,372	EUR	1,274,173	1,301,222	27,049
4/23/2013	Deutsche Bank AG	3,529,000	EUR	4,545,060	4,656,516	111,456
4/23/2013	JPMorgan Chase Bank N.A.	274,083	EUR	352,996	362,721	9,725
4/30/2013	Barclays Bank plc	692,175	EUR	891,533	919,416	27,883
5/6/2013	Deutsche Bank AG	9,737,000	EUR	12,542,243	12,852,840	310,597
5/7/2013	Morgan Stanley & Co., Inc.	7,580,000	EUR	9,763,916	10,005,903	241,987
5/8/2013	Deutsche Bank AG	6,590,000	EUR	8,488,775	8,685,752	196,977
5/10/2013	UBS AG	17,552,000	EUR	22,609,751	22,909,309	299,558
5/13/2013	Deutsche Bank AG	8,138,999	EUR	10,484,663	10,574,187	89,524
5/20/2013	Deutsche Bank AG	469,000	EUR	604,212	601,422	(2,790)
5/21/2013	Barclays Bank plc	469,000	EUR	604,219	599,452	(4,767)
5/21/2013	Deutsche Bank AG	685,000	EUR	882,495	873,443	(9,052)
6/5/2013	Deutsche Bank AG	195,330	EUR	251,688	242,977	(8,711)
6/7/2013	Deutsche Bank AG	505,700	EUR	651,622	632,934	(18,688)
6/11/2013	Deutsche Bank AG	1,516,100	EUR	1,953,664	1,923,173	(30,491)
6/13/2013	Deutsche Bank AG	1,280,000	EUR	1,649,460	1,614,618	(34,842)
6/13/2013	Deutsche Bank AG	266,000	EUR	342,779	335,538	(7,241)
7/16/2013	Barclays Bank plc	776,000	EUR	1,000,345	950,833	(49,512)
7/16/2013	Morgan Stanley & Co., Inc.	3,154,000	EUR	4,065,835	3,865,132	(200,703)
7/16/2013	Morgan Stanley & Co., Inc.	716,000	EUR	922,999	877,437	(45,562)
7/16/2013	UBS AG	3,585,000	EUR	4,621,439	4,393,059	(228,380)
7/18/2013	Barclays Bank plc	1,218,000	EUR	1,570,163	1,499,297	(70,866)
7/18/2013	UBS AG	3,585,000	EUR	4,621,539	4,409,909	(211,630)
7/19/2013	Barclays Bank plc	913,000	EUR	1,176,990	1,127,555	(49,435)
7/22/2013	Deutsche Bank AG	670,000	EUR	863,756	825,745	(38,011)
7/22/2013	Morgan Stanley & Co., Inc.	4,966,000	EUR	6,402,107	6,120,471	(281,636)
7/23/2013	Deutsche Bank AG	609,000	EUR	785,124	749,582	(35,542)
7/31/2013	Deutsche Bank AG	5,010,000	EUR	6,459,458	6,228,432	(231,026)
7/31/2013	JPMorgan Chase Bank N.A.	5,010,000	EUR	6,459,458	6,220,416	(239,042)
8/1/2013	Barclays Bank plc	97,460	EUR	125,658	119,876	(5,782)
8/1/2013	Barclays Bank plc	48,862	EUR	62,999	60,150	(2,849)
8/1/2013	UBS AG	5,009,000	EUR	6,458,238	6,165,077	(293,161)
8/2/2013	HSBC Bank plc	5,009,000	EUR	6,458,308	6,197,886	(260,422)
8/5/2013	Barclays Bank plc	1,143,798	EUR	1,474,793	1,414,014	(60,779)
8/6/2013	JPMorgan Chase Bank N.A.	1,362,600	EUR	1,756,932	1,665,949	(90,983)
8/8/2013	Citibank N.A.	502,668	EUR	648,152	627,420	(20,732)
8/9/2013	Citibank N.A.	146,742	EUR	189,215	183,385	(5,830)
8/9/2013	Deutsche Bank AG	1,943,000	EUR	2,505,378	2,428,089	(77,289)
8/9/2013	JPMorgan Chase Bank N.A.	2,537,900	EUR	3,272,465	3,167,655	(104,810)
8/12/2013	Goldman Sachs & Co.	900,000	EUR	1,160,532	1,117,665	(42,867)
8/14/2013	Goldman Sachs & Co.	1,710,000	EUR	2,205,058	2,116,809	(88,249)
8/16/2013	Barclays Bank plc	2,080,000	EUR	2,682,234	2,581,831	(100,403)
8/19/2013	Barclays Bank plc	2,341,000	EUR	3,018,901	2,887,097	(131,804)
8/20/2013	Barclays Bank plc	2,080,000	EUR	2,682,350	2,574,832	(107,518)

MIST-198

Met Investors Series Trust

Met/Templeton International Bond Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Settlement Date	Counterparty	Contracts to Deliver		Value at September 30, 2012	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
8/20/2013	Deutsche Bank AG	1,313,000	EUR	$1,693,233	$1,625,982	$(67,251)
8/20/2013	JPMorgan Chase Bank N.A.	2,600,000	EUR	3,352,937	3,231,722	(121,215)
8/22/2013	UBS AG	4,541,000	EUR	5,856,160	5,620,169	(235,991)
8/23/2013	Barclays Bank plc	698,541	EUR	900,861	874,713	(26,148)
8/23/2013	Barclays Bank plc	416,915	EUR	537,667	522,061	(15,606)
8/26/2013	Barclays Bank plc	2,704,732	EUR	3,488,224	3,388,596	(99,628)
8/28/2013	Deutsche Bank AG	421,287	EUR	543,335	529,497	(13,838)
8/28/2013	Deutsche Bank AG	19,595	EUR	25,272	24,628	(644)
9/4/2013	Deutsche Bank AG	225,000	EUR	290,205	283,894	(6,311)
9/10/2013	Barclays Bank plc	429,852	EUR	554,459	544,171	(10,288)
9/10/2013	Deutsche Bank AG	495,000	EUR	638,492	625,769	(12,723)
9/11/2013	Deutsche Bank AG	1,516,100	EUR	1,955,613	1,947,279	(8,334)
9/12/2013	Barclays Bank plc	421,332	EUR	543,481	540,856	(2,625)
9/13/2013	JPMorgan Chase Bank N.A.	225,000	EUR	290,233	290,250	17
9/16/2013	Barclays Bank plc	1,201,923	EUR	1,550,441	1,556,070	5,629
9/17/2013	UBS AG	1,120,359	EUR	1,445,242	1,449,521	4,279
9/19/2013	Barclays Bank plc	281,896	EUR	363,648	371,341	7,693
9/24/2013	Barclays Bank plc	685,747	EUR	884,667	891,320	6,653
9/24/2013	Deutsche Bank AG	3,307,000	EUR	4,266,289	4,295,363	29,074
9/26/2013	Deutsche Bank AG	1,538,000	EUR	1,984,183	1,992,494	8,311
9/27/2013	Barclays Bank plc	3,630,000	EUR	4,683,136	4,723,538	40,402
9/30/2013	Deutsche Bank AG	4,440,000	EUR	5,728,319	5,732,362	4,043
9/30/2013	HSBC Bank plc	1,620,000	EUR	2,090,062	2,084,097	(5,965)
11/8/2012	Citibank N.A.	94,232,353	JPY	1,207,852	1,216,513	8,661
11/13/2012	Barclays Bank plc	92,567,000	JPY	1,186,553	1,199,987	13,434
11/14/2012	Barclays Bank plc	229,154,000	JPY	2,937,391	2,972,166	34,775
11/14/2012	Morgan Stanley & Co., Inc.	119,300,000	JPY	1,529,237	1,525,771	(3,466)
11/14/2012	UBS AG	93,849,000	JPY	1,202,995	1,218,739	15,744
11/16/2012	Deutsche Bank AG	306,357,000	JPY	3,927,073	4,011,851	84,778
11/19/2012	Barclays Bank plc	379,208,000	JPY	4,861,038	4,976,483	115,445
11/19/2012	HSBC Bank plc	79,941,000	JPY	1,024,758	1,047,308	22,550
11/19/2012	JPMorgan Chase Bank N.A.	152,982,000	JPY	1,961,064	2,002,251	41,187
11/19/2012	UBS AG	122,208,000	JPY	1,566,575	1,602,728	36,153
11/21/2012	Barclays Bank plc	425,961,000	JPY	5,460,447	5,597,385	136,938
12/27/2012	JPMorgan Chase Bank N.A.	109,471,259	JPY	1,403,975	1,416,737	12,762
1/7/2013	Deutsche Bank AG	296,207,000	JPY	3,799,463	3,896,127	96,664
1/10/2013	Citibank N.A.	44,450,000	JPY	570,182	582,645	12,463
1/11/2013	Barclays Bank plc	88,890,000	JPY	1,140,248	1,165,465	25,217
1/11/2013	UBS AG	44,440,000	JPY	570,060	582,247	12,187
1/15/2013	Barclays Bank plc	138,210,000	JPY	1,772,987	1,807,967	34,980
1/15/2013	Deutsche Bank AG	44,590,000	JPY	572,010	584,251	12,241
1/15/2013	HSBC Bank plc	139,260,000	JPY	1,786,456	1,820,392	33,936
1/15/2013	HSBC Bank plc	44,630,000	JPY	572,523	584,928	12,405
1/15/2013	UBS AG	109,940,000	JPY	1,410,333	1,437,274	26,941
1/28/2013	Barclays Bank plc	411,460,000	JPY	5,279,066	5,329,103	50,037
1/28/2013	Deutsche Bank AG	342,205,982	JPY	4,390,531	4,426,585	36,054
1/28/2013	HSBC Bank plc	443,025,359	JPY	5,684,052	5,726,283	42,231
1/28/2013	UBS AG	359,980,000	JPY	4,618,573	4,654,813	36,240
2/12/2013	HSBC Bank plc	157,477,000	JPY	2,020,784	2,058,523	37,739
2/12/2013	Morgan Stanley & Co., Inc.	133,761,000	JPY	1,716,454	1,747,904	31,450
2/15/2013	Deutsche Bank AG	46,833,020	JPY	600,993	606,441	5,448
2/15/2013	JPMorgan Chase Bank N.A.	55,150,000	JPY	707,722	714,656	6,934
2/15/2013	JPMorgan Chase Bank N.A.	31,950,000	JPY	410,004	414,018	4,014
2/22/2013	HSBC Bank plc	144,240,000	JPY	1,851,131	1,830,457	(20,674)
2/25/2013	JPMorgan Chase Bank N.A.	144,300,000	JPY	1,851,964	1,820,246	(31,718)
2/27/2013	Barclays Bank plc	358,900,000	JPY	4,606,270	4,584,824	(21,446)
3/1/2013	HSBC Bank plc	159,900,000	JPY	2,052,268	1,999,812	(52,456)
3/1/2013	JPMorgan Chase Bank N.A.	160,000,000	JPY	2,053,552	2,002,503	(51,049)

MIST-199

Met Investors Series Trust

Met/Templeton International Bond Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Settlement Date	Counterparty	Contracts to Deliver		Value at September 30, 2012	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
3/4/2013	UBS AG	178,400,000	JPY	$2,289,788	$2,225,896	$(63,892)
3/15/2013	Citibank N.A.	109,701,956	JPY	1,408,213	1,332,304	(75,909)
3/19/2013	Citibank N.A.	142,403,000	JPY	1,828,069	1,713,634	(114,435)
3/19/2013	Morgan Stanley & Co., Inc.	115,450,000	JPY	1,482,066	1,393,650	(88,416)
3/19/2013	Morgan Stanley & Co., Inc.	85,500,000	JPY	1,097,589	1,030,891	(66,698)
3/25/2013	Barclays Bank plc	86,066,450	JPY	1,104,935	1,034,676	(70,259)
4/22/2013	Barclays Bank plc	100,800,000	JPY	1,294,574	1,247,216	(47,358)
4/22/2013	Citibank N.A.	100,800,000	JPY	1,294,574	1,246,815	(47,759)
5/10/2013	Deutsche Bank AG	796,134,720	JPY	10,227,393	10,030,675	(196,718)
5/10/2013	Morgan Stanley & Co., Inc.	791,049,590	JPY	10,162,068	9,970,752	(191,316)
6/14/2013	Citibank N.A.	119,465,000	JPY	1,535,455	1,511,087	(24,368)
6/28/2013	Barclays Bank plc	481,311,000	JPY	6,187,415	6,079,462	(107,953)
7/2/2013	Barclays Bank plc	330,341,000	JPY	4,246,888	4,191,879	(55,009)
8/9/2013	Barclays Bank plc	105,370,000	JPY	1,355,497	1,346,065	(9,432)
8/9/2013	Citibank N.A.	105,400,000	JPY	1,355,883	1,346,827	(9,056)
8/12/2013	Deutsche Bank AG	105,370,000	JPY	1,355,564	1,350,343	(5,221)
8/19/2013	Deutsche Bank AG	186,225,000	JPY	2,396,026	2,378,489	(17,537)
8/19/2013	Deutsche Bank AG	151,899,000	JPY	1,954,377	1,940,048	(14,329)
8/20/2013	HSBC Bank plc	639,006,000	JPY	8,221,776	8,098,935	(122,841)
8/20/2013	JPMorgan Chase Bank N.A.	152,028,000	JPY	1,956,070	1,926,051	(30,019)
8/20/2013	UBS AG	305,946,000	JPY	3,936,457	3,885,769	(50,688)
8/22/2013	Barclays Bank plc	151,705,000	JPY	1,951,978	1,919,102	(32,876)
8/23/2013	Citibank N.A.	303,103,000	JPY	3,900,071	3,834,562	(65,509)
8/23/2013	Deutsche Bank AG	149,920,000	JPY	1,929,043	1,897,842	(31,201)
8/23/2013	HSBC Bank plc	300,880,000	JPY	3,871,467	3,810,633	(60,834)
8/26/2013	Barclays Bank plc	427,709,000	JPY	5,503,668	5,428,468	(75,200)
8/26/2013	JPMorgan Chase Bank N.A.	302,459,000	JPY	3,891,978	3,836,851	(55,127)
8/26/2013	UBS AG	350,622,000	JPY	4,511,730	4,444,442	(67,288)
8/27/2013	Deutsche Bank AG	256,658,000	JPY	3,302,675	3,281,064	(21,611)
8/27/2013	HSBC Bank plc	488,094,000	JPY	6,280,794	6,241,611	(39,183)
8/27/2013	JPMorgan Chase Bank N.A.	244,017,000	JPY	3,140,011	3,121,320	(18,691)
8/30/2013	JPMorgan Chase Bank N.A.	150,260,000	JPY	1,933,642	1,919,213	(14,429)
9/18/2013	Barclays Bank plc	109,297,635	JPY	1,406,955	1,401,252	(5,703)
9/30/2013	JPMorgan Chase Bank N.A.	66,105,000	JPY	851,119	853,601	2,482

Net Unrealized Appreciation						$2,222,811

Forward foreign cross-currency exchange contracts:

Settlement Date	Counterparty	Contracts to Buy		Contracts to Deliver		Net Unrealized Appreciation/ (Depreciation)
10/18/2012	Barclays Bank plc	4,236,000	NOK	537,666	EUR	$47,939
10/18/2012	Barclays Bank plc	4,253,000	NOK	539,824	EUR	48,131
10/29/2012	Barclays Bank plc	8,488,000	NOK	1,086,255	EUR	83,880
11/8/2012	UBS AG	17,891,400	NOK	2,270,194	EUR	200,358
2/11/2013	Deutsche Bank AG	4,666,000	PLN	1,080,218	EUR	45,607
2/11/2013	Barclays Bank plc	4,666,000	PLN	1,078,844	EUR	47,375
2/14/2013	Deutsche Bank AG	4,666,000	PLN	1,071,855	EUR	55,896
5/24/2013	Morgan Stanley & Co., Inc.	5,956,000	PLN	1,323,262	EUR	110,978
7/5/2013	Deutsche Bank AG	39,200,000	PLN	8,915,372	EUR	418,196
8/19/2013	Deutsche Bank AG	35,870,000	PLN	8,436,030	EUR	(20,081)
4/30/2013	Barclays Bank plc	261,920,000	SEK	29,026,431	EUR	2,261,847
5/6/2013	Deutsche Bank AG	14,943,320	SEK	1,655,770	EUR	128,942
5/7/2013	Morgan Stanley & Co., Inc.	15,023,913	SEK	1,667,008	EUR	126,586
6/28/2013	UBS AG	38,634,000	SEK	4,314,527	EUR	279,411

Net Unrealized Appreciation						$3,835,065

MIST-200

Met Investors Series Trust

Met/Templeton International Bond Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

(CLP)—	Chilean Peso
(EUR)—	Euro
(INR)—	Indian Rupee
(JPY)—	Japanese Yen
(KRW)—	South Korean Won
(MXN)—	Mexican Peso
(MYR)—	Malaysian Ringgit
(NOK)—	Norwegian Krone
(PHP)—	Philippine Peso
(PLN)—	Polish Zloty
(SEK)—	Swedish Krona
(SGD)—	Singapore Dollar

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2012:

Description	Level 1	Level 2	Level 3	Total
Total Foreign Bonds & Debt Securities*	$—	$912,231,241	$—	$912,231,241
Total Municipals	—	9,884,422	—	9,884,422
Short-Term Investments
Discount Notes	—	13,495,000	—	13,495,000
Mutual Fund	33,699,809	—	—	33,699,809
Repurchase Agreement	—	136,795,000	—	136,795,000
Total Short-Term Investments	33,699,809	150,290,000	—	183,989,809
Total Investments	$33,699,809	$1,072,405,663	$—	$1,106,105,472

Forward Contracts
Forward Foreign Currency Contracts (Unrealized Appreciation)	$—	$20,052,932	$—	$20,052,932
Forward Foreign Currency Contracts (Unrealized Depreciation)	—	(6,680,511)	—	(6,680,511)
Total Forward Contracts	$—	$13,372,421	$—	$13,372,421

*	See Schedule of Investments for additional detailed categorizations.

MIST-201

Met Investors Series Trust

MetLife Aggressive Strategy Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
Baillie Gifford International Stock Portfolio (Class A) (b)	4,854,371	$42,427,206
BlackRock Large Cap Value Portfolio (Class A) (b)	3,345,770	32,253,219
BlackRock Legacy Large Cap Growth Portfolio (Class A) (b)	1,489,180	42,888,393
Clarion Global Real Estate Portfolio (Class A) (a)	4,922,674	53,115,655
Davis Venture Value Portfolio (Class A) (b)	1,631,548	53,514,766
Dreman Small Cap Value Portfolio (Class A) (a)	1,457,303	21,174,615
Goldman Sachs Mid Cap Value Portfolio (Class A) (a)	1,578,449	21,372,193
Harris Oakmark International Portfolio (Class A) (a)	3,971,264	52,420,687
Invesco Small Cap Growth Portfolio (Class A) (a)	2,813,012	42,617,138
Janus Forty Portfolio (Class A) (a)	545,166	42,517,529
Jennison Growth Portfolio (Class A) (b)	5,417,138	64,355,596
Jennison Large Cap Equity Portfolio (formerly Rainier Large Cap Equity Portfolio) (Class A) (a)	3,652,356	32,177,254
Legg Mason ClearBridge Aggressive Growth Portfolio (Class A) (a)	4,631,408	42,794,208
Loomis Sayles Small Cap Growth Portfolio (Class A)* (b)	2,852,879	32,266,060
Met/Artisan Mid Cap Value Portfolio (Class A) (b)	111,760	21,298,049
Met/Dimensional International Small Company Portfolio (Class A) (b)	3,288,024	42,777,198
MFS® Emerging Markets Equity Portfolio (Class A) (a)	3,095,294	32,252,964
MFS® Research International Portfolio (Class A) (a)	5,468,704	53,374,549

Affiliated Investment Companies—(Continued)
MFS® Value Portfolio (Class A) (b)	3,922,874	$53,704,151
Morgan Stanley Mid Cap Growth Portfolio (Class A)* (a)	1,754,818	20,390,989
Neuberger Berman Genesis Portfolio (Class A) (b)	827,641	10,701,402
T. Rowe Price Large Cap Growth Portfolio (Class A) (b)	2,402,889	42,939,627
T. Rowe Price Large Cap Value Portfolio (Class A) (a)	2,244,523	53,644,093
T. Rowe Price Mid Cap Growth Portfolio (Class A) (a)	2,283,333	21,394,832
Third Avenue Small Cap Value Portfolio (Class A)* (a)	1,389,895	21,376,591
Turner Mid Cap Growth Portfolio (Class A) (a)	878,371	10,329,646
Van Eck Global Natural Resources Portfolio (Class A) (b)	3,242,341	41,955,896
Van Kampen Comstock Portfolio (Class A) (a)	6,056,510	64,320,139

Total Mutual Funds (Cost $946,070,763)		1,066,354,645

Total Investments—100.0% (Cost $946,070,763#)		1,066,354,645
Other assets and liabilities (net)—0.0%		(363,810)

Net Assets—100.0%		$1,065,990,835

#	As of September 30, 2012, the aggregate cost of investments was $946,070,763. The aggregate unrealized appreciation and depreciation of investments were $125,241,580 and $(4,957,698), respectively, resulting in net unrealized appreciation of $120,283,882.
*	Non-income producing security.
(a)	A Portfolio of Met Investors Series Trust.
(b)	A Portfolio of Metropolitan Series Fund.

Transactions in Securities of Affiliated Issuers:

The Portfolio does not invest in the Underlying Portfolios for the purpose of exercising control; however, investments by the Portfolio within its principal investment strategies may represent a significant portion of the Underlying Portfolio’s net assets. Transactions in the Underlying Portfolios for the period ended September 30, 2012 were as follows:

Underlying Portfolio (Class A)	Number of Shares Held at December 31, 2011	Shares Purchased	Shares Sold	Number of Shares Held at September 30, 2012
Baillie Gifford International Stock	2,358,034	2,499,358	(3,021)	4,854,371
BlackRock Large Cap Value	3,050,939	606,972	(312,141)	3,345,770
BlackRock Legacy Large Cap Growth	1,560,577	13,357	(84,754)	1,489,180
Clarion Global Real Estate	5,492,187	135,794	(705,307)	4,922,674
Davis Venture Value	1,744,887	14,892	(128,231)	1,631,548
Dreman Small Cap Value	1,510,886	17,534	(71,117)	1,457,303
Goldman Sachs Mid Cap Value	1,687,514	14,681	(123,746)	1,578,449
Harris Oakmark International	4,786,245	152,656	(967,637)	3,971,264
Invesco Small Cap Growth	2,886,114	180,903	(254,005)	2,813,012
Janus Forty	637,861	2,554	(95,249)	545,166
Jennison Growth	5,036,240	930,493	(549,595)	5,417,138
Jennison Large Cap Equity (formerly Rainier Large Cap Equity)	3,941,048	19,588	(308,280)	3,652,356
Legg Mason ClearBridge Aggressive Growth	5,345,269	11,001	(724,862)	4,631,408
Loomis Sayles Small Cap Growth	3,020,358	6,475	(173,954)	2,852,879

MIST-202

Met Investors Series Trust

MetLife Aggressive Strategy Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Underlying Portfolio (Class A)	Number of Shares Held at December 31, 2011	Shares Purchased	Shares Sold	Number of Shares Held at September 30, 2012
Met/Artisan Mid Cap Value	118,374	1,259	(7,873)	111,760
Met/Dimensional International Small Company	2,791,109	515,108	(18,193)	3,288,024
MFS® Emerging Markets Equity	3,020,878	93,754	(19,338)	3,095,294
MFS® Research International	6,380,757	239,885	(1,151,938)	5,468,704
MFS® Value	4,308,814	139,114	(525,054)	3,922,874
Morgan Stanley Mid Cap Growth	70,171	1,759,396	(74,749)	1,754,818
Neuberger Berman Genesis	875,507	5,999	(53,865)	827,641
T. Rowe Price Large Cap Growth	2,781,486	4,604	(383,201)	2,402,889
T. Rowe Price Large Cap Value	2,477,609	41,527	(274,613)	2,244,523
T. Rowe Price Mid Cap Growth	2,015,402	307,757	(39,826)	2,283,333
Third Avenue Small Cap Value	1,443,237	10,191	(63,533)	1,389,895
Turner Mid Cap Growth	2,233,939	665,906	(2,021,474)	878,371
Van Eck Global Natural Resources	2,740,707	570,172	(68,538)	3,242,341
Van Kampen Comstock	6,688,265	99,726	(731,481)	6,056,510

Underlying Portfolio (Class A)	Net Realized Gain/(Loss) on Sales of Underlying Portfolios	Capital Gain Distributions from Underlying Portfolios	Dividend Income from Underlying Portfolios	Ending Value as of September 30, 2012
Baillie Gifford International Stock	$4,814	$—	$283,567	$42,427,206
BlackRock Large Cap Value	748,860	5,135,418	527,233	32,253,219
BlackRock Legacy Large Cap Growth	(67,286)	—	131,962	42,888,393
Clarion Global Real Estate	(2,151,482)	—	1,277,112	53,115,655
Davis Venture Value	(491,186)	—	451,470	53,514,766
Dreman Small Cap Value	86,553	—	181,788	21,174,615
Goldman Sachs Mid Cap Value	(24,045)	—	182,706	21,372,193
Harris Oakmark International	(1,817,159)	—	1,157,496	52,420,687
Invesco Small Cap Growth	143,320	2,650,803	—	42,617,138
Janus Forty	2,205,708	—	190,402	42,517,529
Jennison Growth	2,773,543	10,793,987	153,204	64,355,596
Jennison Large Cap Equity (formerly Rainier Large Cap Equity)	901,679	—	146,720	32,177,254
Legg Mason ClearBridge Aggressive Growth	709,945	—	91,777	42,794,208
Loomis Sayles Small Cap Growth	(37,350)	—	—	32,266,060
Met/Artisan Mid Cap Value	53,603	—	212,629	21,298,049
Met/Dimensional International Small Company	46,874	3,850,164	1,014,706	42,777,198
MFS® Emerging Markets Equity	(4,250)	—	312,361	32,252,964
MFS® Research International	(4,095,497)	—	1,327,209	53,374,549
MFS® Value	2,214,844	749,304	1,052,301	53,704,151
Morgan Stanley Mid Cap Growth	(13,397)	—	—	20,390,989
Neuberger Berman Genesis	109,010	—	39,638	10,701,402
T. Rowe Price Large Cap Growth	2,414,720	—	53,023	42,939,627
T. Rowe Price Large Cap Value	(545,575)	—	919,648	53,644,093
T. Rowe Price Mid Cap Growth	141,204	2,628,269	—	21,394,832
Third Avenue Small Cap Value	26,513	—	—	21,376,591
Turner Mid Cap Growth	1,895,492	4,936,984	—	10,329,646
Van Eck Global Natural Resources	255,542	2,784,173	—	41,955,896
Van Kampen Comstock	(1,597,233)	—	1,006,168	64,320,139

	$3,887,764	$33,529,102	$10,713,120	$1,066,354,645

MIST-203

Met Investors Series Trust

MetLife Aggressive Strategy Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2012:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$1,066,354,645	$—	$—	$1,066,354,645
Total Investments	$1,066,354,645	$—	$—	$1,066,354,645

MIST-204

Met Investors Series Trust

MetLife Balanced Plus Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Mutual Funds—69.1% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—69.1%
Baillie Gifford International Stock Portfolio (Class A) (a)	20,366,307	$178,001,520
BlackRock Bond Income Portfolio (Class A) (a)	5,245,437	597,665,096
BlackRock High Yield Portfolio (Class A) (b)	9,547,594	82,204,783
BlackRock Legacy Large Cap Growth Portfolio (Class A) (a)	1,426,272	41,076,639
Clarion Global Real Estate Portfolio (Class A) (b)	7,633,412	82,364,518
Dreman Small Cap Value Portfolio (Class A) (b)	6,941,467	100,859,510
Goldman Sachs Mid Cap Value Portfolio (Class A) (b)	9,127,065	123,580,464
Harris Oakmark International Portfolio (Class A) (b)	20,853,548	275,266,832
Invesco Small Cap Growth Portfolio (Class A) (b)	6,786,506	102,815,559
Legg Mason ClearBridge Aggressive Growth Portfolio (Class A) (b)	4,571,089	42,236,866
Met/Artisan Mid Cap Value Portfolio (Class A) (a)	210,911	40,193,340
Met/Dimensional International Small Company Portfolio (Class A) (a)	6,166,566	80,227,024
Met/Eaton Vance Floating Rate Portfolio (Class A) (b)	7,504,652	79,249,122
Met/Franklin Low Duration Total Return Portfolio (Class A) (b)	19,173,800	192,504,949
Met/Templeton International Bond Portfolio (Class A) (b)	10,439,940	119,537,317
MFS® Emerging Markets Equity Portfolio (Class A) (b)	7,625,121	79,453,761
MFS® Research International Portfolio (Class A) (b)	26,033,715	254,089,061
MFS® Value Portfolio (Class A) (a)	3,073,441	42,075,413
Morgan Stanley Mid Cap Growth Portfolio (Class A)* (b)	3,314,386	38,513,165
Neuberger Berman Genesis Portfolio (Class A) (a)	3,108,255	40,189,735
PIMCO Inflation Protected Bond Portfolio (Class A) (b)	10,305,033	120,981,082
PIMCO Total Return Portfolio (Class A) (b)	47,302,678	602,636,119
T. Rowe Price Small Cap Growth Mutual Fund (a)	5,711,527	98,638,064
Third Avenue Small Cap Value Portfolio (Class A)* (b)	6,622,672	101,856,693
Van Eck Global Natural Resources Portfolio (Class A) (a)	6,261,806	81,027,768
Van Kampen Comstock Portfolio (Class A) (b)	3,958,128	42,035,322
Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (a)	14,760,261	202,805,985
Western Asset Management U.S. Government Portfolio (Class A) (a)	15,703,447	193,937,574

Total Mutual Funds (Cost $3,887,666,695)		4,036,023,281

U.S. Treasury & Government Agencies—22.1%
Security Description	Par Amount	Value

Federal Agencies—1.6%
Federal Home Loan Mortgage Corp. 1.750%, 05/30/19	$36,000,000	$37,338,516
2.375%, 01/13/22	10,500,000	11,037,905
6.250%, 07/15/32	30,000,000	45,427,680

		93,804,101

U.S. Treasury—20.5%
U.S. Treasury Bonds 8.000%, 11/15/21	57,700,000	90,386,184
6.250%, 08/15/23	88,000,000	127,710,000
6.375%, 08/15/27	27,700,000	42,506,509
5.375%, 02/15/31	14,600,000	21,119,820
4.500%, 05/15/38	9,000,000	12,076,875
4.500%, 08/15/39	25,000,000	33,652,350
4.375%, 05/15/40	7,100,000	9,394,187
4.250%, 11/15/40 (c)	154,800,000	201,022,351
4.375%, 05/15/41 (c)	118,100,000	156,500,923
3.750%, 08/15/41 (c)	70,600,000	84,422,139
3.125%, 11/15/41	50,900,000	54,232,372
3.125%, 02/15/42	44,000,000	46,811,864
3.000%, 05/15/42	3,000,000	3,111,093
U.S. Treasury Notes 0.375%, 06/30/13	40,000,000	40,065,640
1.375%, 02/28/19	54,000,000	55,544,076
3.500%, 05/15/20	12,000,000	14,052,192
3.625%, 02/15/21 (c)	137,600,000	162,916,336
U.S. Treasury Principal Strips Zero Coupon 11/15/27 (d) (e)	39,600,000	27,356,195
Zero Coupon 05/15/39 (d) (e)	6,700,000	3,084,198
Zero Coupon 02/15/41 (d) (e)	24,000,000	10,341,264

		1,196,306,568

Total U.S. Treasury & Government Agencies (Cost $1,243,585,428)		1,290,110,669

Domestic Bonds & Debt Securities—0.1%

Capital Markets—0.0%
Morgan Stanley 2.052%, 01/24/14 (f)	500,000	501,836

Diversified Financial Services—0.0%
Bank of America Corp. 1.867%, 01/30/14 (f)	1,000,000	1,007,499
Citigroup, Inc. 1.906%, 01/13/14 (f)	1,000,000	1,008,533

		2,016,032

Machinery—0.1%
Vessel Management Services, Inc. 3.432%, 08/15/36	3,936,000	4,109,420

Total Domestic Bonds & Debt Securities (Cost $6,461,255)		6,627,288

MIST-205

Met Investors Series Trust

MetLife Balanced Plus Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Municipals—0.0%

Security Description	Par Amount/ Contracts	Value
New Mexico State Hospital Equipment Loan Council Hospital Revenue 5.000%, 08/01/42 (Cost $1,097,590)	$1,000,000	$1,101,800

Mortgage-Backed Securities—0.0%

Commercial Mortgage-Backed Securities—0.0%
JPMorgan Chase Commercial Mortgage Securities Corp. 4.106%, 07/15/46 (144A)	100,000	113,068

Total Mortgage-Backed Securities (Cost $101,000)		113,068

Purchased Options—0.0%

Put Options—0.0%
S&P 500 Index, Strike Price USD 525 Expires 12/20/12	368,250	18,413
S&P 500 Index, Strike Price USD 550 Expires 12/20/12	191,750	9,588
S&P 500 Index, Strike Price USD 675 Expires 12/20/12	207,000	10,350
S&P 500 Index, Strike Price USD 700 Expires 12/20/12	387,250	19,362
S&P 500 Index, Strike Price USD 750 Expires 12/20/12	5,750	575

Total Purchased Options (Cost $127,925)		58,288

Short-Term Investments—9.6%

Discount Notes—2.7%
Fannie Mae Discount Notes 0.155%, 02/27/13 (d)	5,200,000	5,196,664
0.180%, 08/01/13 (d)	22,000,000	21,966,560
Federal Home Loan Bank Discount Notes 0.107%, 11/30/12 (d)	17,000,000	16,994,900
Freddie Mac Discount Notes 0.170%, 02/11/13 (d)	4,300,000	4,297,299
0.160%, 02/19/13 (d)	87,800,000	87,744,979
0.160%, 02/19/13 (d)	4,900,000	4,896,642
0.175%, 02/25/13 (d)	4,900,000	4,896,499
0.150%, 02/26/13 (d)	4,300,000	4,297,348
0.140%, 03/05/13 (d)	4,900,000	4,897,046

		155,187,937

U.S. Treasury—6.3%
U.S. Treasury Bills 0.120%, 01/24/13 (d)	7,600,000	7,597,087
0.115%, 02/28/13 (d)	51,000,000	50,975,562
0.132%, 03/07/13 (d)	59,900,000	59,865,387
0.134%, 03/07/13 (c) (d)	135,000,000	134,920,519
0.135%, 03/28/13 (d)	8,900,000	8,894,059
0.169%, 08/22/13 (c) (d)	64,600,000	64,499,936
0.165%, 09/19/13 (d)	28,000,000	27,954,698
0.172%, 09/19/13 (d)	11,800,000	11,780,041

		366,487,289

Commercial Paper—0.1%
Santander Consumer Bank SA 3.075%, 10/01/13 (d)	$4,200,000	$4,068,353

Repurchase Agreements—0.5%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/28/12 at 0.010% to be repurchased at $2,990,002 on 10/01/12, collateralized by $2,860,000 U.S. Treasury Note at 2.500% due 03/31/15 with a value of $3,053,050.	2,990,000	2,990,000
Goldman Sons & Co. Repurchase Agreement dated 09/28/12 at 0.210% to be repurchased at $4,100,072 on 10/01/12, collateralized by $5,145,000 Federal Home Loan Mortgage Corp. at 4.500% due 02/01/41 with a value of $4,239,694.	4,100,000	4,100,000
JPMorgan Securities, Inc. Repurchase Agreement dated 09/28/12 at 0.260% to be repurchased at $24,100,522 on 10/01/12, collateralized by $24,244,000 U.S. Treasury Note at 1.250% due 03/15/14 with a value of $24,620,437.	24,100,000	24,100,000

		31,190,000

Total Short-Term Investments (Cost $556,933,579)		556,933,579

Total Investments—100.9% (Cost $5,695,973,472#)		5,890,967,973
Other assets and liabilities (net)—(0.9)%		(52,152,015)

Net Assets—100.0%		$5,838,815,958

#	As of September 30, 2012, the aggregate cost of investments was $5,695,973,472. The aggregate unrealized appreciation and depreciation of investments were $208,478,615 and $(13,484,114), respectively, resulting in net unrealized appreciation of $194,994,501.
*	Non-income producing security.
(a)	A Portfolio of Metropolitan Series Fund.
(b)	A Portfolio of Met Investors Series Trust.
(c)	All or a portion of the security was pledged as collateral against open futures contracts. At period end, the value of the securities pledged amounted to $116,089,507.
(d)	The rate shown represents the discount rate at the time of purchase by the Portfolio.
(e)	Principal only security.
(f)	Variable or floating rate security. The stated rate represents the rate at September 30, 2012. Maturity date shown for callable securities reflects the earliest possible call date.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2012, the market value of 144A securities was $113,068, which is 0.0% of net assets.

MIST-206

Met Investors Series Trust

MetLife Balanced Plus Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Futures Contracts

The futures contracts outstanding as of September 30, 2012 were as follows:

Futures Contracts-Long	Exchange	Expiration Date	Number of Contracts	Contract Amount	Valuation as of September 30, 2012	Unrealized Appreciation
S&P 500 E-Mini Index Futures	CME Index & Options Market	12/21/2012	30,764	$2,187,316,761	$2,206,086,440	$18,769,679
U.S. Treasury Bond 30 Year Futures	Chicago Board of Trade	12/19/2012	533	79,425,626	79,616,876	191,250

Net Unrealized Appreciation						$18,960,929

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts to buy:

Settlement Date	Counterparty	Contracts to Buy		Value at September 30, 2012	In Exchange for U.S.$	Net Unrealized Appreciation
12/4/2012	Barclays Bank plc	5,725,440	BRL	$2,802,924	$2,800,000	$2,924
12/4/2012	UBS AG	12,667,840	BRL	6,201,619	6,200,000	1,619

Net Unrealized Appreciation						$4,543

(BRL)—	Brazilian Real

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2012:

Description	Level 1	Level 2	Level 3	Total
Total Mutual Funds*	$4,036,023,281	$—	$—	$4,036,023,281
Total U.S. Treasury & Government Agencies*	—	1,290,110,669	—	1,290,110,669
Total Domestic Bonds & Debt Securities*	—	6,627,288	—	6,627,288
Total Municipals	—	1,101,800	—	1,101,800
Total Mortgage-Backed Securities*	—	113,068	—	113,068
Total Purchased Options	58,288	—	—	58,288
Short-Term Investments
Discount Notes	—	155,187,937	—	155,187,937
U.S. Treasury	—	366,487,289	—	366,487,289
Commercial Paper	—	4,068,353	—	4,068,353
Repurchase Agreements	—	31,190,000	—	31,190,000
Total Short-Term Investments	—	556,933,579	—	556,933,579
Total Investments	$4,036,081,569	$1,854,886,404	$—	$5,890,967,973

MIST-207

Met Investors Series Trust

MetLife Balanced Plus Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Forward Contracts
Forward Foreign Currency Contracts (Unrealized Appreciation)	$—	$4,543	$—	$4,543
Total Forward Contracts	$—	$4,543	$—	$4,543
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$18,960,929	$—	$—	$18,960,929
Total Futures Contracts	$18,960,929	$—	$—	$18,960,929

*	See Schedule of Investments for additional detailed categorizations.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2011	Change in Unrealized Appreciation/ (Depreciation)	Transfers out of Level 3	Balance as of September 30, 2012	Change in Unrealized Appreciation/ (Depreciation) from investments still held at September 30, 2012
Domestic Bonds & Debt Securities
Machinery	$4,139,274	$—	$(4,139,274)	$—	$—

Domestic Bonds & Debt Securities in the amount of $4,139,274 were transferred out of Level 3 due to the initiation of a vendor or broker providing prices that are based on market activity for significant observable inputs.

MIST-208

Met Investors Series Trust

MetLife Balanced Strategy Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
Baillie Gifford International Stock Portfolio (Class A) (b)	35,041,775	$306,265,115
BlackRock Bond Income Portfolio (Class A) (b)	5,367,166	611,534,883
BlackRock High Yield Portfolio (Class A) (a)	11,964,394	103,013,429
BlackRock Large Cap Value Portfolio (Class A) (b)	42,030,743	405,176,360
BlackRock Legacy Large Cap Growth Portfolio (Class A) (b)	7,183,231	206,877,040
Clarion Global Real Estate Portfolio (Class A) (a)	19,024,062	205,269,632
Davis Venture Value Portfolio (Class A) (b)	15,758,368	516,874,480
Goldman Sachs Mid Cap Value Portfolio (Class A) (a)	15,209,690	205,939,203
Harris Oakmark International Portfolio (Class A) (a)	30,866,113	407,432,687
Invesco Small Cap Growth Portfolio (Class A) (a)	27,124,441	410,935,282
Janus Forty Portfolio (Class A) (a)	2,631,359	205,219,677
Jennison Growth Portfolio (Class A) (b)	17,413,883	206,876,934
Jennison Large Cap Equity Portfolio (formerly Rainier Large Cap Equity Portfolio) (Class A) (a)	23,482,061	206,876,960
Legg Mason ClearBridge Aggressive Growth Portfolio (Class A) (a)	22,337,935	206,402,516
Lord Abbett Bond Debenture Portfolio (Class A) (a)	7,874,101	103,229,458
Met/Artisan Mid Cap Value Portfolio (Class A) (b)	538,803	102,679,684
Met/Dimensional International Small Company Portfolio (Class A) (b)	15,652,855	203,643,645
Met/Eaton Vance Floating Rate Portfolio (Class A) (a)	19,361,443	204,456,835
Met/Franklin Low Duration Total Return Portfolio (Class A) (a)	20,186,363	202,671,083
Met/Templeton International Bond Portfolio (Class A) (a)	27,101,756	310,315,104
MFS® Emerging Markets Equity Portfolio (Class A) (a)	9,863,689	102,779,644
MFS® Research International Portfolio (Class A) (a)	42,142,113	411,307,025

Affiliated Investment Companies—(Continued)
MFS® Value Portfolio (Class A) (b)	44,081,295	$603,472,926
Neuberger Berman Genesis Portfolio (Class A) (b)	15,984,161	206,675,196
PIMCO Inflation Protected Bond Portfolio (Class A) (a)	26,032,157	305,617,521
PIMCO Total Return Portfolio (Class A) (a)	80,622,061	1,027,125,061
Pioneer Fund Portfolio (Class A) (a)	7,128,771	103,438,473
T. Rowe Price Large Cap Growth Portfolio (Class A) (b)	11,576,778	206,877,021
T. Rowe Price Large Cap Value Portfolio (Class A) (a)	17,307,840	413,657,369
T. Rowe Price Mid Cap Growth Portfolio (Class A) (a)	21,956,899	205,736,146
Third Avenue Small Cap Value Portfolio (Class A)* (a)	13,410,164	206,248,315
Van Eck Global Natural Resources Portfolio (Class A) (b)	15,747,687	203,775,070
Van Kampen Comstock Portfolio (Class A) (a)	38,956,863	413,721,889
Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (b)	7,479,024	102,761,794
Western Asset Management U.S. Government Portfolio (Class A) (b)	32,758,075	404,562,229

Total Mutual Funds (Cost $9,301,726,421)		10,249,445,686

Total Investments—100.0% (Cost $9,301,726,421#)		10,249,445,686
Other assets and liabilities (net)—0.0%		(2,618,710)

Net Assets—100.0%		$10,246,826,976

*	Non-income producing security.
#	As of September 30, 2012, the aggregate cost of investments was $9,301,726,421. The aggregate unrealized appreciation and depreciation of investments were $979,309,153 and $(31,589,888), respectively, resulting in net unrealized appreciation of $947,719,265.
(a)	A Portfolio of Met Investors Series Trust.
(b)	A Portfolio of Metropolitan Series Fund.

Transactions in Securities of Affiliated Issuers

The Portfolio does not invest in the Underlying Portfolios for the purpose of exercising control; however, investments by the Portfolio within its principal investment strategies may represent a significant portion of the Underlying Portfolio’s net assets. Transactions in the Underlying Portfolios for the period ended September 30, 2012 were as follows:

Underlying Portfolio (Class A)	Number of Shares Held at December 31, 2011	Shares Purchased	Shares Sold	Number of Shares Held at September 30, 2012
Baillie Gifford International Stock	11,467,679	23,574,115	(19)	35,041,775
BlackRock Bond Income	5,462,578	216,067	(311,479)	5,367,166
BlackRock High Yield	12,155,578	1,108,330	(1,299,514)	11,964,394
BlackRock Large Cap Value	28,846,011	14,209,118	(1,024,386)	42,030,743
BlackRock Legacy Large Cap Growth	7,346,787	146,992	(310,548)	7,183,231
Clarion Global Real Estate	20,373,190	499,752	(1,848,880)	19,024,062

MIST-209

Met Investors Series Trust

MetLife Balanced Strategy Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Underlying Portfolio (Class A)	Number of Shares Held at December 31, 2011	Shares Purchased	Shares Sold	Number of Shares Held at September 30, 2012
Davis Venture Value	16,157,613	153,011	(552,256)	15,758,368
Goldman Sachs Mid Cap Value*	15,835,481	155,389	(781,180)	15,209,690
Harris Oakmark International	38,474,999	986,267	(8,595,153)	30,866,113
Invesco Small Cap Growth*	27,257,861	1,705,150	(1,838,570)	27,124,441
Janus Forty	3,002,136	12,358	(383,135)	2,631,359
Jennison Growth	16,235,745	2,956,047	(1,777,909)	17,413,883
Jennison Large Cap Equity (formerly Rainier Large Cap Equity)	24,660,423	113,473	(1,291,835)	23,482,061
Legg Mason ClearBridge Aggressive Growth	25,249,604	52,039	(2,963,708)	22,337,935
Lord Abbett Bond Debenture	7,964,044	616,903	(706,846)	7,874,101
Met/Artisan Mid Cap Value	555,482	5,394	(22,073)	538,803
Met/Dimensional International Small Company*	13,545,599	2,111,183	(3,927)	15,652,855
Met/Eaton Vance Floating Rate	19,482,644	825,676	(946,877)	19,361,443
Met/Franklin Low Duration Total Return	20,214,033	584,097	(611,767)	20,186,363
Met/Templeton International Bond*	25,592,762	2,908,324	(1,399,330)	27,101,756
MFS® Emerging Markets Equity	9,822,892	116,156	(75,359)	9,863,689
MFS® Research International	50,130,245	2,344,364	(10,332,496)	42,142,113
MFS® Value	40,528,161	5,037,915	(1,484,781)	44,081,295
Morgan Stanley Mid Cap Growth	1,274,520	168,259	(1,442,779)	—
Neuberger Berman Genesis	16,372,662	61,421	(449,922)	15,984,161
PIMCO Inflation Protected Bond	25,474,188	2,617,371	(2,059,402)	26,032,157
PIMCO Total Return	100,153,508	3,536,297	(23,067,744)	80,622,061
Pioneer Fund	7,101,593	158,780	(131,602)	7,128,771
T. Rowe Price Large Cap Growth	12,924,761	15,504	(1,363,487)	11,576,778
T. Rowe Price Large Cap Value	18,332,740	314,491	(1,339,391)	17,307,840
T. Rowe Price Mid Cap Growth	19,251,964	2,993,561	(288,626)	21,956,899
Third Avenue Small Cap Value	13,881,957	25,628	(497,421)	13,410,164
Van Eck Global Natural Resources	13,377,233	2,550,890	(180,436)	15,747,687
Van Kampen Comstock	41,388,761	636,731	(3,068,629)	38,956,863
Western Asset Management Strategic Bond Opportunities	7,784,655	295,512	(601,143)	7,479,024
Western Asset Management U.S. Government	32,895,708	1,042,632	(1,180,265)	32,758,075

*	The Portfolio had ownership of at least 25% of the outstanding voting securities of the Underlying Portfolio as of September 30, 2012. The most recent Annual Report of the Underlying Portfolio is available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

Underlying Portfolio (Class A)	Net Realized Gain/(Loss) on Sales of Underlying Portfolios	Capital Gain Distributions from Underlying Portfolios	Dividend Income from Underlying Portfolios	Ending Value as of September 30, 2012
Baillie Gifford International Stock	$19	$—	$1,361,301	$306,265,115
BlackRock Bond Income	4,493,601	4,021,311	16,687,077	611,534,883
BlackRock High Yield	2,174,944	1,356,438	7,647,534	103,013,429
BlackRock Large Cap Value	3,530,473	49,143,190	5,045,329	405,176,360
BlackRock Legacy Large Cap Growth	(199,327)	—	629,400	206,877,040
Clarion Global Real Estate	(12,374,921)	—	4,847,817	205,269,632
Davis Venture Value	495,352	—	4,295,496	516,874,480
Goldman Sachs Mid Cap Value	348,947	—	1,729,907	205,939,203
Harris Oakmark International	(8,565,049)	—	9,217,062	407,432,687
Invesco Small Cap Growth	2,684,729	25,309,548	—	410,935,282
Janus Forty	9,262,850	—	914,758	205,219,677
Jennison Growth	9,023,611	34,641,524	491,686	206,876,934
Jennison Large Cap Equity (formerly Rainier Large Cap Equity)	3,964,873	—	935,296	206,876,960
Legg Mason ClearBridge Aggressive Growth	3,457,716	—	439,488	206,402,516
Lord Abbett Bond Debenture	100,639	—	7,685,742	103,229,458
Met/Artisan Mid Cap Value	1,712,204	—	1,014,348	102,679,684
Met/Dimensional International Small Company	12,327	18,550,185	4,888,875	203,643,645
Met/Eaton Vance Floating Rate	289,482	593,031	7,384,099	204,456,835
Met/Franklin Low Duration Total Return	(80,544)	—	4,401,251	202,671,083
Met/Templeton International Bond	1,395,786	—	31,791,664	310,315,104

MIST-210

Met Investors Series Trust

MetLife Balanced Strategy Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Underlying Portfolio (Class A)	Net Realized Gain/(Loss) on Sales of Underlying Portfolios	Capital Gain Distributions from Underlying Portfolios	Dividend Income from Underlying Portfolios	Ending Value as of September 30, 2012
MFS® Emerging Markets Equity	$376,381	$—	$1,005,059	$102,779,644
MFS® Research International	(41,863,685)	—	10,538,456	411,307,025
MFS® Value	6,648,378	7,171,788	10,071,856	603,472,926
Morgan Stanley Mid Cap Growth	(648,470)	—	—	—
Neuberger Berman Genesis	931,838	—	750,711	206,675,196
PIMCO Inflation Protected Bond	1,213,891	18,489,326	10,075,159	305,617,521
PIMCO Total Return	26,198,165	—	41,553,619	1,027,125,061
Pioneer Fund	(84,641)	—	1,553,166	103,438,473
T. Rowe Price Large Cap Growth	1,701,834	—	255,077	206,877,021
T. Rowe Price Large Cap Value	(8,141,488)	—	6,958,873	413,657,369
T. Rowe Price Mid Cap Growth	544,215	25,042,220	—	205,736,146
Third Avenue Small Cap Value	(184,094)	—	—	206,248,315
Van Eck Global Natural Resources	639,429	13,353,540	—	203,775,070
Van Kampen Comstock	(547,628)	—	6,400,344	413,721,889
Western Asset Management Strategic Bond Opportunities	359,353	—	3,779,829	102,761,794
Western Asset Management U.S. Government	116,339	—	8,492,814	404,562,229

	$8,987,529	$197,672,101	$212,843,093	$10,249,445,686

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2012:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$10,249,445,686	$—	$—	$10,249,445,686
Total Investments	$10,249,445,686	$—	$—	$10,249,445,686

MIST-211

Met Investors Series Trust

MetLife Defensive Strategy Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
Baillie Gifford International Stock Portfolio (Class A) (b)	6,790,441	$59,348,455
BlackRock Bond Income Portfolio (Class A) (b)	2,836,155	323,151,499
BlackRock High Yield Portfolio (Class A) (a)	6,822,659	58,743,094
BlackRock Large Cap Value Portfolio (Class A) (b)	9,221,212	88,892,485
BlackRock Legacy Large Cap Growth Portfolio (Class A) (b)	2,050,410	59,051,818
Clarion Global Real Estate Portfolio (Class A) (a)	2,708,849	29,228,476
Davis Venture Value Portfolio (Class A) (b)	1,795,623	58,896,447
Goldman Sachs Mid Cap Value Portfolio (Class A) (a)	2,158,933	29,231,953
Harris Oakmark International Portfolio (Class A) (a)	4,387,888	57,920,126
Invesco Small Cap Growth Portfolio (Class A) (a)	1,926,177	29,181,578
Jennison Large Cap Equity Portfolio (formerly Rainier Large Cap Equity Portfolio) (Class A) (a)	3,346,851	29,485,759
Lord Abbett Bond Debenture Portfolio (Class A) (a)	2,246,464	29,451,144
Met/Artisan Mid Cap Value Portfolio (Class A) (b)	152,962	29,149,980
Met/Eaton Vance Floating Rate Portfolio (Class A) (a)	5,554,506	58,655,584
Met/Franklin Low Duration Total Return Portfolio (Class A) (a)	11,665,681	117,123,442
Met/Templeton International Bond Portfolio (Class A) (a)	7,733,512	88,548,715
MFS® Research International Portfolio (Class A) (a)	6,041,902	58,968,959
MFS® Value Portfolio (Class A) (b)	8,662,356	118,587,660
Neuberger Berman Genesis Portfolio (Class A) (b)	4,531,432	58,591,419

Affiliated Investment Companies—(Continued)
PIMCO Inflation Protected Bond Portfolio (Class A) (a)	20,012,636	$234,948,346
PIMCO Total Return Portfolio (Class A) (a)	48,415,806	616,817,364
Pioneer Fund Portfolio (Class A) (a)	6,094,952	88,437,750
T. Rowe Price Large Cap Growth Portfolio (Class A) (b)	1,653,560	29,549,119
T. Rowe Price Large Cap Value Portfolio (Class A) (a)	3,707,294	88,604,317
Third Avenue Small Cap Value Portfolio (Class A)* (a)	1,905,053	29,299,719
Van Eck Global Natural Resources Portfolio (Class A) (b)	2,261,978	29,269,993
Van Kampen Comstock Portfolio (Class A) (a)	8,371,665	88,907,083
Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (b)	4,277,279	58,769,808
Western Asset Management U.S. Government Portfolio (Class A) (b)	23,778,508	293,664,568

Total Mutual Funds (Cost $2,690,596,241)		2,940,476,660

Total Investments—100.0% (Cost $2,690,596,241#)		2,940,476,660
Other assets and liabilities (net)—0.0%		(809,904)

Net Assets—100.0%		$2,939,666,756

*	Non-income producing security.
#	As of September 30, 2012, the aggregate cost of investments was $2,690,596,241. The aggregate unrealized appreciation and depreciation of investments were $253,234,075 and $(3,353,656), respectively, resulting in net unrealized appreciation of $249,880,419.
(a)	A Portfolio of Met Investors Series Trust.
(b)	A Portfolio of Metropolitan Series Fund.

Transactions in Securities of Affiliated Issuers:

The Portfolio does not invest in the Underlying Portfolios for the purpose of exercising control; however, investments by the Portfolio within its principal investment strategies may represent a significant portion of the Underlying Portfolio’s net assets. Transactions in the Underlying Portfolios for the period ended September 30, 2012 were as follows:

Underlying Portfolio (Class A)	Number of Shares Held at December 31, 2011	Shares Purchased	Shares Sold	Number of Shares Held at September 30, 2012
Baillie Gifford International Stock	3,379,847	3,673,029	(262,435)	6,790,441
BlackRock Bond Income	2,857,891	119,386	(141,122)	2,836,155
BlackRock High Yield	6,718,993	618,683	(515,017)	6,822,659
BlackRock Large Cap Value	5,405,542	4,365,055	(549,385)	9,221,212
BlackRock Legacy Large Cap Growth	2,168,160	111,894	(229,644)	2,050,410
Clarion Global Real Estate	2,961,336	103,693	(356,180)	2,708,849
Davis Venture Value	1,864,667	69,698	(138,742)	1,795,623
Goldman Sachs Mid Cap Value	2,302,401	99,325	(242,793)	2,158,933
Harris Oakmark International	4,550,784	536,489	(699,385)	4,387,888
Invesco Small Cap Growth	1,954,713	210,829	(239,365)	1,926,177
Jennison Large Cap Equity (formerly Rainier Large Cap Equity)	3,490,375	174,448	(317,972)	3,346,851
Lord Abbett Bond Debenture	2,255,520	171,617	(180,673)	2,246,464

MIST-212

Met Investors Series Trust

MetLife Defensive Strategy Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Underlying Portfolio (Class A)	Number of Shares Held at December 31, 2011	Shares Purchased	Shares Sold	Number of Shares Held at September 30, 2012
Met/Artisan Mid Cap Value	155,241	8,699	(10,978)	152,962
Met/Eaton Vance Floating Rate	5,491,670	229,192	(166,356)	5,554,506
Met/Franklin Low Duration Total Return	11,338,368	411,959	(84,646)	11,665,681
Met/Templeton International Bond	7,134,263	889,763	(290,514)	7,733,512
MFS® Research International	8,946,983	796,877	(3,701,958)	6,041,902
MFS® Value	9,089,463	519,602	(946,709)	8,662,356
Neuberger Berman Genesis	4,581,746	196,678	(246,992)	4,531,432
PIMCO Inflation Protected Bond	19,375,099	2,153,836	(1,516,299)	20,012,636
PIMCO Total Return	51,836,367	1,902,987	(5,323,548)	48,415,806
Pioneer Fund	6,197,920	293,529	(396,497)	6,094,952
T. Rowe Price Large Cap Growth	1,833,073	61,013	(240,526)	1,653,560
T. Rowe Price Large Cap Value	4,003,778	184,635	(481,119)	3,707,294
Third Avenue Small Cap Value	2,006,108	79,584	(180,639)	1,905,053
Van Eck Global Natural Resources	1,929,115	480,758	(147,895)	2,261,978
Van Kampen Comstock	8,945,775	367,374	(941,484)	8,371,665
Western Asset Management Strategic Bond Opportunities	4,438,211	170,676	(331,608)	4,277,279
Western Asset Management U.S. Government	23,460,455	808,176	(490,123)	23,778,508

Underlying Portfolio (Class A)	Net Realized Gain/(Loss) on Sales of Underlying Portfolios	Capital Gain Distributions from Underlying Portfolios	Dividend Income from Underlying Portfolios	Ending Value as of September 30, 2012
Baillie Gifford International Stock	$270,659	$—	$379,813	$59,348,455
BlackRock Bond Income	2,102,448	2,068,816	8,584,882	323,151,499
BlackRock High Yield	1,234,392	739,727	4,170,548	58,743,094
BlackRock Large Cap Value	1,111,575	8,810,735	904,562	88,892,485
BlackRock Legacy Large Cap Growth	(232,629)	—	168,984	59,051,818
Clarion Global Real Estate	1,430,269	—	658,974	29,228,476
Davis Venture Value	1,529,568	—	463,509	58,896,447
Goldman Sachs Mid Cap Value	1,585,286	—	234,635	29,231,953
Harris Oakmark International	2,912,371	—	1,016,808	57,920,126
Invesco Small Cap Growth	1,574,086	1,699,816	—	29,181,578
Jennison Large Cap Equity (formerly Rainier Large Cap Equity)	778,416	—	125,004	29,485,759
Lord Abbett Bond Debenture	142,059	—	2,100,423	29,451,144
Met/Artisan Mid Cap Value	851,198	—	273,778	29,149,980
Met/Eaton Vance Floating Rate	81,379	164,704	2,050,812	58,655,584
Met/Franklin Low Duration Total Return	(2,510)	—	2,468,506	117,123,442
Met/Templeton International Bond	482,723	—	8,736,270	88,548,715
MFS® Research International	3,781,027	—	1,779,583	58,968,959
MFS® Value	4,290,505	1,536,485	2,157,795	118,587,660
Neuberger Berman Genesis	614,246	—	204,991	58,591,419
PIMCO Inflation Protected Bond	1,468,853	13,751,028	7,493,177	234,948,346
PIMCO Total Return	2,010,999	—	21,125,691	616,817,364
Pioneer Fund	(218,791)	—	1,283,014	88,437,750
T. Rowe Price Large Cap Growth	212,060	—	33,863	29,549,119
T. Rowe Price Large Cap Value	4,240,552	—	1,419,674	88,604,317
Third Avenue Small Cap Value	1,004,826	—	—	29,299,719
Van Eck Global Natural Resources	577,987	1,967,080	—	29,269,993
Van Kampen Comstock	3,134,693	—	1,292,165	88,907,083
Western Asset Management Strategic Bond Opportunities	212,491	—	2,098,084	58,769,808
Western Asset Management U.S. Government	195,127	—	5,994,519	293,664,568

	$37,375,865	$30,738,391	$77,220,064	$2,940,476,660

MIST-213

Met Investors Series Trust

MetLife Defensive Strategy Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2012:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$2,940,476,660	$—	$—	$2,940,476,660
Total Investments	$2,940,476,660	$—	$—	$2,940,476,660

MIST-214

Met Investors Series Trust

MetLife Growth Strategy Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
Baillie Gifford International Stock Portfolio (Class A) (b)	32,071,524	$280,305,116
BlackRock Bond Income Portfolio (Class A) (b)	614,265	69,989,344
BlackRock Large Cap Value Portfolio (Class A) (b)	28,851,550	278,128,943
BlackRock Legacy Large Cap Growth Portfolio (Class A) (b)	7,443,181	214,363,604
Clarion Global Real Estate Portfolio (Class A) (a)	19,725,372	212,836,764
Davis Venture Value Portfolio (Class A) (b)	10,883,861	356,990,639
Dreman Small Cap Value Portfolio (Class A) (a)	9,728,674	141,357,637
Goldman Sachs Mid Cap Value Portfolio (Class A) (a)	5,259,544	71,214,223
Harris Oakmark International Portfolio (Class A) (a)	26,581,052	350,869,881
Invesco Small Cap Growth Portfolio (Class A) (a)	14,077,405	213,272,679
Janus Forty Portfolio (Class A) (a)	2,725,885	212,591,769
Jennison Growth Portfolio (Class A) (b)	24,058,776	285,818,264
Jennison Large Cap Equity Portfolio (formerly Rainier Large Cap Equity Portfolio) (Class A) (a)	24,331,861	214,363,691
Legg Mason ClearBridge Aggressive Growth Portfolio (Class A) (a)	23,167,625	214,068,859
Loomis Sayles Small Cap Growth Portfolio (Class A)* (b)	12,635,663	142,909,346
Lord Abbett Bond Debenture Portfolio (Class A) (a)	10,870,159	142,507,779
Met/Artisan Mid Cap Value Portfolio (Class A) (b)	744,549	141,888,796
Met/Dimensional International Small Company Portfolio (Class A) (b)	16,122,314	209,751,309
Met/Eaton Vance Floating Rate Portfolio (Class A) (a)	13,280,213	140,239,054
Met/Templeton International Bond Portfolio (Class A) (a)	12,463,855	142,711,142
MFS® Emerging Markets Equity Portfolio (Class A) (a)	13,712,103	142,880,111

Affiliated Investment Companies—(Continued)
MFS® Research International Portfolio (Class A) (a)	29,097,438	$283,990,999
MFS® Value Portfolio (Class A) (b)	31,316,850	428,727,672
Morgan Stanley Mid Cap Growth Portfolio (Class A)* (a)	5,778,343	67,144,349
Neuberger Berman Genesis Portfolio (Class A) (b)	5,513,659	71,291,613
PIMCO Inflation Protected Bond Portfolio (Class A) (a)	17,883,607	209,953,547
PIMCO Total Return Portfolio (Class A) (a)	16,637,866	211,966,415
T. Rowe Price Large Cap Growth Portfolio (Class A) (b)	15,428,370	275,704,980
T. Rowe Price Large Cap Value Portfolio (Class A) (a)	17,931,046	428,551,994
T. Rowe Price Mid Cap Growth Portfolio (Class A) (a)	15,148,153	141,938,190
Third Avenue Small Cap Value Portfolio (Class A)* (a)	9,283,422	142,779,028
Turner Mid Cap Growth Portfolio (Class A) (a)	6,054,804	71,204,500
Van Eck Global Natural Resources Portfolio (Class A) (b)	16,278,834	210,648,115
Van Kampen Comstock Portfolio (Class A) (a)	33,641,524	357,272,989

Total Mutual Funds (Cost $6,221,890,662)		7,080,233,341

Total Investments—100.0% (Cost $6,221,890,662#)		7,080,233,341
Other assets and liabilities (net)—0.0%		(1,842,313)

Net Assets—100.0%		$7,078,391,028

#	As of September 30, 2012, the aggregate cost of investments was $6,221,890,662. The aggregate unrealized appreciation and depreciation of investments were $900,080,103 and $(41,737,424), respectively, resulting in net unrealized appreciation of $858,342,679.
*	Non-income producing security.
(a)	A Portfolio of Met Investors Series Trust.
(b)	A Portfolio of Metropolitan Series Fund.

Transactions in Securities of Affiliated Issuers:

The Portfolio does not invest in the Underlying Portfolios for the purpose of exercising control; however, investments by the Portfolio within its principal investment strategies may represent a significant portion of the Underlying Portfolio’s net assets. Transactions in the Underlying Portfolios for the period ended September 30, 2012 were as follows:

Underlying Portfolio (Class A)	Number of Shares Held at December 31, 2011	Shares Purchased	Shares Sold	Number of Shares Held at September 30, 2012
Baillie Gifford International Stock	15,889,994	16,181,706	(176)	32,071,524
BlackRock Bond Income	626,844	23,589	(36,168)	614,265
BlackRock Large Cap Value	20,296,345	9,504,690	(949,485)	28,851,550
BlackRock Legacy Large Cap Growth	7,725,793	73,065	(355,677)	7,443,181
Clarion Global Real Estate	21,827,476	502,711	(2,604,815)	19,725,372
Davis Venture Value	11,547,663	94,304	(758,106)	10,883,861
Dreman Small Cap Value*	10,235,302	85,429	(592,057)	9,728,674
Goldman Sachs Mid Cap Value	5,719,855	46,956	(507,267)	5,259,544
Harris Oakmark International	31,990,365	772,123	(6,181,436)	26,581,052

MIST-215

Met Investors Series Trust

MetLife Growth Strategy Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Transactions in Securities of Affiliated Issuers—(Continued)

Underlying Portfolio (Class A)	Number of Shares Held at December 31, 2011	Shares Purchased	Shares Sold	Number of Shares Held at September 30, 2012
Invesco Small Cap Growth	14,278,043	889,367	(1,090,005)	14,077,405
Janus Forty	3,175,884	12,703	(462,702)	2,725,885
Jennison Growth	22,537,780	4,099,279	(2,578,283)	24,058,776
Jennison Large Cap Equity (formerly Rainier Large Cap Equity)	26,221,502	112,535	(2,002,176)	24,331,861
Legg Mason ClearBridge Aggressive Growth	26,770,511	52,870	(3,655,756)	23,167,625
Loomis Sayles Small Cap Growth*	13,428,225	1,382	(793,944)	12,635,663
Lord Abbett Bond Debenture	10,956,632	854,943	(941,416)	10,870,159
Met/Artisan Mid Cap Value	780,044	7,494	(42,989)	744,549
Met/Dimensional International Small Company*	14,071,519	2,056,205	(5,410)	16,122,314
Met/Eaton Vance Floating Rate	13,414,948	559,988	(694,723)	13,280,213
Met/Templeton International Bond	11,879,712	1,349,230	(765,087)	12,463,855
MFS® Emerging Markets Equity	13,611,779	162,992	(62,668)	13,712,103
MFS® Research International	35,251,341	1,079,705	(7,233,608)	29,097,438
MFS® Value	34,252,328	1,106,503	(4,041,981)	31,316,850
Morgan Stanley Mid Cap Growth	1,161,556	5,865,209	(1,248,422)	5,778,343
Neuberger Berman Genesis	5,834,105	21,119	(341,565)	5,513,659
PIMCO Inflation Protected Bond	17,516,666	1,808,714	(1,441,773)	17,883,607
PIMCO Total Return	28,727,775	1,013,040	(13,102,949)	16,637,866
T. Rowe Price Large Cap Growth	13,780,001	2,810,406	(1,162,037)	15,428,370
T. Rowe Price Large Cap Value	19,586,987	330,446	(1,986,387)	17,931,046
T. Rowe Price Mid Cap Growth	13,208,804	2,095,097	(155,748)	15,148,153
Third Avenue Small Cap Value	9,621,850	15,937	(354,365)	9,283,422
Turner Mid Cap Growth*	9,843,891	1,851,135	(5,640,222)	6,054,804
Van Eck Global Natural Resources	13,900,705	2,501,186	(123,057)	16,278,834
Van Kampen Comstock	36,966,368	553,073	(3,877,917)	33,641,524

*	The Portfolio had ownership of at least 25% of the outstanding voting securities of the Underlying Portfolio as of September 30, 2012. The most recent Annual Report of the Underlying Portfolio is available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

Underlying Portfolio (Class A)	Net Realized Gain/(Loss) on Sales of Underlying Portfolios	Capital Gain Distributions from Underlying Portfolios	Dividend Income from Underlying Portfolios	Ending Value as of September 30, 2012
Baillie Gifford International Stock	$(768)	$—	$1,879,135	$280,305,116
BlackRock Bond Income	180,720	461,405	1,914,675	69,989,344
BlackRock Large Cap Value	3,294,618	34,169,542	3,508,047	278,128,943
BlackRock Legacy Large Cap Growth	(348,670)	—	657,514	214,363,604
Clarion Global Real Estate	(10,112,318)	—	5,095,184	212,836,764
Davis Venture Value	(4,511,962)	—	3,007,496	356,990,639
Dreman Small Cap Value	(854,861)	—	1,212,153	141,357,637
Goldman Sachs Mid Cap Value	(240,959)	—	608,125	71,214,223
Harris Oakmark International	(16,131,214)	—	7,696,260	350,869,881
Invesco Small Cap Growth	7,176,877	13,213,249	—	213,272,679
Janus Forty	10,818,062	—	953,277	212,591,769
Jennison Growth	12,730,114	48,049,501	681,992	285,818,264
Jennison Large Cap Equity (formerly Rainier Large Cap Equity)	(1,287,065)	—	977,950	214,363,691
Legg Mason ClearBridge Aggressive Growth	4,707,632	—	458,320	214,068,859
Loomis Sayles Small Cap Growth	(283,148)	—	—	142,909,346
Lord Abbett Bond Debenture	246,312	—	10,655,781	142,507,779
Met/Artisan Mid Cap Value	(1,443,328)	—	1,415,174	141,888,796
Met/Dimensional International Small Company	17,252	19,144,104	5,045,402	209,751,309
Met/Eaton Vance Floating Rate	203,882	408,956	5,092,106	140,239,054
Met/Templeton International Bond	678,408	—	14,753,111	142,711,142
MFS® Emerging Markets Equity	(115,442)	—	1,398,208	142,880,111
MFS® Research International	2,594,728	—	7,296,273	283,990,999

MIST-216

Met Investors Series Trust

MetLife Growth Strategy Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Transactions in Securities of Affiliated Issuers—(Continued)

Underlying Portfolio (Class A)	Net Realized Gain/(Loss) on Sales of Underlying Portfolios	Capital Gain Distributions from Underlying Portfolios	Dividend Income from Underlying Portfolios	Ending Value as of September 30, 2012
MFS® Value	$17,280,444	$5,990,639	$8,413,083	$428,727,672
Morgan Stanley Mid Cap Growth	(147,649)	—	—	67,144,349
Neuberger Berman Genesis	683,365	—	264,174	71,291,613
PIMCO Inflation Protected Bond	2,068,151	12,756,934	6,951,478	209,953,547
PIMCO Total Return	16,703,990	—	11,957,107	211,966,415
T. Rowe Price Large Cap Growth	1,095,733	—	265,794	275,704,980
T. Rowe Price Large Cap Value	(3,435,310)	—	7,343,019	428,551,994
T.Rowe Price Mid Cap Growth	179,193	17,254,965	—	141,938,190
Third Avenue Small Cap Value	(110,973)	—	—	142,779,028
Turner Mid Cap Growth	(8,009,339)	21,732,727	—	71,204,500
Van Eck Global Natural Resources	441,972	13,850,680	—	210,648,115
Van Kampen Comstock	(2,374,334)	—	5,583,639	357,272,989

	$31,694,113	$187,032,702	$115,084,477	$7,080,233,341

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2012:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$7,080,233,341	$—	$—	$7,080,233,341
Total Investments	$7,080,233,341	$—	$—	$7,080,233,341

MIST-217

Met Investors Series Trust

MetLife Moderate Strategy Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
Baillie Gifford International Stock Portfolio (Class A) (b)	11,023,055	$96,341,505
BlackRock Bond Income Portfolio (Class A) (b)	3,777,354	430,391,706
BlackRock High Yield Portfolio (Class A) (a)	11,157,586	96,066,818
BlackRock Large Cap Value Portfolio (Class A) (b)	19,953,785	192,354,484
BlackRock Legacy Large Cap Growth Portfolio (Class A) (b)	5,013,643	144,392,912
Clarion Global Real Estate Portfolio (Class A) (a)	8,866,612	95,670,742
Davis Venture Value Portfolio (Class A) (b)	2,930,899	96,133,478
Goldman Sachs Mid Cap Value Portfolio (Class A) (a)	3,539,485	47,924,628
Harris Oakmark International Portfolio (Class A) (a)	10,721,879	141,528,798
Invesco Small Cap Growth Portfolio (Class A) (a)	6,301,848	95,472,995
Jennison Growth Portfolio (Class A) (b)	4,017,930	47,733,012
Jennison Large Cap Equity Portfolio (formerly Rainier Large Cap Equity Portfolio) (Class A) (a)	10,931,996	96,310,880
Legg Mason ClearBridge Aggressive Growth Portfolio (Class A) (a)	5,169,822	47,769,159
Lord Abbett Bond Debenture Portfolio (Class A)	3,669,513	48,107,315
Met/Artisan Mid Cap Value Portfolio (Class A) (b)	250,516	47,740,871
Met/Dimensional International Small Company Portfolio (Class A) (b)	3,689,012	47,994,044
Met/Eaton Vance Floating Rate Portfolio (Class A) (a)	9,070,039	95,779,607
Met/Franklin Low Duration Total Return Portfolio (Class A) (a)	14,236,187	142,931,317
Met/Templeton International Bond Portfolio (Class A) (a)	8,435,152	96,582,494
MFS® Emerging Markets Equity Portfolio (Class A) (a)	4,585,417	47,780,046
MFS® Research International Portfolio (Class A) (a)	14,700,266	143,474,592

Affiliated Investment Companies—(Continued)
MFS® Value Portfolio (Class A) (b)	17,601,324	$240,962,128
Neuberger Berman Genesis Portfolio (Class A) (b)	7,435,313	96,138,591
PIMCO Inflation Protected Bond Portfolio (Class A) (a)	16,305,710	191,429,031
PIMCO Total Return Portfolio (Class A) (a)	67,714,691	862,685,163
Pioneer Fund Portfolio (Class A) (a)	6,634,614	96,268,245
T. Rowe Price Large Cap Growth Portfolio (Class A) (b)	5,393,518	96,382,171
T. Rowe Price Large Cap Value Portfolio (Class A) (a)	8,044,798	192,270,662
T. Rowe Price Mid Cap Growth Portfolio (Class A) (a)	5,114,281	47,920,815
Third Avenue Small Cap Value Portfolio (Class A)* (a)	6,238,235	95,944,055
Van Eck Global Natural Resources Portfolio (Class A) (b)	3,666,504	47,444,561
Van Kampen Comstock Portfolio (Class A) (a)	13,579,614	144,215,499
Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (b)	3,491,273	47,970,089
Western Asset Management U.S. Government Portfolio (Class A) (b)	26,985,888	333,275,712

Total Mutual Funds (Cost $4,335,430,709)		4,791,388,125

Total Investments—100.0% (Cost $4,335,430,709#)		4,791,388,125
Other assets and liabilities (net)—0.0%		(1,269,213)

Net Assets—100.0%		$4,790,118,912

*	Non-income producing security.
#	As of September 30, 2012, the aggregate cost of investments was $4,335,430,709. The aggregate unrealized appreciation and depreciation of investments were $460,784,057 and $(4,826,641), respectively, resulting in net unrealized appreciation of $455,957,416.
(a)	A Portfolio of Met Investors Series Trust.
(b)	A Portfolio of Metropolitan Series Fund.

Transactions in Securities of Affiliated Issuers:

The Portfolio does not invest in the Underlying Portfolios for the purpose of exercising control; however, investments by the Portfolio within its principal investment strategies may represent a significant portion of the Underlying Portfolio’s net assets. Transactions in the Underlying Portfolios for the period ended September 30, 2012 were as follows:

Underlying Portfolio (Class A)	Number of Shares Held at December 31, 2011	Shares Purchased	Shares Sold	Number of Shares Held at September 30, 2012
Baillie Gifford International Stock	5,274,014	5,845,215	(96,174)	11,023,055
BlackRock Bond Income	3,798,262	184,118	(205,026)	3,777,354
BlackRock High Yield	11,052,353	1,022,753	(917,520)	11,157,586
BlackRock Large Cap Value	12,952,368	7,224,964	(223,547)	19,953,785
BlackRock Legacy Large Cap Growth	5,106,619	221,693	(314,669)	5,013,643
Clarion Global Real Estate	9,324,588	296,608	(754,584)	8,866,612
Davis Venture Value	4,460,005	73,169	(1,602,275)	2,930,899
Goldman Sachs Mid Cap Value	3,647,489	56,937	(164,941)	3,539,485
Harris Oakmark International	10,743,186	708,287	(729,594)	10,721,879

MIST-218

Met Investors Series Trust

MetLife Moderate Strategy Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Transactions in Securities of Affiliated Issuers—(Continued)

Underlying Portfolio (Class A)	Number of Shares Held at December 31, 2011	Shares Purchased	Shares Sold	Number of Shares Held at September 30, 2012
Invesco Small Cap Growth	6,249,010	404,177	(351,339)	6,301,848
Jennison Growth	—	4,017,937	(7)	4,017,930
Jennison Large Cap Equity (formerly Rainier Large Cap Equity)	11,108,017	287,529	(463,550)	10,931,996
Legg Mason ClearBridge Aggressive Growth	—	5,169,832	(10)	5,169,822
Lord Abbett Bond Debenture	3,695,633	284,481	(310,601)	3,669,513
Met/Artisan Mid Cap Value	251,350	2,873	(3,707)	250,516
Met/Dimensional International Small Company	3,139,245	646,480	(96,713)	3,689,012
Met/Eaton Vance Floating Rate	9,038,831	386,705	(355,497)	9,070,039
Met/Franklin Low Duration Total Return	14,019,790	545,154	(328,757)	14,236,187
Met/Templeton International Bond	7,769,240	954,681	(288,769)	8,435,152
MFS® Emerging Markets Equity	4,487,497	174,284	(76,364)	4,585,417
MFS® Research International	18,632,353	1,346,017	(5,278,104)	14,700,266
MFS® Value	18,342,498	627,172	(1,368,346)	17,601,324
Morgan Stanley Mid Cap Growth	378,370	131,634	(510,004)	—
Neuberger Berman Genesis	7,423,421	112,181	(100,289)	7,435,313
PIMCO Inflation Protected Bond	15,759,207	1,735,520	(1,189,017)	16,305,710
PIMCO Total Return	73,556,311	2,731,680	(8,573,300)	67,714,691
Pioneer Fund	6,557,785	218,450	(141,621)	6,634,614
T. Rowe Price Large Cap Growth	8,768,693	98,212	(3,473,387)	5,393,518
T. Rowe Price Large Cap Value	8,463,816	155,004	(574,022)	8,044,798
T. Rowe Price Mid Cap Growth	4,239,039	1,064,601	(189,359)	5,114,281
Third Avenue Small Cap Value	6,381,908	75,176	(218,849)	6,238,235
Van Eck Global Natural Resources	3,049,669	705,493	(88,658)	3,666,504
Van Kampen Comstock	14,221,960	266,950	(909,296)	13,579,614
Western Asset Management Strategic Bond Opportunities	3,610,076	147,137	(265,940)	3,491,273
Western Asset Management U.S. Government	26,679,489	1,241,576	(935,177)	26,985,888

Underlying Portfolio (Class A)	Net Realized Gain/(Loss) on sales of Underlying Portfolios	Capital Gain Distributions from Underlying Portfolios	Dividend income from Underlying Portfolios	Ending Value as of September 30, 2012
Baillie Gifford International Stock	$232,125	$—	$642,211	$96,341,505
BlackRock Bond Income	2,561,165	2,820,760	11,705,194	430,391,706
BlackRock High Yield	(25,767)	1,248,955	7,041,546	96,066,818
BlackRock Large Cap Value	804,722	22,480,701	2,308,001	192,354,484
BlackRock Legacy Large Cap Growth	(236,723)	—	437,055	144,392,912
Clarion Global Real Estate	(2,826,083)	—	2,237,364	95,670,742
Davis Venture Value	17,648,905	—	1,191,620	96,133,478
Goldman Sachs Mid Cap Value	835,011	—	400,077	47,924,628
Harris Oakmark International	(2,426,624)	—	2,554,304	141,528,798
Invesco Small Cap Growth	2,272,090	5,797,374	—	95,472,995
Jennison Growth	(3)	—	—	47,733,012
Jennison Large Cap Equity (formerly Rainier Large Cap Equity)	70,880	—	430,459	96,310,880
Legg Mason ClearBridge Aggressive Growth	—	—	—	47,769,159
Lord Abbett Bond Debenture	265,857	—	3,539,020	48,107,315
Met/Artisan Mid Cap Value	289,242	—	464,749	47,740,871
Met/Dimensional International Small Company	380,409	4,363,901	1,150,101	47,994,044
Met/Eaton Vance Floating Rate	119,051	275,236	3,427,098	95,779,607
Met/Franklin Low Duration Total Return	(39,123)	—	3,082,486	142,931,317
Met/Templeton International Bond	328,576	—	9,732,341	96,582,494
MFS® Emerging Markets Equity	386,350	—	459,365	47,780,046
MFS® Research International	11,709,363	—	3,999,972	143,474,592
MFS® Value	6,166,416	3,302,639	4,638,133	240,962,128
Morgan Stanley Mid Cap Growth	(287,208)	—	—	—
Neuberger Berman Genesis	230,953	—	345,103	96,138,591
PIMCO Inflation Protected Bond	740,726	11,477,852	6,254,484	191,429,031
PIMCO Total Return	2,069,801	—	30,546,314	862,685,163

MIST-219

Met Investors Series Trust

MetLife Moderate Strategy Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Transactions in Securities of Affiliated Issuers—(Continued)

Underlying Portfolio (Class A)	Net Realized Gain/(Loss) on sales of Underlying Portfolios	Capital Gain Distributions from Underlying Portfolios	Dividend income from Underlying Portfolios	Ending Value as of September 30, 2012
Pioneer Fund	$(87,974)	$—	$1,449,368	$96,268,245
T. Rowe Price Large Cap Growth	5,175,008	—	174,960	96,382,171
T. Rowe Price Large Cap Value	4,669,795	—	3,213,065	192,270,662
T. Rowe Price Mid Cap Growth	543,669	5,822,230	—	47,920,815
Third Avenue Small Cap Value	1,528	—	—	95,944,055
Van Eck Global Natural Resources	316,687	3,253,943	—	47,444,561
Van Kampen Comstock	953,839	—	2,211,495	144,215,499
Western Asset Management Strategic Bond Opportunities	177,787	—	1,755,715	47,970,089
Western Asset Management U.S. Government	(144,978)	—	6,986,716	333,275,712

	$52,875,472	$60,843,591	$112,378,316	$4,791,388,125

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2012:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$4,791,388,125	$—	$—	$4,791,388,125
Total Investments	$4,791,388,125	$—	$—	$4,791,388,125

MIST-220

Met Investors Series Trust

MFS® Emerging Markets Equity Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stocks—99.0% of Net Assets

Security Description	Shares	Value

Australia—0.7%
Iluka Resources, Ltd. (a)	837,114	$8,452,426

Brazil—16.0%
Abril Educacao S.A.	222,300	3,739,267
Anhanguera Educacional Participacoes S.A.	316,800	5,266,326
Arezzo Industria e Comercio S.A.	218,160	3,934,359
Banco Santander Brasil S.A.	903,100	6,602,018
BM&FBovespa S.A.	2,043,600	12,348,798
Brasil Brokers Participacoes S.A.	1,928,800	6,793,258
Brasil Insurance Participacoes e Administracao S.A.	910,200	8,553,119
Brazil Pharma S.A.	559,000	3,350,277
CETIP S.A. - Mercados Organizados	422,140	5,538,993
Cia de Bebidas das Americas (ADR)	299,232	11,451,609
CIA Hering	156,300	3,533,471
Cielo S.A.	58,002	1,447,439
Diagnosticos da America S.A.	539,900	3,249,121
EDP - Energias do Brasil S.A.	814,400	5,170,220
Embraer S.A. (ADR)	176,420	4,696,300
Estacio Participacoes S.A.	267,240	4,482,013
Fleury S.A.	464,700	5,558,749
Gerdau S.A. (ADR)(a)	1,221,100	11,612,661
Itau Unibanco Holding S.A. (ADR)	323,553	4,943,890
Kroton Educacional S.A.*	236,776	4,052,844
Lojas Renner S.A.	102,000	3,416,352
LPS Brasil Consultoria de Imoveis S.A.	380,900	6,856,106
M Dias Branco S.A.	229,300	7,510,430
Multiplus S.A.	163,360	3,263,574
Odontoprev S.A.	551,400	3,087,133
PDG Realty S.A. Empreendimentos e Participacoes	1,772,500	3,339,968
Petroleo Brasileiro S.A. (ADR)	621,172	14,249,686
Raia Drogasil S.A.	330,500	3,796,939
Tim Participacoes S.A. (ADR) (a)	145,668	2,799,739
Totvs S.A.	149,700	3,109,566
Transmissora Alianca de Energia Eletrica S.A.	139,060	5,041,761
Vale S.A. (ADR) (a)	896,830	16,053,257

		188,849,243

Chile—1.1%
Aguas Andinas S.A. - Class A	7,636,879	5,119,695
Banco Santander Chile (ADR)	31,825	2,330,863
Enersis S.A. (ADR)	201,002	3,294,423
ENTEL Chile S.A.	120,501	2,512,142

		13,257,123

China—6.2%
Anhui Conch Cement Co., Ltd. - Class H (a)	3,397,000	10,543,672
Bank of China, Ltd. - Class H	42,353,000	16,109,265
China Construction Bank Corp. - Class H	27,037,060	18,683,248
China Pacific Insurance Group Co., Ltd. - Class H	4,160,200	12,518,541
China Shenhua Energy Co., Ltd. - Class H	2,404,500	9,251,752
Guangzhou Automobile Group Co., Ltd. - Class H (a)	9,134,000	5,972,092

		73,078,570

Colombia—0.2%
BanColombia S.A. (ADR)	40,877	$2,440,766

Cyprus—0.5%
Global Ports Investments plc (GDR)	393,970	5,633,771

Czech Republic—1.0%
Komercni Banka A.S.	61,723	12,316,808

Hong Kong—11.3%
Ajisen China Holdings, Ltd. (a)	6,786,000	4,478,257
China Mobile, Ltd.	625,500	6,935,739
China Unicom Hong Kong, Ltd. (a)	12,210,000	19,908,447
CNOOC, Ltd.	5,500,000	11,159,883
Dairy Farm International Holdings, Ltd.	667,800	7,417,833
First Pacific Co., Ltd.	6,122,800	6,637,275
Geely Automobile Holdings, Ltd. (a)	19,435,000	7,381,044
Hang Lung Properties, Ltd. (a)	3,271,000	11,169,187
Hengan International Group Co., Ltd. (a)	476,000	4,492,754
Li & Fung, Ltd. (a)	10,832,000	16,763,265
Shangri-La Asia, Ltd.	3,546,000	6,879,249
Sinotruk Hong Kong, Ltd. (a)	11,522,000	6,698,374
Stella International Holdings, Ltd.	5,797,500	14,218,978
VTech Holdings, Ltd. (a)	761,600	9,313,594

		133,453,879

India—9.7%
Crompton Greaves, Ltd.	1,225,556	2,933,837
Dabur India, Ltd.	6,275,457	15,365,410
Dish TV India, Ltd.*	8,196,303	12,811,306
Exide Industries, Ltd.	1,620,100	4,713,284
Housing Development Finance Corp.	577,321	8,424,609
ICICI Bank, Ltd.	866,188	17,413,325
Infosys, Ltd. (ADR) (a)	326,320	15,839,573
MOIL, Ltd.	960,191	4,590,745
Reliance Industries, Ltd.	1,190,299	18,807,040
Steel Authority of India, Ltd.	5,981,197	9,696,761
Thermax, Ltd.	412,477	4,391,915

		114,987,805

Indonesia—2.1%
Bank Negara Indonesia Persero Tbk PT	25,225,000	10,323,268
Mitra Adiperkasa Tbk PT	4,563,500	3,046,447
XL Axiata Tbk PT	17,263,500	11,975,941

		25,345,656

Japan—1.9%
Chugoku Marine Paints, Ltd. (a)	1,057,000	5,043,027
GLORY, Ltd. (a)	361,100	8,425,690
Inpex Corp. (a)	1,504	8,909,221

		22,377,938

Luxembourg—1.0%
Tenaris S.A. (ADR)	189,642	7,731,704
Ternium S.A. (ADR)	191,384	3,754,954

		11,486,658

MIST-221

Met Investors Series Trust

MFS® Emerging Markets Equity Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Malaysia—1.0%
CIMB Group Holdings Berhad	2,081,000	$5,105,008
Top Glove Corp. Berhad	3,836,200	6,153,283

		11,258,291

Mexico—6.0%
Alfa S.A.B. de C.V. - Class A (a)	1,596,630	2,972,032
America Movil S.A.B. de C.V. - Series L (ADR)	648,556	16,499,265
Arca Continental S.A.B. de C.V. (a)	568,815	4,028,006
Bolsa Mexicana de Valores S.A.B. de C.V.	3,692,600	7,642,385
Corporacion Moctezuma S.A.B. de C.V.	1,356,700	2,977,588
Genomma Lab Internacional S.A.B. de C.V. - Class B* (a)	2,690,300	5,206,392
Grupo Aeroportuario del Sureste S.A.B. de C.V. (ADR) (a)	83,342	7,384,101
Grupo Financiero Banorte S.A.B. de C.V. - Class O	504,000	2,848,564
Grupo Financiero Santander Mexico S.A.B. de C.V. - Class B (ADR) *	362,200	4,962,140
Grupo Mexico S.A.B. de C.V., Series B	1,608,646	5,316,433
Kimberly-Clark de Mexico S.A.B. de C.V. - Class A	1,613,537	3,853,410
Mexichem S.A.B. de C.V. (a)	809,600	3,861,273
Urbi Desarrollos Urbanos S.A.B. de C.V.* (a)	5,593,556	3,424,338

		70,975,927

Panama—0.3%
Copa Holdings S.A. - Class A	39,289	3,193,017

Peru—0.8%
Credicorp, Ltd.	77,183	9,669,486

Philippines—0.1%
BDO Unibank, Inc. *	451,363	700,643

Poland—0.7%
Bank Pekao S.A.	155,480	7,678,644

Russia—6.2%
Gazprom OAO (ADR)	1,999,518	20,090,719
M Video OJSC	1,030,640	8,245,120
Metal and Metallurgical Co. Norilsk Nickel OJSC (ADR) (a)	259,012	4,131,241
Mobile Telesystems OJSC (ADR)	451,240	7,905,725
NovaTek OAO (GDR)	31,900	3,773,770
O’Key Group S.A. (GDR)	1,712,100	16,436,160
Sberbank of Russia	4,223,670	12,395,078

		72,977,813

South Africa—6.3%
Clicks Group, Ltd. (a)	2,193,870	15,267,052
Gold Fields, Ltd.	473,650	6,055,786
Mr. Price Group, Ltd.	1,163,981	17,625,412
MTN Group, Ltd. (a)	800,025	15,409,130
Naspers, Ltd. - N Shares	329,667	20,419,046

		74,776,426

South Korea—10.2%
E-Mart Co., Ltd.	54,360	$11,856,793
Hana Financial Group, Inc.	394,790	11,946,397
Kia Motors Corp.	359,060	22,305,200
Mando Corp.	58,782	8,107,483
Samsung Electronics Co., Ltd.	42,162	50,760,182
Seoul Semiconductor Co., Ltd. (a)	315,077	6,172,554
TK Corp.*	351,973	9,455,783

		120,604,392

Taiwan—9.2%
Asustek Computer, Inc.	1,186,000	12,815,334
Chinatrust Financial Holding Co., Ltd.	14,451,086	8,688,287
Formosa Plastics Corp.	1,830,000	5,217,274
Hon Hai Precision Industry Co., Ltd.	7,569,760	23,443,936
Siliconware Precision Industries Co.	17,148,000	18,850,516
Taiwan Semiconductor Manufacturing Co., Ltd.	13,152,842	40,078,437

		109,093,784

Thailand—2.6%
Asian Property Development PCL	18,866,000	5,547,021
Bangkok Bank PCL	2,332,700	14,662,625
CP ALL PCL	5,347,800	6,167,866
Minor International PCL (a)	8,920,950	4,463,373

		30,840,885

Turkey—2.0%
Akbank TAS	1,241,580	4,912,944
BIM Birlesik Magazalar A.S.	86,019	3,591,820
Turkcell Iletisim Hizmetleri A.S.*	1,172,380	7,150,634
Turkiye Garanti Bankasi A.S.	2,046,074	8,552,066

		24,207,464

United Arab Emirates—0.4%
Lamprell plc (a)	2,700,410	4,808,090

United Kingdom—1.5%
Standard Chartered plc (a)	757,056	17,334,103

Total Common Stocks (Cost $1,098,265,316)		1,169,799,608

Preferred Stock—0.1%

Brazil—0.1%
Cia Energetica de Minas Gerais (Cost $2,433,069)	132,100	1,601,686

Short-Term Investments—11.3%

Mutual Fund—10.3%
State Street Navigator Securities Lending Prime Portfolio (b)	121,911,356	121,911,356

MIST-222

Met Investors Series Trust

MFS® Emerging Markets Equity Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Par Amount	Value

Repurchase Agreement—1.0%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/28/12 at 0.010% to be repurchased at $11,414,010 on 10/01/12, collateralized by $4,750,000 Federal Home Loan Mortgage Corp. at 0.600% due 12/06/13 with a value of $4,755,938; by $6,890,000 U.S. Treasury Note at 0.250% due 11/30/13 with a value of $6,890,000.	$11,414,000	$11,414,000

Total Short-Term Investments (Cost $133,325,356)		133,325,356

Total Investments—110.4% (Cost $1,234,023,741#)		1,304,726,650
Other assets and liabilities (net)—(10.4)%		(122,556,059)

Net Assets—100.0%		$1,182,170,591

#	As of September 30, 2012, the aggregate cost of investments was $1,234,023,741. The aggregate unrealized appreciation and depreciation of investments were $166,280,988 and $(95,578,079), respectively, resulting in net unrealized appreciation of $70,702,909.
*	Non-income producing security.
(a)	All or a portion of the security was held on loan. As of September 30, 2012, the market value of securities loaned was $118,220,104 and the collateral received consisted of cash in the amount of $121,911,356. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Represents investment of cash collateral received from securities lending transactions.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(GDR)—	A Global Depositary Receipt is a negotiable certificate issued by one country’s bank against a certain number of shares of a company’s stock held in its custody but traded on the stock exchange of another country.

Ten Largest Industries as of September 30, 2012 (Unaudited)	% of Net Assets
Commercial Banks	17.0
Semiconductors & Semiconductor Equipment	9.8
Oil, Gas & Consumable Fuels	7.3
Metals & Mining	5.9
Food & Staples Retailing	5.7
Wireless Telecommunication Services	5.0
Automobiles	3.0
Media	2.8
Diversified Telecommunication Services	2.7
Real Estate Management & Development	2.6

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2012:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$8,452,426	$—	$8,452,426
Brazil	188,849,243	—	—	188,849,243
Chile	13,257,123	—	—	13,257,123
China	—	73,078,570	—	73,078,570
Colombia	2,440,766	—	—	2,440,766
Cyprus	5,633,771	—	—	5,633,771
Czech Republic	—	12,316,808	—	12,316,808
Hong Kong	—	133,453,879	—	133,453,879
India	15,839,573	99,148,232	—	114,987,805

MIST-223

Met Investors Series Trust

MFS® Emerging Markets Equity Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Indonesia	$—	$25,345,656	$—	$25,345,656
Japan	—	22,377,938	—	22,377,938
Luxembourg	11,486,658	—	—	11,486,658
Malaysia	—	11,258,291	—	11,258,291
Mexico	70,975,927	—	—	70,975,927
Panama	3,193,017	—	—	3,193,017
Peru	9,669,486	—	—	9,669,486
Philippines	—	700,643	—	700,643
Poland	—	7,678,644	—	7,678,644
Russia	46,943,804	26,034,009	—	72,977,813
South Africa	—	74,776,426	—	74,776,426
South Korea	—	120,604,392	—	120,604,392
Taiwan	—	109,093,784	—	109,093,784
Thailand	16,178,260	14,662,625	—	30,840,885
Turkey	—	24,207,464	—	24,207,464
United Arab Emirates	—	4,808,090	—	4,808,090
United Kingdom	—	17,334,103	—	17,334,103
Total Common Stocks	384,467,628	785,331,980	—	1,169,799,608
Total Preferred Stock*	1,601,686	—	—	1,601,686
Short-Term Investments
Mutual Fund	121,911,356	—	—	121,911,356
Repurchase Agreement	—	11,414,000	—	11,414,000
Total Short-Term Investments	121,911,356	11,414,000	—	133,325,356
Total Investments	$507,980,670	$796,745,980	$—	$1,304,726,650

*	See Schedule of Investments for additional detailed categorizations.

MIST-224

Met Investors Series Trust

MFS® Research International Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stocks—99.2% of Net Assets

Security Description	Shares	Value

Australia—4.3%
Iluka Resources, Ltd. (a)	2,847,316	$28,749,642
Newcrest Mining, Ltd.	453,302	13,473,256
Nufarm, Ltd. (a)	2,616,275	16,412,772
Westpac Banking Corp.	1,969,814	50,594,045

		109,229,715

Brazil—3.1%
Cia de Saneamento Basico do Estado de Sao Paulo	27,400	1,121,680
Diagnosticos da America S.A.	1,682,100	10,122,886
EDP - Energias do Brasil S.A.	2,931,600	18,611,268
Itau Unibanco Holding S.A. (ADR)	1,551,344	23,704,536
M Dias Branco S.A.	390,600	12,793,607
Tim Participacoes S.A. (ADR)	398,473	7,658,651
Tractebel Energia S.A.	196,150	3,096,214

		77,108,842

Canada—0.5%
Cenovus Energy, Inc. (a)	328,252	11,455,931

China—0.4%
China Construction Bank Corp.	14,277,804	9,866,300

Czech Republic—0.8%
CEZ A.S.	348,539	13,000,400
Komercni Banka A.S.	33,414	6,667,755

		19,668,155

France—8.2%
BNP Paribas S.A.	665,333	31,799,877
Danone S.A.	739,885	45,624,729
Dassault Systemes S.A.	153,995	16,222,576
GDF Suez	670,740	15,031,505
Legrand S.A.	216,913	8,198,682
LVMH Moet Hennessy Louis Vuitton S.A.	146,600	22,107,731
Publicis Groupe S.A. (a)	413,197	23,167,110
Schneider Electric S.A.	567,839	33,727,042
Suez Environnement Co.	911,193	10,342,206

		206,221,458

Germany—6.6%
Bayer AG	670,861	57,722,174
GSW Immobilien AG	270,003	10,027,335
Linde AG	259,421	44,726,198
Siemens AG	434,640	43,403,960
Symrise AG	318,648	10,795,909

		166,675,576

Hong Kong—5.4%
AIA Group, Ltd.	8,017,400	29,608,894
BOC Hong Kong Holdings, Ltd.	5,409,500	17,141,305
China Resources Gas Group, Ltd.	1,326,000	2,707,685
China Unicom Hong Kong, Ltd. (a)	10,230,850	16,681,436
CNOOC, Ltd.	4,793,000	9,725,330
Hang Lung Properties, Ltd.	4,902,363	16,739,654
Hutchison Whampoa, Ltd.	2,210,000	21,301,707
Li & Fung, Ltd. (a)	12,101,540	18,727,966

Hong Kong—(Continued)
Sinotruk Hong Kong, Ltd. (a)	8,014,364	$4,659,192

		137,293,169

India—1.4%
HDFC Bank, Ltd. (ADR)	294,100	11,052,278
ICICI Bank, Ltd.	468,789	9,424,253
Reliance Industries, Ltd.	890,740	14,073,929

		34,550,460

Indonesia—0.7%
PT Bank Mandiri Persero Tbk	10,325,000	8,808,672
PT Bank Rakyat Indonesia Persero Tbk	12,332,500	9,550,642

		18,359,314

Israel—0.2%
Bezeq The Israeli Telecommunication Corp., Ltd.	4,291,264	4,987,037

Italy—0.8%
Telecom Italia S.p.A.	5,486,141	5,512,868
Telecom Italia S.p.A. - Risparmio Shares	15,416,987	13,521,136

		19,034,004

Japan—23.3%
Aeon Credit Service Co., Ltd. (a)	697,700	15,010,190
Canon, Inc.	727,500	23,282,027
Chugoku Marine Paints, Ltd.	929,441	4,434,433
Denso Corp. (a)	917,000	28,777,181
East Japan Railway Co.	240,200	15,907,648
GLORY, Ltd.	858,200	20,024,721
Honda Motor Co., Ltd. (a)	1,159,800	35,588,118
Inpex Corp. (a)	3,888	23,031,285
Japan Tobacco, Inc. (a)	1,457,000	43,667,131
JGC Corp. (a)	1,129,000	37,663,578
KDDI Corp. (a)	585,800	45,388,614
Lawson, Inc. (a)	342,500	26,318,062
Miraca Holdings, Inc. (a)	503,000	22,572,601
Mitsubishi Corp. (a)	916,097	16,642,951
Mitsubishi UFJ Financial Group, Inc. (a)	3,510,200	16,354,963
Nippon Paint Co., Ltd. (a)	1,016,000	8,549,722
Nippon Television Network Corp.	1,196,700	17,558,030
Nomura Research Institute, Ltd. (a)	666,200	13,640,074
Santen Pharmaceutical Co., Ltd.	813,400	37,353,260
Sony Financial Holdings, Inc. (a)	706,800	12,040,810
Sumitomo Metal Industries, Ltd.	3,058,000	4,608,160
Sumitomo Mitsui Financial Group, Inc. (a)	1,490,200	46,358,445
Tokyo Gas Co., Ltd. (a)	4,672,000	25,737,934
Yahoo Japan Corp. (a)	43,700	16,639,745
Yamato Holdings Co., Ltd. (a)	1,885,100	29,844,033

		586,993,716

Macau—1.0%
Sands China, Ltd. (a)	6,733,207	24,957,760

Mexico—0.3%
Grupo Financiero Santander Mexico S.A.B. de C.V. - Class B (ADR) *	617,740	8,463,038

MIST-225

Met Investors Series Trust

MFS® Research International Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Netherlands—8.0%
Akzo Nobel N.V.	695,225	$39,380,506
ASML Holding N.V.	125,266	6,715,121
Heineken N.V. (a)	810,745	48,419,468
ING Groep N.V.*	3,652,313	29,033,880
Royal Dutch Shell plc - A Shares	2,262,957	78,373,296

		201,922,271

Singapore—1.5%
DBS Group Holdings, Ltd.	1,897,000	22,156,864
Keppel Corp., Ltd.	1,775,500	16,406,892

		38,563,756

Spain—1.2%
Amadeus IT Holding S.A. - A Shares	641,797	14,984,135
Banco Santander S.A.*	2,190,432	16,409,929

		31,394,064

Sweden—1.8%
Hennes & Mauritz AB - B Shares	539,900	18,801,901
Telefonaktiebolaget LM Ericsson - Class B	2,988,512	27,257,979

		46,059,880

Switzerland—11.1%
Julius Baer Group, Ltd.	416,693	14,530,714
Nestle S.A.	1,140,649	71,953,438
Novartis AG	879,097	53,806,360
Roche Holding AG	355,955	66,494,329
Schindler Holding AG	231,748	28,528,361
Sonova Holding AG	131,749	13,330,842
Swiss Re AG	504,285	32,449,624

		281,093,668

Taiwan—0.7%
Taiwan Semiconductor Manufacturing Co., Ltd.	6,187,753	18,854,896

Thailand—0.4%
Siam Commercial Bank Public Co. Ltd. (a)	1,932,900	10,581,340

United Kingdom—16.0%
Barclays plc	11,878,892	41,349,448
BG Group plc	978,106	19,805,765
BP plc	7,643,707	53,950,805
Cairn Energy plc	1,150,625	5,122,594
Compass Group plc	1,127,461	12,469,643
GKN plc	4,256,003	14,795,142
Hiscox, Ltd.	1,614,165	12,693,483
HSBC Holdings plc	2,443,063	22,669,478
Pearson plc	898,702	17,586,054
Reckitt Benckiser Group plc	514,918	29,667,520
Rio Tinto plc	1,182,143	55,260,850
Standard Chartered plc (a)	2,040,210	46,214,233
Vodafone Group plc	18,433,778	52,463,660
Whitbread plc	515,524	18,930,931

		402,979,606

United States—1.5%
Cognizant Technology Solutions Corp. - Class A*	189,724	$13,265,502
Joy Global, Inc. (a)	431,533	24,191,740

		37,457,242

Total Common Stocks (Cost $2,349,883,054)		2,503,771,198

Short-Term Investment—19.5%

Mutual Fund—19.5%
State Street Navigator Securities Lending Prime Portfolio (b)	491,082,934	491,082,934

Total Short-Term Investment (Cost $491,082,934)		491,082,934

Total Investments—118.7% (Cost $2,840,965,988#)		2,994,854,132
Other assets and liabilities (net)—(18.7)%		(472,683,396)

Net Assets—100.0%		$2,522,170,736

*	Non-income producing security.
#	As of September 30, 2012, the aggregate cost of investments was $2,840,965,988. The aggregate unrealized appreciation and depreciation of investments were $290,423,353 and $(136,535,209), respectively, resulting in net unrealized appreciation of $153,888,144.
(a)	All or a portion of the security was held on loan. As of September 30, 2012, the market value of securities loaned was $423,970,807 and the collateral received consisted of cash in the amount of $491,082,934 and non-cash collateral with a value of $4,252,052. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Represents investment of cash collateral received from securities lending transactions.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

Ten Largest Industries as of September 30, 2012 (Unaudited)	% of Net Assets
Commercial Banks	16.2
Oil, Gas & Consumable Fuels	8.6
Pharmaceuticals	8.5
Food Products	5.2
Chemicals	5.0
Wireless Telecommunication Services	4.2
Metals & Mining	4.0
Insurance	3.5
Industrial Conglomerates	3.1
Machinery	3.1

MIST-226

Met Investors Series Trust

MFS® Research International Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2012:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$109,229,715	$—	$109,229,715
Brazil	77,108,842	—	—	77,108,842
Canada	11,455,931	—	—	11,455,931
China	—	9,866,300	—	9,866,300
Czech Republic	—	19,668,155	—	19,668,155
France	—	206,221,458	—	206,221,458
Germany	—	166,675,576	—	166,675,576
Hong Kong	—	137,293,169	—	137,293,169
India	11,052,278	23,498,182	—	34,550,460
Indonesia	—	18,359,314	—	18,359,314
Israel	—	4,987,037	—	4,987,037
Italy	—	19,034,004	—	19,034,004
Japan	—	586,993,716	—	586,993,716
Macau	—	24,957,760	—	24,957,760
Mexico	8,463,038	—	—	8,463,038
Netherlands	—	201,922,271	—	201,922,271
Singapore	—	38,563,756	—	38,563,756
Spain	—	31,394,064	—	31,394,064
Sweden	—	46,059,880	—	46,059,880
Switzerland	—	281,093,668	—	281,093,668
Taiwan	—	18,854,896	—	18,854,896
Thailand	10,581,340	—	—	10,581,340
United Kingdom	—	402,979,606	—	402,979,606
United States	37,457,242	—	—	37,457,242
Total Common Stocks	156,118,671	2,347,652,527	—	2,503,771,198
Total Short-Term Investment*	491,082,934	—	—	491,082,934
Total Investments	$647,201,605	$2,347,652,527	$—	$2,994,854,132

*	See Schedule of Investments for additional detailed categorizations.

MIST-227

Met Investors Series Trust

Morgan Stanley Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stocks—92.7% of Net Assets

Security Description	Shares	Value

Air Freight & Logistics—1.7%
Expeditors International of Washington, Inc.	447,479	$16,270,336

Automobiles—0.4%
Tesla Motors, Inc.*	136,292	3,990,630

Biotechnology—0.7%
Ironwood Pharmaceuticals, Inc. - Class A* (a)	509,673	6,513,621

Capital Markets—0.9%
Greenhill & Co., Inc. (a)	159,809	8,270,116

Chemicals—2.5%
Intrepid Potash, Inc.* (a)	464,173	9,970,436
Rockwood Holdings, Inc.	306,243	14,270,924

		24,241,360

Commercial Services & Supplies—6.6%
Covanta Holding Corp.	584,189	10,024,683
Edenred S.A.	1,184,665	33,346,472
Stericycle, Inc.* (a)	226,624	20,514,004

		63,885,159

Communications Equipment—3.6%
Motorola Solutions, Inc.	680,432	34,395,838

Construction Materials—1.1%
Martin Marietta Materials, Inc. (a)	132,277	10,961,795

Diversified Consumer Services—3.1%
New Oriental Education & Technology Group, Inc. (ADR) (a)	567,255	9,456,141
Weight Watchers International, Inc. (a)	392,623	20,730,494

		30,186,635

Diversified Financial Services—4.4%
IntercontinentalExchange, Inc.*	115,667	15,431,134
MSCI, Inc.*	754,683	27,010,105

		42,441,239

Electric Utilities—3.7%
Brookfield Infrastructure Partners L.P.	1,002,919	35,653,770

Electrical Equipment—1.5%
Sensata Technologies Holding N.V.* (a)	478,548	14,246,374

Food Products—3.7%
DE Master Blenders 1753 N.V.*	1,848,341	22,299,370
Mead Johnson Nutrition Co.	179,998	13,190,254

		35,489,624

Health Care Equipment & Supplies—5.1%
IDEXX Laboratories, Inc.* (a)	190,735	18,949,522
Intuitive Surgical, Inc.* (a)	61,561	30,511,479

		49,461,001

Health Care Providers & Services—1.6%
Qualicorp S.A.*	1,609,721	15,722,025

Health Care Technology—2.0%
athenahealth, Inc.* (a)	212,570	$19,507,549

Hotels, Restaurants & Leisure—1.2%
Dunkin’ Brands Group, Inc. (a)	410,586	11,987,058

Insurance—1.8%
Progressive Corp. (The)	825,360	17,117,966

Internet & Catalog Retail—1.1%
Groupon, Inc.* (a)	2,237,063	10,648,420

Internet Software & Services—10.1%
Akamai Technologies, Inc.*	376,654	14,410,782
Dropbox, Inc. (b) (c)	460,161	4,164,043
LinkedIn Corp. - Class A*	241,706	29,101,402
MercadoLibre, Inc. (a)	127,584	10,532,059
SINA Corp.*	88,783	5,742,484
Yandex N.V. - Class A*	902,050	21,748,426
Youku Tudou, Inc.*	617,440	11,354,722

		97,053,918

IT Services—2.2%
Gartner, Inc. - Class A*(a)	468,818	21,607,822

Life Sciences Tools & Services—4.3%
Illumina, Inc.* (a)	576,416	27,783,251
Techne Corp.	182,837	13,153,294

		40,936,545

Media—3.4%
McGraw-Hill Cos., Inc. (The)	344,220	18,790,970
Morningstar, Inc. (a)	229,600	14,382,144

		33,173,114

Metals & Mining—0.8%
Lynas Corp., Ltd.*	3,461,458	2,804,175
Molycorp, Inc.* (a)	387,629	4,457,734

		7,261,909

Multiline Retail—1.0%
Dollar Tree, Inc.*	203,698	9,833,521

Oil, Gas & Consumable Fuels—3.2%
Range Resources Corp. (a)	304,879	21,301,896
Ultra Petroleum Corp.* (a)	443,498	9,748,086

		31,049,982

Pharmaceuticals—1.6%
Valeant Pharmaceuticals International, Inc.*	276,841	15,301,002

Professional Services—7.6%
IHS, Inc. - Class A*	185,771	18,084,807
Intertek Group plc	594,251	26,342,890
Verisk Analytics, Inc. - Class A*	608,926	28,990,967

		73,418,664

MIST-228

Met Investors Series Trust

Morgan Stanley Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Semiconductors & Semiconductor Equipment—0.7%
First Solar, Inc.* (a)	320,714	$7,102,211

Software—9.6%
Citrix Systems, Inc.*	179,927	13,777,010
FactSet Research Systems, Inc. (a)	153,090	14,760,938
Red Hat, Inc.*	248,029	14,122,771
Salesforce.com, Inc.*	155,672	23,769,558
Solera Holdings, Inc. (a)	456,926	20,045,343
Zynga, Inc. - Class A*	2,106,146	5,981,455

		92,457,075

Trading Companies & Distributors—1.5%
Fastenal Co.	328,934	14,140,873

Total Common Stocks (Cost $851,215,356)		894,327,152

Preferred Stocks—0.7%

Internet Software & Services—0.1%
Dropbox, Inc., Series A* (b) (c)	51,888	469,539
Peixe Urbano, Inc., Series C* (b) (c)	71,709	501,963

		971,502

Software—0.2%
Palantir Technologies, Inc. Series G* (b) (c)	541,563	1,657,183

Transportation Infrastructure—0.4%
Better Place, Inc., Series B* (b) (c)	296,688	890,064
Better Place, Inc., Series C* (b) (c)	1,153,141	3,459,423

		4,349,487

Total Preferred Stocks (Cost $10,465,012)		6,978,172

Convertible Preferred Stock—0.2%

Internet Software & Services—0.2%
Workday, Inc., Series F * (b) (c) (Cost $1,257,154)	94,808	1,801,352

Short-Term Investments—28.8%

Mutual Fund—22.1%
State Street Navigator Securities Lending Prime Portfolio (d)	212,446,861	212,446,861

Security Description	Par Amount	Value

Repurchase Agreement—6.7%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/28/12 at 0.010% to be repurchased at $64,642,054 on 10/01/12, collateralized by $64,960,000 Federal National Mortgage Association at 1.250% due 02/27/14 with a value of $65,936,739.	$64,642,000	$64,642,000

Total Short-Term Investments (Cost $277,088,861)		277,088,861

Total Investments—122.4% (Cost $1,140,026,383#)		1,180,195,537
Other assets and liabilities (net)—(22.4)%		(215,593,450)

Net Assets—100.0%		$964,602,087

#	As of September 30, 2012, the aggregate cost of investments was $1,140,026,383. The aggregate unrealized appreciation and depreciation of investments were $139,078,244 and $(98,909,090), respectively, resulting in net unrealized appreciation of $40,169,154.
*	Non-income producing security.
(a)	All or a portion of the security was held on loan. As of September 30, 2012, the market value of securities loaned was $209,412,290 and the collateral received consisted of cash in the amount of $212,446,861 and non-cash collateral with a value of $2,016,839. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2012, these securities represent 1.3% of net assets.
(c)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2012, the market value of restricted securities was $12,943,567, which is 1.3% of net assets. See details below.
(d)	Represents investment of cash collateral received from securities lending transactions.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

Restricted Securities	Acquisition Date	Shares	Cost	Value
Better Place, Inc., Series B	04/22/10	296,688	$741,720	$890,064
Better Place, Inc., Series C	11/11/11	1,153,141	5,235,260	3,459,423
Dropbox, Inc.	05/01/12	460,161	4,165,241	4,164,043
Dropbox, Inc., Series A	05/25/12	51,888	470,125	469,539
Palantir Technologies, Inc. Series G	07/19/12	541,563	1,657,183	1,657,183
Peixe Urbano, Inc., Series C	12/02/11	71,709	2,360,725	501,963
Workday, Inc., Series F	10/12/11	94,808	1,257,154	1,801,352

MIST-229

Met Investors Series Trust

Morgan Stanley Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2012:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Air Freight & Logistics	$16,270,336	$—	$—	$16,270,336
Automobiles	3,990,630	—	—	3,990,630
Biotechnology	6,513,621	—	—	6,513,621
Capital Markets	8,270,116	—	—	8,270,116
Chemicals	24,241,360	—	—	24,241,360
Commercial Services & Supplies	30,538,687	33,346,472	—	63,885,159
Communications Equipment	34,395,838	—	—	34,395,838
Construction Materials	10,961,795	—	—	10,961,795
Diversified Consumer Services	30,186,635	—	—	30,186,635
Diversified Financial Services	42,441,239	—	—	42,441,239
Electric Utilities	35,653,770	—	—	35,653,770
Electrical Equipment	14,246,374	—	—	14,246,374
Food Products	13,190,254	22,299,370	—	35,489,624
Health Care Equipment & Supplies	49,461,001	—	—	49,461,001
Health Care Providers & Services	15,722,025	—	—	15,722,025
Health Care Technology	19,507,549	—	—	19,507,549
Hotels, Restaurants & Leisure	11,987,058	—	—	11,987,058
Insurance	17,117,966	—	—	17,117,966
Internet & Catalog Retail	10,648,420	—	—	10,648,420
Internet Software & Services	92,889,875	—	4,164,043	97,053,918
IT Services	21,607,822	—	—	21,607,822
Life Sciences Tools & Services	40,936,545	—	—	40,936,545
Media	33,173,114	—	—	33,173,114
Metals & Mining	4,457,734	2,804,175	—	7,261,909
Multiline Retail	9,833,521	—	—	9,833,521
Oil, Gas & Consumable Fuels	31,049,982	—	—	31,049,982
Pharmaceuticals	15,301,002	—	—	15,301,002
Professional Services	47,075,774	26,342,890	—	73,418,664
Semiconductors & Semiconductor Equipment	7,102,211	—	—	7,102,211
Software	92,457,075	—	—	92,457,075
Trading Companies & Distributors	14,140,873	—	—	14,140,873
Total Common Stocks	805,370,202	84,792,907	4,164,043	894,327,152
Total Preferred Stocks*	—	—	6,978,172	6,978,172
Total Convertible Preferred Stock*	—	—	1,801,352	1,801,352
Short-Term Investments
Mutual Fund	212,446,861	—	—	212,446,861
Repurchase Agreement	—	64,642,000	—	64,642,000
Total Short-Term Investments	212,446,861	64,642,000	—	277,088,861
Total Investments	$1,017,817,063	$149,434,907	$12,943,567	$1,180,195,537

*	See Schedule of Investments for additional detailed categorizations.

MIST-230

Met Investors Series Trust

Morgan Stanley Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Fair Value Hierarchy—(Continued)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2011	Change in Unrealized Appreciation/ (Depreciation)	Purchases	Balance as of September 30, 2012	Change in Unrealized Appreciation/ (Depreciation) from investments still held at September 30, 2012
Common Stocks
Internet Software & Services	$—	$(1,198)	$4,165,241	$4,164,043	$(1,198)
Preferred Stocks
Internet Software & Services	2,360,725	(1,859,347)	470,124	971,502	(1,859,347)
Software	—	—	1,657,183	1,657,183	—
Transportation Infrastructure	6,582,223	(2,232,736)	—	4,349,487	(2,232,736)
Convertible Preferred Stocks
Internet Software & Services	1,257,154	544,198	—	1,801,352	544,198

Total	$10,200,102	$(3,549,083)	$6,292,548	$12,943,567	$(3,549,083)

Following is quantitative information about Level 3 fair value measurements:

	Fair Value at September 30, 2012	Valuation Technique(s)	Unobservable Input	Range/ Value	Weighted Average		Relationship Between Fair Value and Input; If Input Increases Then:
Preferred Stocks
Internet Software & Services	$2,772,855	Discounted Cash Flow	Perpetual Growth Rate	2.0%-3.0%; 5.0%-6.0%	2.5 5.5	%; %	fair value would increase

			Weighted Average Cost of Capital	16.0%-20.0%; 26.0%-30.0%	18.0 28.0	%; %	fair value would decrease

		Market Comparable Companies	Discount for Lack of Marketability	10.0%	10.0%		fair value would decrease

			Enterprise Value / Revenue	6.3x-9.1x; 1.3x-2.4x	7.7x; 2.2x		fair value would increase

		Market Transaction Method	Purchase Price of Preferred Stock	$19.00	N/A		fair value would increase

Software	$1,657,183	Discounted Cash Flow	Perpetual Growth Rate	2.0%-3.0%	2.5%		fair value would increase

			Weighted average cost of capital	15.0%-19.0%	17.0%		fair value would decrease

		Market Comparable Companies	Discount for lack of marketability	15.0%	15.0%		fair value would decrease

			Enterprise Value /Revenue	7.9x-21.2x	14.1x		fair value would increase

Transportation Infrastructure	$4,349,487	Discounted Cash Flow	Perpetual Growth Rate	2.5%-3.5%	3.0%		fair value would increase

			Weighted average cost of capital	22.5%-27.5%	25.0%		fair value would decrease

		Market Comparable Companies	Discount for lack of marketability	15.0%	15.0%		fair value would decrease

			Enterprise Value / Revenue	3.0x-3.6x	3.3x		fair value would increase
Common Stock
Internet Software & Services	$4,164,043	Discounted Cash Flow	Perpetual Growth Rate	2.0%-3.0%	2.5%		fair value would increase

			Weighted average cost of capital	16.0%-20.0%	18.0%		fair value would decrease

		Market Comparable Companies	Discount for Lack of Marketability	10.0%	10.0%		fair value would decrease

			Enterprise Value / Revenue	6.3x-9.1x	7.7x		fair value would increase

MIST-231

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

U.S. Treasury & Government Agencies—97.6% of Net Assets

Security Description	Par Amount†	Value

Agency Sponsored Mortgage-Backed—1.5%
Fannie Mae 15 Yr. Pool 4.500%, 04/01/23	70,541	$74,691
4.500%, 04/01/24	253,674	268,597
Fannie Mae 30 Yr. Pool 5.500%, 12/01/36	1,492,553	1,638,859
Fannie Mae ARM Pool 2.492%, 11/01/34 (a)	1,716,643	1,844,021
1.348%, 07/01/44 (a)	37,478	38,122
1.348%, 09/01/44 (a)	62,893	63,999
Fannie Mae REMICS 0.367%, 08/25/34 (a)	202,872	200,461
2.675%, 05/25/35 (a)	901,764	964,349
0.305%, 12/25/36 (a)	137,301	131,238
0.277%, 07/25/37 (a)	1,422,441	1,367,249
0.597%, 07/25/37 (a)	134,329	135,141
0.897%, 02/25/41 (a)	8,041,461	8,103,611
Fannie Mae Whole Loan 0.567%, 05/25/42 (a)	120,304	120,827
Freddie Mac ARM Non-Gold Pool 2.367%, 01/01/34 (a)	153,729	161,143
Freddie Mac REMICS 0.451%, 02/15/19 (a)	2,994,475	3,004,200
0.371%, 10/15/20 (a)	1,185,004	1,187,188
0.571%, 12/15/30 (a)	24,548	24,557
0.671%, 08/15/33 (a)	8,409,469	8,460,914
Freddie Mac Strips 0.691%, 09/15/42 (a)	11,900,000	11,947,481
Freddie Mac Structured Pass-Through Securities 0.477%, 08/25/31 (a)	82,083	80,291
1.306%, 10/25/44 (a)	4,834,789	4,874,756
1.348%, 02/25/45 (a)	1,440,569	1,405,677
Ginnie Mae 0.519%, 03/20/37 (a)	9,679,191	9,718,552

		55,815,924

Federal Agencies—1.7%
Federal Home Loan Mortgage Corp. 2.000%, 03/14/19	19,700,000	19,829,705
2.500%, 10/02/19	18,100,000	18,747,618
Federal National Mortgage Association 1.250%, 03/14/14	10,700,000	10,858,092
2.700%, 03/28/22	11,600,000	11,752,610
2.600%, 05/02/22	3,000,000	3,022,209

		64,210,234

U.S. Treasury—94.4%
U.S. Treasury Inflation Indexed Bonds 1.875%, 07/15/19 (b)	2,362,078	2,904,619
2.375%, 01/15/25 (b) (c)	195,293,277	265,568,391
2.000%, 01/15/26 (b)	98,369,124	129,493,705
2.375%, 01/15/27 (b) (c)	122,088,799	168,825,978
1.750%, 01/15/28 (b)	159,451,166	206,850,576
3.625%, 04/15/28 (b)	68,461,127	108,837,172
2.500%, 01/15/29 (b)	60,215,600	86,282,391
3.875%, 04/15/29 (b) (c)	143,933,928	239,436,392
2.125%, 02/15/40 (b)	25,238,642	36,923,351
0.750%, 02/15/42	3,853,086	4,200,765

U.S. Treasury—(Continued)
U.S. Treasury Inflation Indexed Notes 1.875%, 07/15/13 (b)	6,365,208	$6,556,661
2.000%, 01/15/14 (b)	207,396,179	216,664,299
1.250%, 04/15/14 (b)	66,934,504	69,632,835
2.000%, 07/15/14 (b)	105,323,195	112,399,650
1.625%, 01/15/15 (b)	82,126,913	88,074,708
0.500%, 04/15/15	16,175,772	17,004,780
1.875%, 07/15/15 (b)	8,839,626	9,728,424
2.000%, 01/15/16 (b)	34,882,841	39,123,304
0.125%, 04/15/16 (c) (d) (e)	136,912,200	145,180,465
2.375%, 01/15/17 (b) (c)	3,802,380	4,462,154
0.125%, 04/15/17 (b)	151,062,414	162,828,816
2.625%, 07/15/17 (b)	139,139,351	168,304,211
1.625%, 01/15/18 (b)	37,623,034	44,068,913
1.375%, 07/15/18 (b)	5,953,500	6,986,063
1.375%, 01/15/20 (b) (c) (e)	127,699,194	152,949,666
1.250%, 07/15/20 (b)	171,878,094	205,703,187
1.125%, 01/15/21	39,172,012	46,421,890
0.625%, 07/15/21 (b) (e)	298,138,631	341,578,324
0.125%, 01/15/22 (e)	129,066,975	141,005,670
0.125%, 07/15/22 (b)	265,891,094	290,963,826

		3,518,961,186

Total U.S. Treasury & Government Agencies (Cost $3,481,594,607)		3,638,987,344

Foreign Bonds & Debt Securities—17.9%

Capital Markets—0.2%
Banco Mercantil del Norte S.A. 4.375%, 07/19/15 (144A)	5,600,000	5,964,000
UBS AG 2.250%, 08/12/13	2,600,000	2,634,302

		8,598,302

Commercial Banks—8.2%
ANZ National International, Ltd. 0.874%, 08/19/14 (144A) (a)	5,000,000	5,015,595
Banco Bradesco S.A. of the Cayman Islands 2.537%, 05/16/14 (144A) (a)	16,200,000	16,320,398
Banco Santander Brazil S.A. 2.485%, 03/18/14 (144A) (a)	1,200,000	1,180,756
BBVA Bancomer S.A. 6.500%, 03/10/21 (144A)	6,700,000	7,373,350
BPCE S.A. 2.375%, 10/04/13 (144A)	10,740,000	10,793,507
Commonwealth Bank of Australia 0.878%, 07/12/13 (144A) (a)	29,700,000	29,801,069
0.869%, 06/25/14 (144A) (a)	7,900,000	7,963,200
0.669%, 09/17/14 (144A) (a)	7,500,000	7,531,928
Credit Agricole Home Loan SFH 1.203%, 07/21/14 (144A) (a)	2,000,000	1,981,326
Dexia Credit Local S.A. 0.814%, 03/05/13 (144A) (a)	4,800,000	4,763,049
0.927%, 04/29/14 (144A) (a)	32,400,000	31,884,891
Duesseldorfer Hypothekenbank AG 1.875%, 12/13/13 (EUR)	13,578,000	17,797,373

MIST-232

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Foreign Bonds & Debt Securities—(Continued)

Security Description	Par Amount†	Value

Commercial Banks—(Continued)
ICICI Bank, Ltd.
2.181%, 02/24/14 (144A) (a)	4,500,000	$4,411,044
ING Bank Australia, Ltd.
4.037%, 06/24/14 (AUD) (a)	800,000	834,747
Intesa Sanpaolo S.p.A.
2.831%, 02/24/14 (144A) (a)	27,700,000	27,296,272
National Australia Bank, Ltd.
0.960%, 07/08/14 (144A) (a)	15,500,000	15,610,065
NIBC Bank N.V.
2.800%, 12/02/14 (144A)	24,000,000	25,051,536
Nordea Bank AB
1.355%, 01/14/14 (144A) (a)	26,000,000	26,141,440
Swedbank AB
3.375%, 05/27/14 (EUR)	6,240,000	8,432,388
Turkiye Garanti Bankasi A.S.
2.955%, 04/20/16 (144A) (a)	1,800,000	1,728,000
Westpac Banking Corp.
0.584%, 12/14/12 (144A) (a)	43,500,000	43,506,699
3.585%, 08/14/14 (144A)	6,700,000	7,048,956
2.700%, 12/09/14 (144A)	4,900,000	5,083,020

		307,550,609

Consumer Finance—0.1%
Hyundai Capital Services, Inc.
4.375%, 07/27/16 (144A)	3,100,000	3,344,627
RCI Banque S.A.
2.328%, 04/11/14 (144A) (a)	1,600,000	1,567,992

		4,912,619

Diversified Financial Services—1.4%
Instituto de Credito Oficial
1.978%, 03/25/14 (EUR) (a)	20,800,000	25,745,406
Volkswagen International Finance N.V.
0.911%, 10/01/12 (144A) (a)	25,100,000	25,100,000

		50,845,406

Diversified Telecommunication Services—0.2%
Telefonica Emisiones SAU
0.772%, 02/04/13 (a)	6,000,000	5,979,600

Insurance—0.2%
LeasePlan Corp. N.V.
3.250%, 05/22/14 (EUR)	6,000,000	8,080,084

Oil, Gas & Consumable Fuels—0.2%
AK Transneft OJSC Via TransCapitalInvest, Ltd.
7.700%, 08/07/13 (144A)	2,700,000	2,839,639
Petrobras International Finance Co.
3.875%, 01/27/16	5,500,000	5,845,455

		8,685,094

Sovereign—7.3%
Australia Government Bonds
4.000%, 08/20/20 (AUD)	21,200,000	42,973,475
Australia Government Bonds
3.000%, 09/20/25 (AUD)	12,697,000	18,593,465

Sovereign—(Continued)
Canadian Government Bonds
1.500%, 08/01/15 (CAD)	40,800,000	$41,898,541
4.250%, 12/01/21 (CAD)	13,601,622	19,714,673
1.500%, 12/01/44 (CAD)	6,306,420	8,483,678
Italy Buoni Ordinari del Tesoro BOT Zero Coupon, 09/13/13 (EUR) (f)	24,900,000	31,429,459
Italy Buoni Poliennali Del Tesoro
2.100%, 09/15/16 (EUR)	25,494,694	32,317,042
2.100%, 09/15/17 (EUR)	4,944,515	6,089,623
2.350%, 09/15/19 (EUR)	1,299,192	1,575,181
2.100%, 09/15/21 (EUR)	423,840	479,580
New South Wales Treasury Corp.
2.750%, 11/20/25 (AUD)	17,300,000	23,668,767
2.500%, 11/20/35 (AUD)	2,500,000	3,249,058
United Kingdom Gilt Inflation Linked
2.500%, 07/26/16 (GBP)	2,800,000	15,514,908
1.250%, 11/22/17 (GBP)	7,872,858	14,583,435
1.875%, 11/22/22 (GBP)	4,944,030	10,148,294

		270,719,179

Thrifts & Mortgage Finance—0.1%
Achmea Hypotheekbank N.V.
3.200%, 11/03/14 (144A)	3,647,000	3,825,779

Total Foreign Bonds & Debt Securities (Cost $655,649,365)		669,196,672

Mortgage-Backed Securities—6.3%

Collateralized Mortgage Obligations—4.4%
American General Mortgage Loan Trust
5.150%, 03/25/58 (144A) (a)	3,863,801	4,001,617
Arran Residential Mortgages Funding plc
1.545%, 05/16/47 (144A) (EUR) (a)	180,359	232,094
1.539%, 11/19/47 (144A) (EUR) (a)	6,782,198	8,751,796
Banc of America Funding Corp.
2.634%, 02/20/36 (a)	2,360,700	2,356,164
Banc of America Mortgage Securities, Inc.
6.500%, 09/25/33	97,051	102,585
4.945%, 11/25/34 (a)	155,893	155,356
3.111%, 06/25/35 (a)	606,590	556,984
3.117%, 09/25/35 (a)	342,192	301,498
BCAP LLC Trust
5.492%, 03/26/37 (144A) (a)	2,700,000	2,180,250
5.250%, 08/26/37 (144A)	10,162,285	10,030,176
Bear Stearns Adjustable Rate Mortgage Trust
2.955%, 01/25/35 (a)	3,815,613	3,817,176
2.570%, 03/25/35 (a)	1,850,396	1,873,268
2.901%, 03/25/35 (a)	888,305	777,473
3.078%, 03/25/35 (a)	12,074	12,176
2.240%, 08/25/35 (a)	263,251	268,056
Bear Stearns ALT-A Trust
0.377%, 02/25/34 (a)	365,717	345,455
3.006%, 09/25/35 (a)	2,377,154	1,932,071
Bear Stearns Structured Products, Inc.
2.840%, 01/26/36 (a)	909,184	574,002
Chase Mortgage Finance Corp.
3.011%, 02/25/37 (a)	318,590	317,611

MIST-233

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Par Amount†	Value

Collateralized Mortgage Obligations—(Continued)
Citigroup Mortgage Loan Trust, Inc. 2.600%, 05/25/35 (a)	89,948	$87,479
2.230%, 09/25/35 (a)	413,449	410,919
2.340%, 09/25/35 (a)	388,846	377,537
2.570%, 10/25/35 (a)	6,283,276	5,822,784
Countrywide Alternative Loan Trust 5.500%, 06/25/35	1,200,000	1,065,698
0.497%, 12/25/35 (a)	49,058	40,835
0.399%, 02/20/47 (a)	1,675,699	939,773
0.387%, 05/25/47 (a)	11,278,599	8,086,090
0.397%, 05/25/47 (a)	576,949	396,543
Countrywide Home Loan Mortgage Pass-Through Trust 2.923%, 11/19/33 (a)	62,741	62,990
3.012%, 08/25/34 (a)	384,705	322,237
4.881%, 11/20/34 (a)	942,901	931,378
0.507%, 04/25/35 (a)	1,358,612	1,026,175
0.557%, 06/25/35 (144A) (a)	277,193	237,157
Deutsche ALT-A Securities, Inc. Alternate Loan Trust 0.317%, 10/25/36 (a)	58,622	25,164
5.869%, 10/25/36	1,037,503	697,594
5.886%, 10/25/36	1,037,503	698,343
Deutsche Mortgage Securities, Inc. 1.484%, 06/28/47 (144A) (a)	298,549	297,114
First Horizon Alternative Mortgage Securities 2.585%, 06/25/34 (a)	481,767	479,738
Fosse Master Issuer plc 1.855%, 10/18/54 (144A) (a)	8,440,444	8,567,659
Granite Mortgages plc 1.011%, 09/20/44 (GBP) (a)	1,161,171	1,843,838
Greenpoint Mortgage Funding Trust 0.437%, 06/25/45 (a)	562,332	436,338
0.487%, 11/25/45 (a)	244,070	173,341
GSR Mortgage Loan Trust 2.899%, 01/25/35 (a)	673,925	668,951
3.004%, 05/25/35 (a)	1,111,322	1,012,187
2.647%, 09/25/35 (a)	864,879	872,892
5.148%, 11/25/35 (a)	1,964,973	1,798,178
Harborview Mortgage Loan Trust 0.439%, 05/19/35 (a)	144,741	106,856
0.499%, 02/19/36 (a)	287,328	192,206
Holmes Master Issuer plc 1.847%, 10/15/54 (144A) (EUR) (a)	15,300,000	19,926,531
Indymac Index Mortgage Loan Trust 4.218%, 11/25/35 (a)	1,894,919	1,637,973
JPMorgan Mortgage Trust 5.003%, 02/25/35 (a)	1,347,102	1,376,747
5.135%, 06/25/35 (a)	3,131,650	3,193,955
3.050%, 07/25/35 (a)	595,716	606,248
3.097%, 07/25/35 (a)	589,122	603,702
3.029%, 08/25/35 (a)	1,029,578	899,240
3.116%, 08/25/35 (a)	780,134	777,031
5.318%, 09/25/35 (a)	326,802	316,010
2.567%, 07/27/37 (144A) (a)	1,618,462	1,189,806
Master Adjustable Rate Mortgages Trust 2.688%, 12/25/33 (a)	396,779	392,123
2.624%, 11/21/34 (a)	600,000	615,600

Collateralized Mortgage Obligations—(Continued)
Mellon Residential Funding Corp. 0.661%, 12/15/30 (a)	84,552	$84,568
0.921%, 11/15/31 (a)	616,392	611,545
Merrill Lynch Mortgage Investors, Inc. 5.094%, 12/25/35 (a)	655,308	647,477
MLCC Mortgage Investors, Inc. 1.231%, 10/25/35 (a)	450,372	438,720
1.986%, 10/25/35 (a)	2,049,377	1,993,530
0.467%, 11/25/35 (a)	293,495	269,038
National Credit Union Administration Guaranteed Notes 0.678%, 10/07/20 (a)	4,606,475	4,627,204
0.788%, 12/08/20 (a)	6,243,929	6,290,758
Permanent Master Issuer plc 1.797%, 07/15/42 (144A) (EUR) (a)	1,500,000	1,952,762
RBSSP Resecuritization Trust 2.689%, 07/26/45 (144A) (a)	12,018,405	12,337,475
Residential Accredit Loans, Inc. 0.517%, 08/25/35 (a)	234,087	167,861
1.508%, 09/25/45 (a)	248,372	181,122
Securitized Asset Sales, Inc. 0.757%, 11/26/23 (a)	4,541	4,672
Sequoia Mortgage Trust 0.919%, 10/19/26 (a)	153,862	153,505
0.419%, 07/20/36 (a)	2,480,014	2,282,656
Structured Adjustable Rate Mortgage Loan Trust 2.778%, 02/25/34 (a)	331,772	337,366
5.500%, 12/25/34 (a)	1,181,106	1,130,847
1.636%, 01/25/35 (a)	182,965	128,700
Structured Asset Mortgage Investments, Inc. 0.879%, 10/19/34 (a)	167,918	160,401
0.469%, 07/19/35 (a)	336,251	293,428
0.407%, 06/25/36 (a)	146,992	108,820
0.427%, 05/25/46 (a)	67,367	39,160
Structured Asset Securities Corp. 2.843%, 10/28/35 (144A) (a)	254,149	229,880
Swan Trust 4.822%, 04/25/41 (AUD) (a)	481,027	492,799
TBW Mortgage Backed Pass-Through Certificates 6.015%, 07/25/37	435,106	293,812
Thornburg Mortgage Securities Trust 6.118%, 09/25/37 (a)	3,516,335	3,616,030
WaMu Mortgage Pass-Through Certificates 5.314%, 08/25/35 (a)	411,489	401,400
4.500%, 12/25/35 (a)	390,271	375,587
1.348%, 11/25/42 (a)	36,764	34,287
0.507%, 10/25/45 (a)	1,659,002	1,512,182
0.477%, 11/25/45 (a)	263,590	238,492
1.148%, 02/25/46 (a)	259,750	232,337
2.594%, 07/25/46 (a)	1,042,469	929,730
1.148%, 08/25/46 (a)	11,245,307	8,686,533
2.616%, 11/25/46 (a)	369,971	320,715
0.958%, 12/25/46 (a)	153,216	131,621
0.918%, 05/25/47 (a)	661,507	511,915
Wells Fargo Mortgage Backed Securities Trust 2.617%, 09/25/34 (a)	865,297	892,525
2.610%, 11/25/34 (a)	415,121	416,180

MIST-234

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Par Amount†	Value

Collateralized Mortgage Obligations—(Continued)
Wells Fargo Mortgage Backed Securities Trust
2.656%, 10/25/35 (a)	38,313	$37,989
2.693%, 03/25/36 (a)	272,496	256,634
2.675%, 04/25/36 (a)	1,690,427	1,506,604
5.596%, 04/25/36 (a)	826,143	822,213

		163,979,848

Commercial Mortgage-Backed Securities—1.9%
Banc of America Large Loan, Inc.
1.971%, 11/15/15 (144A) (a)	21,549,042	21,576,668
0.731%, 08/15/29 (144A) (a)	239,261	236,114
5.707%, 06/24/50 (144A) (a)	1,700,000	1,928,778
5.665%, 02/17/51 (144A) (a)	1,000,000	1,159,240
Banc of America Merrill Lynch Commercial Mortgage, Inc.
0.398%, 06/10/49 (144A) (a)	132,021	132,016
5.893%, 06/10/49 (a)	132,021	132,098
5.893%, 06/10/49 (a)	1,100,000	1,268,803
5.920%, 02/10/51 (a)	1,100,000	1,309,116
Commercial Mortgage Pass-Through Certificates
3.156%, 07/10/46 (144A)	2,400,975	2,550,900
Credit Suisse Mortgage Capital Certificates
5.467%, 09/18/39 (144A) (a)	2,000,000	2,289,030
5.383%, 02/15/40 (144A)	1,600,000	1,783,771
Eclipse, Ltd.
0.929%, 01/25/20 (GBP) (a)	1,952,767	2,901,061
GS Mortgage Securities Corp. II
1.103%, 03/06/20 (144A) (a)	1,274,219	1,274,099
1.260%, 03/06/20 (144A) (a)	3,600,000	3,598,938
4.592%, 08/10/43 (144A)	25,000	29,335
JPMorgan Chase Commercial Mortgage Securities Corp.
4.654%, 01/12/37	424,633	435,070
5.794%, 02/12/51 (a)	1,500,000	1,791,547
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.700%, 09/12/49	5,400,000	6,152,841
RBSCF Trust
6.204%, 12/16/49 (144A) (a)	2,600,000	3,106,772
Vornado DP LLC
4.004%, 09/13/28 (144A)	7,000,000	7,982,226
Wachovia Bank Commercial Mortgage Trust
0.301%, 06/15/20 (144A) (a)	2,787,485	2,673,375
0.311%, 09/15/21 (144A) (a)	3,701,100	3,583,957
5.088%, 08/15/41 (a)	1,500,000	1,606,239

		69,501,994

Total Mortgage-Backed Securities (Cost $225,784,267)		233,481,842

Asset-Backed Securities—3.4%

Asset-Backed - Automobile—0.0%
Magnolia Funding, Ltd.
3.000%, 04/20/17 (144A) (EUR) (g)	553,280	713,452

Asset-Backed - Credit Card—0.2%
Citibank Omni Master Trust
2.971%, 08/15/18 (144A) (a)	7,100,000	7,435,677

Asset-Backed - Home Equity—0.4%
Asset Backed Funding Certificates
0.917%, 06/25/34 (a)	746,923	$593,193
Bear Stearns Asset Backed Securities Trust
0.877%, 10/25/32 (a)	19,941	17,947
1.217%, 10/25/37 (a)	3,309,655	2,553,912
Carrington Mortgage Loan Trust
0.537%, 10/25/35 (a)	203,808	198,080
Countrywide Asset-Backed Certificates
0.467%, 04/25/36 (a)	305,726	289,280
0.397%, 07/25/36 (a)	4,779,202	4,246,061
First NLC Trust
0.287%, 08/25/37 (144A) (a)	1,634,878	682,544
HSBC Home Equity Loan Trust
0.369%, 03/20/36 (a)	2,140,039	2,091,398
HSI Asset Securitization Corp. Trust
0.267%, 10/25/36 (a)	9,920	3,876
Soundview Home Loan Trust
0.277%, 11/25/36 (144A) (a)	65,075	20,997
Structured Asset Securities Corp.
1.715%, 04/25/35 (a)	641,998	613,990
0.357%, 05/25/47 (a)	3,200,000	2,425,922

		13,737,200

Asset-Backed - Other—1.7%
Alzette European CLO S.A.
0.709%, 12/15/20 (144A) (a)	684,872	675,156
American Money Management Corp.
0.652%, 05/03/18 (144A) (a)	314,513	310,696
Aquilae CLO plc
1.007%, 01/17/23 (EUR) (a)	3,596,683	4,455,346
ARES CLO, Ltd.
0.632%, 03/12/18 (144A) (a)	2,162,783	2,140,316
Babson CLO, Ltd.
0.755%, 11/15/16 (144A) (a)	775,050	769,706
Conseco Finance Securitizations Corp.
6.681%, 12/01/33 (a)	4,243,080	4,440,960
Credit-Based Asset Servicing and Securitization LLC
0.337%, 07/25/37 (144A) (a)	201,022	130,862
CSAB Mortgage Backed Trust
5.720%, 09/25/36	1,145,770	885,875
Cumberland CLO, Ltd.
0.687%, 11/10/19 (144A) (a)	2,696,406	2,668,540
Duane Street CLO
0.689%, 11/08/17 (144A) (a)	1,021,232	1,012,552
Equity One ABS, Inc.
0.517%, 04/25/34 (a)	117,832	89,112
First CLO, Ltd.
0.704%, 12/14/16 (a)	229,092	228,027
Gallatin Funding, Ltd.
0.685%, 08/15/17 (144A) (a)	604,658	596,458
Harbourmaster CLO, Ltd.
0.512%, 06/15/20 (EUR) (a)	510,856	639,099
Harvest CLO S.A.
0.936%, 03/29/17 (EUR) (a)	200,181	254,863
Hillmark Funding
0.685%, 05/21/21 (144A) (a)	15,600,000	15,093,296

MIST-235

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Par Amount†	Value

Asset-Backed - Other—(Continued)
JPMorgan Mortgage Acquisition Corp.
0.277%, 03/25/47 (a)	513,322	$477,393
Katonah VI, Ltd.
0.699%, 09/20/16 (144A) (a)	1,434,410	1,425,916
Landmark CDO, Ltd.
0.718%, 06/01/17 (144A) (a)	3,660,007	3,617,397
Magi Funding plc
1.314%, 04/11/21 (144A) (EUR) (a)	2,509,607	3,114,764
Morgan Stanley IXIS Real Estate Capital Trust
0.267%, 11/25/36 (a)	900	364
Nautique Funding, Ltd.
0.705%, 04/15/20 (144A) (a)	962,297	924,882
Navigare Funding CLO, Ltd.
0.694%, 05/20/19 (144A) (a)	389,698	382,212
NYLIM Flatiron CLO, Ltd.
0.659%, 08/08/20 (144A) (a)	600,000	577,224
Park Place Securities, Inc.
0.897%, 12/25/34 (a)	2,939,834	2,926,780
0.477%, 09/25/35 (a)	30,826	29,867
Penta CLO S.A.
1.166%, 06/04/24 (EUR) (a)	4,357,383	5,161,310
Small Business Administration Participation Certificates
5.510%, 11/01/27	4,746,912	5,482,077
Symphony CLO, Ltd.
0.675%, 05/15/19 (144A) (a)	3,500,000	3,416,206
Wind River CLO, Ltd.
0.711%, 12/19/16 (144A) (a)	476,886	466,531
Wood Street CLO B.V.
0.696%, 03/29/21 (144A) (EUR) (a)	645,762	804,139

		63,197,926

Asset-Backed - Student Loan—1.1%
College Loan Corp. Trust
0.701%, 01/25/24 (a)	900,000	813,493
Illinois Student Assistance Commission
0.931%, 04/25/17 (a)	301,986	302,400
Nelnet Student Loan Trust
1.151%, 07/25/18 (a)	874,931	878,013
North Carolina State Education Assistance Authority
0.901%, 10/26/20 (a)	3,348,435	3,349,607
SLM Student Loan Trust
0.461%, 10/25/17 (a)	817,118	816,449
0.951%, 10/25/17 (a)	672,161	675,433
1.871%, 12/15/17 (144A) (a)	1,586,434	1,589,837
0.541%, 07/25/22 (a)	438,952	438,844
1.951%, 04/25/23 (a)	21,910,343	22,833,776
0.692%, 10/25/23 (EUR) (a)	4,100,000	4,874,884
2.350%, 04/15/39 (144A) (a)	3,598,264	3,625,494

		40,198,230

Total Asset-Backed Securities (Cost $123,678,155)		125,282,485

Capital Markets—0.6%
Morgan Stanley
2.937%, 05/14/13 (a)	14,800,000	14,948,103
0.760%, 01/09/14 (a)	8,925,000	8,808,261

		23,756,364

Domestic Bonds & Debt Securities—2.4%
Security Description	Par/Principal Amount†	Value

Commercial Banks—0.2%
HSBC Finance Corp.
0.900%, 04/05/13 (EUR) (a)	1,100,000	$1,412,800
0.705%, 01/15/14 (a)	3,800,000	3,777,078
Wachovia Bank N.A.
0.822%, 11/03/14 (a)	1,325,000	1,314,370

		6,504,248

Computers & Peripherals—0.2%
Lexmark International, Inc.
5.900%, 06/01/13	5,000,000	5,128,785

Consumer Finance—0.5%
Ally Financial, Inc.
3.638%, 02/11/14 (a)	17,600,000	17,796,768
3.779%, 06/20/14 (a)	1,300,000	1,335,776

		19,132,544

Diversified Financial Services—0.4%
Citigroup, Inc.
5.300%, 10/17/12	11,000,000	11,021,153
International Lease Finance Corp.
5.750%, 05/15/16	4,400,000	4,687,065

		15,708,218

Household Durables—0.2%
D.R. Horton, Inc.
5.250%, 02/15/15	7,500,000	7,931,250

Insurance—0.1%
American International Group, Inc.
8.175%, 05/15/58 (a)	2,700,000	3,317,625

Media—0.2%
DISH DBS Corp.
7.000%, 10/01/13	6,200,000	6,525,500

Total Domestic Bonds & Debt Securities (Cost $86,084,309)		88,004,534

Loan Participations—0.9%

Consumer Finance—0.5%
Springleaf Finance Corp. Term Loan
5.500%, 05/10/17 (a)	16,200,000	15,892,200

Diversified Telecommunication Services—0.0%
Intelsat Jackson Holdings S.A. Term Loan
5.250%, 04/02/18 (a)	493,750	495,552

Health Care Providers & Services—0.2%
Iasis Healthcare LLC Term Loan
5.000%, 05/03/18 (a)	7,190,500	7,218,579

MIST-236

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Loan Participations—(Continued)

Security Description	Par/Principal Amount†/ Shares/Contracts	Value

Independent Power Producers & Energy Traders—0.2%
NRG Energy, Inc. Term Loan
4.000%, 07/02/18 (a)	7,900,000	$7,950,718

Total Loan Participations (Cost $31,671,494)		31,557,049

Purchased Options—0.0%

Call Options—0.0%
OTC 3-Month vs 30-Year Forward Volatility Agreement
0.010%, 12/10/12 (Counterparty—Deutsche bank Securities) (a) (h)	7,200,000	544,754
OTC 3-Month vs 30-Year Forward Volatility Agreement
0.010%, 12/10/12 (Counterparty—Goldman Sachs) (a) (h)	5,800,000	438,829

Total Call Options Purchased (Cost $1,099,000)		983,583

Put Options—0.0%
OTC - 30 Year Interest Rate Swap
3.875%, 04/14/14 (Counterparty—Deutsche Bank Securities) (Cost $1,032,255)	20,300,000	455,861

Total Purchased Options (Cost $2,131,255)		1,439,444

Municipals—0.0%
Tobacco Settlement Financing Corp. Series 2002-A Class A
6.000%, 06/01/23	385,000	385,651
7.467%, 06/01/47	1,110,000	849,971

Total Municipals (Cost $1,424,116)		1,235,622

Convertible Preferred Stock—0.0%

Commercial Banks—0.0%
Wells Fargo & Co., Series L
7.500%, 12/31/49 (Cost $900,000)	900	1,114,200

Short-Term Investments—42.7%

Commercial Paper—2.4%
Dexia Credit Local S.A.
0.000%, 09/06/13	18,700,000	18,700,000
0.000%, 09/20/13	24,700,000	24,700,000
Santander S.A. 2.164%, 04/02/13 (f)	17,500,000	17,305,361
Standard Chartered Bank 0.935%, 10/01/13 (f)	30,800,000	30,504,149

		91,209,510

Foreign Government—4.0%
Japan Treasury Bills 0.093%, 10/29/12 (JPY) (f)	10,810,000,000	$138,508,735
0.095%, 11/05/12 (JPY) (f)	790,000,000	10,122,113

		148,630,848

U.S. Treasury—0.1%
U.S. Treasury Bills 0.435%, 02/07/13 (b) (d) (f)	779,000	778,604
0.200%, 02/14/13 (b) (d) (f)	112,444,000	2,552,660
0.195%, 03/07/13 (c) (f)	193,000	192,896
0.240%, 05/02/13 (b) (d) (f)	362,000	361,672
1.595%, 06/27/13 (d) (f)	142,000	141,787
0.160%, 07/25/13 (c) (d) (f)	1,062,000	1,060,547
0.193%, 08/22/13 (d) (f)	270,000	269,544

		5,357,710

Repurchase Agreements—36.2%

Barclays Capital, Inc. Repurchase Agreement dated 09/26/12 at 0.200% to be repurchased at $425,020,813 on 10/05/12 collateralized by $55,391,000 U.S. Treasury Inflation Protected Bond at 1.375% due 01/15/20 with a value of $70,419,199, by $113,105,000 U.S. Treasury Inflation Protected Bond at 2.000% due 01/15/14 with a value of $147,498,944, by $56,716,000 U.S. Treasury Inflation Protected Bond at 1.250% due 04/15/14 with a value of $64,408,901, by $8,062,000 U.S. Treasury Inflation Protected Bond at 2.000% due 07/15/14 with a value of $10,531,027, by $31,524,000 U.S. Treasury Inflation Protected Bond at 1.625% due 01/15/15 with a value of $40,823,608, by $6,837,000 U.S. Treasury Inflation Protected Bond at 1.875% due 07/15/15 with a value of $8,916,545, by $27,645,000 U.S. Treasury Inflation Protected Bond at 2.000% due 01/15/16 with a value of by $36,018,722, by $1,944,000 U.S. Treasury Inflation Protected Bond at 1.875% due 07/15/19 with a value of $2,572,533, by $5,102,000 U.S. Treasury Inflation Protected Bond at 1.375% due 07/15/18 with a value of $6,388,336, by $31,729,000 U.S. Treasury Inflation Protected Bond at 2.625% due 07/15/17 with a value of $42,753,618, and by $2,760,000 U.S. Treasury Inflation Protected Bond at 2.375% due 01/15/17 with a value of $3,706,421.

	425,000,000	425,000,000

MIST-237

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Par Amount†	Value

Repurchase Agreements—(Continued)
Repurchase Agreement dated 09/28/12 at 0.250% to be repurchased at $6,600,138 on 10/01/12 collateralized by $6,166,000 U.S. Treasury Inflation Protected Bond at 0.125% due 07/15/22 with a value of $6,747,471.	6,600,000	$6,600,000
Credit Suisse Securities (USA) LLC Repurchase Agreement dated 09/28/12 at 0.280% to be repurchased at $210,004,900 on 10/01/12 collateralized by $192,452,000 U.S. Treasury Note at 3.125% due 01/31/17 with a value of $215,052,036.	210,000,000	210,000,000
Fixed Income Clearing Corp. Repurchase Agreement dated 09/28/12 at 0.010% to be repurchased at $2,556,002 on 10/01/12, collateralized by $2,485,000 Federal National Mortgage Association at 2.750% due 04/16/19 with a value of $2,609,250.	2,556,000	2,556,000
JPMorgan Securities, Inc. Repurchase Agreement dated 09/28/12 at 0.280% to be repurchased at $35,000,817 on 10/01/12 collateralized by $35,760,000 Federal Home Loan Mortgage Corp. at 0.500% due 09/25/15 with a value of $35,761,490.	35,000,000	35,000,000
Repurchase Agreement dated 09/28/12 at 0.260% to be repurchased at $349,607,575 on 10/01/12 collateralized by $260,149,000 U.S. Treasury Note at 1.250% due 08/31/15 with a value of $267,574,947, and by $75,757,600 U.S. Treasury Note at 3.625% due 08/15/19 with a value of $89,556,600.	349,600,000	349,600,000
Morgan Stanley & Co., Inc. Repurchase Agreement dated 9/28/12 at 0.280% to be repurchased at $216,805,059 on 10/01/12 collateralized by $110,052,900 U.S. Treasury Bond at 4.375% due 11/15/39 with a value of $148,682,814, and by $67,899,400 U.S. Treasury Note at 1.875% due 09/30/17 with a value of $72,767,408.	216,800,000	216,800,000
Repurchase Agreement dated 09/28/12 at 0.290% to be repurchased at $5,500,133 on 10/01/12 collateralized by $5,552,000 Federal Home Loan Mortgage Corp. at 1.000% due 02/24/16 with a value of $5,611,931.	5,500,000	5,500,000

Repurchase Agreements—(Continued)
UBS Securities, Inc. Repurchase Agreement dated 09/28/12 at 0.260% to be repurchased at $100,002,167 on 10/01/12 collateralized by $66,558,000 U.S. Treasury Bond at 6.125% due 11/15/27 with a value of $102,258,771.	100,000,000	$100,000,000

		1,351,056,000

Total Short-Term Investments (Cost $1,595,847,083)		1,596,254,068

Total Investments—171.2% (Cost $6,204,764,651#)		6,386,553,260
Other assets and liabilities (net)—(71.2)%		(2,656,764,349)

Net Assets—100.0%		$3,729,788,911

†	Par amount stated in U.S. dollars unless otherwise noted.
#	As of September 30, 2012, the aggregate cost of investments was $6,204,764,651. The aggregate unrealized appreciation and depreciation of investments were $198,131,026 and $(16,342,417), respectively, resulting in net unrealized appreciation of $181,788,609.
(a)	Variable or floating rate security. The stated rate represents the rate at September 30, 2012. Maturity date shown for callable securities reflects the earliest possible call date.
(b)	All or a portion of this security has been purchased in a Treasury Roll Transaction.
(c)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2012, the value of the securities pledged was $926,609.
(d)	All or a portion of the security was pledged as collateral against open swap contracts. As of September 30, 2012, the market value of securities pledged was $11,647,871
(e)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of September 30, 2012, the market value of securities pledged was $6,396,117.
(f)	The rate shown represents the discount rate at the time of purchase by the Portfolio.
(g)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2012, these securities represent less than 0.05% of net assets.
(h)	Exercise level and final premium determined on a future date, based upon implied volatility parameters.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2012, the market value of 144A securities was $499,162,528, which is 13.4% of net assets.
(AUD)—	Australian Dollar
(CAD)—	Canadian Dollar
(EUR)—	Euro
(GBP)—	British Pound
(JPY)—	Japanese Yen

MIST-238

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Forward Sales Commitments

Securities Sold Short	Counterparty	Par Amount	Interest Rate	Maturity	Proceeds	Value
Fannie Mae 30 Yr. Pool	Citigroup Global Markets, Inc.	$(5,000,000)	5.500%	TBA	$(5,481,348)	$(5,482,033)

(TBA)—To Be Announced

Forward Foreign Currency Exchange Contracts to Buy:

Settlement Date	Counterparty	Contracts to Buy		Value at September 30, 2012	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
10/11/2012	Barclays Bank plc	1,870,000	AUD	$1,938,379	$1,919,807	$18,572
10/11/2012	Barclays Bank plc	4,138,000	AUD	4,289,312	4,248,216	41,096
10/11/2012	BNP Paribas S.A.	106,000	AUD	109,876	110,471	(595)
10/11/2012	Credit Suisse London	2,810,000	AUD	2,912,752	2,852,375	60,377
10/11/2012	Deutsche Bank AG London	139,000	AUD	144,083	141,638	2,445
10/11/2012	Deutsche Bank AG London	2,135,000	AUD	2,213,070	2,228,492	(15,422)
10/2/2012	UBS AG	2,921,437	BRL	1,441,084	1,439,770	1,314
10/2/2012	UBS AG	12,110,789	BRL	5,973,999	5,904,821	69,178
12/4/2012	UBS AG	9,539,475	BRL	4,670,109	4,650,000	20,109
12/4/2012	UBS AG	4,960,516	BRL	2,428,451	2,420,000	8,451
12/4/2012	UBS AG	3,913,590	BRL	1,915,922	1,910,000	5,922
12/4/2012	UBS AG	4,874,478	BRL	2,386,331	2,380,000	6,331
2/1/2013	Barclays Capital	37,170,584	CNY	5,858,392	5,895,414	(37,022)
10/1/2012	HSBC Bank USA	3,741,866	EUR	4,808,484	4,829,851	(21,367)
10/15/2012	Barclays Bank plc	3,941,000	EUR	5,065,025	5,041,363	23,662
10/15/2012	Barclays Bank plc	1,999,000	EUR	2,569,141	2,599,348	(30,207)
10/15/2012	Citibank N.A.	649,000	EUR	834,103	798,310	35,793
10/15/2012	Citibank N.A.	90,000	EUR	115,669	109,847	5,822
10/15/2012	Citibank N.A.	2,400,000	EUR	3,084,512	2,994,818	89,694
10/15/2012	Credit Suisse London	335,000	EUR	430,546	406,630	23,916
10/15/2012	Credit Suisse London	2,595,000	EUR	3,335,128	3,390,094	(54,966)
10/15/2012	Deutsche Bank AG London	1,682,000	EUR	2,161,729	2,179,266	(17,537)
10/15/2012	JPMorgan Chase Bank N.A.	206,000	EUR	264,754	255,641	9,113
10/15/2012	JPMorgan Chase Bank N.A.	5,515,000	EUR	7,087,951	6,781,752	306,199
10/15/2012	Morgan Stanley & Co., Inc.	4,295,000	EUR	5,519,991	5,321,160	198,831
10/15/2012	UBS AG	5,967,000	EUR	7,668,867	7,403,627	265,240
10/15/2012	UBS AG	3,055,000	EUR	3,926,326	3,957,814	(31,488)
10/15/2012	Westpac Banking Corp.	3,741,000	EUR	4,807,983	4,812,580	(4,597)
12/12/2012	Barclays Bank plc	3,315,000	GBP	5,351,966	5,282,734	69,232
12/12/2012	UBS AG	83,000	GBP	134,001	134,614	(613)
12/3/2012	JPMorgan Chase Bank N.A.	439,740	MXN	33,954	32,241	1,713
10/31/2012	Citibank N.A.	3,890	PHP	93	89	4
10/22/2012	JPMorgan Chase Bank N.A.	200	SGD	163	159	4

Net Unrealized Appreciation						$1,049,204

Forward Foreign Currency Exchanage Contracts to Sell:

Settlement Date	Counterparty	Contracts to Deliver		Value at September 30, 2012	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
10/11/2012	JPMorgan Chase Bank N.A.	96,646,000	AUD	$100,180,010	$99,690,349	$(489,661)
10/2/2012	Barclays Capital	9,721,962	BRL	4,795,640	4,714,822	(80,818)
10/2/2012	Morgan Stanley & Co., Inc.	4,553,614	BRL	2,246,202	2,204,820	(41,382)
10/2/2012	UBS AG	756,650	BRL	373,239	366,735	(6,504)
12/4/2012	UBS AG	12,110,789	BRL	5,928,911	5,851,188	(77,723)
12/20/2012	BNP Paribas S.A.	8,194,000	CAD	8,319,981	8,395,406	75,425
12/20/2012	Deutsche Bank AG London	61,061,000	CAD	61,999,801	62,590,396	590,595
2/1/2013	JPMorgan Chase Bank N.A.	37,008,626	CNY	5,832,866	5,808,464	(24,402)
10/1/2012	Barclays Bank plc	3,741,000	EUR	4,807,371	4,811,891	4,520

MIST-239

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Forward Foreign Currency Exchanage Contracts to Sell—(Continued)

Settlement Date	Counterparty	Contracts to Deliver		Value at September 30, 2012	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
10/15/2012	Citibank N.A.	5,390,000	EUR	6,927,299	7,065,082	137,783
10/15/2012	Credit Suisse London	3,570,000	EUR	4,588,211	4,602,158	13,947
10/15/2012	JPMorgan Chase Bank N.A.	26,966,000	EUR	34,657,061	33,211,326	(1,445,735)
10/15/2012	JPMorgan Chase Bank N.A.	5,940,000	EUR	7,634,167	7,318,674	(315,493)
10/15/2012	UBS AG	91,900,000	EUR	118,111,098	113,228,703	(4,882,395)
10/15/2012	UBS AG	8,668,000	EUR	11,140,228	11,151,893	11,665
10/15/2012	UBS AG	251,000	EUR	322,589	325,415	2,826
10/15/2012	UBS AG	3,393,000	EUR	4,360,729	4,458,690	97,961
10/15/2012	Westpac Banking Corp.	10,214,000	EUR	13,127,168	13,139,718	12,550
9/13/2013	Barclays Bank plc	24,601,200	EUR	31,733,707	31,912,677	178,970
12/12/2012	BNP Paribas S.A.	12,719,000	GBP	20,534,435	20,224,571	(309,864)
12/12/2012	Citibank N.A.	18,841,000	GBP	30,418,216	30,590,800	172,584
10/29/2012	Citibank N.A.	3,449,390,000	JPY	44,210,076	44,194,336	(15,740)
10/29/2012	Credit Suisse London	4,221,910,000	JPY	54,111,296	54,099,308	(11,988)
10/29/2012	UBS AG	3,138,700,000	JPY	40,228,030	40,229,531	1,501
11/5/2012	Citibank N.A.	790,000,000	JPY	10,125,829	10,067,696	(58,133)

Net Unrealized Depreciation						$(6,459,511)

(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(CNY)—	Chinese Yuan
(EUR)—	Euro
(GBP)—	British Pound
(IDR)—	Indonesian Rupiah
(INR)—	Indian Rupee
(JPY)—	Japanese Yen
(KRW)—	South Korean Won
(MXN)—	Mexican Peso
(MYR)—	Malaysian Ringgit
(PHP)—	Philippine Peso
(SGD)—	Singapore Dollar

Futures Contracts

The futures contracts outstanding as of September 30, 2012 were as follows:

Futures Contracts—Long	Exchange	Expiration Date	Number of Contracts	Contract Amount	Valuation as of September 30, 2012	Unrealized Appreciation
90 Day EuroDollar Futures	Chicago Mercantile Exchange	9/14/2015	586	$145,220,964	$145,371,950	$150,986
90 Day EuroDollar Futures	Chicago Mercantile Exchange	3/14/2016	967	239,025,104	239,284,150	259,046
U.S. Treasury Note 10 Year Futures	Chicago Board of Trade	12/19/2012	55	7,281,956	7,341,641	59,685

Net Unrealized Appreciation						$469,717

MIST-240

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Options Written

Options written as of September 30, 2012 were as follows:

Inflation Floor

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value	Unrealized Appreciation
Floor - OTC CPURNSA Index	Deutsche Bank AG	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	3/10/2020	$(5,100,000)	$(38,250)	$(10,750)	$27,500
Floor - OTC CPURNSA Index	Citibank N.A.	216.687	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	4/7/2020	(49,000,000)	(436,720)	(71,799)	364,921
Floor - OTC CPURNSA Index	Citibank N.A.	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	9/29/2020	(4,700,000)	(60,630)	(6,218)	54,412

Totals						$(535,600)	$(88,767)	$446,833

CPURNSA—Consumer Price All Urban Non-Seasonally Adjusted

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value	Unrealized Appreciation/ (Depreciation)
Put - OTC - 1-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	3-Month USD-LIBOR	Pay	0.795%	10/11/2012	$	(17,200,000)	$—	$(2)	$(2)
Put - OTC - 1-Year Interest Rate Swap	Goldman Sachs Bank USA	3-Month USD-LIBOR	Pay	0.795%	10/11/2012		(17,700,000)	—	(2)	(2)
Put - OTC - 2-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD-LIBOR	Pay	1.056%	10/11/2012		(37,100,000)	—	(4)	(4)
Put - OTC - 2-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD-LIBOR	Pay	0.915%	11/14/2012		(42,500,000)	—	(315)	(315)
Put - OTC - 5-Year Interest Rate Swap	Citibank N.A.	3-Month USD-LIBOR	Pay	1.700%	3/18/2013		(27,900,000)	(524,520)	(15,434)	509,086
Put - OTC - 5-Year Interest Rate Swap	BNP Paribas S.A.	3-Month USD-LIBOR	Pay	1.400%	3/18/2013		(27,200,000)	(72,080)	(36,973)	35,107
Put - OTC - 5-Year Interest Rate Swap	Deutsche Bank AG	3-Month USD-LIBOR	Pay	1.700%	3/18/2013		(83,500,000)	(1,625,125)	(46,192)	1,578,933
Put - OTC - 10-Year Interest Rate Swap	Deutsche Bank AG	6-Month EUR-LIBOR	Pay	2.150%	1/7/2013		(13,300,000)	(70,385)	(62,564)	7,821
Call - OTC - 5-Year Interest Rate Swap	BNP Paribas S.A.	3-Month USD-LIBOR	Receive	0.750%	3/18/2013		(27,200,000)	(62,560)	(62,625)	(65)
Call - OTC - 1-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	3-Month USD-LIBOR	Receive	0.795%	10/11/2012		(17,200,000)	—	(78,967)	(78,967)
Call - OTC - 1-Year Interest Rate Swap	Goldman Sachs Bank USA	3-Month USD-LIBOR	Receive	0.795%	10/11/2012		(17,700,000)	—	(81,262)	(81,262)
Put - OTC - 5-Year Interest Rate Swap	Deutsche Bank AG	3-Month USD-LIBOR	Pay	1.400%	3/18/2013		(93,700,000)	(223,709)	(127,366)	96,343
Put - OTC - 5-Year Interest Rate Swap	Deutsche Bank AG	3-Month USD-LIBOR	Pay	2.850%	4/14/2014		(85,300,000)	(1,023,600)	(201,982)	821,618
Call - OTC - 5-Year Interest Rate Swap	Deutsche Bank AG	3-Month USD-LIBOR	Receive	0.750%	3/18/2013		(93,700,000)	(223,709)	(215,735)	7,974
Call - OTC - 2-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD-LIBOR	Receive	0.915%	11/14/2012		(42,500,000)	—	(459,102)	(459,102)
Call - OTC - 2-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD-LIBOR	Receive	1.056%	10/11/2012		(37,100,000)	—	(508,752)	(508,752)
Call - OTC - 5-Year Interest Rate Swap	Citibank N.A.	3-Month USD-LIBOR	Receive	1.700%	3/18/2013		(27,900,000)	(329,220)	(1,090,865)	(761,645)
Call - OTC - 5-Year Interest Rate Swap	Deutsche Bank AG	3-Month USD-LIBOR	Receive	1.700%	3/18/2013		(83,500,000)	(988,250)	(3,264,775)	(2,276,525)

Totals								$(5,143,158)	$(6,252,917)	$(1,109,759)

MIST-241

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Swap Agreements

Open OTC interest rate swap agreements as of September 30, 2012 were as follows:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive	INF USD CPURNSA	2.500%	7/15/2022	Deutsche Bank AG	8,200,000	USD	$57,603	$44,608	$12,995
Receive	INF USD CPURNSA	2.663%	10/2/2022	Citibank N.A.	12,500,000	USD	—	95,375	(95,375)
Pay	USD CPURNSA	1.500%	11/2/2012	BNP Paribas S.A.	4,100,000	USD	(7,989)	(2,132)	(5,857)
Pay	USD CPURNSA	1.500%	11/2/2012	Barclays Bank plc	3,900,000	USD	(7,599)	(2,613)	(4,986)
Pay	ZCS BRL CDI	8.410%	1/2/2015	Goldman Sachs Bank USA	46,200,000	BRL	110,431	105,776	4,655
Pay	ZCS BRL CDI	8.255%	1/2/2015	Goldman Sachs Bank USA	7,000,000	BRL	6,319	5,677	642
Pay	ZCS BRL CDI	8.630%	1/2/2015	Morgan Stanley Capital Services, Inc.	189,100,000	BRL	852,785	876,976	(24,191)
Pay	ZCS BRL CDI	8.260%	1/2/2015	UBS AG	104,400,000	BRL	99,830	127,055	(27,225)

Totals							$1,111,380	$1,250,722	$(139,342)

Open centrally cleared interest rate swap agreements at September 30, 2012 were as follows:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Unrealized Depreciation
Receive	3-Month USD-LIBOR	2.500%	12/19/2042	(61,200,000)	USD	$(815,227)

Open credit default swap agreements at September 30, 2012 were as follows:

OTC Credit Default Swaps on corporate issues—Buy Protection (a)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2012(b)	Notional Amount(c)		Market Value	Upfront Premium Paid	Unrealized Appreciation/ (Depreciation)
Black and Decker Corp. (The) 8.950%, due 4/15/2014	(2.200%)	6/20/2014	Citibank N.A.	0.170%	2,000,000	USD	$(70,681)	$—	$(70,681)
D.R. Horton, Inc. 5.375%, due 6/15/2012	(1.000%)	3/20/2015	JPMorgan Chase Bank N.A.	0.804%	7,500,000	USD	(36,291)	403,143	(439,434)
Echostar DBS Corp. 6.625%, due 10/1/2014	(3.650%)	12/20/2013	Citibank N.A.	0.723%	6,200,000	USD	(223,873)	—	(223,873)
Intesa Sanpaolo S.p.A. 4.750%, due 6/15/2017	(3.000%)	3/20/2014	Goldman Sachs & Co.	2.730%	7,000,000	EUR	(35,219)	405,885	(441,104)
Intesa Sanpaolo S.p.A. 4.750%, due 6/15/2017	(3.000%)	3/20/2014	JPMorgan Chase Bank N.A.	2.730%	16,400,000	USD	(63,847)	768,895	(832,742)
Lexmark International, Inc. 5.900%, due 6/1/2013	(1.170%)	6/20/2013	JPMorgan Chase Bank N.A.	1.750%	5,000,000	USD	21,113	—	21,113

Totals							$(408,798)	$1,577,923	$(1,986,721)

OTC Credit Default Swaps on corporate and sovereign issues—Sell Protection (d)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2012(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
AIG / ILFC Senior Unsecured 8.250%, due 12/15/2020	5.000%	6/20/2016	Citibank N.A.	3.056%	1,500,000	USD	$100,378	$(93,750)	$194,128
AIG / ILFC Senior Unsecured 8.250%, due 12/15/2020	5.000%	6/20/2016	Deutsche Bank AG	3.056%	1,200,000	USD	80,302	(63,000)	143,302

MIST-242

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

OTC Credit Default Swaps on corporate and sovereign issues—Sell Protection (d)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2012(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Brazilian Government International Bond 12.250%, due 3/6/2030	1.000%	6/20/2015	JPMorgan Chase Bank N.A.	0.662%	2,500,000	USD	$23,012	$(28,452)	$51,464
Brazilian Government International Bond 12.250%, due 3/6/2030	1.000%	6/20/2020	Deutsche Bank AG	1.374%	7,200,000	USD	(193,467)	(238,660)	45,193
Government of Japan 2.000% due 3/21/2022	1.000%	12/20/2015	Goldman Sachs & Co.	0.459%	5,500,000	USD	95,895	113,527	(17,632)
Government of Japan 2.000% due 3/21/2022	1.000%	12/20/2015	Goldman Sachs & Co.	0.459%	3,100,000	USD	54,050	65,362	(11,312)
Government of Japan 2.000% due 3/21/2022	1.000%	12/20/2015	Goldman Sachs & Co.	0.459%	400,000	USD	6,974	8,887	(1,913)
Government of Japan 2.000% due 3/21/2022	1.000%	12/20/2015	JPMorgan Chase Bank N.A.	0.459%	4,500,000	USD	78,460	92,585	(14,125)
Government of Japan 2.000% due 3/21/2022	1.000%	6/20/2016	Citibank N.A.	0.572%	7,400,000	USD	117,477	(3,617)	121,094
Nokia Oyj 6.750%, due 2/4/2019	5.000%	9/20/2014	Goldman Sachs International	6.017%	3,400,000	EUR	(83,604)	(372,004)	288,400
United Kingdom Gilt 4.250%, due 6/7/2032	1.000%	12/20/2015	Credit Suisse Group AG	0.229%	2,100,000	USD	52,384	49,257	3,127
United Kingdom Gilt 4.250%, due 6/7/2032	1.000%	12/20/2015	Deutsche Bank AG	0.229%	2,700,000	USD	67,351	62,664	4,687
United Kingdom Gilt 4.250%, due 6/7/2032	1.000%	6/20/2016	Citibank N.A.	0.305%	2,800,000	USD	72,477	34,749	37,728

Totals							$471,689	$(372,452)	$844,141

(EUR)—	Euro
(a)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.
(d)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

MIST-243

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2012:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$3,638,987,344	$—	$3,638,987,344
Total Foreign Bonds & Debt Securities*	—	669,196,672	—	669,196,672
Total Mortgage-Backed Securities*	—	233,481,842	—	233,481,842
Asset-Backed Securities
Asset-Backed - Automobile	—	—	713,452	713,452
Asset-Backed - Credit Card	—	7,435,677	—	7,435,677
Asset-Backed - Home Equity	—	5,963,867	—	5,963,867
Asset-Backed - Other	—	70,971,259	—	70,971,259
Asset-Backed - Student Loan	—	40,198,230	—	40,198,230
Total Asset-Backed Securities	—	124,569,033	713,452	125,282,485
Total Domestic Bonds & Debt Securities*	—	88,004,534	—	88,004,534
Total Loan Participations*	—	31,557,049	—	31,557,049
Total Purchased Options*	—	1,439,444	—	1,439,444
Total Municipals	—	1,235,622	—	1,235,622
Total Convertible Preferred Stock*	1,114,200	—	—	1,114,200
Short-Term Investments
Commercial Paper	—	91,209,510	—	91,209,510
Foreign Government	—	148,630,848	—	148,630,848
U.S. Treasury	—	5,357,710	—	5,357,710
Repurchase Agreements	—	1,351,056,000	—	1,351,056,000
Total Short-Term Investments	—	1,596,254,068	—	1,596,254,068
Total Investments	$1,114,200	$6,384,725,608	$713,452	$6,386,553,260

Forward Sales Commitments	$—	$(5,482,033)	$—	$(5,482,033)
Borrowings	$—	$(2,602,166,761)	$—	$(2,602,166,761)
Forwards Contracts
Forward Foreign Currency Contracts (Unrealized Appreciation)	$—	$2,563,345	$—	$2,563,345
Forward Foreign Currency Contracts (Unrealized Depreciation)	—	(7,973,652)	—	(7,973,652)
Total Forwards Contracts	$—	$(5,410,307)	$—	$(5,410,307)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$469,717	$—	$—	$469,717
Total Futures Contracts	$469,717	$—	$—	$469,717
Written Options
Inflation Floor	$—	$(88,767)	$—	$(88,767)
Interest Rate Swaps	—	(6,252,917)	—	(6,252,917)
Total Written Options	$—	$(6,341,684)	$—	$(6,341,684)

MIST-244

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Depreciation)	$—	$(815,227)	$—	$(815,227)
Total Centrally Cleared Swap Contracts	$—	$(815,227)	$—	$(815,227)
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$1,896,841	$—	$1,896,841
OTC Swap Contracts at Value (Liabilities)	—	(722,570)	—	(722,570)
Total OTC Swap Contracts	$—	$1,174,271	$—	$1,174,271

*	See Schedule of Investments for additional detailed categorizations.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2011	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Sales	Transfers out of Level 3	Balance as of September 30, 2012	Change in Unrealized Depreciation from investments still held at September 30, 2012
Domestic Bonds & Debt Securities
Diversified Financial Services	$1,538,927	$(15,862)	$10,722	$(21,720)	$(1,512,067)	$—	$—	$—
Asset-Backed Securities
Asset-Backed - Automobile	1,277,637	—	(24,402)	21,291	(561,074)	—	713,452	(550)
Asset-Backed - Other	881,401	—	—	—	—	(881,401)	—	—

Total	$3,697,965	$(15,862)	$(13,680)	$(429)	$(2,073,141)	$(881,401)	$713,452	$(550)

Asset-Backed Securities in the amount of $881,401 were transferred out of Level 3 due to the initiation of a vendor or broker providing prices that are based on market activity for significant observable inputs.

MIST-245

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

U.S. Treasury & Government Agencies—72.2% of Net Assets

Security Description	Par Amount†	Value

Agency Sponsored Mortgage - Backed—49.3%
Fannie Mae 10 Yr. Pool 4.000%, 08/01/13	20,080	$21,066
3.500%, 09/01/13	11,735	12,188
4.000%, 09/01/13	57,641	59,530
3.500%, 10/01/13	17,556	17,724
4.000%, 12/01/13	171,748	183,770
4.000%, 03/01/14	6,973	7,366
4.000%, 05/01/14	303,969	321,223
3.500%, 06/01/14	7,095	7,486
4.000%, 06/01/14	159,108	168,259
3.500%, 07/01/14	12,103	12,259
4.000%, 07/01/14	3,774	4,039
4.000%, 09/01/15	3,164	3,387
4.500%, 04/01/17	242,484	261,874
4.500%, 06/01/17	178,911	193,199
4.500%, 03/01/18	234,010	252,699
5.500%, 09/01/18	474,975	515,692
5.500%, 10/01/18	206,812	224,529
4.500%, 11/01/18	75,002	80,992
4.500%, 12/01/18	46,431	50,139
4.500%, 05/01/19	2,057,315	2,221,395
Fannie Mae 15 Yr. Pool 6.500%, 12/01/13	304	305
6.500%, 04/01/16	29,826	32,035
6.500%, 06/01/16	15,737	16,903
6.500%, 07/01/16	48,367	51,950
6.500%, 08/01/16	3,050	3,276
6.500%, 09/01/16	18,659	20,041
6.500%, 10/01/16	40,071	43,039
6.500%, 02/01/17	28,078	30,157
6.000%, 03/01/17	9,946	10,732
6.000%, 04/01/17	20,646	22,324
6.000%, 06/01/17	10,424	11,248
6.000%, 07/01/17	51,522	55,762
6.500%, 07/01/17	28,381	30,881
6.500%, 10/01/17	11,744	12,778
5.500%, 12/01/17	10,233	11,068
5.500%, 01/01/18	267,749	291,240
4.500%, 02/01/18	38,024	41,152
5.500%, 02/01/18	2,279,967	2,480,418
4.500%, 05/01/18	865,840	937,059
4.500%, 06/01/18	240,129	262,494
4.500%, 08/01/18	17,276	19,101
5.500%, 11/01/18	8,631	9,390
4.500%, 10/01/19	853,584	923,795
4.500%, 06/01/20	37,404	40,387
5.500%, 09/01/20	41,925	45,846
4.500%, 12/01/20	575,538	622,699
5.500%, 12/01/20	7,986	8,688
4.500%, 01/01/22	42,170	45,790
4.000%, 03/01/22	184,120	197,682
5.500%, 03/01/22	617,538	674,137
5.500%, 04/01/22	444,972	486,659
5.500%, 07/01/22	401,793	438,618
5.500%, 09/01/22	187,657	204,856
5.500%, 10/01/22	1,596,368	1,742,678
5.500%, 11/01/22	445,382	486,202
5.500%, 12/01/22	303,329	331,129

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 15 Yr. Pool 4.500%, 01/01/23	858,833	$927,597
4.500%, 02/01/23	894,371	965,981
5.500%, 02/01/23	522,876	570,798
4.500%, 03/01/23	1,320,454	1,426,179
5.500%, 03/01/23	75,125	82,011
4.500%, 04/01/23	1,285,502	1,388,428
4.500%, 05/01/23	1,149,484	1,241,519
4.500%, 06/01/23	2,272,252	2,454,185
4.500%, 07/01/23	734,934	793,778
5.500%, 07/01/23	35,950	39,245
5.500%, 08/01/23	224,747	245,346
5.500%, 10/01/23	338,315	369,323
5.500%, 11/01/23	44,753	48,383
5.500%, 12/01/23	162,065	176,919
4.500%, 01/01/24	33,753	36,456
5.500%, 01/01/24	47,603	51,966
4.500%, 03/01/24	6,523,841	7,046,184
4.000%, 04/01/24	3,989,650	4,271,064
4.500%, 04/01/24	1,346,512	1,454,322
4.500%, 05/01/24	8,698,949	9,395,446
4.000%, 06/01/24	2,092,439	2,240,031
4.000%, 07/01/24	72,318	77,419
4.500%, 08/01/24	8,930	9,645
5.500%, 09/01/24	225,367	246,022
4.500%, 10/01/24	1,220,903	1,318,657
4.000%, 11/01/24	233,333	249,791
4.500%, 11/01/24	301,399	325,957
5.500%, 01/01/25	3,283,748	3,584,709
4.000%, 02/01/25	2,597,043	2,779,415
4.500%, 02/01/25	1,308,461	1,414,454
4.500%, 03/01/25	1,777,293	1,924,039
4.500%, 04/01/25	658,368	712,728
4.500%, 05/01/25	2,507,190	2,712,494
4.500%, 06/01/25	304,989	330,171
4.000%, 07/01/25	2,685,313	2,873,885
4.500%, 07/01/25	10,000,003	10,825,673
3.500%, 09/01/25	85,614	91,213
4.000%, 09/01/25	163,500	174,982
4.500%, 09/01/25	334,834	362,480
3.500%, 10/01/25	131,459	140,056
3.500%, 11/01/25	160,391	170,881
4.500%, 11/01/25	312,310	338,096
3.500%, 01/01/26	83,566	89,031
4.500%, 03/01/26	2,129,564	2,300,072
3.500%, 04/01/26	107,943	115,003
4.500%, 04/01/26	48,404	52,430
4.000%, 06/01/26	126,338	135,250
3.500%, 08/01/26	187,445	199,704
3.500%, 09/01/26	262,883	280,076
3.500%, 11/01/26	579,792	617,711
3.500%, 12/01/26	5,812,891	6,193,065
3.500%, 01/01/27	358,345	381,781
2.500%, 07/01/27	19,806,812	20,848,217
2.500%, 08/01/27	1,989,129	2,093,713
2.500%, 09/01/27	19,888,847	20,926,019
2.500%, TBA (a)	53,000,000	55,705,312
3.000%, TBA (a)	115,000,000	121,935,937
3.500%, TBA (a)	90,000,000	95,793,750

MIST-246

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Par Amount†	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 15 Yr. Pool 4.000%, TBA (a)	10,000,000	$10,696,875
5.500%, TBA (a)	2,500,000	2,708,594
Fannie Mae 20 Yr. Pool 6.000%, 08/01/18	11,312	12,496
6.000%, 12/01/18	14,010	15,476
5.500%, 02/01/19	46,004	50,463
6.000%, 02/01/19	23,825	26,318
6.000%, 06/01/22	1,786,970	1,973,924
5.500%, 09/01/22	16,383	18,114
6.000%, 09/01/22	452,825	500,200
5.500%, 10/01/22	125,131	137,260
6.000%, 10/01/22	287,977	318,106
6.000%, 01/01/23	515,707	569,661
5.500%, 06/01/23	710,213	785,269
5.500%, 03/01/25	1,645,530	1,821,488
5.500%, 10/01/25	14,684	16,181
5.500%, 11/01/26	71,907	79,012
6.000%, 12/01/26	51,709	57,216
5.500%, 01/01/27	218,454	240,038
5.500%, 06/01/27	38,275	42,056
5.500%, 08/01/27	425,593	467,644
5.500%, 11/01/27	169,636	186,291
6.000%, 11/01/27	39,039	43,172
5.500%, 12/01/27	894,466	982,607
5.500%, 03/01/28	196,090	215,342
5.500%, 04/01/28	595,946	654,456
5.500%, 05/01/28	265,867	291,970
5.500%, 06/01/28	77,811	85,450
5.500%, 07/01/28	43,221	47,464
5.500%, 09/01/28	643,815	706,623
6.000%, 09/01/28	221,307	244,598
5.500%, 10/01/28	106,148	116,504
6.000%, 10/01/28	181,663	200,782
5.500%, 12/01/28	45,572	50,018
5.500%, 01/01/29	582,172	638,966
4.000%, 04/01/29	295,514	320,824
4.500%, 05/01/29	1,045,717	1,135,479
4.500%, 06/01/29	353,619	383,974
4.500%, 07/01/29	87,133	94,612
5.500%, 07/01/29	378,993	415,730
5.500%, 10/01/29	783,642	859,601
4.000%, 03/01/30	496,026	538,509
5.500%, 04/01/30	830,300	910,782
4.500%, 05/01/30	29,847	32,390
4.500%, 06/01/30	5,237,628	5,683,937
4.500%, 07/01/30	292,515	317,440
4.000%, 09/01/30	395,338	429,197
4.000%, 11/01/30	114,904	124,745
4.500%, 04/01/31	158,676	172,892
4.000%, 09/01/31	761,729	826,969
Fannie Mae 30 Yr. Pool 4.500%, 09/01/13	942,386	988,018
8.000%, 11/01/13	158	159
8.000%, 10/01/25	2,799	3,394
6.000%, 12/01/28	114,992	129,741
6.000%, 01/01/29	67,266	75,975
6.000%, 02/01/29	383,516	433,168
6.000%, 04/01/29	11,213	12,665

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool 6.000%, 06/01/29	16,058	$18,137
7.500%, 09/01/30	1,681	2,069
5.000%, 03/01/32	4,429	4,877
6.000%, 07/01/32	388,137	439,357
5.000%, 09/01/32	15,548	17,090
5.000%, 10/01/32	24,391	26,809
5.000%, 11/01/32	5,189	5,703
6.000%, 11/01/32	179,104	202,332
6.000%, 01/01/33	54,596	61,171
6.000%, 02/01/33	73,942	83,699
5.000%, 03/01/33	7,551	8,300
6.000%, 03/01/33	67,380	76,272
5.000%, 04/01/33	10,538,037	11,582,902
6.000%, 04/01/33	47,558	53,824
5.000%, 05/01/33	1,139	1,252
6.000%, 05/01/33	71,658	80,935
5.000%, 06/01/33	50,632	55,613
5.500%, 06/01/33	271,905	301,277
5.000%, 07/01/33	17,599,022	19,355,273
6.000%, 07/01/33	71,317	80,550
5.000%, 08/01/33	10,254	11,467
6.000%, 08/01/33	85,106	96,124
4.500%, 09/01/33	1,757,165	1,911,564
5.000%, 09/01/33	13,230	14,760
4.500%, 10/01/33	1,997,466	2,172,980
5.000%, 10/01/33	80,633	90,177
5.000%, 11/01/33	2,277	2,547
4.500%, 01/01/34	2,401,659	2,612,688
5.000%, 01/01/34	323,642	357,552
6.000%, 01/01/34	8,179	9,258
5.000%, 04/01/34	541,941	606,091
5.500%, 05/01/34	158,495	175,022
5.000%, 06/01/34	14,858	16,545
5.500%, 06/01/34	142,111	156,929
4.500%, 07/01/34	522,165	566,823
5.500%, 07/01/34	99,805	111,429
5.500%, 09/01/34	22,088	24,391
6.000%, 09/01/34	112,908	127,667
5.000%, 10/01/34	6,047	6,610
5.000%, 11/01/34	3,764	4,114
5.500%, 11/01/34	1,009,320	1,114,566
6.000%, 11/01/34	32,271	36,277
4.500%, 12/01/34	32,902	35,716
5.000%, 12/01/34	5,700	6,231
5.500%, 12/01/34	2,055,696	2,270,053
4.500%, 01/01/35	1,919,992	2,088,617
5.000%, 01/01/35	414,129	462,739
5.500%, 01/01/35	1,458,900	1,611,026
5.000%, 02/01/35	28,404,203	31,220,522
5.500%, 02/01/35	2,044,060	2,257,124
5.000%, 03/01/35	27,917,830	30,657,802
5.500%, 03/01/35	270,469	298,334
5.000%, 04/01/35	270,961	296,262
6.000%, 04/01/35	3,146,147	3,561,326
5.000%, 05/01/35	14,705	16,089
5.500%, 05/01/35	6,523	7,195
6.000%, 05/01/35	167,059	187,516
5.000%, 06/01/35	16,178,674	17,781,693

MIST-247

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Par Amount†	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool 5.500%, 06/01/35	1,000,000	$1,103,025
5.000%, 07/01/35	53,778,669	59,106,707
6.000%, 07/01/35	275,538	308,516
4.500%, 08/01/35	2,191,798	2,376,511
5.000%, 08/01/35	5,231	5,729
4.500%, 09/01/35	1,173,163	1,272,031
5.000%, 09/01/35	14,202	15,550
6.000%, 09/01/35	54,767	61,010
4.500%, 10/01/35	1,187,499	1,289,059
5.000%, 10/01/35	13,201	14,454
5.500%, 10/01/35	271,927	299,942
5.000%, 11/01/35	15,795	17,296
5.500%, 12/01/35	6,504,131	7,174,954
6.000%, 12/01/35	296,640	332,180
5.500%, 01/01/36	93,329	102,944
5.000%, 02/01/36	1,850,669	2,026,359
6.000%, 03/01/36	414,470	458,804
5.500%, 04/01/36	76,605	84,114
6.000%, 04/01/36	26,812	29,939
5.500%, 05/01/36	68,116	74,793
6.000%, 05/01/36	1,255,127	1,391,873
6.000%, 06/01/36	846,322	936,849
4.500%, 07/01/36	180,346	195,375
5.000%, 07/01/36	110,586	120,876
5.500%, 07/01/36	5,366,350	5,925,924
6.000%, 07/01/36	524,968	581,121
5.000%, 08/01/36	2,222,344	2,433,318
6.000%, 08/01/36	14,136,942	15,649,932
5.500%, 09/01/36	623,743	692,292
6.000%, 09/01/36	5,683,528	6,291,462
6.000%, 10/01/36	15,275,370	16,911,597
5.500%, 11/01/36	614,839	675,107
6.000%, 11/01/36	2,465,621	2,731,753
4.500%, 12/01/36	1,868,082	2,023,762
5.500%, 12/01/36	120,938	132,793
6.000%, 12/01/36	15,651,053	17,326,180
4.500%, 01/01/37	11,329,792	12,273,984
5.500%, 01/01/37	1,050,774	1,153,414
6.000%, 01/01/37	637,049	705,173
4.500%, 02/01/37	416,243	451,322
5.000%, 02/01/37	16,148,302	17,681,097
5.500%, 02/01/37	866,912	950,851
6.000%, 02/01/37	26,973,351	29,858,535
5.500%, 03/01/37	370,027	406,293
6.000%, 03/01/37	2,002,283	2,216,541
5.500%, 04/01/37	114,511	125,593
6.000%, 04/01/37	7,949,186	8,803,896
5.500%, 05/01/37	3,841,787	4,213,575
6.000%, 05/01/37	4,978,767	5,513,370
5.500%, 06/01/37	277,449	304,299
6.000%, 06/01/37	7,422,038	8,218,009
5.500%, 07/01/37	3,534,653	3,877,351
6.000%, 07/01/37	48,445,314	53,627,296
4.500%, 08/01/37	1,453,983	1,576,516
5.500%, 08/01/37	96,389	105,717
6.000%, 08/01/37	27,909,828	30,898,903
5.500%, 09/01/37	546,339	599,697
6.000%, 09/01/37	21,061,621	23,314,463

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool 6.000%, 10/01/37	3,588,830	$3,972,706
5.500%, 11/01/37	8,620	9,443
6.000%, 11/01/37	448,397	496,359
4.500%, 12/01/37	44,806,255	48,638,292
5.500%, 12/01/37	35,883	39,310
6.000%, 12/01/37	342,716	379,374
5.500%, 01/01/38	3,522,642	3,862,727
6.000%, 01/01/38	2,740,046	3,033,133
5.500%, 02/01/38	5,466,945	5,996,006
6.000%, 02/01/38	8,109,261	8,977,384
4.500%, 03/01/38	202,587	219,407
5.500%, 03/01/38	7,676,385	8,565,267
6.000%, 03/01/38	257,829	284,844
4.500%, 04/01/38	482,639	522,710
5.500%, 04/01/38	146,652	160,820
6.000%, 04/01/38	45,278	50,121
5.500%, 05/01/38	5,357,247	5,872,121
6.000%, 05/01/38	13,144,420	14,549,923
4.500%, 06/01/38	53,990,423	58,607,932
5.500%, 06/01/38	45,155,305	49,528,898
6.000%, 06/01/38	289,909	321,925
5.500%, 07/01/38	576,295	632,017
6.000%, 07/01/38	5,196,027	5,740,451
5.500%, 08/01/38	664,067	727,997
6.000%, 08/01/38	1,958,511	2,164,698
5.500%, 09/01/38	50,062	54,833
6.000%, 09/01/38	6,072,368	6,708,624
5.500%, 10/01/38	142,990	156,828
6.000%, 10/01/38	4,589,978	5,075,717
5.500%, 11/01/38	592,335	648,837
6.000%, 11/01/38	1,719,321	1,900,931
4.500%, 12/01/38	790,953	856,621
5.500%, 12/01/38	2,651,097	2,923,344
6.000%, 12/01/38	2,536,125	2,804,563
4.000%, 01/01/39	61,980	66,862
4.500%, 01/01/39	2,211,419	2,395,021
5.500%, 01/01/39	67,388,354	73,993,976
6.000%, 01/01/39	1,448,373	1,608,829
4.000%, 02/01/39	189,587	204,522
4.500%, 02/01/39	12,533,527	13,574,120
4.000%, 04/01/39	88,083	95,022
4.500%, 04/01/39	18,635,622	20,182,838
6.000%, 04/01/39	124,203	137,489
4.000%, 05/01/39	2,928,033	3,212,850
4.500%, 05/01/39	5,310,972	5,757,889
5.500%, 05/01/39	598,235	655,347
4.500%, 06/01/39	15,812,639	17,125,477
6.000%, 06/01/39	342,581	378,476
6.000%, 07/01/39	9,638	10,669
4.500%, 08/01/39	21,992	23,818
5.500%, 08/01/39	635,300	696,781
6.000%, 08/01/39	128,245	141,963
4.000%, 09/01/39	72,877	78,618
4.500%, 09/01/39	3,173,311	3,436,774
5.500%, 09/01/39	1,336,099	1,475,420
6.000%, 10/01/39	14,089,540	15,565,796
4.500%, 11/01/39	16,708,503	18,095,720
4.000%, 12/01/39	13,194,289	14,224,905

MIST-248

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Par Amount†	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool 4.500%, 12/01/39	2,320,746	$2,514,452
4.500%, 01/01/40	5,107,508	5,531,556
4.500%, 02/01/40	5,158,753	5,587,056
4.000%, 03/01/40	78,876	85,114
4.500%, 03/01/40	212,345	229,975
4.500%, 04/01/40	951,156	1,033,098
4.500%, 05/01/40	11,803,676	12,822,746
5.500%, 05/01/40	270,523	296,350
6.000%, 05/01/40	17,960	20,154
4.500%, 06/01/40	3,216,900	3,495,154
4.000%, 07/01/40	11,669,725	12,581,382
4.500%, 07/01/40	5,202,948	5,651,181
4.000%, 08/01/40	5,453,258	5,884,528
4.500%, 08/01/40	36,829,204	39,877,910
4.000%, 09/01/40	132,304,587	142,942,886
4.500%, 09/01/40	96,492,092	104,804,847
4.000%, 10/01/40	12,161,126	13,126,289
4.500%, 10/01/40	39,348,442	42,738,293
4.000%, 11/01/40	1,462,575	1,577,956
4.500%, 11/01/40	4,219,392	4,582,891
4.000%, 12/01/40	12,735,970	13,752,467
4.500%, 12/01/40	9,607,970	10,435,716
5.500%, 12/01/40	429,441	471,000
4.000%, 01/01/41	10,314,668	11,142,126
4.500%, 01/01/41	2,743,004	2,985,262
4.000%, 02/01/41	37,167,799	40,107,839
4.500%, 02/01/41	5,649,327	6,142,270
4.000%, 03/01/41	31,841,605	34,389,609
4.500%, 03/01/41	8,016,658	8,721,017
4.000%, 04/01/41	25,163,039	27,156,546
4.500%, 04/01/41	35,241,533	38,343,611
4.000%, 05/01/41	1,594,833	1,721,459
4.500%, 05/01/41	66,368,597	72,151,991
4.000%, 06/01/41	9,327,800	10,068,403
4.500%, 06/01/41	28,028,024	30,495,177
4.000%, 07/01/41	7,213,858	7,786,619
4.500%, 07/01/41	43,211,715	47,016,021
5.500%, 07/01/41	56,195	61,560
4.000%, 08/01/41	25,896,894	27,953,039
4.500%, 08/01/41	24,624,307	26,801,763
4.000%, 09/01/41	16,804,704	18,160,834
4.500%, 09/01/41	5,807,310	6,321,475
4.000%, 10/01/41	6,110,187	6,595,321
4.000%, 11/01/41	50,463,720	54,470,405
4.500%, 11/01/41	16,124,043	17,559,311
4.000%, 12/01/41	37,045,235	39,986,529
4.500%, 12/01/41	5,192,728	5,660,941
4.000%, 01/01/42	3,146,788	3,409,990
4.000%, 02/01/42	2,571,214	2,778,155
4.500%, 02/01/42	477,196	520,692
4.000%, 03/01/42	2,256,015	2,447,296
4.500%, 03/01/42	997,044	1,087,924
4.000%, 04/01/42	1,189,550	1,292,547
4.500%, 04/01/42	316,433	344,782
4.000%, 06/01/42	254,949	277,024
4.000%, 07/01/42	1,565,047	1,700,557
4.000%, 08/01/42	299,607	325,548
3.000%, TBA (a)	144,000,000	151,993,906

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool 3.500%, TBA (a)	652,000,000	$697,988,906
4.000%, TBA (a)	862,000,000	928,617,074
4.500%, TBA (a)	123,800,000	134,032,850
5.500%, TBA (a)	73,500,000	80,574,159
6.000%, TBA (a)	9,000,000	9,937,971
Fannie Mae ARM Pool
2.121%, 10/01/28 (b)	207,833	219,892
2.095%, 02/01/31 (b)	265,751	270,349
2.340%, 09/01/31 (b)	102,817	110,114
2.261%, 07/01/32 (b)	42,515	42,997
2.746%, 09/01/32 (b)	297,956	319,531
2.635%, 11/01/32 (b)	170,127	180,716
2.728%, 03/01/33 (b)	7,115	7,598
2.165%, 06/01/33 (b)	91,118	95,939
2.355%, 07/01/33 (b)	76,759	81,952
2.424%, 04/01/34 (b)	23,155	24,701
2.689%, 05/01/34 (b)	1,512,310	1,600,258
2.566%, 09/01/34 (b)	1,810,585	1,912,490
4.627%, 09/01/34 (b)	164,445	178,351
2.337%, 10/01/34 (b)	42,069	44,972
2.273%, 11/01/34 (b)	10,217	10,861
2.492%, 11/01/34 (b)	5,836,587	6,269,673
2.534%, 11/01/34 (b)	283,269	303,492
2.195%, 12/01/34 (b)	3,648,961	3,869,601
2.224%, 12/01/34 (b)	1,270,100	1,341,845
2.455%, 12/01/34 (b)	119,770	128,298
2.274%, 01/01/35 (b)	517,494	553,132
2.486%, 01/01/35 (b)	50,428	54,058
2.491%, 01/01/35 (b)	141,845	152,042
2.569%, 01/01/35 (b)	136,111	145,854
2.665%, 01/01/35 (b)	181,827	194,662
2.320%, 02/01/35 (b)	396,280	424,291
2.601%, 02/01/35 (b)	90,319	96,263
2.487%, 03/01/35 (b)	122,969	130,279
2.933%, 04/01/35 (b)	275,841	293,996
2.437%, 05/01/35 (b)	1,009,676	1,075,832
2.794%, 05/01/35 (b)	143,515	153,960
2.347%, 08/01/35 (b)	1,975,977	2,110,781
2.820%, 08/01/35 (b)	1,604,329	1,724,478
2.127%, 09/01/35 (b)	4,157,504	4,391,834
2.257%, 10/01/35 (b)	1,589,403	1,696,770
2.053%, 11/01/35 (b)	479,747	504,441
2.313%, 11/01/35 (b)	1,311,748	1,397,155
2.470%, 11/01/35 (b)	592,307	632,918
5.348%, 01/01/36 (b)	541,377	585,564
2.371%, 08/01/36 (b)	967,017	1,036,291
4.502%, 12/01/36 (b)	677,417	719,521
1.348%, 08/01/41 (b)	654,705	668,884
1.398%, 09/01/41 (b)	1,818,420	1,875,208
1.348%, 07/01/42 (b)	589,982	600,032
1.348%, 08/01/42 (b)	550,112	559,215
1.348%, 10/01/44 (b)	939,608	957,758
Fannie Mae Pool
8.000%, 08/01/14	1,011	1,053
2.475%, 04/01/19	15,200,000	16,156,561
3.330%, 11/01/21	1,578,216	1,735,014
3.240%, 07/01/22	23,562,721	25,785,591
2.310%, 08/01/22	8,200,000	8,428,295
2.870%, 09/01/27	7,300,000	7,291,760

MIST-249

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Par Amount†	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae REMICS 0.620%, 09/18/31 (b)	689,686	$694,862
1.117%, 04/25/32 (b)	230,385	235,063
1.117%, 04/25/32 (b)	27,104	27,654
2.675%, 05/25/35 (b)	2,872,285	3,071,630
Freddie Mac 15 Yr. Gold Pool 5.500%, 05/01/14	4,953	5,135
6.000%, 06/01/14	5,924	6,144
6.000%, 03/01/15	346	359
5.500%, 04/01/16	6,271	6,752
5.500%, 09/01/19	738,209	807,288
Freddie Mac 20 Yr. Gold Pool 6.000%, 03/01/21	126,804	139,277
5.500%, 04/01/21	36,603	39,901
6.000%, 01/01/22	489,907	538,099
6.000%, 10/01/22	1,701,932	1,869,352
5.500%, 12/01/22	3,051	3,353
6.000%, 12/01/22	110,556	121,984
6.000%, 02/01/23	84,483	93,216
5.500%, 03/01/23	615,748	676,609
6.000%, 04/01/23	94,403	104,161
5.500%, 06/01/26	14,059	15,417
5.500%, 08/01/26	6,312	6,922
5.500%, 06/01/27	217,091	233,487
5.500%, 12/01/27	283,775	310,137
5.500%, 01/01/28	177,500	193,990
5.500%, 02/01/28	51,349	56,120
5.500%, 05/01/28	405,369	443,028
5.500%, 06/01/28	978,224	1,069,103
Freddie Mac 30 Yr. Gold Pool 5.500%, 03/01/32	107,425	118,161
5.500%, 01/01/33	7,044	7,747
5.500%, 05/01/33	16,223	17,824
5.500%, 08/01/33	7,676	8,433
5.500%, 10/01/33	14,697	16,147
5.500%, 12/01/33	6,904	7,585
5.500%, 01/01/34	8,205	9,015
5.500%, 05/01/34	157,294	172,816
5.500%, 09/01/34	128,868	141,424
5.500%, 01/01/35	177,907	195,242
4.500%, 06/01/35	401,752	432,924
5.500%, 07/01/35	8,047	8,851
5.500%, 10/01/35	160,662	176,115
5.500%, 11/01/35	264,953	290,437
5.500%, 12/01/35	152,027	166,650
5.500%, 01/01/36	389,472	426,358
5.500%, 02/01/36	210,423	232,161
5.500%, 04/01/36	137,982	150,391
5.500%, 06/01/36	9,004,166	9,881,469
5.500%, 07/01/36	282,692	308,910
5.500%, 08/01/36	300,845	328,747
5.500%, 10/01/36	102,449	112,335
5.500%, 12/01/36	2,426,100	2,651,110
5.500%, 02/01/37	283,967	309,778
5.500%, 03/01/37	80,576	88,930
5.500%, 04/01/37	291,119	318,213
5.500%, 06/01/37	895,713	977,649
5.500%, 07/01/37	2,308,274	2,521,031

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool 5.500%, 08/01/37	574,875	$633,012
5.500%, 09/01/37	246,622	269,745
5.500%, 10/01/37	76,624	83,587
5.500%, 11/01/37	2,152,370	2,349,001
5.500%, 12/01/37	210,123	229,216
5.500%, 01/01/38	683,946	746,097
5.500%, 02/01/38	1,796,043	1,959,251
5.500%, 03/01/38	4,076,946	4,444,816
5.500%, 04/01/38	1,574,279	1,719,015
5.500%, 05/01/38	1,212,610	1,321,664
5.500%, 06/01/38	2,490,460	2,714,433
5.500%, 07/01/38	4,305,785	4,695,844
5.500%, 08/01/38	1,813,932	1,977,063
4.500%, 09/01/38	461,205	496,268
5.500%, 09/01/38	3,643,935	3,971,645
5.500%, 10/01/38	67,221,842	73,270,417
5.500%, 11/01/38	32,618,026	35,552,034
5.500%, 12/01/38	30,310	33,135
5.500%, 01/01/39	4,996,988	5,451,203
4.500%, 02/01/39	1,728,805	1,860,240
5.500%, 02/01/39	901,247	982,435
5.500%, 03/01/39	693,996	757,059
5.500%, 09/01/39	260,727	288,738
4.500%, 10/01/39	348,333	374,816
5.500%, 12/01/39	115,651	126,304
5.500%, 02/01/40	865,698	943,940
5.500%, 03/01/40	54,381	59,323
4.500%, 04/01/40	2,595,969	2,800,634
5.500%, 05/01/40	20,776	22,663
4.500%, 08/01/40	197,687	213,272
5.500%, 08/01/40	629,647	686,863
4.500%, 09/01/40	22,037	23,774
4.500%, 10/01/40	419,695	463,538
4.500%, 12/01/40	55,315	61,093
5.500%, 02/01/41	222,932	246,882
4.500%, 04/01/41	35,075,665	37,961,579
4.500%, 05/01/41	9,582,825	10,371,269
4.500%, 06/01/41	278,884	301,830
4.500%, 09/01/41	1,387,882	1,502,073
4.500%, 10/01/41	328,566	364,225
4.000%, TBA (a)	50,000,000	53,757,815
4.500%, TBA (a)	4,000,000	4,303,125
Freddie Mac ARM Non-Gold Pool 2.573%, 01/01/29 (b)	875,597	941,518
2.375%, 11/01/31 (b)	47,832	50,257
3.086%, 08/01/32 (b)	213,500	228,458
2.232%, 10/01/34 (b)	118,217	125,008
2.375%, 11/01/34 (b)	236,443	248,203
2.651%, 11/01/34 (b)	66,236	69,885
2.688%, 11/01/34 (b)	118,481	126,619
2.750%, 11/01/34 (b)	83,579	89,266
2.375%, 01/01/35 (b)	531,175	563,624
2.558%, 01/01/35 (b)	125,269	134,247
2.233%, 02/01/35 (b)	122,210	130,021
2.372%, 02/01/35 (b)	231,724	249,312
2.576%, 02/01/35 (b)	70,409	75,515
2.623%, 02/01/35 (b)	144,664	155,050
2.669%, 02/01/35 (b)	102,685	110,094

MIST-250

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Par Amount†	Value

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac ARM Non-Gold Pool 2.673%, 02/01/35 (b)	132,239	$141,338
2.862%, 02/01/35 (b)	127,456	137,003
5.263%, 03/01/35 (b)	671,166	726,721
2.375%, 06/01/35 (b)	2,998,367	3,210,509
2.375%, 08/01/35 (b)	1,488,092	1,594,318
2.373%, 09/01/35 (b)	1,383,956	1,453,622
2.421%, 09/01/35 (b)	519,279	552,356
Freddie Mac REMICS 1.875%, 11/15/23 (b)	938,785	973,311
6.500%, 01/15/24	64,136	72,709
3.500%, 07/15/32	105,312	109,061
0.471%, 07/15/34 (b)	262,802	263,101
3.500%, 01/15/42	20,471,458	20,567,388
Freddie Mac Structured Pass-Through Securities 1.511%, 07/25/44 (b)	9,780,602	9,996,949
1.306%, 10/25/44 (b)	1,899,381	1,915,083
1.348%, 02/25/45 (b)	168,378	164,300
Ginnie Mae I 15 Yr. Pool 6.000%, 04/15/14	10,034	10,513
Ginnie Mae I 30 Yr. Pool 7.000%, 10/15/23	19,180	22,455
7.500%, 01/15/26	16,523	19,791
Ginnie Mae I Pool 7.500%, 04/15/31	5,576,883	5,825,055
Ginnie Mae II ARM Pool 2.000%, 02/20/22 (b)	19,376	20,226
2.000%, 04/20/22 (b)	2,448	2,558
1.625%, 01/20/23 (b)	34,811	36,280
1.625%, 01/20/26 (b)	16,742	17,434
1.625%, 02/20/26 (b)	17,494	18,232
1.750%, 05/20/26 (b)	27,023	28,157
2.500%, 11/20/26 (b)	17,943	18,764
1.625%, 01/20/27 (b)	10,492	10,935
1.625%, 02/20/27 (b)	12,284	12,802
1.750%, 06/20/27 (b)	9,938	10,355
1.625%, 08/20/27 (b)	101,968	105,599
1.625%, 09/20/27 (b)	87,021	90,118
1.625%, 11/20/27 (b)	28,798	29,989
1.625%, 02/20/28 (b)	19,632	20,460
1.625%, 03/20/28 (b)	22,255	23,194
1.750%, 05/20/28 (b)	10,010	10,429
1.625%, 10/20/28 (b)	21,890	22,795
1.750%, 04/20/29 (b)	7,562	7,880
2.250%, 04/20/29 (b)	17,551	18,382
1.750%, 05/20/29 (b)	15,092	15,724
1.625%, 07/20/29 (b)	16,775	17,373
1.625%, 08/20/29 (b)	16,283	16,862
1.625%, 09/20/29 (b)	21,194	21,949
1.625%, 10/20/29 (b)	14,036	14,617
1.625%, 01/20/30 (b)	61,211	63,793
2.000%, 04/20/30 (b)	37,371	39,050
2.000%, 05/20/30 (b)	48,652	50,838
1.750%, 06/20/30 (b)	20,633	21,498
2.500%, 10/20/30 (b)	6,132	6,413
1.625%, 11/20/30 (b)	83,066	86,501
1.750%, 04/20/31 (b)	23,191	24,163
1.625%, 08/20/31 (b)	6,305	6,529

Agency Sponsored Mortgage - Backed—(Continued)
Ginnie Mae II ARM Pool 2.125%, 10/20/31 (b)	6,923	$7,229
1.625%, 03/20/32 (b)	1,090	1,136
1.750%, 04/20/32 (b)	13,136	13,687
1.750%, 05/20/32 (b)	31,136	32,442
1.625%, 07/20/32 (b)	16,249	16,827
1.625%, 03/20/33 (b)	10,374	10,811
1.625%, 09/20/33 (b)	113,858	117,911

		4,809,519,475

Federal Agencies—5.0%
Federal Home Loan Mortgage Corp. 5.000%, 02/16/17	7,800,000	9,276,025
1.000%, 03/08/17	69,900,000	70,869,653
1.250%, 05/12/17	21,400,000	21,932,304
1.000%, 06/29/17	54,800,000	55,488,507
1.000%, 07/28/17	66,800,000	67,756,843
5.500%, 08/23/17	1,600,000	1,965,141
1.000%, 09/29/17	34,000,000	34,390,150
3.750%, 03/27/19	7,500,000	8,752,920
1.750%, 05/30/19	29,100,000	30,181,967
1.250%, 08/01/19	15,100,000	15,160,853
1.250%, 10/02/19	28,000,000	27,965,280
2.375%, 01/13/22	11,000,000	11,563,519
Federal National Mortgage Association 1.250%, 01/30/17	36,900,000	37,918,772
5.000%, 02/13/17	8,200,000	9,748,029
1.125%, 04/27/17	48,900,000	49,860,445
5.000%, 05/11/17	4,200,000	5,014,510
5.375%, 06/12/17	9,700,000	11,773,268
0.875%, 08/28/17	15,600,000	15,697,391
Government National Mortgage Association 0.721%, 02/16/30 (b)	22,541	22,812
0.521%, 01/16/31 (b)	60,582	61,269

		485,399,658

U.S. Treasury—17.9%
U.S. Treasury Bonds 3.125%, 11/15/41	5,000,000	5,327,345
3.125%, 02/15/42 (c) (d)	11,200,000	11,915,747
3.000%, 05/15/42 (c) (d) (e)	3,500,000	3,629,609
U.S. Treasury Inflation Indexed Bonds 2.375%, 01/15/25	22,243,467	30,247,645
2.000%, 01/15/26	39,941,202	52,578,838
2.375%, 01/15/27	50,103,333	69,283,540
1.750%, 01/15/28	19,248,240	24,970,087
3.625%, 04/15/28	6,091,251	9,683,664
2.500%, 01/15/29 (c)	47,594,890	68,198,290
3.875%, 04/15/29	2,648,049	4,405,072
0.750%, 02/15/42	42,181,152	45,987,326
U.S. Treasury Inflation Indexed Notes 1.250%, 07/15/20	26,054,384	31,181,809
1.125%, 01/15/21	18,119,674	21,473,227
0.625%, 07/15/21	7,624,200	8,735,069
0.125%, 01/15/22	43,528,470	47,554,853
0.125%, 07/15/22	15,741,856	17,226,266

MIST-251

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Par Amount†	Value

U.S. Treasury—(Continued)
U.S. Treasury Notes 0.250%, 08/31/14	162,800,000	$162,857,306
0.250%, 09/30/14	162,900,000	162,963,694
1.250%, 10/31/15	16,400,000	16,862,529
0.750%, 06/30/17 (e)	125,900,000	126,873,836
0.500%, 07/31/17 (d) (e)	188,300,000	187,402,750
3.500%, 02/15/18	20,300,000	23,286,333
2.875%, 03/31/18	33,800,000	37,723,977
2.625%, 04/30/18	27,000,000	29,773,845
1.500%, 08/31/18 (c) (d) (e)	223,400,000	232,161,525
1.125%, 05/31/19	9,100,000	9,186,732
1.000%, 06/30/19	74,800,000	74,794,166
0.875%, 07/31/19	118,200,000	117,091,875
3.625%, 08/15/19	2,700,000	3,171,658
1.000%, 09/30/19	4,400,000	4,384,186
3.375%, 11/15/19	12,100,000	14,030,325
3.625%, 02/15/20	70,600,000	83,208,736
1.750%, 05/15/22	7,800,000	7,910,908

		1,746,082,768

Total U.S. Treasury & Government Agencies (Cost $6,879,197,094)		7,041,001,901

Foreign Bonds & Debt Securities—19.1%

Capital Markets—0.8%
Canada Housing Trust No. 1 3.800%, 06/15/21 (144A) (CAD)	5,400,000	6,236,558
2.650%, 03/15/22 (144A) (CAD)	2,100,000	2,222,441
Credit Suisse of New York 2.200%, 01/14/14	5,700,000	5,796,666
Scotland International Finance No. 2 B.V. 4.250%, 05/23/13 (144A)	19,800,000	19,917,137
UBS AG 2.250%, 08/12/13	14,900,000	15,096,576
1.447%, 01/28/14 (b)	2,200,000	2,209,649
5.875%, 12/20/17	21,700,000	25,716,540

		77,195,567

Chemicals—0.0%
Braskem Finance, Ltd. 5.750%, 04/15/21 (144A)	3,300,000	3,514,500

Commercial Banks—5.0%
Australia & New Zealand Banking Group, Ltd. 2.125%, 01/10/14 (144A)	17,100,000	17,298,651
Banco Santander Brasil S.A. 4.250%, 01/14/16 (144A)	18,200,000	18,655,000
Banco Santander Brazil S.A. 2.485%, 03/18/14 (144A) (b)	20,800,000	20,466,430
Banco Santander Chile 2.055%, 01/19/16 (144A) (b)	6,900,000	6,710,250
Bank of China (Hong Kong), Ltd. 5.550%, 02/11/20 (144A)	2,500,000	2,805,230

Commercial Banks—(Continued)
Bank of India 4.750%, 09/30/15	3,100,000	$3,219,629
Bank of Montreal 2.850%, 06/09/15 (144A)	5,600,000	5,954,990
1.950%, 01/30/18 (144A)	7,500,000	7,867,717
Bank of Nova Scotia 1.650%, 10/29/15 (144A)	6,100,000	6,304,197
1.950%, 01/30/17 (144A)	800,000	839,222
Barclays Bank plc 2.375%, 01/13/14	2,200,000	2,236,463
10.179%, 06/12/21 (144A)	18,080,000	23,587,258
BBVA Bancomer S.A. 4.500%, 03/10/16 (144A)	3,900,000	4,134,000
6.500%, 03/10/21 (144A)	7,800,000	8,583,900
BNP Paribas S.A. 1.358%, 01/10/14 (b)	26,000,000	26,017,680
BPCE S.A. 2.375%, 10/04/13 (144A)	2,400,000	2,411,957
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 11.000%, 06/30/19 (144A) (b)	277,000	365,980
Credit Agricole S.A. 8.375%, 10/13/19 (144A) (b)	46,000,000	44,965,000
Dexia Credit Local S.A. 0.927%, 04/29/14 (144A) (b)	1,200,000	1,180,922
2.750%, 04/29/14	19,700,000	19,884,195
DNB Bank ASA 3.200%, 04/03/17 (144A)	6,800,000	7,109,359
Export-Import Bank of Korea 5.125%, 06/29/20	4,300,000	5,049,426
4.000%, 01/29/21	2,700,000	2,955,182
HBOS Capital Funding No.2 L.P. 6.071%, 06/30/14 (144A) (b)	45,000	35,213
HSBC Bank plc 2.000%, 01/19/14 (144A)	6,000,000	6,059,490
ING Bank N.V. 2.650%, 01/14/13 (144A)	1,500,000	1,508,573
2.000%, 10/18/13 (144A)	3,300,000	3,333,353
Intesa Sanpaolo S.p.A. 2.375%, 12/21/12	45,500,000	44,961,871
2.831%, 02/24/14 (144A) (b)	14,100,000	13,894,492
Lloyds TSB Bank plc 12.000%, 12/16/24 (144A) (b)	5,800,000	6,515,273
National Bank of Canada 2.200%, 10/19/16 (144A)	1,400,000	1,481,938
Nordea Bank AB 2.125%, 01/14/14 (144A)	2,700,000	2,730,831
Realkredit Danmark A.S. 1.420%, 01/01/38 (DKK) (b)	21,942,010	3,814,275
3.103%, 01/01/38 (DKK) (b)	96,470,426	16,786,503
Resona Bank, Ltd. 5.850%, 04/15/16 (144A) (b)	4,400,000	4,716,237
Royal Bank of Scotland Group plc 7.640%, 09/29/17 (b)	14,500,000	11,998,750
6.990%, 10/05/17 (144A) (b)	2,000,000	1,820,000

MIST-252

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Foreign Bonds & Debt Securities—(Continued)

Security Description	Par Amount†	Value

Commercial Banks—(Continued)
Royal Bank of Scotland plc (The) 2.014%, 03/30/15 (CAD) (b) (f)	7,763,000	$7,817,486
1.102%, 09/29/15 (b)	500,000	444,500
1.235%, 10/14/16 (b)	300,000	252,900
Santander Finance Preferred S.A. Unipersonal 11.300%, 07/27/14 (GBP) (b)	7,900,000	12,788,807
Santander Issuances S.A. Unipersonal 7.300%, 07/27/19 (GBP) (b)	5,000,000	7,524,965
Santander US Debt S.A. Unipersonal 2.991%, 10/07/13 (144A)	24,300,000	24,267,365
Societe Generale S.A. 5.922%, 04/05/17 (144A) (b)	13,200,000	10,702,006
8.875%, 06/16/18 (GBP) (b)	5,000,000	7,097,043
Standard Chartered First Bank Korea, Ltd. 7.267%, 03/03/34 (144A) (b)	240,000	252,000
State Bank of India 4.500%, 07/27/15 (144A)	12,200,000	12,703,348
Sumitomo Mitsui Banking Corp. 1.950%, 01/14/14 (144A)	7,400,000	7,501,994
Turkiye Garanti Bankasi A.S. 2.955%, 04/20/16 (144A) (b)	3,800,000	3,648,000
United Overseas Bank, Ltd. 5.375%, 09/03/19 (144A) (b)	470,000	499,114
Westpac Banking Corp. 0.935%, 07/16/14 (144A) (b)	29,000,000	29,158,572
Woori Bank Co., Ltd. 6.025%, 03/13/14 (144A) (b)	305,000	293,181

		483,210,718

Consumer Finance—0.3%
Banque PSA Finance S.A. 2.361%, 04/04/14 (144A) (b)	14,900,000	14,612,386
FCE Bank plc 7.125%, 01/15/13 (EUR)	4,000,000	5,220,797
GMAC International Finance B.V. 7.500%, 04/21/15 (EUR)	2,800,000	3,876,995
Sydney Airport Finance Co. Pty, Ltd. 5.125%, 02/22/21 (144A)	1,300,000	1,411,761

		25,121,939

Diversified Financial Services—0.4%
Banco Nacional de Desenvolvimento Economico e Social 4.125%, 09/15/17 (144A) (EUR)	2,700,000	3,672,608
BM&FBovespa S.A. 5.500%, 07/16/20 (144A)	1,000,000	1,146,500
LBG Capital No.1 plc 7.875%, 11/01/20 (144A)	285,000	285,000
Nationwide Building Society 6.250%, 02/25/20 (144A)	10,800,000	12,407,278
Pearson Dollar Finance plc 5.700%, 06/01/14 (144A)	13,500,000	14,480,842
Temasek Financial I, Ltd. 4.300%, 10/25/19 (144A)	5,500,000	6,277,122

		38,269,350

Diversified Telecommunication Services—0.0%
Deutsche Telekom International Finance B.V. 5.250%, 07/22/13	425,000	$440,708
Qtel International Finance, Ltd. 3.375%, 10/14/16 (144A)	400,000	419,600
4.750%, 02/16/21 (144A)	800,000	889,200

		1,749,508

Electric Utilities—1.0%
Centrais Eletricas Brasileiras S.A. 6.875%, 07/30/19 (144A)	54,400,000	65,105,920
EDF S.A. 6.950%, 01/26/39 (144A)	3,400,000	4,528,463
Electricite de France S.A. 5.500%, 01/26/14 (144A)	5,100,000	5,404,628
Enel Finance International N.V. 6.250%, 09/15/17 (144A)	9,350,000	10,233,295
Majapahit Holding B.V. 7.250%, 06/28/17	2,040,000	2,417,400
7.750%, 01/20/20	5,000,000	6,287,500

		93,977,206

Gas Utilities—0.0%
ENN Energy Holdings, Ltd. 6.000%, 05/13/21 (144A)	1,600,000	1,798,598
UFJ Finance Aruba AEC 6.750%, 07/15/13	220,000	230,240

		2,028,838

Household Durables—0.0%
Korea Housing Finance Corp. 4.125%, 12/15/15 (144A)	2,500,000	2,705,352

Independent Power Producers & Energy Traders—0.1%
Korea Hydro & Nuclear Power Co., Ltd. 3.125%, 09/16/15 (144A)	11,200,000	11,738,462

Industrial Conglomerates—0.0%
Hutchison Whampoa International , Ltd. 6.250%, 01/24/14 (144A)	245,000	261,654

Insurance—0.1%
Dai-ichi Life Insurance Co., Ltd. (The) 7.250%, 07/25/21 (144A) (b)	7,400,000	8,283,190

Media—0.2%
British Sky Broadcasting Group plc 6.100%, 02/15/18 (144A)	15,000,000	17,998,500

Metals & Mining—0.2%
AngloGold Ashanti Holdings plc 5.375%, 04/15/20	2,400,000	2,523,902
Gerdau Trade, Inc. 5.750%, 01/30/21 (144A)	6,900,000	7,521,000

MIST-253

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Foreign Bonds & Debt Securities—(Continued)

Security Description	Par Amount†	Value

Metals & Mining—(Continued)
Vale Overseas, Ltd. 6.875%, 11/21/36	8,200,000	$9,535,600
6.875%, 11/10/39	3,600,000	4,216,910

		23,797,412

Oil, Gas & Consumable Fuels—1.0%
AK Transneft OJSC Via TransCapitalInvest, Ltd. 8.700%, 08/07/18 (144A)	2,800,000	3,650,500
Gazprom OAO Via Gaz Capital S.A. 8.125%, 07/31/14	3,600,000	3,970,836
5.092%, 11/29/15 (144A)	700,000	748,125
8.146%, 04/11/18 (144A)	12,300,000	15,045,606
8.625%, 04/28/34	23,300,000	32,620,000
Gazprom OAO Via RBS AG 9.625%, 03/01/13 (144A)	130,000	134,620
Indian Oil Corp., Ltd. 4.750%, 01/22/15	2,200,000	2,288,268
Novatek Finance, Ltd. 5.326%, 02/03/16 (144A)	3,100,000	3,317,775
Petrobras International Finance Co. 5.750%, 01/20/20	4,800,000	5,495,031
5.375%, 01/27/21	26,600,000	30,105,109
Petroleos Mexicanos 5.500%, 06/27/44	2,200,000	2,425,500
Ras Laffan Liquefied natural Gas Co. Ltd III 5.500%, 09/30/14	1,400,000	1,514,338

		101,315,708

Pharmaceuticals—0.1%
Teva Pharmaceutical Finance Co. B.V. 1.339%, 11/08/13 (b)	8,000,000	8,077,296

Provincial—3.0%
Province of British Columbia 3.250%, 12/18/21 (CAD)	300,000	324,532
4.300%, 06/18/42 (CAD)	400,000	488,223
Province of Ontario 1.600%, 09/21/16	300,000	310,512
4.300%, 03/08/17 (CAD)	9,200,000	10,366,213
4.200%, 03/08/18 (CAD)	2,200,000	2,494,385
5.500%, 06/02/18 (CAD)	2,600,000	3,127,511
3.000%, 07/16/18	4,300,000	4,711,351
4.400%, 06/02/19 (CAD)	9,100,000	10,517,715
1.650%, 09/27/19	8,700,000	8,739,576
4.400%, 04/14/20	2,700,000	3,208,488
4.200%, 06/02/20 (CAD)	14,300,000	16,400,417
4.000%, 06/02/21 (CAD)	57,900,000	65,609,988
3.150%, 06/02/22 (CAD)	59,500,000	62,922,566
4.600%, 06/02/39 (CAD)	4,600,000	5,691,769
Province of Quebec 4.500%, 12/01/16 (CAD)	400,000	452,019
4.500%, 12/01/17 (CAD)	4,700,000	5,375,813
4.500%, 12/01/18 (CAD)	5,400,000	6,226,451
4.500%, 12/01/19 (CAD)	1,200,000	1,391,273
3.500%, 07/29/20	10,600,000	11,871,279

Provincial—(Continued)
Province of Quebec 4.500%, 12/01/20 (CAD)	4,400,000	$5,115,162
2.750%, 08/25/21	600,000	629,413
4.250%, 12/01/21 (CAD)	28,800,000	32,929,436
3.500%, 12/01/22 (CAD)	26,500,000	28,451,582

		287,355,674

Real Estate Management & Development—0.0%
Qatari Diar Finance QSC 3.500%, 07/21/15	1,000,000	1,052,500

Road & Rail—0.0%
RZD Capital, Ltd. 5.739%, 04/03/17	3,200,000	3,545,856

Sovereign—6.8%
Brazil Notas do Tesouro Nacional 10.000%, 01/01/14 (BRL)	14,962,000	7,554,909
10.000%, 01/01/17 (BRL)	307,634,000	160,466,356
10.000%, 01/01/21 (BRL)	10,136,000	5,221,411
Italy Buoni Poliennali Del Tesoro 2.250%, 11/01/13 (EUR)	25,500,000	32,870,745
3.750%, 12/15/13 (EUR)	113,600,000	148,904,202
3.000%, 04/01/14 (EUR)	1,200,000	1,560,873
3.500%, 06/01/14 (EUR)	1,900,000	2,486,617
4.250%, 07/01/14 (EUR)	3,600,000	4,772,607
4.250%, 08/01/14 (EUR)	17,900,000	23,754,568
6.000%, 11/15/14 (EUR)	10,700,000	14,709,729
2.500%, 03/01/15 (EUR)	28,100,000	35,891,071
3.000%, 04/15/15 (EUR)	1,800,000	2,321,139
4.500%, 07/15/15 (EUR)	16,400,000	21,920,000
3.750%, 08/01/15 (EUR)	11,100,000	14,547,265
3.000%, 11/01/15 (EUR)	18,700,000	24,028,508
3.750%, 04/15/16 (EUR)	12,500,000	16,314,991
3.750%, 08/01/16 (EUR)	2,400,000	3,114,590
4.750%, 09/15/16 (EUR)	1,400,000	1,876,070
4.750%, 05/01/17 (EUR)	7,000,000	9,297,043
4.750%, 06/01/17 (EUR)	17,400,000	23,084,101
Italy Certificati di Credito del Tesoro Zero Coupon, 09/30/13 (EUR)	17,800,000	22,448,431
Zero Coupon, 09/30/14 (EUR)	30,400,000	37,048,169
Mexican Bonos 6.000%, 06/18/15 (MXN)	70,900,000	5,689,257
6.250%, 06/16/16 (MXN)	94,000,000	7,642,381
10.000%, 12/05/24 (MXN)	7,000,000	764,819
Panama Government International Bond 9.375%, 04/01/29	1,161,000	1,982,408
Russian Foreign Bond - Eurobond 3.250%, 04/04/17 (144A)	6,800,000	7,172,504
Spain Government Bonds 3.400%, 04/30/14 (EUR)	3,700,000	4,750,357
3.300%, 10/31/14 (EUR)	2,800,000	3,582,811
4.400%, 01/31/15 (EUR)	5,500,000	7,187,855
Spain Letras del Tesoro Zero Coupon, 06/21/13 (EUR)	3,900,000	4,895,423
Zero Coupon, 09/20/13 (EUR)	3,000,000	3,732,322

		661,593,532

MIST-254

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Foreign Bonds & Debt Securities—(Continued)

Security Description	Par Amount†	Value

Thrifts & Mortgage Finance—0.1%
Nykredit Realkredit A.S. 1.675%, 04/01/38 (DKK) (b)	22,159,185	$3,853,937
1.384%, 10/01/38 (DKK) (b)	25,101,841	4,363,563

		8,217,500

Trading Companies & Distributors—0.0%
Noble Group, Ltd. 4.875%, 08/05/15 (144A)	2,500,000	2,612,500

Total Foreign Bonds & Debt Securities (Cost $1,796,682,126)		1,863,622,762

Domestic Bonds & Debt Securities—12.2%

Biotechnology—0.0%
Amgen, Inc. 1.875%, 11/15/14	2,000,000	2,054,190

Capital Markets—2.0%
Goldman Sachs Group, Inc. (The) 0.853%, 07/22/15 (b)	5,400,000	5,229,949
0.668%, 05/23/16 (EUR) (b)	4,000,000	4,828,929
6.250%, 09/01/17	10,900,000	12,790,420
6.150%, 04/01/18	1,800,000	2,103,415
7.500%, 02/15/19	10,000,000	12,418,150
5.375%, 03/15/20	11,600,000	12,965,297
6.750%, 10/01/37	13,500,000	14,507,329
Lehman Brothers Holdings, Inc. 6.750%, 12/28/17 (g)	14,800,000	1,480
Merrill Lynch & Co., Inc. 6.400%, 08/28/17	3,100,000	3,610,288
6.875%, 04/25/18	23,000,000	27,589,213
6.875%, 11/15/18	23,400,000	28,290,717
Morgan Stanley 0.905%, 10/18/16 (b)	3,400,000	3,162,976
5.950%, 12/28/17	48,200,000	54,202,008
SteelRiver Transmission Co. LLC 4.710%, 06/30/17 (144A)	8,146,377	8,390,622
Vesey Street Investment Trust I 4.404%, 09/01/16 (h)	3,500,000	3,748,521

		193,839,314

Chemicals—0.3%
Dow Chemical Co. (The) 6.000%, 10/01/12	3,300,000	3,300,000
ICI Wilmington, Inc. 5.625%, 12/01/13	340,000	355,643
NGPL PipeCo LLC 7.119%, 12/15/17 (144A)	16,400,000	17,507,000
Rohm & Haas Co. 6.000%, 09/15/17	8,500,000	10,171,347

		31,333,990

Commercial Banks—0.7%
ABN Amro N.A. Holding Preferred Capital Repackage Trust I 6.523%, 11/08/12 (144A) (b)	345,000	322,575

Commercial Banks—(Continued)
CIT Group, Inc. 5.250%, 04/01/14 (144A)	2,600,000	$2,723,500
RBS Capital Trust II 6.425%, 01/03/34 (b)	120,000	99,600
USB Capital IX 3.500%, 10/29/12 (b)	8,125,000	6,972,388
Wells Fargo & Co.
7.980%, 03/15/18 (b)	50,400,000	58,086,000

		68,204,063

Computers & Peripherals—0.4%
Hewlett-Packard Co.
0.711%, 05/24/13 (b)	38,300,000	38,306,932

Consumer Finance—2.2%
Ally Financial, Inc.
3.638%, 02/11/14 (b)	8,900,000	8,999,502
4.500%, 02/11/14	9,000,000	9,225,000
3.779%, 06/20/14 (b)	9,000,000	9,247,680
6.750%, 12/01/14	9,458,000	10,103,953
8.300%, 02/12/15	3,500,000	3,885,000
5.500%, 02/15/17	15,000,000	15,694,425
7.500%, 09/15/20	7,800,000	8,979,750
American Express Bank FSB
5.500%, 04/16/13	16,700,000	17,157,313
6.000%, 09/13/17	31,500,000	38,252,308
American Express Centurion Bank
6.000%, 09/13/17	26,500,000	32,180,513
Ford Motor Credit Co. LLC
8.000%, 06/01/14	2,500,000	2,761,983
8.700%, 10/01/14	500,000	568,827
7.000%, 04/15/15	900,000	1,010,250
2.750%, 05/15/15	5,600,000	5,714,688
12.000%, 05/15/15	4,000,000	4,990,000
8.000%, 12/15/16	500,000	598,903
5.875%, 08/02/21	400,000	453,337
SLM Corp.
5.375%, 01/15/13	700,000	710,620
5.000%, 10/01/13	3,839,000	3,997,359
0.751%, 01/27/14 (b)	11,600,000	11,268,692
5.375%, 05/15/14	8,235,000	8,704,576
6.250%, 01/25/16	3,200,000	3,488,000
8.450%, 06/15/18	8,300,000	9,762,601
8.000%, 03/25/20	400,000	464,000
Springleaf Finance Corp.
6.900%, 12/15/17	3,200,000	2,736,000

		210,955,280

Diversified Financial Services—2.6%
ANZ Capital Trust II
5.360%, 12/15/13 (144A)	525,000	539,438
Bank of America Corp.
5.650%, 05/01/18	9,100,000	10,388,187
Bear Stearns Cos. LLC (The)
6.400%, 10/02/17	19,300,000	23,230,734
7.250%, 02/01/18	5,000,000	6,246,385

MIST-255

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount†	Value

Diversified Financial Services—(Continued)
Citigroup, Inc.
5.500%, 04/11/13	17,900,000	$18,340,358
2.438%, 08/13/13 (b)	7,000,000	7,095,074
5.500%, 10/15/14	35,000,000	37,760,170
8.500%, 05/22/19	3,206,000	4,245,616
General Electric Capital Corp.
6.875%, 01/10/39	6,500,000	8,715,044
6.500%, 09/15/67 (144A) (GBP) (b)	11,900,000	18,868,300
6.375%, 11/15/67 (b)	5,400,000	5,711,580
International Lease Finance Corp.
5.250%, 01/10/13	2,900,000	2,939,875
6.375%, 03/25/13	2,900,000	2,968,875
5.875%, 05/01/13	1,600,000	1,644,000
6.750%, 09/01/16 (144A)	5,300,000	5,982,375
JPMorgan Chase & Co.
3.150%, 07/05/16	6,400,000	6,775,219
6.000%, 01/15/18	20,775,000	24,797,954
7.900%, 04/30/18 (b)	8,200,000	9,346,467
JPMorgan Chase Bank NA
0.729%, 06/13/16 (b)	5,300,000	5,112,666
6.000%, 10/01/17	23,600,000	27,958,401
JPMorgan Chase Capital XXI
1.393%, 01/15/87 (b)	27,300,000	19,155,837
TECO Finance, Inc.
6.750%, 05/01/15	4,400,000	4,977,940

		252,800,495

Diversified Telecommunication Services—0.2%
AT&T, Inc.
6.300%, 01/15/38	6,400,000	8,431,302
CenturyLink, Inc.
6.000%, 04/01/17	5,000,000	5,606,865
Embarq Corp.
7.995%, 06/01/36	6,600,000	7,443,566

		21,481,733

Electric Utilities—0.2%
Arizona Public Service Co.
4.650%, 05/15/15	165,000	180,008
Entergy Corp.
3.625%, 09/15/15	14,300,000	15,053,595

		15,233,603

Energy Equipment & Services—0.1%
Cameron International Corp.
1.351%, 06/02/14 (b)	9,100,000	9,097,661

Food & Staples Retailing—0.0%
CVS Pass-Through Trust
6.943%, 01/10/30	983,308	1,201,059

Food Products—0.3%
Kraft Foods Group, Inc.
6.125%, 08/23/18 (144A)	17,384,000	21,319,303

Food Products—(Continued)
Kraft Foods, Inc.
6.125%, 02/01/18	6,116,000	$7,475,838
6.875%, 02/01/38	2,100,000	2,892,399

		31,687,540

Health Care Providers & Services—0.0%
UnitedHealth Group, Inc.
6.875%, 02/15/38	2,200,000	3,064,820

Insurance—1.4%
American General Institutional Capital
8.125%, 03/15/46 (144A)	24,700,000	29,207,750
American International Group, Inc.
4.250%, 05/15/13	8,545,000	8,726,410
5.050%, 10/01/15	6,300,000	6,908,687
5.450%, 05/18/17	700,000	799,769
5.000%, 06/26/17 (EUR)	24,000,000	33,858,881
6.765%, 11/15/17 (GBP)	2,639,000	4,883,406
5.850%, 01/16/18	23,700,000	27,553,999
8.250%, 08/15/18	300,000	386,710
8.000%, 05/22/68 (EUR) (b)	2,750,000	3,940,284
8.625%, 05/22/68 (GBP) (b)	2,600,000	4,828,250
CNA Financial Corp.
5.850%, 12/15/14	5,000,000	5,427,365
Dragon 2012 LLC
1.972%, 03/12/24	981,129	1,004,537
Pacific LifeCorp
6.000%, 02/10/20 (144A)	2,600,000	2,896,390
Principal Life Income Funding Trusts
5.300%, 04/24/13	3,400,000	3,493,592
Prudential Holdings LLC
8.695%, 12/18/23 (144A)	150,000	189,297

		134,105,327

IT Services—0.2%
International Business Machines Corp.
5.700%, 09/14/17	17,800,000	21,840,760

Machinery—0.2%
Caterpillar, Inc.
0.605%, 05/21/13 (b)	15,000,000	15,027,555

Media—0.1%
COX Communications, Inc.
4.625%, 06/01/13	430,000	441,978
Historic TW, Inc.
9.150%, 02/01/23	155,000	222,437
Time Warner, Inc.
5.875%, 11/15/16	6,500,000	7,714,882

		8,379,297

Multi-Utilities—0.0%
Dominion Resources, Inc.
6.300%, 03/15/33	210,000	272,129
Nisource Finance Corp.
6.150%, 03/01/13	216,000	220,597

		492,726

MIST-256

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount†	Value

Oil, Gas & Consumable Fuels—0.0%
El Paso Corp.
7.750%, 01/15/32	2,715,000	$3,175,516
Spectra Energy Capital LLC 6.250%, 02/15/13	375,000	382,608

		3,558,124

Paper & Forest Products—0.1%
International Paper Co. 5.250%, 04/01/16	6,500,000	7,217,236

Pharmaceuticals—0.5%
GlaxoSmithKline Capital, Inc. 4.850%, 05/15/13	49,400,000	50,778,902

Real Estate Investment Trusts—0.1%
HCP, Inc. 6.700%, 01/30/18	7,500,000	9,004,290

Road & Rail—0.2%
Con-way, Inc. 7.250%, 01/15/18	10,000,000	11,721,710
CSX Corp. 6.250%, 03/15/18	8,100,000	9,945,625
Norfolk Southern Corp. 2.903%, 02/15/23 (144A)	60,000	61,009
5.590%, 05/17/25	12,000	14,899

		21,743,243

Specialty Retail—0.2%
Limited Brands, Inc. 6.900%, 07/15/17	15,000,000	17,325,000

Tobacco—0.1%
Altria Group, Inc. 9.700%, 11/10/18	2,568,000	3,682,700
Reynolds American, Inc. 7.625%, 06/01/16	2,400,000	2,894,323

		6,577,023

Trading Companies & Distributors—0.1%
GATX Corp. 6.000%, 02/15/18	5,000,000	5,596,930
GATX Financial Corp. 5.800%, 03/01/16	5,000,000	5,477,930

		11,074,860

Total Domestic Bonds & Debt Securities (Cost $1,071,088,392)		1,186,385,023

Mortgage-Backed Securities—4.5%

Collateralized Mortgage Obligations—2.9%
Adjustable Rate Mortgage Trust 2.996%, 11/25/35 (b)	953,024	764,689
American Home Mortgage Assets 1.068%, 11/25/46 (b)	5,072,191	2,609,549

Collateralized Mortgage Obligations—(Continued)
American Home Mortgage Investment Trust 2.709%, 02/25/45 (b)	2,462,090	$2,398,785
Arran Residential Mortgages Funding plc 1.545%, 05/16/47 (144A) (EUR) (b)	665,942	856,961
1.745%, 05/16/47 (144A) (EUR) (b)	13,300,000	17,425,482
Banc of America Funding Corp. 2.614%, 05/25/35 (b)	3,646,392	3,795,548
2.634%, 02/20/36 (b)	8,762,597	8,745,760
5.630%, 01/20/47 (b)	491,891	350,875
BCAP LLC Trust 5.250%, 02/26/36 (144A)	11,770,488	11,823,756
0.387%, 01/25/37 (b)	3,132,941	1,983,998
5.250%, 08/26/37 (144A)	23,041,749	22,742,206
Bear Stearns Adjustable Rate Mortgage Trust 2.911%, 02/25/33 (b)	31,000	28,345
2.240%, 08/25/35 (b)	49,114	50,010
2.250%, 08/25/35 (b)	1,498,363	1,470,315
Bear Stearns ALT-A Trust 1.057%, 11/25/34 (b)	1,164,622	1,150,526
2.890%, 05/25/35 (b)	2,701,362	2,435,699
3.006%, 09/25/35 (b)	2,097,488	1,704,768
2.921%, 11/25/36 (b)	6,317,149	4,246,169
2.974%, 11/25/36 (b)	3,576,474	2,290,102
Bear Stearns Structured Products, Inc. 2.840%, 01/26/36 (b)	2,159,311	1,363,255
2.837%, 12/26/46 (b)	1,463,323	817,196
CC Mortgage Funding Corp. 0.467%, 08/25/35 (144A) (b)	94,658	72,398
0.347%, 05/25/48 (144A) (b)	3,614,988	2,408,106
Chase Mortgage Finance Corp. 5.212%, 12/25/35 (b)	13,545,022	13,346,858
5.774%, 09/25/36 (b)	8,116,947	7,817,553
Citigroup Mortgage Loan Trust, Inc. 2.230%, 09/25/35 (b)	5,453,585	5,420,220
2.340%, 09/25/35 (b)	1,810,143	1,757,498
2.570%, 10/25/35 (b)	8,915,433	8,262,035
Countrywide Alternative Loan Trust 4.784%, 05/25/35 (b) (i)	6,428,291	1,137,023
0.429%, 03/20/46 (b)	303,968	183,272
Countrywide Home Loan Mortgage Pass-Through Trust 0.537%, 03/25/35 (b)	1,370,036	1,014,438
0.507%, 04/25/35 (b)	159,837	120,727
0.557%, 06/25/35 (144A) (b)	5,322,113	4,553,422
2.895%, 09/20/36 (b)	6,889,097	4,155,906
Credit Suisse First Boston Mortgage Securities Corp. 0.888%, 03/25/32 (144A) (b)	121,117	105,798
6.500%, 04/25/33	107,490	114,057
6.000%, 11/25/35	3,557,148	2,757,162
Downey Savings & Loan Association Mortgage Loan Trust 2.457%, 07/19/44 (b)	1,096,974	1,018,858

MIST-257

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Par Amount†	Value

Collateralized Mortgage Obligations—(Continued)
First Horizon Alternative Mortgage Securities 4.484%, 01/25/36 (b) (i)	73,964,358	$10,627,902
First Horizon Mortgage Pass-Through Trust 2.614%, 08/25/35 (b)	417,236	397,090
Granite Mortgages plc 0.844%, 01/20/44 (EUR) (b)	505,206	640,483
1.163%, 01/20/44 (GBP) (b)	812,659	1,297,583
0.524%, 09/20/44 (EUR) (b)	500,480	631,662
1.011%, 09/20/44 (GBP) (b)	4,199,665	6,668,702
Greenpoint Mortgage Funding Trust 0.437%, 06/25/45 (b)	109,724	85,139
0.297%, 01/25/47 (b)	2	2
GSR Mortgage Loan Trust 6.000%, 03/25/32	354	371
2.647%, 09/25/35 (b)	133,058	134,291
2.920%, 04/25/36 (b)	4,565,286	4,099,086
Harborview Mortgage Loan Trust 0.439%, 05/19/35 (b)	1,700,703	1,255,559
0.409%, 01/19/38 (b)	253,367	182,828
Holmes Master Issuer plc 1.847%, 10/15/54 (144A) (EUR) (b)	7,600,000	9,898,146
Indymac ARM Trust 1.717%, 01/25/32 (b)	629	571
1.815%, 01/25/32 (b)	36,589	33,081
Indymac Index Mortgage Loan Trust 2.671%, 12/25/34 (b)	278,906	243,950
JPMorgan Mortgage Trust 5.003%, 02/25/35 (b)	655,467	669,891
2.945%, 07/25/35 (b)	6,151,123	6,338,763
5.283%, 07/25/35 (b)	10,024,748	10,108,234
5.750%, 01/25/36	1,014,831	946,795
MASTR Alternative Loans Trust 0.617%, 03/25/36 (b)	896,638	155,198
Merrill Lynch Mortgage Investors, Inc. 0.597%, 08/25/35 (b)	8,700,000	7,025,746
0.427%, 02/25/36 (b)	1,756,297	1,492,015
MLCC Mortgage Investors, Inc. 1.231%, 10/25/35 (b)	332,884	324,271
2.420%, 10/25/35 (b)	1,016,988	1,011,192
0.467%, 11/25/35 (b)	214,477	196,605
2.519%, 11/25/35 (b)	3,793,503	3,643,967
Morgan Stanley Mortgage Loan Trust 5.500%, 08/25/35	7,676,541	8,029,849
Nomura Asset Acceptance Corp. 4.976%, 05/25/35	5,976,491	5,483,637
RBSSP Resecuritization Trust 0.457%, 06/27/36 (144A) (b)	8,300,000	4,696,235
Residential Accredit Loans, Inc. 0.617%, 03/25/33 (b)	642,652	620,048
6.000%, 06/25/36	3,072,398	2,277,818
0.397%, 06/25/46 (b)	2,249,474	990,275
Residential Asset Securitization Trust 0.617%, 05/25/33 (b)	388,607	366,939
0.617%, 01/25/46 (b)	2,140,583	875,983
Residential Funding Mortgage Securities I 0.567%, 06/25/18 (b)	17,378	16,965

Collateralized Mortgage Obligations—(Continued)
Sequoia Mortgage Trust 0.569%, 07/20/33 (b)	698,882	$691,223
Structured Adjustable Rate Mortgage Loan Trust 2.809%, 01/25/35 (b)	3,884,672	3,486,052
2.771%, 04/25/35 (b)	12,932,706	11,451,187
2.817%, 08/25/35 (b)	292,452	261,855
Structured Asset Mortgage Investments, Inc. 0.469%, 07/19/35 (b)	233,508	203,770
0.469%, 07/19/35 (b)	466,470	453,319
0.469%, 07/19/35 (b)	1,247,941	1,218,666
0.447%, 05/25/45 (b)	1,741,664	1,254,795
Structured Asset Securities Corp. 2.843%, 10/28/35 (144A) (b)	79,422	71,838
WaMu Mortgage Pass-Through Certificates 2.344%, 02/27/34 (b)	405,185	413,057
1.548%, 06/25/42 (b)	268,087	251,535
1.548%, 08/25/42 (b)	136,185	127,129
Wells Fargo Mortgage Backed Securities Trust 2.490%, 09/25/33 (b)	1,550,733	1,587,069
2.617%, 03/25/36 (b)	8,514,681	8,175,447
2.617%, 03/25/36 (b)	18,093,696	16,487,672
2.675%, 04/25/36 (b)	2,710,967	2,416,162
5.596%, 04/25/36 (b)	1,493,317	669,676

		283,986,649

Commercial Mortgage-Backed Securities—1.6%
Banc of America Large Loan, Inc. 1.971%, 11/15/15 (144A) (b)	6,664,827	6,673,371
Banc of America Merrill Lynch Commercial Mortgage, Inc. 5.451%, 01/15/49	8,400,000	9,753,173
Bear Stearns Commercial Mortgage Securities, Inc. 5.331%, 02/11/44	400,000	439,514
5.471%, 01/12/45 (b)	1,100,000	1,285,138
5.700%, 06/11/50	6,400,000	7,639,216
Commercial Mortgage Pass-Through Certificates 5.383%, 02/15/40	900,000	994,544
Credit Suisse Mortgage Capital Certificates 5.855%, 03/15/39 (b)	400,000	448,701
5.467%, 09/15/39	22,300,000	25,268,097
European Loan Conduit 0.495%, 05/15/19 (EUR) (b)	860,314	1,011,575
Greenwich Capital Commercial Funding Corp. 5.444%, 03/10/39	9,800,000	11,250,601
4.799%, 08/10/42 (b)	100,000	107,837
GS Mortgage Securities Corp. II 1.103%, 03/06/20 (144A) (b)	4,193,338	4,192,944
JPMorgan Chase Commercial Mortgage Securities Corp. 4.070%, 11/15/43 (144A)	13,700,000	15,485,761
5.420%, 01/15/49	400,000	463,105

MIST-258

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Par Amount†	Value

Commercial Mortgage-Backed Securities—(Continued)
LB-UBS Commercial Mortgage Trust 5.866%, 09/15/45 (b)	15,200,000	$18,236,724
Merrill Lynch Floating Trust 0.766%, 07/09/21 (144A) (b)	10,862,785	10,718,506
Merrill Lynch/Countrywide Commercial Mortgage Trust 6.147%, 08/12/49 (b)	11,800,000	13,563,374
5.485%, 03/12/51 (b)	2,200,000	2,512,550
Morgan Stanley Capital I Trust 6.076%, 06/11/49 (b)	3,600,000	4,255,799
5.809%, 12/12/49	200,000	238,989
Morgan Stanley Dean Witter Capital I 4.920%, 03/12/35	361,201	364,220
Morgan Stanley Re-REMIC Trust 5.983%, 08/12/45 (144A) (b)	900,000	1,064,219
Sovereign Commercial Mortgage Securities Trust 6.026%, 07/22/30 (144A) (b)	321,444	328,674
Wachovia Bank Commercial Mortgage Trust 0.311%, 09/15/21 (144A) (b)	1,699,765	1,645,965
5.939%, 06/15/49 (b)	16,700,000	19,323,595

		157,266,192

Total Mortgage-Backed Securities (Cost $424,113,922)		441,252,841

Municipals—4.3%
American Municipal Power-Ohio, Inc., Combined Hydroelectric Projects Revenue, Build America Bonds, Taxable 8.084%, 02/15/50	6,900,000	10,076,346
Bay Area Toll Bridge Authority, Build America Bonds 7.043%, 04/01/50	10,400,000	15,066,064
Buckeye Tobacco Settlement Financing Authority 5.875%, 06/01/47	4,600,000	3,713,534
California Infrastructure & Economic Development Bank Revenue, Build America Bonds 6.486%, 05/15/49	2,500,000	3,086,425
California State General Obligation Unlimited, Build America Bonds 7.950%, 03/01/36	5,700,000	6,816,174
7.550%, 04/01/39	2,900,000	3,936,779
California State Public Works Board Lease Revenue Build America Bonds, Taxable, University Projects 7.804%, 03/01/35	3,100,000	3,626,566
California State University Revenue, Build America Bonds 6.484%, 11/01/41	4,400,000	5,275,072
Calleguas-Las Virgenes California Public Financing Water Revenue Authority, Build America Bonds 5.944%, 07/01/40	7,800,000	$9,754,524
Chicago Transit Authority Transfer Tax Receipts Revenue 6.300%, 12/01/21	1,100,000	1,246,498
6.899%, 12/01/40	14,500,000	17,612,425
City of Seattle WA, Drain & Wastewater Revenue, Refunding 5.000%, 09/01/26	9,695,000	11,907,787
Clark County NV, Airport Revenue 6.820%, 07/01/45	4,800,000	6,842,544
Clark County NV, Refunding 4.750%, 06/01/30 (AGM)	5,500,000	5,934,225
East Baton Rouge Sewer Commission, Build America Bonds 6.087%, 02/01/45	17,000,000	19,072,640
Golden State Tobacco Securitization Corp. 5.000%, 06/01/33	10,000,000	8,160,100
Illinois Finance Authority Peoples Gas Light & Coke 5.000%, 02/01/33 (AMBAC)	7,410,000	7,450,384
Irvine Ranch CA, Water District, Build America Bonds, Taxable 6.622%, 05/01/40	21,700,000	30,705,717
Los Angeles CA, Wastewater System Revenue, Build America Bonds 5.713%, 06/01/39	2,300,000	2,846,917
Los Angeles Department of Water & Power Revenue, Build America Bonds 6.166%, 07/01/40	60,200,000	69,630,330
5.000%, 07/01/44 (AMBAC)	2,900,000	3,226,482
6.603%, 07/01/50	3,200,000	4,680,448
Los Angeles, California Unified School District, Build America Bonds 4.500%, 07/01/25 (NATL-RE)	5,000,000	5,517,650
4.500%, 01/01/28 (NATL-RE)	3,700,000	4,022,085
6.758%, 07/01/34	1,100,000	1,447,633
Massachusetts School Building Authority, Sales Tax Revenue 5.000%, 08/15/26	7,000,000	8,708,630
Metropolitan Transportation Authority Build America Bonds, Metro Transit Authority 6.089%, 11/15/40	200,000	257,988
New Jersey Economic Development Authority, Build America Bonds 1.389%, 06/15/13 (b)	19,100,000	19,120,437
New York City Transitional Finance Authority, Future Tax Secured Revenue
5.000%, 02/01/31	1,100,000	1,307,350
New York State Dormitory Authority, State Personal Income Tax Revenue
5.000%, 03/15/31	1,500,000	1,786,035
New York State Dormitory Authority, Taxable, General Purpose Bonds
5.000%, 12/15/30	1,700,000	2,058,343

MIST-259

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Municipals—(Continued)

Security Description	Par Amount†	Value
Newport Beach CA, Certificates of Participation, Build America Bonds
7.168%, 07/01/40	31,650,000	$37,614,759
Palomar Community College District
4.750%, 05/01/32 (AGM)	300,000	321,762
Pennsylvania Economic Development Financing Authority, Build America Bonds
6.532%, 06/15/39	1,000,000	1,224,650
Port Authority of New York & New Jersey, One Hundred Sixtieth
5.647%, 11/01/40 (GO OF AUTH)	3,000,000	3,761,220
Public Power Generation Agency, Build America Bonds, Whelan Energy Centre Unit
7.242%, 01/01/41	1,800,000	2,154,636
San Antonio TX, Electric & Gas Revenue
5.000%, 02/01/23	22,400,000	28,569,632
State of California General Obligation Unlimited, Build America Bonds
7.700%, 11/01/30	100,000	121,240
7.500%, 04/01/34	2,900,000	3,825,274
5.650%, 04/01/39 (b)	2,700,000	2,768,445
7.600%, 11/01/40	1,900,000	2,608,358
6.548%, 05/15/48	3,400,000	4,469,980
State of Georgia
6.655%, 04/01/57	1,300,000	1,499,147
State of Texas Transportation Commission Mobility Funding
4.750%, 04/01/35	3,500,000	3,751,650
State of Texas Transportation Commission Revenue, Build America Bonds
5.178%, 04/01/30	2,300,000	2,792,867
State of Wisconsin, General Fund Annual Appropriation Revenue
5.050%, 05/01/18 (AGM)	2,900,000	3,381,255
Tobacco Settlement Financing Corp.
5.000%, 06/01/41	900,000	748,692
7.467%, 06/01/47	7,830,000	5,995,744
Tobacco Settlement Funding Corp.
5.875%, 05/15/39	2,000,000	2,046,340
University of California, Limited Project
5.000%, 05/15/28	15,600,000	18,826,080

Total Municipals (Cost $367,595,849)		421,375,863

Asset-Backed Securities—1.9%

Asset-Backed - Home Equity—0.4%
Asset Backed Funding Certificates
0.917%, 06/25/34 (b)	3,703,163	2,940,987
Asset Backed Securities Corp.
0.297%, 05/25/37 (b)	165,387	132,366
Bear Stearns Asset Backed Securities Trust
1.017%, 10/27/32 (b)	19,042	17,073
0.467%, 04/25/37 (b)	15,761,000	5,357,353
1.217%, 10/25/37 (b)	6,676,372	5,151,856
Carrington Mortgage Loan Trust
0.537%, 10/25/35 (b)	496,228	482,282

Asset-Backed - Home Equity—(Continued)
Citigroup Mortgage Loan Trust, Inc.
0.277%, 07/25/45 (b)	893,585	$700,847
Countrywide Asset-Backed Certificates
0.567%, 04/25/36 (b)	14,207,240	12,433,161
First Franklin Mortgage Loan Trust
0.577%, 10/25/35 (b)	13,551,000	10,428,884
Merrill Lynch Mortgage Investors, Inc.
0.717%, 06/25/36 (b)	3,500,000	2,810,700
Morgan Stanley ABS Capital I
0.277%, 05/25/37 (b)	382,021	286,860
Option One Mortgage Loan Trust
0.857%, 08/25/33 (b)	26,784	22,993
0.277%, 07/25/37 (b)	190,830	188,514
Renaissance Home Equity Loan Trust
0.657%, 08/25/33 (b)	237,956	209,166
Soundview Home Loan Trust
0.297%, 06/25/37 (b)	47,331	45,485

		41,208,527

Asset-Backed - Other—1.4%
Babson CLO, Ltd.
0.759%, 06/15/16 (144A) (b)	1,279,644	1,274,028
Blackrock Senior Income Series Corp.
0.695%, 04/20/19 (144A) (b)	7,870,863	7,587,800
Conseco Financial Corp.
6.220%, 03/01/30	89,539	98,308
Denali Capitala CLO IV, Ltd.
0.743%, 08/23/16 (144A) (b)	167,465	167,190
Galaxy CLO, Ltd.
0.691%, 04/25/19 (144A) (b)	14,400,681	13,924,029
Hillmark Funding
0.685%, 05/21/21 (144A) (b)	29,600,000	28,638,562
Hudson Straits CLO, Ltd.
0.835%, 10/15/16 (144A) (b)	482,374	482,085
Katonah III, Ltd.
0.874%, 05/18/15 (144A) (b)	401,828	401,520
Lehman XS Trust
0.617%, 10/25/35 (b)	10,261,933	8,979,011
Mid-State Trust
7.791%, 03/15/38	168,841	167,706
Mountain View Funding CLO
0.715%, 04/15/19 (144A) (b)	4,941,082	4,830,480
MSIM Peconic Bay, Ltd.
0.735%, 07/20/19 (144A) (b)	9,200,000	8,958,810
Octagon Investment Partners V, Ltd.
0.727%, 11/28/18 (144A) (b)	10,974,218	10,688,159
Octagon Investment Partners VII, Ltd.
0.778%, 12/02/16 (144A) (b)	1,979,618	1,967,588
Pacifica CDO, Ltd.
0.789%, 05/13/16 (144A) (b)	2,231,024	2,214,831
0.708%, 01/26/20 (144A) (b)	12,051,095	11,805,084
Penta CLO S.A.
1.166%, 06/04/24 (EUR) (b)	2,808,091	3,326,177
Popular ABS Mortgage Pass-Through Trust
0.307%, 06/25/47 (b)	1,211,862	1,018,707

MIST-260

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Shares/Par/ Principal Amount†	Value

Asset-Backed - Other—(Continued)
Small Business Administration Participation Certificates
5.500%, 10/01/18	38,338	$41,495
6.220%, 12/01/28	7,841,714	9,204,037
Tobacco Settlement Financing Corp.
6.250%, 06/01/42	1,300,000	1,326,767
United States Small Business Administration
5.471%, 03/10/18	2,501,841	2,762,751
Wood Street CLO B.V.
1.222%, 11/22/21 (EUR) (b)	9,633,118	12,052,264

		131,917,389

Asset-Backed - Student Loan—0.1%
SLM Student Loan Trust
0.901%, 01/25/17 (b)	2,402,904	2,405,372
0.581%, 01/25/19 (b)	5,211,935	5,210,111
2.871%, 12/16/19 (144A) (b)	2,200,000	2,231,921

		9,847,404

Total Asset-Backed Securities (Cost $180,965,956)		182,973,320

Convertible Preferred Stock—0.7%

Commercial Banks—0.7%
Wells Fargo & Co., Series L
7.500%, 12/31/49 (Cost $40,014,654)	53,950	66,790,100

Preferred Stock—0.3%

Diversified Financial Services—0.3%
GMAC Capital Trust I, Series 2, 8.125% (b) (Cost $28,270,000)	1,130,800	28,394,388

Loan Participations—0.3%

Consumer Finance—0.3%
Springleaf Finance Corp. Term Loan
5.500%, 05/10/17 (b)	23,300,000	22,857,300

Health Care Providers & Services—0.0%
HCA, Inc. Term Loan
2.466%, 11/18/13 (b)	1,000,000	1,001,755

Oil, Gas & Consumable Fuels—0.0%
Petroleum Export, Ltd. Term Loan
3.379%, 12/20/12 (b)	1,315,140	1,223,080

Total Loan Participations (Cost $25,521,285)		25,082,135

Short-Term Investments—9.0%
Security Description	Par Amount†	Value

Commercial Paper—0.5%
British Telecommunications plc 0.884%, 10/29/12 (j)	7,400,000	$7,394,820
Itau Unibanco S.A. New York
1.587%, 11/05/12 (j)	8,900,000	8,886,266
1.528%, 11/13/12 (j)	30,000,000	29,943,124

		46,224,210

Foreign Government—6.7%
Japan Treasury Bills
0.094%, 10/09/12 (JPY) (j)	3,100,000,000	39,722,543
0.094%, 10/15/12 (JPY) (j)	21,000,000,000	269,083,893
0.091%, 10/22/12 (JPY) (j)	11,000,000,000	140,945,887
0.095%, 10/29/12 (JPY) (j)	2,720,000,000	34,851,412
0.093%, 11/05/12 (JPY) (j)	13,130,000,000	168,232,079

		652,835,814

U.S. Treasury—0.0%
U.S. Treasury Bills
0.452%, 02/07/13 (j)	27,000	26,987
0.123%, 03/14/13 (e) (j)	930,000	929,481
0.166%, 06/27/13 (e) (j)	38,000	37,954
0.168%, 08/22/13 (e) (j)	270,000	269,589

		1,264,011

Repurchase Agreements—1.8%
Barclays Capital, Inc. Repurchase Agreement dated 09/28/12 at 0.250% to be repurchased at $6,600,138 on 10/01/12, collateralized by $6,143,309 U.S. Treasury Inflation Indexed Note at 0.125% due 07/15/22 with a value of $6,747,471.	6,600,000	6,600,000
Citigroup, Inc. Repurchase Agreement dated 09/28/12 at 0.280% to be repurchased at $5,500,128 on 10/01/12, collateralized by $5,595,000 Federal National Mortgage Association at 0.790% due 04/24/15 with a value of $5,615,419.	5,500,000	5,500,000
Credit Suisse First Boston, Inc. Repurchase Agreement dated 09/28/12 at 0.280% to be repurchased at $113,902,658 on 10/01/12, collateralized by $8,157,000 U.S. Treasury Note at 3.125% due 01/31/17 with a value of $9,114,893 and by $107,294,000 U.S. Treasury Note at 0.250% due 02/28/14 with a value of $107,381,807.	113,900,000	113,900,000

MIST-261

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Par Amount†	Value

Repurchase Agreements—(Continued)
Fixed Income Clearing Corp. Repurchase Agreement dated 09/28/12 at 0.010% to be repurchased at $11,354,009 on 10/01/12, collateralized by $945,000 Federal Home Loan Mortgage Corp. at 3.000% due 07/10/19 with a value of $970,988; and by $10,105,000 Federal National Mortgage Association at 2.750% due 04/16/19 with a value of $10,610,250.	11,354,000	$11,354,000
Goldman Sachs & Co. Repurchase Agreement dated 09/28/12 at 0.210% to be repurchased at $4,100,072 on 10/01/12, collateralized by $3,929,280 Federal Home Loan Mortgage Corp. at 4.500% due 02/01/41 with a value of $4,239,694.	4,100,000	4,100,000
JPMorgan Securities, Inc. Repurchase Agreement dated 09/28/12 at 0.280% to be repurchased at $7,600,177 on 10/01/12, collateralized by $7,765,000 Federal Home Loan Mortgage Corp. at 0.500% due 09/25/15 with a value of $7,765,324.	7,600,000	7,600,000
Repurchase Agreement dated 09/28/12 at 0.260% to be repurchased at $11,200,243 on 10/01/12, collateralized by $9,697,000 U.S. Treasury Note at 3.625% due 08/15/19 with a value of $11,463,277.	11,200,000	11,200,000
Morgan Stanley & Co., Inc. Repurchase Agreement dated 09/28/12 at 0.280% to be repurchased at $11,000,257 on 10/01/12, collateralized by $8,320,200 U.S. Treasury Bond at 4.375% due 11/15/39 with a value of $11,240,692.	11,000,000	11,000,000
Repurchase Agreement dated 09/28/12 at 0.290% to be repurchased at $5,500,133 on 10/01/12, collateralized by $5,607,000 Federal Home Loan Mortgage Corp. at 1.100% due 07/25/17 with a value of $5,616,111.	5,500,000	5,500,000

		176,754,000

Total Short-Term Investments (Cost $874,197,851)		877,078,035

Total Investments—124.5% (Cost $11,687,647,129#)		12,133,956,368
Other assets and liabilities (net)—(24.5)%		(2,385,542,039)

Net Assets—100.0%		$9,748,414,329

†	Par amount stated in U.S. dollars unless otherwise noted.
#	As of September 30, 2012, the aggregate cost of investments was $11,687,647,129. The aggregate unrealized appreciation and depreciation of investments were $515,450,449 and $(69,141,210), respectively, resulting in net unrealized appreciation of $446,309,239.
(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(b)	Variable or floating rate security. The stated rate represents the rate at September 30, 2012. Maturity date shown for callable securities reflects the earliest possible call date.
(c)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2012, the value of the securities pledged was $17,988,423.
(d)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of September 30, 2012, the market value of securities pledged was $67,413,627.
(e)	All or a portion of the security was pledged as collateral against open swap contracts. As of September 30, 2012, the market value of securities pledged was $8,923,157.
(f)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2012, the market value of restricted securities was $7,817,486, which is 0.1% of net assets. See details below.
(g)	Security is in default and/or issuer is in bankruptcy.
(h)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(i)	Interest only security.
(j)	The rate shown represents the discount rate at the time of purchase by the Portfolio.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2012, the market value of 144A securities was $884,058,102, which is 9.1% of net assets.
(AGM)—	Assured Guaranty Municipal Corporation
(AMBAC)—	American Municipal Bond Assurance Corporation.
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(DKK)—	Danish Krone
(EUR)—	Euro
(GBP)—	British Pound
(GO	OF AUTH)— General Obligation of Authority
(JPY)—	Japanese Yen
(MXN)—	Mexican Peso
(NATL-RE)—	National Reinsurance

MIST-262

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Restricted Securities	Acquisition Date	Par Amount	Cost	Value
Royal Bank of Scotland plc (The)	03/07/11	$7,763,000	$7,137,383	$7,817,486

Forward Sales Commitments
Securities Sold Short	Counterparty	Par Amount	Interest Rate	Maturity	Proceeds	Value
Fannie Mae 30 Yr. Pool	Credit Suisse International	(43,500,000)	6.000%	TBA	$(48,042,266)	$(48,033,527)
Fannie Mae 30 Yr. Pool	JPMorgan Chase Bank N.A.	(9,000,000)	6.000%	TBA	(9,945,000)	(9,937,971)

					$(57,987,266)	$(57,971,498)

Futures Contracts

The futures contracts outstanding as of September 30, 2012 were as follows:

Futures Contracts—Long	Exchange	Expiration Date	Number of Contracts	Contract Amount	Valuation as of September 30, 2012	Unrealized Appreciation
3-Month Euribor	NYSE Euronext Liffe	12/15/2014	132	$42,124,808	$42,160,683	$35,875
3-Month Euribor	NYSE Euronext Liffe	3/16/2015	6	1,913,125	1,914,853	1,728
90 Day EuroDollar Futures	Chicago Mercantile Exchange	12/15/2014	228	56,664,024	56,689,350	25,326
90 Day EuroDollar Futures	Chicago Mercantile Exchange	3/16/2015	2,622	649,577,640	651,567,000	1,989,360
90 Day EuroDollar Futures	Chicago Mercantile Exchange	6/15/2015	4,291	1,063,801,118	1,065,508,937	1,707,819
90 Day EuroDollar Futures	Chicago Mercantile Exchange	9/14/2015	242	59,668,469	60,034,150	365,681
U.S. Treasury Note 10 Year Futures	Chicago Board of Trade	12/19/2012	11,082	1,471,995,815	1,479,273,844	7,278,029

Net Unrealized Appreciation						$11,403,818

Futures Contracts—Short	Exchange	Expiration Date	Number of Contracts	Contract Amount	Valuation as of September 30, 2012	Unrealized Depreciation
German Euro Bund Futures	Eurex Deutschland	12/6/2012	(210)	$(38,048,793)	$(38,258,115)	$(209,322)

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts to buy:

Settlement Date	Counterparty	Contracts to Buy		Value at September 30, 2012	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
10/2/2012	Barclays Bank plc	16,129,430	BRL	$7,956,310	$7,900,000	$56,310
10/2/2012	Morgan Stanley & Co., Inc.	17,177,160	BRL	8,473,134	8,400,000	73,134
10/2/2012	Morgan Stanley & Co., Inc.	295,474,504	BRL	145,751,389	144,698,581	1,052,808
10/2/2012	UBS AG	7,347,600	BRL	3,624,417	3,600,000	24,417
10/2/2012	UBS AG	16,281,600	BRL	8,031,373	8,000,000	31,373
12/4/2012	Morgan Stanley & Co., Inc.	1,836,720	BRL	899,178	900,000	(822)
12/4/2012	Morgan Stanley & Co., Inc.	4,910,880	BRL	2,404,151	2,400,000	4,151
12/4/2012	Morgan Stanley & Co., Inc.	8,414,430	BRL	4,119,336	4,100,000	19,336
12/4/2012	UBS AG	1,837,620	BRL	899,618	900,000	(382)
12/4/2012	UBS AG	2,558,625	BRL	1,252,591	1,250,000	2,591
12/4/2012	UBS AG	2,562,375	BRL	1,254,426	1,250,000	4,426
12/4/2012	UBS AG	3,685,680	BRL	1,804,347	1,800,000	4,347
12/4/2012	UBS AG	4,700,740	BRL	2,301,276	2,300,000	1,276
12/20/2012	Barclays Bank plc	9,226,000	CAD	9,367,848	9,429,035	(61,187)
12/20/2012	Citibank N.A.	279,000	CAD	283,290	285,411	(2,121)
12/20/2012	UBS AG	259,000	CAD	262,982	266,373	(3,391)
2/1/2013	Citibank N.A.	100,000,000	CNY	15,760,828	15,745,552	15,276
11/21/2012	JPMorgan Chase Bank N.A.	1,378,000	DKK	237,751	239,006	(1,255)
10/2/2012	JPMorgan Chase Bank N.A.	127,000	EUR	163,201	164,060	(859)
12/17/2012	Citibank N.A.	15,277,000	EUR	19,647,643	19,640,861	6,782
12/12/2012	UBS AG	388,000	GBP	626,414	625,901	513
12/12/2012	UBS AG	654,000	GBP	1,055,863	1,060,696	(4,833)

MIST-263

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Forward foreign currency exchange contracts to buy:

Settlement Date	Counterparty	Contracts to Buy		Value at September 30, 2012	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
12/3/2012	Deutsche Bank AG	235,472	MXN	$18,182	$17,710	$472
12/3/2012	Goldman Sachs & Co.	56,909,600	MXN	4,394,224	4,400,000	(5,776)
12/3/2012	Goldman Sachs & Co.	65,304,075	MXN	5,042,396	5,050,000	(7,604)
12/3/2012	JPMorgan Chase Bank N.A.	378,351	MXN	29,214	27,935	1,279
12/3/2012	Morgan Stanley & Co., Inc.	271,049	MXN	20,929	20,474	455
12/3/2012	Morgan Stanley & Co., Inc.	30,513,180	MXN	2,356,048	2,300,000	56,048
12/3/2012	Morgan Stanley & Co., Inc.	77,642,972	MXN	5,995,133	5,853,000	142,133
12/3/2012	Morgan Stanley & Co., Inc.	95,541,400	MXN	7,377,145	7,400,000	(22,855)
12/3/2012	Morgan Stanley & Co., Inc.	95,604,300	MXN	7,382,001	7,400,000	(17,999)
12/3/2012	UBS AG	2,306,482	MXN	178,093	170,462	7,631
12/3/2012	UBS AG	6,648,350	MXN	513,346	500,000	13,346
12/3/2012	UBS AG	12,554,379	MXN	969,375	947,000	22,375
12/3/2012	UBS AG	56,865,160	MXN	4,390,793	4,400,000	(9,207)
12/3/2012	UBS AG	56,895,960	MXN	4,393,171	4,400,000	(6,829)
12/3/2012	UBS AG	76,800,220	MXN	5,930,061	5,950,000	(19,939)
12/3/2012	UBS AG	87,826,080	MXN	6,781,413	6,800,000	(18,587)
1/25/2013	Deutsche Bank AG	36,988	SGD	30,140	30,147	(7)

Net Unrealized Appreciation						$1,356,826

Forward foreign currency exchange contracts to sell:

Settlement Date	Counterparty	Contracts to Deliver		Value at September 30, 2012	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
10/2/2012	Barclays Bank plc	340,561,294	BRL	$167,991,759	$165,160,666	$(2,831,093)
10/2/2012	Morgan Stanley & Co., Inc.	9,789,600	BRL	4,829,005	4,745,092	(83,913)
10/2/2012	Morgan Stanley & Co., Inc.	2,059,400	BRL	1,015,859	1,000,000	(15,859)
12/4/2012	Morgan Stanley & Co., Inc.	295,474,504	BRL	144,651,356	143,371,587	(1,279,769)
12/20/2012	Citibank N.A.	91,723,000	CAD	93,133,223	94,698,913	1,565,690
12/20/2012	Deutsche Bank AG	137,585,000	CAD	139,700,343	141,031,095	1,330,752
12/20/2012	Deutsche Bank AG	45,861,000	CAD	46,566,104	46,933,429	367,325
2/1/2013	Barclays Bank plc	15,447,200	CNY	2,434,607	2,447,663	13,056
2/1/2013	Credit Suisse International	22,032,500	CNY	3,472,504	3,500,000	27,496
2/1/2013	UBS AG	34,098,300	CNY	5,374,174	5,400,000	25,826
2/1/2013	UBS AG	28,422,000	CNY	4,479,543	4,500,000	20,457
11/21/2012	Citibank N.A.	150,902,000	DKK	26,035,659	25,333,537	(702,122)
10/2/2012	JPMorgan Chase Bank N.A.	193,011	EUR	248,029	250,000	1,971
12/17/2012	BNP Paribas S.A.	12,935,000	EUR	16,635,613	16,877,756	242,143
12/17/2012	Barclays Bank plc	29,854,000	EUR	38,395,021	38,725,982	330,961
12/17/2012	Barclays Bank plc	10,985,000	EUR	14,127,732	14,238,526	110,794
12/17/2012	Barclays Bank plc	7,208,000	EUR	9,270,158	9,278,923	8,765
12/17/2012	Barclays Bank plc	6,131,000	EUR	7,885,036	7,757,370	(127,666)
12/17/2012	Barclays Bank plc	322,000	EUR	414,122	414,336	214
12/17/2012	Citibank N.A.	31,400,000	EUR	40,383,321	40,227,639	(155,682)
12/17/2012	Citibank N.A.	22,520,000	EUR	28,962,815	29,535,455	572,640
12/17/2012	Citibank N.A.	6,871,000	EUR	8,836,745	9,034,314	197,569
12/17/2012	Credit Suisse International	2,619,000	EUR	3,368,278	3,423,427	55,149
12/17/2012	JPMorgan Chase Bank N.A.	127,000	EUR	163,334	164,191	857
12/17/2012	UBS AG	62,801,000	EUR	80,767,927	80,336,609	(431,318)
12/17/2012	UBS AG	43,072,000	EUR	55,394,599	55,139,056	(255,543)
12/17/2012	UBS AG	1,090,000	EUR	1,401,841	1,395,374	(6,467)
12/17/2012	Westpac Banking Corp.	28,881,000	EUR	37,143,652	37,179,522	35,870
1/31/2013	UBS AG	32,800,000	EUR	42,205,907	40,267,576	(1,938,331)
6/21/2013	BNP Paribas S.A.	3,834,679	EUR	4,941,957	5,047,780	105,823

MIST-264

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Forward foreign currency exchange contracts to sell:

Settlement Date	Counterparty	Contracts to Deliver		Value at September 30, 2012	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
8/1/2013	Deutsche Bank AG	112,400,000	EUR	$144,920,337	$141,565,552	$(3,354,785)
9/4/2013	UBS AG	21,100,000	EUR	27,214,778	26,636,007	(578,771)
9/20/2013	UBS AG	2,914,968	EUR	3,760,375	3,828,738	68,363
4/1/2014	BNP Paribas S.A.	200,000	EUR	258,539	252,678	(5,861)
4/1/2014	Citibank N.A.	1,000,000	EUR	1,292,694	1,267,350	(25,344)
6/2/2014	BNP Paribas S.A.	300,000	EUR	388,066	379,359	(8,707)
6/2/2014	Credit Suisse International	1,600,000	EUR	2,069,686	2,028,800	(40,886)
7/1/2014	BNP Paribas S.A.	200,000	EUR	258,791	253,000	(5,791)
8/1/2014	BNP Paribas S.A.	200,000	EUR	258,878	253,120	(5,758)
12/12/2012	BNP Paribas S.A.	36,035,000	GBP	58,177,402	57,299,506	(877,896)
12/12/2012	Barclays Bank plc	5,287,000	GBP	8,535,699	8,558,992	23,293
10/9/2012	UBS AG	3,100,000,000	JPY	39,725,501	39,388,838	(336,663)
10/15/2012	UBS AG	21,000,000,000	JPY	269,121,479	268,720,889	(400,590)
10/22/2012	BNP Paribas S.A.	5,000,000,000	JPY	64,080,223	63,719,268	(360,955)
10/22/2012	Credit Suisse International	6,000,000,000	JPY	76,896,268	76,592,159	(304,109)
10/29/2012	Citibank N.A.	965,120,000	JPY	12,369,732	12,365,328	(4,404)
10/29/2012	Credit Suisse International	965,120,000	JPY	12,369,731	12,366,991	(2,740)
10/29/2012	UBS AG	789,760,000	JPY	10,122,181	10,122,559	378
11/5/2012	Credit Suisse International	730,000,000	JPY	9,356,779	9,341,346	(15,433)
11/5/2012	JPMorgan Chase Bank N.A.	12,400,000,000	JPY	158,937,066	157,723,490	(1,213,576)
12/10/2012	Barclays Bank plc	2,224,908,000	JPY	28,527,133	28,396,495	(130,638)
12/10/2012	UBS AG	928,424,000	JPY	11,903,987	11,848,264	(55,723)
12/3/2012	JPMorgan Chase Bank N.A.	181,510,573	MXN	14,015,178	13,308,202	(706,976)
10/22/2012	JPMorgan Chase Bank N.A.	2,987	SGD	2,434	2,378	(56)

Net Unrealized Depreciation						$(11,158,033)

(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(CNY)—	Chinese Yuan
(DKK)—	Danish Krone
(EUR)—	Euro
(GBP)—	British Pound
(JPY)—	Japanese Yen
(MXN)—	Mexican Peso
(SGD)—	Singapore Dollar

Options Written

Options written as of September 30, 2012 were as follows:

Inflation Floor

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value	Unrealized Appreciation
Floor - OTC CPURNSA Index	Deutsche Bank AG	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	3/10/2020	$(5,800,000)	$(43,500)	$(12,225)	$31,275
Floor - OTC CPURNSA Index	Citibank N.A.	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	3/12/2020	(16,200,000)	(137,080)	(22,894)	114,186
Floor - OTC CPURNSA Index	Citibank N.A.	216.687	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	4/7/2020	(38,800,000)	(346,040)	(56,853)	289,187
Floor - OTC CPURNSA Index	Citibank N.A.	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	9/29/2020	(17,500,000)	(225,750)	(23,151)	202,599

MIST-265

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value	Unrealized Appreciation
Floor - OTC CPURNSA Index	Deutsche Bank AG	218.011	Maximum of ((Final Reference Index/Initial Ref Index) - 1) or 0	10/13/2020	$(18,000,000)	$(176,400)	$(41,022)	$135,378

Totals						$(928,770)	$(156,145)	$772,625

CPURNSA—Consumer Price All Urban Non-Seasonally Adjusted

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value	Unrealized Appreciation/ (Depreciation)
Put - OTC - 5-Year Interest Rate Swap	Credit Suisse International	3-Month USD-LIBOR	Pay	1.200%	10/11/2012	$	(25,300,000)	$(20,873)	$(3)	$20,870
Put - OTC - 7-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD-LIBOR	Pay	1.600%	10/11/2012		(47,400,000)	(137,459)	(161)	137,298
Put - OTC - 7-Year Interest Rate Swap	Goldman Sachs Bank USA	3-Month USD-LIBOR	Pay	1.600%	10/11/2012		(48,800,000)	(89,670)	(166)	89,504
Put - OTC - 7-Year Interest Rate Swap	Credit Suisse International	3-Month USD-LIBOR	Pay	1.600%	10/11/2012		(51,700,000)	(214,555)	(176)	214,379
Put - OTC - 2-Year Interest Rate Swap	Citibank N.A.	3-Month USD-LIBOR	Pay	0.915%	11/14/2012		(51,000,000)	(229,500)	(377)	229,123
Put - OTC - 1-Year Interest Rate Swap	Goldman Sachs Bank USA	3-Month USD-LIBOR	Pay	1.000%	11/19/2012		(139,600,000)	(796,458)	(419)	796,039
Put - OTC - 2-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD-LIBOR	Pay	0.915%	11/14/2012		(353,800,000)	(982,198)	(2,618)	979,580
Put - OTC - 5-Year Interest Rate Swap	Citibank N.A.	3-Month USD-LIBOR	Pay	0.900%	10/11/2012		(22,800,000)	(80,085)	(3,194)	76,891
Put - OTC - 5-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD-LIBOR	Pay	0.900%	10/11/2012		(47,100,000)	(162,495)	(6,599)	155,896
Put - OTC - 5-Year Interest Rate Swap	Citibank N.A.	3-Month USD-LIBOR	Pay	0.850%	10/11/2012		(21,200,000)	(68,900)	(8,912)	59,988
Put - OTC - 5-Year Interest Rate Swap	Goldman Sachs Bank USA	3-Month USD-LIBOR	Pay	0.850%	10/11/2012		(22,000,000)	(71,500)	(9,249)	62,251
Put - OTC - 5-Year Interest Rate Swap	Deutsche Bank AG	3-Month USD-LIBOR	Pay	2.000%	3/18/2013		(52,900,000)	(497,020)	(11,929)	485,091
Put - OTC - 5-Year Interest Rate Swap	UBS AG	3-Month USD-LIBOR	Pay	0.850%	10/11/2012		(32,500,000)	(100,750)	(13,663)	87,087
Call - OTC - 5-Year Interest Rate Swap	Credit Suisse International	6-Month EUR-LIBOR	Receive	0.900%	1/21/2013		(3,900,000)	(16,617)	(14,587)	2,030
Put - OTC - 5-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	3-Month USD-LIBOR	Pay	0.850%	10/11/2012		(49,600,000)	(151,280)	(20,852)	130,428
Put - OTC - 5-Year Interest Rate Swap	Credit Suisse International	6-Month EUR-LIBOR	Pay	1.100%	1/21/2013		(3,900,000)	(25,555)	(26,389)	(834)
Put - OTC - 5-Year Interest Rate Swap	Credit Suisse International	3-Month USD-LIBOR	Pay	1.400%	3/18/2013		(20,900,000)	(403,370)	(28,409)	374,961
Put - OTC - 2-Year Interest Rate Swap	Deutsche Bank AG	3-Month USD-LIBOR	Pay	1.200%	7/11/2013		(104,900,000)	(740,358)	(33,169)	707,189
Put - OTC - 7-Year Interest Rate Swap	Deutsche Bank AG	3-Month USD-LIBOR	Pay	1.550%	11/19/2012		(40,600,000)	(95,410)	(41,075)	54,335
Put - OTC - 5-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD-LIBOR	Pay	1.400%	3/18/2013		(31,300,000)	(607,220)	(42,546)	564,674
Call - OTC - 5-Year Interest Rate Swap	Citibank N.A.	6-Month EUR-LIBOR	Receive	0.900%	1/21/2013		(13,800,000)	(60,056)	(51,616)	8,440
Call - OTC - 5-Year Interest Rate Swap	Citibank N.A.	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		(21,200,000)	(68,900)	(80,204)	(11,304)
Put - OTC - 5-Year Interest Rate Swap	Goldman Sachs Bank USA	3-Month USD-LIBOR	Pay	1.400%	3/18/2013		(59,300,000)	(164,215)	(80,606)	83,609
Call - OTC - 5-Year Interest Rate Swap	Goldman Sachs Bank USA	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		(22,000,000)	(71,500)	(83,230)	(11,730)

MIST-266

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Interest Rate Swaptions—(Continued)

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value	Unrealized Appreciation/ (Depreciation)
Put - OTC - 5-Year Interest Rate Swap	Citibank N.A.	6-Month EUR-LIBOR	Pay	1.100%	1/21/2013	$	(13,800,000)	$(87,691)	$(93,375)	$(5,684)
Call - OTC - 5-Year Interest Rate Swap	Credit Suisse International	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		(25,300,000)	(34,155)	(95,715)	(61,560)
Call - OTC - 5-Year Interest Rate Swap	UBS AG	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		(32,500,000)	(100,750)	(122,954)	(22,204)
Call - OTC - 7-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD-LIBOR	Receive	1.200%	10/11/2012		(47,400,000)	(82,950)	(126,553)	(43,603)
Call - OTC - 7-Year Interest Rate Swap	Deutsche Bank AG	3-Month USD-LIBOR	Receive	1.150%	11/19/2012		(40,600,000)	(64,960)	(127,906)	(62,946)
Call - OTC - 7-Year Interest Rate Swap	Goldman Sachs Bank USA	3-Month USD-LIBOR	Receive	1.200%	10/11/2012		(48,800,000)	(89,670)	(130,291)	(40,621)
Call - OTC - 5-Year Interest Rate Swap	Citibank N.A.	3-Month USD-LIBOR	Receive	0.900%	10/11/2012		(22,800,000)	(80,085)	(136,390)	(56,305)
Call - OTC - 5-Year Interest Rate Swap	Goldman Sachs Bank USA	3-Month USD-LIBOR	Receive	0.750%	3/18/2013		(59,300,000)	(95,792)	(136,532)	(40,740)
Call - OTC - 7-Year Interest Rate Swap	Credit Suisse International	3-Month USD-LIBOR	Receive	1.200%	10/11/2012		(51,700,000)	(46,530)	(138,034)	(91,504)
Call - OTC - 5-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		(49,600,000)	(151,280)	(187,647)	(36,367)
Call - OTC - 5-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD-LIBOR	Receive	0.900%	10/11/2012		(47,100,000)	(162,495)	(281,752)	(119,257)
Put - OTC - 5-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD-LIBOR	Pay	1.200%	3/18/2013		(164,800,000)	(883,592)	(413,879)	469,713
Call - OTC - 5-Year Interest Rate Swap	Credit Suisse International	3-Month USD-LIBOR	Receive	1.400%	3/18/2013		(20,900,000)	(194,370)	(524,260)	(329,890)
Call - OTC - 5-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD-LIBOR	Receive	1.400%	3/18/2013		(31,300,000)	(292,655)	(785,135)	(492,480)

Totals								$(8,222,919)	$(3,860,572)	$4,362,347

Swap Agreements

Open OTC interest rate swap agreements as of September 30, 2012 were as follows:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation
Pay	MXN TIIE	5.600%	9/6/2016	Barclays Capital, Inc.	313,000,000	MXN	$408,428	$145,041	$263,387
Pay	MXN TIIE	5.600%	9/6/2016	Morgan Stanley Capital Services, Inc.	37,200,000	MXN	48,542	7,444	41,098
Pay	MXN TIIE	5.500%	9/13/2017	Barclays Capital, Inc.	296,000,000	MXN	260,141	(179,911)	440,052
Pay	MXN TIIE	5.500%	9/13/2017	Morgan Stanley Capital Services, Inc.	136,000,000	MXN	119,524	(63,908)	183,432
Pay	MXN TIIE	6.350%	6/2/2021	Morgan Stanley Capital Services, Inc.	30,900,000	MXN	106,974	7,317	99,657

Totals							$943,609	$(84,017)	$1,027,626

Open centrally cleared interest rate swap agreements at September 30, 2012 were as follows:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	1.500%	3/18/2016	(177,800,000)	USD	$1,347,838
Receive	3-Month USD-LIBOR	4.250%	6/15/2041	(311,700,000)	USD	(19,380,692)
Receive	3-Month USD-LIBOR	4.250%	6/15/2041	(24,200,000)	USD	(1,504,693)
Receive	3-Month USD-LIBOR	2.750%	6/20/2042	(57,800,000)	USD	(3,575,858)
Receive	3-Month USD-LIBOR	2.750%	6/20/2042	(38,900,000)	USD	(2,406,589)

MIST-267

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Receive	3-Month USD-LIBOR	2.500%	12/19/2042	(7,600,000)	USD	$173,326
Receive	3-Month USD-LIBOR	2.500%	12/19/2042	(4,800,000)	USD	109,469

Total						$(25,237,199)

Open centrally cleared credit default swap agreements at September 30, 2012 were as follows:

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at September 30, 2012(b)	Notional Amount(c)		Market Value	Upfront Premium Paid	Unrealized Depreciation
Markit CDX Investment Grade, Series 18	1.000%	6/20/2017	0.905%	1,950,000	USD	$(8,467)	$9,822	$(18,289)
Markit CDX Investment Grade, Series 18	1.000%	6/20/2017	0.905%	121,000,000	USD	(525,369)	609,518	(1,134,887)
Markit CDX Investment Grade, Series 18	1.000%	6/20/2017	0.905%	508,600,000	USD	(2,208,285)	2,561,991	(4,770,276)

Totals						$(2,742,121)	$3,181,331	$(5,923,452)

Open credit default swap agreements at September 30, 2012 were as follows:

OTC Credit Default Swaps on corporate issues—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2012(b)	Notional Amount(c)		Market Value	Upfront Premium Paid	Unrealized Appreciation/ (Depreciation)
CNA Financial Corp. 5.850%, due 12/15/2014	(0.630%)	12/20/2014	Bank of America N.A.	0.648%	5,000,000	USD	$1,991	$—	$1,991
Con-way, Inc. 7.250%, due 1/15/2018	(1.834%)	3/20/2018	Bank of America N.A.	2.703%	10,000,000	USD	434,290	—	434,290
Limited Brands, Inc. 6.900%, due 7/15/2017	(3.113%)	9/20/2017	Morgan Stanley Capital Services, Inc.	1.973%	5,000,000	USD	(268,957)	—	(268,957)
Pearson Dollar Finance plc 5.700%, due 6/1/2014	(0.830%)	6/20/2014	JPMorgan Chase Bank N.A.	0.268%	5,000,000	USD	(48,879)	—	(48,879)
Pearson Dollar Finance plc 5.700%, due 6/1/2014	(0.760%)	6/20/2014	Morgan Stanley Capital Services, Inc.	0.268%	8,500,000	USD	(72,747)	—	(72,747)
Rohm & Haas Co. 6.000%, due 9/15/2017	(0.423%)	9/20/2017	Bank of America N.A.	0.409%	8,500,000	USD	(5,942)	—	(5,942)

Totals							$39,756	$—	$39,756

OTC Credit Default Swaps on corporate and sovereign issues—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2012(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Ally Financial, Inc. 8.300%, due 2/12/2015	5.000%	12/20/2016	Deutsche Bank AG	3.188%	7,600,000	USD	$527,445	$(202,297)	$729,742
American International Group, Inc. 6.250%, due 5/1/2036	1.000%	12/20/2020	Goldman Sachs International	1.671%	2,700,000	USD	(130,248)	(580,817)	450,569
American International Group, Inc. 6.250%, due 5/1/2036	1.000%	12/20/2020	UBS AG	1.671%	100,000	USD	(4,824)	(22,065)	17,241
ArcelorMittal 6.125% due 6/1/2018	1.000%	6/20/2016	Credit Suisse International	4.674%	4,400,000	USD	(542,359)	(221,992)	(320,367)
Berkshire Hathaway Finance Corp. 4.625%, due 10/15/2013	1.000%	3/20/2015	Goldman Sachs International	0.771%	3,100,000	USD	17,529	(54,777)	72,306

MIST-268

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

OTC Credit Default Swaps on corporate and sovereign issues—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2012(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Berkshire Hathaway Finance Corp. 4.625%, due 10/15/2013	1.000%	3/20/2016	Citibank N.A.	0.939%	900,000	USD	$1,880	$(10,165)	$12,045
Berkshire Hathaway Finance Corp. 2.240%, due 12/15/2015	1.000%	6/20/2017	Barclays Capital, Inc.	1.139%	3,500,000	USD	(22,244)	(89,947)	67,703
Berkshire Hathaway Finance Corp. 2.240%, due 12/15/2015	1.000%	6/20/2017	Credit Suisse International	1.139%	7,500,000	USD	(47,667)	(185,888)	138,221
Brazilian Government International Bond 12.250%, due 3/6/2030	1.000%	12/20/2012	Barclays Capital, Inc.	0.272%	4,700,000	USD	7,880	7,188	692
Brazilian Government International Bond 12.250%, due 3/6/2030	1.000%	6/20/2015	Citibank N.A.	0.662%	11,700,000	USD	107,695	(327,293)	434,988
Brazilian Government International Bond 12.250%, due 3/6/2030	1.000%	6/20/2015	Deutsche Bank AG	0.662%	6,100,000	USD	56,149	(66,949)	123,098
Brazilian Government International Bond 12.250%, due 3/6/2030	1.000%	6/20/2015	JPMorgan Chase Bank N.A.	0.662%	12,700,000	USD	116,900	(139,386)	256,286
Brazilian Government International Bond 12.250%, due 3/6/2030	1.000%	9/20/2015	Citibank N.A.	0.704%	1,200,000	USD	10,563	(18,832)	29,395
Brazilian Government International Bond 12.250%, due 3/6/2030	1.000%	9/20/2015	JPMorgan Chase Bank N.A.	0.704%	4,100,000	USD	36,090	(41,229)	77,319
Brazilian Government International Bond 12.250%, due 3/6/2030	1.000%	9/20/2015	UBS AG	0.704%	1,600,000	USD	14,084	(15,139)	29,223
Brazilian Government International Bond 12.250%, due 3/6/2030	1.000%	12/20/2015	Morgan Stanley Capital Services, Inc.	0.738%	37,100,000	USD	311,880	(214,047)	525,927
Brazilian Government International Bond 12.250%, due 3/6/2030	1.000%	3/20/2016	Citibank N.A.	0.791%	14,800,000	USD	106,906	(280,796)	387,702
Brazilian Government International Bond 12.250%, due 3/6/2030	1.000%	3/20/2016	Deutsche Bank AG	0.791%	25,000,000	USD	180,584	(146,458)	327,042
Brazilian Government International Bond 12.250%, due 3/6/2030	1.000%	3/20/2016	Morgan Stanley Capital Services, Inc.	0.791%	25,000,000	USD	180,584	(146,458)	327,042
Brazilian Government International Bond 12.250% due 3/6/2030	1.000%	6/20/2016	Citibank N.A.	0.837%	19,300,000	USD	116,484	(65,160)	181,644
Brazilian Government International Bond 12.250%, due 3/6/2030	1.000%	6/20/2016	Deutsche Bank AG	0.837%	11,000,000	USD	66,390	(36,869)	103,259
Brazilian Government International Bond 12.250%, due 3/6/2030	1.000%	9/20/2016	JPMorgan Chase Bank N.A.	0.876%	5,900,000	USD	28,655	(34,458)	63,113
Brazilian Government International Bond 12.250%, due 3/6/2030	1.000%	12/20/2016	Barclays Capital, Inc.	0.911%	31,100,000	USD	115,052	(783,302)	898,354
Brazilian Government International Bond 12.250%, due 3/6/2030	1.000%	9/20/2021	Barclays Capital, Inc.	1.446%	5,000,000	USD	(181,292)	(295,327)	114,035

MIST-269

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

OTC Credit Default Swaps on corporate and sovereign issues—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2012(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Caterpillar, Inc. 5.700%, due 8/15/2016	1.000%	6/20/2013	Morgan Stanley Capital Services, Inc.	0.162%	18,000,000	USD	$110,720	$107,606	$3,114
China Government International Bond 4.750%, due 10/29/2013	1.000%	3/20/2015	Deutsche Bank AG	0.354%	15,000,000	USD	240,436	85,576	154,860
China Government International Bond 4.750%, due 10/29/2013	1.000%	3/20/2016	BNP Paribas S.A.	0.509%	600,000	USD	10,198	7,258	2,940
China Government International Bond 4.750%, due 10/29/2013	1.000%	3/20/2016	Barclays Capital, Inc.	0.509%	1,200,000	USD	20,395	14,340	6,055
China Government International Bond 4.750% due 10/29/2013	1.000%	6/20/2016	Citibank N.A.	0.564%	13,400,000	USD	216,658	141,012	75,646
China Government International Bond 4.750% due 10/29/2013	1.000%	6/20/2016	Deutsche Bank AG	0.564%	3,600,000	USD	58,207	34,343	23,864
China Government International Bond 4.750% due 10/29/2013	1.000%	6/20/2016	JPMorgan Chase Bank N.A.	0.564%	11,700,000	USD	189,172	125,946	63,226
China Government International Bond 4.750% due 10/29/2013	1.000%	9/20/2016	Deutsche Bank AG	0.611%	2,200,000	USD	33,765	12,154	21,611
China Government International Bond 4.750%, due 10/29/2013	1.000%	9/20/2016	Goldman Sachs International	0.611%	800,000	USD	12,278	4,287	7,991
China Government International Bond 4.750% due 10/29/2013	1.000%	9/20/2016	JPMorgan Chase Bank N.A.	0.611%	6,400,000	USD	98,227	38,707	59,520
China Government International Bond 4.750% due 10/29/2013	1.000%	9/20/2016	Morgan Stanley Capital Services, Inc.	0.611%	2,400,000	USD	36,835	12,238	24,597
China Government International Bond 4.750% due 10/29/2013	1.000%	9/20/2016	UBS AG	0.611%	700,000	USD	10,744	3,634	7,110
China Government International Bond 4.750% due 10/29/2013	1.000%	6/20/2017	JPMorgan Chase Bank N.A.	0.777%	20,200,000	USD	209,057	(98,086)	307,143
China Government International Bond 4.750% due 10/29/2013	1.000%	9/20/2017	Goldman Sachs International	0.830%	2,300,000	USD	19,015	(15,847)	34,862
China Government International Bond 4.750% due 10/29/2013	1.000%	9/20/2017	JPMorgan Chase Bank N.A.	0.830%	7,400,000	USD	61,180	(47,365)	108,545
China Government International Bond 4.750% due 10/29/2013	1.000%	9/20/2017	UBS AG	0.830%	600,000	USD	4,961	(3,840)	8,801
General Electric Capital Corp. 5.625%, due 9/15/2017	6.950%	3/20/2013	Citibank N.A.	0.286%	375,000	USD	11,981	—	11,981
General Electric Capital Corp. 5.625%, due 9/15/2017	4.200%	12/20/2013	Citibank N.A.	0.412%	21,900,000	USD	1,026,316	—	1,026,316
General Electric Capital Corp. 5.625%, due 9/15/2017	4.000%	12/20/2013	Citibank N.A.	0.412%	20,800,000	USD	923,304	—	923,304
General Electric Capital Corp. 5.625%, due 9/15/2017	4.850%	12/20/2013	Citibank N.A.	0.412%	9,100,000	USD	499,632	—	499,632
General Electric Capital Corp. 5.625%, due 9/15/2017	4.325%	12/20/2013	Citibank N.A.	0.412%	10,200,000	USD	493,783	—	493,783

MIST-270

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

OTC Credit Default Swaps on corporate and sovereign issues—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2012(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
General Electric Capital Corp. 5.625%, due 9/15/2017	4.875%	12/20/2013	Citibank N.A.	0.412%	3,100,000	USD	$171,163	$—	$171,163
General Electric Capital Corp. 5.625%, due 9/15/2017	4.000%	12/20/2013	Citibank N.A.	0.412%	3,600,000	USD	159,803	—	159,803
General Electric Capital Corp. 5.625%, due 9/15/2017	1.000%	12/20/2015	Morgan Stanley Capital Services, Inc.	1.000%	13,500,000	USD	147	(264,491)	264,638
Government of France 4.250%, due 4/25/2019	0.250%	9/20/2015	UBS AG	0.554%	1,400,000	USD	(12,653)	(37,101)	24,448
Government of France 4.250%, due 4/25/2019	0.250%	3/20/2016	Deutsche Bank AG	0.687%	7,200,000	USD	(108,676)	(291,432)	182,756
Government of France 4.250%, due 4/25/2019	0.250%	3/20/2016	Morgan Stanley Capital Services, Inc.	0.687%	1,600,000	USD	(24,150)	(54,485)	30,335
Government of France 4.250%, due 4/25/2019	0.250%	3/20/2016	UBS AG	0.687%	2,500,000	USD	(37,735)	(101,149)	63,414
Government of France 4.250% due 4/25/2019	0.250%	6/20/2016	Goldman Sachs International	0.766%	26,100,000	USD	(497,417)	(681,657)	184,240
Government of France 4.250%, due 4/25/2019	0.250%	9/20/2016	Barclays Capital, Inc.	0.835%	2,900,000	USD	(66,640)	(177,319)	110,679
Government of France 4.250%, due 4/25/2019	0.250%	9/20/2016	Deutsche Bank AG	0.835%	24,400,000	USD	(560,699)	(1,906,816)	1,346,117
Government of France 4.250%, due 4/25/2019	0.250%	9/20/2016	Goldman Sachs International	0.835%	3,700,000	USD	(85,024)	(187,727)	102,703
Government of France 4.250%, due 4/25/2019	0.250%	9/20/2016	Morgan Stanley Capital Services, Inc.	0.835%	3,600,000	USD	(82,726)	(169,989)	87,263
Government of France 4.250%, due 4/25/2019	0.250%	9/20/2016	UBS AG	0.835%	600,000	USD	(13,788)	(31,822)	18,034
Government of France 4.250%, due 4/25/2019	0.250%	12/20/2016	Goldman Sachs International	0.894%	15,200,000	USD	(407,595)	(1,136,275)	728,680
Government of South Korea 4.875% due 9/22/2014	1.000%	6/20/2016	Deutsche Bank AG	0.556%	3,100,000	USD	51,030	1,476	49,554
Government of South Korea 4.875% due 9/22/2014	1.000%	6/20/2016	Deutsche Bank AG	0.556%	2,000,000	USD	32,922	1,429	31,493
Government of South Korea 4.875%, due 9/22/2014	1.000%	9/20/2016	UBS AG	0.600%	8,100,000	USD	127,996	—	127,996
Government of South Korea 4.875% due 9/22/2014	1.000%	6/20/2017	UBS AG	0.755%	10,700,000	USD	121,806	(93,206)	215,012
Government of South Korea 4.875% due 9/22/2014	1.000%	9/20/2017	BNP Paribas S.A.	0.805%	1,600,000	USD	15,217	(12,588)	27,805
Government of South Korea 4.875% due 9/22/2014	1.000%	9/20/2017	Morgan Stanley Capital Services, Inc.	0.805%	4,600,000	USD	43,748	(33,699)	77,447
Government of South Korea 4.875% due 9/22/2014	1.000%	9/20/2017	UBS AG	0.805%	1,500,000	USD	14,266	(11,069)	25,335
Japanese Government Bond 2.000%, due 3/21/2022	1.000%	12/20/2015	Goldman Sachs International	0.459%	6,700,000	USD	116,818	163,889	(47,071)
Japanese Government Bond 2.000%, due 3/21/2022	1.000%	3/20/2016	JPMorgan Chase Bank N.A.	0.519%	4,300,000	USD	71,625	37,798	33,827
Japanese Government Bond 2.000%, due 3/21/2022	1.000%	3/20/2017	Deutsche Bank AG	0.715%	6,100,000	USD	76,913	(43,740)	120,653
Japanese Government Bond 2.000%, due 3/21/2022	1.000%	3/20/2017	Goldman Sachs International	0.715%	32,600,000	USD	411,041	(234,039)	645,080
Japanese Government Bond 2.000%, due 3/21/2022	1.000%	3/20/2017	Goldman Sachs International	0.715%	18,400,000	USD	231,998	(153,964)	385,962
Japanese Government Bond 2.000%, due 3/21/2022	1.000%	3/20/2017	Morgan Stanley Capital Services, Inc.	0.715%	6,100,000	USD	76,913	(40,840)	117,753
Japanese Government Bond 2.000%, due 3/21/2022	1.000%	6/20/2017	Goldman Sachs International	0.767%	10,000,000	USD	108,585	(29,747)	138,332

MIST-271

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

OTC Credit Default Swaps on corporate and sovereign issues—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2012(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Japanese Government Bond 2.000%, due 3/21/2022	1.000%	6/20/2017	Goldman Sachs International	0.767%	1,100,000	USD	$11,944	$(3,271)	$15,215
Japanese Government Bond 2.000%, due 3/21/2022	1.000%	6/20/2017	Morgan Stanley Capital Services, Inc.	0.767%	5,600,000	USD	60,807	(15,268)	76,075
Japanese Government Bond 2.000%, due 3/21/2022	1.000%	6/20/2017	UBS AG	0.767%	10,000,000	USD	108,585	(29,747)	138,332
Limited Brands, Inc. 6.900%, due 7/15/2017	1.000%	9/20/2017	Bank of America N.A.	1.973%	10,000,000	USD	(149,725)	—	(149,725)
Mexico Government International Bond 7.500%, due 4/8/2033	1.000%	3/20/2015	Citibank N.A.	0.512%	4,300,000	USD	52,033	(98,727)	150,760
Mexico Government International Bond 7.500%, due 4/8/2033	1.000%	3/20/2015	Deutsche Bank AG	0.512%	6,400,000	USD	77,445	(146,943)	224,388
Mexico Government International Bond 7.500%, due 4/8/2033	1.000%	9/20/2015	Citibank N.A.	0.601%	1,900,000	USD	22,576	(28,651)	51,227
Mexico Government International Bond 7.500%, due 4/8/2033	1.000%	9/20/2015	UBS AG	0.601%	600,000	USD	7,129	(8,488)	15,617
Mexico Government International Bond 7.500%, due 4/8/2033	1.000%	3/20/2016	Barclays Capital, Inc.	0.689%	31,800,000	USD	342,040	(244,359)	586,399
Mexico Government International Bond 5.950%, due 3/19/2019	1.000%	3/20/2016	Citibank N.A.	0.689%	7,200,000	USD	77,443	(130,608)	208,051
Mexico Government International Bond 7.500%, due 4/8/2033	1.000%	3/20/2016	Deutsche Bank AG	0.689%	20,600,000	USD	221,573	(151,130)	372,703
Mexico Government International Bond 7.500%, due 4/8/2033	1.000%	6/20/2016	Citibank N.A.	0.737%	10,000,000	USD	97,334	(21,564)	118,898
Mexico Government International Bond 7.500%, due 4/8/2033	1.000%	9/20/2016	Goldman Sachs International	0.779%	4,600,000	USD	40,105	(21,933)	62,038
Mexico Government International Bond 7.500%, due 4/8/2033	1.000%	9/20/2016	Morgan Stanley Capital Services, Inc.	0.779%	9,400,000	USD	81,954	(40,540)	122,494
Mexico Government International Bond 7.500%, due 4/8/2033	1.000%	9/20/2016	UBS AG	0.779%	4,100,000	USD	35,746	(17,990)	53,736
Mexico Government International Bond 5.950% due 3/19/2019	1.000%	6/20/2017	BNP Paribas S.A.	0.926%	9,800,000	USD	33,482	(43,242)	76,724
Mexico Government International Bond 5.950% due 3/19/2019	1.000%	6/20/2017	Barclays Capital, Inc.	0.926%	4,100,000	USD	14,008	(72,134)	86,142
Mexico Government International Bond 5.950% due 3/19/2019	1.000%	6/20/2017	Credit Suisse International	0.926%	1,500,000	USD	5,125	(14,842)	19,967
Mexico Government International Bond 5.950% due 3/19/2019	1.000%	6/20/2017	Deutsche Bank AG	0.926%	1,400,000	USD	4,783	(14,058)	18,841
Mexico Government International Bond 5.950% due 3/19/2019	1.000%	6/20/2017	Goldman Sachs International	0.926%	25,700,000	USD	87,805	(214,395)	302,200

MIST-272

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

OTC Credit Default Swaps on corporate and sovereign issues—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2012(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Mexico Government International Bond 7.500%, due 4/8/2033	1.000%	3/20/2021	Barclays Capital, Inc.	1.324%	24,600,000	USD	$(620,614)	$(1,177,460)	$556,846
Republic of Deutschland 6.000%, due 6/20/2016	0.250%	12/20/2016	Citibank N.A.	0.376%	4,800,000	USD	(25,435)	(190,069)	164,634
Republic of Deutschland 6.000%, due 6/20/2016	0.250%	12/20/2016	Goldman Sachs International	0.376%	9,600,000	USD	(50,870)	(377,857)	326,987
Republic of Deutschland 6.000%, due 6/20/2016	0.250%	6/20/2017	Citibank N.A.	0.465%	34,400,000	USD	(345,969)	(996,417)	650,448
Republic of Indonesia 6.750%, due 3/10/2014	1.000%	9/20/2015	Citibank N.A.	0.765%	1,400,000	USD	9,717	(31,728)	41,445
Republic of Indonesia 7.250% due 4/20/2015	1.000%	6/20/2016	Barclays Capital, Inc.	0.988%	5,600,000	USD	2,435	(89,360)	91,795
Republic of Indonesia 7.250% due 4/20/2015	1.000%	6/20/2016	Barclays Capital, Inc.	0.988%	5,000,000	USD	2,174	(78,629)	80,803
Republic of Indonesia 6.750% due 3/10/2014	1.000%	6/20/2016	Citibank N.A.	0.988%	4,200,000	USD	1,826	(77,852)	79,678
Republic of Indonesia 6.750% due 3/10/2014	1.000%	6/20/2016	Citibank N.A.	0.988%	1,700,000	USD	739	(32,306)	33,045
Republic of Indonesia 7.250%, due 4/20/2015	1.000%	9/20/2016	Morgan Stanley Capital Services, Inc.	1.063%	5,900,000	USD	(14,568)	(87,543)	72,975
Republic of Indonesia 7.250%, due 4/20/2015	1.000%	9/20/2016	UBS AG	1.063%	2,600,000	USD	(6,420)	(41,034)	34,614
Republic of Indonesia 7.250% due 4/20/2015	1.000%	6/20/2021	Citibank N.A.	2.035%	3,400,000	USD	(267,395)	(243,711)	(23,684)
Republic of Indonesia 6.750% due 3/10/2014	1.000%	6/20/2021	UBS AG	2.035%	1,700,000	USD	(133,698)	(124,288)	(9,410)
Republic of Kazakhstan	1.000%	3/20/2016	Citibank N.A.	1.318%	1,200,000	USD	(13,074)	(34,632)	21,558
Russian Federation 7.500%, due 3/31/2030	1.000%	12/20/2012	Barclays Capital, Inc.	0.345%	13,000,000	USD	19,607	(179,815)	199,422
Russian Federation 7.500%, due 3/31/2030	1.000%	12/20/2012	Citibank N.A.	0.345%	12,000,000	USD	18,099	(165,983)	184,082
Russian Federation 7.500%, due 3/31/2030	1.000%	6/20/2017	Goldman Sachs International	1.395%	800,000	USD	(14,490)	(55,204)	40,714
U.S. Treasury Note 4.875%, due 8/15/2016	0.250%	9/20/2015	UBS AG	0.156%	31,800,000	EUR	115,476	(477,132)	592,608
U.S. Treasury Note 4.875%, due 8/15/2016	0.250%	3/20/2016	BNP Paribas S.A.	0.193%	21,500,000	EUR	54,934	(303,267)	358,201
United Kingdom Gilt 4.250%, due 6/7/2032	1.000%	3/20/2015	JPMorgan Chase Bank N.A.	0.176%	2,900,000	USD	59,508	12,266	47,242
United Kingdom Gilt 4.250%, due 6/7/2032	1.000%	3/20/2015	JPMorgan Chase Bank N.A.	0.176%	1,500,000	USD	30,780	7,052	23,728
United Kingdom Gilt 4.250%, due 6/7/2032	1.000%	6/20/2015	Goldman Sachs International	0.197%	35,400,000	USD	778,996	327,080	451,916
United Kingdom Gilt 4.250%, due 6/7/2032	1.000%	12/20/2015	Goldman Sachs International	0.229%	2,400,000	USD	59,867	55,666	4,201
United Kingdom Gilt 4.250%, due 6/7/2032	1.000%	3/20/2016	Credit Suisse International	0.270%	2,500,000	USD	63,534	48,244	15,290
United Kingdom Gilt 4.250% due 6/7/2032	1.000%	6/20/2016	UBS AG	0.306%	5,500,000	USD	142,365	95,155	47,210

Totals							$6,395,584	$(14,575,777)	$20,971,361

MIST-273

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

OTC Credit Default Swaps on credit indices—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2012(b)	Notional Amount(c)		Market Value	Upfront Premium Paid	Unrealized Depreciation
Markit CDX North America High Yield, Series 18	(5.000%)	6/20/2017	Goldman Sachs International	4.845%	65,934,000	USD	$(419,670)	$1,071,428	$(1,491,098)

OTC Credit Default Swaps on credit indices—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2012(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Markit CDX Emerging Markets Index, Series 12	5.000%	12/20/2014	Deutsche Bank AG	1.663%	4,400,000	USD	$321,244	$439,300	$(118,056)
Markit CDX Emerging Markets Index, Series 13	5.000%	6/20/2015	Barclays Capital, Inc.	1.752%	62,900,000	USD	5,426,756	7,847,300	(2,420,544)
Markit CDX Emerging Markets Index, Series 13	5.000%	6/20/2015	Deutsche Bank AG	1.752%	40,900,000	USD	3,528,686	5,209,850	(1,681,164)
Markit CDX Emerging Markets Index, Series 13	5.000%	6/20/2015	JPMorgan Chase Bank N.A.	1.752%	29,900,000	USD	2,579,650	3,609,900	(1,030,250)
Markit CDX Emerging Markets Index, Series 13	5.000%	6/20/2015	Morgan Stanley Capital Services, Inc.	1.752%	11,300,000	USD	974,918	1,326,150	(351,232)
Markit CDX Emerging Markets Index, Series 14	5.000%	12/20/2015	Barclays Capital, Inc.	1.848%	2,900,000	USD	284,988	395,850	(110,862)
Markit CDX Emerging Markets Index, Series 14	5.000%	12/20/2015	Citibank N.A.	1.848%	6,000,000	USD	589,630	830,100	(240,470)
Markit CDX Emerging Markets Index, Series 14	5.000%	12/20/2015	JPMorgan Chase Bank N.A.	1.848%	1,200,000	USD	117,926	158,400	(40,474)
Markit CDX Emerging Markets Index, Series 14	5.000%	12/20/2015	Morgan Stanley & Co., Inc.	1.848%	5,000,000	USD	491,358	650,000	(158,642)
Markit CDX North America Investment Grade, Series 10	0.463%	6/20/2013	Goldman Sachs International	0.412%	6,172,793	USD	19,674	—	19,674
Markit CDX North America Investment Grade, Series 9	0.553%	12/20/2017	JPMorgan Chase Bank N.A.	0.252%	1,928,998	USD	29,464	—	29,464
Markit CMBX North America AAA, Series 3	0.080%	12/13/2049	Deutsche Bank AG	N/A	1,900,000	USD	(113,327)	(110,438)	(2,889)

Totals							$14,250,967	$20,356,412	$(6,105,445)

(EUR)—	Euro
(a)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

MIST-274

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.
(d)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2012:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$7,041,001,901	$—	$7,041,001,901
Total Foreign Bonds & Debt Securities*	—	1,863,622,762	—	1,863,622,762
Total Domestic Bonds & Debt Securities*	—	1,186,385,023	—	1,186,385,023
Total Mortgage-Backed Securities*	—	441,252,841	—	441,252,841
Total Municipals	—	421,375,863	—	421,375,863
Total Asset-Backed Securities*	—	182,973,320	—	182,973,320
Total Convertible Preferred Stock*	66,790,100	—	—	66,790,100
Total Preferred Stock*	28,394,388	—	—	28,394,388
Total Loan Participations*	—	25,082,135	—	25,082,135
Short-Term Investments
Commercial Paper	—	46,224,210	—	46,224,210
Foreign Government	—	652,835,814	—	652,835,814
U.S. Treasury	—	1,264,011	—	1,264,011
Repurchase Agreements	—	176,754,000	—	176,754,000
Total Short-Term Investments	—	877,078,035	—	877,078,035
Total Investments	$95,184,488	$12,038,771,880	$—	$12,133,956,368

Forward Sales Commitments	$—	$(57,971,498)	$—	$(57,971,498)
Forward Contracts
Forward Foreign Currency Contracts (Unrealized Appreciation)	$—	$6,645,871	$—	$6,645,871
Forward Foreign Currency Contracts (Unrealized Depreciation)	—	(16,447,078)	—	(16,447,078)
Total Forward Contracts	$—	$(9,801,207)	$—	$(9,801,207)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$11,403,818	$—	$—	$11,403,818
Future Contracts (Unrealized Depreciation)	(209,322)	—	—	(209,322)
Total Futures Contracts	$11,194,496	$—	$—	$11,194,496
Written Options
Inflation Floor	$—	$(156,145)	$—	$(156,145)
Interest Rate Swaps	—	(3,860,572)	—	(3,860,572)
Total Written Options	$—	$(4,016,717)	$—	$(4,016,717)

MIST-275

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$1,630,633	$—	$1,630,633
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(32,791,284)	—	(32,791,284)
Total Centrally Cleared Swap Contracts	$—	$(31,160,651)	$—	$(31,160,651)
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$26,607,763	$—	$26,607,763
OTC Swap Contracts at Value (Liabilities)	—	(5,397,517)	—	(5,397,517)
Total OTC Swap Contracts	$—	$21,210,246	$—	$21,210,246

*	See Schedule of Investments for additional detailed categorizations.

Preferred Stocks in the amount of $22,007,064 were transferred from Level 2 to Level 1 due to increased trading activity.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2011	Realized Gain	Change in Unrealized Depreciation	Sales	Balance as of September 30, 2012	Change in Unrealized Appreciation/ (Depreciation) from investments still held at September 30, 2012
Mortgage-Backed Securities	$1,687	$18	$(10)	$(1,695)	$—	$—

MIST-276

Met Investors Series Trust

Pioneer Fund Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stocks—99.0% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.4%
United Technologies Corp.	166,558	$13,039,826

Air Freight & Logistics—0.4%
United Parcel Service, Inc. - Class B	55,978	4,006,345

Auto Components—0.9%
BorgWarner, Inc.* (a)	48,272	3,336,078
Johnson Controls, Inc.	185,556	5,084,234

		8,420,312

Automobiles—0.8%
Ford Motor Co.	722,192	7,120,813

Beverages—0.3%
Dr Pepper Snapple Group, Inc. (a)	73,097	3,255,009

Biotechnology—2.2%
Amgen, Inc.	101,238	8,536,388
Celgene Corp.*	43,877	3,352,203
Vertex Pharmaceuticals, Inc.*	149,560	8,367,882

		20,256,473

Capital Markets—2.0%
Franklin Resources, Inc.	53,720	6,718,760
Invesco, Ltd.	148,989	3,723,235
T. Rowe Price Group, Inc. (a)	138,142	8,744,389

		19,186,384

Chemicals—3.0%
Airgas, Inc.	85,928	7,071,874
E.I. du Pont de Nemours & Co.	150,813	7,581,370
Ecolab, Inc.	109,397	7,090,020
Mosaic Co. (The)	104,527	6,021,800

		27,765,064

Commercial Banks—4.8%
Canadian Imperial Bank of Commerce (a)	46,505	3,640,077
PNC Financial Services Group, Inc.	239,082	15,086,075
U.S. Bancorp.	312,654	10,724,032
Wells Fargo & Co.	446,251	15,409,047

		44,859,231

Communications Equipment—1.7%
Cisco Systems, Inc.	287,107	5,480,873
F5 Networks, Inc.*	15,200	1,591,440
Motorola Solutions, Inc.	49,631	2,508,847
Palo Alto Networks, Inc.* (a)	305	18,779
QUALCOMM, Inc.	104,946	6,558,075

		16,158,014

Computers & Peripherals—3.4%
Apple, Inc.	35,937	23,979,323
EMC Corp.*	143,300	3,907,791
NetApp, Inc.*	82,717	2,719,735
SanDisk Corp.*	41,092	1,784,625

		32,391,474

Construction & Engineering—0.6%
KBR, Inc.	188,509	$5,621,338

Consumer Finance—1.7%
American Express Co.	83,180	4,729,615
Capital One Financial Corp.	92,344	5,264,531
Discover Financial Services	159,287	6,328,473

		16,322,619

Diversified Financial Services—2.4%
Bank of America Corp.	440,818	3,892,423
Citigroup, Inc.	280,960	9,193,011
JPMorgan Chase & Co.	223,485	9,046,673

		22,132,107

Diversified Telecommunication Services—2.3%
AT&T, Inc.	295,476	11,139,445
Verizon Communications, Inc.	240,891	10,977,403

		22,116,848

Electric Utilities—0.4%
American Electric Power Co., Inc.	87,596	3,848,968

Electrical Equipment—0.4%
Rockwell Automation, Inc.	57,660	4,010,253

Energy Equipment & Services—2.2%
Ensco plc - Class A	109,798	5,990,579
Helmerich & Payne, Inc. (a)	50,027	2,381,786
National Oilwell Varco, Inc.	72,366	5,797,240
Schlumberger, Ltd.	95,076	6,876,847

		21,046,452

Food & Staples Retailing—1.9%
CVS Caremark Corp.	131,595	6,371,830
Walgreen Co.	311,503	11,351,169

		17,722,999

Food Products—5.5%
Campbell Soup Co. (a)	104,621	3,642,903
General Mills, Inc.	173,757	6,924,217
H.J. Heinz Co. (a)	211,249	11,819,382
Hershey Co. (The)	267,270	18,946,770
Kraft Foods, Inc. - Class A	241,732	9,995,618

		51,328,890

Health Care Equipment & Supplies—4.4%
Baxter International, Inc.	92,932	5,600,082
Becton Dickinson & Co.	108,334	8,510,719
C.R. Bard, Inc.	135,246	14,153,494
Covidien plc	128,586	7,640,580
Smith & Nephew plc	20,331	224,555
Smith & Nephew plc (ADR) (a)	88,819	4,895,703

		41,025,133

Health Care Providers & Services—1.9%
Aetna, Inc.	92,983	3,682,127

MIST-277

Met Investors Series Trust

Pioneer Fund Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Health Care Providers & Services—(Continued)
Cardinal Health, Inc.	77,400	$3,016,278
DaVita, Inc.*	33,232	3,443,167
Express Scripts Holding Co.*	38,880	2,436,610
UnitedHealth Group, Inc.	97,032	5,376,543

		17,954,725

Hotels, Restaurants & Leisure—1.5%
Marriott International, Inc. - Class A (a)	39,928	1,561,185
McDonald’s Corp.	82,386	7,558,916
Starbucks Corp.	97,923	4,969,592

		14,089,693

Household Products—3.5%
Church & Dwight Co., Inc.	35,150	1,897,749
Clorox Co. (The) (a)	42,348	3,051,173
Colgate-Palmolive Co.	177,240	19,003,673
Procter & Gamble Co. (The)	126,687	8,787,010

		32,739,605

Industrial Conglomerates—2.6%
3M Co.	135,923	12,562,004
General Electric Co.	512,222	11,632,561

		24,194,565

Insurance—3.4%
Aflac, Inc.	66,662	3,191,776
Chubb Corp. (The)	263,938	20,133,191
Prudential Financial, Inc.	45,715	2,491,925
Travelers Cos., Inc. (The)	88,561	6,045,174

		31,862,066

Internet Software & Services—1.6%
eBay, Inc.*	107,965	5,226,586
Facebook, Inc.*	134,503	2,911,990
Google, Inc. - Class A*	9,720	7,333,740

		15,472,316

IT Services—3.5%
Automatic Data Processing, Inc.	159,230	9,340,432
DST Systems, Inc.	70,910	4,010,669
Fiserv, Inc.*	69,459	5,142,050
International Business Machines Corp.	56,023	11,621,971
MasterCard, Inc. - Class A	6,556	2,959,903

		33,075,025

Life Sciences Tools & Services—0.5%
Agilent Technologies, Inc.	55,162	2,120,979
Thermo Fisher Scientific, Inc.	44,222	2,601,580

		4,722,559

Machinery—3.3%
Cummins, Inc.	70,422	6,493,613
Ingersoll-Rand plc	172,677	7,739,383
Joy Global, Inc.	64,100	3,593,446
PACCAR, Inc.	199,754	7,995,154

Machinery—(Continued)
SPX Corp.	77,240	$5,052,268

		30,873,864

Media—4.3%
CBS Corp. - Class B	253,549	9,211,435
Comcast Corp. - Class A	68,102	2,436,008
John Wiley & Sons, Inc. - Class A	10,948	503,061
Pearson plc	351,461	6,877,488
Scripps Networks Interactive, Inc. - Class A (a)	177,299	10,856,018
Walt Disney Co. (The)	208,099	10,879,416

		40,763,426

Metals & Mining—0.7%
Freeport-McMoRan Copper & Gold, Inc.	155,667	6,161,300

Multiline Retail—2.4%
Macy’s, Inc.	144,376	5,431,425
Nordstrom, Inc.	91,115	5,027,726
Target Corp.	184,954	11,739,030

		22,198,181

Oil, Gas & Consumable Fuels—8.9%
Apache Corp.	97,287	8,412,407
Cabot Oil & Gas Corp.	146,906	6,596,079
Chevron Corp.	133,140	15,518,798
ConocoPhillips	174,847	9,997,752
Exxon Mobil Corp.	156,469	14,309,090
Marathon Oil Corp.	208,639	6,169,455
Marathon Petroleum Corp.	91,073	4,971,675
Occidental Petroleum Corp.	31,817	2,738,171
Phillips 66	86,989	4,033,680
Southwestern Energy Co.*	302,393	10,517,229

		83,264,336

Paper & Forest Products—0.2%
International Paper Co.	40,740	1,479,677

Pharmaceuticals—6.3%
Abbott Laboratories	227,542	15,600,280
Eli Lilly & Co.	74,673	3,540,247
Hospira, Inc.* (a)	93,057	3,054,131
Johnson & Johnson	205,669	14,172,651
Merck & Co., Inc.	111,925	5,047,817
Pfizer, Inc.	540,429	13,429,661
Watson Pharmaceuticals, Inc.*	49,859	4,245,992

		59,090,779

Road & Rail—1.7%
Norfolk Southern Corp.	147,625	9,393,379
Union Pacific Corp.	58,333	6,924,127

		16,317,506

Semiconductors & Semiconductor Equipment—3.3%
Altera Corp.	107,568	3,655,698
Analog Devices, Inc.	246,419	9,657,161
ASML Holding N.V.	132,632	7,119,686

MIST-278

Met Investors Series Trust

Pioneer Fund Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Semiconductors & Semiconductor Equipment—(Continued)
Intel Corp.	184,806	$4,191,400
Xilinx, Inc.	178,320	5,957,671

		30,581,616

Software—4.3%
Adobe Systems, Inc.*	159,557	5,179,220
Microsoft Corp.	582,437	17,344,974
Nuance Communications, Inc.* (a)	126,501	3,148,610
Oracle Corp.	333,911	10,514,857
Symantec Corp.*	254,065	4,573,170

		40,760,831

Specialty Retail—1.6%
Home Depot, Inc. (The)	48,987	2,957,345
Lowe’s Cos., Inc.	81,607	2,467,796
Ross Stores, Inc.	35,943	2,321,918
TJX Cos., Inc.	169,114	7,574,616

		15,321,675

Textiles, Apparel & Luxury Goods—0.8%
Coach, Inc.	130,730	7,323,495

Total Common Stocks (Cost $772,302,837)		929,881,792

Short-Term Investments—6.3%

Mutual Fund—5.3%
State Street Navigator Securities Lending Prime Portfolio (b)	50,392,107	50,392,107

	Par Amount	Value

Repurchase Agreement—1.0%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/28/12 at 0.010% to be repurchased at $9,318,008 on 10/01/12, collateralized by $9,485,000 Federal National Mortgage Association at 0.730% due 05/29/15 wth a value of $9,508,713.	$9,318,000	$9,318,000

Total Short-Term Investments (Cost $59,710,107)		59,710,107

Total Investments—105.3% (Cost $832,012,944#)		989,591,899
Other assets and liabilities (net)—(5.3)%		(50,172,757)

Net Assets—100.0%		$939,419,142

#	As of September 30, 2012, the aggregate cost of investments was $832,012,944. The aggregate unrealized appreciation and depreciation of investments were $167,813,071 and $(10,234,116), respectively, resulting in net unrealized appreciation of $157,578,955.
*	Non-income producing security.
(a)	All or a portion of the security was held on loan. As of September 30, 2012, the market value of securities loaned was $49,791,273 and the collateral received consisted of cash in the amount of $50,392,107 and non-cash collateral with a value of $761,333. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio or the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Represents investment of cash collateral received from securities lending transactions.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

MIST-279

Met Investors Series Trust

Pioneer Fund Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Fair Value Hierarchy—(Continued)

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2012:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$13,039,826	$—	$—	$13,039,826
Air Freight & Logistics	4,006,345	—	—	4,006,345
Auto Components	8,420,312	—	—	8,420,312
Automobiles	7,120,813	—	—	7,120,813
Beverages	3,255,009	—	—	3,255,009
Biotechnology	20,256,473	—	—	20,256,473
Capital Markets	19,186,384	—	—	19,186,384
Chemicals	27,765,064	—	—	27,765,064
Commercial Banks	44,859,231	—	—	44,859,231
Communications Equipment	16,158,014	—	—	16,158,014
Computers & Peripherals	32,391,474	—	—	32,391,474
Construction & Engineering	5,621,338	—	—	5,621,338
Consumer Finance	16,322,619	—	—	16,322,619
Diversified Financial Services	22,132,107	—	—	22,132,107
Diversified Telecommunication Services	22,116,848	—	—	22,116,848
Electric Utilities	3,848,968	—	—	3,848,968
Electrical Equipment	4,010,253	—	—	4,010,253
Energy Equipment & Services	21,046,452	—	—	21,046,452
Food & Staples Retailing	17,722,999	—	—	17,722,999
Food Products	51,328,890	—	—	51,328,890
Health Care Equipment & Supplies	40,800,578	224,555	—	41,025,133
Health Care Providers & Services	17,954,725	—	—	17,954,725
Hotels, Restaurants & Leisure	14,089,693	—	—	14,089,693
Household Products	32,739,605	—	—	32,739,605
Industrial Conglomerates	24,194,565	—	—	24,194,565
Insurance	31,862,066	—	—	31,862,066
Internet Software & Services	15,472,316	—	—	15,472,316
IT Services	33,075,025	—	—	33,075,025
Life Sciences Tools & Services	4,722,559	—	—	4,722,559
Machinery	30,873,864	—	—	30,873,864
Media	33,885,938	6,877,488	—	40,763,426
Metals & Mining	6,161,300	—	—	6,161,300
Multiline Retail	22,198,181	—	—	22,198,181
Oil, Gas & Consumable Fuels	83,264,336	—	—	83,264,336
Paper & Forest Products	1,479,677	—	—	1,479,677
Pharmaceuticals	59,090,779	—	—	59,090,779
Road & Rail	16,317,506	—	—	16,317,506
Semiconductors & Semiconductor Equipment	30,581,616	—	—	30,581,616
Software	40,760,831	—	—	40,760,831
Specialty Retail	15,321,675	—	—	15,321,675
Textiles, Apparel & Luxury Goods	7,323,495	—	—	7,323,495
Total Common Stocks	922,779,749	7,102,043	—	929,881,792
Short-Term Investments
Mutual Fund	50,392,107	—	—	50,392,107
Repurchase Agreement	—	9,318,000	—	9,318,000
Total Short-Term Investments	50,392,107	9,318,000	—	59,710,107
Total Investments	$973,171,856	$16,420,043	$—	$989,591,899

MIST-280

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Foreign Bonds & Debt Securities—27.8% of Net Assets

Security Description	Par Amount†	Value

Air Freight & Logistics—0.1%
CEVA Group plc 11.500%, 04/01/18 (144A)	1,779,000	$1,583,310

Airlines—0.1%
TAM Capital 3, Inc. 8.375%, 06/03/21 (144A)	660,000	717,750

Beverages—0.1%
Central American Bottling Corp. 6.750%, 02/09/22 (144A)	630,000	683,550

Building Products—0.1%
Voto-Votorantim Overseas Trading Operations N.V. 6.625%, 09/25/19 (144A)	500,000	578,750

Capital Markets—3.0%
Alfa Bank OJSC Via Alfa Bond Issuance plc 7.500%, 09/26/19 (144A) (a)	2,150,000	2,176,648
Canada Housing Trust No. 1 3.750%, 03/15/20 (144A) (CAD)	7,675,000	8,769,767
3.350%, 12/15/20 (144A) (CAD)	500,000	558,758
3.800%, 06/15/21 (144A) (CAD)	3,750,000	4,330,943
Gruposura Finance 5.700%, 05/18/21 (144A)	915,000	1,001,925
IPIC GMTN, Ltd. 5.500%, 03/01/22 (144A)	1,680,000	1,890,000
Macquarie Group, Ltd. 7.625%, 08/13/19 (144A)	1,170,000	1,358,231
6.000%, 01/14/20 (144A) (a)	1,400,000	1,502,320
6.250%, 01/14/21 (144A)	400,000	433,424
Successor X, Ltd.
9.841%, 04/04/13 (144A) (b)	300,000	299,490
13.166%, 01/07/14 (144A) (b)	1,250,000	1,270,375
9.664%, 02/25/14 (144A) (b)	1,550,000	1,560,695
13.000%, 02/25/14 (144A) (b)	250,000	255,575
11.091%, 01/27/15 (144A) (b)	650,000	669,760
11.341%, 11/10/15 (144A) (b)	250,000	244,825
UBS AG 5.212%, 01/15/14 (144A) (b)	1,500,000	1,499,850
7.625%, 08/17/22	4,700,000	4,922,672
Vita Capital V, Ltd. 3.824%, 01/15/17 (144A) (b)	1,000,000	1,000,100

		33,745,358

Chemicals—0.7%
Agrium, Inc. 6.750%, 01/15/19 (a)	1,582,000	1,981,922
Basell Finance Co. B.V. 8.100%, 03/15/27 (144A)	382,000	519,520
Ineos Group Holdings S.A. 7.875%, 02/15/16 (144A) (EUR)	850,000	1,013,101
LyondellBasell Industries N.V. 5.000%, 04/15/19	3,470,000	3,704,225
Mexichem S.A.B. de C.V. 4.875%, 09/19/22 (144A) (a)	300,000	305,250
Mythen, Ltd. 8.407%, 05/07/15 (144A) (b)	650,000	695,955

		8,219,973

Commercial Banks—3.6%
Asian Development Bank 3.375%, 05/20/14 (NOK)	10,000,000	$1,799,297
Banco Continental S.A. via Continental Senior Trustees II Cayman, Ltd. 5.750%, 01/18/17 (144A) (a)	1,000,000	1,092,500
Banco de Credito del Peru 5.375%, 09/16/20 (144A)	1,230,000	1,334,550
6.875%, 09/16/26 (144A) (a) (b)	1,915,000	2,187,887
9.750%, 11/06/69 (144A) (b)	455,000	550,550
Banco do Estado do Rio Grande do Sul 7.375%, 02/02/22 (144A)	700,000	782,250
Banco GNB Sudameris S.A. 7.500%, 07/30/22 (144A)	1,400,000	1,513,840
BanColombia S.A. 5.950%, 06/03/21 (a)	2,855,000	3,226,150
BBVA Bancomer S.A. 6.500%, 03/10/21 (144A) (a)	4,110,000	4,523,055
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA Zero Coupon, 03/03/15 (TRY)	3,600,000	1,694,389
6.875%, 03/19/20 (EUR)	900,000	1,214,372
Credit Agricole S.A. 8.375%, 10/13/19 (144A) (a) (b)	1,170,000	1,143,675
HSBC Bank plc 7.650%, 05/01/25	2,100,000	2,715,346
Industrial Bank of Korea 7.125%, 04/23/14 (144A)	720,000	786,601
International Bank for Reconstruction & Development (The) 3.250%, 04/14/14 (NOK)	16,800,000	3,003,678
5.750%, 10/21/19 (AUD)	1,600,000	1,878,473
Intesa Sanpaolo S.p.A. 2.831%, 02/24/14 (144A) (b)	875,000	862,247
3.625%, 08/12/15 (144A) (a)	1,900,000	1,863,248
6.500%, 02/24/21 (144A) (a)	275,000	269,047
Kazkommertsbank JSC 8.000%, 11/03/15 (144A)	640,000	601,600
Nordea Bank AB 4.250%, 09/21/22 (144A)	3,400,000	3,385,744
Realkredit Danmark A.S. 7.000%, 04/01/32 (DKK)	206	41
Scotia Bank Peru DPR Finance Co. 3.109%, 03/15/17 (144A) (b)	947,368	945,597
Turkiye Garanti Bankasi AS 5.250%, 09/13/22 (144A)	1,020,000	1,032,750
VTB Bank OJSC Via VTB Capital S.A. 6.000%, 04/12/17 (144A) (a)	2,900,000	3,037,750

		41,444,637

Computers & Peripherals—0.1%
Seagate HDD Cayman 7.750%, 12/15/18	1,205,000	1,337,550

Construction & Engineering—0.3%
Abengoa Finance SAU 8.875%, 11/01/17 (144A) (a)	500,000	465,000

MIST-281

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Foreign Bonds & Debt Securities—(Continued)

Security Description	Par Amount†	Value

Construction & Engineering—(Continued)
Boart Longyear Management Pty, Ltd. 7.000%, 04/01/21 (144A)	525,000	$541,406
Empresas ICA S.A.B. de C.V.
8.375%, 07/24/17 (144A) (a)	550,000	574,750
8.900%, 02/04/21 (144A) (a)	1,800,000	1,899,000

		3,480,156

Construction Materials—0.3%
Cemex Espana Luxembourg 9.875%, 04/30/19 (144A) (a)	1,420,000	1,459,050
Cemex S.A.B. de C.V. 9.000%, 01/11/18 (144A)	900,000	904,500
Holcim US Finance Sarl & Cie SCS 6.000%, 12/30/19 (144A) (a)	225,000	250,165
Magnesita Finance, Ltd. 8.625%, 04/15/17 (144A)	750,000	773,734

		3,387,449

Consumer Finance—0.4%
Banque PSA Finance S.A. 5.750%, 04/04/21 (144A)	2,000,000	1,840,372
Caterpillar Financial Services Corp. 1.350%, 07/12/13 (CNH)	10,500,000	1,641,971
Hyundai Capital Services, Inc. 3.500%, 09/13/17 (144A) (a)	660,000	690,918

		4,173,261

Containers & Packaging—0.4%
Ardagh Packaging Finance plc
9.125%, 10/15/20 (144A) (a)	2,325,000	2,476,125
9.250%, 10/15/20 (144A) (EUR)	400,000	528,155
Nordenia International AG
9.750%, 07/15/17 (144A) (EUR)	950,000	1,406,969

		4,411,249

Distributors—0.1%
Marfrig Overseas, Ltd. 9.500%, 05/04/20 (144A)	1,775,000	1,475,912

Diversified Financial Services—0.9%
BM&FBovespa S.A. 5.500%, 07/16/20 (144A) (a)	1,500,000	1,719,750
Compass Re, Ltd.
9.091%, 01/08/15 (144A) (b)	300,000	308,100
10.341%, 01/08/15 (144A) (b)	800,000	828,080
Corp. Financiera de Desarrollo S.A. 4.750%, 02/08/22 (144A)	690,000	764,175
Goodman Funding Pty, Ltd.
6.375%, 04/15/21 (144A)	2,450,000	2,693,775
6.000%, 03/22/22 (144A)	800,000	860,873
Intercorp Retail Trust 8.875%, 11/14/18 (144A)	1,050,000	1,170,750
Telenet Finance III Luxembourg S.C.A. 6.625%, 02/15/21 (144A) (EUR)	550,000	727,097

Diversified Financial Services—(Continued)
TNK-BP Finance S.A.
7.500%, 07/18/16 (144A)	1,090,000	$1,264,945
6.625%, 03/20/17 (144A)	375,000	428,906

		10,766,451

Diversified Telecommunication Services—0.8%
Intelsat Jackson Holdings S.A. 8.500%, 11/01/19	250,000	283,125
Intelsat Luxembourg S.A. 11.500%, 02/04/17 (c)	2,154,654	2,292,013
Oi S.A. 5.750%, 02/10/22 (144A) (a)	1,700,000	1,785,000
Qtel International Finance, Ltd. 6.500%, 06/10/14 (144A) (a)	1,030,000	1,118,580
Telefonica Emisiones SAU 6.221%, 07/03/17	2,000,000	2,095,000
Telesat Canada / Telesat LLC 12.500%, 11/01/17	1,220,000	1,363,350

		8,937,068

Electric Utilities—0.9%
Dubai Electricity & Water Authority 8.500%, 04/22/15 (144A)	2,820,000	3,186,600
Instituto Costarricense de Electricidad 6.950%, 11/10/21 (144A) (a)	1,520,000	1,694,800
Intergen N.V. 9.000%, 06/30/17 (144A)	1,686,000	1,631,205
Israel Electric Corp., Ltd.
6.700%, 02/10/17 (144A)	770,000	832,387
7.250%, 01/15/19 (144A)	845,000	920,103
9.375%, 01/28/20 (144A)	410,000	491,648
Star Energy Geothermal Wayang Windu, Ltd. 11.500%, 02/12/15 (144A)	1,000,000	1,085,000

		9,841,743

Electrical Equipment—0.0%
Legrand France S.A. 8.500%, 02/15/25 (a)	20,000	25,831

Energy Equipment & Services—0.8%
Offshore Group Investments, Ltd. 11.500%, 08/01/15 (a)	2,505,000	2,780,550
Precision Drilling Corp. 6.625%, 11/15/20	1,100,000	1,177,000
Transocean, Inc. 6.375%, 12/15/21	3,100,000	3,716,801
Weatherford International, Ltd.
9.625%, 03/01/19	1,209,000	1,575,645
5.950%, 04/15/42 (a)	475,000	501,457

		9,751,453

Food Products—0.9%
Bertin S.A. / Bertin Finance, Ltd. 10.250%, 10/05/16 (144A)	200,000	216,000
BRF - Brasil Foods S.A. 5.875%, 06/06/22 (144A) (a)	1,425,000	1,560,375

MIST-282

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Foreign Bonds & Debt Securities—(Continued)

Security Description	Par Amount†	Value

Food Products—(Continued)
CFG Investment SAC 9.750%, 07/30/19 (144A) (a)	1,400,000	$1,120,000
Independencia International, Ltd. 12.000%, 12/30/16 (144A) (d)	296,948	371
JBS Finance II, Ltd. 8.250%, 01/29/18 (144A)	1,430,000	1,472,900
Minerva Luxembourg S.A. 12.250%, 02/10/22 (144A) (a)	800,000	926,960
Minerva Overseas II, Ltd. 10.875%, 11/15/19 (144A)	1,419,000	1,582,185
Viterra, Inc. 5.950%, 08/01/20 (144A)	2,760,000	2,999,565

		9,878,356

Gas Utilities—0.1%
Transportadora de Gas del Sur S.A. 7.875%, 05/14/17 (144A)	921,000	794,363

Hotels, Restaurants & Leisure—0.5%
Codere Finance Luxembourg S.A. 9.250%, 02/15/19 (144A) (a)	2,290,000	1,877,800
Lottomatica S.p.A. 8.250%, 03/31/66 (144A) (EUR) (b)	1,957,000	2,470,380
Peermont Global Pty, Ltd. 7.750%, 04/30/14 (144A) (EUR)	920,000	1,134,956

		5,483,136

Household Durables—0.5%
Controladora Mabe S.A. C.V. 7.875%, 10/28/19 (144A)	2,121,000	2,417,940
Corp. GEO S.A.B. de C.V. 8.875%, 03/27/22 (144A) (a)	400,000	410,000
Desarrolladora Homex S.A.B. de C.V.
9.500%, 12/11/19 (144A) (a)	1,055,000	1,086,650
9.750%, 03/25/20 (144A) (a)	1,350,000	1,383,750
Urbi Desarrollos Urbanos S.A.B. de C.V.
9.500%, 01/21/20 (144A) (a)	346,000	307,940
9.750%, 02/03/22 (144A) (a)	700,000	617,750

		6,224,030

Independent Power Producers & Energy Traders—0.1%
Listrindo Capital B.V. 6.950%, 02/21/19 (144A) (a)	900,000	992,810

Insurance—2.6%
Ajecorp B.V. 6.500%, 05/14/22 (144A)	960,000	1,015,200
ATLAS VI Capital, Ltd. 10.481%, 04/07/14 (144A) (EUR) (b)	250,000	327,109
Blue Danube Ltd. 6.413%, 04/10/15 (144A) (b)	250,000	259,825
Blue Fin, Ltd.
9.341%, 05/28/13 (144A) (b)	300,000	308,490
14.091%, 05/28/13 (144A) (b)	250,000	259,500
Caelus Re II, Ltd. 6.500%, 05/24/13 (144A) (b)	550,000	562,650

Insurance—(Continued)
Combine Re, Ltd. 4.591%, 01/07/15 (144A) (b)	750,000	$769,200
East Lane Re V, Ltd. 9.091%, 03/16/16 (144A) (b)	250,000	268,225
East Lane Re, Ltd. 5.841%, 03/14/16 (144A) (b)	250,000	258,100
Embarcadero Reinsurance, Ltd.
6.691%, 02/04/16 (144A) (b)	250,000	252,388
5.091%, 02/07/17 (144A) (b)	1,000,000	1,006,900
Foundation Re III, Ltd.
5.841%, 02/03/14 (144A) (b)	825,000	834,240
5.091%, 02/25/15 (b)	750,000	760,425
GlobeCat, Ltd. 9.609%, 01/02/13 (144A) (b)	550,000	550,110
Ibis Re II, Ltd. 8.441%, 02/05/17 (144A) (b)	500,000	514,400
Ibis Re, Ltd. 6.291%, 05/03/13 (144A) (b)	400,000	408,760
Kibou, Ltd. 5.341%, 02/16/15 (144A) (b)	450,000	457,920
Lakeside Re II, Ltd. 7.841%, 01/08/13 (144A) (b)	250,000	250,825
Lodestone Re, Ltd.
6.341%, 05/17/13 (144A) (b)	925,000	935,268
8.341%, 05/17/13 (144A) (b)	1,050,000	1,069,635
6.091%, 01/08/14 (144A) (b)	1,500,000	1,502,400
7.341%, 01/08/14 (144A) (b)	750,000	757,050
Loma Reinsurance, Ltd. 9.977%, 12/21/14 (144A) (b)	1,000,000	1,004,800
Longpoint Re, Ltd. 6.091%, 06/12/15 (144A) (b)	450,000	472,635
Montana Re, Ltd.
10.160%, 12/07/12 (144A) (b)	250,000	251,475
13.660%, 12/07/12 (144A) (b)	250,000	250,050
MultiCat Mexico 2009, Ltd. 11.591%, 10/19/12 (144A) (b)	250,000	250,075
Mystic Re, Ltd.
9.091%, 03/12/15 (144A) (b)	500,000	519,500
12.091%, 03/12/15 (144A) (b)	500,000	528,800
Pelican Re, Ltd. 13.841%, 04/13/15 (144A) (b)	250,000	250,300
Queen Street II Capital, Ltd. 7.586%, 04/09/14 (144A) (b)	975,000	978,997
Queen Street III Capital, Ltd. 4.836%, 07/28/14 (144A) (b)	250,000	247,900
Queen Street IV Capital, Ltd. 7.586%, 04/09/15 (144A) (b)	400,000	393,360
Queen Street V Re, Ltd. 8.586%, 04/09/15 (144A) (b)	350,000	351,190
Residential Reinsurance 2010, Ltd. 6.341%, 06/06/13 (144A) (b)	650,000	663,910
Residential Reinsurance 2011, Ltd.
9.091%, 06/06/15 (144A) (b)	675,000	691,200
8.991%, 12/06/15 (144A) (b)	250,000	247,425
Residential Reinsurance 2012, Ltd. 8.091%, 06/06/18 (144A) (b)	950,000	966,055
Sirius International Group, Ltd. 7.506%, 06/30/17 (144A) (b)	3,465,000	3,543,399

MIST-283

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Foreign Bonds & Debt Securities—(Continued)

Security Description	Par Amount†	Value

Insurance—(Continued)
Validus Holdings, Ltd. 8.875%, 01/26/40	1,720,000	$2,188,115
XL Group plc 6.500%, 04/15/17 (a) (b)	2,845,000	2,631,625

		29,759,431

Machinery—0.1%
Ingersoll-Rand Global Holding Co., Ltd. 9.500%, 04/15/14 (a)	910,000	1,024,929
WPE International Cooperatief UA 10.375%, 09/30/20 (144A)	900,000	774,000

		1,798,929

Media—0.5%
Grupo Televisa S.A.B. 6.000%, 05/15/18	1,080,000	1,292,552
Myriad International Holding B.V. 6.375%, 07/28/17 (144A)	1,530,000	1,740,375
Nara Cable Funding, Ltd. 8.875%, 12/01/18 (144A) (EUR)	1,660,000	1,848,534
Ono Finance II plc 11.125%, 07/15/19 (EUR)	350,000	383,427

		5,264,888

Metals & Mining—1.9%
ALROSA Finance S.A. 8.875%, 11/17/14 (144A)	770,000	858,550
7.750%, 11/03/20 (144A) (a)	640,000	728,000
Anglo American Capital plc 9.375%, 04/08/14 (144A)	845,000	943,360
AngloGold Ashanti Holdings plc 5.375%, 04/15/20 (a)	1,615,000	1,698,376
5.125%, 08/01/22 (a)	680,000	693,793
ArcelorMittal 6.125%, 06/01/18 (a)	1,500,000	1,491,934
5.750%, 03/01/21 (a) (e)	1,390,000	1,326,458
Essar Steel Algoma, Inc. 9.375%, 03/15/15 (144A)	450,000	430,875
9.875%, 06/15/15 (144A) (a)	1,030,000	821,425
Ferrexpo Finance plc 7.875%, 04/07/16 (144A)	650,000	617,500
Gold Fields Orogen Holding BVI, Ltd. 4.875%, 10/07/20 (144A)	4,860,000	4,951,295
Mirabela Nickel, Ltd. 8.750%, 04/15/18 (144A)	1,025,000	773,875
Novelis, Inc. 8.375%, 12/15/17 (a)	1,160,000	1,273,100
Quadra FNX Mining, Ltd. 7.750%, 06/15/19 (144A)	2,100,000	2,173,500
Vedanta Resources plc 9.500%, 07/18/18 (144A) (a)	1,330,000	1,379,875
8.250%, 06/07/21 (144A) (a)	700,000	686,000
Volcan Cia Minera SAA 5.375%, 02/02/22 (144A)	625,000	678,125

		21,526,041

Oil, Gas & Consumable Fuels—1.0%
Berau Coal Energy Tbk PT 7.250%, 03/13/17 (144A) (a)	1,500,000	$1,413,750
Bumi Capital Pte, Ltd. 12.000%, 11/10/16 (144A)	875,000	743,750
Bumi Investment Pte, Ltd. 10.750%, 10/06/17 (144A)	500,000	392,500
Canadian Natural Resources, Ltd. 5.900%, 02/01/18 (a)	717,000	870,280
Dolphin Energy, Ltd. 5.500%, 12/15/21 (144A) (a)	470,000	544,730
Expro Finance Luxembourg SCA 8.500%, 12/15/16 (144A)	1,069,000	1,106,415
Gazprom OAO Via Gaz Capital S.A. 8.146%, 04/11/18 (144A)	190,000	232,412
4.950%, 07/19/22 (144A) (a)	200,000	210,740
Gazprom OAO Via Gazprom International S.A. 7.201%, 02/01/20	458,711	516,742
Nakilat, Inc. 6.067%, 12/31/33 (144A)	520,000	618,800
6.267%, 12/31/33 (144A)	1,314,753	1,557,246
National JSC Naftogaz of Ukraine 9.500%, 09/30/14	1,000,000	1,016,300
Norwegian Energy Co. AS 12.900%, 11/20/14 (NOK)	4,000,000	680,759
Seven Seas Petroleum Corp. 12.500%, 05/15/15 (d) (f)	60,000	0
Tengizchevroil Finance Co. SARL 6.124%, 11/15/14 (144A)	955,132	1,005,276
Transocean Norway Drilling AS 9.050%, 02/24/16 (NOK) (b)	3,500,000	647,594

		11,557,294

Pharmaceuticals—0.1%
Warner Chilcott Co. LLC / Warner Chilcott Finance LLC 7.750%, 09/15/18	1,075,000	1,152,938

Provincial—0.1%
Province of Salta Argentina 9.500%, 03/16/22 (144A)	900,000	897,292

Road & Rail—0.2%
Inversiones Alsacia S.A. 8.000%, 08/18/18 (144A)	1,814,987	1,864,651

Semiconductors & Semiconductor Equipment—0.0%
LDK Solar Co., Ltd. 10.000%, 02/28/14 (CNH)	2,000,000	94,274

Sovereign—6.0%
Brazilian Government International Bond 10.250%, 01/10/28 (BRL)	6,250,000	4,031,015
Canadian Government Bonds 2.000%, 06/01/16 (CAD)	3,780,000	3,953,447
1.500%, 03/01/17 (CAD)	4,200,000	4,313,470
4.250%, 06/01/18 (CAD)	1,485,000	1,748,134

MIST-284

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Foreign Bonds & Debt Securities—(Continued)

Security Description	Par Amount†	Value

Sovereign—(Continued)
Indonesia Recapitalization Bonds 14.250%, 06/15/13 (IDR)	7,600,000,000	$844,499
14.275%, 12/15/13 (IDR)	4,350,000,000	502,443
Indonesia Treasury Bonds 11.000%, 12/15/12 (IDR)	13,500,000,000	1,427,396
12.500%, 03/15/13 (IDR)	2,400,000,000	259,377
9.000%, 09/15/13 (IDR)	1,900,000,000	205,617
7.375%, 09/15/16 (IDR)	2,600,000,000	288,867
7.000%, 05/15/27 (IDR)	4,400,000,000	486,325
6.125%, 05/15/28 (IDR)	4,898,000,000	496,215
8.250%, 06/15/32 (IDR)	32,495,000,000	3,947,236
Ireland Government Bonds 5.900%, 10/18/19 (EUR)	2,980,000	4,033,542
4.500%, 04/18/20 (EUR)	1,825,000	2,256,098
5.000%, 10/18/20 (EUR)	1,820,000	2,319,612
Mexican Bonos 6.500%, 06/09/22 (MXN)	41,230,000	3,483,455
Norwegian Government Bonds 5.000%, 05/15/15 (NOK)	7,150,000	1,362,255
4.250%, 05/19/17 (NOK)	9,440,000	1,849,574
4.500%, 05/22/19 (NOK)	2,050,000	418,846
Philippine Government Bonds 8.000%, 07/19/31 (PHP)	15,800,000	484,166
5.875%, 03/01/32 (PHP)	259,350,000	6,380,420
7.625%, 09/29/36 (PHP)	149,060,000	4,417,704
Queensland Treasury Corp. 6.000%, 08/14/13 (AUD)	138,000	146,975
6.000%, 07/21/22 (AUD)	2,500,000	3,001,742
Russian Foreign Bond - Eurobond 4.500%, 04/04/22 (144A) (a)	1,400,000	1,566,320
7.500%, 03/31/30 (144A) (e)	928,063	1,173,535
Sri Lanka Government International Bond 5.875%, 07/25/22 (144A) (a)	650,000	703,625
Sweden Government Bonds 6.750%, 05/05/14 (SEK)	29,900,000	4,985,973
4.500%, 08/12/15 (SEK)	14,600,000	2,453,781
Turkey Government Bond 10.500%, 01/15/20 (TRY)	1,755,000	1,103,436
Ukraine Government International Bonds 9.250%, 07/24/17 (144A)	2,850,000	3,008,061
6.750%, 11/14/17 (144A)	300,000	286,500

		67,939,661

Trading Companies & Distributors—0.1%
Metinvest B.V. 10.250%, 05/20/15 (144A)	550,000	556,875
8.750%, 02/14/18 (144A)	1,200,000	1,149,000

		1,705,875

Wireless Telecommunication Services—0.4%
Digicel, Ltd. 8.250%, 09/01/17 (144A)	1,350,000	1,471,500
7.000%, 02/15/20 (144A)	400,000	412,000

Wireless Telecommunication Services—(Continued)
VimpelCom Holdings B.V. 7.504%, 03/01/22 (144A)	2,500,000	$2,628,125

		4,511,625

Total Foreign Bonds & Debt Securities (Cost $297,464,754)		316,007,045

Domestic Bonds & Debt Securities—23.7%

Aerospace & Defense—0.1%
GeoEye, Inc. 9.625%, 10/01/15 (a)	600,000	672,000

Airlines—0.1%
Delta Air Lines Pass-Through Trust 6.375%, 07/02/17	725,000	725,000
4.950%, 11/23/20	595,542	643,185

		1,368,185

Auto Components—0.0%
Commercial Vehicle Group, Inc. 7.875%, 04/15/19	250,000	253,750
Lear Corp. 8.750%, 12/01/16 (d)	2,192,000	0

		253,750

Beverages—0.1%
Anheuser-Busch InBev Worldwide, Inc. 7.750%, 01/15/19	1,254,000	1,698,730

Building Products—0.5%
Masco Corp. 7.125%, 03/15/20	2,905,000	3,311,671
5.950%, 03/15/22 (a)	1,425,000	1,563,955
USG Corp. 8.375%, 10/15/18 (144A)	667,000	727,030

		5,602,656

Capital Markets—2.5%
Goldman Sachs Capital II 4.000%, 06/01/43 (b)	5,300,000	3,998,373
GTP Acquisition Partners I LLC 7.628%, 06/15/41 (144A)	1,800,000	1,875,889
GTP Cellular Sites LLC 3.721%, 03/15/42 (144A)	600,000	616,887
GTP Towers Issuer LLC 4.436%, 02/15/40 (144A)	1,980,000	2,061,673
Janus Capital Group, Inc. 6.700%, 06/15/17 (a) (e)	360,000	407,869
Jefferies Group, Inc. 5.125%, 04/13/18 (a)	1,125,000	1,147,500
6.875%, 04/15/21 (a)	3,325,000	3,595,156
Merrill Lynch & Co., Inc. 5.450%, 02/05/13	1,097,000	1,113,857
5.000%, 02/03/14 (a)	168,000	174,995
7.750%, 05/14/38	3,200,000	4,031,357

MIST-285

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount†	Value

Capital Markets—(Continued)
Morgan Stanley 6.625%, 04/01/18	2,054,000	$2,362,681
5.500%, 01/26/20	1,100,000	1,199,155
5.500%, 07/28/21 (a)	1,000,000	1,096,317
Samson Investment Co. 9.750%, 02/15/20 (144A)	865,000	892,031
State Street Capital Trust III 5.379%, 10/04/12 (a) (b)	3,570,000	3,572,606
TD Ameritrade Holding Corp. 5.600%, 12/01/19 (a)	500,000	588,408

		28,734,754

Chemicals—0.4%
Cytec Industries, Inc. 8.950%, 07/01/17	1,060,000	1,311,107
Eastman Chemical Co. 4.800%, 09/01/42	740,000	805,036
Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC 8.875%, 02/01/18 (a)	640,000	660,800
9.000%, 11/15/20 (a)	655,000	587,862
Momentive Performance Materials, Inc. 9.000%, 01/15/21 (a)	250,000	182,500
Rain CII Carbon LLC / CII Carbon Corp. 8.000%, 12/01/18 (144A)	1,275,000	1,306,875

		4,854,180

Commercial Banks—1.4%
KeyBank N.A. 5.800%, 07/01/14	1,225,000	1,318,310
KeyCorp. 6.500%, 05/14/13 (a)	865,000	895,807
Mellon Funding Corp. 5.500%, 11/15/18	812,000	961,130
PNC Bank N.A. 6.000%, 12/07/17 (a)	699,000	836,349
PNC Financial Services Group, Inc. 8.250%, 05/21/13 (b)	2,749,000	2,867,064
6.750%, 08/01/21 (a) (b)	3,570,000	4,006,043
PNC Preferred Funding Trust III 8.700%, 03/15/13 (144A) (b)	900,000	916,288
Sovereign Bank 8.750%, 05/30/18	2,655,000	3,063,421
Wachovia Bank N.A. 6.000%, 11/15/17	1,215,000	1,466,848

		16,331,260

Communications Equipment—0.1%
CommScope, Inc. 8.250%, 01/15/19 (144A)	680,000	737,800

Construction & Engineering—0.1%
Dycom Investments, Inc. 7.125%, 01/15/21	1,000,000	1,080,000

Construction Materials—0.0%
Texas Industries, Inc. 9.250%, 08/15/20 (a)	425,000	$452,625

Consumer Finance—0.4%
Capital One Capital VI 8.875%, 05/15/40	1,502,000	1,534,686
Hyundai Capital America 4.000%, 06/08/17 (144A)	200,000	215,951
SLM Corp. 4.000%, 07/25/14 (b)	989,000	1,005,566
Springleaf Finance Corp. 6.900%, 12/15/17	1,522,000	1,301,310

		4,057,513

Containers & Packaging—0.3%
AEP Industries, Inc. 8.250%, 04/15/19	290,000	308,850
Graphic Packaging International, Inc. 7.875%, 10/01/18 (a)	685,000	762,062
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer LU 7.125%, 04/15/19	1,300,000	1,378,000
9.875%, 08/15/19	705,000	753,469

		3,202,381

Diversified Consumer Services—0.6%
Board of Trustees of The Leland Stanford Junior University (The) 4.750%, 05/01/19	950,000	1,144,348
Bowdoin College 4.693%, 07/01/2112	800,000	809,851
Massachusetts Institute of Technology 5.600%, 07/01/2111	800,000	1,162,379
Tufts University 5.017%, 04/15/2112	2,700,000	3,147,215
University of Southern California 5.250%, 10/01/2111	550,000	705,665

		6,969,458

Diversified Financial Services—1.5%
American Honda Finance Corp. 6.700%, 10/01/13 (144A)	1,300,000	1,379,153
Cantor Fitzgerald L.P. 7.875%, 10/15/19 (144A)	3,075,000	3,218,812
Capital One Bank USA N.A. 8.800%, 07/15/19	720,000	951,550
General Electric Capital Corp. 7.125%, 06/15/22 (a) (b)	2,800,000	3,132,559
JPMorgan Chase & Co. Zero Coupon, 10/04/17 (144A) (TRY)	2,100,000	761,269
7.900%, 04/30/18 (b)	4,343,000	4,950,208
Scottrade Financial Services, Inc. 6.125%, 07/11/21 (144A)	2,500,000	2,584,135

		16,977,686

MIST-286

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount†	Value

Diversified Telecommunication Services—1.0%
CenturyLink, Inc. 7.600%, 09/15/39	700,000	$742,522
Cincinnati Bell, Inc. 8.250%, 10/15/17	1,442,000	1,546,545
8.750%, 03/15/18 (a)	696,000	709,920
8.375%, 10/15/20 (a)	1,740,000	1,879,200
Frontier Communications Corp. 8.500%, 04/15/20 (a)	1,175,000	1,333,625
8.750%, 04/15/22	1,950,000	2,223,000
GCI, Inc. 8.625%, 11/15/19 (a)	370,000	401,450
PAETEC Holding Corp. 8.875%, 06/30/17	500,000	545,000
9.875%, 12/01/18	500,000	575,000
Windstream Corp. 8.125%, 09/01/18 (a)	400,000	434,000
7.750%, 10/15/20 (a)	1,000,000	1,077,500

		11,467,762

Electric Utilities—0.8%
Commonwealth Edison Co. 6.950%, 07/15/18	1,100,000	1,346,265
FPL Energy American Wind LLC 6.639%, 06/20/23 (144A)	320,560	329,064
FPL Energy Wind Funding LLC 6.876%, 06/27/17 (144A)	261,225	228,572
New York State Electric & Gas Corp. 6.150%, 12/15/17 (144A)	950,000	1,081,413
NSG Holdings LLC / NSG Holdings, Inc. 7.750%, 12/15/25 (144A)	867,000	906,015
Panoche Energy Center LLC 6.885%, 07/31/29 (144A)	835,093	935,899
PPL Capital Funding, Inc. 6.700%, 03/30/67 (a) (b)	450,000	468,474
Public Service Co. of New Mexico 7.950%, 05/15/18	625,000	764,347
Southern California Edison Co. 6.250%, 02/01/22 (b)	1,575,000	1,717,816
Texas Competitive Electric Holdings Co. LLC / TCEH Finance, Inc. 15.000%, 04/01/21	650,000	243,750
West Penn Power Co. 5.950%, 12/15/17 (144A)	1,197,000	1,404,353

		9,425,968

Electrical Equipment—0.2%
ABB Finance USA, Inc. 4.375%, 05/08/42 (a)	1,140,000	1,266,476
Coleman Cable, Inc. 9.000%, 02/15/18	971,000	1,038,970

		2,305,446

Electronic Equipment, Instruments & Components—0.1%
Viasystems, Inc. 7.875%, 05/01/19 (144A)	1,100,000	1,100,000

Energy Equipment & Services—0.6%
Alta Wind Holdings LLC 7.000%, 06/30/35 (144A)	318,180	$353,595
Calfrac Holdings L.P. 7.500%, 12/01/20 (144A)	500,000	497,500
Exterran Holdings, Inc. 7.250%, 12/01/18 (a)	1,525,000	1,612,687
Plains All American Pipeline LP / PAA Finance Corp. 6.125%, 01/15/17 (a)	1,467,000	1,751,665
SESI LLC 7.125%, 12/15/21	1,460,000	1,620,600
Unit Corp. 6.625%, 05/15/21 (144A) (a)	875,000	907,813

		6,743,860

Food & Staples Retailing—0.1%
CVS Pass-Through Trust 5.773%, 01/10/33 (144A)	902,867	1,035,039

Food Products—0.3%
JBS USA LLC / JBS USA Finance, Inc. 8.250%, 02/01/20 (144A) (a)	600,000	601,500
Kraft Foods, Inc. 6.500%, 02/09/40	1,850,000	2,515,136

		3,116,636

Gas Utilities—0.5%
Ferrellgas L.P. / Ferrellgas Finance Corp. 6.500%, 05/01/21	800,000	778,000
Questar Pipeline Co. 5.830%, 02/01/18	1,441,000	1,702,854
Star Gas Partners L.P. / Star Gas Finance Co. 8.875%, 12/01/17	902,000	920,040
Sunoco Logistics Partners Operations LP 6.100%, 02/15/42	1,700,000	1,881,948

		5,282,842

Health Care Equipment & Supplies—0.2%
Physio-Control International, Inc. 9.875%, 01/15/19 (144A)	2,400,000	2,640,000

Health Care Providers & Services—0.7%
AMERIGROUP Corp. 7.500%, 11/15/19	1,250,000	1,466,406
Gentiva Health Services, Inc. 11.500%, 09/01/18 (a)	2,300,000	2,182,125
HCA, Inc. 7.190%, 11/15/15	10,000	11,000
8.500%, 04/15/19 (a)	417,000	472,253
6.500%, 02/15/20	350,000	390,250
8.360%, 04/15/24	50,000	52,625
7.690%, 06/15/25	50,000	51,000
NYU Hospitals Center 4.428%, 07/01/42	1,800,000	1,836,828

MIST-287

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount†	Value

Health Care Providers & Services—(Continued)
Vanguard Health Holding Co. II LLC / Vanguard Holding Co. II, Inc. 7.750%, 02/01/19 (a)	1,500,000	$1,603,125

		8,065,612

Hotels, Restaurants & Leisure—0.4%
Mashantucket Pequot Tribe 8.500%, 11/15/15 (144A) (d)	1,670,000	167,000
Scientific Games International, Inc. 9.250%, 06/15/19	590,000	657,850
6.250%, 09/01/20 (144A)	750,000	754,687
Shingle Springs Tribal Gaming Authority 9.375%, 06/15/15 (144A)	635,000	527,050
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 5.375%, 03/15/22 (144A) (a)	2,115,000	2,157,300

		4,263,887

Household Durables—0.4%
Meritage Homes Corp. 7.000%, 04/01/22	2,500,000	2,687,500
Whirlpool Corp. 5.500%, 03/01/13	1,422,000	1,446,475

		4,133,975

Household Products—0.1%
Yankee Candle Co., Inc. 9.750%, 02/15/17	1,684,000	1,772,410

Independent Power Producers & Energy Traders—0.4%
Juniper Generation LLC 6.790%, 12/31/14 (144A)	25,545	23,071
Kiowa Power Partners LLC 5.737%, 03/30/21 (144A)	900,000	962,647
NRG Energy, Inc. 7.625%, 05/15/19 (a)	2,100,000	2,236,500
Ormat Funding Corp. 8.250%, 12/30/20	944,153	901,667

		4,123,885

Insurance—2.6%
Alterra Finance LLC 6.250%, 09/30/20	2,100,000	2,245,232
Delphi Financial Group, Inc. 7.875%, 01/31/20	2,190,000	2,641,823
Genworth Financial, Inc. 7.200%, 02/15/21 (a)	2,640,000	2,703,616
Hanover Insurance Group, Inc. (The) 7.500%, 03/01/20	325,000	380,223
7.625%, 10/15/25	2,016,000	2,487,454
Ironshore Holdings US, Inc. 8.500%, 05/15/20 (144A)	1,635,000	1,805,653
Liberty Mutual Group, Inc. 7.300%, 06/15/14 (144A)	394,000	428,264
7.000%, 03/15/37 (144A) (b)	2,032,000	1,940,560
10.750%, 06/15/88 (144A) (b)	328,000	478,880

Insurance—(Continued)
Liberty Mutual Insurance Co. 7.697%, 10/15/97 (144A)	2,600,000	$2,716,961
Lincoln National Corp. 6.050%, 04/20/67 (b)	2,382,000	2,343,292
Platinum Underwriters Finance, Inc. 7.500%, 06/01/17 (a)	2,214,000	2,437,822
Protective Life Corp. 7.375%, 10/15/19 (a)	1,925,000	2,296,155
Prudential Financial, Inc. 2.750%, 01/14/13 (a)	1,300,000	1,308,509
6.200%, 01/15/15	215,000	238,119
8.875%, 06/15/38 (b)	915,000	1,134,600
5.875%, 09/15/42 (a) (b)	1,200,000	1,234,500
USI Holdings Corp. 4.310%, 11/15/14 (144A) (b)	467,000	454,158

		29,275,821

Internet & Catalog Retail—0.1%
Expedia, Inc. 5.950%, 08/15/20	675,000	745,691

IT Services—0.1%
Allen Systems Group, Inc. 10.500%, 11/15/16 (144A)	624,000	411,840
First Data Corp. 8.250%, 01/15/21 (144A)	433,000	434,082
SunGard Data Systems, Inc. 10.250%, 08/15/15	802,000	824,055

		1,669,977

Machinery—0.6%
American Railcar Industries, Inc. 7.500%, 03/01/14	1,068,000	1,089,360
Cummins, Inc. 6.750%, 02/15/27	393,000	493,389
Mueller Water Products, Inc. 7.375%, 06/01/17 (a)	1,096,000	1,128,880
Navistar International Corp. 8.250%, 11/01/21 (a)	1,230,000	1,173,112
Park-Ohio Industries, Inc. 8.125%, 04/01/21	500,000	520,000
Titan International, Inc. 7.875%, 10/01/17	750,000	798,750
Valmont Industries, Inc. 6.625%, 04/20/20	940,000	1,120,824

		6,324,315

Media—0.1%
Time Warner Cable, Inc. 8.750%, 02/14/19	198,000	269,934
8.250%, 04/01/19	313,000	420,672

		690,606

Metals & Mining—0.4%
Alcoa, Inc. 6.150%, 08/15/20 (a)	1,280,000	1,414,790

MIST-288

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount†	Value

Metals & Mining—(Continued)
Allegheny Technologies, Inc. 9.375%, 06/01/19	1,135,000	$1,468,350
Commercial Metals Co. 7.350%, 08/15/18 (a)	1,315,000	1,390,613
Noranda Aluminum Acquisition Corp. 4.730%, 05/15/15 (b) (c)	507	484
Southern Copper Corp. 5.375%, 04/16/20 (a)	395,000	446,019

		4,720,256

Oil, Gas & Consumable Fuels—3.2%
Alpha Natural Resources, Inc. 6.000%, 06/01/19 (a)	820,000	688,800
Buckeye Partners L.P. 6.050%, 01/15/18	505,000	566,931
Carrizo Oil & Gas, Inc. 8.625%, 10/15/18	1,130,000	1,217,575
DCP Midstream LLC 9.750%, 03/15/19 (144A)	1,267,000	1,630,671
Enterprise Products Operating LLC 8.375%, 08/01/66 (b)	1,059,000	1,195,011
7.000%, 06/01/67 (b)	678,000	730,191
EP Energy LLC / EP Energy Finance, Inc. 9.375%, 05/01/20 (144A) (a)	1,750,000	1,909,687
Frontier Oil Corp. 6.875%, 11/15/18 (a)	400,000	428,000
Kinder Morgan Energy Partners L.P. 5.950%, 02/15/18	1,559,000	1,879,039
4.150%, 03/01/22 (a)	2,300,000	2,489,518
Linn Energy LLC / Linn Energy Finance Corp. 8.625%, 04/15/20	825,000	907,500
Newfield Exploration Co. 5.625%, 07/01/24	1,625,000	1,805,781
Oasis Petroleum, Inc. 6.875%, 01/15/23	2,050,000	2,183,250
Plains Exploration & Production Co. 8.625%, 10/15/19 (a)	1,025,000	1,148,000
6.750%, 02/01/22	3,505,000	3,575,100
Quicksilver Resources, Inc. 7.125%, 04/01/16 (a)	667,000	573,620
Rockies Express Pipeline LLC 5.625%, 04/15/20 (144A) (a)	1,830,000	1,747,650
SandRidge Energy, Inc. 8.000%, 06/01/18 (144A)	497,000	524,335
7.500%, 03/15/21	625,000	646,875
Southern Union Co. 3.462%, 11/01/66 (b)	900,000	722,250
Spectra Energy Capital LLC 6.200%, 04/15/18 (a)	1,109,000	1,342,961
6.750%, 07/15/18	600,000	710,321
Stone Energy Corp. 8.625%, 02/01/17	900,000	967,500
Swift Energy Co. 7.875%, 03/01/22 (a)	750,000	806,250
Tesoro Corp. 5.375%, 10/01/22	1,630,000	1,682,975
Valero Energy Corp. 9.375%, 03/15/19 (a)	1,230,000	1,672,706

Oil, Gas & Consumable Fuels—(Continued)
W&T Offshore, Inc. 8.500%, 06/15/19 (a)	600,000	$657,000
Williams Cos., Inc. (The) 7.750%, 06/15/31	1,549,000	1,986,737
XTO Energy, Inc. 6.250%, 04/15/13	30,000	30,894

		36,427,128

Paper & Forest Products—0.1%
Appleton Papers, Inc. 10.500%, 06/15/15 (144A)	600,000	640,500

Real Estate Investment Trusts—1.3%
Alexandria Real Estate Equities, Inc. 4.600%, 04/01/22	575,000	614,668
BioMed Realty L.P. 4.250%, 07/15/22 (a)	685,000	715,460
DDR Corp. 7.500%, 04/01/17	1,495,000	1,790,711
4.625%, 07/15/22 (a)	430,000	468,471
Digital Realty Trust L.P. 4.500%, 07/15/15	900,000	963,554
5.875%, 02/01/20 (a)	350,000	405,210
Health Care REIT, Inc. 6.200%, 06/01/16 (a)	535,000	604,082
Healthcare Realty Trust, Inc. 6.500%, 01/17/17	1,130,000	1,289,054
5.750%, 01/15/21	630,000	694,804
Hospitality Properties Trust 7.875%, 08/15/14	1,535,000	1,659,298
5.000%, 08/15/22	1,480,000	1,558,717
Mack-Cali Realty L.P. 4.500%, 04/18/22	910,000	975,958
Sabra Health Care L.P. / Sabra Capital Corp. 8.125%, 11/01/18	200,000	220,000
Senior Housing Properties Trust 6.750%, 04/15/20 (a)	2,235,000	2,516,836

		14,476,823

Real Estate Management & Development—0.2%
CubeSmart LP 4.800%, 07/15/22	550,000	596,276
Forest City Enterprises, Inc. 7.625%, 06/01/15	11,000	11,048
WEA Finance LLC 7.125%, 04/15/18 (144A)	1,651,000	2,020,626

		2,627,950

Road & Rail—0.1%
Swift Services Holdings, Inc. 10.000%, 11/15/18 (a)	700,000	761,250

Semiconductors & Semiconductor Equipment—0.0%
KLA-Tencor Corp. 6.900%, 05/01/18	154,000	186,065

MIST-289

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount†	Value

Thrifts & Mortgage Finance—0.1%
Astoria Financial Corp. 5.000%, 06/19/17 (a)	1,700,000	$1,767,696

Tobacco—0.2%
Alliance One International, Inc. 10.000%, 07/15/16	2,465,000	2,563,600

Trading Companies & Distributors—0.2%
GATX Corp. 6.000%, 02/15/18	1,896,000	2,122,356

Wireless Telecommunication Services—0.5%
Crown Castle Towers LLC 6.113%, 01/15/20 (144A)	785,000	946,868
4.883%, 08/15/20 (144A)	1,600,000	1,803,456
MetroPCS Wireless, Inc. 7.875%, 09/01/18 (a)	1,000,000	1,085,000
6.625%, 11/15/20	875,000	919,844
Richland Towers Funding LLC / Management Funding 7.870%, 03/15/16 (144A)	625,000	643,846
WCP Wireless Site Funding LLC 6.829%, 11/15/40 (144A)	750,000	789,018

		6,188,032

Total Domestic Bonds & Debt Securities (Cost $242,802,596)		269,658,366

Mortgage-Backed Securities—11.0%

Collateralized Mortgage Obligations—6.9%
Adjustable Rate Mortgage Trust 2.725%, 03/25/35 (b)	452,528	454,058
American Home Mortgage Investment Trust 2.655%, 06/25/45 (b)	908,045	906,375
Banc of America Alternative Loan Trust 5.000%, 07/25/19	1,091,967	1,119,572
5.500%, 01/25/20	789,581	805,472
5.750%, 04/25/33	982,135	1,035,851
5.500%, 09/25/33	834,828	853,832
6.000%, 03/25/34	1,204,376	1,249,566
6.000%, 04/25/34	360,005	357,547
5.250%, 05/25/34	806,500	822,863
6.000%, 11/25/34	202,103	198,694
Banc of America Funding Corp. 5.750%, 10/25/35	372,413	376,768
5.500%, 01/25/36	1,003,245	1,051,805
0.365%, 08/26/36 (144A) (b)	865,945	850,774
Banc of America Mortgage Securities, Inc. 4.750%, 10/25/20	304,172	311,850
3.063%, 10/25/33 (b)	1,467,857	1,493,047
2.998%, 06/25/34 (b)	306,296	309,431
5.750%, 01/25/35	1,353,472	1,391,999
5.068%, 09/25/35 (b)	384,907	388,376
BCAP LLC Trust
2.833%, 12/27/34 (144A) (b)	325,283	329,281
3.024%, 06/27/36 (144A) (b)	287,283	288,678

Collateralized Mortgage Obligations—(Continued)
Bear Stearns Adjustable Rate Mortgage Trust
5.065%, 02/25/35 (b)	372,755	$381,204
Bear Stearns ALT-A Trust
4.779%, 10/25/33 (b)	394,845	391,490
0.717%, 03/25/35 (b)	156,564	151,246
Charlie Mac LLC
5.000%, 10/25/34	467,020	474,419
Chase Mortgage Finance Corp.
5.000%, 10/25/33	173,014	179,236
Citicorp Mortgage Securities, Inc.
5.500%, 02/25/22	167,069	171,413
5.000%, 02/25/36	135,858	144,060
Citigroup Mortgage Loan Trust, Inc.
2.640%, 09/25/35 (b)	639,123	653,926
Countrywide Alternative Loan Trust
5.000%, 07/25/19	1,000,000	1,051,664
4.250%, 09/25/33	501,909	508,690
5.250%, 09/25/33	967,844	1,008,819
5.750%, 12/25/33	1,095,861	1,132,899
0.617%, 03/25/34 (b)	267,468	258,061
5.125%, 03/25/34	983,438	999,531
5.750%, 03/25/34	567,226	564,339
5.500%, 08/25/34	1,053,667	1,046,598
5.500%, 01/25/35	819,804	837,697
5.500%, 03/25/35	706,466	575,856
5.500%, 06/25/35	312,561	317,025
Countrywide Home Loan Mortgage Pass-Through Trust
3.138%, 09/25/33 (b)	10,832	10,269
5.500%, 03/25/34	386,515	396,837
Credit Suisse First Boston Mortgage Securities Corp.
5.000%, 08/25/20	326,251	331,859
Credit Suisse Mortgage Capital Certificates
5.000%, 04/25/37	236,199	230,569
3.953%, 06/25/50 (144A) (b)	1,750,000	1,716,319
Deutsche Alt-A Securities, Inc. Alternate Loan Trust
5.500%, 11/25/35 (b)	683,229	640,038
First Horizon Mortgage Pass-Through Trust
5.709%, 10/25/34 (b)	491,812	504,884
6.000%, 05/25/36	276,698	279,721
GMAC Mortgage Corp. Loan Trust
5.097%, 05/25/35 (b)	741,413	739,348
GSR Mortgage Loan Trust
5.749%, 02/25/34 (b)	196,949	$168,772
5.250%, 07/25/35 (b)	1,213,317	1,198,909
2.647%, 09/25/35 (b)	1,744,728	1,760,892
6.000%, 02/25/36	563,013	575,604
Impac CMB Trust
0.857%, 09/25/34 (b)	410,768	379,756
0.937%, 10/25/34 (b)	454,424	429,026
0.957%, 11/25/34 (b)	734,889	701,212
0.977%, 01/25/35 (b)	436,941	381,265
Impac Secured Assets Trust
0.567%, 05/25/36 (b)	403,508	401,599
0.567%, 08/25/36 (b)	533,451	538,366

MIST-290

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Par Amount†	Value

Collateralized Mortgage Obligations—(Continued)
Jefferies & Co., Inc.
2.841%, 05/26/37 (144A) (b)	340,941	$344,120
JPMorgan Mortgage Trust
6.000%, 09/25/34	921,908	950,820
4.428%, 02/25/35 (b)	32,118	32,400
MASTR Alternative Loans Trust
5.500%, 10/25/19	811,031	836,568
6.000%, 07/25/34	1,649,167	1,672,389
6.019%, 01/25/35 (b)	446,464	464,096
5.500%, 02/25/35	1,071,443	1,073,398
MASTR Seasoned Securities Trust
6.739%, 09/25/32 (b)	645,522	679,975
Merrill Lynch Mortgage Investors, Inc.
2.530%, 02/25/35 (b)	1,714,626	1,700,830
MLCC Mortgage Investors, Inc.
0.677%, 03/25/30 (b)	516,052	508,843
Morgan Stanley Re-REMIC Trust
5.000%, 11/26/36 (144A)	2,100,000	2,183,288
MortgageIT Trust
0.997%, 11/25/34 (b)	1,444,673	1,386,920
PHH Mortgage Capital LLC
6.600%, 12/25/27 (144A) (e)	706,505	690,575
Residential Accredit Loans, Inc. Trust
5.000%, 03/25/19	173,955	174,178
5.500%, 09/25/32	229,591	236,140
0.817%, 04/25/34 (b)	388,805	361,401
4.750%, 04/25/34	592,608	595,408
5.750%, 04/25/34	450,000	452,723
6.000%, 10/25/34	1,651,210	1,689,855
5.500%, 12/25/34	910,769	903,819
Residential Asset Securitization Trust
0.667%, 10/25/34 (b)	587,461	519,449
5.500%, 02/25/35	518,959	529,556
5.500%, 07/25/35	842,480	833,157
Sasco Net Interest Margin Trust Zero Coupon, 05/27/33 (144A) (f)	47,096	14
Sequoia Mortgage Trust
0.839%, 09/20/33 (b)	361,710	350,564
0.439%, 03/20/35 (b)	405,353	398,161
0.419%, 05/20/35 (b)	907,608	796,927
Structured Adjustable Rate Mortgage Loan Trust
2.732%, 02/25/34 (b)	344,771	343,967
2.748%, 03/25/34 (b)	1,156,052	1,146,981
3.218%, 03/25/34 (b)	243,998	242,090
Structured Asset Mortgage Investments, Inc. 0.959%, 12/19/33 (b)	230,690	210,429
Structured Asset Securities Corp. 2.836%, 06/25/33 (b)	735,719	745,423
2.902%, 10/25/33 (b)	1,029,750	1,041,061
5.000%, 05/25/35	968,173	959,804
6.000%, 08/25/35	407,955	370,856
0.867%, 10/25/37 (144A) (b)	1,265,088	1,182,858
Thornburg Mortgage Securities Trust 1.908%, 03/25/44 (b)	1,015,285	1,003,313
4.115%, 03/25/44 (b)	1,030,281	1,039,453
WaMu Mortgage Pass-Through Certificates 2.583%, 06/25/34 (b)	1,409,008	1,440,269

Collateralized Mortgage Obligations—(Continued)
WaMu Mortgage Pass-Through Certificates 2.445%, 01/25/35 (b)	3,052,303	$3,107,245
0.640%, 10/25/44 (b)	137,142	126,831
Wells Fargo Mortgage Backed Securities Trust 2.615%, 06/25/34 (b)	290,100	294,003
2.645%, 10/25/34 (b)	467,698	480,951
2.644%, 03/25/35 (b)	1,516,195	1,512,706
5.017%, 04/25/35 (b)	135,364	138,683
2.616%, 06/25/35 (b)	858,001	850,682
5.250%, 10/25/35	602,407	641,734
5.500%, 10/25/35	332,819	347,658
2.940%, 03/25/36 (b)	1,486,039	1,487,546
5.750%, 03/25/36	2,201,319	2,215,191

		78,124,565

Commercial Mortgage-Backed Securities—4.1%
American Tower Trust 5.957%, 04/15/37 (144A)	1,082,000	1,131,240
Banc of America Large Loan, Inc. 0.971%, 08/15/29 (144A) (b)	900,000	876,535
Bayview Commercial Asset Trust 0.577%, 04/25/34 (144A) (b)	538,835	479,959
2.930%, 04/25/36 (144A) (b) (g)	4,127,938	144,094
4.695%, 07/25/37 (144A) (e) (g)	7,412,268	460,302
3.890%, 09/25/37 (144A) (e) (g)	10,696,722	930,951
Bear Stearns Commercial Mortgage Securities, Inc. 7.648%, 10/15/36 (144A) (b)	900,000	936,584
5.933%, 09/11/38 (b)	575,000	521,302
Cobalt CMBS Commercial Mortgage Trust 5.174%, 08/15/48	19,934	20,048
Commercial Mortgage Pass-Through Certificates 0.351%, 12/15/20 (144A) (b)	500,000	461,158
0.401%, 06/15/22 (144A) (b)	977,964	932,762
5.949%, 06/09/28 (144A)	100,000	104,434
5.106%, 07/17/28 (144A) (b)	311,617	316,906
6.850%, 08/15/33 (144A) (b)	300,000	212,309
4.934%, 12/10/44 (b)	300,000	334,039
3.147%, 08/15/45	550,000	584,762
Credit Suisse First Boston Mortgage Securities Corp. 7.165%, 12/15/35 (144A) (b)	290,132	290,748
6.122%, 04/15/37 (144A) (b)	47,947	11,458
Credit Suisse Mortgage Capital Certificates 5.343%, 12/15/39	800,000	832,118
DBUBS Mortgage Trust 5.576%, 08/10/44 (144A) (b)	1,400,000	1,614,710
5.728%, 11/10/46 (144A) (b)	600,000	686,861
Extended Stay America Trust 4.860%, 11/05/27 (144A)	800,000	809,177
FREMF Mortgage Trust
5.619%, 04/25/20 (144A) (b)	600,000	685,808
5.404%, 09/25/43 (b)	400,000	451,748
5.051%, 07/25/44 (144A) (b)	900,000	993,339
4.177%, 05/25/45 (144A) (b)	988,000	852,872
5.330%, 09/25/45 (144A) (b)	900,000	1,012,523
4.495%, 01/25/46 (144A) (b)	765,000	814,837

MIST-291

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Par Amount†	Value

Commercial Mortgage-Backed Securities—(Continued)
FREMF Mortgage Trust
3.613%, 11/25/46 (144A) (b)	500,000	$517,733
3.613%, 11/25/46 (144A) (b)	300,000	292,238
5.332%, 02/25/47 (144A) (b)	400,000	449,536
3.949%, 06/25/47 (144A) (b)	125,000	117,547
4.436%, 07/25/48 (144A) (b)	825,000	877,543
4.436%, 07/25/48 (144A) (b)	1,000,000	977,670
4.756%, 11/25/49 (144A) (b)	1,050,000	1,138,592
GE Business Loan Trust 0.391%, 04/16/35 (144A) (b)	645,688	553,134
GMAC Commercial Mortgage Securities, Inc. 5.310%, 05/10/36 (144A) (b)	792,000	792,143
5.307%, 04/10/40 (b)	450,000	443,426
5.656%, 05/10/40 (144A) (b)	425,000	413,297
GS Mortgage Securities Corp. II 2.202%, 03/06/20 (144A) (b)	500,000	500,154
4.209%, 02/10/21 (144A)	850,000	857,055
5.560%, 11/10/39	800,000	929,010
5.591%, 11/10/39	1,270,000	1,397,408
3.377%, 05/10/45	1,000,000	1,086,342
JPMorgan Chase Commercial Mortgage Securities Corp. 0.581%, 11/15/18 (144A) (b)	700,251	596,639
0.596%, 07/15/19 (144A) (b)	192,838	187,049
4.650%, 07/15/28 (144A) (b)	850,000	860,973
3.616%, 11/15/43 (144A)	1,000,000	1,104,019
5.713%, 11/15/43 (144A) (b)	300,000	343,765
3.977%, 10/15/45	700,000	717,494
LB-UBS Commercial Mortgage Trust 5.616%, 10/15/35 (144A) (b)	1,700,000	1,696,739
Lehman Brothers Floating Rate Commercial Mortgage Trust 0.714%, 06/15/22	1,025,000	1,009,281
1.121%, 06/15/22 (144A) (b)	800,000	753,800
Lehman Brothers Small Balance Commercial 0.467%, 02/25/30 (144A) (b)	598,827	507,352
0.467%, 09/25/30 (144A) (b)	297,206	244,422
Lehman Brothers Small Balance Commercial Mortgage Trust 0.417%, 09/25/36 (144A) (b)	515,103	400,534
5.410%, 12/25/36 (144A) (b)	193,242	191,155
1.067%, 10/25/37 (144A) (b)	152,634	151,848
1.167%, 10/25/37 (144A) (b)	357,400	355,434
LSTAR Commercial Mortgage Trust 5.591%, 06/25/43 (144A) (b)	942,000	1,017,472
Merrill Lynch Financial Assets, Inc. 4.711%, 03/12/49 (CAD) (b)	108,111	116,791
Merrill Lynch Mortgage Trust 5.334%, 11/12/35 (b)	750,000	766,785
4.556%, 06/12/43	120,777	121,182
Morgan Stanley Capital I Trust 5.406%, 03/15/44	62,000	62,443
5.569%, 12/15/44	750,000	850,338
Morgan Stanley Capital I, Inc. 0.821%, 12/15/20 (144A) (b)	455,000	424,719
0.921%, 12/15/20 (144A) (b)	700,000	646,676
S2 Hospitality LLC 4.500%, 04/15/25 (144A)	385,334	387,783
Security Description	Par/Principal Amount†	Value

Commercial Mortgage-Backed Securities—(Continued)
Timberstar Trust 5.668%, 10/15/36 (144A)	540,000	$614,204
7.530%, 10/15/36 (144A)	1,549,000	1,611,046
Wells Fargo Commercial Mortgage Trust 5.774%, 11/15/43 (144A) (b)	950,000	1,093,933
WF-RBS Commercial Mortgage Trust 5.392%, 02/15/44 (144A) (b)	250,000	279,347
5.417%, 06/15/44 (144A) (b)	400,000	401,975
WFDB Commercial Mortgage Trust 5.914%, 07/05/24 (144A)	1,000,000	1,046,062

		47,407,672

Total Mortgage-Backed Securities (Cost $119,676,414)		125,532,237

Loan Participations—10.8%

Aerospace & Defense—0.5%
DAE Aviation Holdings, Inc. Term Loan 5.450%, 07/31/14 (b)	2,043,398	2,043,398
DigitalGlobe, Inc. Term Loan 5.750%, 10/07/18 (b)	1,181,075	1,186,614
DynCorp International LLC Term Loan 6.250%, 07/07/16 (b)	318,831	320,526
Hamilton Sundstrand Industrial Term Loan 0.000%, 10/15/13 (b) (h)	1,250,000	1,256,250
Hunter Defense Technologies, Inc. First Lien Term Loan 3.470%, 08/22/14 (b)	549,969	483,973

		5,290,761

Air Freight & Logistics—0.1%
CEVA Group plc Term Loan 5.362%, 08/31/16 (b)	316,996	300,354
5.447%, 08/31/16 (b)	809,650	767,143

		1,067,497

Airlines—0.2%
Allegiant Travel Co. Term Loan 5.750%, 03/10/17 (b)	985,000	986,231
Delta Air Lines, Inc. Term Loan 4.250%, 03/07/16 (b)	901,275	902,402

		1,888,633

Auto Components—0.5%
Delphi Corp. Term Loan 3.500%, 03/31/17 (b)	1,159,500	1,165,176

MIST-292

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Loan Participations—(Continued)

Security Description	Principal Amount†	Value

Auto Components—(Continued)
Federal-Mogul Corp. Term Loan 2.166%, 12/29/14 (b)	566,499	$553,246
2.159%, 12/28/15 (b)	289,030	282,268
Goodyear Tire & Rubber Co. (The) Second Lien Term Loan 4.750%, 04/30/19 (b)	750,000	758,437
Remy International, Inc. Term Loan 6.250%, 12/16/16 (b)	623,412	626,529
TI Automotive Systems LLC Term Loan 6.750%, 03/14/18 (b)	1,253,700	1,263,103
UCI International, Inc. Term Loan 5.500%, 07/26/17 (b)	982,500	992,939

		5,641,698

Automobiles—0.3%
Chrysler Group LLC Term Loan 6.000%, 05/24/17 (b)	3,076,063	3,145,089

Biotechnology—0.2%
Grifols, Inc. Term Loan 4.500%, 06/01/17 (b)	2,556,964	2,578,813

Building Products—0.0%
Hillman Companies, Inc. Term Loan 5.000%, 05/27/16 (b)	268,880	271,233

Capital Markets—0.2%
LPL Holdings, Inc. Term Loan 4.000%, 03/29/19 (b)	447,750	450,130
Samson Investment Co. Second Lien Term Loan 0.000%, 09/13/18 (b) (h)	2,200,000	2,216,962

		2,667,092

Chemicals—0.2%
Chemtura Corp. Term Loan 5.500%, 08/27/16 (b)	855,000	864,888
Huntsman International LLC Term Loan 2.795%, 04/19/17 (b)	153,156	153,484
Ineos U.S. Finance LLC Term Loan 6.500%, 05/04/18 (b)	462,675	468,169
Univar, Inc. Term Loan 5.000%, 06/30/17 (b)	1,188,825	1,185,276

		2,671,817

Commercial Services & Supplies—0.1%
Synagro Technologies, Inc. Term Loan 2.400%, 04/02/14 (b)	214,184	$185,939
Waste Industries USA., Inc. Term Loan 4.750%, 03/17/17 (b)	910,315	916,005
WCA Waste System, Inc. Term Loan 5.500%, 03/22/18 (b)	661,675	664,983

		1,766,927

Communications Equipment—0.1%
CommScope, Inc. Term Loan 4.250%, 01/12/18 (b)	625,239	628,981

Computers & Peripherals—0.0%
Dealer Computer Services, Inc. Term Loan 3.750%, 04/20/18 (b)	87,796	88,208

Construction Materials—0.4%
Fairmount Minerals, Ltd. Term Loan 5.250%, 03/15/17 (b)	1,068,750	1,069,867
Preferred Sands Holdings Co. Term Loan 7.500%, 12/15/16 (b)	2,898,100	2,760,440
U.S. Silica Co. Incremental Term Loan 4.000%, 07/26/18 (b)	370,313	371,701

		4,202,008

Containers & Packaging—0.4%
BWAY Corp. Term Loan 4.250%, 02/23/18 (b)	237,370	238,438
Exopack LLC Term Loan 6.500%, 05/31/17 (b)	3,490,813	3,488,648
Ranpak Corp. Term Loan 4.750%, 04/20/17 (b)	744,483	740,760
Reynolds Group Holdings, Inc. New Dollar Term Loan 0.000%, 09/20/18 (b) (h)	250,000	251,294
Term Loan 0.000%, 02/09/18 (h)	790	794

		4,719,934

Diversified Consumer Services—0.1%
Affinion Group, Inc. Term Loan 5.000%, 07/16/15 (b)	1,370,524	1,259,347

MIST-293

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Loan Participations—(Continued)

Security Description	Principal Amount†	Value

Diversified Telecommunication Services—0.3%
Intelsat Jackson Holdings, Ltd. Term Loan 3.221%, 02/03/14 (b)	450,000	$448,499
Telesat Canada / Telesat LLC Term Loan 4.250%, 03/28/19 (b)	2,593,500	2,619,435

		3,067,934

Electric Utilities—0.1%
Texas Competitive Electric Holdings Co. LLC/ TCEH Finance, Inc. Extended Term Loan 4.757%, 10/10/17 (b)	1,710,495	1,181,105

Electrical Equipment—0.1%
Pelican Products, Inc. First Lien Delayed Draw Term Loan 7.000%, 07/11/18 (b)	603,488	601,602

Electronic Equipment, Instruments & Components—0.3%
Aeroflex, Inc. Term Loan 5.750%, 05/09/18 (b)	935,190	936,527
Flextronics International, Ltd. Delayed Draw Term Loan 2.466%, 10/01/14 (b)	366,333	365,875
Term Loan 2.466%, 10/01/14 (b)	1,736,477	1,734,307

		3,036,709

Energy Equipment & Services—0.1%
Frac Tech International LLC Term Loan 8.500%, 05/06/16 (b)	1,772,248	1,712,754

Food & Staples Retailing—0.1%
Rite Aid Corp. Term Loan 4.500%, 03/02/18 (b)	1,141,069	1,141,542

Food Products—0.3%
Del Monte Foods Co. Term Loan 4.500%, 03/08/18 (b)	714,276	715,422
Pierre Foods, Inc. First Lien Term Loan 7.001%, 09/30/16 (b)	1,375,500	1,382,034
Pinnacle Foods Holdings Corp. Term Loan 4.750%, 10/17/18 (b)	997,494	999,987

		3,097,443

Health Care Equipment & Supplies—0.2%
Fresenius U.S. Finance I, Inc. Term Loan 3.500%, 09/10/14 (b)	460,562	462,174

Health Care Equipment & Supplies—(Continued)
Immucor, Inc. Term Loan 5.750%, 08/17/18 (b)	1,559,280	$1,581,367

		2,043,541

Health Care Providers & Services—1.9%
Accentcare, Inc. Term Loan 6.500%, 12/22/16 (b)	499,688	412,242
Alliance Healthcare Services, Inc. Term Loan 7.250%, 06/01/16 (b)	954,271	923,257
Ardent Medical Services, Inc. First Lien Term Loan 6.500%, 09/15/15 (b)	1,250,437	1,259,815
Aveta Holdings LLC Term Loan 8.500%, 04/04/17 (b)	1,766,188	1,781,642
Carestream Health, Inc. Term Loan 5.000%, 02/25/17 (b)	836,877	831,646
CDRL MS, Inc. Term Loan 6.750%, 10/03/16 (b)	375,943	377,039
Gentiva Health Services, Inc Term Loan 6.500%, 08/17/16 (b)	2,544,177	2,527,208
Hanger Orthopedic Group, Inc. Term Loan 4.010%, 12/01/16 (b)	1,225,208	1,229,803
HCA, Inc. Extended Term Loan 3.612%, 03/31/17 (b)	251,355	252,102
3.466%, 05/01/18 (b)	104,810	105,073
Iasis Healthcare LLC Term Loan 5.000%, 05/03/18 (b)	714,125	716,914
IMS Health, Inc. Term Loan 4.500%, 08/25/17 (b)	647,356	652,279
inVentiv Health, Inc. Term Loan 6.500%, 08/04/16 (b)	1,704,049	1,652,928
Kindred Healthcare, Inc. Term Loan 5.250%, 06/01/18 (b)	1,599,750	1,585,504
ON Assignment, Inc. Term Loan 5.000%, 05/15/19 (b)	1,029,722	1,034,870
RPI Finance Trust Incremental Term Loan 4.000%, 11/09/18 (b)	1,413,468	1,425,843
Select Medical Corp. Term Loan 5.500%, 06/01/18 (b)	1,802,187	1,808,946
Truven Health Analytics, Inc. Term Loan 6.750%, 06/06/19 (b)	1,296,750	1,310,126

MIST-294

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Loan Participations—(Continued)

Security Description	Principal Amount†	Value

Health Care Providers & Services—(Continued)
Universal Health Services, Inc. Term Loan 3.750%, 11/15/16 (b)	505,813	$508,216
Virtual Radiologic Corp. Term Loan 7.750%, 12/22/16 (b)	1,329,750	1,181,263

		21,576,716

Health Care Technology—0.1%
MedAssets, Inc. Term Loan 5.250%, 11/16/16 (b)	820,039	826,599

Hotels, Restaurants & Leisure—0.5%
DineEquity, Inc. Term Loan 4.298%, 10/19/17 (b)	317,082	319,609
Dunkin’ Brands Group, Inc. Term Loan 4.000%, 11/23/17 (b)	1,910,577	1,910,424
Pinnacle Entertainment, Inc. Incremental Term Loan 4.000%, 03/19/19 (b)	796,000	799,980
Six Flags Theme Parks, Inc. Term Loan 4.250%, 12/20/18 (b)	1,050,000	1,057,308
Wendy’s International, Inc. Term Loan 4.750%, 05/15/19 (b)	1,150,000	1,161,621

		5,248,942

Household Products—0.1%
Yankee Candle Co., Inc. Term Loan 5.250%, 04/02/19 (b)	920,375	930,614

Independent Power Producers & Energy Traders—0.3%
AES Corp. (The) Term Loan 4.250%, 06/01/18 (b)	1,423,325	1,433,110
Calpine Corp. Term Loan 4.500%, 04/02/18 (b)	1,211,550	1,216,287
NRG Energy, Inc. Term Loan 4.000%, 07/02/18 (b)	913,438	919,302
Race Point Power Term Loan 7.769%, 01/11/18 (b)	438,237	436,046

		4,004,745

Industrial Conglomerates—0.0%
Aquilex Holdings LLC Term Loan 8.750%, 04/01/16 (b)	135,016	135,565

Insurance—0.3%
Alliant Holdings I, Inc. Term Loan 3.362%, 08/21/14 (b)	228,074	$227,162
6.750%, 08/21/14 (b)	953,885	956,867
CNO Financial Group, Inc. Term Loan 0.000%, 09/20/18 (b) (h)	900,000	904,311
Hub International, Ltd. Incremental Term Loan 6.750%, 12/13/17 (b)	1,038,034	1,048,196
USI Holdings Corp. Incremental Term Loan 7.000%, 05/05/14 (b)	247,350	248,432
Term Loan 2.720%, 05/05/14 (b)	540,561	538,939

		3,923,907

Internet Software & Services—0.0%
Autotrader.com, Inc. Term Loan 4.000%, 12/15/16 (b)	369,375	371,800

IT Services—0.3%
Expert Global Solutions, Inc. Term Loan 8.000%, 04/03/18 (b)	2,588,513	2,607,124
First Data Corp. Extended Term Loan 5.217%, 03/24/17 (b)	28,291	27,969
4.217%, 03/23/18 (b)	372,933	355,761
TASC, Inc. Term Loan 4.500%, 12/18/15 (b)	729,456	730,003

		3,720,857

Machinery—0.1%
Hudson Products Holdings Inc. Term Loan 9.000%, 08/24/15 (b)	269,471	265,563
Scotsman Industries, Inc. Term Loan 5.750%, 04/29/16 (b)	433,680	435,849
Terex Corp. Term Loan 5.500%, 04/28/17 (b)	420,750	423,643
Tomkins LLC Term Loan 4.250%, 09/29/16 (b)	399,742	402,072

		1,527,127

Media—0.5%
Cengage Learning Acquisitions, Inc. Term Loan 2.470%, 07/03/14 (b)	736,434	704,679
Charter Communications Operating LLC Extended Term Loan 3.470%, 09/06/16 (b)	1,020,667	1,024,403

MIST-295

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Loan Participations—(Continued)

Security Description	Principal Amount†	Value

Media—(Continued)
Term Loan 4.000%, 05/15/19 (b)	303,475	$305,593
HMH Holding, Inc. Term Loan 7.250%, 06/01/18 (b)	412,925	419,119
Interactive Data Corp. Term Loan 4.500%, 02/12/18 (b)	1,182,047	1,191,037
Kasima LLC Term Loan 5.000%, 03/31/17 (b)	837,250	838,297
Mediacom Broadband LLC Term Loan 4.500%, 10/23/17 (b)	977,500	975,056
WideOpenWest Finance LLC First Lien Term Loan 6.250%, 07/17/18 (b)	567,578	573,503

		6,031,687

Metals & Mining—0.4%
American Rock Salt Holdings LLC Term Loan 5.500%, 04/25/17 (b)	305,498	$302,214
Novelis, Inc. Term Loan 4.000%, 03/10/17 (b)	810,563	812,488
SunCoke Energy, Inc. Term Loan 4.000%, 07/26/18 (b)	370,313	372,165
Walter Energy, Inc. Term Loan 4.000%, 04/02/18 (b)	795,829	794,090
Waupaca Foundry, Inc. Term Loan 8.500%, 06/29/17 (b)	2,145,000	2,161,087

		4,442,044

Oil, Gas & Consumable Fuels—0.2%
Glenn Pool Oil & Gas Trust Term Loan 4.500%, 05/02/16 (b)	1,892,457	1,901,919

Personal Products—0.1%
Revlon Consumer Products Corp. Term Loan 4.750%, 11/17/17 (b)	778,057	782,379

Pharmaceuticals—0.3%
Aptalis Pharma, Inc. Term Loan 5.500%, 02/10/17 (b)	1,645,688	1,649,801
Endo Pharmaceuticals Holdings, Inc. Term Loan 4.000%, 06/18/18 (b)	275,229	276,605
Par Pharmaceutical Cos., Inc. Term Loan 0.000%, 09/30/19 (b) (h)	1,515,000	1,499,850
Security Description	Par/Principal Amount†	Value

Pharmaceuticals—(Continued)
Valeant Pharmaceuticals International, Inc. Term Loan 0.000%, 09/27/19 (b) (h)	400,000	$401,100

		3,827,356

Professional Services—0.0%
Scitor Corp. Term Loan 5.000%, 02/15/17 (b)	463,977	460,064

Road & Rail—0.1%
Swift Transportation Co., Inc. Term Loan 3.977%, 12/21/16 (b)	1,100,357	1,106,090
5.000%, 12/21/17 (b)	495,442	498,771

		1,604,861

Semiconductors & Semiconductor Equipment—0.2%
Freescale Semiconductor, Inc. Extended Term Loan 4.481%, 12/01/16 (b)	993,502	972,807
Microsemi Corp. Term Loan 4.000%, 02/02/18 (b)	845,705	852,843
Semtech Corp. Term Loan 4.250%, 03/20/17 (b)	384,038	387,158

		2,212,808

Software—0.3%
Cinedigm Digital Funding I LLC Term Loan 5.250%, 04/29/16 (b)	418,812	420,906
Nuance Communications, Inc. Term Loan 3.220%, 03/31/16 (b)	731,515	739,288
Rovi Solutions Corp. Term Loan 4.000%, 03/29/19 (b)	1,144,250	1,119,935
Verint Systems, Inc. Term Loan 4.500%, 10/27/17 (b)	567,813	570,654
Vertafore, Inc. Term Loan 5.250%, 07/29/16 (b)	373,353	374,753

		3,225,536

Specialty Retail—0.1%
Pilot Travel Centers LLC Term Loan 4.250%, 03/30/18 (b)	679,958	683,018

Transportation Infrastructure—0.1%
Ozburn-Hessey Holding Co. LLC Term Loan 8.250%, 04/08/16 (b)	659,991	633,591

MIST-296

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Par Amount†	Value

Wireless Telecommunication Services—0.1%
MetroPCS Wireless, Inc. Incremental Term Loan 4.000%, 03/16/18 (b)	984,987	$988,066

Total Loan Participations (Cost $121,418,875)		122,830,869

U.S. Treasury & Government Agencies—7.0%

Agency Sponsored Mortgage - Backed—3.9%
Fannie Mae 15 Yr. Pool 4.000%, 07/01/18	337,785	362,244
5.000%, 02/01/20	146,722	160,788
5.000%, 10/01/20	789,448	865,127
5.000%, 12/01/21	80,163	87,372
5.000%, 02/01/22	34,997	38,068
5.000%, 06/01/22	67,735	73,678
5.000%, 09/01/22	598,002	650,474
5.000%, 07/01/23	586,234	637,033
Fannie Mae 20 Yr. Pool 5.500%, 03/01/25	210,456	232,697
Fannie Mae 30 Yr. Pool 7.000%, 09/01/29	420	504
7.500%, 01/01/30	1,193	1,439
7.500%, 10/01/30	115	140
6.500%, 07/01/31	404	472
6.500%, 10/01/31	1,193	1,387
6.000%, 12/01/31	2,645	2,987
6.500%, 02/01/32	932	1,083
6.000%, 03/01/32	1,386	1,568
4.500%, 03/01/35	157,486	170,758
4.500%, 07/01/35	329,733	357,521
6.500%, 12/01/36	5,426	6,180
6.500%, 03/01/37	120,991	137,888
6.000%, 07/01/37	178,890	198,025
6.500%, 10/01/37	149,828	170,753
6.000%, 07/01/38	1,281,167	1,415,404
5.000%, 06/01/40	643,653	708,678
5.000%, 07/01/40	615,791	675,020
3.500%, 11/01/40	5,015,113	5,385,202
4.500%, 05/01/41	551,111	599,623
4.500%, 11/01/41	1,168,208	1,289,730
4.000%, 12/01/41	1,431,455	1,545,109
4.500%, 12/01/41	182,731	198,816
4.000%, 01/01/42	1,304,619	1,409,673
Fannie Mae Interest Strip 6.000%, 01/01/32 (g)	25,976	5,064
6.000%, 04/01/32 (g)	18,412	3,474
5.500%, 01/01/33 (g)	107,469	13,767
6.000%, 03/01/33 (g)	20,408	3,430
Fannie Mae Pool
4.000%, 01/01/42	978,858	1,056,577
4.000%, 04/01/42	2,369,265	2,569,276
Fannie Mae REMICS 3.500%, 01/25/29 (g)	769,582	44,926
7.500%, 01/25/42	14,528	17,191

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 15 Yr. Gold Pool 5.500%, 10/01/16	2,574	$2,772
6.000%, 06/01/17	27,881	30,276
4.500%, 11/01/18	158,075	173,198
5.000%, 12/01/21	252,227	273,087
Freddie Mac 30 Yr. Gold Pool 5.000%, 05/01/34	363,709	395,315
5.000%, 06/01/35	201,814	219,729
6.000%, 06/01/35	80,504	88,863
6.000%, 12/01/36	99,098	109,110
5.000%, 05/01/37	1,032,624	1,122,195
5.000%, 09/01/38	51,175	55,494
5.000%, 10/01/38	478,455	518,836
5.000%, 11/01/39	2,666,874	2,933,621
5.000%, 12/01/39	505,964	565,268
3.500%, 10/01/40	1,260,532	1,353,004
Freddie Mac REMICS 5.000%, 08/15/35	43,496	43,816
Freddie Mac Strips Zero Coupon, 06/15/31 (i)	12,527	11,097
6.000%, 12/01/31 (g)	69,886	14,295
Ginnie Mae 4.500%, 09/20/39	2,235,000	2,554,244
1.738%, 10/16/43 (b) (g)	9,096,381	675,661
1.255%, 03/16/51 (b) (g)	11,581,665	564,264
1.499%, 04/16/51 (b) (g)	5,280,134	328,047
1.096%, 08/16/52 (b) (g)	9,922,284	787,859
1.069%, 09/16/52 (b) (g)	9,668,239	853,676
1.463%, 10/16/52 (b) (g)	6,383,709	436,387
1.029%, 02/16/53 (b) (g)	9,450,539	836,108
1.051%, 03/16/53 (b) (g)	6,373,423	542,541
Ginnie Mae I 15 Yr. Pool 6.000%, 05/15/17	2,966	3,245
6.000%, 06/15/17	3,201	3,467
5.000%, 10/15/18	217,612	239,495
5.500%, 08/15/19	61,240	66,834
6.000%, 08/15/19	21,195	23,185
5.500%, 10/15/19	304,986	332,081
Ginnie Mae I 30 Yr. Pool 7.000%, 05/15/23	3,274	3,833
6.000%, 02/15/24	2,969	3,353
6.000%, 11/15/28	2,424	2,758
6.500%, 03/15/29	5,078	6,003
7.000%, 03/15/31	694	830
6.500%, 02/15/32	3,055	3,646
6.500%, 03/15/32	3,274	3,907
6.500%, 11/15/32	7,198	8,570
6.000%, 02/15/33	5,074	5,780
6.000%, 03/15/33	18,871	21,533
6.000%, 06/15/33	14,972	17,099
6.000%, 07/15/33	17,875	20,407
4.500%, 09/15/33	259,651	286,735
6.000%, 09/15/33	21,833	24,949
6.000%, 10/15/33	9,732	11,109
5.500%, 01/15/34	171,124	193,284
5.500%, 04/15/34	77,843	87,233
4.500%, 05/15/34	377,539	419,161

MIST-297

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Par Amount†	Value

Agency Sponsored Mortgage - Backed—(Continued)
Ginnie Mae I 30 Yr. Pool
5.500%, 07/15/34	357,355	$401,221
6.000%, 08/15/34	66,533	75,783
5.500%, 10/15/34	221,251	247,318
4.500%, 12/15/34	207,183	228,405
4.500%, 04/15/35	681,025	749,508
5.000%, 04/15/35	24,389	27,058
5.500%, 06/15/35	109,376	122,263
4.500%, 09/15/35	611,641	673,147
4.500%, 10/15/35	289,998	319,159
5.500%, 11/15/35	126,475	141,218
5.750%, 10/15/38	247,933	275,904
4.500%, 08/15/41	1,413,298	1,557,625
Ginnie Mae II 30 Yr. Pool
6.000%, 05/20/32	36,199	41,364
6.000%, 11/20/33	42,694	48,706
5.500%, 03/20/34	25,328	28,478
5.000%, 08/20/34	246,989	275,012
4.500%, 09/20/41	1,356,737	1,506,281

		45,094,856

U.S. Treasury—3.1%
U.S. Treasury Bonds
6.250%, 08/15/23	87,000	126,259
5.375%, 02/15/31	1,750,000	2,531,485
4.500%, 02/15/36	1,610,000	2,148,093
5.000%, 05/15/37	289,000	413,902
4.375%, 02/15/38	1,727,000	2,273,704
4.500%, 05/15/38	4,704,000	6,312,180
4.250%, 05/15/39	3,110,000	4,030,367
4.500%, 08/15/39	8,590,000	11,562,948
4.375%, 11/15/39	455,000	601,453
U.S. Treasury Notes
3.125%, 05/15/19 (a)	4,300,000	4,902,671

		34,903,062

Total U.S. Treasury & Government Agencies (Cost $70,777,173)		79,997,918

Municipals—6.1%
Brazos River Harbor, TX Navigation District Revenue Bonds Dow Chemical Co. Project 5.950%, 05/15/33 (b)	3,360,000	3,811,315
Butler AL, Industrial Development Board Solid Waste Disposal Revenue Georgia-Pacific Corp. Project 5.750%, 09/01/28	625,000	650,994
California State University Revenue Systemwide 5.000%, 11/01/39 (AGM)	1,502,000	1,629,490
Charleston SC, Waterworks & Sewer Revenue Capital Improvement
5.000%, 01/01/35	350,000	410,827
5.000%, 01/01/41	1,975,000	2,294,397
Charlotte Special Facilities Revenue Refunding Charlotte / Douglas International Airport 5.600%, 07/01/27	1,000,000	936,030
Connecticut State Health & Educational, Facility Authority Revenue, Yale University 5.000%, 07/01/40	2,000,000	$2,306,400
5.000%, 07/01/42	1,451,000	1,617,256
Gulf Coast Waste Disposal Authority 5.200%, 05/01/28	945,000	1,010,526
Hampton Roads Sanitation District VA, Wastewater Revenue 5.000%, 04/01/38	550,000	613,596
Harris County, TX Metropolitan Transit Authority, Sales & Use Tax 5.000%, 11/01/41	1,200,000	1,365,936
Houston TX, Higher Education Finance Corp. Revenue Rice University Project
4.500%, 11/15/37	1,700,000	1,837,666
5.000%, 05/15/40	1,000,000	1,155,870
Illinois Finance Authority 5.000%, 10/01/51	800,000	890,608
Indianapolis Airport Authority Federal Express Corp. Project 5.100%, 01/15/17	660,000	754,657
Louisiana Local Government Environmental Facilities Community Development Authority Revenue Westlake Chemical Corp. Projects 6.750%, 11/01/32	1,550,000	1,742,541
Massachusetts State Development Finance Agency Revenue Board Institute, Inc.
5.250%, 04/01/37	1,350,000	1,503,414
5.375%, 04/01/41	400,000	447,220
Massachusetts State Development Finance Agency Revenue Harvard University 5.000%, 10/15/40	800,000	941,552
Massachusetts State Health & Educational Facilities Authority Revenue Harvard University 5.500%, 11/15/36	4,300,000	5,234,218
Massachusetts State Health & Educational Facilities Authority Revenue Massachusetts Institute of Technology
5.500%, 07/01/32	950,000	1,375,163
6.000%, 07/01/36	675,000	847,489
Missouri State Health & Educational Facilities Authority Revenue Washington University 5.000%, 11/15/39	1,900,000	2,251,386
New Hampshire Health & Educational Facilities Authority Revenue, Wentworth Douglas Hospital 6.500%, 01/01/41	600,000	703,494
New Jersey Economic Development Authority Lease Revenue Zero Coupon, 02/15/18 (AGM)	3,400,000	2,871,946
New Jersey Economic Development Authority Special Facilities Revenue, Continental Airlines, Inc. Project 7.000%, 11/15/30 (b)	117,000	117,509
New Jersey State Transportation Trust Fund Authority Transportation Systems 5.500%, 06/15/41	2,000,000	2,345,160
New York City Transitional Finance Authority Revenue Future Tax Secured 5.000%, 11/01/33	300,000	353,583

MIST-298

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Municipals—(Continued)

Security Description	Par Amount†	Value
New York State Dormitory Authority Revenues Non State Supported Debt, Columbia University
5.000%, 07/01/38	2,500,000	$2,861,200
5.000%, 10/01/41	2,040,000	2,378,864
New York State Dormitory Authority Revenues Non State Supported Debt, Cornell University
5.000%, 07/01/35	175,000	202,951
5.000%, 07/01/40	1,200,000	1,375,416
Port Authority of New York & New Jersey 4.458%, 10/01/62	460,000	460,000
Port of Corpus Christi Authority TX Celanese Project 6.700%, 11/01/30	1,500,000	1,516,620
San Francisco CA Public Utilities Commission Water Revenue 5.000%, 11/01/37	2,470,000	2,860,705
Selma AL, Industrial Development Board Revenue Gulf Opportunity Zone, International Paper Co. Projects 6.250%, 11/01/33	800,000	908,392
South Carolina State Public Service Authority 5.000%, 12/01/43	3,100,000	3,516,330
St. John Baptist Parish LA, Revenue Bond Marathon Oil Corp. 5.125%, 06/01/37	1,710,000	1,814,874
State of Florida 4.000%, 06/01/27	1,375,000	1,554,795
Sweetwater County WY, Solid Waste Disposal Revenue FMC Corp. Project 5.600%, 12/01/35	1,670,000	1,773,490
Tarrant Regional Water District 5.000%, 03/01/52	1,300,000	1,469,637
Texas A&M University Permanent University Fund 5.000%, 07/01/30	530,000	671,833
Texas Brazos Harbor Industrial Development Corp., Environmental Facilities Revenue Dow Chemical Project. 5.900%, 05/01/38 (b)	1,505,000	1,706,098
University of Texas System 5.000%, 08/15/43	395,000	463,130
Washington State General Obligation Unlimited, Motor Vehicle Fuel Taxable 5.000%, 08/01/39	1,050,000	1,211,763
Wisconsin State General Reserve 5.750%, 05/01/33	134,000	161,343
Yavapai County AZ, Industrial Development Authority Solid Waste Disposal Revenue Waste Management, Inc. Project 4.900%, 03/01/28	300,000	316,050

Total Municipals (Cost $61,829,251)		69,243,734

Convertible Bonds—4.4%

Biotechnology—0.2%
Cubist Pharmaceuticals, Inc. 2.500%, 11/01/17	800,000	1,399,000

Biotechnology—(Continued)
PDL BioPharma, Inc. 3.750%, 05/01/15	1,050,000	$1,296,750

		2,695,750

Computers & Peripherals—0.2%
SanDisk Corp. 1.500%, 08/15/17 (a)	1,825,000	2,074,797

Construction & Engineering—0.1%
MasTec, Inc. 4.000%, 06/15/14	495,000	690,216

Electrical Equipment—0.2%
General Cable Corp. 4.500%, 11/15/29 (j)	2,420,000	2,601,500

Electronic Equipment, Instruments & Components—0.2%
Vishay Intertechnology, Inc. 2.250%, 05/15/41 (144A) (a)	2,545,000	1,919,884

Health Care Equipment & Supplies—0.7%
Hologic, Inc. 2.000%, 12/15/37 (j)	3,000,000	3,378,750
2.000%, 03/01/42 (j)	1,400,000	1,369,375
NuVasive, Inc. 2.750%, 07/01/17	3,680,000	3,530,500

		8,278,625

Health Care Providers & Services—0.1%
Omnicare, Inc. 3.250%, 12/15/35	568,000	563,740

Insurance—0.1%
Fidelity National Financial, Inc. 4.250%, 08/15/18	850,000	1,039,958

Internet Software & Services—0.1%
WebMD Health Corp. 2.250%, 03/31/16	800,000	744,000
2.500%, 01/31/18	485,000	402,853

		1,146,853

Machinery—0.3%
Greenbrier Cos., Inc. 3.500%, 04/01/18	1,190,000	1,080,669
Navistar International Corp. 3.000%, 10/15/14 (a)	2,800,000	2,497,250

		3,577,919

Marine—0.0%
Golar LNG, Ltd. 3.750%, 03/07/17	300,000	300,261

Metals & Mining—0.2%
Vedanta Resources Jersey, Ltd. 5.500%, 07/13/16	2,200,000	2,115,300

MIST-299

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Convertible Bonds—(Continued)

Security Description	Par Amount†	Value

Oil, Gas & Consumable Fuels—0.5%
Alpha Appalachia Holdings, Inc. 3.250%, 08/01/15 (a)	3,264,000	$3,027,360
Chesapeake Energy Corp. 2.500%, 05/15/37 (a)	715,000	645,735
2.250%, 12/15/38	1,250,000	1,013,281
James River Coal Co. 3.125%, 03/15/18	2,035,000	712,250

		5,398,626

Paper & Forest Products—0.0%
Sino-Forest Corp. 5.000%, 08/01/13 (d)	500,000	73,750
4.250%, 12/15/16 (144A) (d)	1,246,000	183,785

		257,535

Semiconductors & Semiconductor Equipment—1.0%
Intel Corp. 2.950%, 12/15/35	4,130,000	4,512,025
3.250%, 08/01/39	904,000	1,118,700
JA Solar Holdings Co., Ltd. 4.500%, 05/15/13 (a)	595,000	568,225
Lam Research Corp. 1.250%, 05/15/18 (a)	2,199,000	2,135,779
Novellus Systems, Inc. 2.625%, 05/15/41	3,110,000	3,469,593

		11,804,322

Software—0.5%
Concur Technologies, Inc.
2.500%, 04/15/15 (144A)	430,000	654,406
Mentor Graphics Corp.
4.000%, 04/01/31	2,213,000	2,497,924
Nuance Communications, Inc.
2.750%, 11/01/31 (144A) (a)	1,745,000	2,025,291

		5,177,621

Total Convertible Bonds (Cost $48,553,258)		49,642,907

Asset-Backed Securities—4.4%

Asset-Backed - Automobile—0.4%
American Credit Acceptance Receivables Trust
4.050%, 02/15/18 (144A)	321,000	322,412
AmeriCredit Automobile Receivables Trust
4.200%, 11/08/16	400,000	422,199
4.040%, 07/10/17	300,000	318,976
CarNow Auto Receivables Trust
3.240%, 03/15/16 (144A)	200,000	200,461
DT Auto Owner Trust
2.260%, 10/16/17 (144A)	750,000	751,915
Ford Auto Securitization Trust
2.431%, 11/15/14 (144A) (CAD)	431,751	446,817
Prestige Auto Receivables Trust
3.900%, 07/16/18 (144A)	577,000	598,453

Asset-Backed - Automobile—(Continued)
Santander Drive Auto Receivables Trust
3.780%, 11/15/17	400,000	$419,708
2.700%, 08/15/18	650,000	660,452

		4,141,393

Asset-Backed - Credit Card—0.2%
Chase Issuance Trust
1.521%, 08/15/15 (b)	600,000	607,001
MBNA Credit Card Master Note Trust
0.281%, 10/15/15 (b)	1,900,000	1,900,483

		2,507,484

Asset-Backed - Home Equity—2.3%
Accredited Mortgage Loan Trust
0.367%, 09/25/36 (b)	1,427,541	1,301,166
ACE Securities Corp.
6.500%, 08/15/30 (144A) (b)	1,240,029	1,304,269
0.397%, 03/25/36 (b)	696,643	659,438
0.267%, 08/25/36 (b)	65,270	64,080
Aegis Asset Backed Securities Trust
0.487%, 12/25/35 (b)	1,154,321	1,043,500
Ameriquest Mortgage Securities, Inc.
4.111%, 06/25/33 (b)	25,000	8,013
Asset Backed Securities Corp.
0.657%, 04/25/35 (b)	224,817	220,868
Bayview Financial Acquisition Trust
0.716%, 06/28/44 (b)	418,342	244,597
Bear Stearns Asset Backed Securities Trust
1.067%, 12/25/33 (b)	320,284	275,712
1.267%, 10/25/34 (b)	835,000	696,778
0.347%, 10/25/36 (b)	312,495	306,182
CDC Mortgage Capital Trust
1.567%, 08/25/33 (b)	255,190	222,688
Carrington Mortgage Loan Trust
0.952%, 02/25/35 (b)	329,429	321,209
0.617%, 09/25/35 (b)	109,059	105,366
0.327%, 07/25/36 (b)	395,309	379,099
0.337%, 02/25/37 (b)	53,367	52,718
0.317%, 06/25/37 (b)	141,367	135,019
Citicorp Residential Mortgage Securities, Inc.
5.939%, 07/25/36 (e)	1,560,000	1,559,523
5.775%, 09/25/36 (e)	1,221,035	1,186,927
5.703%, 11/25/36	2,342,306	2,276,549
5.892%, 03/25/37 (e)	1,325,000	1,315,238
Citigroup Mortgage Loan Trust, Inc.
0.967%, 05/25/35 (144A) (b)	429,900	342,260
1.117%, 07/25/37 (b)	56,802	56,199
0.277%, 07/25/45 (b)	387,220	303,700
Countrywide Asset-Backed Certificates 4.456%, 10/25/35 (b)	356,142	358,075
0.467%, 04/25/36 (b)	382,158	361,600
0.397%, 06/25/36 (b)	531,655	510,813
0.397%, 08/25/36 (b)	364,225	346,283
0.417%, 02/25/37 (144A) (b)	376,846	208,312
0.267%, 07/25/37 (b)	12,161	12,137
5.683%, 10/25/46 (b)	309,309	309,489

MIST-300

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Par Amount†	Value

Asset-Backed - Home Equity—(Continued)
Ellington Loan Acquisition Trust 1.117%, 05/25/37 (144A) (b)	467,824	$459,652
1.217%, 05/26/37 (144A) (b)	164,374	162,691
1.017%, 05/27/37 (144A) (b)	346,050	341,049
FBR Securitization Trust 0.917%, 10/25/35 (b)	154,987	103,702
First Franklin Mortgage Loan Trust 0.757%, 09/25/34 (b)	155,938	151,925
0.667%, 03/25/35 (b)	195,242	194,243
0.727%, 09/25/35 (b)	615,409	597,588
Fremont Home Loan Trust 0.327%, 02/25/36 (b)	4,773	4,737
GSAMP Trust 0.862%, 03/25/35 (b)	139,706	136,762
0.317%, 08/25/36 (b)	177,702	175,037
0.347%, 01/25/37 (b)	162,505	150,470
Home Equity Asset Trust
0.497%, 12/25/35 (b)	219,691	215,594
0.597%, 01/25/36 (b)	465,508	448,527
0.327%, 03/25/37 (b)	770,596	735,496
Irwin Home Equity Corp.
0.917%, 04/25/30 (b)	431,209	364,988
JP Morgan Mortgage Acquisition Corp. 0.457%, 12/25/35 (b)	98,747	98,328
MASTR Asset Backed Securities Trust
0.647%, 05/25/35 (b)	34,935	34,809
Morgan Stanley ABS Capital I
0.277%, 12/25/36 (b)	142,582	62,604
Novastar Home Equity Loan
0.587%, 01/25/36 (b)	1,000,000	915,019
Option One Mortgage Loan Trust
0.477%, 11/25/35 (b)	646,486	635,525
0.337%, 02/25/38 (b)	73,162	72,667
Residential Asset Mortgage Products, Inc.
0.687%, 07/25/35 (b)	525,000	513,462
0.377%, 08/25/36 (b)	325,002	288,759
Residential Asset Securities Corp.
0.687%, 12/25/34 (b)	252,018	245,039
0.657%, 08/25/35 (b)	409,243	393,789
0.467%, 01/25/36 (b)	31,521	30,340
Soundview Home Loan Trust
0.407%, 02/25/36 (b)	315,730	299,243
0.337%, 01/25/37 (b)	36,968	36,842
Specialty Underwriting & Residential Finance 0.467%, 09/25/36 (b)	38,274	38,111
Structured Asset Investment Loan Trust 0.617%, 05/25/35 (b)	295,828	293,331
0.417%, 01/25/36 (b)	552,637	522,689
Structured Asset Securities Corp. 4.510%, 02/25/35 (e)	4,228	4,232
0.347%, 03/25/37 (b)	300,000	251,247
Wells Fargo Home Equity Trust
0.567%, 11/25/35 (b)	117,407	116,569
0.627%, 11/25/35 (b)	311,000	291,275

		25,874,148

Asset-Backed - Other—1.5%
Beacon Container Finance LLC
3.720%, 09/20/27 (144A)	250,000	$249,989
Conn Funding II LP
4.266%, 04/15/16 (144A) (b)	618,293	617,526
Conseco Finance Securitizations Corp.
7.360%, 08/01/32	1,618	1,717
6.910%, 05/01/33 (e)	2,542	2,666
6.681%, 12/01/33 (b)	45,775	47,910
Conseco Financial Corp.
6.240%, 12/01/28 (b)	54,243	56,379
7.860%, 03/01/30 (b)	118,000	103,485
Credit-Based Asset Servicing and Securitization LLC 6.250%, 10/25/36 (144A) (e)	375,000	366,846
0.307%, 04/25/37 (b)	370,826	242,225
Cronos Containers Program, Ltd. 3.810%, 09/18/27 (144A)	500,000	507,133
Dominos Pizza Master Issuer LLC 5.216%, 01/25/42 (144A)	3,692,100	4,122,224
Global SC Finance SRL 4.110%, 07/19/27 (144A)	688,333	723,819
Greenpoint Manufactured Housing 8.450%, 06/20/31 (b)	146,168	140,045
Leaf II Receivables Funding LLC 2.670%, 09/15/20 (144A)	538,712	536,417
5.500%, 09/15/20 (144A)	367,451	322,718
4.900%, 02/20/22 (144A)	600,000	598,740
Lehman ABS Manufactured Housing Contract Trust 5.873%, 04/15/40	282,282	309,588
Madison Avenue Manufactured Housing Contract 2.467%, 03/25/32 (b)	1,500,000	1,394,116
3.467%, 03/25/32 (b)	250,000	226,445
Mid-State Capital Trust 5.250%, 12/15/45 (144A)	496,296	514,359
7.000%, 12/15/45 (144A)	586,531	613,894
Mid-State Trust 7.540%, 02/15/36	48,924	46,252
Origen Manufactured Housing Contract Trust 5.910%, 01/15/35 (b)	564,604	610,250
5.460%, 11/15/35 (b)	350,000	371,485
5.460%, 06/15/36 (b)	333,689	353,642
Oxford Finance Funding Trust 3.900%, 03/15/17 (144A)	474,762	474,762
TAL Advantage LLC 4.310%, 05/20/26 (144A)	736,667	766,830
Textainer Marine Containers, Ltd. 4.210%, 04/15/27 (144A)	862,500	912,554
Westgate Resorts LLC 3.000%, 01/20/25 (144A)	1,050,000	1,050,000
4.500%, 01/20/25 (144A)	650,000	650,000

		16,934,016

Total Asset-Backed Securities (Cost $47,395,329)		49,457,041

MIST-301

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Convertible Preferred Stocks—(Continued)

Security Description	Shares/Par Amount†	Value

Preferred Stocks—1.3%

Commercial Banks—0.5%
BB&T Corp.*	80,000	$2,045,600
U.S. Bancorp, Series F, 6.500% (b)	50,000	1,455,000
U.S. Bancorp, Series G, 6.000% (a) (b)	75,000	2,098,500

		5,599,100

Diversified Financial Services—0.5%
Citigroup Capital XIII, 7.875% (b)	174,166	4,850,523
GMAC Capital Trust I, Series 2, 8.125% (b)	56,000	1,406,160

		6,256,683

Diversified Telecommunication Services—0.3%
Qwest Corp., 7.375% (a)	109,000	2,929,920

Total Preferred Stocks (Cost $13,766,140)		14,785,703

Convertible Preferred Stocks—0.7%

Auto Components—0.2%
Goodyear Tire & Rubber Co. (The) 5.875%, 04/01/14 (a)	58,180	2,569,811

Commercial Banks—0.3%
Wells Fargo & Co., Series L 7.500%, 12/31/49	3,015	3,732,570

Real Estate Management & Development—0.2%
Forest City Enterprises, Inc., Series A 7.000%, 03/09/13	33,370	1,801,980

Total Convertible Preferred Stocks (Cost $7,203,327)		8,104,361

Common Stocks—0.1%

Airlines—0.0%
Delta Air Lines, Inc.*	2,000	18,320
United Continental Holdings, Inc.* (a)	544	10,608

		28,928

Auto Components—0.0%
Lear Corp.	3,422	129,317

Building Products—0.0%
Owens Corning* (a)	2,967	99,276

Capital Markets—0.0%
Legg Mason, Inc. (a)	10,264	253,316

Commercial Services & Supplies—0.0%
Comdisco Holding Co., Inc.*	83	398

Diversified Financial Services—0.0%
BTA Bank JSC (GDR) (144A)* (f)	1,133	$1,077
Leucadia National Corp. (a)	36	819

		1,896

Diversified Telecommunication Services—0.0%
Cincinnati Bell, Inc.* (a)	35	200

Food Products—0.0%
Smithfield Foods, Inc.* (a)	2,165	42,542

Insurance—0.0%
CNO Financial Group, Inc. (a)	5,666	54,677

Marine—0.1%
Horizon Lines, Inc.* (a)	273,162	376,964

Paper & Forest Products—0.0%
Ainsworth Lumber Co., Ltd.*	54,081	130,375

Total Common Stocks (Cost $1,967,783)		1,117,889

Warrants—0.0%

Containers & Packaging—0.0%
Smurfit Kappa Group plc, expires 10/01/2013* (f)	42	2,200

Marine—0.0%
Horizon Lines, Inc., expires 09/27/2036*	133,679	7,325

Sovereign—0.0%
Venezuela Government International Bond, expires 04/15/2020*	1,700	47,600

Total Warrants (Cost $63,608)		57,125

Short-Term Investments—12.7%

Mutual Fund—10.8%
State Street Navigator Securities Lending Prime Portfolio (k)	122,130,215	122,130,215

Repurchase Agreement—1.9%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/28/12 at 0.010% to be repurchased at $21,616,018 on 10/01/12, collateralized by $22,050,000 U.S. Treasury Note at 0.250% due 06/30/14 with a value of $22,050,000.	21,616,000	21,616,000

Total Short-Term Investments (Cost $143,746,215)		143,746,215

Total Investments—110.0% (Cost $1,176,664,723#)		1,250,181,410
Other assets and liabilities (net)—(10.0)%		(114,005,134)

Net Assets—100.0%		$1,136,176,276

MIST-302

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

†	Par amount stated in U.S. dollars unless otherwise noted.
#	As of September 30, 2012, the aggregate cost of investments was $1,176,664,723. The aggregate unrealized appreciation and depreciation of investments were $88,509,526 and $(14,992,839), respectively, resulting in net unrealized appreciation of $73,516,687.
*	Non-income producing security.
(a)	All or a portion of the security was held on loan. As of September 30, 2012, the market value of securities loaned was $118,574,394 and the collateral received consisted of cash in the amount of $122,130,215. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Variable or floating rate security. The stated rate represents the rate at September 30, 2012. Maturity date shown for callable securities reflects the earliest possible call date.
(c)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(d)	Security is in default and/or issuer is in bankruptcy.
(e)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(f)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2012, these securities represent less than 0.05% of net assets.
(g)	Interest only security.
(h)	This loan will settle after September 30, 2012, at which time the interest rate will be determined.
(i)	Principal only security.
(j)	Security is a “step-down” bond where the coupon decreases or steps down at a predetermined date. Rate shown is current coupon rate.
(k)	Represents investment of cash collateral received from securities lending transactions.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2012, the market value of 144A securities was $313,063,919, which is 27.6% of net assets.
(AGM)—	Assured Guaranty Municipal Corporation
(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(CNH)—	Chinese Renminbi
(DKK)—	Danish Krone
(EUR)—	Euro
(GDR)—	A Global Depositary Receipt is a negotiable certificate issued by one country’s bank against a certain number of shares of a company’s stock held in its custody but traded on the stock exchange of another country.
(IDR)—	Indonesian Rupiah
(MXN)—	Mexican Peso
(NOK)—	Norwegian Krone
(PHP)—	Philippine Peso
(REIT)—	A Real Estate Investment Trust is a pooled investment vehicle that invests primarily in income-producing real estate or real estate related loans or interest.
(SEK)—	Swedish Krona
(TRY)—	Turkish Lira

Futures Contracts

The futures contracts outstanding as of September 30, 2012 were as follows:

Futures Contracts—Long	Exchange	Expiration Date	Number of Contracts	Contract Amount	Valuation as of September 30, 2012	Unrealized Depreciation
U.S. Treasury Bond 30 Year Futures	Chicago Board of Trade	12/19/2012	17	$2,542,110	$2,539,375	$(2,735)
Utra Long U.S. Treasury Bond Futures	Chicago Board of Trade	12/19/2012	73	12,169,210	12,060,969	(108,241)

Net Unrealized Depreciation						$(110,976)

Futures Contracts—Short	Exchange	Expiration Date	Number of Contracts	Contract Amount	Valuation as of September 30, 2012	Unrealized Depreciation
U.S. Treasury Note 10 Year Futures	Chicago Board of Trade	12/19/2012	(538)	$(71,409,603)	$(71,814,594)	$(404,991)
U.S. Treasury Note 2 Year Futures	Chicago Board of Trade	12/31/2012	(49)	(10,801,302)	(10,806,030)	(4,728)
U.S. Treasury Note 5 Year Futures	Chicago Board of Trade	12/31/2012	(653)	(81,072,222)	(81,385,227)	(313,005)

Net Unrealized Depreciation						$(722,724)

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts to buy:

Settlement Date	Counterparty	Contracts to Buy		Value at September 30, 2012	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
3/15/2013	JPMorgan Chase Bank N.A.	152,000,000	INR	$2,799,620	$2,802,360	$(2,740)
3/15/2013	UBS AG	152,000,000	INR	2,799,620	2,739,711	59,909
10/12/2012	Brown Brother Harrman & Co.	8,700,000	MYR	2,844,262	2,801,933	42,329

MIST-303

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule Investments as of September 30, 2012 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Settlement Date	Counterparty	Contracts to Buy		Value at September 30, 2012	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
12/14/2012	UBS AG	16,000,000	NOK	$2,785,295	$2,794,538	$(9,243)
3/15/2013	JPMorgan Chase Bank N.A.	43,000,000	RUB	1,341,707	1,346,696	(4,989)
3/15/2013	UBS AG	86,000,000	RUB	2,683,414	2,742,346	(58,932)
10/3/2012	Brown Brothers Harriman & Co.	2,000,000	TRY	1,112,507	1,116,913	(4,406)

Net Unrealized Appreciation						$21,928

Forward foreign currency exchange contracts to sell:

Settlement Date	Counterparty	Contracts to Deliver		Value at September 30, 2012	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
11/19/2012	Citibank N.A.	4,730,000	AUD	$4,886,298	$4,922,388	$36,090
10/15/2012	Brown Brothers Harriman & Co.	14,700,000	EUR	18,892,634	18,965,572	72,938
11/13/2012	UBS AG	19,850,000	NOK	3,459,495	3,331,751	(127,744)
11/15/2012	UBS AG	12,765,000	SEK	1,940,763	1,907,059	(33,704)

Net Unrealized Depreciation						$(52,420)

Forward foreign cross-currency exchange contracts:

Settlement Date	Counterparty	Contracts to Buy		Contracts to Deliver		Net Unrealized Depreciation
12/14/2012	JPMorgan Chase Bank N.A.	16,000,000	NOK	18,444,144	SEK	$(16,499)

(AUD)—	Australian Dollar
(EUR)—	Euro
(INR)—	Indian Rupee
(MYR)—	Malaysian Ringgit
(NOK)—	Norwegian Krone
(RUB)—	Russian Rouble
(SEK)—	Swedish Krona
(TRY)—	Turkish Lira

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

MIST-304

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Fair Value Hierarchy—(Continued)

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2012:

Description	Level 1	Level 2	Level 3	Total
Foreign Bonds & Debt Securities
Air Freight & Logistics	$—	$1,583,310	$—	$1,583,310
Airlines	—	717,750	—	717,750
Beverages	—	683,550	—	683,550
Building Products	—	578,750	—	578,750
Capital Markets	—	33,745,358	—	33,745,358
Chemicals	—	8,219,973	—	8,219,973
Commercial Banks	—	41,444,637	—	41,444,637
Computers & Peripherals	—	1,337,550	—	1,337,550
Construction & Engineering	—	3,480,156	—	3,480,156
Construction Materials	—	3,387,449	—	3,387,449
Consumer Finance	—	4,173,261	—	4,173,261
Containers & Packaging	—	4,411,249	—	4,411,249
Distributors	—	1,475,912	—	1,475,912
Diversified Financial Services	—	10,766,451	—	10,766,451
Diversified Telecommunication Services	—	8,937,068	—	8,937,068
Electric Utilities	—	9,841,743	—	9,841,743
Electrical Equipment	—	25,831	—	25,831
Energy Equipment & Services	—	9,751,453	—	9,751,453
Food Products	—	9,878,356	—	9,878,356
Gas Utilities	—	794,363	—	794,363
Hotels, Restaurants & Leisure	—	5,483,136	—	5,483,136
Household Durables	—	6,224,030	—	6,224,030
Independent Power Producers & Energy Traders	—	992,810	—	992,810
Insurance	—	29,759,431	—	29,759,431
Machinery	—	1,798,929	—	1,798,929
Media	—	5,264,888	—	5,264,888
Metals & Mining	—	21,526,041	—	21,526,041
Oil, Gas & Consumable Fuels	—	11,557,294	0	11,557,294
Pharmaceuticals	—	1,152,938	—	1,152,938
Provincial	—	897,292	—	897,292
Road & Rail	—	1,864,651	—	1,864,651
Semiconductors & Semiconductor Equipment	—	94,274	—	94,274
Sovereign	—	67,939,661	—	67,939,661
Trading Companies & Distributors	—	1,705,875	—	1,705,875
Wireless Telecommunication Services	—	4,511,625	—	4,511,625
Total Foreign Bonds & Debt Securities	—	316,007,045	0	316,007,045
Domestic Bonds & Debt Securities
Aerospace & Defense	—	672,000	—	672,000
Airlines	—	1,368,185	—	1,368,185
Auto Components	—	253,750	0	253,750
Beverages	—	1,698,730	—	1,698,730
Building Products	—	5,602,656	—	5,602,656
Capital Markets	—	28,734,754	—	28,734,754
Chemicals	—	4,854,180	—	4,854,180
Commercial Banks	—	16,331,260	—	16,331,260
Communications Equipment	—	737,800	—	737,800
Construction & Engineering	—	1,080,000	—	1,080,000
Construction Materials	—	452,625	—	452,625
Consumer Finance	—	4,057,513	—	4,057,513
Containers & Packaging	—	3,202,381	—	3,202,381
Diversified Consumer Services	—	6,969,458	—	6,969,458
Diversified Financial Services	—	16,977,686	—	16,977,686
Diversified Telecommunication Services	—	11,467,762	—	11,467,762
Electric Utilities	—	9,425,968	—	9,425,968
Electrical Equipment	—	2,305,446	—	2,305,446
Electronic Equipment, Instruments & Components	—	1,100,000	—	1,100,000
Energy Equipment & Services	—	6,743,860	—	6,743,860

MIST-305

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Food & Staples Retailing	$—	$1,035,039	$—	$1,035,039
Food Products	—	3,116,636	—	3,116,636
Gas Utilities	—	5,282,842	—	5,282,842
Health Care Equipment & Supplies	—	2,640,000	—	2,640,000
Health Care Providers & Services	—	8,065,612	—	8,065,612
Hotels, Restaurants & Leisure	—	4,263,887	—	4,263,887
Household Durables	—	4,133,975	—	4,133,975
Household Products	—	1,772,410	—	1,772,410
Independent Power Producers & Energy Traders	—	4,123,885	—	4,123,885
Insurance	—	29,275,821	—	29,275,821
Internet & Catalog Retail	—	745,691	—	745,691
IT Services	—	1,669,977	—	1,669,977
Machinery	—	6,324,315	—	6,324,315
Media	—	690,606	—	690,606
Metals & Mining	—	4,720,256	—	4,720,256
Oil, Gas & Consumable Fuels	—	36,427,128	—	36,427,128
Paper & Forest Products	—	640,500	—	640,500
Real Estate Investment Trusts	—	14,476,823	—	14,476,823
Real Estate Management & Development	—	2,627,950	—	2,627,950
Road & Rail	—	761,250	—	761,250
Semiconductors & Semiconductor Equipment	—	186,065	—	186,065
Thrifts & Mortgage Finance	—	1,767,696	—	1,767,696
Tobacco	—	2,563,600	—	2,563,600
Trading Companies & Distributors	—	2,122,356	—	2,122,356
Wireless Telecommunication Services	—	6,188,032	—	6,188,032
Total Domestic Bonds & Debt Securities	—	269,658,366	0	269,658,366
Mortgage-Backed Securities
Collateralized Mortgage Obligations	—	78,124,551	14	78,124,565
Commercial Mortgage-Backed Securities	—	47,407,672	—	47,407,672
Total Mortgage-Backed Securities	—	125,532,223	14	125,532,237
Total Loan Participations*	—	122,830,869	—	122,830,869
Total U.S. Treasury & Government Agencies*	—	79,997,918	—	79,997,918
Total Municipals	—	69,243,734	—	69,243,734
Total Convertible Bonds*	—	49,642,907	—	49,642,907
Total Asset-Backed Securities*	—	49,457,041	—	49,457,041
Total Preferred Stocks*	14,785,703	—	—	14,785,703
Total Convertible Preferred Stocks*	8,104,361	—	—	8,104,361
Common Stocks
Airlines	28,928	—	—	28,928
Auto Components	129,317	—	—	129,317
Building Products	99,276	—	—	99,276
Capital Markets	253,316	—	—	253,316
Commercial Services & Supplies	398	—	—	398
Diversified Financial Services	819	—	1,077	1,896
Diversified Telecommunication Services	200	—	—	200
Food Products	42,542	—	—	42,542
Insurance	54,677	—	—	54,677
Marine	376,964	—	—	376,964
Paper & Forest Products	130,375	—	—	130,375
Total Common Stocks	1,116,812	—	1,077	1,117,889
Warrants
Containers & Packaging	—	2,200	—	2,200
Marine	—	7,325	—	7,325
Sovereign	—	47,600	—	47,600
Total Warrants	—	57,125	—	57,125

MIST-306

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Description	Level 1	Level 2	Level 3	Total
Short-Term Investments
Mutual Fund	$122,130,215	$—	$—	$122,130,215
Repurchase Agreement	—	21,616,000	—	21,616,000
Total Short-Term Investments	122,130,215	21,616,000	—	143,746,215
Total Investments	$146,137,091	$1,104,043,228	$1,091	$1,250,181,410

Forward Contracts
Forward Foreign Currency Contracts (Unrealized Appreciation)	$—	$211,266	$—	$211,266
Forward Foreign Currency Contracts (Unrealized Depreciation)	—	(258,257)	—	(258,257)
Total Forward Contracts	$—	$(46,991)	$—	$(46,991)
Futures Contracts
Future Contracts (Unrealized Depreciation)	$(833,700)	$—	$—	$(833,700)
Total Futures Contracts	$(833,700)	$—	$—	$(833,700)

*	See Schedule of Investments for additional detailed categorizations.

Preferred Stocks in the amount of $505,999 were transferred from Level 2 to Level 1 due to increased trading activity.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2011	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Sales		Transfers out of Level 3	Balance as of September 30, 2012	Change in Unrealized Appreciation/ (Depreciation) from investments still held at September 30, 2012
Foreign Bonds & Debt Securities
Food Products	$3,742	$—	$—	$—	$—		$(3,742)	$—	$—
Oil, Gas & Consumable Fuels	0	—	—	—	—		—	0	—
Domestic Bonds & Debt Securities
Auto Components	0	—	—	—	—		—	0	—
Hotels, Restaurants & Leisure	0	2,183	(517,232)	515,049	0		—	—	—
Metals & Mining	0	—	(350,620)	350,782	(162)		—	—	—
Mortgage-Backed Securities
Collateralized Mortgage Obligations	15	—	—	(1)	—		—	14	(1)
Convertible Bonds
Marine	243,054	2,853	3	(57,470)	(188,440	) (a)	—	—	—
Common Stocks
Diversified Financial Services	1,144	—	—	(67)	—		—	1,077	(67)
Warrants
Containers & Packaging	1,312	—	—	—	—		(1,312)	—	—
Life Sciences Tools & Services	0	—	(9,369)	9,369	0		—	—	—
Marine	21,870	—	—	—	—		(21,870)	—	—

Total	$271,137	$5,036	$(877,218)	$817,662	$(188,602)		$(26,924)	$1,091	$(68)

(a)	Sales include principal reductions.

Foreign Bonds & Debt Securities in the amount of $3,742 and Warrants in the amount of $21,870 were transferred out of Level 3 due to the initiation of a vendor or broker providing prices that are based on market activity for significant observable inputs. Warrants in the amount of $1,312 were transferred out of Level 3 due to an increase in observable inputs.

MIST-307

Met Investors Series Trust

Pyramis® Government Income Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

U.S. Treasury & Government Agencies—95.0% of Net Assets

Security Description	Par Amount	Value

Agency Sponsored Mortgage-Backed—47.1%
Fannie Mae 10 Yr. Pool
4.000%, 10/01/15	$959,132	$1,026,485
4.000%, 06/01/19	1,000,000	1,070,223
Fannie Mae 15 Yr. Pool
4.000%, 08/01/18	6,961	7,465
4.000%, 09/01/18	4,464	4,787
5.000%, 09/01/22	3,500,482	3,818,026
5.000%, 03/01/23	82,061	89,261
4.500%, 12/01/23	596,076	645,292
4.000%, 04/01/24	1,187,004	1,270,730
4.000%, 05/01/24	174,946	187,286
4.000%, 07/01/24	19,836	21,235
4.000%, 10/01/24	148,946	159,452
4.000%, 02/01/25	400,000	428,089
4.000%, 03/01/25	425,055	454,903
4.000%, 06/01/25	20,932	22,402
4.000%, 09/01/25	1,234,760	1,321,469
3.500%, 10/01/25	198,969	211,982
4.000%, 10/01/25	2,782,887	2,978,310
3.500%, 11/01/25	69,540	74,088
3.500%, 12/01/25	23,159	24,674
3.500%, 01/01/26	134,913	145,844
3.500%, 02/01/26	98,672	106,667
4.000%, 04/01/26	159,418	170,663
3.500%, 06/01/26	90,049	97,345
4.000%, 07/01/26	4,000,001	4,282,144
3.500%, 08/01/26	902,867	963,316
3.500%, 09/01/26	357,676	382,430
4.000%, 09/01/26	1,228,945	1,336,368
4.000%, 10/01/26	18,485	19,789
4.000%, 11/01/26	1,338,997	1,456,040
3.500%, 12/01/26	1,455,297	1,550,476
3.000%, 04/01/27	253,211	270,349
3.000%, 05/01/27	1,218,947	1,296,765
3.000%, 06/01/27	1,290,919	1,377,282
3.000%, 07/01/27	304,452	325,247
2.500%, TBA (a)	15,000,000	15,768,750
3.000%, TBA (a)	2,500,000	2,650,781
Fannie Mae 30 Yr. Pool
6.500%, 12/01/32	120,734	140,387
5.500%, 06/01/33	154,403	171,372
5.500%, 11/01/33	147,272	163,457
5.500%, 02/01/34	143,032	158,752
5.500%, 08/01/34	201,236	222,220
5.000%, 10/01/34	712,402	783,038
5.500%, 11/01/34	8,690,225	9,631,699
5.500%, 12/01/34	371,851	412,004
5.500%, 01/01/35	1,356,055	1,497,457
5.000%, 04/01/35	5,359,557	5,890,397
5.500%, 04/01/35	1,578,165	1,740,756
5.000%, 05/01/35	1,268,559	1,390,229
5.500%, 05/01/35	32,087	35,392
5.500%, 06/01/35	10,788	11,900
5.000%, 07/01/35	7,346,328	8,074,180
5.500%, 07/01/35	35,881	39,577
6.500%, 07/01/35	127,710	147,709
5.500%, 09/01/35	376,697	415,506
5.500%, 10/01/35	1,172,019	1,293,853

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae 30 Yr. Pool
5.500%, 11/01/35	$1,102,241	$1,215,798
5.000%, 12/01/35	2,632,065	2,983,105
5.500%, 12/01/35	713,259	789,588
6.500%, 12/01/35	1,183,549	1,383,296
5.500%, 01/01/36	2,879,582	3,176,251
5.500%, 02/01/36	8,727	9,626
5.500%, 03/01/36	47,123	51,979
5.500%, 04/01/36	189,000	208,058
5.500%, 05/01/36	1,101,679	1,222,752
5.500%, 06/01/36	195,024	214,141
6.500%, 08/01/36	2,134,872	2,482,392
5.500%, 11/01/36	84,806	93,543
5.500%, 12/01/36	13,690	15,101
5.500%, 01/01/37	154,704	170,643
5.500%, 03/01/37	29,703	32,763
6.000%, 05/01/37	3,365,450	3,725,433
5.000%, 07/01/37	692,651	761,329
5.500%, 08/01/37	2,189,393	2,425,842
6.000%, 09/01/37	368,642	408,074
6.000%, 10/01/37	882,517	976,915
5.500%, 02/01/38	9,145,049	10,150,087
6.000%, 02/01/38	545,285	603,611
6.000%, 07/01/38	153,867	170,325
5.500%, 09/01/38	4,742,564	5,231,164
6.000%, 09/01/38	250,489	277,283
5.500%, 10/01/38	106,067	116,995
6.000%, 10/01/38	164,600	182,206
6.000%, 11/01/38	1,066,393	1,180,459
6.000%, 12/01/38	3,397,794	3,761,237
4.000%, 04/01/39	856,123	923,294
4.500%, 04/01/39	317,138	352,883
6.000%, 09/01/39	1,192,725	1,320,304
6.000%, 04/01/40	3,631,428	4,019,861
6.000%, 06/01/40	6,977,672	7,724,034
4.000%, 11/01/40	1,650,603	1,808,478
4.000%, 12/01/40	2,237,615	2,459,678
4.000%, 01/01/41	553,968	606,953
4.000%, 02/01/41	255,797	280,263
4.500%, 02/01/41	252,056	280,466
4.000%, 03/01/41	178,165	192,255
4.500%, 03/01/41	2,577,574	2,868,098
4.500%, 04/01/41	13,272,067	14,658,123
4.500%, 05/01/41	6,601,318	7,170,019
4.500%, 07/01/41	1,528,939	1,693,678
6.000%, 07/01/41	3,369,553	3,787,889
3.500%, 08/01/41	436,886	469,125
4.500%, 08/01/41	4,957,006	5,430,761
4.000%, 09/01/41	1,381,820	1,491,220
4.500%, 09/01/41	1,877,574	2,089,199
4.000%, 10/01/41	183,005	200,509
4.000%, 11/01/41	4,592,772	5,001,715
4.500%, 11/01/41	10,411,042	11,517,824
4.000%, 12/01/41	592,781	649,479
3.500%, 02/01/42	1,468,703	1,598,657
4.000%, 02/01/42	1,500,878	1,640,374
3.500%, 03/01/42	720,908	779,220
4.000%, 03/01/42	2,486,007	2,723,186

MIST-308

Met Investors Series Trust

Pyramis® Government Income Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Par Amount	Value

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae 30 Yr. Pool
3.500%, 04/01/42	$274,633	$294,900
4.000%, 04/01/42	5,675,404	6,208,147
3.500%, 05/01/42	4,771,787	5,130,554
4.000%, 05/01/42	1,088,781	1,190,198
4.000%, 06/01/42	1,634,993	1,787,289
4.000%, 07/01/42	8,728,324	9,541,344
3.500%, 09/01/42	954,189	1,024,753
3.000%, TBA (a)	8,800,000	9,292,250
3.500%, TBA (a)	18,300,000	19,589,703
4.000%, TBA (a)	8,500,000	9,160,079
4.500%, TBA (a)	8,100,000	8,769,516
5.000%, TBA (a)	100,000	109,094
5.500%, TBA (a)	4,200,000	4,604,907
Fannie Mae Pool
6.500%, 07/01/32	408,135	472,049
5.500%, 07/01/33	446,396	495,455
5.500%, 02/01/35	207,622	230,440
4.000%, 09/01/41	2,224,550	2,399,778
4.000%, 10/01/41	1,776,700	1,916,651
3.500%, 03/01/42	1,019,004	1,096,862
3.500%, 05/01/42	42,682	45,943
3.500%, 06/01/42	3,933,896	4,242,668
3.500%, 07/01/42	3,621,736	3,885,726
3.500%, 08/01/42	325,014	349,846
3.500%, 09/01/42	3,476,213	3,737,174
3.500%, 10/01/42	1,781,499	1,916,637
Fannie Mae REMICS
3.000%, 06/25/22	3,174,301	3,348,193
4.500%, 09/25/25	300,000	346,520
5.500%, 07/25/34	932,653	1,038,391
5.000%, 12/25/34	739,121	839,401
5.000%, 03/25/35	686,161	773,340
5.500%, 06/25/35	908,430	999,919
1.137%, 03/25/36 (b)	1,715,285	1,745,418
1.147%, 06/25/36 (b)	3,005,886	3,055,015
0.517%, 12/25/36 (b)	1,943,414	1,953,467
0.567%, 03/25/39 (b)	4,215,955	4,233,896
0.587%, 03/25/39 (b)	741,732	745,132
5.000%, 08/25/39	1,020,000	1,163,413
1.067%, 10/25/39 (b)	1,384,312	1,407,347
5.000%, 05/25/40	1,970,000	2,320,577
0.617%, 07/25/41 (b)	837,216	843,860
4.000%, 12/25/41	1,270,000	1,441,289
Freddie Mac 15 Yr. Gold Pool
4.000%, 06/01/24	1,676,805	1,785,648
4.000%, 07/01/24	1,420,038	1,512,214
4.000%, 09/01/25	1,128,091	1,201,316
Freddie Mac 30 Yr. Gold Pool
5.500%, 03/01/34	8,309,517	9,180,393
5.000%, 01/01/35	898,681	983,514
5.000%, 05/01/35	768,473	836,692
5.000%, 07/01/35	8,289,395	9,009,722
5.500%, 07/01/35	5,606,755	6,167,055
5.000%, 11/01/35	3,744,822	4,070,237
5.500%, 03/01/39	297,358	324,379
4.500%, 05/01/39	4,854,886	5,409,224
4.500%, 06/01/39	3,414,197	3,807,134

Agency Sponsored Mortgage-Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool
4.500%, 07/01/39	$4,567,814	$4,915,091
4.500%, 09/01/39	4,367,911	4,870,611
4.500%, 11/01/39	5,958,926	6,644,734
4.500%, 12/01/39	737,293	793,347
5.500%, 12/01/39	1,331,108	1,452,067
4.500%, 02/01/41	252,348	276,659
4.500%, 08/01/41	3,111,611	3,374,552
4.000%, 09/01/41	6,069,436	6,648,811
4.500%, 09/01/41	268,801	297,805
4.000%, 10/01/41	1,771,404	1,940,499
4.500%, 10/01/41	557,011	617,113
4.000%, 03/01/42	569,924	627,712
3.500%, 04/01/42	3,476,764	3,778,536
4.000%, 04/01/42	7,970,710	8,778,901
3.500%, TBA (a)	2,200,000	2,353,312
4.000%, TBA (a)	15,500,000	16,664,923
Freddie Mac Multifamily Structured Pass-Through Certificates
1.655%, 11/25/16	1,580,000	1,635,286
1.691%, 06/25/18	1,954,148	2,022,413
1.626%, 07/25/18	2,723,126	2,810,430
1.560%, 10/25/18	1,864,988	1,921,599
1.670%, 10/25/18	1,180,397	1,221,506
2.323%, 10/25/18	3,960,000	4,213,513
2.220%, 12/25/18	3,650,000	3,871,942
1.720%, 01/25/19	9,010,000	9,190,119
1.883%, 05/25/19	3,584,000	3,696,648
4.251%, 01/25/20	4,090,000	4,779,046
3.808%, 08/25/20	3,050,000	3,496,701
4.084%, 11/25/20 (b)	980,000	1,140,595
3.871%, 04/25/21	2,430,000	2,800,117
3.230%, 07/25/21	1,300,000	1,436,033
2.873%, 12/25/21	4,390,000	4,720,308
Freddie Mac REMICS
1.200%, 07/15/15	665,139	666,939
3.000%, 06/15/18	1,475,468	1,531,369
3.000%, 04/15/20	6,857,657	7,082,255
4.000%, 02/15/22	200,000	220,863
5.000%, 09/15/23	100,000	115,688
1.121%, 02/15/33 (b)	1,404,176	1,431,660
0.621%, 03/15/34 (b)	1,566,653	1,575,920
4.000%, 04/15/34	1,265,489	1,343,474
5.000%, 10/15/34	950,016	1,065,155
5.000%, 12/15/37	696,440	771,111
0.571%, 05/15/38 (b)	362,832	364,008
4.500%, 02/15/41	89,875	97,773
5.000%, 03/15/41	500,000	591,423
Freddie Mac Strips
0.521%, 07/15/36 (b)	928,693	931,092
Ginnie Mae
5.500%, 07/16/34	568,007	678,727
0.539%, 08/20/34 (b)	5,381,429	5,394,834
5.500%, 08/20/34	498,228	603,454
0.758%, 04/20/40 (c)	98,934	90,489
4.500%, 05/16/40	80,000	92,365
0.589%, 05/20/40 (c)	86,290	80,209
0.740%, 06/20/40 (c)	114,834	104,802

MIST-309

Met Investors Series Trust

Pyramis® Government Income Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Par Amount	Value

Agency Sponsored Mortgage-Backed—(Continued)
Ginnie Mae
0.565%, 07/20/60 (b)	$415,245	$411,910
0.544%, 08/20/60 (b)	330,272	328,388
0.544%, 09/20/60 (b)	331,137	329,214
0.744%, 12/20/60 (b)	885,113	888,988
0.734%, 02/20/61 (b)	435,783	437,459
0.744%, 02/20/61 (b)	119,321	119,844
0.744%, 04/20/61 (b)	325,074	326,471
0.744%, 05/20/61 (b)	328,868	330,454
0.744%, 05/20/61 (b)	315,905	317,348
0.774%, 06/20/61 (b)	462,472	465,052
0.844%, 10/20/61 (b)	1,628,667	1,643,917
Ginnie Mae I 15 Yr. Pool
4.500%, 03/15/25	2,602,744	2,836,190
4.500%, 05/15/25	142,088	155,351
4.500%, 06/15/25	383,907	419,744
4.000%, 03/15/26	381,646	414,588
4.000%, 04/15/26	1,138,286	1,236,539
4.000%, 05/15/26	991,748	1,077,354
4.000%, 06/15/26	463,023	502,990
Ginnie Mae I 30 Yr. Pool
6.000%, 06/15/36	3,633,454	4,155,633
5.000%, 03/15/39	367,351	412,483
5.000%, 07/15/39	955,116	1,055,828
4.500%, 08/15/39	6,646,879	7,367,204
5.000%, 08/15/39	517,184	580,724
5.000%, 09/15/39	558,159	626,732
5.500%, 10/15/39	134,716	149,942
5.000%, 11/15/39	177,426	199,224
5.000%, 04/15/40	159,735	176,714
4.500%, 06/15/40	3,381,519	3,735,110
4.500%, 07/15/40	677,661	747,963
5.000%, 08/15/40	539,040	605,265
4.000%, 09/15/40	3,388,470	3,808,021
4.000%, 03/15/41	1,561,440	1,754,773
4.500%, 03/15/41	3,214,141	3,557,927
4.500%, 04/15/41	427,101	470,717
5.000%, 04/15/41	439,305	493,115
5.000%, 09/15/41	352,117	389,215
4.000%, 10/15/41	1,067,398	1,197,639
3.500%, 11/15/41	619,430	683,433
4.000%, 12/15/41	1,099,647	1,234,693
3.500%, 01/15/42	57,849	63,826
3.500%, 02/15/42	2,356,930	2,600,463
3.500%, 03/15/42	631,943	696,757
3.500%, 05/15/42	621,950	685,713
Ginnie Mae II 30 Yr. Pool
6.000%, 05/20/38	7,424,364	8,395,498
6.000%, 06/20/38	7,219,545	8,163,888
6.000%, 08/20/38	3,311,932	3,745,145
6.500%, 08/20/38	8,749,275	10,088,031
6.000%, 09/20/38	774,558	875,873
6.500%, 09/20/38	12,935,271	14,914,540
6.000%, 12/20/38	3,334,050	3,770,156
4.000%, 09/20/39	549,139	605,230
5.000%, 10/20/39	855,984	950,697
5.000%, 11/20/39	48,931	54,543
4.500%, 02/20/40	5,288,750	5,873,689

Agency Sponsored Mortgage-Backed—(Continued)
Ginnie Mae II 30 Yr. Pool
5.000%, 02/20/40	$74,683	$83,249
5.000%, 03/20/40	162,615	181,268
5.000%, 04/20/40	495,314	552,127
4.500%, 05/20/40	2,270,389	2,521,495
4.500%, 06/20/40	938,693	1,042,513
5.000%, 06/20/40	2,068,988	2,298,713
5.000%, 07/20/40	925,228	1,031,560
5.000%, 08/20/40	614,516	685,003
4.500%, 09/20/40	80,146	89,011
5.000%, 09/20/40	446,091	497,259
5.000%, 10/20/40	170,054	189,189
5.000%, 02/20/41	3,133,861	3,503,570
5.000%, 07/20/41	2,802,052	3,117,345
3.000%, TBA (a)	8,900,000	9,535,515
Ginnie Mae II Pool
5.612%, 04/20/58	1,399,682	1,494,044
4.804%, 03/20/61	2,434,437	2,767,231
4.834%, 03/20/61	4,315,305	4,908,364
4.556%, 12/20/61	4,293,784	4,902,441
4.684%, 01/20/62	3,839,045	4,400,561
4.515%, 03/20/62	4,044,323	4,628,170
4.604%, 03/20/62	1,782,744	2,046,019
4.650%, 03/20/62	2,657,044	3,052,849
4.550%, 05/20/62	6,226,767	7,141,386

		679,650,136

Federal Agencies—17.0%
Federal Home Loan Banks
0.125%, 01/17/13	11,800,000	11,798,962
0.170%, 02/08/13	22,900,000	22,901,214
0.190%, 02/15/13	35,400,000	35,404,602
3.625%, 10/18/13	1,975,000	2,045,529
0.375%, 11/27/13	3,440,000	3,447,021
5.250%, 06/18/14	5,360,000	5,823,050
1.000%, 06/21/17	14,750,000	14,946,617
Federal Home Loan Mortgage Corp.
0.375%, 11/30/12	500,000	500,245
0.375%, 11/27/13	2,535,000	2,540,078
2.000%, 08/25/16	7,106,000	7,502,977
1.000%, 09/29/17	6,588,000	6,663,597
1.250%, 08/01/19	3,000,000	3,012,090
1.250%, 10/02/19	15,000,000	14,981,400
6.750%, 03/15/31	481,000	754,326
6.250%, 07/15/32	1,368,000	2,071,502
Federal National Mortgage Association
4.750%, 11/19/12	700,000	704,304
0.500%, 05/27/15	9,901,000	9,938,208
0.500%, 07/02/15	32,919,000	33,040,076
0.500%, 09/28/15	2,191,000	2,198,498
1.625%, 10/26/15	2,714,000	2,815,327
6.625%, 11/15/30	1,430,000	2,201,013
Government National Mortgage Association
3.500%, 08/20/33	639,739	663,126
3.250%, 09/20/33	527,819	547,984
3.000%, 04/20/37	651,480	667,921
0.521%, 06/16/37 (b)	2,121,714	2,132,035
0.719%, 07/20/37 (b)	707,641	715,311

MIST-310

Met Investors Series Trust

Pyramis® Government Income Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Par Amount	Value

Agency Sponsored Mortgage-Backed—(Continued)
Government National Mortgage Association
0.724%, 10/20/37 (b)	$4,951,657	$5,005,078
0.699%, 01/20/38 (b)	189,974	191,874
0.769%, 09/20/38 (b)	1,295,520	1,311,343
0.821%, 11/16/39 (b)	1,181,014	1,197,760
0.751%, 12/16/39 (b)	1,031,586	1,043,214
0.741%, 01/16/40 (b)	1,521,001	1,537,987
0.671%, 02/16/40 (b)	4,116,572	4,176,863
1.039%, 04/20/40 (b)	2,480,071	2,527,123
4.500%, 05/20/40 (d)	93,200	18,840
0.619%, 05/20/41 (b)	2,604,282	2,629,580
0.619%, 05/20/41 (b)	2,826,274	2,854,170
3.084%, 05/20/41 (b)	888,063	977,391
0.471%, 08/16/42 (b)	1,876,599	1,883,615
5.460%, 10/20/59	2,781,852	3,079,521
5.302%, 07/20/60 (b)	5,615,195	6,422,705
5.150%, 08/20/60	3,450,261	3,947,349
5.010%, 09/20/60 (b)	4,357,598	4,958,611
0.944%, 11/20/61 (b)	1,404,858	1,425,875
0.874%, 01/20/62 (b)	1,515,428	1,532,661
0.944%, 01/20/62 (b)	919,213	933,096
0.874%, 03/20/62 (b)	887,887	898,537
Tennessee Valley Authority
5.880%, 04/01/36	3,631,000	5,130,941
5.500%, 06/15/38	346,000	469,764
5.250%, 09/15/39	472,000	628,216

		244,799,127

U.S. Treasury—30.9%
U.S. Treasury Bonds
2.000%, 02/15/22	2,441,000	2,539,214
5.250%, 02/15/29	43,519,000	61,042,186
5.375%, 02/15/31	7,500,000	10,849,223
5.000%, 05/15/37	7,500,000	10,741,410
3.000%, 05/15/42	71,778,000	74,436,011
2.750%, 08/15/42	40,329,000	39,667,362
U.S. Treasury Inflation Indexed Bonds
0.750%, 02/15/42	63,864	69,627
U.S. Treasury Notes
0.125%, 09/30/13	69,000	68,965
0.250%, 08/31/14	19,800,000	19,806,970
0.250%, 09/30/14	5,700,000	5,702,229
0.250%, 08/15/15	6,338,000	6,329,089
0.750%, 06/30/17	5,188,000	5,228,129
0.500%, 07/31/17	19,676,000	19,582,244
0.625%, 09/30/17	35,859,000	35,859,000
1.875%, 10/31/17 (e)	2,503,000	2,656,699
2.750%, 12/31/17	2,000,000	2,214,062
2.625%, 04/30/18	130,000	143,356
2.375%, 05/31/18	850,000	925,637
0.875%, 07/31/19	82,218,000	81,447,206
1.000%, 09/30/19	12,924,000	12,877,551
1.750%, 05/15/22	31,895,000	32,348,515
1.625%, 08/15/22	20,672,000	20,652,630

		445,187,315

Total U.S. Treasury & Government Agencies (Cost $1,358,210,178)		1,369,636,578

Domestic Bonds & Debt Securities—5.1%
Security Description	Par Amount	Value

Commercial Banks—0.1%
Citibank NA
1.750%, 12/28/12	$2,000,000	$2,007,752

Consumer Finance—0.2%
Ally Financial, Inc.
2.200%, 12/19/12	3,500,000	3,515,477

Diversified Financial Services—2.7%
Citigroup Funding, Inc.
1.875%, 10/22/12	2,150,000	2,152,045
2.250%, 12/10/12	3,000,000	3,012,177
General Electric Capital Corp.
2.125%, 12/21/12	4,944,000	4,965,486
JPMorgan Chase & Co.
2.125%, 12/26/12	6,548,000	6,580,190
National Credit Union Administration Guaranteed Notes
1.400%, 06/12/15	50,000	51,230
2.350%, 06/12/17	5,470,000	5,826,863
3.450%, 06/12/21	8,645,000	9,736,345
Private Export Funding Corp.
4.300%, 12/15/21	6,000,000	7,219,638

		39,543,974

Food & Staples Retailing—0.6%
Wal-Mart Stores, Inc.
4.550%, 05/01/13	5,000,000	5,123,900
1.625%, 04/15/14	3,000,000	3,056,352

		8,180,252

IT Services—0.6%
International Business Machines Corp.
4.750%, 11/29/12	5,000,000	5,037,540
1.250%, 05/12/14	3,000,000	3,042,534

		8,080,074

Pharmaceuticals—0.4%
Merck & Co., Inc.
4.375%, 02/15/13	5,000,000	5,075,340

Software—0.5%
Microsoft Corp.
2.950%, 06/01/14	7,000,000	7,302,953

Total Domestic Bonds & Debt Securities (Cost $71,813,599)		73,705,822

Mortgage-Backed Securities—3.2%

Collateralized Mortgage Obligations—2.8%
Fosse Master Issuer plc
0.400%, 10/18/54 (144A) (b)	5,000,000	5,001,688
Granite Master Issuer plc
0.359%, 12/20/54 (144A) (b)	12,107,526	11,847,215
Granite Mortgages plc
0.699%, 03/20/44 (b)	1,409,849	1,388,489
Morgan Stanley Re-REMIC Trust
0.457%, 06/26/36 (144A) (b)	7,745	7,734

MIST-311

Met Investors Series Trust

Pyramis® Government Income Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Par Amount	Value

Collateralized Mortgage Obligations—(Continued)
National Credit Union Administration Guaranteed Notes
0.598%, 11/06/17 (b)	$3,431,674	$3,440,253
0.678%, 01/08/20 (b)	13,465,649	13,536,344
0.608%, 03/06/20 (b)	714,708	715,423
Permanent Master Issuer plc 1.605%, 07/15/42 (144A) (b)	5,000,000	5,015,225

		40,952,371

Commercial Mortgage-Backed Securities—0.4%
Banc of America Re-Remic Trust 1.390%, 08/15/29 (144A) (b)	4,090,000	4,115,358
GS Mortgage Securities Corp. II 1.260%, 03/06/20 (144A) (b)	1,050,000	1,049,690

		5,165,048

Total Mortgage-Backed Securities (Cost $46,087,606)		46,117,419

Asset-Backed Securities—2.8%

Asset-Backed - Automobile—0.3%
AmeriCredit Automobile Receivables Trust 0.760%, 10/08/15	3,410,000	3,418,627
Avis Budget Rental Car Funding AESOP LLC 9.310%, 10/20/13 (144A)	380,000	381,974
Capital Auto Receivables Asset Trust 6.890%, 01/15/15 (144A)	937,000	956,450

		4,757,051

Asset-Backed - Credit Card—0.7%
American Express Credit Account Master Trust 0.471%, 11/16/15 (b)	2,250,000	2,252,949
Chase Issuance Trust 0.971%, 08/17/15 (b)	2,000,000	2,013,538
Citibank Omni Master Trust 5.350%, 08/15/18 (144A)	5,000,000	5,445,622

		9,712,109

Asset-Backed - Other—1.2%
Ally Master Owner Trust 1.971%, 01/15/15 (144A) (b)	4,450,000	4,470,868
4.250%, 04/15/17 (144A)	5,000,000	5,389,307
Ford Credit Floorplan Master Owner Trust 1.871%, 12/15/14 (144A) (b)	6,740,000	6,763,577

		16,623,752

Asset-Backed - Student Loan—0.6%
SLM Student Loan Trust 0.380%, 02/27/17 (b)	9,340,000	9,341,646

Total Asset-Backed Securities (Cost $40,640,466)		40,434,558

Foreign Bonds & Debt Securities—1.3%
Security Description	Par Amount	Value

Sovereign—1.3%
Israel Government AID Bond 5.500%, 09/18/23	$7,738,000	$10,228,336
5.500%, 12/04/23	6,825,000	9,034,867

Total Foreign Bonds & Debt Securities (Cost $18,433,882)		19,263,203

Short-Term Investment—1.1%

Repurchase Agreement—1.1%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/28/12 at 0.010% to be repurchased at $16,376,014 on 10/01/12, collateralized by $15,880,000 U.S. Treasury Note at 2.375% due 02/28/15 with a value of $16,708,142.	16,376,000	16,376,000

Total Short-Term Investment (Cost $16,376,000)		16,376,000

Total Investments—108.5% (Cost $1,551,561,731#)		1,565,533,580
Other assets and liabilities (net)—(8.5)%		(123,052,544)

Net Assets—100.0%		$1,442,481,036

#	As of September 30, 2012, the aggregate cost of investments was $1,551,561,731. The aggregate unrealized appreciation and depreciation of investments were $18,071,669 and $(4,099,820), respectively, resulting in net unrealized appreciation of $13,971,849.
(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(b)	Variable or floating rate security. The stated rate represents the rate at September 30, 2012. Maturity date shown for callable securities reflects the earliest possible call date.
(c)	Principal only security.
(d)	Interest only security.
(e)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2012, the value of the securities pledged was $530,703.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2012, the market value of 144A securities was $50,444,708, which is 3.5% of net assets.

MIST-312

Met Investors Series Trust

Pyramis® Government Income Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Forward Sales Commitments

Securities Sold Short	Counterparty	Par Amount	Interest Rate	Maturity	Proceeds	Value
Fannie Mae 30 Yr. Pool	Credit Suisse Securities LLC	$(8,500,000)	4.000%	TBA	$(9,122,891)	$(9,160,079)
Fannie Mae 30 Yr. Pool	JPMorgan Chase Bank	(9,700,000)	3.500%	TBA	(10,405,902)	(10,406,281)

					$(19,528,793)	$(19,566,360)

Futures Contracts

The futures contracts outstanding as of September 30, 2012 were as follows:

Futures Contracts—Long	Exchange	Expiration Date	Number of Contracts	Contract Amount	Valuation as of September 30, 2012	Unrealized Appreciation
U.S. Treasury Note 10 Year Futures	Chicago Board of Trade	12/19/2012	311	$41,256,691	$41,513,641	$256,950

Swap Agreements

Open interest rate swap agreements as of September 30, 2012 were as follows:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation
Receive	3-Month USD-LIBOR	2.438%	6/1/2042	JPMorgan Securities, Inc.	$1,100,000	$39,598	$—	$39,598

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2012:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$1,369,636,578	$—	$1,369,636,578
Total Domestic Bonds & Debt Securities*	—	73,705,822	—	73,705,822
Total Mortgage-Backed Securities*	—	46,117,419	—	46,117,419
Total Asset-Backed Securities*	—	40,434,558	—	40,434,558
Total Foreign Bonds & Debt Securities*	—	19,263,203	—	19,263,203
Total Short-Term Investment*	—	16,376,000	—	16,376,000
Total Investments	$—	$1,565,533,580	$—	$1,565,533,580

Forward Sales Commitments (Liabilities)	$—	$(19,566,360)	$—	$(19,566,360)

MIST-313

Met Investors Series Trust

Pyramis® Government Income Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$256,950	$—	$—	$256,950
Total Futures Contracts	$256,950	$—	$—	$256,950
Swap Contracts
Swap Contracts at Value (Assets)	$—	$39,598	$—	$39,598
Total Swap Contracts	$—	$39,598	$—	$39,598

*	See Schedule of Investments for additional detailed categorizations.

MIST-314

Met Investors Series Trust

RCM Technology Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stocks—95.3% of Net Assets

Security Description	Shares	Value

Automobiles—0.6%
Tesla Motors, Inc.* (a)	72,085	$2,110,649

Chemicals—2.1%
Monsanto Co.	83,425	7,593,344

Communications Equipment—10.1%
Cisco Systems, Inc.	1,054,535	20,131,073
F5 Networks, Inc.*	17,910	1,875,177
Juniper Networks, Inc.*	76,010	1,300,531
Motorola Solutions, Inc.	48,375	2,445,357
QUALCOMM, Inc.	160,355	10,020,584

		35,772,722

Computers & Peripherals—22.2%
Apple, Inc.	64,400	42,971,544
Catcher Technology Co., Ltd. (GDR)	48,460	1,140,991
Dell, Inc.	95,140	938,080
EMC Corp.*	504,599	13,760,415
Fusion-io, Inc.* (a)	289,062	8,749,907
NetApp, Inc.*	8,830	290,330
SanDisk Corp.*	139,760	6,069,777
Seagate Technology plc	85,105	2,638,255
Western Digital Corp.	50,090	1,939,986

		78,499,285

Construction & Engineering—1.3%
Quanta Services, Inc.*	188,720	4,661,384

Diversified Telecommunication Services—0.1%
Verizon Communications, Inc.	8,230	375,041

Electronic Equipment, Instruments & Components—2.0%
Hitachi, Ltd. (a)	757,000	4,206,339
LG Display Co., Ltd. (ADR)*	228,230	2,868,851

		7,075,190

Health Care Technology—0.9%
athenahealth, Inc.* (a)	33,150	3,042,176

Internet & Catalog Retail—4.1%
Amazon.com, Inc.*	41,415	10,532,663
Netflix, Inc.*	7,150	389,246
priceline.com, Inc.*	5,505	3,406,108

		14,328,017

Internet Software & Services—15.8%
Akamai Technologies, Inc.*	54,295	2,077,327
eBay, Inc.*	254,725	12,331,237
Facebook, Inc.*	297,390	6,438,493
Google, Inc. - Class A*	33,350	25,162,575
LinkedIn Corp. - Class A*	11,790	1,419,516
NetEase.com, Inc. (ADR)*	74,190	4,165,027
Phoenix New Media, Ltd. (ADR)*	50,495	172,693

Internet Software & Services—(Continued)
Renren, Inc. (ADR)* (a)	1,264	$5,094
SINA Corp.* (a)	19,446	1,257,767
Yelp, Inc.* (a)	107,525	2,908,551

		55,938,280

IT Services—9.5%
Automatic Data Processing, Inc.	6,085	356,946
Cognizant Technology Solutions Corp. - Class A*	66,890	4,676,949
Fidelity National Information Services, Inc.	32,155	1,003,879
Fiserv, Inc.*	17,160	1,270,355
International Business Machines Corp.	47,425	9,838,316
MasterCard, Inc. - Class A	2,275	1,027,117
Visa, Inc. - Class A	114,730	15,405,944

		33,579,506

Media—1.6%
Comcast Corp. - Class A	154,690	5,533,261

Semiconductors & Semiconductor Equipment—8.6%
Analog Devices, Inc. (a)	54,170	2,122,922
Avago Technologies, Ltd.	75,330	2,626,381
Broadcom Corp. - Class A*	76,145	2,633,094
Intel Corp.	280,670	6,365,596
Lam Research Corp.*	19,980	635,064
Maxim Integrated Products, Inc.	38,010	1,011,826
Microchip Technology, Inc. (a)	23,210	759,896
Micron Technology, Inc.*	51,245	306,701
Samsung Electronics Co., Ltd. (GDR)	16,700	10,094,083
Skyworks Solutions, Inc.* (a)	129,855	3,060,033
Texas Instruments, Inc.	23,085	635,992

		30,251,588

Software—16.4%
Activision Blizzard, Inc.	114,594	1,292,620
Aspen Technology, Inc.* (a)	139,695	3,611,116
Intuit, Inc.	74,775	4,402,752
Microsoft Corp.	569,165	16,949,734
Oracle Corp.	295,285	9,298,525
Salesforce.com, Inc.* (a)	90,770	13,859,671
TIBCO Software, Inc.*	279,885	8,460,923

		57,875,341

Total Common Stocks (Cost $301,688,593)		336,635,784

Short-Term Investments—11.1%

Mutual Fund—6.8%
State Street Navigator Securities Lending Prime Portfolio (b)	23,985,534	23,985,534

MIST-315

Met Investors Series Trust

RCM Technology Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Par Amount	Value

Repurchase Agreement—4.3%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/28/12 at 0.010% to be repurchased at $15,331,013 on 10/01/12, collateralized by $14,905,000 U.S. Treasury Note at 2.250% due 1/31/15 with a value of $15,642,306.	$15,331,000	$15,331,000

Total Short-Term Investments (Cost $39,316,534)		39,316,534

Total Investments—106.4% (Cost $341,005,127#)		375,952,318
Other assets and liabilities (net)—(6.4)%		(22,620,637)

Net Assets—100.0%		$353,331,681

#	As of September 30, 2012, the aggregate cost of investments was $341,005,127. The aggregate unrealized appreciation and depreciation of investments were $41,032,229 and $(6,085,038), respectively, resulting in net unrealized appreciation of $34,947,191.
*	Non-income producing security.
(a)	All or a portion of the security was held on loan. As of September 30, 2012, the market value of securities loaned was $23,284,672 and the collateral received consisted of cash in the amount of $23,985,534. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Represents investment of cash collateral received from securities lending transactions.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(GDR)—	A Global Depositary Receipt is a negotiable certificate issued by one country’s bank against a certain number of shares of a company’s stock held in its custody but traded on the stock exchange of another country.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2012:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Automobiles	$2,110,649	$—	$—	$2,110,649
Chemicals	7,593,344	—	—	7,593,344
Communications Equipment	35,772,722	—	—	35,772,722
Computers & Peripherals	78,499,285	—	—	78,499,285
Construction & Engineering	4,661,384	—	—	4,661,384
Diversified Telecommunication Services	375,041	—	—	375,041
Electronic Equipment, Instruments & Components	2,868,851	4,206,339	—	7,075,190
Health Care Technology	3,042,176	—	—	3,042,176
Internet & Catalog Retail	14,328,017	—	—	14,328,017
Internet Software & Services	55,938,280	—	—	55,938,280
IT Services	33,579,506	—	—	33,579,506
Media	5,533,261	—	—	5,533,261
Semiconductors & Semiconductor Equipment	22,953,795	7,297,793	—	30,251,588
Software	57,875,341	—	—	57,875,341
Total Common Stocks	325,131,652	11,504,132	—	336,635,784

MIST-316

Met Investors Series Trust

RCM Technology Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Fair Value Hierarchy —(Continued)

Description	Level 1	Level 2	Level 3	Total
Short-Term Investments
Mutual Fund	$23,985,534	$—	$—	$23,985,534
Repurchase Agreement	—	15,331,000	—	15,331,000
Total Short-Term Investments	23,985,534	15,331,000	—	39,316,534
Total Investments	$349,117,186	$26,835,132	$—	$375,952,318

MIST-317

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2012 (Unaudited)

Investment Company Securities—58.9% of Net Assets

Security Description	Shares	Value
Energy Select Sector SPDR Fund	74,336	$5,462,209
iShares iBoxx $ Investment Grade Corporate Bond Fund	595,459	72,509,043
iShares S&P 500 Index Fund	57,680	8,328,992
SPDR Barclays Capital High Yield Bond ETF	270,314	10,872,029
Vanguard MSCI EAFE ETF	381,260	12,532,016
Vanguard Total Stock Market ETF	106,510	7,844,462

Total Investment Company Securities (Cost $115,299,879)		117,548,751

Common Stocks—24.1%

Aerospace & Defense—0.4%
BAE Systems plc	16,063	84,562
Chemring Group plc	2,759	14,497
Cobham plc	11,564	41,493
General Dynamics Corp.	1,300	85,956
Kongsberg Gruppen A.S.	1,160	21,999
L-3 Communications Holdings, Inc.	800	57,368
Lockheed Martin Corp.	1,000	93,380
Northrop Grumman Corp.	1,200	79,716
QinetiQ Group plc	6,073	18,604
Raytheon Co.	1,500	85,740
Rockwell Collins, Inc.	1,000	53,640
Saab AB - Class B	1,165	22,383
Teledyne Technologies, Inc.*	200	12,678
Ultra Electronics Holdings plc	949	23,666
United Technologies Corp.	800	62,632

		758,314

Air Freight & Logistics—0.1%
Forward Air Corp.	600	18,246
Kintetsu World Express, Inc.	600	19,196
Oesterreichische Post AG	745	26,673
PostNL N.V.	4,527	15,811
United Parcel Service, Inc. - Class B	500	35,785

		115,711

Airlines—0.0%
Allegiant Travel Co.*	300	19,008
easyJet plc	3,169	29,764

		48,772

Auto Components—0.3%
Aisin Seiki Co., Ltd.	100	2,842
Autoliv, Inc.	800	49,576
Cie Generale des Etablissements Michelin - Class B	1,111	87,342
Continental AG	705	69,163
Cooper Tire & Rubber Co.	500	9,590
Exedy Corp.	600	11,837
Faurecia	624	10,383
GKN plc	12,755	44,340
HI-LEX Corp.	700	10,177
Koito Manufacturing Co., Ltd.	1,000	11,548
Leoni AG	353	13,211
Magna International, Inc.	1,400	60,537
NHK Spring Co., Ltd.	2,000	17,157
NOK Corp.	1,100	17,595

Auto Components—(Continued)
Plastic Omnium S.A.	535	$13,368
Showa Corp.	1,000	8,833
Sumitomo Rubber Industries, Ltd.	2,000	23,739
Tianneng Power International, Ltd.	18,000	10,949
Tokai Rika Co., Ltd.	1,100	15,449
Topre Corp.	1,100	9,311
Toyoda Gosei Co., Ltd.	1,200	24,013
Toyota Boshoku Corp.	1,000	10,370
TRW Automotive Holdings Corp.*	400	17,484
TS Tech Co., Ltd.	700	11,249
Unipres Corp.	700	15,499
Valeo S.A.	316	14,670
Yokohama Rubber Co., Ltd. (The)	2,000	14,750

		604,982

Automobiles—0.3%
Daihatsu Motor Co., Ltd.	3,000	50,010
Daimler AG	2,064	100,111
Fleetwood Corp., Ltd.	1,051	11,036
Ford Motor Co.	9,000	88,740
Ford Otomotiv Sanayi A.S.	2,192	22,698
Guangzhou Automobile Group Co., Ltd. - Class H	26,000	17,000
Isuzu Motors, Ltd.	10,000	48,262
Kia Motors Corp.	618	38,391
Renault S.A.	590	27,808
Toyota Motor Corp.	3,700	145,175

		549,231

Beverages—0.3%
Carlsberg Brewery Malaysia Bhd	3,000	11,287
Coca-Cola Co. (The)	10,100	383,093
National Beverage Corp.*	700	10,612
Nichols plc	943	12,108
PepsiCo, Inc.	1,400	99,078
Royal UNIBREW A.S.	218	16,728
Thai Beverage plc	141,000	46,518

		579,424

Biotechnology—0.2%
Amgen, Inc.	2,200	185,504
Biogen Idec, Inc.*	100	14,923
Celgene Corp.*	1,200	91,680
Gilead Sciences, Inc.*	2,400	159,192
United Therapeutics Corp.*	400	22,352

		473,651

Building Products—0.1%
Asahi Glass Co., Ltd.	5,000	33,286
Cie de St-Gobain	1,202	42,370
Geberit AG*	265	57,736
Sekisui Jushi Corp.	1,000	10,431

		143,823

Capital Markets—0.5%
ARA Asset Management, Ltd. (144A)	9,000	11,570
Ashmore Group plc	5,614	30,961
BlackRock, Inc.	600	106,980

MIST-318

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Capital Markets—(Continued)
Cohen & Steers, Inc.	600	$17,772
Deutsche Bank AG	2,136	84,533
Dundee Corp. - Class A*	500	12,572
Eaton Vance Corp.	1,300	37,648
Federated Investors, Inc. - Class B	1,200	24,828
Franklin Resources, Inc.	300	37,521
Gimv N.V.	306	14,532
Goldman Sachs Group, Inc. (The)	1,500	170,520
Greenhill & Co., Inc.	200	10,350
ICAP plc	6,895	35,865
IGM Financial, Inc.	1,200	46,860
Intermediate Capital Group plc	3,031	14,648
Investec plc	4,328	26,797
Macquarie Group, Ltd.	2,099	61,627
Main Street Capital Corp.	600	17,706
Mediobanca S.p.A.	2,259	12,121
Morgan Stanley	6,700	112,158
Nomura Holdings, Inc.	17,200	61,419
Partners Group Holding AG	74	15,403
Platinum Asset Management, Ltd.	6,376	23,469
Prospect Capital Corp.	1,000	11,520
Tullett Prebon plc	2,220	10,698
UBS AG*	2,393	29,205
Waddell & Reed Financial, Inc. - Class A	900	29,493

		1,068,776

Chemicals—0.6%
Agrium, Inc.	900	93,378
Albemarle Corp.	900	47,412
Asahi Kasei Corp.	7,000	36,125
BASF SE	2,605	220,116
CF Industries Holdings, Inc.	400	88,896
China Steel Chemical Corp.	3,000	13,255
Elementis plc	4,888	18,359
EMS-Chemie Holding AG	202	41,716
FutureFuel Corp.	900	10,899
Hawkins, Inc.	200	8,310
Hexpol AB	425	16,499
Hitachi Chemical Co., Ltd.	1,400	18,912
Innophos Holdings, Inc.	300	14,547
Intrepid Potash, Inc.*	500	10,740
K+S AG	915	45,087
Kronos Worldwide, Inc.	1,000	14,940
LyondellBasell Industries N.V. - Class A	600	30,996
Mitsubishi Chemical Holdings Corp.	4,500	17,227
Monsanto Co.	300	27,306
Mosaic Co. (The)	1,500	86,415
NewMarket Corp.	100	24,648
Nippon Paint Co., Ltd.	3,000	25,245
Nippon Shokubai Co., Ltd.	2,000	22,362
NOF Corp.	3,000	14,448
Potash Corp. of Saskatchewan, Inc.	3,100	134,740
Rockwood Holdings, Inc.	600	27,960
Terra Nitrogen Co. L.P.	100	21,600
Toagosei Co., Ltd.	4,000	15,061
Victrex plc	1,109	23,721
Westlake Chemical Corp.	400	29,224
Yara International ASA	1,416	71,117
Yule Catto & Co. plc	5,428	14,543

		1,285,804

Commercial Banks—1.9%
Aozora Bank, Ltd.	10,000	$30,606
Australia & New Zealand Banking Group, Ltd.	7,227	184,860
Banca Monte dei Paschi di Siena S.p.A.*	31,578	9,135
Bancfirst Corp.	300	12,888
Banco Bilbao Vizcaya Argentaria S.A.	2,484	19,640
Banco Popolare SC*	6,539	9,842
Banco Popular Espanol S.A.	5,440	11,930
Banco Santander S.A.*	22,507	168,614
Bank of Hawaii Corp.	600	27,372
Bank of Montreal	2,000	118,198
Bank of Nova Scotia	900	49,362
Bank of Yokohama, Ltd. (The)	8,000	37,883
Banque Cantonale Vaudoise	23	11,926
Barclays plc	28,411	98,896
BNP Paribas S.A.	2,489	118,963
BOK Financial Corp.	600	35,460
Canadian Imperial Bank of Commerce	1,000	78,273
City Holding Co.	400	14,336
Comerica, Inc.	1,700	52,785
Commerzbank AG*	11,725	21,017
Commonwealth Bank of Australia	1,926	111,045
Community Trust Bancorp, Inc.	400	14,214
Credit Agricole S.A.*	3,568	24,778
Dah Sing Financial Holdings, Ltd.	4,000	13,749
DNB ASA	3,097	38,090
Fifth Third Bancorp.	4,700	72,897
First Financial Bancorp	900	15,219
First Financial Corp.	300	9,402
HSBC Holdings plc	43,048	399,616
Intesa Sanpaolo S.p.A.	31,748	48,554
KBC Groep N.V.	605	14,598
Keiyo Bank, Ltd. (The)	3,000	13,692
KeyCorp.	6,500	56,810
Lloyds Banking Group plc*	120,505	75,927
Mitsubishi UFJ Financial Group, Inc.	36,700	170,995
Mizuho Financial Group, Inc.	56,400	91,297
National Australia Bank, Ltd.	5,367	141,408
Natixis	4,304	13,612
Nishi-Nippon City Bank, Ltd. (The)	6,000	13,908
Park National Corp.	300	21,006
PNC Financial Services Group, Inc.	2,100	132,510
Popular, Inc.*	600	10,458
Raiffeisen Bank International AG	308	11,202
Resona Holdings, Inc.	7,700	31,553
Royal Bank of Canada	1,600	92,019
Royal Bank of Scotland Group plc*	9,134	37,937
San-In Godo Bank, Ltd. (The)	3,000	21,806
Societe Generale S.A.*	2,342	66,799
Southside Bancshares, Inc.	400	8,724
SpareBank 1 SMN	1,620	10,440
Standard Chartered plc	1,757	39,799
Sterling Financial Corp.	500	11,135
Sumitomo Mitsui Financial Group, Inc.	3,200	99,548
Sumitomo Mitsui Trust Holdings, Inc.	15,000	44,551
Toronto-Dominion Bank (The)	1,000	83,399
U.S. Bancorp.	1,700	58,310
UniCredit S.p.A.*	13,491	56,394
Unione di Banche Italiane SCPA	3,237	12,019
Washington Trust Bancorp, Inc.	400	10,508

MIST-319

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Commercial Banks—(Continued)
Wells Fargo & Co.	11,800	$407,454
Westpac Banking Corp.	3,289	84,477

		3,803,845

Commercial Services & Supplies—0.2%
Berendsen plc	1,957	17,254
Dai Nippon Printing Co., Ltd.	2,000	13,934
Deluxe Corp.	600	18,336
Intrum Justitia AB	1,307	19,123
Mineral Resources, Ltd.	2,253	17,913
Mitie Group plc	5,197	24,487
Mitsubishi Pencil Co., Ltd.	600	11,306
Moshi Moshi Hotline, Inc.	1,150	16,649
Park24 Co., Ltd.	1,500	24,559
Pitney Bowes, Inc.	2,300	31,786
Regus plc	10,968	18,061
Securitas AB - B Shares	2,581	19,425
Societe BIC S.A.	385	46,580
Team, Inc.*	300	9,555
Toppan Forms Co., Ltd.	1,400	13,539
Toppan Printing Co., Ltd.	2,000	11,602

		314,109

Communications Equipment—0.2%
Cisco Systems, Inc.	13,900	265,351
EVS Broadcast Equipment S.A.	175	9,671
Harris Corp.	400	20,488
Plantronics, Inc.	600	21,198
QUALCOMM, Inc.	2,300	143,727
Spirent Communications plc	8,440	21,070
VTech Holdings, Ltd.	1,800	22,012

		503,517

Computers & Peripherals—0.8%
Apple, Inc.	1,900	1,267,794
Dell, Inc.	4,400	43,384
Diebold, Inc.	400	13,484
EMC Corp.*	1,600	43,632
Hewlett-Packard Co.	4,800	81,888
Lite-On Technology Corp.	12,000	15,497
Logitech International S.A.*	1,539	14,105
Seagate Technology plc	1,200	37,200
Western Digital Corp.	800	30,984

		1,547,968

Construction & Engineering—0.2%
Ausdrill, Ltd.	4,930	14,732
Bouygues S.A.	740	18,123
Cardno, Ltd.	2,400	18,043
Carillion plc	3,534	15,507
China Communications Construction Co., Ltd.	18,000	14,489
China Railway Construction Corp., Ltd.	12,000	10,786
Decmil Group, Ltd.	3,097	8,670
EMCOR Group, Inc.	800	22,832
Implenia AG*	368	14,894
KBR, Inc.	1,300	38,766
Kentz Corp., Ltd.	2,352	16,385

Construction & Engineering—(Continued)
Monadelphous Group, Ltd.	1,116	$22,687
NCC AB - B Shares	486	9,278
Obrascon Huarte Lain S.A.	651	15,073
UGL, Ltd.	1,111	12,061
Vinci S.A.	1,874	80,091

		332,417

Construction Materials—0.0%
China Shanshui Cement Group, Ltd.	21,000	13,661
Lafarge S.A.	588	31,802
RHI AG	579	15,424

		60,887

Consumer Finance—0.2%
American Express Co.	3,100	176,266
Cash America International, Inc.	500	19,285
Credit Acceptance Corp.*	200	17,102
Discover Financial Services	2,800	111,244
Ezcorp, Inc. - Class A*	700	16,051
World Acceptance Corp.*	200	13,490

		353,438

Containers & Packaging—0.0%
Mayr Melnhof Karton AG	186	17,418

Distributors—0.0%
Breville Group, Ltd.	1,689	9,892
Jardine Cycle & Carriage, Ltd.	1,000	39,089

		48,981

Diversified Consumer Services—0.0%
Apollo Group, Inc. - Class A*	400	11,620
Coinstar, Inc.*	300	13,494
Grand Canyon Education, Inc.*	700	16,471
H&R Block, Inc.	1,700	29,461

		71,046

Diversified Financial Services—0.6%
ABC Arbitrage	1,342	10,955
Bank of America Corp.	27,300	241,059
Bolsas y Mercados Espanoles S.A.	508	10,715
CBOE Holdings, Inc.	900	26,478
Citigroup, Inc.	7,400	242,128
Exor S.p.A.	397	10,022
First Pacific Co., Ltd.	50,000	54,201
Hong Kong Exchanges and Clearing, Ltd.	2,700	40,603
IG Group Holdings plc	3,518	25,369
ING Groep N.V.*	8,911	70,837
JPMorgan Chase & Co.	9,200	372,416
NASDAQ OMX Group, Inc. (The)	1,600	37,272
ORIX Corp.	610	61,167
Singapore Exchange, Ltd.	3,000	17,060

		1,220,282

Diversified Telecommunication Services—0.8%
AT&T, Inc.	8,700	327,990
Belgacom S.A.	2,518	76,930

MIST-320

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Diversified Telecommunication Services—(Continued)
BT Group plc	29,985	$111,842
Deutsche Telekom AG	6,955	85,593
Elisa Oyj	2,323	52,578
France Telecom S.A.	5,155	62,320
Koninklijke KPN N.V.	5,533	42,360
M2 Telecommunications Group, Ltd.	3,525	12,558
Nippon Telegraph & Telephone Corp.	1,700	80,668
Swisscom AG	215	86,498
TalkTalk Telecom Group plc	11,076	33,205
Telecom Corp. of New Zealand, Ltd.	12,688	24,995
Telecom Italia S.p.A.	44,203	44,418
Telefonica S.A.	1,760	23,469
Telekomunikasi Indonesia Persero Tbk PT	41,000	40,322
TeliaSonera AB	16,368	117,992
Telstra Corp., Ltd.	20,911	84,832
TPG Telecom, Ltd.	9,651	22,217
Verizon Communications, Inc.	3,600	164,052
Vivendi S.A.	3,648	71,327

		1,566,166

Electric Utilities—0.2%
Cia Paranaense de Energia (ADR)	1,200	19,704
EDP - Energias de Portugal S.A.	9,736	26,853
Electricite de France S.A.	1,276	26,793
Enel S.p.A.	21,103	74,811
Fortum Oyj	3,207	59,137
Iberdrola S.A.	11,910	54,184
Terna Rete Elettrica Nazionale S.p.A.	14,135	52,768

		314,250

Electrical Equipment—0.1%
Emerson Electric Co.	2,900	139,983
Hubbell, Inc. - Class B	500	40,370
Saft Groupe S.A.	604	14,017

		194,370

Electronic Equipment, Instruments & Components—0.2%
Amphenol Corp. - Class A	800	47,104
Anritsu Corp.	2,000	25,917
Corning, Inc.	2,100	27,615
Delta Electronics Thailand PCL (NVDR)	11,900	9,928
Diploma plc	1,781	13,677
Dolby Laboratories, Inc. - Class A*	600	19,650
Domino Printing Sciences plc	1,505	13,463
Electrocomponents plc	6,480	21,017
FLIR Systems, Inc.	1,100	21,973
Halma plc	3,273	22,438
Horiba, Ltd.	300	8,820
Kanematsu Electronics, ltd.	800	8,937
Molex, Inc.	800	21,024
MTS Systems Corp.	300	16,065
Renishaw plc	744	19,853
Spectris plc	757	21,136
SYNNEX Corp.*	600	19,548
Tech Data Corp.*	200	9,060

		347,225

Energy Equipment & Services—0.3%
AMEC plc	2,570	47,708
Calfrac Well Services, Ltd.	500	12,033
CARBO Ceramics, Inc.	200	12,584
Core Laboratories N.V.	200	24,296
Ensign Energy Services, Inc.	1,500	23,039
Fred Olsen Energy ASA	605	27,092
Halliburton Co.	1,300	43,797
Helmerich & Payne, Inc.	800	38,088
Oceaneering International, Inc.	200	11,050
Pason Systems, Inc.	1,000	16,692
ProSafe SE	2,481	20,525
RPC, Inc.	1,600	19,024
Schlumberger, Ltd.	1,800	130,194
Schoeller-Bleckmann Oilfield Equipment AG	97	10,091
Seadrill, Ltd.	1,660	64,967
Tecnicas Reunidas S.A.	504	23,515
TGS Nopec Geophysical Co. ASA	731	23,936

		548,631

Food & Staples Retailing—0.5%
Ain Pharmaciez, Inc.	200	14,276
Axfood AB	571	21,462
Casino Guichard Perrachon S.A.	247	21,901
Cocokara fine, Inc.	300	10,456
Colruyt S.A.	972	42,404
Cosmos Pharmaceutical Corp.	100	9,161
CVS Caremark Corp.	1,300	62,946
FamilyMart Co., Ltd.	800	39,339
Greggs plc	1,876	15,212
Jean Coutu Group PJC, Inc. (The) - Class A	1,300	18,817
Koninklijke Ahold N.V.	5,677	71,166
Lawson, Inc.	600	46,105
Matsumotokiyoshi Holdings Co., Ltd.	600	14,811
Metro AG	529	15,835
Mitsubishi Shokuhin Co., Ltd.	700	18,272
San-A Co., Ltd.	300	11,970
Sligro Food Group N.V.	580	14,411
Sugi Holdings Co., Ltd.	700	24,577
Sundrug Co., Ltd.	600	21,785
TESCO plc	24,942	133,829
Tsuruha Holdings, Inc.	200	14,943
Wal-Mart Stores, Inc.	2,900	214,020
Walgreen Co.	3,400	123,896
Welcia Holdings Co., Ltd.	400	12,997

		994,591

Food Products—0.5%
Asian Citrus Holdings, Ltd.	28,426	14,582
Biostime International Holdings, Ltd.	11,500	29,620
Cal-Maine Foods, Inc.	600	26,964
Copeinca ASA	1,454	12,080
Cranswick plc	1,506	19,155
Devro plc	5,272	27,960
GrainCorp, Ltd. - Class A	2,963	27,524
Green Mountain Coffee Roasters, Inc.*	2,000	47,500
Hormel Foods Corp.	3,200	93,568
Indofood Agri Resources, Ltd.	21,000	23,269
Indofood Sukses Makmur Tbk PT	42,500	25,002

MIST-321

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Food Products—(Continued)
Kulim Malaysia BHD	10,700	$17,253
KWS Saat AG	147	39,216
Lancaster Colony Corp.	600	43,950
Nestle S.A.	4,628	291,940
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	54,500	13,911
Rock Field Co., Ltd.	500	9,482
Saputo, Inc.	2,200	94,548
Shenguan Holdings Group, Ltd.	80,000	44,040
Sipef S.A.	153	12,642
Tassal Group, Ltd.	7,408	10,366
Toyo Suisan Kaisha, Ltd.	2,000	50,015
Viscofan S.A.	927	42,511

		1,017,098

Gas Utilities—0.0%
Aygaz	2,316	9,881
Enagas S.A.	2,866	56,673

		66,554

Health Care Equipment & Supplies—0.4%
Anika Therapeutics, Inc.*	700	10,514
Atrion Corp.	100	22,150
Baxter International, Inc.	3,100	186,806
C.R. Bard, Inc.	600	62,790
DiaSorin S.p.A.	1,117	38,974
Hill-Rom Holdings, Inc.	800	23,248
ICU Medical, Inc.*	200	12,096
Meridian Bioscience, Inc.	1,400	26,852
Microport Scientific Corp.	24,000	11,872
Nakanishi, Inc.	200	21,452
Nihon Kohden Corp.	1,000	34,696
Orthofix International N.V.*	400	17,900
Smith & Nephew plc	9,204	101,658
STERIS Corp.	600	21,282
Stryker Corp.	2,600	144,716
Trauson Holdings Co., Ltd.	28,000	13,473
Zimmer Holdings, Inc.	1,800	121,716

		872,195

Health Care Providers & Services—0.5%
A.S. One Corp.	700	15,674
Aetna, Inc.	1,700	67,320
Amsurg Corp.*	1,100	31,218
Bio-Reference Labs, Inc.*	900	25,722
Cigna Corp.	1,400	66,038
CML HealthCare, Inc.	3,100	28,064
Community Health Systems, Inc.*	700	20,398
DaVita, Inc.*	500	51,805
Health Management Associates, Inc. Class A*	2,700	22,653
Humana, Inc.	800	56,120
Laboratory Corp. of America Holdings*	1,200	110,964
Medical Facilities Corp.	1,100	16,090
MEDNAX, Inc.*	800	59,560
Miraca Holdings, Inc.	1,200	53,851
Nichii Gakkan Co.	1,400	13,467
Quest Diagnostics, Inc.	1,900	120,517
Toho Holdings Co., Ltd.	1,100	22,457

Health Care Providers & Services—(Continued)
Tokai Corp/Gifu	500	$12,802
UnitedHealth Group, Inc.	2,800	155,148
US Physical Therapy, Inc.	600	16,578

		966,446

Health Care Technology—0.0%
Computer Programs & Systems, Inc.	300	16,665
Quality Systems, Inc.	1,500	27,825

		44,490

Hotels, Restaurants & Leisure—0.3%
Betsson AB*	613	16,322
Cheesecake Factory, Inc. (The)	600	21,450
Darden Restaurants, Inc.	1,000	55,750
Domino’s Pizza Enterprises, Ltd.	1,456	15,731
Flight Centre, Ltd.	789	19,224
McDonald’s Corp.	2,600	238,550
NagaCorp, Ltd.	30,000	16,743
Papa John’s International, Inc.*	200	10,682
Restaurant Group plc	3,291	19,051
SJM Holdings, Ltd.	26,000	56,239
TABCORP. Holdings, Ltd.	3,737	10,695
Tatts Group, Ltd.	6,802	19,069
Unibet Group plc	503	14,103
William Hill plc	5,286	27,092
Yum! Brands, Inc.	1,500	99,510

		640,211

Household Durables—0.1%
Arnest One Corp.	700	10,759
De’Longhi S.p.A.	1,815	21,256
Dorel Industries, Inc. - Class B	400	13,891
Garmin, Ltd.	500	20,870
JM AB	1,026	18,787
Persimmon plc	2,135	26,227
Sony Corp.	2,800	32,690
Taylor Wimpey plc	19,724	17,345
Tupperware Brands Corp.	400	21,436

		183,261

Household Products—0.4%
Colgate-Palmolive Co.	1,600	171,552
Energizer Holdings, Inc.	1,000	74,610
Pigeon Corp.	600	27,414
Procter & Gamble Co. (The)	3,700	256,632
Reckitt Benckiser Group plc	3,327	191,688

		721,896

Independent Power Producers & Energy Traders—0.0%
Drax Group plc	2,399	19,667
Electricity Generating PCL (NVDR)	3,000	12,654

		32,321

Industrial Conglomerates—0.4%
3M Co.	2,100	194,082
Carlisle Cos., Inc.	600	31,152
General Electric Co.	17,700	401,967

MIST-322

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Industrial Conglomerates—(Continued)
Rheinmetall AG	368	$17,190
Siemens AG	940	93,870
Smiths Group plc	3,480	58,363

		796,624

Insurance—1.1%
Aflac, Inc.	2,300	110,124
Allianz SE	331	39,412
Allied World Assurance Co. Holdings AG	400	30,900
Allstate Corp. (The)	2,000	79,220
American Equity Investment Life Holding Co.	1,000	11,630
American International Group, Inc.*	3,000	98,370
Amlin plc	4,653	30,355
Arch Capital Group, Ltd.*	1,400	58,352
Assurant, Inc.	900	33,570
Assured Guaranty, Ltd.	1,600	21,792
Aviva plc	4,489	23,196
AXA S.A.	5,338	79,765
Axis Capital Holdings, Ltd.	1,400	48,888
Beazley plc	7,990	21,695
Catlin Group, Ltd.	3,441	26,458
CNA Financial Corp.	1,500	40,200
CNO Financial Group, Inc.	1,900	18,335
CNP Assurances	2,483	32,482
Euler Hermes S.A.	348	23,068
Generali Deutschland Holding AG	165	13,461
Great-West Lifeco, Inc.	2,300	52,312
Hannover Rueckversicherung AG	539	34,484
Hartford Financial Services Group, Inc.	1,200	23,328
Hiscox, Ltd.	3,738	29,395
Horace Mann Educators Corp.	900	16,299
Lincoln National Corp.	1,700	41,123
Loews Corp.	1,000	41,260
Manulife Financial Corp.	2,500	30,134
Mapfre S.A.	10,339	28,313
Marsh & McLennan Cos., Inc.	700	23,751
MetLife, Inc.	3,600	124,056
Muenchener Rueckversicherungs AG	539	84,221
PartnerRe, Ltd.	500	37,140
Power Corp. of Canada	2,900	70,501
Power Financial Corp.	2,000	51,694
Principal Financial Group, Inc.	1,900	51,186
Protective Life Corp.	700	18,347
Prudential Financial, Inc.	2,000	109,020
RenaissanceRe Holdings, Ltd.	600	46,224
Schweizerische National-Versicherungs-Gesellschaft AG	467	18,502
SCOR SE	1,193	30,736
Sony Financial Holdings, Inc.	2,989	50,920
StanCorp Financial Group, Inc.	600	18,744
Standard Life plc	15,611	68,972
Suncorp Group, Ltd.	5,188	49,701
Swiss Life Holding AG*	230	27,459
Swiss Re AG*	958	61,645
Symetra Financial Corp.	1,800	22,140
Unum Group	1,900	36,518
Validus Holdings, Ltd.	700	23,737
Willis Group Holdings plc	900	33,228

		2,196,363

Internet & Catalog Retail—0.1%
Amazon.com, Inc.*	500	$127,160
HSN, Inc.	400	19,620
N Brown Group plc	2,279	10,121
Wotif.com Holdings, Ltd.	2,926	11,631

		168,532

Internet Software & Services—0.3%
Ancestry.com, Inc.*	300	9,024
carsales.com, Ltd.	2,890	23,124
Dena Co., Ltd.	1,000	32,918
eBay, Inc.*	800	38,728
Google, Inc. - Class A*	400	301,800
Gree, Inc.	700	12,754
j2 Global, Inc.	600	19,692
Mail.ru Group, Ltd. (GDR)	758	25,309
Open Text Corp.*	400	22,057
Yahoo Japan Corp.	146	55,593

		540,999

IT Services—0.7%
Accenture plc - Class A	2,300	161,069
Alten S.A.	510	16,312
Amdocs, Ltd.	900	29,691
Atea ASA	1,806	17,748
Automatic Data Processing, Inc.	2,200	129,052
Booz Allen Hamilton Holding Corp.	800	11,080
Cass Information Systems, Inc.	200	8,394
CGI Group, Inc. - Class A*	800	21,483
Computacenter plc	1,779	10,926
FleetCor Technologies, Inc.*	200	8,960
Genpact, Ltd.	600	10,008
International Business Machines Corp.	2,400	497,880
Jack Henry & Associates, Inc.	900	34,110
MasterCard, Inc. - Class A	100	45,148
NEC Networks & System Integration Corp.	700	11,713
NET One Systems Co., Ltd.	870	10,953
NeuStar, Inc. - Class A*	700	28,021
Nomura Research Institute, Ltd.	900	18,427
Otsuka Corp.	200	17,859
Paychex, Inc.	2,600	86,554
Sapient Corp.*	900	9,594
Tieto Oyj	570	9,867
Visa, Inc. - Class A	500	67,140
Western Union Co. (The)	3,800	69,236

		1,331,225

Leisure Equipment & Products—0.1%
Hasbro, Inc.	1,000	38,170
Heiwa Corp.	600	10,032
Mattel, Inc.	1,500	53,220
Namco Bandai Holdings, Inc.	1,100	18,575
Sega Sammy Holdings, Inc.	1,400	26,494
Sturm Ruger & Co., Inc.	200	9,898

		156,389

Life Sciences Tools & Services—0.1%
Agilent Technologies, Inc.	3,200	123,040

MIST-323

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Life Sciences Tools & Services—(Continued)
Bio-Rad Laboratories, Inc.*	200	$21,344

		144,384

Machinery—0.5%
Altra Holdings, Inc.	500	9,100
Andritz AG	836	47,461
Bodycote plc	2,460	15,570
Burckhardt Compression Holding AG	60	17,856
Cascade Corp.	200	10,948
Caterpillar, Inc.	500	43,020
Cummins, Inc.	1,000	92,210
Danieli & C Officine Meccaniche S.p.A.	642	16,109
Flowserve Corp.	400	51,096
Fujitec Co., Ltd.	2,000	11,688
Georg Fischer AG*	33	11,704
IDEX Corp.	900	37,593
Illinois Tool Works, Inc.	2,000	118,940
IMI plc	2,973	43,340
Kurita Water Industries, Ltd.	1,500	33,215
Lincoln Electric Holdings, Inc.	800	31,240
Metka S.A.	1,074	9,877
NORMA Group	546	14,759
OC Oerlikon Corp. AG*	2,294	22,112
OKUMA Corp.	2,000	11,801
Parker Hannifin Corp.	1,000	83,580
Sauer-Danfoss, Inc.	400	16,084
Senior plc	5,503	18,171
SKF AB - B Shares	3,056	66,146
Spirax-Sarco Engineering plc	892	30,164
Sumitomo Heavy Industries, Ltd.	5,000	17,088
Timken Co.	800	29,728
Toro Co. (The)	700	27,846
Turk Traktor ve Ziraat Makineleri A.S.	572	12,268
Valmont Industries, Inc.	100	13,150
Yangzijiang Shipbuilding Holdings, Ltd.	35,000	27,790
Zardoya Otis S.A.	3,183	37,477

		1,029,131

Marine—0.0%
Mermaid Marine Australia, Ltd.	4,818	15,389

Media—0.5%
Axel Springer AG	559	24,250
British Sky Broadcasting Group plc	6,173	74,161
Comcast Corp. - Class A	2,200	78,694
Fuji Media Holdings, Inc.	7	11,459
Gannett Co., Inc.	600	10,650
John Wiley & Sons, Inc. - Class A	600	27,570
Jupiter Telecommunications Co., Ltd.	25	25,374
McGraw-Hill Cos., Inc. (The)	1,600	87,344
Metropole Television S.A.	653	8,927
Omnicom Group, Inc.	1,700	87,652
Pearson plc	4,324	84,613
REA Group, Ltd.	1,425	23,099
Scholastic Corp.	500	15,890
Scripps Networks Interactive, Inc. - Class A	900	55,107
Time Warner, Inc.	300	13,599
Viacom, Inc. - Class B	2,200	117,898

Media—(Continued)
Walt Disney Co. (The)	4,700	$245,716

		992,003

Metals & Mining—0.8%
African Barrick Gold plc	3,446	24,825
Alacer Gold Corp.*	1,400	10,339
Alamos Gold, Inc.	500	9,719
Anglo American plc	4,966	146,185
Antofagasta plc	3,957	81,009
ArcelorMittal	2,683	38,682
Asahi Holdings, Inc.	600	10,022
Aurizon Mines, Ltd.*	2,000	10,497
Aurubis AG	283	16,514
BHP Billiton plc	1,957	61,115
BHP Billiton, Ltd.	4,658	159,600
Cliffs Natural Resources, Inc.	1,000	39,130
Daido Steel Co., Ltd.	2,000	9,295
Eldorado Gold Corp.	2,000	30,495
Eurasian Natural Resources Corp. plc	3,456	17,319
Freeport-McMoRan Copper & Gold, Inc.	3,400	134,572
Gold Fields, Ltd.	1,549	19,805
Gold Resource Corp.	500	10,725
Goldcorp, Inc.	500	22,958
IAMGOLD Corp.	2,800	44,402
Iluka Resources, Ltd.	3,469	35,027
JFE Holdings, Inc.	1,500	19,774
Kazakhmys plc	2,887	32,466
Major Drilling Group International	1,400	14,298
Mount Gibson Iron, Ltd.	12,894	9,937
Nevsun Resources, Ltd.	2,300	10,785
Newmont Mining Corp.	2,100	117,621
OZ Minerals, Ltd.	2,885	20,066
Randgold Resources, Ltd.	255	31,403
Rio Tinto plc	3,059	142,997
Rio Tinto, Ltd.	1,745	95,735
St Barbara, Ltd.*	4,110	9,205
Teck Resources, Ltd.	2,800	82,624
Vedanta Resources plc	842	14,079
Zijin Mining Group Co., Ltd.	76,000	30,572

		1,563,797

Multi-Utilities—0.2%
Centrica plc	24,519	129,959
GDF Suez	3,399	76,173
National Grid plc	12,177	134,423
RWE AG	1,751	78,478

		419,033

Multiline Retail—0.1%
Kohl’s Corp.	1,000	51,220
Lifestyle International Holdings, Ltd.	7,000	14,397
Next plc	863	48,189

		113,806

Office Electronics—0.1%
Brother Industries, Ltd.	1,400	12,976
Canon, Inc.	2,800	89,608

MIST-324

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Office Electronics—(Continued)
Neopost S.A.	190	$10,510
Xerox Corp.	4,600	33,764
Zebra Technologies Corp. - Class A*	300	11,262

		158,120

Oil, Gas & Consumable Fuels—2.4%
Afren plc*	11,332	25,731
Alliance Resource Partners L.P.	500	29,975
Apache Corp.	1,800	155,646
BG Group plc	10,344	209,457
BP plc	42,812	302,176
Canadian Oil Sands, Ltd.	4,100	87,789
Chevron Corp.	4,700	547,832
ConocoPhillips	3,700	211,566
Contango Oil & Gas Co.*	400	19,656
Delek US Holdings, Inc.	700	17,843
DNO International ASA*	5,133	9,830
Dorchester Minerals L.P.	800	17,664
ENI S.p.A.	8,142	178,644
EnQuest plc*	15,147	28,143
EPL Oil & Gas, Inc.*	1,000	20,290
Exxon Mobil Corp.	10,200	932,790
HollyFrontier Corp.	1,700	70,159
Idemitsu Kosan Co., Ltd.	100	8,159
Inpex Corp.	14	82,931
JX Holdings, Inc.	7,600	41,549
KazMunaiGas Exploration Production JSC (GDR)	1,008	18,598
Marathon Oil Corp.	2,200	65,054
MIE Holdings Corp.	56,000	13,707
Occidental Petroleum Corp.	2,700	232,362
OMV AG	1,311	45,945
Pacific Rubiales Energy Corp.	2,400	57,345
Parex Resources, Inc.*	2,500	12,283
Peabody Energy Corp.	2,000	44,580
Petrominerales, Ltd.	1,600	12,955
Royal Dutch Shell plc - A Shares	7,283	252,243
Royal Dutch Shell plc - B Shares	7,647	271,991
Soco International plc*	4,014	21,443
Statoil ASA	5,545	143,436
Suncor Energy, Inc.	5,800	190,796
Tesoro Corp.	1,000	41,900
Total S.A.	5,148	256,056
TransGlobe Energy Corp.*	1,300	14,149
Vaalco Energy, Inc.*	1,400	11,970
Valero Energy Corp.	2,600	82,368
Vermilion Energy, Inc.	1,300	61,092
W&T Offshore, Inc.	1,100	20,658
Western Refining, Inc.	1,000	26,180

		4,894,941

Paper & Forest Products—0.1%
Billerud AB	1,172	10,951
Buckeye Technologies, Inc.	400	12,824
Domtar Corp.	200	15,658
International Paper Co.	1,800	65,376
Mondi plc	1,724	17,601
Oji Holdings Corp.	3,000	9,143
Portucel Empresa Produtora de Pasta e Papel S.A.	5,784	15,452
Stora Enso Oyj - R Shares	1,986	12,334

Paper & Forest Products—(Continued)
UPM-Kymmene Oyj	1,660	$18,832

		178,171

Personal Products—0.1%
Blackmores, Ltd.	555	17,921
Dr Ci:Labo Co., Ltd.	8	26,966
Herbalife, Ltd.	1,500	71,100
Kobayashi Pharmaceutical Co., Ltd.	800	42,659
Milbon Co., Ltd.	400	13,399
Nu Skin Enterprises, Inc. - Class A	1,200	46,596
Nutraceutical International Corp.*	600	9,456
Pola Orbis Holdings, Inc.	900	28,364
Real Nutriceutical Group, Ltd.	45,000	13,816
USANA Health Sciences, Inc.*	400	18,588

		288,865

Pharmaceuticals—2.0%
Abbott Laboratories	1,400	95,984
AstraZeneca plc	4,970	237,432
Bayer AG	275	23,662
Bristol-Myers Squibb Co.	6,900	232,875
China Medical System Holdings, Ltd.	50,000	26,070
Eli Lilly & Co.	4,600	218,086
Forest Laboratories, Inc.*	1,000	35,610
Fuji Pharma Co., Ltd.	600	9,888
GlaxoSmithKline plc	14,951	344,886
H Lundbeck A.S.	1,374	25,541
Hi-Tech Pharmacal Co., Inc.*	400	13,244
Hua Han Bio-Pharmaceutical Holdings, Ltd.	76,000	15,840
Ipsen S.A.	1,716	41,868
Johnson & Johnson	7,100	489,261
Kaken Pharmaceutical Co., Ltd.	2,000	29,865
Kissei Pharmaceutical Co., Ltd.	1,000	17,845
Merck & Co., Inc.	8,700	392,370
Mochida Pharmaceutical Co., Ltd.	3,000	37,122
Novartis AG	2,588	158,402
Obagi Medical Products, Inc.*	900	11,169
Orion Oyj - Class B	2,356	50,479
Otsuka Holdings Co., Ltd.	2,600	80,616
Pfizer, Inc.	19,600	487,060
Pronova BioPharma ASA	7,002	12,265
Questcor Pharmaceuticals, Inc.*	700	12,950
Recordati S.p.A.	5,615	39,955
Roche Holding AG	756	141,225
Sanofi	3,679	314,294
Santen Pharmaceutical Co., Ltd.	1,400	64,291
Sawai Pharmaceutical Co., Ltd.	200	23,220
Sciclone Pharmaceuticals, Inc.*	2,100	11,655
Shionogi & Co., Ltd.	4,000	60,916
Shire plc	2,186	64,704
Torii Pharmaceutical Co., Ltd.	500	10,886
Virbac S.A.	135	23,389
Warner Chilcott plc - Class A	3,800	51,300

		3,906,225

Professional Services—0.1%
ALS, Ltd.	3,786	33,501
Bertrandt AG	203	15,017

MIST-325

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Professional Services—(Continued)
Equifax, Inc.	1,200	$55,896
ITE Group plc	4,529	15,104
Robert Half International, Inc.	900	23,967
Seek, Ltd.	3,704	26,198
Towers Watson & Co. - Class A	700	37,135

		206,818

Real Estate Investment Trusts—0.1%
American Capital Agency Corp.	1,300	44,967
CreXus Investment Corp.	1,800	19,458
Gecina S.A.	171	17,537
NorthWest Healthcare Properties Real Estate Investment Trust	1,100	14,635
RioCan Real Estate Investment Trust	1,100	30,960

		127,557

Real Estate Management & Development—0.3%
Atrium European Real Estate, Ltd.	1,947	10,188
China South City Holdings, Ltd.	88,000	12,479
Daiwa House Industry Co., Ltd.	4,000	58,038
Emperor International Holdings	44,000	10,946
Great Eagle Holdings, Ltd.	5,000	15,167
Henderson Land Development Co., Ltd.	4,000	28,559
Ho Bee Investment, Ltd.	9,000	11,170
Hongkong Land Holdings, Ltd.	8,000	47,973
K Wah International Holdings, Ltd.	31,000	14,703
New World Development Co., Ltd.	24,000	36,947
Singapore Land, Ltd.	2,000	11,512
Sun Hung Kai Properties, Ltd.	7,000	102,484
Swire Pacific, Ltd. - Class A	3,500	42,729
Wharf Holdings, Ltd.	10,000	68,718
Wheelock & Co., Ltd.	12,000	51,508

		523,121

Road & Rail—0.3%
Amerco, Inc.	200	21,272
Canadian National Railway Co.	1,500	132,728
ComfortDelGro Corp., Ltd.	27,000	37,674
CSX Corp.	5,400	112,050
Firstgroup plc	2,980	11,571
Globaltrans Investment plc (GDR)	1,301	27,035
Guangshen Railway Co., Ltd. - Class H	62,000	19,865
Heartland Express, Inc.	1,000	13,360
Landstar System, Inc.	600	28,368
Norfolk Southern Corp.	1,700	108,171
Union Pacific Corp.	1,500	178,050

		690,144

Semiconductors & Semiconductor Equipment—0.3%
AMS AG	148	14,810
Analog Devices, Inc.	1,900	74,461
Avago Technologies, Ltd.	1,700	59,270
Cypress Semiconductor Corp.*	1,500	16,080
Intel Corp.	12,600	285,768
KLA-Tencor Corp.	1,100	52,476
Linear Technology Corp.	800	25,480
Marvell Technology Group, Ltd.	3,000	27,450

Semiconductors & Semiconductor Equipment—(Continued)
Radiant Opto-Electronics Corp.	3,000	$13,003
SMA Solar Technology AG	376	13,159
Xilinx, Inc.	1,900	63,479

		645,436

Software—0.6%
BMC Software, Inc.*	800	33,192
CA, Inc.	2,400	61,836
Constellation Software, Inc.	300	31,669
Ebix, Inc.	600	14,166
Fidessa Group plc	410	9,745
Konami Corp.	700	15,909
Micro Focus International plc	1,137	10,823
Microsoft Corp.	17,200	512,216
Oracle Corp.	10,100	318,049
Playtech, Ltd.	2,571	15,368
Sage Group plc (The)	7,671	38,904
SAP AG	862	61,126
Symantec Corp.*	3,600	64,800
Synopsys, Inc.*	600	19,812

		1,207,615

Specialty Retail—0.5%
Aaron’s, Inc.	700	19,467
American Eagle Outfitters, Inc.	1,100	23,188
AOKI Holdings, Inc.	500	10,813
ARB Corp., Ltd.	1,362	13,777
Bed Bath & Beyond, Inc.*	1,300	81,900
Best Buy Co., Inc.	1,100	18,909
Buckle, Inc. (The)	300	13,629
Carphone Warehouse Group plc	5,502	14,547
Chico’s FAS, Inc.	1,100	19,921
Clas Ohlson AB - B Shares	892	11,694
Fielmann AG	218	20,231
Finish Line, Inc. (The) - Class A	500	11,370
Foot Locker, Inc.	700	24,850
GameStop Corp. - Class A	1,000	21,000
Genesco, Inc.*	200	13,346
Hennes & Mauritz AB - B Shares	2,327	81,037
Home Depot, Inc. (The)	1,300	78,481
Jos A Bank Clothiers, Inc.*	300	14,544
Luk Fook Holdings International, Ltd.	5,000	16,563
Nitori Holdings Co., Ltd.	400	37,125
O’Reilly Automotive, Inc.*	400	33,448
PetSmart, Inc.	500	34,490
Pier 1 Imports, Inc.	600	11,244
Rent-A-Center, Inc.	500	17,540
Ross Stores, Inc.	900	58,140
rue21, Inc.*	300	9,345
Shimamura Co., Ltd.	200	23,251
Staples, Inc.	2,400	27,648
Super Retail Group, Ltd.	2,304	18,509
Tiffany & Co.	900	55,692
TJX Cos., Inc.	2,600	116,454
United Arrows, Ltd.	500	13,355
USS Co., Ltd.	150	15,833
Williams-Sonoma, Inc.	600	26,382
Yamada Denki Co., Ltd.	340	14,900

		1,022,623

MIST-326

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Textiles, Apparel & Luxury Goods—0.2%
Bosideng International Holdings, Ltd.	54,000	$15,057
Burberry Group plc	2,445	39,701
Coach, Inc.	1,200	67,224
NIKE, Inc. - Class B	900	85,419
Pou Chen Corp.	17,000	17,352
Ralph Lauren Corp.	300	45,369
Shenzhou International Group Holdings, Ltd.	13,000	22,222
Swatch Group AG (The)	184	73,393
Tod’s S.p.A.	291	31,532

		397,269

Thrifts & Mortgage Finance—0.0%
Genworth MI Canada, Inc.	900	19,097
TrustCo Bank Corp.	1,800	10,296

		29,393

Tobacco—0.4%
Altria Group, Inc.	6,900	230,391
British American Tobacco plc	1,548	79,596
Japan Tobacco, Inc.	3,770	112,989
Philip Morris International, Inc.	2,000	179,880
Reynolds American, Inc.	3,400	147,356

		750,212

Trading Companies & Distributors—0.2%
Applied Industrial Technologies, Inc.	500	20,715
ITOCHU Corp.	7,000	70,908
Marubeni Corp.	6,000	38,259
Mitsubishi Corp.	3,500	63,585
Mitsui & Co., Ltd.	5,000	70,294
Ramirent Oyj	1,685	13,586
Rexel S.A.	1,155	23,289
Richelieu Hardware, Ltd.	400	14,025
Sumitomo Corp.	3,600	48,543
Toyota Tsusho Corp.	1,100	23,507
Travis Perkins plc	1,670	28,157
Trusco Nakayama Corp.	800	14,594
Wajax Corp.	300	13,546

		443,008

Transportation Infrastructure—0.0%
Autostrada Torino-Milano S.p.A.	1,765	16,018
Societa Iniziative Autostradali e Servizi S.p.A.	3,120	25,104

		41,122

Wireless Telecommunication Services—0.3%
China Mobile, Ltd.	1,500	16,632
Drillisch AG	1,120	13,607
Freenet AG	1,141	18,620
Mobistar S.A.	814	25,681
MTN Group, Ltd.	1,008	19,415
NTT DoCoMo, Inc.	66	107,036
Softbank Corp.	3,200	129,521
Vodacom Group, Ltd.	786	9,651
Vodafone Group plc	128,177	364,800

		704,963

Total Common Stocks (Cost $48,073,813)		48,095,379

Preferred Stocks—0.1%
Security Description	Shares/Par Amount	Value

Automobiles—0.1%
Volkswagen AG	417	$76,170

Health Care Equipment & Supplies—0.0%
Draegerwerk AG & Co. KGaA	159	15,774

Household Products—0.0%
Henkel AG & Co. KGaA	863	68,680

Total Preferred Stocks (Cost $163,549)		160,624

Short-Term Investment—21.3%

Repurchase Agreement—21.3%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/28/12 at 0.010% to be repurchased at $42,533,035 on 10/01/12, collateralized by $43,115,000, Federal National Mortgage Association at 0.750% due 04/10/15 with a value of $43,384,469.	$42,533,000	42,533,000

Total Short-Term Investment (Cost $42,533,000)		42,533,000

Total Investments—104.4% (Cost $206,070,241#)		208,337,754
Other assets and liabilities (net)—(4.4)%		(8,853,374)

Net Assets—100.0%		$199,484,380

*	Non-income producing security.
#	As of September 30, 2012, the aggregate cost of investments was $206,070,241. The aggregate unrealized appreciation and depreciation of investments were $2,663,922 and $(396,409), respectively, resulting in net unrealized appreciation of $2,267,513.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2012, the market value of 144A securities was $11,570, which is 0.0% of net assets.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(ETF)—	Exchange-Traded Fund
(GDR)—	A Global Depositary Receipt is a negotiable certificate issued by one country’s bank against a certain number of shares of a company’s stock held in its custody but traded on the stock exchange of another country.
(NVDR)—	Non-Voting Depository Receipts

The Portfolio invests in commodity-related instruments through its investment in the Schroders Global Multi-Asset Portfolio, Ltd., a wholly-owned and controlled subsidiary (the “Subsidiary”) of the Portfolio. Investments of the Subsidiary have been consolidated with those of the Portfolio for reporting purposes.

MIST-327

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2012 (Unaudited)

Futures Contracts

The futures contracts outstanding as of September 30, 2012 were as follows:

Futures Contracts—Long	Exchange	Expiration Date	Number of Contracts	Contract Amount	Valuation as of September 30, 2012	Unrealized Depreciation
Euro Stoxx 50 Index Futures	Eurex Deutschland	12/21/2012	518	$16,937,411	$16,341,849	$(595,562)
MSCI Taiwan Index Futures	Singapore Exchange	10/30/2012	136	3,767,686	3,745,440	(22,246)
NASDAQ 100 E-Mini Index Futures	CME Index & Options Market	12/21/2012	48	2,686,636	2,680,320	(6,316)
S&P 500 E-Mini Index Futures	CME Index & Options Market	12/21/2012	141	10,246,043	10,111,110	(134,933)
Topix Index Futures	Tokyo Stock Exchange	12/14/2012	22	2,115,937	2,072,014	(43,923)

Net Unrealized Depreciation						$(802,980)

Futures Contracts—Short	Exchange	Expiration Date	Number of Contracts	Contract Amount	Valuation as of September 30, 2012	Unrealized Appreciation/ (Depreciation)
DAX Index Futures	Eurex Deutschland	12/21/2012	(29)	$(6,856,816)	$(6,743,828)	$112,988
S&P TSE 60 Index Futures	The Montreal Exchange/Bourse De Montreal	12/20/2012	(12)	(1,701,516)	(1,710,589)	(9,073)

Net Unrealized Appreciation						$103,915

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts to buy:

Settlement Date	Counterparty	Contracts to Buy		Value at September 30, 2012	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
10/4/2012	State Street Bank and Trust	401,000	AUD	$415,921	$414,815	$1,106
10/4/2012	Westpac Banking Corp.	1,216,000	AUD	1,261,246	1,235,483	25,763
10/25/2012	State Street Bank and Trust	4,185,000	CAD	4,254,798	4,206,144	48,654
10/4/2012	State Street Bank and Trust	1,437,000	EUR	1,846,653	1,838,822	7,831
10/25/2012	Royal Bank of Scotland plc	1,365,000	EUR	1,754,488	1,783,208	(28,720)
10/25/2012	State Street Bank and Trust	1,126,000	EUR	1,447,292	1,441,156	6,136
10/4/2012	State Street Bank and Trust	38,459,500	JPY	492,826	490,030	2,796
10/25/2012	State Street Bank and Trust	38,459,500	JPY	492,911	494,533	(1,622)
10/4/2012	HSBC Bank plc	7,419,700	NOK	1,295,040	1,246,282	48,758
10/4/2012	Skandinaviska Enskilda Banken	12,923,500	NOK	2,255,677	2,183,010	72,667
10/25/2012	Barclays Bank plc	2,155,000	NZD	1,783,392	1,777,564	5,828
10/25/2012	Credit Suisse International	79,423,600	RUB	2,536,727	2,467,338	69,389
10/25/2012	Skandinaviska Enskilda Banken	9,381,700	SEK	1,427,262	1,417,778	9,484
10/25/2012	State Street Bank and Trust	15,600,000	SEK	2,373,268	2,319,185	54,083
10/4/2012	State Street Bank and Trust	4,792,700	SGD	3,905,384	3,813,597	91,787
10/4/2012	Barclays Bank plc	43,190,800	TWD	1,473,413	1,442,771	30,642
10/4/2012	HSBC Bank plc	35,234,600	TWD	1,201,995	1,176,585	25,410
10/4/2012	Standard Chartered Bank	35,234,600	TWD	1,201,995	1,177,037	24,958
10/3/2012	Barclays Bank plc	402,922	ZAR	48,404	49,117	(713)

Net Unrealized Appreciation						$494,237

Forward foreign currency exchange contracts to sell:

Settlement Date	Counterparty	Contracts to Deliver		Value at September 30, 2012	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
10/4/2012	Barclays Bank plc	1,351,000	AUD	$1,401,269	$1,398,992	$(2,277)
10/4/2012	State Street Bank and Trust	266,000	AUD	275,898	274,398	(1,500)
10/25/2012	State Street Bank and Trust	401,000	AUD	415,149	413,980	(1,169)
10/25/2012	JPMorgan Chase Bank N.A.	1,740,000	CAD	1,769,020	1,765,189	(3,831)

MIST-328

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2012 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Settlement Date	Counterparty	Contracts to Deliver		Value at September 30, 2012	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
10/25/2012	Westpac Banking Corp.	1,225,000	CAD	$1,245,431	$1,234,190	$(11,241)
10/4/2012	State Street Bank and Trust	1,123,000	EUR	1,443,139	1,405,093	(38,046)
10/4/2012	State Street Bank and Trust	314,000	EUR	403,513	382,386	(21,127)
10/4/2012	State Street Bank and Trust	38,459,500	JPY	492,826	494,430	1,604
10/4/2012	Skandinaviska Enskilda Banken	11,343,200	NOK	1,979,850	1,966,100	(13,750)
10/4/2012	State Street Bank and Trust	9,000,000	NOK	1,570,866	1,546,220	(24,646)
10/25/2012	Credit Suisse International	40,000,000	RUB	1,277,568	1,230,012	(47,556)
10/25/2012	Credit Suisse International	39,423,600	RUB	1,259,159	1,255,849	(3,310)
10/25/2012	HSBC Bank plc	8,301,700	SEK	1,262,958	1,237,010	(25,948)
10/25/2012	Skandinaviska Enskilda Bank	13,213,459	SEK	2,010,198	1,961,671	(48,527)
10/25/2012	State Street Bank and Trust	3,466,541	SEK	527,374	516,654	(10,720)
10/4/2012	State Street Bank and Trust	4,792,700	SGD	3,905,384	3,844,432	(60,952)
10/4/2012	State Street Bank and Trust	113,660,000	TWD	3,877,403	3,792,459	(84,944)

Net Unrealized Depreciation						$(397,940)

Forward foreign cross-currency exchange contracts:

Settlement Date	Counterparty	Contracts to Buy		Contracts to Deliver		Net Unrealized Depreciation
10/25/2012	JPMorgan Chase Bank N.A.	1,460,000	CHF	1,216,395	EUR	$(10,465)

(AUD)—	Australian Dollar
(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(EUR)—	Euro
(JPY)—	Japanese Yen
(NOK)—	Norwegian Krone
(NZD)—	New Zealand Dollar
(RUB)—	Russian Rouble
(SEK)—	Swedish Krona
(SGD)—	Singapore Dollar
(TWD)—	Taiwanese Dollar
(ZAR)—	South African Rand

Swap Agreements

Open interest rate swap agreements as of September 30, 2012 were as follows:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	1.786%	7/25/2022	JPMorgan Chase Bank N.A.	1,600,000	USD	$16,572	$—	$16,572
Pay	3-Month USD-LIBOR	1.753%	7/25/2022	JPMorgan Chase Bank N.A.	1,875,000	USD	13,577	—	13,577
Pay	3-Month USD-LIBOR	1.785%	7/25/2022	JPMorgan Chase Bank N.A.	900,000	USD	9,128	—	9,128
Pay	3-Month USD-LIBOR	2.038%	7/25/2022	JPMorgan Chase Bank N.A.	165,000	USD	5,526	—	5,526
Pay	3-Month USD-LIBOR	1.811%	7/25/2022	JPMorgan Chase Bank N.A.	375,000	USD	4,693	—	4,693
Pay	3-Month USD-LIBOR	1.745%	7/25/2022	JPMorgan Chase Bank N.A.	625,000	USD	3,979	—	3,979
Pay	3-Month USD-LIBOR	1.718%	7/25/2022	JPMorgan Chase Bank N.A.	430,000	USD	1,661	—	1,661
Pay	3-Month USD-LIBOR	1.680%	7/25/2022	JPMorgan Chase Bank N.A.	700,000	USD	269	—	269
Pay	3-Month USD-LIBOR	1.661%	7/25/2022	JPMorgan Chase Bank N.A.	875,000	USD	(1,132)	—	(1,132)
Pay	3-Month USD-LIBOR	1.643%	7/25/2022	JPMorgan Chase Bank N.A.	500,000	USD	(1,569)	—	(1,569)
Pay	3-Month USD-LIBOR	1.613%	7/25/2022	JPMorgan Chase Bank N.A.	475,000	USD	(2,796)	—	(2,796)
Pay	3-Month USD-LIBOR	1.806%	7/25/2022	UBS AG	23,260,000	USD	278,908	—	278,908
Pay	3-Month USD-LIBOR	1.822%	7/25/2022	UBS AG	2,250,000	USD	30,755	—	30,755
Pay	3-Month USD-LIBOR	1.913%	7/25/2022	UBS AG	1,325,000	USD	29,128	—	29,128

MIST-329

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2012 (Unaudited)

Swap Agreements—(Continued)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	1.907%	7/25/2022	UBS AG	1,150,000	USD	$24,692	$—	$24,692
Pay	3-Month USD-LIBOR	1.910%	7/25/2022	UBS AG	925,000	USD	20,118	—	20,118
Pay	3-Month USD-LIBOR	1.888%	7/25/2022	UBS AG	800,000	USD	15,731	—	15,731
Pay	3-Month USD-LIBOR	1.810%	7/25/2022	UBS AG	1,250,000	USD	15,569	—	15,569
Pay	3-Month USD-LIBOR	1.840%	7/25/2022	UBS AG	925,000	USD	14,118	—	14,118
Pay	3-Month USD-LIBOR	1.748%	7/25/2022	UBS AG	1,400,000	USD	9,443	—	9,443
Pay	3-Month USD-LIBOR	1.725%	7/25/2022	UBS AG	1,290,000	USD	5,951	—	5,951
Pay	3-Month USD-LIBOR	1.749%	7/25/2022	UBS AG	835,000	USD	5,666	—	5,666
Pay	3-Month USD-LIBOR	1.700%	7/25/2022	UBS AG	1,820,000	USD	4,182	—	4,182
Pay	3-Month USD-LIBOR	1.723%	7/25/2022	UBS AG	800,000	USD	3,476	—	3,476
Pay	3-Month USD-LIBOR	1.743%	7/25/2022	UBS AG	500,000	USD	3,099	—	3,099
Pay	3-Month USD-LIBOR	1.690%	7/25/2022	UBS AG	1,275,000	USD	1,766	—	1,766
Pay	3-Month USD-LIBOR	1.701%	7/25/2022	UBS AG	500,000	USD	1,165	—	1,165
Pay	3-Month USD-LIBOR	1.680%	7/25/2022	UBS AG	1,500,000	USD	717	—	717
Pay	3-Month USD-LIBOR	1.648%	7/25/2022	UBS AG	1,000,000	USD	(2,548)	—	(2,548)
Pay	3-Month USD-LIBOR	1.661%	7/25/2022	UBS AG	2,750,000	USD	(3,411)	—	(3,411)
Pay	3-Month USD-LIBOR	1.609%	7/25/2022	UBS AG	640,000	USD	(3,971)	—	(3,971)
Pay	3-Month USD-LIBOR	1.626%	7/25/2022	UBS AG	1,185,000	USD	(5,511)	—	(5,511)
Pay	3-Month USD-LIBOR	1.570%	7/25/2022	UBS AG	660,000	USD	(6,505)	—	(6,505)
Pay	3-Month USD-LIBOR	1.550%	7/25/2022	UBS AG	950,000	USD	(11,115)	—	(11,115)
Pay	3-Month USD-LIBOR	1.581%	7/25/2022	UBS AG	1,400,000	USD	(12,302)	—	(12,302)

Totals							$469,029	$—	$469,029

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2012:

Description	Level 1	Level 2	Level 3	Total
Total Investment Company Securities	$117,548,751	$—	$—	$117,548,751
Common Stocks
Aerospace & Defense	531,110	227,204	—	758,314
Air Freight & Logistics	54,031	61,680	—	115,711
Airlines	19,008	29,764	—	48,772
Auto Components	137,187	467,795	—	604,982
Automobiles	88,740	460,491	—	549,231
Beverages	492,783	86,641	—	579,424
Biotechnology	473,651	—	—	473,651
Building Products	—	143,823	—	143,823
Capital Markets	635,928	432,848	—	1,068,776
Chemicals	672,011	613,793	—	1,285,804

MIST-330

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2012 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Commercial Banks	$1,392,739	$2,411,106	$—	$3,803,845
Commercial Services & Supplies	59,677	254,432	—	314,109
Communications Equipment	450,764	52,753	—	503,517
Computers & Peripherals	1,532,471	15,497	—	1,547,968
Construction & Engineering	61,598	270,819	—	332,417
Construction Materials	—	60,887	—	60,887
Consumer Finance	353,438	—	—	353,438
Containers & Packaging	—	17,418	—	17,418
Distributors	—	48,981	—	48,981
Diversified Consumer Services	71,046	—	—	71,046
Diversified Financial Services	919,353	300,929	—	1,220,282
Diversified Telecommunication Services	492,042	1,074,124	—	1,566,166
Electric Utilities	19,704	294,546	—	314,250
Electrical Equipment	180,353	14,017	—	194,370
Electronic Equipment, Instruments & Components	182,039	165,186	—	347,225
Energy Equipment & Services	330,797	217,834	—	548,631
Food & Staples Retailing	419,679	574,912	—	994,591
Food Products	306,530	710,568	—	1,017,098
Gas Utilities	—	66,554	—	66,554
Health Care Equipment & Supplies	650,070	222,125	—	872,195
Health Care Providers & Services	848,195	118,251	—	966,446
Health Care Technology	44,490	—	—	44,490
Hotels, Restaurants & Leisure	425,942	214,269	—	640,211
Household Durables	56,197	127,064	—	183,261
Household Products	502,794	219,102	—	721,896
Independent Power Producers & Energy Traders	—	32,321	—	32,321
Industrial Conglomerates	627,201	169,423	—	796,624
Insurance	1,422,123	774,240	—	2,196,363
Internet & Catalog Retail	146,780	21,752	—	168,532
Internet Software & Services	416,610	124,389	—	540,999
IT Services	1,217,420	113,805	—	1,331,225
Leisure Equipment & Products	101,288	55,101	—	156,389
Life Sciences Tools & Services	144,384	—	—	144,384
Machinery	564,535	464,596	—	1,029,131
Marine	—	15,389	—	15,389
Media	740,120	251,883	—	992,003
Metals & Mining	538,165	1,025,632	—	1,563,797
Multi-Utilities	—	419,033	—	419,033
Multiline Retail	51,220	62,586	—	113,806
Office Electronics	45,026	113,094	—	158,120
Oil, Gas & Consumable Fuels	3,003,500	1,891,441	—	4,894,941
Paper & Forest Products	93,858	84,313	—	178,171
Personal Products	145,740	143,125	—	288,865
Pharmaceuticals	2,051,564	1,854,661	—	3,906,225
Professional Services	116,998	89,820	—	206,818
Real Estate Investment Trusts	110,020	17,537	—	127,557
Real Estate Management & Development	—	523,121	—	523,121
Road & Rail	621,034	69,110	—	690,144
Semiconductors & Semiconductor Equipment	604,464	40,972	—	645,436
Software	1,055,740	151,875	—	1,207,615
Specialty Retail	730,988	291,635	—	1,022,623
Textiles, Apparel & Luxury Goods	198,012	199,257	—	397,269
Thrifts & Mortgage Finance	29,393	—	—	29,393
Tobacco	557,627	192,585	—	750,212
Trading Companies & Distributors	48,286	394,722	—	443,008
Transportation Infrastructure	—	41,122	—	41,122
Wireless Telecommunication Services	—	704,963	—	704,963
Total Common Stocks	27,786,463	20,308,916	—	48,095,379
Total Preferred Stocks*	—	160,624	—	160,624
Total Short-Term Investment*	—	42,533,000	—	42,533,000
Total Investments	$145,335,214	$63,002,540	$—	$208,337,754

MIST-331

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2012 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Forward Contracts
Forward Foreign Currency Contracts (Unrealized Appreciation)	$—	$494,237	$—	$494,237
Forward Foreign Currency Contracts (Unrealized Depreciation)	—	(408,405)	—	(408,405)
Total Forward Contracts	$—	$85,832	$—	$85,832
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$112,988	$—	$—	$112,988
Future Contracts (Unrealized Depreciation)	(812,053)	—	—	(812,053)
Total Futures Contracts	$(699,065)	$—	$—	$(699,065)
Swap Contracts
Swap Contracts at Value (Assets)	$—	$519,889	$—	$519,889
Swap Contracts at Value (Liabilities)	—	(50,860)	—	(50,860)
Total Swap Contracts	$—	$469,029	$—	$469,029

*	See Consolidated Schedule of Investments for additional detailed categorizations.

MIST-332

Met Investors Series Trust

SSgA Growth and Income ETF Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Investment Company Securities—97.7% of Net Assets

Security Description	Shares	Value
iShares Barclays U.S. Treasury Inflation Protected Securities Bond Fund	708,500	$86,266,960
iShares Gold Trust*	1,667,100	28,790,817
iShares iBoxx $ Investment Grade Corporate Bond Fund (a)	848,380	103,307,233
iShares MSCI Canada Index Fund (a)	1,592,500	45,322,550
iShares MSCI EAFE Index Fund	6,549,500	347,123,500
iShares S&P SmallCap 600 Index Fund (a)	921,900	71,050,833
SPDR Barclays Capital High Yield Bond ETF (a) (b)	7,962,010	320,232,042
SPDR Dow Jones International Real Estate ETF (a) (b)	1,881,798	73,860,571
SPDR Gold Trust* (a) (b)	339,200	58,349,184
SPDR S&P 500 ETF Trust (a) (b)	5,738,900	825,999,877
SPDR S&P Dividend ETF (a) (b)	2,995,300	174,026,930
SPDR S&P International Small Cap ETF (a) (b)	2,117,623	57,874,637
SPDR S&P MidCap 400 ETF Trust (a) (b)	165,800	29,830,736
Vanguard MSCI Emerging Markets ETF (a)	2,786,400	116,332,200
Vanguard MSCI European ETF (a)	468,300	21,195,258
Vanguard REIT ETF (a)	1,515,800	98,481,526
Vanguard Total Bond Market ETF (a)	4,460,500	379,811,575

Total Investment Company Securities (Cost $2,622,212,303)		2,837,856,429

Short-Term Investments—21.0%

Mutual Funds—21.0%
AIM STIT-STIC Prime Portfolio (The)	89,106,744	89,106,744
State Street Navigator Securities Lending Prime Portfolio (b) (c)	521,247,938	521,247,938

Total Short-Term Investments (Cost $610,354,682)		610,354,682

Total Investments—118.7% (Cost $3,232,566,985#)		3,448,211,111
Other assets and liabilities (net)—(18.7)%		(542,868,434)

Net Assets—100.0%		$2,905,342,677

#	As of September 30, 2012, the aggregate cost of investments was $3,232,566,985. The aggregate unrealized appreciation and depreciation of investments were $222,544,143 and $(6,900,017), respectively, resulting in net unrealized appreciation of $215,644,126.
*	Non-income producing security.
(a)	All or a portion of the security was held on loan. As of September 30, 2012, the market value of securities loaned was $508,038,182 and the collateral received consisted of cash in the amount of $521,247,938. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Affiliated Issuer.
(c)	Represents investment of cash collateral received from securities lending transactions.
(ETF)—	Exchange-Traded Fund
(REIT)—	A Real Estate Investment Trust is a pooled investment vehicle that invests primarily in income-producing real estate or real estate related loans or interest.

A summary of Portfolio’s transactions in the securities of affiliated issuers during the six months ended September 30, 2012 was as follows:

Transactions in Securities of Affilated Issuers

Underlying ETF/Security	Number of shares held at December 31, 2011	Shares purchased	Shares sold	Number of shares held at September 30, 2012
SPDR Barclays Capital High Yield Bond ETF	7,417,410	2,840,100	(2,295,500)	7,962,010
SPDR Dow Jones International Real Estate ETF	1,633,598	1,909,800	(1,661,600)	1,881,798
SPDR Gold Trust	255,600	248,400	(164,800)	339,200
SPDR S&P 500 ETF Trust	6,278,400	90,200	(629,700)	5,738,900
SPDR S&P Dividend ETF	3,880,400	50,900	(936,000)	2,995,300
SPDR S&P International Small Cap ETF	2,103,423	114,400	(100,200)	2,117,623
SPDR S&P MidCap 400 ETF Trust	—	165,800	—	165,800
State Street Navigator Securities Lending Prime Portfolio	384,383,855	7,238,591,270	(7,101,727,187)	521,247,938

MIST-333

Met Investors Series Trust

SSgA Growth and Income ETF Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Underlying ETF/Security	Net Realized Gain/(Loss) on sales of Affiliated Investments	Capital Gain Distributions from Affiliated Investments	Income from Affiliated Investments	Ending Value as of September 30, 2012
SPDR Barclays Capital High Yield Bond ETF	$(2,354,488)	$—	$18,798,808	$320,232,042
SPDR Dow Jones International Real Estate ETF	(3,545,877)	—	974,837	73,860,571
SPDR Gold Trust	5,900,642	—	—	58,349,184
SPDR S&P 500 ETF Trust	23,868,418	—	12,732,532	825,999,877
SPDR S&P Dividend ETF	5,000,711	—	2,574,677	174,026,930
SPDR S&P International Small Cap ETF	256,250	—	573,198	57,874,637
SPDR S&P MidCap 400 ETF Trust	—	—	115,143	29,830,736
State Street Navigator Securities Lending Prime Portfolio	—	—	1,998,199	521,247,938

	$29,125,656	$—	$37,767,394	$2,061,421,915

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2012:

Description	Level 1	Level 2	Level 3	Total
Total Investment Company Securities	$2,837,856,429	$—	$—	$2,837,856,429
Total Short-Term Investments*	610,354,682	—	—	610,354,682
Total Investments	$3,448,211,111	$—	$—	$3,448,211,111

*	See Schedule of Investments for additional detailed categorizations.

MIST-334

Met Investors Series Trust

SSgA Growth ETF Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Investment Company Securities—97.6% of Net Assets

Security Description	Shares	Value
iShares Barclays U.S. Treasury Inflation Protected Securities Bond Fund	67,000	$8,157,920
iShares Gold Trust* (a)	186,200	3,215,674
iShares iBoxx $ Investment Grade Corporate Bond Fund	251,900	30,673,863
iShares MSCI Canada Index Fund (a)	682,500	19,423,950
iShares MSCI EAFE Index Fund	2,901,000	153,753,000
iShares S&P SmallCap 600 Index Fund (a)	493,200	38,010,924
SPDR Barclays Capital High Yield Bond ETF (a) (b)	1,289,600	51,867,712
SPDR Dow Jones International Real Estate ETF (b)	549,600	21,571,800
SPDR Gold Trust* (a) (b)	129,700	22,310,994
SPDR S&P 500 ETF Trust (a) (b)	1,981,700	285,226,081
SPDR S&P Dividend ETF (a) (b)	881,900	51,238,390
SPDR S&P International Small Cap ETF (b)	959,700	26,228,601
SPDR S&P MidCap 400 ETF Trust (a) (b)	190,300	34,238,776
Vanguard MSCI Emerging Markets ETF (a)	1,212,100	50,605,175
Vanguard MSCI European ETF (a)	157,300	7,119,398
Vanguard REIT ETF (a)	442,900	28,775,213

Total Investment Company Securities (Cost $747,548,466)		832,417,471

Short-Term Investments—24.2%

Mutual Funds—24.2%
AIM STIT-STIC Prime Portfolio (The)	26,712,205	26,712,205
State Street Navigator Securities Lending Prime Portfolio (b) (c)	179,926,871	179,926,871

Total Short-Term Investments (Cost $206,639,076)		206,639,076

Total Investments—121.8% (Cost $954,187,542#)		1,039,056,547
Other assets and liabilities (net)—(21.8)%		(185,880,383)

Net Assets—100.0%		$853,176,164

#	As of September 30, 2012, the aggregate cost of investments was $954,187,542. The aggregate unrealized appreciation and depreciation of investments were $87,659,404 and $(2,790,399), respectively, resulting in net unrealized appreciation of $84,869,005.
*	Non-income producing security.
(a)	All or a portion of the security was held on loan. As of September 30, 2012, the market value of securities loaned was 175,280,308 and the collateral received consisted of cash in the amount of $179,926,871. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Affiliated Issuer.
(c)	Represents investment of cash collateral received from securities lending transactions.
(ETF)—	Exchange-Traded Fund
(REIT)—	A Real Estate Investment Trust is a pooled investment vehicle that invests primarily in income-producing real estate or real estate related loans or interest.

A summary of Portfolio’s transactions in the securities of affiliated issuers during the six months ended September 30, 2012 was as follows:

Transactions in Securities of Affilated Issuers

Underlying ETF/Security	Number of shares held at December 31, 2011	Shares purchased	Shares sold	Number of shares held at September 30, 2012
SPDR Barclays Capital High Yield Bond ETF	1,192,400	753,500	(656,300)	1,289,600
SPDR Dow Jones International Real Estate ETF	447,900	587,400	(485,700)	549,600
SPDR Gold Trust	105,700	71,900	(47,900)	129,700
SPDR S&P 500 ETF Trust	2,160,500	96,300	(275,100)	1,981,700
SPDR S&P Dividend ETF	1,153,600	42,400	(314,100)	881,900
SPDR S&P International Small Cap ETF	859,100	120,300	(19,700)	959,700
SPDR S&P MidCap 400 ETF Trust	144,400	45,900	—	190,300
State Street Navigator Securities Lending Prime Portfolio	84,981,063	2,024,144,280	(1,929,198,472)	179,926,871

MIST-335

Met Investors Series Trust

SSgA Growth ETF Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Underlying ETF/Security	Net Realized Gain/(Loss) on sales of Affiliated Investments	Capital Gain Distributions from Affiliated Investments	Income from Affiliated Investments	Ending Value as of September 30, 2012
SPDR Barclays Capital High Yield Bond ETF	$(1,035,943)	$—	$3,076,179	$51,867,712
SPDR Dow Jones International Real Estate ETF	(1,111,212)	—	288,191	21,571,800
SPDR Gold Trust	1,950,472	—	—	22,310,994
SPDR S&P 500 ETF Trust	13,473,656	—	4,370,685	285,226,081
SPDR S&P Dividend ETF	1,434,098	—	755,052	51,238,390
SPDR S&P International Small Cap ETF	246,106	—	252,978	26,228,601
SPDR S&P MidCap 400 ETF Trust	—	—	237,137	34,238,776
State Street Navigator Securities Lending Prime Portfolio	—	—	501,456	179,926,871

	$14,957,177	$—	$9,481,678	$672,609,225

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2012:

Description	Level 1	Level 2	Level 3	Total
Total Investment Company Securities	$832,417,471	$—	$—	$832,417,471
Total Short-Term Investments*	206,639,076	—	—	206,639,076
Total Investments	$1,039,056,547	$—	$—	$1,039,056,547

*	See Schedule of Investments for additional detailed categorizations.

MIST-336

Met Investors Series Trust

T. Rowe Price Large Cap Value Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stocks—98.3% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—4.3%
Boeing Co. (The)	294,000	$20,468,280
Honeywell International, Inc.	481,000	28,739,750
Lockheed Martin Corp.	175,000	16,341,500
Raytheon Co.	506,000	28,922,960
United Technologies Corp.	439,000	34,369,310

		128,841,800

Airlines—1.5%
Southwest Airlines Co.	5,045,000	44,244,650

Automobiles—1.3%
General Motors Co.*	1,751,000	39,835,250

Beverages—1.3%
PepsiCo, Inc.	532,000	37,649,640

Biotechnology—1.1%
Amgen, Inc.	404,000	34,065,280

Capital Markets—4.2%
Ameriprise Financial, Inc.	342,000	19,387,980
Charles Schwab Corp. (The) (a)	1,600,000	20,464,000
Goldman Sachs Group, Inc. (The)	122,000	13,868,960
Invesco, Ltd.	980,000	24,490,200
Morgan Stanley	2,825,000	47,290,500

		125,501,640

Chemicals—0.5%
Celanese Corp. - Series A	278,000	10,538,980
Monsanto Co.	40,000	3,640,800

		14,179,780

Commercial Banks—4.3%
Fifth Third Bancorp.	1,720,000	26,677,200
KeyCorp.	2,890,000	25,258,600
U.S. Bancorp.	1,270,000	43,561,000
Wells Fargo & Co.	950,000	32,803,500

		128,300,300

Communications Equipment—1.3%
Cisco Systems, Inc.	2,070,000	39,516,300

Computers & Peripherals—1.1%
Dell, Inc.	3,155,000	31,108,300

Construction Materials—1.0%
Vulcan Materials Co. (a)	639,000	30,224,700

Consumer Finance—2.1%
American Express Co.	668,000	37,982,480
SLM Corp.	1,620,000	25,466,400

		63,448,880

Diversified Financial Services—4.7%
Bank of America Corp.	5,645,000	49,845,350
JPMorgan Chase & Co.	2,196,000	88,894,080

		138,739,430

Diversified Telecommunication Services—2.7%
AT&T, Inc.	2,145,000	$80,866,500

Electric Utilities—2.6%
Entergy Corp.	531,000	36,798,300
Exelon Corp.	1,125,000	40,027,500

		76,825,800

Electrical Equipment—0.6%
Emerson Electric Co.	380,000	18,342,600

Electronic Equipment, Instruments & Components—0.7%
TE Connectivity, Ltd.	590,000	20,065,900

Energy Equipment & Services—1.3%
Baker Hughes, Inc.	657,000	29,716,110
Schlumberger, Ltd.	140,000	10,126,200

		39,842,310

Food & Staples Retailing—0.8%
Wal-Mart Stores, Inc.	303,000	22,361,400

Food Products—0.9%
Kellogg Co.	505,000	26,088,300

Health Care Equipment & Supplies—1.4%
Covidien plc	698,000	41,475,160

Household Products—1.9%
Procter & Gamble Co. (The)	799,000	55,418,640

Independent Power Producers & Energy Traders—1.9%
AES Corp. (The)*	1,282,000	14,063,540
NRG Energy, Inc.	1,930,000	41,282,700

		55,346,240

Industrial Conglomerates—4.2%
3M Co.	597,000	55,174,740
General Electric Co.	3,015,000	68,470,650

		123,645,390

Insurance—4.3%
Allstate Corp. (The)	960,000	38,025,600
Marsh & McLennan Cos., Inc.	1,560,000	52,930,800
Sun Life Financial, Inc. (a)	430,000	9,988,900
XL Group plc	1,162,000	27,922,860

		128,868,160

IT Services—1.8%
International Business Machines Corp.	118,000	24,479,100
Western Union Co. (The)	1,517,000	27,639,740

		52,118,840

Life Sciences Tools & Services—1.2%
Thermo Fisher Scientific, Inc.	583,000	34,297,890

MIST-337

Met Investors Series Trust

T. Rowe Price Large Cap Value Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Machinery—1.6%
Illinois Tool Works, Inc. (a)	419,000	$24,917,930
Ingersoll-Rand plc	469,000	21,020,580

		45,938,510

Media—6.3%
Cablevision Systems Corp. - Class A (a)	900,000	14,265,000
Comcast Corp. - Class A	875,000	31,298,750
Liberty Media Corp. - Liberty Capital - Class A*	82,500	8,594,025
Madison Square Garden Co. (The) - Class A*	235,000	9,463,450
Time Warner Cable, Inc.	657,000	62,454,420
Time Warner, Inc.	1,345,000	60,968,850

		187,044,495

Metals & Mining—0.6%
Nucor Corp.	350,000	13,391,000
United States Steel Corp. (a)	280,000	5,339,600

		18,730,600

Multiline Retail—1.6%
Kohl’s Corp. (a)	913,000	46,763,860

Oil, Gas & Consumable Fuels—13.2%
Apache Corp.	100,000	8,647,000
Chevron Corp.	808,000	94,180,480
CONSOL Energy, Inc. (a)	710,000	21,335,500
EQT Corp.	368,000	21,712,000
Exxon Mobil Corp.	944,000	86,328,800
Hess Corp.	571,000	30,674,120
Murphy Oil Corp.	490,000	26,308,100
Newfield Exploration Co.*	790,000	24,742,800
Royal Dutch Shell plc (ADR)	558,000	38,730,780
Spectra Energy Corp.	1,350,000	39,636,000

		392,295,580

Paper & Forest Products—1.6%
International Paper Co.	1,275,000	46,308,000

Personal Products—0.6%
Avon Products, Inc.	1,120,000	17,864,000

Pharmaceuticals—7.4%
Johnson & Johnson (a)	816,000	56,230,560
Merck & Co., Inc.	1,735,000	78,248,500
Pfizer, Inc.	3,470,000	86,229,500

		220,708,560

Real Estate Investment Trusts—1.4%
Weyerhaeuser Co.	1,625,000	42,477,500

Real Estate Management & Development—0.6%
St. Joe Co. (The)* (a)	865,000	16,867,500

Road & Rail—3.2%
Canadian Pacific Railway, Ltd. (a)	452,000	$37,466,280
Union Pacific Corp.	473,000	56,145,100

		93,611,380

Semiconductors & Semiconductor Equipment—0.4%
Texas Instruments, Inc.	384,000	10,579,200

Software—2.5%
Microsoft Corp.	2,490,000	74,152,200

Specialty Retail—1.4%
Lowe’s Cos., Inc.	1,415,000	42,789,600

Wireless Telecommunication Services—0.9%
Sprint Nextel Corp.*	4,934,000	27,235,680

Total Common Stocks (Cost $2,760,220,237)		2,914,585,745

Short-Term Investments—8.9%

Mutual Funds—8.9%
State Street Navigator Securities Lending Prime Portfolio (b)	231,812,814	231,812,814
T. Rowe Price Government Reserve Investment Fund (c)	32,012,812	32,012,812

Total Short-Term Investments (Cost $263,825,626)		263,825,626

Total Investments—107.2% (Cost $3,024,045,863#)		3,178,411,371
Other assets and liabilities (net)—(7.2)%		(213,534,301)

Net Assets—100.0%		$2,964,877,070

#	As of September 30, 2012, the aggregate cost of investments was $3,024,045,863. The aggregate unrealized appreciation and depreciation of investments were $337,521,021 and $(183,155,513), respectively, resulting in net unrealized appreciation of $154,365,508.
*	Non-income producing security.
(a)	All or a portion of the security was held on loan. As of September 30, 2012, the market value of securities loaned was $225,273,997 and the collateral received consisted of cash in the amount of $231,812,814. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Represents investment of cash collateral received from securities lending transactions.
(c)	Affiliated Issuer.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

MIST-338

Met Investors Series Trust

T. Rowe Price Large Cap Value Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Transactions in Affiliated Issuers

Security Description	Number of shares held at December 31, 2011	Shares purchased	Shares sold	Number of shares held at September 30, 2012	Income earned from affiliates during the period
T. Rowe Price Government Reserve Investment Fund	52,965,574	167,163,529	(133,415,644)	86,713,459	$50,782

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2012:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$2,914,585,745	$—	$—	$2,914,585,745
Total Short-Term Investments*	263,825,626	—	—	263,825,626
Total Investments	$3,178,411,371	$—	$—	$3,178,411,371

*	See Schedule of Investments for additional detailed categorizations.

MIST-339

Met Investors Series Trust

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stocks—93.8% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.1%
Rockwell Collins, Inc. (a)	89,000	$4,773,960
Spirit AeroSystems Holdings, Inc. - Class A*	265,000	5,885,650
Textron, Inc. (a)	852,000	22,296,840

		32,956,450

Air Freight & Logistics—0.4%
UTi Worldwide, Inc.	400,000	5,388,000

Auto Components—0.7%
Allison Transmission Holdings, Inc. (a)	132,000	2,655,840
Gentex Corp. (a)	439,000	7,467,390

		10,123,230

Automobiles—0.7%
Harley-Davidson, Inc.	209,000	8,855,330
Tesla Motors, Inc.* (a)	50,000	1,464,000

		10,319,330

Biotechnology—4.0%
Alexion Pharmaceuticals, Inc.*	125,000	14,300,000
Alkermes plc* (a)	415,000	8,611,250
ARIAD Pharmaceuticals, Inc.* (a)	167,000	4,045,575
Cubist Pharmaceuticals, Inc.* (a)	84,000	4,005,120
Incyte Corp., Ltd.* (a)	167,000	3,014,350
Onyx Pharmaceuticals, Inc.*	63,000	5,323,500
Regeneron Pharmaceuticals, Inc.* (a)	104,000	15,876,640
Theravance, Inc.* (a)	246,000	6,373,860

		61,550,295

Capital Markets—1.1%
Charles Schwab Corp. (The)	487,000	6,228,730
TD Ameritrade Holding Corp. (a)	701,000	10,774,370

		17,003,100

Chemicals—1.1%
Celanese Corp. - Series A	187,000	7,089,170
Rockwood Holdings, Inc.	213,000	9,925,800

		17,014,970

Commercial Banks—0.9%
BankUnited, Inc. (a)	246,000	6,054,060
TCF Financial Corp. (a)	687,000	8,202,780

		14,256,840

Commercial Services & Supplies—0.7%
Clean Harbors, Inc.*	83,000	4,054,550
Waste Connections, Inc. (a)	208,000	6,292,000

		10,346,550

Communications Equipment—2.3%
Aruba Networks, Inc.* (a)	188,000	4,227,180
JDS Uniphase Corp.*	1,292,000	16,001,420
Motorola Solutions, Inc.	292,000	14,760,600

		34,989,200

Computers & Peripherals—0.4%
SanDisk Corp.*	135,000	$5,863,050

Construction & Engineering—1.3%
Quanta Services, Inc.*	788,000	19,463,600

Containers & Packaging—0.2%
Ball Corp.	86,000	3,638,660

Diversified Financial Services—2.3%
CBOE Holdings, Inc. (a)	333,000	9,796,860
IntercontinentalExchange, Inc.*	56,000	7,470,960
MSCI, Inc.*	521,000	18,646,590

		35,914,410

Electrical Equipment—5.4%
Acuity Brands, Inc. (a)	115,000	7,278,350
AMETEK, Inc.	808,000	28,643,600
Babcock & Wilcox Co.*	648,000	16,504,560
Roper Industries, Inc. (a)	276,000	30,329,640

		82,756,150

Electronic Equipment, Instruments & Components—1.2%
Trimble Navigation, Ltd.*	376,000	17,920,160

Energy Equipment & Services—0.8%
McDermott International, Inc.*	1,043,000	12,745,460

Food & Staples Retailing—1.4%
Fresh Market, Inc. (The)*	63,000	3,778,740
Shoppers Drug Mart Corp.	263,000	10,949,639
Whole Foods Market, Inc.	62,000	6,038,800

		20,767,179

Food Products—0.6%
TreeHouse Foods, Inc.*	167,000	8,767,500

Health Care Equipment & Supplies—6.0%
C.R. Bard, Inc.	161,000	16,848,650
CareFusion Corp.*	522,000	14,819,580
Cooper Cos., Inc. (The)	97,000	9,162,620
DENTSPLY International, Inc. (a)	626,000	23,875,640
Edwards Lifesciences Corp.*	107,000	11,488,590
IDEXX Laboratories, Inc.* (a)	162,000	16,094,700

		92,289,780

Health Care Providers & Services—4.8%
Catamaran Corp.*	207,000	20,279,790
Henry Schein, Inc.*	167,000	13,238,090
Laboratory Corp. of America Holdings* (a)	175,000	16,182,250
MEDNAX, Inc.* (a)	125,000	9,306,250
Universal Health Services, Inc. - Class B	199,000	9,100,270
WellCare Health Plans, Inc.*	94,000	5,315,700

		73,422,350

Hotels, Restaurants & Leisure—3.5%
Chipotle Mexican Grill, Inc.*	18,000	5,715,720
Choice Hotels International, Inc. (a)	213,000	6,813,870

MIST-340

Met Investors Series Trust

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Hotels, Restaurants & Leisure—(Continued)
Marriott International, Inc. - Class A (a)	484,000	$18,924,400
Panera Bread Co. - Class A*	46,000	7,860,940
Starbucks Corp.	104,000	5,278,000
Tim Hortons, Inc.	187,000	9,729,610

		54,322,540

Independent Power Producers & Energy Traders—1.4%
Calpine Corp.*	1,198,000	20,725,400

Insurance—2.4%
HCC Insurance Holdings, Inc.	312,000	10,573,680
Progressive Corp. (The)	447,000	9,270,780
W.R. Berkley Corp.	222,000	8,322,780
Willis Group Holdings plc	251,000	9,266,920

		37,434,160

Internet & Catalog Retail—0.8%
Groupon, Inc.* (a)	458,000	2,180,080
Liberty Interactive Corp. - Class A*	372,000	6,882,000
Netflix, Inc.* (a)	72,000	3,919,680

		12,981,760

Internet Software & Services—1.0%
Akamai Technologies, Inc.*	188,000	7,192,880
Rackspace Hosting, Inc.* (a)	125,000	8,261,250

		15,454,130

IT Services—5.0%
Amdocs, Ltd.	551,000	18,177,490
Fiserv, Inc.*	259,000	19,173,770
Gartner, Inc.*	494,000	22,768,460
Global Payments, Inc.	260,000	10,875,800
Vantiv, Inc. - Class A*	250,000	5,387,500

		76,383,020

Life Sciences Tools & Services—2.2%
Agilent Technologies, Inc.	125,000	4,806,250
Bruker Corp.*	621,000	8,128,890
Covance, Inc.*	293,000	13,680,170
Illumina, Inc.* (a)	83,000	4,000,600
Mettler-Toledo International, Inc.*	19,000	3,244,060

		33,859,970

Machinery—4.7%
Colfax Corp.* (a)	92,000	3,373,640
Gardner Denver, Inc.	301,000	18,183,410
IDEX Corp.	375,000	15,663,750
Pall Corp.	327,000	20,761,230
Rexnord Corp.*	131,000	2,386,820
WABCO Holdings, Inc.*	209,000	12,053,030

		72,421,880

Media—1.2%
Charter Communications, Inc. - Class A*	97,000	7,281,790
Discovery Communications, Inc. - Class C*	125,000	7,005,000
Lamar Advertising Co. - Class A*	94,000	3,483,640

		17,770,430

Metals & Mining—1.9%
Agnico-Eagle Mines, Ltd.	292,000	$15,148,960
Franco-Nevada Corp.	250,000	14,736,548

		29,885,508

Multiline Retail—2.7%
Dollar General Corp.*	500,000	25,770,000
Kohl’s Corp. (a)	313,000	16,031,860

		41,801,860

Oil, Gas & Consumable Fuels—6.0%
CONSOL Energy, Inc. (a)	425,000	12,771,250
EQT Corp.	286,000	16,874,000
Halcon Resources Corp.*	382,000	2,800,060
Laredo Petroleum Holdings, Inc.* (a)	122,000	2,681,560
Pioneer Natural Resources Co. (a)	83,000	8,665,200
Range Resources Corp.	271,000	18,934,770
SM Energy Co.	288,000	15,583,680
Southwestern Energy Co.*	396,000	13,772,880

		92,083,400

Pharmaceuticals—1.9%
Elan Corp. plc (ADR)*	642,000	6,882,240
Hospira, Inc.*	292,000	9,583,440
Valeant Pharmaceuticals International, Inc.*	229,000	12,656,830

		29,122,510

Professional Services—3.4%
IHS, Inc. - Class A*	271,000	26,381,850
Manpower, Inc.	382,000	14,057,600
Verisk Analytics, Inc. - Class A*	240,000	11,426,400

		51,865,850

Real Estate Management & Development—0.5%
Jones Lang LaSalle, Inc.	98,000	7,482,300

Road & Rail—2.0%
Hertz Global Holdings, Inc.*	832,000	11,423,360
J.B. Hunt Transport Services, Inc.	167,000	8,690,680
Kansas City Southern	133,000	10,078,740

		30,192,780

Semiconductors & Semiconductor Equipment—4.9%
Altera Corp.	250,000	8,496,250
Atmel Corp.*	1,467,000	7,716,420
Avago Technologies, Ltd.	155,000	5,404,075
Cree, Inc.* (a)	209,000	5,335,770
Intersil Corp. - Class A	234,000	2,047,500
Marvell Technology Group, Ltd.	701,000	6,414,150
Microchip Technology, Inc.	250,000	8,185,000
NVIDIA Corp.*	620,000	8,270,800
Silicon Laboratories, Inc.* (a)	256,000	9,410,560
Xilinx, Inc.	417,000	13,931,970

		75,212,495

Software—6.3%
Ariba, Inc.*	146,000	6,540,800

MIST-341

Met Investors Series Trust

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Software—(Continued)
Concur Technologies, Inc.* (a)	167,000	$12,312,910
FactSet Research Systems, Inc. (a)	117,000	11,281,140
Informatica Corp.*	166,000	5,778,460
MICROS Systems, Inc.*	235,000	11,543,200
Nuance Communications, Inc.* (a)	772,000	19,215,080
Red Hat, Inc.*	292,000	16,626,480
ServiceNow, Inc.* (a)	102,000	3,945,360
TIBCO Software, Inc.*	333,000	10,066,590

		97,310,020

Specialty Retail—1.8%
CarMax, Inc.*	547,000	15,480,100
O’Reilly Automotive, Inc.*	146,000	12,208,520

		27,688,620

Textiles, Apparel & Luxury Goods—0.3%
Michael Kors Holdings, Ltd.*	82,958	4,411,706

Trading Companies & Distributors—1.5%
Air Lease Corp.* (a)	342,000	6,976,800
Fastenal Co.	363,000	15,605,370

		22,582,170

Total Common Stocks (Cost $1,140,704,989)		1,438,488,773

Convertible Preferred Stocks—0.4%

Internet Software & Services—0.4%
Coupons.com, Inc., Series B* (b) (c)	592,662	2,960,347
LivingSocial, Inc., Series E* (b) (c)	757,490	1,466,197
Workday, Inc., Series F* (b) (c)	65,062	1,236,178

Total Convertible Preferred Stocks (Cost $8,402,712)		5,662,722

Right—0.0%

Internet & Catalog Retail—0.0%
Liberty Ventures, expires 10/09/2012* (Cost $10)	1	14

Short-Term Investments—20.7%
Security Description	Shares	Value

Mutual Funds—20.7%
State Street Navigator Securities Lending Prime Portfolio (d)	231,063,818	$231,063,818
T. Rowe Price Government Reserve Investment Fund**	86,713,459	86,713,459

Total Short-Term Investments (Cost $317,777,277)		317,777,277

Total Investments—114.9% (Cost $1,466,884,988#)		1,761,928,786
Other assets and liabilities (net)—(14.9)%		(228,484,962)

Net Assets—100.0%		$1,533,443,824

#	As of September 30, 2012, the aggregate cost of investments was $1,466,884,988. The aggregate unrealized appreciation and depreciation of investments were $351,027,469 and $(55,983,671), respectively, resulting in net unrealized appreciation of $295,043,798.
*	Non-income producing security.
**	Affiliated Issuer.
(a)	All or a portion of the security was held on loan. As of September 30, 2012, the market value of securities loaned was $225,761,033 and the collateral received consisted of cash in the amount of $231,063,818 and non-cash collateral with a value of $526,659. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2012, these securities represent 0.4% of net assets.
(c)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2012, the market value of restricted securities was $5,662,722, which is 0.4% of net assets. See details below.
(d)	Represents investment of cash collateral received from securities lending transactions.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

MIST-342

Met Investors Series Trust

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Restricted Securities	Acquisition Date	Shares	Cost	Value
Coupons.com, Inc., Series B	06/01/11	592,662	$3,255,700	$2,960,347
LivingSocial, Inc., Series E	04/01/11	757,490	4,280,576	1,466,197
Workday, Inc., Series F	10/13/11	65,062	866,436	1,236,178

Transactions in Affiliated Issuers

At the end of the period, the Portfolio was the owner of record of 5% or more of the total outstanding voting shares of the following investment company:

Security Description	Number of shares held at December 31, 2011	Shares purchased	Shares sold	Number of shares held at September 30, 2012	Income earned from affiliates during the period
T. Rowe Price Government Reserve Investment Fund	52,965,574	—	—	52,965,574	$—

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2012:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$1,438,488,773	$—	$—	$1,438,488,773
Total Convertible Preferred Stocks*	—	—	5,662,722	5,662,722
Total Right*	14	—	—	14
Total Short-Term Investments*	317,777,277	—	—	317,777,277
Total Investments	$1,756,266,064	$—	$5,662,722	$1,761,928,786

*	See Schedule of Investments for additional detailed categorizations.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2011	Change in Unrealized Depreciation	Purchases	Balance as of September 30, 2012	Change in Unrealized Depreciation from investments still held at September 30, 2012
Convertible Preferred Stocks
Internet Software & Services	$9,934,941	$(4,284,512)	$12,293	$5,662,722	$(4,284,512)

MIST-343

Met Investors Series Trust

Third Avenue Small Cap Value Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stocks—85.8% of Net Assets

Security Description	Shares	Value

Auto Components—2.0%
Superior Industries International, Inc. (a)	1,645,090	$28,114,588

Building Products—0.7%
Insteel Industries, Inc.	855,820	10,038,769

Capital Markets—0.9%
Westwood Holdings Group, Inc.	315,624	12,312,492

Chemicals—7.1%
Lanxess AG	150,105	12,461,274
LSB Industries, Inc.*	535,139	23,476,548
Minerals Technologies, Inc.	268,336	19,033,072
Sensient Technologies Corp.	563,771	20,724,222
Stepan Co.	155,297	14,927,148
Westlake Chemical Corp.	125,611	9,177,140

		99,799,404

Commercial Banks—0.3%
First Niagara Financial Group, Inc.	451,909	3,655,944

Commercial Services & Supplies—1.8%
Unifirst Corp.	382,640	25,556,526

Communications Equipment—1.9%
Bel Fuse, Inc. - Class B (a)	623,781	11,652,229
Tellabs, Inc.	4,481,812	15,865,614

		27,517,843

Computers & Peripherals—2.4%
Electronics for Imaging, Inc.*	802,272	13,325,738
Lexmark International, Inc. - Class A	910,183	20,251,572

		33,577,310

Construction & Engineering—1.6%
EMCOR Group, Inc.	807,083	23,034,149

Diversified Financial Services—2.5%
Ackermans & van Haaren N.V.	237,571	19,142,739
Leucadia National Corp.	698,742	15,896,380

		35,039,119

Electrical Equipment—1.1%
Encore Wire Corp.	533,341	15,605,558

Electronic Equipment, Instruments & Components—6.8%
AVX Corp.	1,910,969	18,326,193
Electro Scientific Industries, Inc.	1,055,867	12,902,695
Ingram Micro, Inc. - Class A*	1,912,305	29,124,405
Park Electrochemical Corp.	408,704	10,148,120
Rofin-Sinar Technologies, Inc.*	1,267,355	25,004,914

		95,506,327

Energy Equipment & Services—5.1%
Bristow Group, Inc.	531,785	26,881,732
Pioneer Energy Services Corp.*	1,840,359	14,336,396
SEACOR Holdings, Inc.*	369,742	30,821,693

		72,039,821

Food Products—2.0%
Alico, Inc.	11,739	$366,609
Cal-Maine Foods, Inc.	81,333	3,655,105
Darling International, Inc.*	591,928	10,826,363
J&J Snack Foods Corp.	223,014	12,785,393

		27,633,470

Health Care Equipment & Supplies—3.2%
Haemonetics Corp.*	96,677	7,753,496
Teleflex, Inc.	544,886	37,509,952

		45,263,448

Health Care Providers & Services—0.6%
Cross Country Healthcare, Inc.* (a)	1,707,049	8,057,271

Hotels, Restaurants & Leisure—1.4%
Vail Resorts, Inc.	337,206	19,439,926

Household Durables—3.9%
Cavco Industries, Inc.* (a)	371,065	17,028,173
Harman International Industries, Inc.	511,406	23,606,501
Skyline Corp. (a)	195,585	1,058,115
Stanley Furniture Co., Inc.* (a)	2,617,608	12,747,751

		54,440,540

Insurance—8.4%
Alleghany Corp.*	120,459	41,551,128
Arch Capital Group, Ltd.*	534,093	22,260,996
E-L Financial Corp., Ltd.	27,855	11,758,545
HCC Insurance Holdings, Inc.	796,215	26,983,726
Montpelier Re Holdings, Ltd.	726,956	16,087,536

		118,641,931

IT Services—3.7%
Broadridge Financial Solutions, Inc.	1,168,761	27,267,194
Mantech International Corp.	1,066,900	25,605,600

		52,872,794

Leisure Equipment & Products—0.7%
Jakks Pacific, Inc.	667,589	9,726,772

Machinery—6.9%
Alamo Group, Inc.	413,612	13,971,813
Kennametal, Inc.	871,778	32,325,528
Oshkosh Corp.*	1,470,233	40,328,491
Wacker Neuson SE	757,429	10,699,186

		97,325,018

Media—4.8%
Liberty Media Corp. - Liberty Capital - Class A*	315,525	32,868,239
Madison Square Garden Co. (The) - Class A*	871,264	35,085,801

		67,954,040

Metals & Mining—2.8%
Compass Minerals International, Inc.	383,320	28,591,839
Kaiser Aluminum Corp.	196,382	11,466,745

		40,058,584

MIST-344

Met Investors Series Trust

Third Avenue Small Cap Value Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Oil, Gas & Consumable Fuels—3.9%
Cimarex Energy Co.	105,378	$6,169,882
Cloud Peak Energy, Inc.*	1,299,409	23,519,303
SemGroup Corp. - Class A*	700,096	25,798,537

		55,487,722

Paper & Forest Products—1.2%
Canfor Corp.*	391,300	5,186,287
PH Glatfelter Co.	657,462	11,709,398

		16,895,685

Professional Services—1.5%
ICF International, Inc.* (a)	1,067,837	21,463,524

Real Estate Investment Trusts—2.2%
Excel Trust, Inc.	494,496	5,647,145
Origen Financial, Inc.*	811,331	1,054,730
Segro plc	6,789,397	24,905,156

		31,607,031

Software—1.7%
Progress Software Corp.*	1,107,311	23,685,382

Specialty Retail—2.3%
American Eagle Outfitters, Inc.	283,693	5,980,248
Haverty Furniture Cos., Inc. (a)	859,412	11,928,639
Jos A Bank Clothiers, Inc.*	297,303	14,413,249

		32,322,136

Thrifts & Mortgage Finance—0.4%
Kearny Financial Corp.	535,494	5,215,712

Total Common Stocks (Cost $1,103,273,054)		1,209,888,836

Preferred Stock—0.2%
Security Description	Shares/Par Amount	Value

Real Estate Investment Trusts—0.2%
Excel Trust, Inc., 8.125% (Cost $3,010,291)	118,300	$3,075,800

Short-Term Investment—13.9%

Repurchase Agreement—13.9%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/28/12 at 0.010% to be repurchased at $196,613,164 on 10/01/12, collateralized by $92,685,000 Federal Home Loan Mortgage Corp. at 0.550% due 02/13/15 with a value of $92,916,713; by $92,605,000 U.S. Treasury Note at 2.250% due 01/31/15 with a value of $97,185,892; by $3,215,000 U.S. Treasury Note at 2.375% due 02/28/15 with a value of $3,382,662; by $6,615,000 U.S. Treasury Note at 2.500% due 03/31/15 with a value of $7,061,513.	$196,613,000	196,613,000

Total Short-Term Investment (Cost $196,613,000)		196,613,000

Total Investments—99.9% (Cost $1,302,896,345#)		1,409,577,636
Other assets and liabilities (net)—0.1%		1,229,001

Net Assets—100.0%		$1,410,806,637

#	As of September 30, 2012, the aggregate cost of investments was $1,302,896,345. The aggregate unrealized appreciation and depreciation of investments were $170,752,057 and $(64,070,766), respectively, resulting in net unrealized appreciation of $106,681,291.
*	Non-income producing security.
(a)	Affiliated Issuer.

MIST-345

Met Investors Series Trust

Third Avenue Small Cap Value Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Transactions in Securities of Affiliated Issuers

A summary of Portfolio’s transactions in the securities of affiliated issuers during the period ended September 30, 2012 was as follows:

Security Description	Number of Shares Held at December 31, 2011	Shares Purchased	Shares Sold	Number of Shares Held at September 30, 2012
Bel Fuse, Inc. - Class B	518,491	105,290	—	623,781
Cavco Industries, Inc.	787,653	—	(416,588)	371,065
Cross Country Healthcare, Inc.	2,070,515	—	(363,466)	1,707,049
Haverty Furniture Cos., Inc.	1,474,149	—	(614,737)	859,412
ICF International, Inc.	589,579	478,258	—	1,067,837
Skyline Corp.	769,501	—	(573,916)	195,585
Stanley Furniture Co., Inc.	2,930,178	—	(312,570)	2,617,608
Superior Industries International, Inc.	1,941,976	—	(296,886)	1,645,090

Security Description	Net Realized Gain/(Loss)	Return of Capital	Dividend Income	Ending Value as of September 30, 2012
Bel Fuse, Inc. - Class B	$—	$—	$116,253	$11,652,229
Cavco Industries, Inc.	7,664,805	—	—	17,028,173
Cross Country Healthcare, Inc.	(3,762,009)	—	—	8,057,271
Haverty Furniture Cos., Inc.	187,924	—	83,315	11,928,639
ICF International, Inc.	—	—	—	21,463,524
Skyline Corp.	(10,664,680)	—	—	1,058,115
Stanley Furniture Co., Inc.	(4,650,200)	—	—	12,747,751
Superior Industries International, Inc.	(1,169,675)	—	1,159,198	28,144,588

	$(12,393,835)	$—	$1,358,766	$112,080,290

MIST-346

Met Investors Series Trust

Third Avenue Small Cap Value Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2012:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Auto Components	$28,114,588	$—	$—	$28,114,588
Building Products	10,038,769	—	—	10,038,769
Capital Markets	12,312,492	—	—	12,312,492
Chemicals	87,338,130	12,461,274	—	99,799,404
Commercial Banks	3,655,944	—	—	3,655,944
Commercial Services & Supplies	25,556,526	—	—	25,556,526
Communications Equipment	27,517,843	—	—	27,517,843
Computers & Peripherals	33,577,310	—	—	33,577,310
Construction & Engineering	23,034,149	—	—	23,034,149
Diversified Financial Services	15,896,380	19,142,739	—	35,039,119
Electrical Equipment	15,605,558	—	—	15,605,558
Electronic Equipment, Instruments & Components	95,506,327	—	—	95,506,327
Energy Equipment & Services	72,039,821	—	—	72,039,821
Food Products	27,633,470	—	—	27,633,470
Health Care Equipment & Supplies	45,263,448	—	—	45,263,448
Health Care Providers & Services	8,057,271	—	—	8,057,271
Hotels, Restaurants & Leisure	19,439,926	—	—	19,439,926
Household Durables	54,440,540	—	—	54,440,540
Insurance	118,641,931	—	—	118,641,931
IT Services	52,872,794	—	—	52,872,794
Leisure Equipment & Products	9,726,772	—	—	9,726,772
Machinery	86,625,832	10,699,186	—	97,325,018
Media	67,954,040	—	—	67,954,040
Metals & Mining	40,058,584	—	—	40,058,584
Oil, Gas & Consumable Fuels	55,487,722	—	—	55,487,722
Paper & Forest Products	16,895,685	—	—	16,895,685
Professional Services	21,463,524	—	—	21,463,524
Real Estate Investment Trusts	6,701,875	24,905,156	—	31,607,031
Software	23,685,382	—	—	23,685,382
Specialty Retail	32,322,136	—	—	32,322,136
Thrifts & Mortgage Finance	5,215,712	—	—	5,215,712
Total Common Stocks	1,142,680,481	67,208,355	—	1,209,888,836
Total Preferred Stock*	3,075,800	—	—	3,075,800
Total Short-Term Investment*	—	196,613,000	—	196,613,000
Total Investments	$1,145,756,281	$263,821,355	$—	$1,409,577,636

*	See Schedule of Investments for additional detailed categorizations.

MIST-347

Met Investors Series Trust

Turner Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stocks—98.1% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.0%
BE Aerospace, Inc.*	44,060	$1,854,926

Auto Components—1.3%
BorgWarner, Inc.* (a)	35,540	2,456,169

Automobiles—1.3%
Harley-Davidson, Inc.	55,260	2,341,366

Biotechnology—5.8%
Alexion Pharmaceuticals, Inc.*	34,790	3,979,976
ARIAD Pharmaceuticals, Inc.*	50,240	1,217,064
Medivation, Inc.*	40,160	2,263,418
Onyx Pharmaceuticals, Inc.*	13,260	1,120,470
Regeneron Pharmaceuticals, Inc.*	14,960	2,283,793

		10,864,721

Capital Markets—1.7%
Affiliated Managers Group, Inc.*	25,880	3,183,240

Chemicals—3.2%
Eastman Chemical Co.	51,030	2,909,220
PPG Industries, Inc.	26,020	2,988,137

		5,897,357

Commercial Banks—2.0%
First Republic Bank	55,280	1,904,949
Signature Bank*	28,570	1,916,475

		3,821,424

Communications Equipment—3.4%
Ciena Corp.* (a)	112,320	1,527,552
F5 Networks, Inc.*	36,006	3,769,828
Palo Alto Networks, Inc.* (a)	18,600	1,145,202

		6,442,582

Computers & Peripherals—1.1%
Fusion-io, Inc.* (a)	65,120	1,971,182

Containers & Packaging—1.2%
Crown Holdings, Inc.*	59,870	2,200,223

Diversified Financial Services—1.5%
IntercontinentalExchange, Inc.*	21,550	2,874,986

Electrical Equipment—1.6%
Roper Industries, Inc.	27,410	3,012,085

Electronic Equipment, Instruments & Components—1.3%
Trimble Navigation, Ltd.*	49,790	2,372,991

Energy Equipment & Services—2.3%
FMC Technologies, Inc.*	64,500	2,986,350
Oil States International, Inc.*	17,210	1,367,507

		4,353,857

Food & Staples Retailing—1.8%
Whole Foods Market, Inc.	35,370	3,445,038

Food Products—2.3%
Hain Celestial Group, Inc. (The)* (a)	39,980	$2,518,740
Mead Johnson Nutrition Co.	24,650	1,806,352

		4,325,092

Health Care Equipment & Supplies—1.3%
IDEXX Laboratories, Inc.* (a)	11,650	1,157,428
Intuitive Surgical, Inc.*	2,740	1,358,026

		2,515,454

Health Care Providers & Services—3.9%
Catamaran Corp.*	32,970	3,230,071
DaVita, Inc.*	28,270	2,929,055
WellCare Health Plans, Inc.*	21,480	1,214,694

		7,373,820

Health Care Technology—1.1%
Cerner Corp.*	25,750	1,993,308

Hotels, Restaurants & Leisure—3.6%
Starwood Hotels & Resorts Worldwide, Inc.	53,100	3,077,676
Wynn Resorts, Ltd.	31,210	3,602,882

		6,680,558

Household Durables—1.3%
Toll Brothers, Inc.* (a)	74,650	2,480,620

Insurance—1.4%
Brown & Brown, Inc.	102,690	2,677,128

Internet & Catalog Retail—0.5%
HomeAway, Inc.*	39,760	932,372

Internet Software & Services—3.3%
LinkedIn Corp. - Class A*	19,850	2,389,940
MercadoLibre, Inc. (a)	22,910	1,891,221
SINA Corp.*	29,680	1,919,702

		6,200,863

IT Services—0.7%
Cardtronics, Inc.*	44,870	1,336,229

Machinery—3.0%
Chart Industries, Inc.* (a)	19,710	1,455,584
Joy Global, Inc.	42,580	2,387,035
SPX Corp.	25,730	1,682,999

		5,525,618

Media—2.9%
CBS Corp. - Class B	76,690	2,786,148
Discovery Communications, Inc. - Class A*	45,650	2,722,109

		5,508,257

Multiline Retail—0.6%
Dollar Tree, Inc.*	24,660	1,190,462

MIST-348

Met Investors Series Trust

Turner Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Oil, Gas & Consumable Fuels—3.5%
Cabot Oil & Gas Corp.	61,810	$2,775,269
Concho Resources, Inc.*	40,360	3,824,110

		6,599,379

Pharmaceuticals—1.4%
Perrigo Co. (a)	23,131	2,687,128

Professional Services—1.1%
Equifax, Inc.	45,120	2,101,690

Real Estate Investment Trusts—1.4%
AvalonBay Communities, Inc.	19,020	2,586,530

Real Estate Management & Development—1.7%
CBRE Group, Inc. - Class A*	174,750	3,217,147

Road & Rail—1.4%
Genesee & Wyoming, Inc. - Class A* (a)	38,890	2,600,185

Semiconductors & Semiconductor Equipment—11.3%
Altera Corp.	75,070	2,551,254
ASML Holding N.V.	50,590	2,715,671
Avago Technologies, Ltd.	91,610	3,193,983
Broadcom Corp. - Class A*	127,810	4,419,670
Cavium, Inc.* (a)	84,470	2,815,385
NXP Semiconductor N.V.* (a)	159,380	3,986,094
Ultratech, Inc.*	44,570	1,398,606

		21,080,663

Software—5.1%
Allot Communications, Ltd.*	51,350	1,361,802
Citrix Systems, Inc.*	51,320	3,929,572
Splunk, Inc.*	28,600	1,050,192
TIBCO Software, Inc.*	107,460	3,248,516

		9,590,082

Specialty Retail—6.6%
American Eagle Outfitters, Inc. (a)	140,790	2,967,853
Dick’s Sporting Goods, Inc. (a)	47,180	2,446,283
GNC Holdings, Inc. - Class A (a)	42,230	1,645,703
Sally Beauty Holdings, Inc.*	66,320	1,663,969
Tractor Supply Co. (a)	23,760	2,349,626
Urban Outfitters, Inc.*	33,300	1,250,748

		12,324,182

Textiles, Apparel & Luxury Goods—6.6%
Coach, Inc.	14,590	817,332
Lululemon Athletica, Inc.*	20,760	1,534,994

Textiles, Apparel & Luxury Goods—(Continued)
Michael Kors Holdings, Ltd.*	34,030	$1,809,715
Ralph Lauren Corp.	19,450	2,941,424
Under Armour, Inc. - Class A* (a)	43,840	2,447,587
VF Corp.	17,620	2,807,923

		12,358,975

Trading Companies & Distributors—1.6%
W.W. Grainger, Inc.	14,140	2,946,352

Total Common Stocks (Cost $163,129,801)		183,924,241

Short-Term Investments—17.3%

Mutual Fund—16.5%
State Street Navigator Securities Lending Prime Portfolio (b)	30,869,526	30,869,526

Repurchase Agreement—0.8%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/28/12 at 0.010% to be repurchased at $1,422,001, on 10/01/12, collateralized by $1,385,000 U.S. Treasury Note at 2.250% due 01/31/15 with a value of $1,453,512	$1,422,000	1,422,000

Total Short-Term Investments (Cost $32,291,526)		32,291,526

Total Investments—115.4% (Cost $195,421,327#)		216,215,767
Other assets and liabilities (net)—(15.4)%		(28,827,976)

Net Assets—100.0%		$187,387,791

#	As of September 30, 2012, the aggregate cost of investments was $195,421,327. The aggregate unrealized appreciation and depreciation of investments were $22,305,877 and $(1,511,437), respectively, resulting in net unrealized appreciation of $20,794,440.
*	Non-income producing security.
(a)	All or a portion of the security was held on loan. As of September 30, 2012, the market value of securities loaned was $29,871,460 and the collateral received consisted of cash in the amount of $30,869,526.The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Represents investment of cash collateral received from securities lending transactions.

MIST-349

Met Investors Series Trust

Turner Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2012:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$183,924,241	$—	$—	$183,924,241
Short-Term Investments
Mutual Fund	30,869,526	—	—	30,869,526
Repurchase Agreement	—	1,422,000	—	1,422,000
Total Short-Term Investments	30,869,526	1,422,000	—	32,291,526
Total Investments	$214,793,767	$1,422,000	$—	$216,215,767

*	See Schedule of Investments for additional detailed categorizations.

MIST-350

Met Investors Series Trust

Van Kampen Comstock Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stocks—95.7% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.4%
Honeywell International, Inc.	245,616	$14,675,556
Textron, Inc. (a)	543,682	14,228,158

		28,903,714

Automobiles—1.6%
General Motors Co.* (a)	1,543,361	35,111,463

Beverages—0.1%
PepsiCo, Inc.	43,555	3,082,387

Capital Markets—4.1%
Bank of New York Mellon Corp. (The)	1,856,319	41,989,936
Goldman Sachs Group, Inc. (The)	167,392	19,029,123
Morgan Stanley	1,054,475	17,651,911
State Street Corp.	226,392	9,499,408

		88,170,378

Commercial Banks—5.6%
Fifth Third Bancorp.	1,471,036	22,815,768
PNC Financial Services Group, Inc.	524,050	33,067,555
U.S. Bancorp.	506,522	17,373,705
Wells Fargo & Co.	1,365,925	47,165,390

		120,422,418

Communications Equipment—1.1%
Cisco Systems, Inc.	1,214,399	23,182,877

Computers & Peripherals—1.7%
Dell, Inc.	445,121	4,388,893
Hewlett-Packard Co.	1,910,995	32,601,575

		36,990,468

Diversified Financial Services—7.5%
Bank of America Corp.	2,982,474	26,335,245
Citigroup, Inc.	2,117,973	69,300,077
JPMorgan Chase & Co.	1,586,320	64,214,234

		159,849,556

Diversified Telecommunication Services—1.8%
AT&T, Inc.	436,500	16,456,050
Verizon Communications, Inc.	477,650	21,766,510

		38,222,560

Electric Utilities—2.4%
FirstEnergy Corp.	420,630	18,549,783
PPL Corp.	1,123,977	32,651,532

		51,201,315

Electrical Equipment — 1.1%
Emerson Electric Co.	498,841	24,079,055

Electronic Equipment, Instruments & Components—1.3%
Corning, Inc.	2,141,946	28,166,590

Energy Equipment & Services—4.5%
Halliburton Co.	1,247,846	42,039,932

Energy Equipment & Services—(Continued)
Noble Corp.*	316,566	$11,326,731
Weatherford International, Ltd.*	3,300,093	41,845,179

		95,211,842

Food & Staples Retailing—2.2%
CVS Caremark Corp.	802,717	38,867,557
Wal-Mart Stores, Inc.	118,435	8,740,503

		47,608,060

Food Products—3.4%
Archer-Daniels-Midland Co.	389,044	10,574,216
Kraft Foods, Inc. - Class A	749,624	30,996,952
Unilever N.V.	876,350	31,092,898

		72,664,066

Health Care Providers & Services—3.7%
Cardinal Health, Inc.	430,244	16,766,609
UnitedHealth Group, Inc.	737,624	40,871,746
WellPoint, Inc.	360,841	20,932,386

		78,570,741

Hotels, Restaurants & Leisure—1.0%
Carnival Corp. (a)	564,548	20,572,129

Household Products—0.4%
Procter & Gamble Co. (The)	116,855	8,105,063

Industrial Conglomerates—2.3%
General Electric Co.	2,158,248	49,013,812

Insurance—4.3%
Aflac, Inc. (a)	167,640	8,026,603
Allstate Corp. (The)	1,370,145	54,271,444
Travelers Cos., Inc. (The)	429,940	29,347,704

		91,645,751

Internet Software & Services—3.3%
eBay, Inc.*	739,161	35,782,784
Yahoo!, Inc.* (a)	2,133,973	34,090,219

		69,873,003

Machinery—1.6%
Ingersoll-Rand plc	753,486	33,771,242

Media—10.2%
Comcast Corp. - Class A	1,833,350	65,578,929
News Corp. - Class B	1,421,632	35,256,474
Time Warner Cable, Inc.	533,062	50,672,874
Time Warner, Inc.	418,247	18,959,136
Viacom, Inc. - Class B	884,620	47,406,786

		217,874,199

Metals & Mining—1.1%
Alcoa, Inc. (a)	2,681,883	23,734,665

MIST-351

Met Investors Series Trust

Van Kampen Comstock Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Multiline Retail—1.2%
Kohl’s Corp. (a)	167,212	$8,564,599
Target Corp.	276,916	17,575,858

		26,140,457

Oil, Gas & Consumable Fuels—8.3%
BP plc (ADR)	1,149,314	48,684,941
Chevron Corp.	280,002	32,637,033
Murphy Oil Corp.	602,779	32,363,205
QEP Resources, Inc.	788,139	24,952,481
Royal Dutch Shell plc (ADR)	550,293	38,195,837

		176,833,497

Paper & Forest Products—1.8%
International Paper Co.	1,070,514	38,881,068

Pharmaceuticals—10.8%
Bristol-Myers Squibb Co.	1,193,602	40,284,067
GlaxoSmithKline plc (ADR)	503,570	23,285,077
Merck & Co., Inc.	1,058,976	47,759,818
Novartis AG	314,609	19,256,084
Pfizer, Inc.	2,096,267	52,092,235
Roche Holding AG (ADR)	403,516	18,961,217
Sanofi (ADR)	661,623	28,489,486

		230,127,984

Semiconductors & Semiconductor Equipment—0.6%
Intel Corp.	588,798	13,353,939

Software—2.5%
Microsoft Corp.	1,804,278	53,731,399

Specialty Retail—1.8%
Lowe’s Cos., Inc.	812,233	24,561,926
Staples, Inc. (a)	1,111,286	12,802,015

		37,363,941

Wireless Telecommunication Services—1.0%
Vodafone Group plc (ADR)	735,135	20,947,672

Total Common Stocks (Cost $1,818,442,274)		2,043,407,311

Short-Term Investments—6.0%
Security Description	Shares/Par Amount	Value

Mutual Fund—1.6%
State Street Navigator Securities Lending Prime Portfolio (b)	33,723,097	$33,723,097

Repurchase Agreement—4.4%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/28/12 at 0.010% to be repurchased at $94,765,079 on 10/01/12, collateralized by $10,945,000 Federal Home Loan Bank at 0.375% due 11/27/13 with a value of $10,972,363; by $85,690,000 U.S. Treasury Note at 0.250% due 11/30/13 with a value of $85,690,000.	$94,765,000	94,765,000

Total Short-Term Investments (Cost $128,488,097)		128,488,097

Total Investments—101.7% (Cost $1,946,930,371#)		2,171,895,408
Other assets and liabilities (net)—(1.7)%		(36,683,186)

Net Assets—100.0%		$2,135,212,222

#	As of September 30, 2012, the aggregate cost of investments was $1,946,930,371. The aggregate unrealized appreciation and depreciation of investments were $337,851,828 and $(112,886,791), respectively, resulting in net unrealized appreciation of $224,965,037.
*	Non-income producing security.
(a)	All or a portion of the security was held on loan. As of September 30, 2012, the market value of securities loaned was $32,553,732 and the collateral received consisted of cash in the amount of $33,723,097. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Represents investment of cash collateral received from securities lending transactions.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

MIST-352

Met Investors Series Trust

Van Kampen Comstock Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts to sell:

Settlement Date	Counterparty	Contracts to Deliver		Value at September 30, 2012	In Exchange for U.S.$	Net Unrealized Appreciation
10/26/2012	Canadian Imperial Bank of Commerce	9,766,425	CHF	$10,388,822	$10,422,467	$33,645
10/26/2012	Citibank N.A.	4,925,617	CHF	5,239,518	5,256,991	17,473
10/26/2012	Mellon Bank N.A.	4,883,108	CHF	5,194,300	5,211,233	16,933
10/26/2012	State Street Bank and Trust	9,765,841	CHF	10,388,202	10,422,467	34,265
10/26/2012	Canadian Imperial Bank of Commerce	11,472,577	EUR	14,746,296	14,817,235	70,939
10/26/2012	Citibank N.A.	22,365,241	EUR	28,747,199	28,880,459	133,260
10/26/2012	Mellon Bank N.A.	21,952,740	EUR	28,216,990	28,346,014	129,024
10/26/2012	State Street Bank and Trust	11,273,796	EUR	14,490,792	14,559,544	68,752
10/26/2012	Canadian Imperial Bank of Commerce	16,817,009	GBP	27,154,141	27,240,359	86,218
10/26/2012	Citibank N.A.	7,991,226	GBP	12,903,298	12,942,190	38,892
10/26/2012	Mellon Bank N.A.	7,935,030	GBP	12,812,560	12,849,226	36,666
10/26/2012	State Street Bank and Trust	15,867,150	GBP	25,620,420	25,698,452	78,032

Net Unrealized Appreciation						$744,099

(CHF)—	Swiss Franc
(EUR)—	Euro
(GBP)—	British Pound

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2012:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$28,903,714	$—	$—	$28,903,714
Automobiles	35,111,463	—	—	35,111,463
Beverages	3,082,387	—	—	3,082,387
Capital Markets	88,170,378	—	—	88,170,378
Commercial Banks	120,422,418	—	—	120,422,418
Communications Equipment	23,182,877	—	—	23,182,877
Computers & Peripherals	36,990,468	—	—	36,990,468
Diversified Financial Services	159,849,556	—	—	159,849,556
Diversified Telecommunication Services	38,222,560	—	—	38,222,560
Electric Utilities	51,201,315	—	—	51,201,315
Electrical Equipment	24,079,055	—	—	24,079,055
Electronic Equipment, Instruments & Components	28,166,590	—	—	28,166,590

MIST-353

Met Investors Series Trust

Van Kampen Comstock Portfolio

Schedule of Investments as of September 30, 2012 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Energy Equipment & Services	$95,211,842	$—	$—	$95,211,842
Food & Staples Retailing	47,608,060	—	—	47,608,060
Food Products	72,664,066	—	—	72,664,066
Health Care Providers & Services	78,570,741	—	—	78,570,741
Hotels, Restaurants & Leisure	20,572,129	—	—	20,572,129
Household Products	8,105,063	—	—	8,105,063
Industrial Conglomerates	49,013,812	—	—	49,013,812
Insurance	91,645,751	—	—	91,645,751
Internet Software & Services	69,873,003	—	—	69,873,003
Machinery	33,771,242	—	—	33,771,242
Media	217,874,199	—	—	217,874,199
Metals & Mining	23,734,665	—	—	23,734,665
Multiline Retail	26,140,457	—	—	26,140,457
Oil, Gas & Consumable Fuels	176,833,497	—	—	176,833,497
Paper & Forest Products	38,881,068	—	—	38,881,068
Pharmaceuticals	210,871,900	19,256,084	—	230,127,984
Semiconductors & Semiconductor Equipment	13,353,939	—	—	13,353,939
Software	53,731,399	—	—	53,731,399
Specialty Retail	37,363,941	—	—	37,363,941
Wireless Telecommunication Services	20,947,672	—	—	20,947,672
Total Common Stocks	2,024,151,227	19,256,084	—	2,043,407,311
Short-Term Investments
Mutual Fund	33,723,097	—	—	33,723,097
Repurchase Agreement	—	94,765,000	—	94,765,000
Total Short-Term Investments	33,723,097	94,765,000	—	128,488,097
Total Investments	$2,057,874,324	$114,021,084	$—	$2,171,895,408

Forward Contracts
Forward Foreign Currency Contracts (Unrealized Appreciation)	$—	$744,099	$—	$744,099
Total Forward Contracts	$—	$744,099	$—	$744,099

MIST-354

Met Investors Series Trust

Notes to the Schedule of Investments

Investment Valuation and Fair Value Measurements:

Debt securities (other than short term obligations with a remaining maturity of sixty days or less), including corporate, convertible and municipal bonds and notes; U.S. government agencies; U.S. treasury obligations; sovereign issues; term loans; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by MetLife Advisers, LLC (“MLA” or the “Adviser”), an affiliate of MetLife, Inc., pursuant to authorization of the Board of Trustees (the “Board”) of the Portfolios. Such quotations utilize matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by the Adviser pursuant to authorization of the Board. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows for each tranche, market-based yield spreads for each tranche and current market data, and incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Short term obligations with a remaining maturity of sixty days or less are valued at amortized cost, which approximates fair market value, and are categorized as Level 2 within the fair value hierarchy.

Equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock that are traded on a national securities exchange or other exchanges, are generally valued at their last sale price on the principal trading market. Equity securities traded on a national securities exchange or other exchanges for which there is no reported sale during the day are valued at the last reported bid price. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for that security by the Board or its delegates. If no closing price is available, then such securities are valued at the last reported bid price. Equity securities traded over-the-counter are generally valued at the last reported sales price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 within the fair value hierarchy.

Equity securities (including rights and warrants) which are listed on foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last reported bid price. Valuation adjustments may be applied to certain equity securities that are solely traded on foreign exchanges closing before the U.S. market to account for the market movement between the close of the foreign exchanges and the close of the U.S. market. The Portfolio may use a systematic fair valuation model provided by an independent third party to value securities principally traded in these foreign markets closing before the U.S. market in order to adjust for possible stale pricing that may occur between the close of these foreign exchanges and the time of the Portfolio valuation. Securities using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported net asset value per share and are categorized as Level 1 within the fair value hierarchy.

Forward foreign currency exchange contracts are valued based on the mean between closing bid and asked prices of the forward currency rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer. These contracts are categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sales price available as of the close of business on the day of valuation or, if there is no such sale price available, at the last reported bid price. Options on currencies are valued at the spot price each day. These types of options are categorized as Level 1 within the fair value hierarchy.

Futures contracts, which are traded on commodity exchanges, are valued at their closing prices as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy. Futures contracts traded on inactive markets where a broker quotation is received are categorized as Level 2 within the fair value hierarchy.

Options and futures contracts that are traded over-the-counter are generally valued on the basis of broker dealer quotations or pricing service providers who use a series of techniques, including simulation pricing models, to determine the value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves and exchange rates. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Swap contracts are marked-to-market daily based on quotations and prices supplied by market makers, broker-dealers and pricing services. Such quotations and prices are derived utilizing significant observable data, including the underlying reference securities or indices. These contracts are generally categorized as Level 2 within the fair value hierarchy.

MIST-355

Met Investors Series Trust

Notes to the Schedule of Investments

If no current market value quotation or other observable inputs are readily available or reliable for a security, the fair value of the security will be determined in accordance with procedures approved by and under the general supervision of the Board. In such a circumstance, the Board has delegated the determination of the fair value of a security to a Valuation Committee (“Committee”), of the Adviser. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to valuation of the securities in each Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“custodian”), the responsibility for calculating the net asset values (“NAVs”) of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Trust’s Portfolios by the custodian. The Committee also periodically reviews pricing vendors, including the vendor providing fair value pricing for the Trust’s foreign securities, and is responsible for overseeing the correction of pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

If there are no readily available market quotations for a security or such quotations are otherwise deemed to be unreliable because of unusual market or issuer-specific circumstances, including without limitation, the cessation, suspension or restriction of trading activity, the Committee shall make a good faith determination of the fair value of the asset. The Board shall be requested to ratify such determinations at its next board meeting.

No single standard for determining the fair value of a security can be set forth because fair value depends upon the facts and circumstances with respect to each security. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the Subadviser of a Portfolio, the custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities or a combination of these and other methods. The Committee maintains a detailed report tracking each fair-valued security that compares the fair value price to the next available trade, vendor or broker price, and provides information on how close the fair value price was to the next quoted price. The Committee reviews a summary of such report monthly.

On a quarterly basis, the Board is provided with the following for ratification: 1) a memorandum summarizing the actions taken by the Committee in the prior quarter and 2) a list of the Portfolios’ securities as of the most recent quarter end for which market quotations were not readily available.

For information regarding a Portfolio’s other significant accounting policies, please refer to the Portfolio’s most recent Semiannual or Annual Report.

Subsequent Event

The Board of Trustees of Met Investors Series Trust (the “Trust”) approved a change of subadviser for the Rainier Large Cap Equity Portfolio (the “Portfolio”) from Rainier Investment Management, Inc. to Jennison Associates LLC. In addition, the name of the Portfolio changed to the Jennison Large Cap Equity Portfolio. These changes became effective on November 2, 2012.

MIST-356

Item 2.	Controls and Procedures.

(a) Within 90 days of the filing date of this Form N-Q, Elizabeth M. Forget, the registrant’s President and Peter H. Duffy, the registrant’s Chief Financial Officer and Treasurer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the “Procedures”) and evaluated their effectiveness. Based on their evaluation, Ms. Forget and Mr. Duffy have concluded that the Procedures are effective to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MET INVESTORS SERIES TRUST

By:	/s/ Elizabeth M. Forget
Elizabeth M. Forget
President

Date:	November 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Elizabeth M. Forget
Elizabeth M. Forget
President

Date:	November 21, 2012

By:	/s/ Peter H. Duffy
Peter H. Duffy
Chief Financial Officer and Treasurer

Date:	November 21, 2012